UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1: Report to Shareholders.

Semi-Annual Report

31 March 2016

SPDR® Index Shares Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR STOXX EUROPE 50 ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.29%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	STOXX EUROPE 50 INDEX*	NET ASSET VALUE	MARKET VALUE	STOXX EUROPE 50 INDEX*
SIX MONTHS	–2.98%	–3.65%	–2.98%	N/A	N/A	N/A
ONE YEAR	–10.89%	–11.61%	–10.97%	–10.89%	–11.61%	–10.97%
THREE YEARS	1.20%	0.16%	1.08%	0.40%	0.05%	0.36%
FIVE YEARS	3.38%	2.55%	2.99%	0.67%	0.50%	0.59%
TEN YEARS	5.05%	4.31%	4.72%	0.49%	0.42%	0.46%

*	The STOXX Europe 50 Index is a market capitalization weighted index designed to represent the performance of some of the largest companies across all components of the 19 STOXX Europe 600 Supersector Indexes. The STOXX Europe 600 Supersector Indexes are subsets of the STOXX Europe 600 Index, which contains 600 of the largest stocks traded on the major exchanges in Europe. The STOXX Europe 600 Index is derived from the STOXX Europe Total Market Index (TMI) and is a subset of the STOXX Global 1800 Index. The Index covers 50 stocks from European countries generally regardless of a country’s adopted currency. The Index captures approximately 50% of the free-float market capitalization of the TMI, which in turn covers approximately 95% of the free-float market capitalization of the represented countries.

SPDR STOXX EUROPE 50 ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR STOXX EUROPE 50 ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	HSBC HOLDINGS PLC	TOTAL SA
MARKET VALUE	$13,504,259	10,353,505	9,803,159	6,930,617	6,324,497
% OF NET ASSETS	6.6	5.0	4.8	3.4	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	22.6%
Banks	12.9
Oil, Gas & Consumable Fuels	9.5
Food Products	6.6
Insurance	5.7
Personal Products	4.8
Beverages	4.5
Tobacco	4.5
Diversified Telecommunication Services	4.5
Capital Markets	3.0
Chemicals	3.0
INDUSTRY	PERCENT OF NET ASSETS
Industrial Conglomerates	2.3%
Wireless Telecommunication Services	2.3
Textiles, Apparel & Luxury Goods	2.2
Electrical Equipment	2.2
Software	2.2
Automobiles	2.1
Household Products	1.8
Multi-Utilities	1.5
Metals & Mining	0.9
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX 50 ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.29%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	EURO STOXX 50 INDEX*	NET ASSET VALUE	MARKET VALUE	EURO STOXX 50 INDEX*
SIX MONTHS	–0.53%	–1.20%	–0.52%	N/A	N/A	N/A
ONE YEAR	–11.38%	–11.84%	–11.63%	–11.38%	–11.84%	–11.63%
THREE YEARS	11.21%	10.54%	10.17%	3.61%	3.40%	3.28%
FIVE YEARS	–1.34%	–2.23%	–3.33%	–0.27%	–0.45%	–0.67%
TEN YEARS	3.28%	2.93%	–0.15%	0.32%	0.29%	–0.01%

*	The EURO STOXX 50 Index is designed to represent the performance of some of the largest companies across components of the 20 EURO STOXX Supersector Indexes. The EURO STOXX Supersector Indexes are subsets of the EURO STOXX Index. The EURO STOXX Index is a broad yet liquid subset of the STOXX Europe 600 Index. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, which in turn covers approximately 95% of the free float market capitalization of the represented countries.

SPDR EURO STOXX 50 ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX 50 ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TOTAL SA	BAYER AG	SANOFI	ANHEUSER-BUSCH INBEV SA	SIEMENS AG
MARKET VALUE	$157,239,354	136,641,404	134,735,170	134,086,681	119,468,827
% OF NET ASSETS	5.0	4.3	4.3	4.2	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	13.3%
Pharmaceuticals	8.6
Insurance	7.9
Oil, Gas & Consumable Fuels	6.7
Diversified Telecommunication Services	6.3
Automobiles	5.7
Industrial Conglomerates	5.0
Personal Products	5.0
Chemicals	4.8
Beverages	4.2
Software	3.5
Electric Utilities	3.1
Aerospace & Defense	2.8
Textiles, Apparel & Luxury Goods	2.1
Multi-Utilities	2.0
Food Products	1.9
Construction & Engineering	1.8
INDUSTRY	PERCENT OF NET ASSETS
Electrical Equipment	1.7%
Semiconductors & Semiconductor Equipment	1.6
Specialty Retail	1.6
Communications Equipment	1.5
Health Care Providers & Services	1.3
Air Freight & Logistics	1.2
Health Care Equipment & Supplies	1.2
Real Estate Investment Trusts (REITs)	1.2
Capital Markets	1.1
Media	1.1
Building Products	1.0
Food & Staples Retailing	0.7
Metals & Mining	0.0 **
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX SMALL CAP ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.45%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	EURO STOXX SMALL INDEX*	NET ASSET VALUE	MARKET VALUE	EURO STOXX SMALL INDEX*
SIX MONTHS	2.18%	2.02%	2.59%	N/A	N/A	N/A
ONE YEAR	–4.50%	–4.92%	–4.43%	–4.50%	–4.92%	–4.43%
SINCE INCEPTION (1)	–17.88%	–18.03%	–17.40%	–10.23%	–10.32%	–9.95%

(1)	For the period June 4, 2014 to March 31, 2016.
*	The EURO STOXX Small Index is designed to provide a representation of small companies across the Eurozone. The Eurozone consists of European Union countries that have adopted the Euro as their currency. The Index consists of the Eurozone stocks included in the STOXX Europe Small 200 Index.

SPDR EURO STOXX SMALL CAP ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX SMALL CAP ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	GAMESA CORP. TECNOLOGICA SA	TNT EXPRESS NV	NESTE OYJ	JERONIMO MARTINS SGPS SA	ZALANDO SE
MARKET VALUE	$557,753	545,768	529,896	503,810	499,781
% OF NET ASSETS	1.8	1.8	1.7	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Media	8.9%
Banks	7.0
Real Estate Investment Trusts (REITs)	5.7
Food & Staples Retailing	5.5
Machinery	5.4
Insurance	5.0
Diversified Financial Services	4.3
Air Freight & Logistics	3.6
Pharmaceuticals	3.4
Diversified Telecommunication Services	3.4
Oil, Gas & Consumable Fuels	3.0
Food Products	2.6
Airlines	2.5
Life Sciences Tools & Services	2.3
Semiconductors & Semiconductor Equipment	2.2
Auto Components	2.0
Chemicals	2.0
Construction Materials	1.8
Electrical Equipment	1.8
Internet & Catalog Retail	1.6
Building Products	1.6
Real Estate Management & Development	1.6
INDUSTRY	PERCENT OF NET ASSETS
Wireless Telecommunication Services	1.6%
Metals & Mining	1.5
Containers & Packaging	1.4
Industrial Conglomerates	1.4
Leisure Equipment & Products	1.4
Health Care Providers & Services	1.4
Independent Power Producers & Energy Traders	1.3
Gas Utilities	1.3
Software	1.1
Capital Markets	1.1
Household Durables	1.0
Energy Equipment & Services	0.9
Transportation Infrastructure	0.9
Beverages	0.9
Aerospace & Defense	0.9
Personal Products	0.9
Health Care Equipment & Supplies	0.9
Commercial Services & Supplies	0.8
Thrifts & Mortgage Finance	0.8
Hotels, Restaurants & Leisure	0.6
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX 50 CURRENCY HEDGED ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/8/15, 6/9/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 Currency Hedged ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.32%. Fund returns at Net Asset Value shown in the table below for the Six Months and Since Inception reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	EURO STOXX 50 HEDGED USD INDEX*	NET ASSET VALUE	MARKET VALUE	EURO STOXX 50 HEDGED USD INDEX*
SIX MONTHS	–3.11%	–2.85%	–2.42%	N/A	N/A	N/A
SINCE INCEPTION (1)	–12.57%	–12.41%	–12.20%	N/A	N/A	N/A

(1)	For the period June 8, 2015 to March 31, 2016.
*	The EURO STOXX 50 Hedged USD Index is a market capitalization weighted index designed to represent the performance of the largest companies across components of the 19 EURO STOXX Supersector Indexes, with the currency risk of the component securities hedged against the US dollar on a monthly basis. The EURO STOXX Supersector Indexes are subsets of the EURO STOXX Index. The EURO STOXX Index is a broad yet liquid subset of the STOXX Europe 600 Index, which covers the 600 largest companies in Europe. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, which in turn covers approximately 95% of the free float market capitalization of the represented countries.

SPDR EURO STOXX 50 CURRENCY HEDGED ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX 50 CURRENCY HEDGED ETF — PORTFOLIO SUMMARY

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
International Equity	98.6%
Short-Term Investments	1.2
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL DIVIDEND CURRENCY HEDGED ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/14/15, 9/15/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend Currency Hedged ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.48%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P INTERNATIONAL DIVIDEND OPPORTUNITIES USD HEDGED INDEX*	NET ASSET VALUE	MARKET VALUE	S&P INTERNATIONAL DIVIDEND OPPORTUNITIES USD HEDGED INDEX*
SIX MONTHS	2.35%	2.57%	3.59%	N/A	N/A	N/A
SINCE INCEPTION (1)	0.88%	1.12%	1.84%	N/A	N/A	N/A

(1)	For the period September 14, 2015 to March 31, 2016.
*	The S&P International Dividend Opportunities USD Hedged Index (the “Index”) is a yield weighted index designed to represent the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P Global BMI ex U.S. (Broad Market Index).

[LOGO]

SPDR S&P INTERNATIONAL DIVIDEND CURRENCY HEDGED ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL DIVIDEND CURRENCY HEDGED ETF — PORTFOLIO SUMMARY

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
International Equity	99.7%
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI INTERNATIONAL REAL ESTATE CURRENCY HEDGED ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/14/15, 9/15/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Real Estate Currency Hedged ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.48%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI WORLD EX USA IMI CORE REAL ESTATE CAPPED 100% HEDGED TO USD INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI WORLD EX USA IMI CORE REAL ESTATE CAPPED 100% HEDGED TO USD INDEX*
SIX MONTHS	4.06%	3.20%	4.23%	N/A	N/A	N/A
SINCE INCEPTION (1)	5.42%	5.27%	5.61%	N/A	N/A	N/A

(1)	For the period September 14, 2015 to March 31, 2016.
*	The MSCI World ex USA IMI Core Real Estate Capped 100% Hedged To USD Index is a free float-adjusted market capitalization-weighted index that is designed to reflect the performance of stocks in the MSCI World ex USA IMI Index that are engaged in the ownership, development and management of specific core real estate property types. To be included in the Index, a company needs to derive at least 75% of its revenues from real estate activities related to a combination of the following specific core property types: industrial, office, retail, residential, health care, hotel and resort, data centers, and storage. Companies classified in the real estate services industry, mortgage real estate investment trusts (“REITs”) and specialized REITs that are not involved in the above referenced specific core real estate property types are excluded from the Index.

SPDR MSCI INTERNATIONAL REAL ESTATE CURRENCY HEDGED ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI INTERNATIONAL REAL ESTATE CURRENCY HEDGED ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	UNIBAIL-RODAMCO SE	SUN HUNG KAI PROPERTIES, LTD.	SCENTRE GROUP REIT	CHEUNG KONG PROPERTY HOLDINGS, LTD.	VONOVIA SE
MARKET VALUE	$187,094	146,740	125,949	120,500	116,295
% OF NET ASSETS	4.6	3.6	3.1	3.0	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	57.7%
Real Estate Management & Development	42.7
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING ASIA PACIFIC ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P ASIA PACIFIC EMERGING BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P ASIA PACIFIC EMERGING BMI INDEX*
SIX MONTHS	5.66%	5.39%	5.79%	N/A	N/A	N/A
ONE YEAR	–12.19%	–12.76%	–12.29%	–12.19%	–12.76%	–12.29%
THREE YEARS	5.04%	4.68%	5.43%	1.65%	1.53%	1.78%
FIVE YEARS	–0.49%	–0.94%	1.89%	–0.10%	–0.19%	0.38%
SINCE INCEPTION (1)	51.71%	51.35%	53.28%	4.72%	4.69%	4.84%

(1)	For the period March 20, 2007 to March 31, 2016.
*	The S&P Asia Pacific Emerging BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets. The Asia Pacific Emerging Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Asia Pacific Emerging Index calculation.

SPDR S&P EMERGING ASIA PACIFIC ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

[LOGO]

SPDR S&P EMERGING ASIA PACIFIC ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TENCENT HOLDINGS, LTD.	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD. ADR	ALIBABA GROUP HOLDING, LTD. ADR	CHINA MOBILE, LTD.	CHINA CONSTRUCTION BANK CORP. CLASS H
MARKET VALUE	$14,024,839	11,857,963	10,798,817	8,020,645	7,276,512
% OF NET ASSETS	4.2	3.5	3.2	2.4	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	14.8%
Internet Software & Services	10.9
Semiconductors & Semiconductor Equipment	6.7
Oil, Gas & Consumable Fuels	5.3
Wireless Telecommunication Services	4.5
Real Estate Management & Development	4.1
Electronic Equipment, Instruments & Components	3.7
IT Services	3.4
Insurance	3.2
Food Products	2.5
Technology Hardware, Storage & Peripherals	2.5
Automobiles	2.4
Pharmaceuticals	2.4
Chemicals	2.4
Diversified Telecommunication Services	1.9
Construction & Engineering	1.7
Internet & Catalog Retail	1.6
Industrial Conglomerates	1.6
Metals & Mining	1.5
Independent Power Producers & Energy Traders	1.4
Construction Materials	1.4
Transportation Infrastructure	1.4
Thrifts & Mortgage Finance	1.4
Hotels, Restaurants & Leisure	1.3
Textiles, Apparel & Luxury Goods	1.2
Capital Markets	1.1
Machinery	1.1
Diversified Financial Services	1.0
Food & Staples Retailing	1.0
Electrical Equipment	0.8
INDUSTRY	PERCENT OF NET ASSETS
Electric Utilities	0.8%
Media	0.7
Beverages	0.7
Personal Products	0.6
Household Products	0.6
Health Care Providers & Services	0.6
Tobacco	0.5
Auto Components	0.5
Consumer Finance	0.4
Specialty Retail	0.4
Gas Utilities	0.4
Airlines	0.3
Water Utilities	0.3
Software	0.3
Diversified Consumer Services	0.3
Household Durables	0.2
Marine	0.2
Energy Equipment & Services	0.2
Communications Equipment	0.2
Building Products	0.2
Aerospace & Defense	0.2
Commercial Services & Supplies	0.2
Multiline Retail	0.1
Road & Rail	0.1
Biotechnology	0.1
Paper & Forest Products	0.1
Leisure Equipment & Products	0.1
Trading Companies & Distributors	0.1
Health Care Equipment & Supplies	0.1
Containers & Packaging	0.0	**
Air Freight & Logistics	0.0	**
Professional Services	0.0	**
Distributors	0.0	**
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P RUSSIA ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value the, total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/10, 3/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.59%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P RUSSIA CAPPED BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P RUSSIA CAPPED BMI INDEX*
SIX MONTHS	10.12%	9.28%	12.49%	N/A	N/A	N/A
ONE YEAR	–0.31%	–1.01%	2.39%	–0.31%	–1.01%	2.39%
THREE YEARS	–34.81%	–35.39%	–31.99%	–13.29%	–13.55%	–12.06%
FIVE YEARS	–53.14%	–53.30%	–49.68%	–14.07%	–14.13%	–12.83%
SINCE INCEPTION (1)	–37.05%	–37.53%	–32.15%	–7.35%	–7.47%	–6.20%

(1)	For the period March 10, 2010 to March 31, 2016.
*	The S&P Russia Capped BMI Index is a float adjusted market cap index designed to define and measure the investable universe of publicly-traded companies domiciled in Russia. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI Equity Index (“Global BMI Equity Index”).

SPDR S&P RUSSIA ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P RUSSIA ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	GAZPROM PAO ADR	LUKOIL PJSC ADR	SBERBANK OF RUSSIA PJSC ADR	TATNEFT PAO ADR	NOVATEK OAO GDR
MARKET VALUE	$3,343,675	2,378,695	1,538,383	1,107,395	1,085,298
% OF NET ASSETS	14.7	10.5	6.8	4.9	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	47.0%
Banks	15.7
Metals & Mining	10.9
Food & Staples Retailing	7.7
Wireless Telecommunication Services	5.5
Internet Software & Services	4.0
Chemicals	1.9
Diversified Telecommunication Services	1.8
Electric Utilities	1.2
Household Durables	1.1
INDUSTRY	PERCENT OF NET ASSETS
IT Services	1.1%
Real Estate Management & Development	0.7
Road & Rail	0.6
Media	0.3
Energy Equipment & Services	0.2
Short-Term Investment	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P CHINA ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.59%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P CHINA BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P CHINA BMI INDEX*
SIX MONTHS	3.90%	3.13%	3.96%	N/A	N/A	N/A
ONE YEAR	–14.46%	–15.32%	–14.43%	–14.46%	–15.32%	–14.43%
THREE YEARS	7.86%	7.47%	9.35%	2.56%	2.43%	3.02%
FIVE YEARS	–1.42%	–2.49%	–1.31%	–0.29%	–0.50%	–0.26%
SINCE INCEPTION (1)	57.96%	57.46%	61.52%	5.19%	5.15%	5.45%

(1)	For the period March 20, 2007 to March 31, 2016.
*	The S&P China BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in China, but legally available to foreign investors. The China Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the China Index calculation.

SPDR S&P CHINA ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P CHINA ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TENCENT HOLDINGS, LTD.	ALIBABA GROUP HOLDING, LTD. ADR	CHINA MOBILE, LTD.	CHINA CONSTRUCTION BANK CORP. CLASS H	BAIDU, INC. ADR
MARKET VALUE	$67,013,295	53,636,792	37,950,196	36,927,485	31,804,616
% OF NET ASSETS	9.1	7.3	5.2	5.0	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Internet Software & Services	23.7%
Banks	16.0
Real Estate Management & Development	5.9
Insurance	5.8
Oil, Gas & Consumable Fuels	5.5
Wireless Telecommunication Services	5.2
Internet & Catalog Retail	3.4
Capital Markets	2.5
Food Products	2.2
Automobiles	2.0
Independent Power Producers & Energy Traders	1.8
Transportation Infrastructure	1.8
Diversified Telecommunication Services	1.6
Construction & Engineering	1.4
Pharmaceuticals	1.4
Machinery	1.4
Electronic Equipment, Instruments & Components	1.3
Industrial Conglomerates	1.2
Textiles, Apparel & Luxury Goods	1.2
Metals & Mining	1.1
Electrical Equipment	0.9
Diversified Consumer Services	0.8
Construction Materials	0.8
Water Utilities	0.7
Health Care Providers & Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Personal Products	0.6
Technology Hardware, Storage & Peripherals	0.6
INDUSTRY	PERCENT OF NET ASSETS
Gas Utilities	0.6%
Hotels, Restaurants & Leisure	0.5
Communications Equipment	0.5
Software	0.4
Airlines	0.4
Chemicals	0.4
Household Durables	0.4
Commercial Services & Supplies	0.4
Food & Staples Retailing	0.3
Specialty Retail	0.3
Paper & Forest Products	0.3
Auto Components	0.3
IT Services	0.3
Marine	0.3
Road & Rail	0.3
Media	0.2
Energy Equipment & Services	0.2
Multiline Retail	0.2
Containers & Packaging	0.2
Beverages	0.2
Aerospace & Defense	0.2
Health Care Equipment & Supplies	0.1
Consumer Finance	0.1
Diversified Financial Services	0.1
Household Products	0.1
Distributors	0.1
Biotechnology	0.1
Air Freight & Logistics	0.1
Building Products	0.0 **
Trading Companies & Distributors	0.0 **
Short-Term Investments	7.8
Liabilities in Excess of Other Assets	(7.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI CHINA A SHARES IMI ETF — PORTFOLIO SUMMARY

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION	KWEICHOW MOUTAI CO., LTD. CLASS A	INDUSTRIAL BANK CO., LTD. CLASS A	SHANGHAI PUDONG DEVELOPMENT BANK CO., LTD. CLASS A	CHINA MERCHANTS BANK CO., LTD. CLASS A	PING AN INSURANCE GROUP CO. OF CHINA, LTD. CLASS A
MARKET VALUE	$38,289	34,577	31,604	25,624	25,575
% OF NET ASSETS	1.8	1.6	1.5	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	10.3%
Capital Markets	6.2
Real Estate Management & Development	6.1
Metals & Mining	5.4
Machinery	5.1
Chemicals	4.9
Pharmaceuticals	4.9
Electrical Equipment	4.2
Electronic Equipment, Instruments & Components	3.5
Beverages	3.5
Food Products	3.1
Construction & Engineering	3.0
Independent Power Producers & Energy Traders	3.0
Textiles, Apparel & Luxury Goods	2.3
Oil, Gas & Consumable Fuels	2.2
Insurance	2.1
Media	2.0
Household Durables	1.9
Transportation Infrastructure	1.9
Auto Components	1.8
Multiline Retail	1.5
Software	1.4
Communications Equipment	1.2
Aerospace & Defense	1.2
Automobiles	1.2
Commercial Services & Supplies	1.1
Semiconductors & Semiconductor Equipment	1.1
Airlines	1.0
INDUSTRY	PERCENT OF NET ASSETS
Containers & Packaging	1.0%
Technology Hardware, Storage & Peripherals	1.0
Specialty Retail	0.9
Trading Companies & Distributors	0.9
Biotechnology	0.7
Construction Materials	0.7
Hotels, Restaurants & Leisure	0.7
Water Utilities	0.6
Air Freight & Logistics	0.6
Energy Equipment & Services	0.5
Diversified Consumer Services	0.5
Internet Software & Services	0.5
Paper & Forest Products	0.5
Road & Rail	0.5
Building Products	0.4
Wireless Telecommunication Services	0.3
Diversified Financial Services	0.3
Diversified Telecommunication Services	0.3
IT Services	0.3
Food & Staples Retailing	0.3
Health Care Providers & Services	0.3
Leisure Equipment & Products	0.3
Electric Utilities	0.2
Industrial Conglomerates	0.1
Health Care Equipment & Supplies	0.1
Distributors	0.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING MARKETS ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.59%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P EMERGING BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P EMERGING BMI INDEX*
SIX MONTHS	6.32%	6.10%	6.93%	N/A	N/A	N/A
ONE YEAR	–12.85%	–12.83%	–11.40%	–12.85%	–12.83%	–11.40%
THREE YEARS	–10.58%	–10.69%	–10.75%	–3.66%	–3.70%	–3.72%
FIVE YEARS	–17.70%	–17.79%	–17.17%	–3.82%	–3.84%	–3.70%
SINCE INCEPTION (1)	21.27%	21.06%	21.73%	2.16%	2.14%	2.20%

(1)	For the period March 20, 2007 to March 31, 2016.
*	The S&P Emerging BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging markets. The Emerging Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Emerging Index calculation.

SPDR S&P EMERGING MARKETS ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P EMERGING MARKETS ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TENCENT HOLDINGS, LTD.	ALIBABA GROUP HOLDING, LTD. ADR	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.	CHINA MOBILE, LTD.	CHINA CONSTRUCTION BANK CORP. CLASS H
MARKET VALUE	$5,008,708	$3,742,624	$3,279,362	$2,734,707	$2,655,605
% OF NET ASSETS	2.9	2.2	1.9	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	16.8%
Oil, Gas & Consumable Fuels	7.6
Internet Software & Services	7.5
Wireless Telecommunication Services	4.5
Semiconductors & Semiconductor Equipment	4.1
Real Estate Management & Development	3.7
Metals & Mining	3.1
Insurance	2.9
Food Products	2.8
Electronic Equipment, Instruments & Components	2.6
IT Services	2.5
Beverages	2.2
Automobiles	2.2
Media	2.1
Pharmaceuticals	2.0
Industrial Conglomerates	1.9
Diversified Telecommunication Services	1.9
Diversified Financial Services	1.8
Technology Hardware, Storage & Peripherals	1.6
Transportation Infrastructure	1.6
Chemicals	1.5
Food & Staples Retailing	1.3
Independent Power Producers & Energy Traders	1.3
Construction & Engineering	1.3
Multiline Retail	1.3
Household Durables	1.2
Construction Materials	1.2
Internet & Catalog Retail	1.1
Thrifts & Mortgage Finance	1.0
Capital Markets	1.0
Hotels, Restaurants & Leisure	0.9
Electric Utilities	0.9
INDUSTRY	PERCENT OF NET ASSETS
Textiles, Apparel & Luxury Goods	0.8%
Specialty Retail	0.8
Household Products	0.7
Health Care Providers & Services	0.6
Airlines	0.6
Machinery	0.6
Electrical Equipment	0.5
Paper & Forest Products	0.5
Water Utilities	0.4
Personal Products	0.4
Gas Utilities	0.4
Real Estate Investment Trusts (REITs)	0.3
Auto Components	0.3
Diversified Consumer Services	0.2
Aerospace & Defense	0.2
Software	0.2
Marine	0.2
Air Freight & Logistics	0.2
Building Products	0.2
Road & Rail	0.2
Consumer Finance	0.1
Tobacco	0.1
Biotechnology	0.1
Communications Equipment	0.1
Trading Companies & Distributors	0.1
Energy Equipment & Services	0.1
Health Care Equipment & Supplies	0.1
Leisure Equipment & Products	0.1
Commercial Services & Supplies	0.1
Distributors	0.1
Containers & Packaging	0.1
Professional Services	0.0 **
Multi-Utilities	0.0 **
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MARKETS DIVIDEND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P EMERGING MARKETS DIVIDEND OPPORTUNITIES INDEX*	NET ASSET VALUE	MARKET VALUE	S&P EMERGING MARKETS DIVIDEND OPPORTUNITIES INDEX*
SIX MONTHS	8.05%	7.67%	9.04%	N/A	N/A	N/A
ONE YEAR	–15.47%	–16.04%	–14.34%	–15.47%	–16.04%	–14.34%
THREE YEARS	–31.28%	–31.94%	–29.74%	–11.76%	–12.04%	–11.10%
FIVE YEARS	–34.91%	–35.86%	–30.76%	–8.23%	–8.50%	–7.09%
SINCE INCEPTION (1)	–31.45%	–31.77%	–25.99%	–7.13%	–7.22%	–5.73%

(1)	For the period February 23, 2011 to March 31, 2016.
*	The S&P Emerging Markets Dividend Opportunities Index generally includes 100 tradable, exchange-listed common stocks from emerging market countries that offer high dividend yields. To be included in the Index, stocks must have a total market capitalization greater than $1 billion, with a float-adjusted market cap greater than $300 million and a three-month average daily value traded greater than $1 million as of the rebalance reference date. Additionally, stocks must have positive 3-year earnings growth and profitability. Stocks are weighted by annual dividend yield. To ensure diverse exposure, no single country or sector has more than a 25% weight and no single stock has more than a 3% weight.

SPDR S&P EMERGING MARKETS DIVIDEND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P EMERGING MARKETS DIVIDEND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	EREGLI DEMIR VE CELIK FABRIKALARI TAS	MTN GROUP, LTD.	TURKCELL ILETISIM HIZMETLERI A/S	ADVANCED INFO SERVICE PCL NVDR	HUANENG POWER INTERNATIONAL, INC. CLASS H
MARKET VALUE	$10,312,670	9,628,864	8,895,669	8,678,239	8,439,071
% OF NET ASSETS	3.9	3.7	3.4	3.3	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Wireless Telecommunication Services	21.6%
Banks	11.1
Semiconductors & Semiconductor Equipment	8.9
Real Estate Management & Development	7.7
Metals & Mining	5.0
Technology Hardware, Storage & Peripherals	4.8
Capital Markets	4.4
Insurance	4.1
Transportation Infrastructure	3.7
Independent Power Producers & Energy Traders	3.3
Real Estate Investment Trusts (REITs)	3.1
Electronic Equipment, Instruments & Components	2.5
Media	2.5
INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	2.3%
Auto Components	2.0
Specialty Retail	1.7
Automobiles	1.5
Construction Materials	1.5
Electric Utilities	1.4
Marine	1.3
Diversified Financial Services	1.2
Road & Rail	0.9
Textiles, Apparel & Luxury Goods	0.8
Industrial Conglomerates	0.7
Multi-Utilities	0.4
Tobacco	0.4
Water Utilities	0.4
Thrifts & Mortgage Finance	0.2
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(7.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.

SPDR S&P BRIC 40 ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P BRIC 40 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P BRIC 40 INDEX*	NET ASSET VALUE	MARKET VALUE	S&P BRIC 40 INDEX*
SIX MONTHS	3.21%	2.44%	3.54%	N/A	N/A	N/A
ONE YEAR	–14.45%	–14.83%	–14.09%	–14.45%	–14.83%	–14.09%
THREE YEARS	–12.08%	–12.34%	–10.75%	–4.20%	–4.30%	–3.72%
FIVE YEARS	–26.76%	–27.43%	–24.98%	–6.04%	–6.21%	–5.58%
SINCE INCEPTION (1)	–4.73%	–5.09%	–0.72%	–0.55%	–0.59%	–0.08%

(1)	For the period June 19, 2007 to March 31, 2016.
*	The S&P BRIC 40 Index includes a subset of the constituents of the S&P/IFC Investable (S&P/IFCI) country indices for Brazil, Russia, India or China. The S&P/IFCI Index series is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the S&P/IFCI series are drawn from the S&P/IFC Global stock universe based on size, liquidity and their legal and practical availability to foreign institutional investors.

SPDR S&P BRIC 40 ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P BRIC 40 ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TENCENT HOLDINGS, LTD.	ALIBABA GROUP HOLDING, LTD. ADR	CHINA CONSTRUCTION BANK CORP. CLASS H	CHINA MOBILE, LTD.	BAIDU, INC. ADR
MARKET VALUE	$7,758,436	6,913,940	4,900,899	4,798,103	4,024,896
% OF NET ASSETS	10.6	9.5	6.7	6.6	5.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	29.8%
Internet Software & Services	26.7
Oil, Gas & Consumable Fuels	12.8
Insurance	6.6
Wireless Telecommunication Services	6.6
IT Services	4.0
Internet & Catalog Retail	3.9
Beverages	2.4
Real Estate Management & Development	1.5
Food & Staples Retailing	1.3
INDUSTRY	PERCENT OF NET ASSETS
Food Products	1.0%
Industrial Conglomerates	1.0
Metals & Mining	0.9
Personal Products	0.7
Technology Hardware, Storage & Peripherals	0.6
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.

SPDR S&P EMERGING EUROPE ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P EUROPEAN EMERGING BMI CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	S&P EUROPEAN EMERGING BMI CAPPED INDEX*
SIX MONTHS	9.78%	8.89%	10.37%	N/A	N/A	N/A
ONE YEAR	–3.32%	–4.51%	–2.42%	–3.32%	–4.51%	–2.42%
THREE YEARS	–30.52%	–31.16%	–31.20%	–11.43%	–11.70%	–11.72%
FIVE YEARS	–44.72%	–45.33%	–44.46%	–11.18%	–11.38%	–11.09%
SINCE INCEPTION (1)	–41.48%	–42.04%	–40.94%	–5.76%	–5.86%	–5.66%

(1)	For the period March 20, 2007 to March 31, 2016.
*	The S&P European Emerging BMI Capped Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging European markets. The European Emerging Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation. Each individual stock is capped at a maximum of 24% of index weight and changes in capping are monitored on the quarterly rebalancing dates.

SPDR S&P EMERGING EUROPE ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P EMERGING EUROPE ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	GAZPROM PAO ADR	SBERBANK OF RUSSIA PJSC	LUKOIL PJSC ADR	MAGNIT PJSC GDR	MMC NORILSK NICKEL PJSC ADR
MARKET VALUE	$3,107,883	2,046,360	2,033,421	1,080,927	986,389
% OF NET ASSETS	8.0	5.3	5.2	2.8	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	31.5%
Banks	23.3
Metals & Mining	7.8
Food & Staples Retailing	5.4
Wireless Telecommunication Services	3.7
Electric Utilities	3.2
Industrial Conglomerates	3.0
Diversified Telecommunication Services	2.6
Diversified Financial Services	2.0
Insurance	1.9
Internet Software & Services	1.7
Household Durables	1.6
Chemicals	1.4
Airlines	1.1
Beverages	0.8
Pharmaceuticals	0.8
Real Estate Management & Development	0.8
Real Estate Investment Trusts (REITs)	0.8
Specialty Retail	0.7

INDUSTRY	PERCENT OF NET ASSETS
Textiles, Apparel & Luxury Goods	0.6%
Hotels, Restaurants & Leisure	0.6
Software	0.6
Automobiles	0.5
IT Services	0.5
Food Products	0.4
Media	0.4
Construction Materials	0.4
Construction & Engineering	0.3
Distributors	0.3
Transportation Infrastructure	0.2
Consumer Finance	0.2
Independent Power Producers & Energy Traders	0.2
Road & Rail	0.1
Marine	0.1
Machinery	0.1
Energy Equipment & Services	0.1
Water Utilities	0.0 **
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING LATIN AMERICA ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P LATIN AMERICA BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P LATIN AMERICA BMI INDEX*
SIX MONTHS	14.24%	16.70%	15.42%	N/A	N/A	N/A
ONE YEAR	–10.50%	–8.22%	–9.01%	–10.50%	–8.22%	–9.01%
THREE YEARS	–39.84%	–38.35%	–38.85%	–15.58%	–14.89%	–15.12%
FIVE YEARS	–47.45%	–46.22%	–44.95%	–12.08%	–11.67%	–11.25%
SINCE INCEPTION (1)	–11.86%	–9.82%	–3.90%	–1.39%	–1.14%	–0.44%

(1)	For the period March 20, 2007 to March 31, 2016.
*	The S&P Latin America BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Latin American markets. The Latin America Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Latin America Index calculation.

SPDR S&P EMERGING LATIN AMERICA ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P EMERGING LATIN AMERICA ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	ITAU UNIBANCO HOLDING SA ADR	AMERICA MOVIL SAB DE CV SERIES L	AMBEV SA ADR	BANCO BRADESCO SA ADR	FOMENTO ECONOMICO MEXICANO SAB DE CV
MARKET VALUE	$1,216,189	1,064,590	953,892	917,363	896,303
% OF NET ASSETS	4.9	4.3	3.8	3.7	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	22.5%
Beverages	9.0
Oil, Gas & Consumable Fuels	6.6
Metals & Mining	6.5
Wireless Telecommunication Services	4.7
Food Products	4.6
Food & Staples Retailing	4.2
Multiline Retail	3.5
Electric Utilities	3.1
Construction Materials	2.5
Industrial Conglomerates	2.5
Media	2.5
Diversified Financial Services	2.3
Independent Power Producers & Energy Traders	2.2
Transportation Infrastructure	2.2
Paper & Forest Products	1.9
Real Estate Investment Trusts (REITs)	1.7
IT Services	1.4
Diversified Telecommunication Services	1.3
Capital Markets	1.2
Insurance	1.1
Diversified Consumer Services	1.0
Airlines	0.9
Chemicals	0.9
Construction & Engineering	0.9

INDUSTRY	PERCENT OF NET ASSETS
Aerospace & Defense	0.8%
Household Products	0.8
Personal Products	0.8
Real Estate Management & Development	0.8
Water Utilities	0.7
Containers & Packaging	0.6
Health Care Providers & Services	0.5
Machinery	0.5
Auto Components	0.4
Gas Utilities	0.4
Hotels, Restaurants & Leisure	0.3
Household Durables	0.3
Software	0.3
Consumer Finance	0.3
Pharmaceuticals	0.1
Road & Rail	0.2
Building Products	0.1
Internet & Catalog Retail	0.1
Specialty Retail	0.1
Trading Companies & Distributors	0.1
Commercial Services & Supplies	0.0 **
Textiles, Apparel & Luxury Goods	0.0 **
Short-Term Investments	12.2
Liabilities in Excess of Other Assets	(11.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P MID-EAST & AFRICA BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P MID-EAST & AFRICA BMI INDEX*
SIX MONTHS	0.17%	0.10%	0.26%	N/A	N/A	N/A
ONE YEAR	–16.38%	–16.72%	–15.68%	–16.38%	–16.72%	–15.68%
THREE YEARS	–9.17%	–10.06%	–6.97%	–3.16%	–3.47%	–2.38%
FIVE YEARS	–14.17%	–14.49%	–11.21%	–3.01%	–3.08%	–2.35%
SINCE INCEPTION (1)	22.10%	20.96%	31.21%	2.23%	2.13%	3.05%

(1)	For the period March 20, 2007 to March 31, 2016.
*	The S&P Mid-East and Africa BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Middle Eastern and African markets. The Mid-East and Africa Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Mid-East and Africa Index calculation.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	NASPERS, LTD. CLASS N	STEINHOFF INTERNATIONAL HOLDINGS NV	SASOL, LTD.	MTN GROUP, LTD.	STANDARD BANK GROUP, LTD.
MARKET VALUE	$4,268,293	1,527,225	1,078,483	998,070	763,363
% OF NET ASSETS	15.2	5.4	3.8	3.6	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Media	15.2%
Banks	14.1
Diversified Financial Services	6.4
Wireless Telecommunication Services	5.6
Household Durables	5.4
Metals & Mining	5.1
Insurance	4.5
Oil, Gas & Consumable Fuels	4.4
Real Estate Management & Development	4.3
Real Estate Investment Trusts (REITs)	3.6
Diversified Telecommunication Services	3.4
Industrial Conglomerates	3.0
Food & Staples Retailing	2.8
Food Products	2.6
Health Care Providers & Services	2.5
Capital Markets	2.3
Specialty Retail	2.2
Pharmaceuticals	1.8
Multiline Retail	1.3
Paper & Forest Products	1.2
Transportation Infrastructure	0.8
Construction & Engineering	0.7
Hotels, Restaurants & Leisure	0.7
INDUSTRY	PERCENT OF NET ASSETS
Chemicals	0.6%
Distributors	0.6
Marine	0.4
Multi-Utilities	0.4
Construction Materials	0.4
Containers & Packaging	0.4
Trading Companies & Distributors	0.3
IT Services	0.2
Airlines	0.2
Diversified Consumer Services	0.2
Electrical Equipment	0.2
Beverages	0.2
Electronic Equipment, Instruments & Components	0.2
Tobacco	0.2
Energy Equipment & Services	0.2
Biotechnology	0.1
Commercial Services & Supplies	0.1
Building Products	0.1
Textiles, Apparel & Luxury Goods	0.0 **
Professional Services	0.0 **
Short-Term Investment	11.0
Liabilities in Excess of Other Assets	(9.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P WORLD ex-US ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.34%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-US BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-US BMI INDEX*
SIX MONTHS	2.42%	1.42%	2.72%	N/A	N/A	N/A
ONE YEAR	–7.43%	–7.86%	–6.88%	–7.43%	–7.86%	–6.88%
THREE YEARS	6.00%	5.00%	7.08%	1.96%	1.64%	2.31%
FIVE YEARS	9.51%	8.11%	10.13%	1.83%	1.57%	1.95%
SINCE INCEPTION (1)	–2.06%	–2.49%	–0.77%	–0.23%	–0.28%	–0.09%

(1)	For the period April 20, 2007 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. The Developed Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Developed Index calculation.

SPDR S&P WORLD ex-US ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P WORLD ex-US ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	SAMSUNG ELECTRONICS CO., LTD. GDR	TOYOTA MOTOR CORP.
MARKET VALUE	$10,427,160	8,701,273	7,864,377	6,905,188	6,788,336
% OF NET ASSETS	1.4	1.2	1.1	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	11.6%
Pharmaceuticals	7.3
Insurance	5.7
Oil, Gas & Consumable Fuels	5.4
Chemicals	3.6
Food Products	3.6
Automobiles	3.4
Diversified Telecommunication Services	2.7
Metals & Mining	2.5
Beverages	2.4
Machinery	2.2
Media	2.2
Real Estate Management & Development	2.2
Food & Staples Retailing	2.0
Electric Utilities	1.8
Wireless Telecommunication Services	1.8
Capital Markets	1.7
Personal Products	1.7
Auto Components	1.6
Hotels, Restaurants & Leisure	1.6
Industrial Conglomerates	1.6
Real Estate Investment Trusts (REITs)	1.6
Technology Hardware, Storage & Peripherals	1.6
Textiles, Apparel & Luxury Goods	1.6
Tobacco	1.5
Road & Rail	1.4
Electronic Equipment, Instruments & Components	1.3
Health Care Equipment & Supplies	1.3
Household Durables	1.3
Trading Companies & Distributors	1.3
Construction & Engineering	1.2
Diversified Financial Services	1.1
Multi-Utilities	1.1
Software	1.1
INDUSTRY	PERCENT OF NET ASSETS
Electrical Equipment	1.0%
Semiconductors & Semiconductor Equipment	1.0
Household Products	0.9
Aerospace & Defense	0.8
IT Services	0.8
Specialty Retail	0.8
Building Products	0.7
Gas Utilities	0.7
Professional Services	0.7
Biotechnology	0.6
Commercial Services & Supplies	0.6
Communications Equipment	0.5
Construction Materials	0.5
Health Care Providers & Services	0.5
Air Freight & Logistics	0.4
Multiline Retail	0.4
Transportation Infrastructure	0.4
Paper & Forest Products	0.3
Containers & Packaging	0.2
Internet Software & Services	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.2
Marine	0.2
Water Utilities	0.2
Airlines	0.1
Consumer Finance	0.1
Diversified Consumer Services	0.1
Energy Equipment & Services	0.1
Internet & Catalog Retail	0.1
Distributors	0.0	**
Health Care Technology	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Thrifts & Mortgage Finance	0.0	**
Short-Term Investments	6.3
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL SMALL CAP ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. UNDER USD2 BILLION INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. UNDER USD2 BILLION INDEX*
SIX MONTHS	6.58%	6.51%	6.39%	N/A	N/A	N/A
ONE YEAR	1.82%	1.65%	1.81%	1.82%	1.65%	1.81%
THREE YEARS	12.86%	12.26%	14.11%	4.12%	3.93%	4.50%
FIVE YEARS	15.68%	15.33%	13.45%	2.96%	2.89%	2.55%
SINCE INCEPTION (1)	11.87%	11.66%	6.21%	1.26%	1.24%	0.68%

(1)	For the period April 20, 2007 to March 31, 2016.
*	The S&P Developed Ex-U.S. Under USD2 Billion is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. The Developed Small Cap Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Developed Small Cap Index calculation.

SPDR S&P INTERNATIONAL SMALL CAP ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL SMALL CAP ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	WIHLBORGS FASTIGHETER AB	SHOCHIKU CO., LTD.	NIKKON HOLDINGS CO., LTD.	BELIMO HOLDING AG	FUKUOKA REIT CORP.
MARKET VALUE	$2,485,570	2,337,325	2,295,647	2,226,832	2,140,104
% OF NET ASSETS	0.4	0.4	0.4	0.3	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	6.2%
Metals & Mining	5.0
Machinery	4.7
Real Estate Management & Development	4.2
Banks	3.8
Food Products	3.7
Electronic Equipment, Instruments & Components	3.6
Chemicals	3.4
Construction & Engineering	3.3
Specialty Retail	3.1
Hotels, Restaurants & Leisure	3.1
Media	2.8
Commercial Services & Supplies	2.7
Oil, Gas & Consumable Fuels	2.7
Pharmaceuticals	2.6
Capital Markets	2.5
Trading Companies & Distributors	2.2
Software	2.1
Semiconductors & Semiconductor Equipment	1.8
Auto Components	1.8
Biotechnology	1.8
IT Services	1.8
Building Products	1.8
Health Care Providers & Services	1.6
Textiles, Apparel & Luxury Goods	1.5
Food & Staples Retailing	1.4
Electrical Equipment	1.4
Insurance	1.2
Health Care Equipment & Supplies	1.2
Household Durables	1.1
Energy Equipment & Services	1.0
Road & Rail	1.0
Beverages	1.0
Internet Software & Services	1.0
Professional Services	0.9
INDUSTRY	PERCENT OF NET ASSETS
Paper & Forest Products	0.9%
Internet & Catalog Retail	0.8
Containers & Packaging	0.8
Industrial Conglomerates	0.8
Communications Equipment	0.7
Personal Products	0.7
Diversified Consumer Services	0.6
Independent Power Producers & Energy Traders	0.6
Diversified Telecommunication Services	0.6
Construction Materials	0.6
Technology Hardware, Storage & Peripherals	0.6
Diversified Financial Services	0.6
Air Freight & Logistics	0.5
Multiline Retail	0.5
Aerospace & Defense	0.5
Distributors	0.5
Thrifts & Mortgage Finance	0.4
Leisure Equipment & Products	0.4
Consumer Finance	0.4
Airlines	0.4
Transportation Infrastructure	0.3
Life Sciences Tools & Services	0.3
Marine	0.3
Wireless Telecommunication Services	0.2
Multi-Utilities	0.2
Health Care Technology	0.2
Electric Utilities	0.2
Household Products	0.1
Gas Utilities	0.1
Water Utilities	0.0 **
Automobiles	0.0 **
Short-Term Investments	18.1
Liabilities in Excess of Other Assets	(16.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.59%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	DOW JONES GLOBAL EX-U.S. SELECT REAL ESTATE SECURITIES INDEX*	NET ASSET VALUE	MARKET VALUE	DOW JONES GLOBAL EX-U.S. SELECT REAL ESTATE SECURITIES INDEX*
SIX MONTHS	6.79%	6.36%	6.99%	N/A	N/A	N/A
ONE YEAR	–1.45%	–1.61%	–1.16%	–1.45%	–1.61%	–1.16%
THREE YEARS	7.70%	7.16%	8.35%	2.50%	2.33%	2.71%
FIVE YEARS	32.11%	31.45%	34.96%	5.73%	5.62%	6.18%
SINCE INCEPTION (1)	5.53%	5.43%	9.27%	0.58%	0.57%	0.96%

(1)	For the period December 15, 2006 to March 31, 2016.
*	The Dow Jones Global ex-U.S. Real Estate Securities Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries excluding the United States.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	BROOKFIELD ASSET MANAGEMENT, INC. CLASS A	UNIBAIL-RODAMCO SE	MITSUI FUDOSAN CO., LTD.	SCENTRE GROUP REIT	WESTFIELD CORP.
MARKET VALUE	$333,315,662	296,294,751	271,693,581	199,461,869	161,129,149
% OF NET ASSETS	7.1	6.3	5.8	4.3	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	67.2%
Real Estate Management & Development	32.4
Diversified Financial Services	0.0 **
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P GLOBAL INFRASTRUCTURE ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Infrastructure ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL INFRASTRUCTURE INDEX*	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL INFRASTRUCTURE INDEX*
SIX MONTHS	5.94%	5.81%	5.85%	N/A	N/A	N/A
ONE YEAR	–3.44%	–4.09%	–3.82%	–3.44%	–4.09%	–3.82%
THREE YEARS (1)	18.71%	18.14%	15.84%	5.88%	5.71%	5.02%
FIVE YEARS (1)	26.59%	26.11%	26.88%	4.83%	4.75%	4.87%
SINCE INCEPTION (2)	22.84%	22.32%	28.33%	2.27%	2.22%	2.75%

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	For the period January 25, 2007 to March 31, 2016 .
*	The S&P Global Infrastructure Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements. The S&P Global Infrastructure Index is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry, from both developed markets and emerging markets.

SPDR S&P GLOBAL INFRASTRUCTURE ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	Index returns represent the Fund’s prior investment strategy from January 25, 2007 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through March 31, 2016.

SPDR S&P GLOBAL INFRASTRUCTURE ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TRANSURBAN GROUP STAPLED SECURITY	ATLANTIA SPA	ENBRIDGE, INC.	AENA SA	KINDER MORGAN, INC.
MARKET VALUE	$3,196,902	2,586,938	2,349,265	2,189,391	2,126,055
% OF NET ASSETS	5.1	4.1	3.7	3.5	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Transportation Infrastructure	40.1%
Electric Utilities	24.6
Oil, Gas & Consumable Fuels	19.8
Multi-Utilities	13.7
Independent Power Producers & Energy Traders	0.9
INDUSTRY	PERCENT OF NET ASSETS
Water Utilities	0.4%
Gas Utilities	0.3
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(7.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P GLOBAL NATURAL RESOURCES ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL NATURAL RESOURCES INDEX*	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL NATURAL RESOURCES INDEX*
SIX MONTHS	9.54%	9.46%	9.60%	N/A	N/A	N/A
ONE YEAR	–15.10%	–15.25%	–15.30%	–15.10%	–15.25%	–15.30%
THREE YEARS	–23.97%	–24.06%	–24.09%	–8.73%	–8.77%	–8.78%
FIVE YEARS	–36.54%	–36.87%	–36.53%	–8.69%	–8.79%	–8.69%
SINCE INCEPTION (1)	–20.44%	–20.53%	–20.30%	–4.04%	–4.06%	–4.01%

(1)	For the period September 13, 2010 to March 31, 2016.
*	The S&P Global Natural Resources Index is comprised of 90 of the largest U.S. and foreign publicly traded companies, based on market capitalization, in natural resources and commodities businesses (as defined below) that meet certain investability requirements. The Index component securities represent a combination of the component securities included in each of the following three sub-indices: the S&P Global Natural Resources-Agriculture Index, the S&P Global Natural Resources-Energy Index and the S&P Global Natural Resources-Metals and Mining Index. The maximum weight of each sub-index is capped at one-third of the total weight of the Index.

SPDR S&P GLOBAL NATURAL RESOURCES ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P GLOBAL NATURAL RESOURCES ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	BHP BILLITON, LTD.	SYNGENTA AG	EXXON MOBIL CORP.	TOTAL SA	ROYAL DUTCH SHELL PLC CLASS A
MARKET VALUE	$28,337,896	28,140,970	27,712,008	22,403,022	20,493,444
% OF NET ASSETS	4.7	4.6	4.6	3.7	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Metals & Mining	34.9%
Oil, Gas & Consumable Fuels	30.7
Chemicals	15.2
Containers & Packaging	6.3
Food Products	4.3
Paper & Forest Products	4.0
INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	2.3%
Energy Equipment & Services	1.8
Short-Term Investments	10.1
Liabilities in Excess of Other Assets	(9.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF — PORTFOLIO SUMMARY

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	CHEVRON CORP.	EXXON MOBIL CORP.	MONSANTO CO.	BARRICK GOLD CORP.	NEWMONT MINING CORP.
MARKET VALUE	$74,002,066	68,203,672	44,510,239	38,452,895	34,046,907
% OF NET ASSETS	10.0	9.2	6.0	5.2	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	45.4%
Metals & Mining	35.9
Chemicals	13.5
Food Products	4.6
Paper & Forest Products	0.4
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI ex-US ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%. Fund returns at Net Asset Value shown in the table below for the Six Months and One Year reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI ACWI EX USA INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI ACWI EX USA INDEX*
SIX MONTHS	3.11%	2.68%	2.86%	N/A	N/A	N/A
ONE YEAR	–8.79%	–8.72%	–9.19%	–8.79%	–8.72%	–9.19%
THREE YEARS	2.30%	1.81%	0.96%	0.76%	0.60%	0.32%
FIVE YEARS	2.01%	1.36%	1.55%	0.40%	0.27%	0.31%
SINCE INCEPTION (1)	9.84%	9.71%	7.83%	1.02%	1.01%	0.82%

(1)	For the period January 10, 2007 to March 31, 2016.
*	The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States.

SPDR MSCI ACWI ex-US ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI ex-US ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31 2016 (Unaudited)

DESCRIPTION	NESTLE SA	ROCHE HOLDING AG	NOVARTIS AG	TOYOTA MOTOR CORP.	SAMSUNG ELECTRONICS CO., LTD. GDR
MARKET VALUE	$11,058,815	8,433,851	7,727,446	6,561,260	6,373,844
% OF NET ASSETS	1.5	1.2	1.1	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	13.5%
Pharmaceuticals	7.3
Oil, Gas & Consumable Fuels	6.3
Insurance	5.0
Automobiles	3.4
Chemicals	3.2
Diversified Telecommunication Services	3.1
Metals & Mining	2.7
Wireless Telecommunication Services	2.7
Beverages	2.6
Food Products	2.5
Media	2.4
Food & Staples Retailing	2.0
Semiconductors & Semiconductor Equipment	1.8
Machinery	1.7
Road & Rail	1.7
Real Estate Management & Development	1.7
Capital Markets	1.6
Textiles, Apparel & Luxury Goods	1.6
Personal Products	1.6
Technology Hardware, Storage & Peripherals	1.6
Tobacco	1.5
Industrial Conglomerates	1.5
Real Estate Investment Trusts (REITs)	1.4
Diversified Financial Services	1.3
Electric Utilities	1.3
Internet Software & Services	1.3
Construction & Engineering	1.2
Electronic Equipment, Instruments & Components	1.2
Electrical Equipment	1.2
Hotels, Restaurants & Leisure	1.1
Multi-Utilities	1.0
Software	1.0
INDUSTRY	PERCENT OF NET ASSETS
Trading Companies & Distributors	1.0%
IT Services	0.9
Aerospace & Defense	0.8
Building Products	0.8
Health Care Equipment & Supplies	0.8
Transportation Infrastructure	0.8
Auto Components	0.8
Specialty Retail	0.7
Household Products	0.7
Construction Materials	0.6
Household Durables	0.6
Multiline Retail	0.6
Gas Utilities	0.5
Commercial Services & Supplies	0.5
Professional Services	0.4
Health Care Providers & Services	0.4
Communications Equipment	0.4
Independent Power Producers & Energy Traders	0.3
Biotechnology	0.3
Marine	0.3
Air Freight & Logistics	0.3
Water Utilities	0.3
Leisure Equipment & Products	0.2
Containers & Packaging	0.2
Thrifts & Mortgage Finance	0.2
Paper & Forest Products	0.2
Airlines	0.1
Consumer Finance	0.1
Internet & Catalog Retail	0.1
Energy Equipment & Services	0.1
Diversified Consumer Services	0.0 **
Life Sciences Tools & Services	0.0 **
Distributors	0.0 **
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI ACWI IMI ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI IMI ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.25%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI ACWI IMI INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI ACWI IMI INDEX*
SIX MONTHS	6.09%	3.89%	5.22%	N/A	N/A	N/A
ONE YEAR	–3.34%	–2.91%	–4.36%	–3.34%	–2.91%	–4.36%
THREE YEARS	20.76%	22.37%	17.73%	6.49%	6.96%	5.59%
SINCE INCEPTION (1)	35.06%	35.39%	31.81%	7.62%	7.68%	6.98%

(1)	For the period February 27, 2012 to March 31 2016.
*	The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity investment opportunity set.

SPDR MSCI ACWI IMI ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI IMI ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	EXXON MOBIL CORP.	GENERAL ELECTRIC CO.	WELLS FARGO & CO.
MARKET VALUE	$551,707	438,416	322,908	319,776	279,086
% OF NET ASSETS	1.3	1.0	0.8	0.8	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	7.4%
Oil, Gas & Consumable Fuels	5.6
Pharmaceuticals	5.4
Insurance	4.4
Media	3.5
Software	3.0
Real Estate Investment Trusts (REITs)	2.9
Semiconductors & Semiconductor Equipment	2.7
Chemicals	2.6
Technology Hardware, Storage & Peripherals	2.6
Food Products	2.6
Diversified Telecommunication Services	2.5
Aerospace & Defense	2.3
Specialty Retail	2.2
Industrial Conglomerates	2.2
Food & Staples Retailing	2.2
Biotechnology	2.2
Internet Software & Services	2.1
IT Services	2.1
Electric Utilities	2.0
Capital Markets	1.9
Hotels, Restaurants & Leisure	1.9
Machinery	1.8
Health Care Equipment & Supplies	1.7
Metals & Mining	1.7
Automobiles	1.6
Beverages	1.5
Health Care Providers & Services	1.5
Household Products	1.4
Tobacco	1.2
Road & Rail	1.2
Wireless Telecommunication Services	1.2
Electronic Equipment, Instruments & Components	1.2
Real Estate Management & Development	1.1
INDUSTRY	PERCENT OF NET ASSETS
Multiline Retail	1.0%
Textiles, Apparel & Luxury Goods	1.0
Energy Equipment & Services	1.0
Diversified Financial Services	0.9
Electrical Equipment	0.9
Commercial Services & Supplies	0.8
Construction & Engineering	0.8
Internet & Catalog Retail	0.8
Communications Equipment	0.7
Air Freight & Logistics	0.7
Consumer Finance	0.6
Multi-Utilities	0.6
Trading Companies & Distributors	0.6
Personal Products	0.5
Life Sciences Tools & Services	0.5
Leisure Equipment & Products	0.5
Auto Components	0.5
Professional Services	0.5
Building Products	0.5
Transportation Infrastructure	0.3
Thrifts & Mortgage Finance	0.3
Containers & Packaging	0.3
Marine	0.3
Construction Materials	0.2
Water Utilities	0.2
Household Durables	0.2
Health Care Technology	0.2
Independent Power Producers & Energy Traders	0.1
Airlines	0.1
Paper & Forest Products	0.1
Gas Utilities	0.1
Short-Term Investments	15.0
Liabilities in Excess of Other Assets	(14.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI LOW CARBON TARGET ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/25/14, 11/26/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Low Carbon Target ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.20%. Fund returns at Net Asset Value shown in the table below for the Six Months and Since Inception reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI ACWI LOW CARBON TARGET INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI ACWI LOW CARBON TARGET INDEX*
SIX MONTHS	5.29%	4.93%	5.08%	N/A	N/A	N/A
ONE YEAR	–3.73%	–3.80%	–4.23%	–3.73%	–3.80%	–4.23%
SINCE INCEPTION (1)	–3.39%	–3.33%	–3.81%	–2.53%	–2.48%	–2.84%

(1)	For the period November 25, 2014 to March 31, 2016.
*	The MSCI ACWI Low Carbon Target Index is designed to address two dimensions of carbon exposure - carbon emissions and fossil fuel reserves. By overweighting companies with low carbon emissions relative to sales and per dollar of market capitalization, the Index aims to reflect a lower carbon exposure than that of the broad market. The Index is designed to achieve a target level of tracking relative to a broad market index (such as the Parent Index) while minimizing the carbon exposure. The Index is a subset of the MSCI ACWI Index (the Parent Index), which measures the combined equity market performance of developed and emerging market countries.

SPDR MSCI ACWI LOW CARBON TARGET ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI LOW CARBON TARGET ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	GENERAL ELECTRIC CO.	JOHNSON & JOHNSON	FACEBOOK, INC. CLASS A
MARKET VALUE	$1,587,875	1,098,801	819,038	800,680	680,036
% OF NET ASSETS	1.7	1.2	0.9	0.9	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	9.4%
Pharmaceuticals	6.2
Oil, Gas & Consumable Fuels	5.1
Insurance	4.5
Diversified Telecommunication Services	3.1
Technology Hardware, Storage & Peripherals	2.9
Internet Software & Services	2.8
Media	2.8
Beverages	2.7
Chemicals	2.6
Software	2.6
Semiconductors & Semiconductor Equipment	2.4
IT Services	2.3
Food & Staples Retailing	2.2
Automobiles	2.1
Food Products	2.1
Industrial Conglomerates	2.1
Machinery	2.1
Tobacco	2.1
Aerospace & Defense	2.0
Capital Markets	2.0
Real Estate Investment Trusts (REITs)	2.0
Biotechnology	1.9
Health Care Equipment & Supplies	1.8
Specialty Retail	1.6
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	1.4
Metals & Mining	1.4
Household Products	1.3
Diversified Financial Services	1.2
Energy Equipment & Services	1.2
Road & Rail	1.2
Wireless Telecommunication Services	1.2
Electrical Equipment	1.1
INDUSTRY	PERCENT OF NET ASSETS
Real Estate Management & Development	1.1%
Internet & Catalog Retail	1.0
Textiles, Apparel & Luxury Goods	1.0
Electric Utilities	0.9
Personal Products	0.9
Gas Utilities	0.8
Trading Companies & Distributors	0.8
Communications Equipment	0.7
Electronic Equipment, Instruments & Components	0.7
Transportation Infrastructure	0.7
Auto Components	0.6
Consumer Finance	0.6
Water Utilities	0.6
Household Durables	0.5
Air Freight & Logistics	0.4
Life Sciences Tools & Services	0.4
Multi-Utilities	0.4
Professional Services	0.4
Building Products	0.3
Construction & Engineering	0.3
Independent Power Producers & Energy Traders	0.3
Multiline Retail	0.3
Commercial Services & Supplies	0.2
Containers & Packaging	0.2
Health Care Technology	0.1
Leisure Equipment & Products	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.0	**
Diversified Consumer Services	0.0	**
Marine	0.0	**
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.50%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI EM 50 INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI EM 50 INDEX*
SIX MONTHS	6.33%	5.68%	6.98%	N/A	N/A	N/A
ONE YEAR	–12.80%	–13.56%	–12.59%	–12.80%	–13.56%	–12.59%
SINCE INCEPTION (1)	–11.92%	–12.24%	–9.25%	–3.05%	–3.14%	–2.35%

(1)	For the period February 27, 2012 to March 31, 2016.
*	The MSCI EM 50 Index is a free float-adjusted market capitalization weighted index comprised of 50 of the largest constituents held in the broader MSCI Emerging Markets Index (the “Parent Index”). The selection universe of the Index is based on the constituent securities of the Parent Index except for Brazil, India, Mexico and Russia. For these four markets the selection universe is limited to depositary receipts.

SPDR MSCI EM 50 ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EM 50 ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	SAMSUNG ELECTRONICS CO., LTD. GDR	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD. ADR	TENCENT HOLDINGS, LTD.	CHINA MOBILE, LTD.	NASPERS, LTD. CLASS N
MARKET VALUE	$374,162	362,896	314,082	204,574	166,051
% OF NET ASSETS	9.4	9.1	7.9	5.1	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	19.8%
Internet Software & Services	14.4
Semiconductors & Semiconductor Equipment	11.0
Technology Hardware, Storage & Peripherals	9.4
Oil, Gas & Consumable Fuels	8.5
Wireless Telecommunication Services	8.1
Media	5.2
Insurance	4.0
Beverages	3.1
Electronic Equipment, Instruments & Components	2.7
IT Services	2.6
Automobiles	2.4
INDUSTRY	PERCENT OF NET ASSETS
Household Durables	1.4%
Auto Components	1.1
Metals & Mining	1.0
Real Estate Management & Development	1.0
Diversified Telecommunication Services	0.9
Diversified Financial Services	0.8
Food & Staples Retailing	0.8
Chemicals	0.8
Food Products	0.7
Short-Term Investments	9.7
Liabilities in Excess of Other Assets	(9.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI EM BEYOND BRIC ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/4/13, 12/5/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM Beyond BRIC ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI EM BEYOND BRIC INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI EM BEYOND BRIC INDEX*
SIX MONTHS	9.55%	10.08%	9.67%	N/A	N/A	N/A
ONE YEAR	–9.49%	–9.17%	–9.62%	–9.49%	–9.17%	–9.62%
SINCE INCEPTION (1)	–10.65%	–11.26%	–9.41%	–4.73%	–5.01%	–4.17%

(1)	For the period December 4, 2013 to March 31, 2016.
*	The MSCI EM Beyond BRIC Index is comprised of the constituent companies of the MSCI Emerging Markets Index (the “Parent Index”), excluding constituent companies of the MSCI BRIC Index, which includes issuers domiciled in Brazil, Russia, India, and China.

SPDR MSCI EM BEYOND BRIC ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EM BEYOND BRIC ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD. ADR	NASPERS, LTD. CLASS N	SAMSUNG ELECTRONICS CO., LTD. GDR	AMERICA MOVIL SAB DE CV SERIES L	HON HAI PRECISION INDUSTRY CO., LTD. GDR
MARKET VALUE	$105,927	84,637	79,730	43,290	31,640
% OF NET ASSETS	4.1	3.3	3.1	1.7	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	19.7%
Semiconductors & Semiconductor Equipment	5.7
Technology Hardware, Storage & Peripherals	5.5
Wireless Telecommunication Services	5.5
Media	4.6
Oil, Gas & Consumable Fuels	4.3
Industrial Conglomerates	4.0
Metals & Mining	3.2
Food Products	3.1
Diversified Financial Services	2.9
Chemicals	2.9
Food & Staples Retailing	2.7
Diversified Telecommunication Services	2.6
Real Estate Management & Development	2.3
Electronic Equipment, Instruments & Components	2.3
Electric Utilities	2.3
Insurance	2.0
Beverages	2.0
Automobiles	2.0
Construction Materials	2.0
Household Durables	1.5
Hotels, Restaurants & Leisure	1.4
Transportation Infrastructure	1.3
Real Estate Investment Trusts (REITs)	1.3
Pharmaceuticals	1.1
Construction & Engineering	1.1
INDUSTRY	PERCENT OF NET ASSETS
Multiline Retail	1.0%
Household Products	0.9
Health Care Providers & Services	0.8
Auto Components	0.8
Tobacco	0.7
Specialty Retail	0.7
Independent Power Producers & Energy Traders	0.6
Personal Products	0.5
Internet Software & Services	0.5
Gas Utilities	0.5
Machinery	0.4
Capital Markets	0.4
Airlines	0.4
Multi-Utilities	0.4
Paper & Forest Products	0.3
Textiles, Apparel & Luxury Goods	0.3
Energy Equipment & Services	0.2
Consumer Finance	0.1
Distributors	0.1
IT Services	0.1
Air Freight & Logistics	0.1
Commercial Services & Supplies	0.1
Aerospace & Defense	0.1
Trading Companies & Distributors	0.1
Software	0.1
Health Care Equipment & Supplies	0.1
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI EAFE QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EAFE Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI EAFE QUALITY MIX INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI EAFE QUALITY MIX INDEX*
SIX MONTHS	4.10%	3.36%	3.98%	N/A	N/A	N/A
ONE YEAR	–3.40%	–3.63%	–3.54%	–3.40%	–3.63%	–3.54%
SINCE INCEPTION (1)	–5.87%	–6.16%	–5.55%	–3.26%	–3.42%	–3.08%

(1)	For the period June 4, 2014 to March 31, 2016.
*	The MSCI EAFE (Europe, Australasia, Far East) Quality Mix Index captures large- and mid-cap representation across 22 developed market Europe, Australasia, and Far East countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EAFE Value Weighted Index, the MSCI EAFE Minimum Volatility Index, and the MSCI EAFE Quality Index (each, a “Component Index”).

SPDR MSCI EAFE QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EAFE QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	NESTLE SA	ROCHE HOLDING AG	NOVARTIS AG	NOVO NORDISK A/S CLASS B	BRITISH AMERICAN TOBACCO PLC
MARKET VALUE	$137,225	113,697	94,399	85,296	78,067
% OF NET ASSETS	2.5	2.1	1.7	1.6	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	10.5%
Banks	8.0
Insurance	5.4
Diversified Telecommunication Services	4.5
Food Products	4.5
Oil, Gas & Consumable Fuels	3.3
Beverages	3.0
Personal Products	3.0
Media	2.8
Automobiles	2.6
Chemicals	2.6
Tobacco	2.6
Electric Utilities	2.5
Real Estate Investment Trusts (REITs)	2.5
Food & Staples Retailing	2.4
Metals & Mining	2.3
Machinery	2.2
Hotels, Restaurants & Leisure	1.8
Wireless Telecommunication Services	1.8
Household Products	1.7
Multi-Utilities	1.6
Textiles, Apparel & Luxury Goods	1.6
Road & Rail	1.5
Specialty Retail	1.4
Software	1.3
Aerospace & Defense	1.2
Industrial Conglomerates	1.2
Trading Companies & Distributors	1.2
Airlines	1.1
Diversified Financial Services	1.1
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.1
Commercial Services & Supplies	1.0
Professional Services	1.0
Real Estate Management & Development	1.0
INDUSTRY	PERCENT OF NET ASSETS
Auto Components	0.9%
Capital Markets	0.9
Air Freight & Logistics	0.7
Biotechnology	0.7
Gas Utilities	0.7
Electrical Equipment	0.6
Semiconductors & Semiconductor Equipment	0.6
Technology Hardware, Storage & Peripherals	0.6
Building Products	0.5
Household Durables	0.5
Marine	0.5
Multiline Retail	0.5
Transportation Infrastructure	0.5
Construction & Engineering	0.4
IT Services	0.4
Internet Software & Services	0.3
Construction Materials	0.2
Containers & Packaging	0.2
Electronic Equipment, Instruments & Components	0.2
Communications Equipment	0.1
Consumer Finance	0.1
Diversified Consumer Services	0.1
Energy Equipment & Services	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Paper & Forest Products	0.1
Water Utilities	0.0 **
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.9
Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EMERGING MARKETS QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Emerging Markets Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI EMERGING MARKETS (EM) QUALITY MIX INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI EMERGING MARKETS (EM) QUALITY MIX INDEX*
SIX MONTHS	5.71%	4.25%	5.98%	N/A	N/A	N/A
ONE YEAR	–11.80%	–12.48%	–11.40%	–11.80%	–12.48%	–11.40%
SINCE INCEPTION (1)	–14.18%	–14.69%	–12.44%	–8.04%	–8.33%	–7.03%

(1)	For the period June 4, 2014 to March 31, 2016.
*	The MSCI Emerging Markets (EM) Quality Mix Index captures large- and mid-cap representation across 21 emerging markets countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EM Value Weighted Index, the MSCI EM Minimum Volatility Index, and the MSCI EM Quality Index (each, a “Component Index”).

SPDR MSCI EMERGING MARKETS QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EMERGING MARKETS QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.	CHINA MOBILE, LTD.	TENCENT HOLDINGS, LTD.	SAMSUNG ELECTRONICS CO., LTD. GDR	INFOSYS, LTD. ADR
MARKET VALUE	$3,198,800	2,490,968	2,180,868	2,103,163	1,602,796
% OF NET ASSETS	3.1	2.5	2.1	2.1	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	16.7%
Wireless Telecommunication Services	7.4
Oil, Gas & Consumable Fuels	7.1
Internet Software & Services	5.4
Technology Hardware, Storage & Peripherals	4.7
Semiconductors & Semiconductor Equipment	4.7
IT Services	4.2
Insurance	3.7
Food & Staples Retailing	3.1
Electronic Equipment, Instruments & Components	2.9
Pharmaceuticals	2.5
Diversified Telecommunication Services	2.4
Automobiles	2.3
Food Products	1.9
Metals & Mining	1.8
Beverages	1.7
Personal Products	1.5
Transportation Infrastructure	1.5
Tobacco	1.5
Industrial Conglomerates	1.4
Household Products	1.4
Health Care Providers & Services	1.4
Diversified Financial Services	1.2
Chemicals	1.2
Real Estate Management & Development	1.2
Electric Utilities	1.1
Independent Power Producers & Energy Traders	1.1
Textiles, Apparel & Luxury Goods	1.1
Auto Components	0.9
Multiline Retail	0.9
Construction Materials	0.8
INDUSTRY	PERCENT OF NET ASSETS
Hotels, Restaurants & Leisure	0.8
Water Utilities	0.8
Gas Utilities	0.7
Household Durables	0.6
Media	0.5
Specialty Retail	0.5
Capital Markets	0.5
Machinery	0.4
Construction & Engineering	0.4
Multi-Utilities	0.4
Commercial Services & Supplies	0.4
Real Estate Investment Trusts (REITs)	0.4
Airlines	0.3
Road & Rail	0.3
Diversified Consumer Services	0.3
Software	0.2
Electrical Equipment	0.2
Life Sciences Tools & Services	0.2
Thrifts & Mortgage Finance	0.1
Consumer Finance	0.1
Paper & Forest Products	0.1
Internet & Catalog Retail	0.1
Leisure Equipment & Products	0.1
Communications Equipment	0.1
Trading Companies & Distributors	0.1
Health Care Equipment & Supplies	0.1
Marine	0.0	**
Energy Equipment & Services	0.0	**
Air Freight & Logistics	0.0	**
Aerospace & Defense	0.0	**
Distributors	0.0	**
Building Products	0.0	**
Containers & Packaging	0.0	**
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI WORLD QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI World Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI WORLD QUALITY MIX INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI WORLD QUALITY MIX INDEX*
SIX MONTHS	8.39%	7.77%	8.16%	N/A	N/A	N/A
ONE YEAR	1.80%	1.63%	1.34%	1.80%	1.63%	1.34%
SINCE INCEPTION (1)	7.01%	6.22%	6.40%	3.78%	3.36%	3.46%

(1)	For the period June 4, 2014 to March 31, 2016.
*	The MSCI World Quality Mix Index captures large-and mid-cap representation across 24 developed countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI World Value Weighted Index, the MSCI World Minimum Volatility Index, and the MSCI World Quality Index (each, a “Component Index”).

SPDR MSCI WORLD QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI WORLD QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	JOHNSON & JOHNSON	NESTLE SA	PROCTER & GAMBLE CO.
MARKET VALUE	$119,998	113,719	102,357	81,030	78,853
% OF NET ASSETS	2.0	1.9	1.7	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	7.7%
Banks	5.4
IT Services	3.8
Food Products	3.8
Diversified Telecommunication Services	3.8
Specialty Retail	3.7
Oil, Gas & Consumable Fuels	3.7
Insurance	3.6
Real Estate Investment Trusts (REITs)	3.5
Household Products	3.1
Software	3.1
Electric Utilities	2.9
Hotels, Restaurants & Leisure	2.8
Technology Hardware, Storage & Peripherals	2.7
Health Care Providers & Services	2.6
Aerospace & Defense	2.4
Beverages	2.3
Media	2.3
Internet Software & Services	2.3
Metals & Mining	2.2
Chemicals	2.1
Food & Staples Retailing	2.1
Health Care Equipment & Supplies	2.0
Semiconductors & Semiconductor Equipment	1.8
Biotechnology	1.6
Multi-Utilities	1.6
Tobacco	1.4
Multiline Retail	1.3
Textiles, Apparel & Luxury Goods	1.2
Automobiles	1.2
Machinery	1.1
Road & Rail	1.1
Industrial Conglomerates	1.0
Commercial Services & Supplies	1.0
Capital Markets	1.0
Diversified Financial Services	0.9
INDUSTRY	PERCENT OF NET ASSETS
Wireless Telecommunication Services	0.9
Personal Products	0.8
Air Freight & Logistics	0.6
Trading Companies & Distributors	0.6
Auto Components	0.6
Communications Equipment	0.5
Airlines	0.4
Professional Services	0.4
Internet & Catalog Retail	0.4
Electronic Equipment, Instruments & Components	0.3
Household Durables	0.3
Energy Equipment & Services	0.3
Electrical Equipment	0.3
Real Estate Management & Development	0.3
Transportation Infrastructure	0.3
Marine	0.2
Health Care Technology	0.2
Gas Utilities	0.2
Consumer Finance	0.2
Construction & Engineering	0.2
Life Sciences Tools & Services	0.1
Distributors	0.1
Building Products	0.1
Containers & Packaging	0.1
Leisure Equipment & Products	0.1
Diversified Consumer Services	0.1
Construction Materials	0.1
Paper & Forest Products	0.1
Water Utilities	0.1
Independent Power Producers & Energy Traders	0.0	**
Thrifts & Mortgage Finance	0.0	**
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI AUSTRALIA QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Australia Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI AUSTRALIA QUALITY MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI AUSTRALIA QUALITY MIX A-SERIES INDEX*
SIX MONTHS	13.04%	11.76%	13.39%	N/A	N/A	N/A
ONE YEAR	–7.86%	–7.68%	–7.57%	–7.86%	–7.68%	–7.57%
SINCE INCEPTION (1)	–15.61%	–16.17%	–15.26%	–8.97%	–9.30%	–8.77%

(1)	For the period June 11, 2014 to March 31, 2016.
*	The MSCI Australia Quality Mix A-Series Index is designed to measure the equity market performance of publicly-traded companies domiciled in Australia and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Australia Value Weighted Index, the MSCI Australia Quality Index, and the MSCI Australia Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI AUSTRALIA QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI AUSTRALIA QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	WESFARMERS, LTD.	CSL, LTD.	COMMONWEALTH BANK OF AUSTRALIA	TELSTRA CORP., LTD.	WOOLWORTHS, LTD.
MARKET VALUE	$708,525	520,790	498,000	486,047	485,005
% OF NET ASSETS	7.6	5.6	5.3	5.2	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	19.1%
Food & Staples Retailing	12.8
Real Estate Investment Trusts (REITs)	10.5
Metals & Mining	7.3
Diversified Telecommunication Services	5.7
Biotechnology	5.6
Insurance	5.4
Health Care Providers & Services	4.0
Oil, Gas & Consumable Fuels	4.0
Containers & Packaging	3.8
Commercial Services & Supplies	3.4
Transportation Infrastructure	2.6
Multi-Utilities	1.8
Hotels, Restaurants & Leisure	1.8
Diversified Financial Services	1.6
Health Care Equipment & Supplies	1.3
Chemicals	1.1
INDUSTRY	PERCENT OF NET ASSETS
Real Estate Management & Development	1.1
Capital Markets	1.1
Gas Utilities	0.8
Construction Materials	0.7
Beverages	0.6
Professional Services	0.6
Road & Rail	0.6
Electric Utilities	0.5
Media	0.5
Multiline Retail	0.3
Construction & Engineering	0.1
IT Services	0.1
Airlines	0.1
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI CANADA QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Canada Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI CANADA QUALITY MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI CANADA QUALITY MIX A-SERIES INDEX*
SIX MONTHS	9.87%	8.62%	9.93%	N/A	N/A	N/A
ONE YEAR	–4.70%	–4.90%	–4.69%	–4.70%	–4.90%	–4.69%
SINCE INCEPTION (1)	–12.16%	–12.46%	–12.08%	–6.93%	–7.10%	–6.89%

(1)	For the period June 11, 2014 to March 31, 2016.
*	The MSCI Canada Quality Mix A-Series Index is designed to measure the equity market performance of publicly-traded companies domiciled in Canada and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Canada Value Weighted Index, the MSCI Canada Quality Index, and the MSCI Canada Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI CANADA QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI CANADA QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TORONTO-DOMINION BANK	ROYAL BANK OF CANADA	CANADIAN IMPERIAL BANK OF COMMERCE	BANK OF NOVA SCOTIA	CANADIAN NATIONAL RAILWAY CO.
MARKET VALUE	$568,120	559,034	536,612	513,619	476,876
% OF NET ASSETS	3.8	3.7	3.5	3.4	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	17.8%
Oil, Gas & Consumable Fuels	16.5
Insurance	10.2
Food & Staples Retailing	7.9
Metals & Mining	5.0
Road & Rail	4.8
Media	3.8
Diversified Telecommunication Services	3.4
Multiline Retail	3.2
Auto Components	2.9
Chemicals	2.9
Food Products	2.5
Real Estate Management & Development	2.4
Real Estate Investment Trusts (REITs)	2.3
IT Services	2.2
Capital Markets	2.0
Textiles, Apparel & Luxury Goods	1.9
INDUSTRY	PERCENT OF NET ASSETS
Containers & Packaging	1.5%
Electric Utilities	1.3
Multi-Utilities	0.9
Wireless Telecommunication Services	0.9
Diversified Financial Services	0.7
Software	0.6
Trading Companies & Distributors	0.6
Aerospace & Defense	0.3
Construction & Engineering	0.2
Hotels, Restaurants & Leisure	0.2
Commercial Services & Supplies	0.1
Paper & Forest Products	0.1
Pharmaceuticals	0.1
Technology Hardware, Storage & Peripherals	0.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.

SPDR MSCI GERMANY QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Germany Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI GERMANY QUALITY MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI GERMANY QUALITY MIX A-SERIES INDEX*
SIX MONTHS	4.92%	4.18%	5.07%	N/A	N/A	N/A
ONE YEAR	–9.71%	–9.81%	–9.78%	–9.71%	–9.81%	–9.78%
SINCE INCEPTION (1)	–13.46%	–13.89%	–13.33%	–7.69%	–7.95%	–7.62%

(1)	For the period June 11, 2014 to March 31, 2016.
*	The MSCI Germany Quality Mix A-Series Index is designed to measure the equity market performance of publicly-traded companies domiciled in Germany and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Germany Value Weighted Index, the MSCI Germany Quality Index, and the MSCI Germany Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI GERMANY QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI GERMANY QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	SIEMENS AG	BASF SE	ALLIANZ SE	SAP SE	BAYER AG
MARKET VALUE	$534,779	446,967	432,170	419,613	369,745
% OF NET ASSETS	5.3	4.4	4.3	4.1	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Chemicals	10.7%
Insurance	10.5
Automobiles	10.5
Pharmaceuticals	6.2
Health Care Providers & Services	5.7
Industrial Conglomerates	5.3
Textiles, Apparel & Luxury Goods	4.7
Software	4.1
Media	4.0
Household Products	3.8
Multi-Utilities	3.5
Air Freight & Logistics	3.5
Machinery	3.4
Personal Products	2.9
Diversified Telecommunication Services	2.9
Diversified Financial Services	2.7
Auto Components	2.3
Semiconductors & Semiconductor Equipment	2.2
INDUSTRY	PERCENT OF NET ASSETS
Capital Markets	2.0
Real Estate Management & Development	1.9
Internet Software & Services	1.5
Airlines	1.0
Construction Materials	0.8
Banks	0.8
Internet & Catalog Retail	0.5
Food & Staples Retailing	0.4
Transportation Infrastructure	0.4
Life Sciences Tools & Services	0.4
Metals & Mining	0.3
Trading Companies & Distributors	0.2
Electrical Equipment	0.1
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI JAPAN QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Japan Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI JAPAN QUALITY MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI JAPAN QUALITY MIX A-SERIES INDEX*
SIX MONTHS	5.88%	5.30%	6.04%	N/A	N/A	N/A
ONE YEAR	–2.62%	–2.46%	–2.35%	–2.62%	–2.46%	–2.35%
SINCE INCEPTION (1)	6.91%	6.88%	7.40%	3.77%	3.75%	4.03%

(1)	For the period June 11, 2014 to March 31, 2016.
*	The MSCI Japan Quality Mix A-Series Index is designed to measure the equity market performance of publicly-traded companies domiciled in Japan and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Japan Value Weighted Index, the MSCI Japan Quality Index, and the MSCI Japan Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI JAPAN QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI JAPAN QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	KDDI CORP.	JAPAN TOBACCO, INC.	BRIDGESTONE CORP.	KAO CORP.	TOYOTA MOTOR CORP.
MARKET VALUE	$345,010	333,823	321,749	309,777	285,963
% OF NET ASSETS	2.7	2.7	2.6	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Automobiles	7.9%
Pharmaceuticals	7.4
Banks	5.8
Auto Components	4.9
Electronic Equipment, Instruments & Components	4.6
Wireless Telecommunication Services	4.2
Machinery	4.1
Road & Rail	3.8
Specialty Retail	3.6
Trading Companies & Distributors	3.6
Chemicals	2.9
Health Care Equipment & Supplies	2.9
Real Estate Investment Trusts (REITs)	2.8
Tobacco	2.7
Personal Products	2.5
Real Estate Management & Development	2.1
Technology Hardware, Storage & Peripherals	2.0
Food Products	1.9
Hotels, Restaurants & Leisure	1.7
Household Durables	1.7
Leisure Equipment & Products	1.7
Food & Staples Retailing	1.6
IT Services	1.6
Electric Utilities	1.5
Commercial Services & Supplies	1.4
Insurance	1.3
Beverages	1.3
Airlines	1.3
Gas Utilities	1.2
Software	1.2
Oil, Gas & Consumable Fuels	1.1
INDUSTRY	PERCENT OF NET ASSETS
Diversified Financial Services	1.1
Diversified Telecommunication Services	1.1
Internet Software & Services	0.9
Metals & Mining	0.9
Professional Services	0.6
Health Care Technology	0.6
Construction & Engineering	0.6
Multiline Retail	0.6
Health Care Providers & Services	0.5
Electrical Equipment	0.4
Building Products	0.4
Capital Markets	0.4
Industrial Conglomerates	0.3
Independent Power Producers & Energy Traders	0.3
Household Products	0.3
Air Freight & Logistics	0.3
Textiles, Apparel & Luxury Goods	0.2
Media	0.2
Marine	0.2
Diversified Consumer Services	0.2
Construction Materials	0.1
Semiconductors & Semiconductor Equipment	0.1
Transportation Infrastructure	0.1
Paper & Forest Products	0.1
Containers & Packaging	0.1
Consumer Finance	0.1
Internet & Catalog Retail	0.0	**
Short-Term Investment	0.0	**
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI MEXICO QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Mexico Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI MEXICO QUALITY MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI MEXICO QUALITY MIX A-SERIES INDEX*
SIX MONTHS	7.57%	6.38%	7.65%	N/A	N/A	N/A
ONE YEAR	–1.56%	–2.08%	–1.42%	–1.56%	–2.08%	–1.42%
SINCE INCEPTION (1)	–18.09%	–18.71%	–17.83%	–12.17%	–12.60%	–12.00%

(1)	For the period September 17, 2014 to March 31, 2016.
*	The MSCI Mexico Quality Mix A-Series Index is designed to measure the equity market performance of publicly-traded companies domiciled in Mexico and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Mexico Value Weighted Index, the MSCI Mexico Quality Index, and the MSCI Mexico Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI MEXICO QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI MEXICO QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	AMERICA MOVIL SAB DE CV SERIES L	FOMENTO ECONOMICO MEXICANO SAB DE CV	WAL-MART DE MEXICO SAB DE CV	GRUPO MEXICO SAB DE CV SERIES B	GRUPO TELEVISA SAB SERIES CPO
MARKET VALUE	$304,248	210,474	187,845	154,949	118,975
% OF NET ASSETS	12.6	8.8	7.8	6.4	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Beverages	15.2%
Wireless Telecommunication Services	12.6
Banks	9.8
Food & Staples Retailing	9.8
Metals & Mining	8.5
Food Products	7.4
Transportation Infrastructure	7.1
Media	5.0
Industrial Conglomerates	4.9
Construction Materials	3.6
INDUSTRY	PERCENT OF NET ASSETS
Construction & Engineering	3.3
Real Estate Investment Trusts (REITs)	3.0
Household Products	2.7
Multiline Retail	2.6
Consumer Finance	2.2
Chemicals	1.6
Pharmaceuticals	0.7
Short-Term Investment	0.1
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI SOUTH KOREA QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI South Korea Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI SOUTH KOREA QUALITY MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI SOUTH KOREA QUALITY MIX A-SERIES INDEX*
SIX MONTHS	9.49%	10.03%	9.71%	N/A	N/A	N/A
ONE YEAR	–3.78%	–3.53%	–3.41%	–3.78%	–3.53%	–3.41%
SINCE INCEPTION (1)	–12.26%	–12.10%	–12.04%	–8.15%	–8.04%	–8.01%

(1)	For the period September 17, 2014 to March 31, 2016.
*	The MSCI Korea Quality Mix A-Series Index is designed to measure the equity market performance of publicly-traded companies domiciled in South Korea and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Korea Value Weighted Index, the MSCI Korea Quality Index, and the MSCI Korea Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI SOUTH KOREA QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI SOUTH KOREA QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	SAMSUNG ELECTRONICS CO., LTD.	HYUNDAI MOTOR CO.	NAVER CORP.	HYUNDAI MOBIS CO., LTD.	SAMSUNG ELECTRONICS CO., LTD. PREFERENCE SHARES
MARKET VALUE	$454,313	106,147	99,148	98,416	83,247
% OF NET ASSETS	17.5	4.1	3.8	3.8	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Technology Hardware, Storage & Peripherals	20.7%
Automobiles	8.5
Insurance	7.0
Banks	6.0
Auto Components	5.4
Internet Software & Services	4.7
Electronic Equipment, Instruments & Components	3.4
Metals & Mining	3.4
Personal Products	3.3
Chemicals	3.1
Tobacco	2.9
Household Durables	2.5
Industrial Conglomerates	2.5
Electric Utilities	2.3
Oil, Gas & Consumable Fuels	2.1
Wireless Telecommunication Services	2.1
Household Products	1.8
Hotels, Restaurants & Leisure	1.6
Semiconductors & Semiconductor Equipment	1.6
Food & Staples Retailing	1.3
Food Products	1.3
Software	1.3
Multiline Retail	1.2
Diversified Telecommunication Services	1.1
IT Services	1.1
Commercial Services & Supplies	1.0
Pharmaceuticals	0.8
Air Freight & Logistics	0.7
Machinery	0.7
Aerospace & Defense	0.6
Construction & Engineering	0.5
Gas Utilities	0.4
Media	0.4
Capital Markets	0.3
Building Products	0.2
Consumer Finance	0.2
Road & Rail	0.2
Trading Companies & Distributors	0.2
Airlines	0.1
Beverages	0.1
Electrical Equipment	0.1
Specialty Retail	0.0 **
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.
**	Amount shown is less than 0.05% of net assets.

SPDR MSCI SPAIN QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Spain Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI SPAIN QUALITY MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI SPAIN QUALITY MIX A-SERIES INDEX*
SIX MONTHS	–4.16%	–4.60%	–4.11%	N/A	N/A	N/A
ONE YEAR	–14.34%	–14.46%	–14.24%	–14.34%	–14.46%	–14.24%
SINCE INCEPTION (1)	–26.07%	–26.25%	–25.91%	–15.40%	–15.52%	–15.31%

(1)	For the period June 11, 2014 to March 31, 2016.
*	The MSCI Spain Quality Mix A-Series Index is designed to measure the equity market performance of publicly-traded companies domiciled in Spain and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Spain Value Weighted Index, the MSCI Spain Quality Index, and the MSCI Spain Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI SPAIN QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI SPAIN QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	BANCO SANTANDER SA	TELEFONICA SA	IBERDROLA SA	INDUSTRIA DE DISENO TEXTIL SA	BANCO BILBAO VIZCAYA ARGENTARIA SA
MARKET VALUE	$245,930	194,584	174,206	159,155	136,354
% OF NET ASSETS	11.9	9.4	8.4	7.7	6.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	25.6%
Electric Utilities	16.1
Diversified Telecommunication Services	9.4
Specialty Retail	7.7
Gas Utilities	7.0
Construction & Engineering	6.4
Transportation Infrastructure	5.8
IT Services	4.5
Oil, Gas & Consumable Fuels	4.4
Insurance	3.2
Machinery	2.4
Biotechnology	2.2
Food & Staples Retailing	1.9
Airlines	1.7
Media	1.5
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI TAIWAN QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Taiwan Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI TAIWAN QUALITY MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI TAIWAN QUALITY MIX A-SERIES INDEX*
SIX MONTHS	7.11%	7.29%	7.53%	N/A	N/A	N/A
ONE YEAR	–11.17%	–11.60%	–10.62%	–11.17%	–11.60%	–10.62%
SINCE INCEPTION (1)	–9.81%	–9.97%	–9.09%	–6.49%	–6.60%	–6.02%

(1)	For the period September 17, 2014 to March 31, 2016.
*	The MSCI Taiwan Quality Mix A-Series Index is designed to measure the equity market performance of publicly-traded companies domiciled in Taiwan and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Taiwan Value Weighted Index, the MSCI Taiwan Quality Index, and the MSCI Taiwan Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI TAIWAN QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI TAIWAN QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.	HON HAI PRECISION INDUSTRY CO., LTD.	CHUNGHWA TELECOM CO., LTD.	MEDIATEK, INC.	DELTA ELECTRONICS, INC.
MARKET VALUE	$860,738	308,277	292,599	199,540	186,214
% OF NET ASSETS	16.5	5.9	5.6	3.8	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Semiconductors & Semiconductor Equipment	28.4%
Electronic Equipment, Instruments & Components	16.9
Technology Hardware, Storage & Peripherals	15.3
Banks	10.5
Diversified Telecommunication Services	5.7
Wireless Telecommunication Services	4.4
Chemicals	3.1
Food & Staples Retailing	2.5
Textiles, Apparel & Luxury Goods	2.5
Insurance	1.7
Food Products	1.7
Metals & Mining	1.2
Construction Materials	1.0
Oil, Gas & Consumable Fuels	0.9
Diversified Financial Services	0.9
Leisure Equipment & Products	0.8
Real Estate Management & Development	0.5
Industrial Conglomerates	0.4
Capital Markets	0.4
Auto Components	0.3
Airlines	0.2
Specialty Retail	0.2
Electrical Equipment	0.1
Automobiles	0.1
Machinery	0.1
Marine	0.1
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI UNITED KINGDOM QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI United Kingdom Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI UNITED KINGDOM QUALITY MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI UNITED KINGDOM QUALITY MIX A-SERIES INDEX*
SIX MONTHS	–0.59%	–1.21%	–0.30%	N/A	N/A	N/A
ONE YEAR	–6.63%	–7.53%	–6.26%	–6.63%	–7.53%	–6.26%
SINCE INCEPTION (1)	–13.79%	–13.98%	–13.25%	–7.89%	–8.00%	–7.57%

(1)	For the period June 11, 2014 to March 31, 2016.
*	The MSCI UK Quality Mix A-Series Index is designed to measure the equity market performance of publicly-traded companies domiciled in the United Kingdom and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI UK Value Weighted Index, the MSCI UK Quality Index, and the MSCI UK Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI UNITED KINGDOM QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI UNITED KINGDOM QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	BP PLC	ROYAL DUTCH SHELL PLC CLASS A	HSBC HOLDINGS PLC	BRITISH AMERICAN TOBACCO PLC	UNILEVER PLC
MARKET VALUE	$96,709	95,558	95,081	91,000	85,864
% OF NET ASSETS	4.0	3.9	3.9	3.7	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	10.4%
Banks	7.0
Pharmaceuticals	6.4
Media	5.5
Hotels, Restaurants & Leisure	5.1
Tobacco	4.9
Metals & Mining	4.9
Insurance	4.3
Aerospace & Defense	4.2
Beverages	4.0
Personal Products	3.5
Household Products	3.3
Diversified Telecommunication Services	3.3
Trading Companies & Distributors	2.8
Multi-Utilities	2.8
Wireless Telecommunication Services	2.1
Real Estate Investment Trusts (REITs)	2.1
Food Products	2.0
Professional Services	1.9
Capital Markets	1.6
Multiline Retail	1.6
Food & Staples Retailing	1.6
Health Care Equipment & Supplies	1.6
Semiconductors & Semiconductor Equipment	1.3
Electric Utilities	1.1
Chemicals	1.0
Specialty Retail	0.9
Software	0.9
Commercial Services & Supplies	0.9
Household Durables	0.9
Water Utilities	0.8
Textiles, Apparel & Luxury Goods	0.7
Air Freight & Logistics	0.7
Auto Components	0.6
Airlines	0.6
Machinery	0.4
Industrial Conglomerates	0.4
Containers & Packaging	0.3
Diversified Financial Services	0.1
Paper & Forest Products	0.1
Energy Equipment & Services	0.1
Internet Software & Services	0.1
Consumer Finance	0.0	**
Health Care Providers & Services	0.0	**
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura PRIME Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	RUSSELL/NOMURA PRIME INDEX*	NET ASSET VALUE	MARKET VALUE	RUSSELL/NOMURA PRIME INDEX*
SIX MONTHS	2.52%	1.24%	2.89%	N/A	N/A	N/A
ONE YEAR	–5.86%	–7.68%	–5.06%	–5.86%	–7.68%	–5.06%
THREE YEARS	13.12%	11.59%	15.08%	4.20%	3.72%	4.79%
FIVE YEARS	22.28%	22.95%	25.60%	4.10%	4.22%	4.66%
SINCE INCEPTION (1)	1.59%	1.13%	7.48%	0.17%	0.12%	0.77%

(1)	For the period November 9, 2006 to March 31, 2016.
*	The Russell/Nomura PRIME Index is made up of the 1,000 largest stocks in terms of float-adjusted market capitalization (representing approximately 96%) of the Russell/Nomura Total Market™ Index. It is designed to serve as a benchmark for passive investment strategies. It has broad market coverage, and takes liquidity into account.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TOYOTA MOTOR CORP.	NIPPON TELEGRAPH & TELEPHONE CORP.	MITSUBISHI UFJ FINANCIAL GROUP, INC.	KDDI CORP.	HONDA MOTOR CO., LTD.
MARKET VALUE	$914,922	569,363	499,252	401,174	386,426
% OF NET ASSETS	3.5	2.2	1.9	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Automobiles	7.5%
Banks	6.9
Pharmaceuticals	6.4
Machinery	5.1
Road & Rail	4.8
Electronic Equipment, Instruments & Components	4.7
Chemicals	4.0
Wireless Telecommunication Services	3.9
Trading Companies & Distributors	3.4
Auto Components	3.3
Real Estate Management & Development	3.1
Household Durables	3.0
Technology Hardware, Storage & Peripherals	2.6
Insurance	2.5
Diversified Telecommunication Services	2.2
Food & Staples Retailing	2.0
Specialty Retail	1.8
Health Care Equipment & Supplies	1.7
Food Products	1.7
Construction & Engineering	1.7
Electrical Equipment	1.6
Personal Products	1.6
Beverages	1.5
Tobacco	1.4
Metals & Mining	1.4
Electric Utilities	1.4
Building Products	1.3
Multiline Retail	1.3
Commercial Services & Supplies	1.2
Capital Markets	1.1
Leisure Equipment & Products	1.1

INDUSTRY	PERCENT OF NET ASSETS
Diversified Financial Services	1.0%
Software	0.9
IT Services	0.8
Media	0.8
Gas Utilities	0.8
Oil, Gas & Consumable Fuels	0.7
Hotels, Restaurants & Leisure	0.7
Semiconductors & Semiconductor Equipment	0.6
Airlines	0.6
Industrial Conglomerates	0.6
Internet Software & Services	0.6
Health Care Providers & Services	0.5
Consumer Finance	0.4
Internet & Catalog Retail	0.4
Textiles, Apparel & Luxury Goods	0.3
Professional Services	0.3
Household Products	0.3
Air Freight & Logistics	0.3
Marine	0.2
Paper & Forest Products	0.2
Independent Power Producers & Energy Traders	0.1
Transportation Infrastructure	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Distributors	0.1
Health Care Technology	0.0	**
Communications Equipment	0.0	**
Biotechnology	0.0	**
Short-Term Investments	19.5
Liabilities in Excess of Other Assets	(18.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the

Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura Small Cap Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	RUSSELL/NOMURA SMALL CAP INDEX*	NET ASSET VALUE	MARKET VALUE	RUSSELL/NOMURA SMALL CAP INDEX*
SIX MONTHS	5.83%	4.99%	6.66%	N/A	N/A	N/A
ONE YEAR	3.30%	3.05%	4.49%	3.30%	3.05%	4.49%
THREE YEARS	16.15%	14.84%	22.65%	5.12%	4.72%	7.04%
FIVE YEARS	35.39%	35.11%	45.90%	6.25%	6.20%	7.84%
SINCE INCEPTION (1)	27.84%	27.19%	41.30%	2.65%	2.59%	3.75%

(1)	For the period November 9, 2006 to March 31, 2016.
*	The Russell/Nomura Small CapTM Index represents approximately the smallest 15% of stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total MarketTM Index. The Index is calculated with or without dividends reinvested, and is denominated in Japanese yen and U.S. dollars. The Index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. The Index has growth and value subindexes.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	ORACLE CORP. JAPAN	GLORY, LTD.	ITO EN, LTD.	DAIICHIKOSHO CO., LTD.	MONOTARO CO., LTD.
MARKET VALUE	$269,905	245,029	227,732	221,512	220,232
% OF NET ASSETS	0.5	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Machinery	7.1%
Construction & Engineering	5.8
Banks	5.4
Chemicals	5.0
Electronic Equipment, Instruments & Components	4.5
Hotels, Restaurants & Leisure	4.5
Food Products	4.4
Specialty Retail	4.1
Auto Components	3.7
Food & Staples Retailing	3.5
Trading Companies & Distributors	2.7
Metals & Mining	2.6
Media	2.5
Real Estate Management & Development	2.5
Pharmaceuticals	2.4
Household Durables	2.3
Building Products	2.1
Electrical Equipment	2.0
Software	2.0
Commercial Services & Supplies	1.9
Health Care Equipment & Supplies	1.9
IT Services	1.7
Road & Rail	1.7
Semiconductors & Semiconductor Equipment	1.7
Beverages	1.6
Capital Markets	1.6
Internet Software & Services	1.6
Professional Services	1.6
Textiles, Apparel & Luxury Goods	1.6
Personal Products	1.2
Consumer Finance	1.0
Diversified Financial Services	0.9
Health Care Providers & Services	0.9
Biotechnology	0.8
Containers & Packaging	0.8
Oil, Gas & Consumable Fuels	0.8
Technology Hardware, Storage & Peripherals	0.8
Leisure Equipment & Products	0.7
Multiline Retail	0.6
Distributors	0.5
Communications Equipment	0.4
Construction Materials	0.4
Internet & Catalog Retail	0.4
Paper & Forest Products	0.4
Energy Equipment & Services	0.3
Gas Utilities	0.3
Air Freight & Logistics	0.2
Automobiles	0.2
Household Products	0.2
Industrial Conglomerates	0.2
Diversified Consumer Services	0.1
Electric Utilities	0.1
Insurance	0.1
Life Sciences Tools & Services	0.1
Marine	0.1
Transportation Infrastructure	0.1
Wireless Telecommunication Services	0.1
Aerospace & Defense	0.0 **
Short-Term Investments	23.5
Liabilities in Excess of Other Assets	(22.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P GLOBAL DIVIDEND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL DIVIDEND ARISTOCRATS INDEX*	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL DIVIDEND ARISTOCRATS INDEX*
SIX MONTHS	6.18%	5.14%	6.09%	N/A	N/A	N/A
ONE YEAR	–2.85%	–3.40%	–3.21%	–2.85%	–3.40%	–3.21%
SINCE INCEPTION (1)	14.71%	14.19%	14.10%	4.95%	4.78%	4.76%

(1)	For the period May 29, 2013 to March 31, 2016.
*	The S&P Global Dividend Aristocrats Index is designed to measure the performance of high dividend-yield companies included in the S&P Global BMI (Broad Market Index) that have followed a managed-dividends policy of increasing or stable dividends for at least ten consecutive years.

SPDR S&P GLOBAL DIVIDEND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P GLOBAL DIVIDEND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	MTN GROUP, LTD.	WILLIAMS COS., INC.	ADVANCED INFO SERVICE PCL NVDR	RR DONNELLEY & SONS CO.	FORTUM OYJ
MARKET VALUE	$1,624,937	1,325,004	1,245,236	1,148,476	1,119,704
% OF NET ASSETS	2.7	2.2	2.0	1.9	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Electric Utilities	10.6%
Oil, Gas & Consumable Fuels	7.9
Banks	7.4
Diversified Telecommunication Services	6.9
Wireless Telecommunication Services	5.7
Real Estate Management & Development	4.4
Insurance	4.3
Real Estate Investment Trusts (REITs)	3.9
Construction & Engineering	3.4
Capital Markets	3.3
Food Products	3.1
Specialty Retail	2.9
Energy Equipment & Services	2.8
Media	2.3
Gas Utilities	2.3
Food & Staples Retailing	2.2
Machinery	2.1
Pharmaceuticals	2.1
Transportation Infrastructure	2.0
Commercial Services & Supplies	1.9
Multi-Utilities	1.8
Industrial Conglomerates	1.8
Leisure Equipment & Products	1.6
Diversified Financial Services	1.3
Household Durables	1.2
Air Freight & Logistics	1.0
Trading Companies & Distributors	1.0
Health Care Providers & Services	1.0
Automobiles	1.0
Tobacco	1.0
Technology Hardware, Storage & Peripherals	0.9
Aerospace & Defense	0.9
Chemicals	0.9
Software	0.8
Thrifts & Mortgage Finance	0.8
Water Utilities	0.8
Short-Term Investments	16.7
Liabilities in Excess of Other Assets	(16.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL DIVIDEND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.45%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P INTERNATIONAL DIVIDEND OPPORTUNITIES INDEX*	NET ASSET VALUE	MARKET VALUE	S&P INTERNATIONAL DIVIDEND OPPORTUNITIES INDEX*
SIX MONTHS	5.48%	5.03%	5.98%	N/A	N/A	N/A
ONE YEAR	–11.93%	–12.16%	–11.43%	–11.93%	–12.16%	–11.43%
THREE YEARS	–13.75%	–14.50%	–12.89%	–4.81%	–5.09%	–4.49%
FIVE YEARS	–19.32%	–20.01%	–18.36%	–4.20%	–4.37%	–3.97%
SINCE INCEPTION (1)	–20.05%	–20.34%	–20.17%	–2.71%	–2.76%	–2.73%

(1)	For the period February 12, 2008 to March 31, 2016.
*	The S&P International Dividend Opportunities® Index is designed to measure the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P/Citigroup Broad Market Index.

SPDR S&P INTERNATIONAL DIVIDEND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL DIVIDEND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	CRESCENT POINT ENERGY CORP.	SANDS CHINA, LTD.	WOODSIDE PETROLEUM, LTD.	RIO TINTO PLC	FORTUM OYJ
MARKET VALUE	$35,499,008	28,206,581	24,488,072	23,862,446	22,350,691
% OF NET ASSETS	4.1	3.3	2.8	2.8	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	15.6%
Electric Utilities	10.9
Banks	8.9
Wireless Telecommunication Services	8.1
Hotels, Restaurants & Leisure	5.5
Insurance	5.4
Gas Utilities	4.9
Real Estate Investment Trusts (REITs)	4.2
Metals & Mining	4.0
Multi-Utilities	3.7
Capital Markets	3.3
Diversified Telecommunication Services	2.8
Food & Staples Retailing	2.5
Road & Rail	2.4
Real Estate Management & Development	2.2
Construction Materials	1.9
Tobacco	1.9
Household Durables	1.6
Semiconductors & Semiconductor Equipment	1.6
Construction & Engineering	1.1
Energy Equipment & Services	1.0
Diversified Financial Services	0.9
Commercial Services & Supplies	0.8
Air Freight & Logistics	0.7
Pharmaceuticals	0.6
Media	0.6
Textiles, Apparel & Luxury Goods	0.6
Independent Power Producers & Energy Traders	0.5
Thrifts & Mortgage Finance	0.5
Automobiles	0.4
Short-Term Investments	15.3
Liabilities in Excess of Other Assets	(14.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL MID CAP ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.45%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BETWEEN USD2 BILLION AND USD5 BILLION INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BETWEEN USD2 BILLION AND USD5 BILLION INDEX*
SIX MONTHS	5.73%	5.27%	5.52%	N/A	N/A	N/A
ONE YEAR	–2.22%	–1.90%	–2.40%	–2.22%	–1.90%	–2.40%
THREE YEARS	16.43%	14.99%	18.08%	5.20%	4.77%	5.69%
FIVE YEARS	21.27%	20.37%	22.22%	3.93%	3.78%	4.09%
SINCE INCEPTION (1)	20.75%	20.45%	22.56%	2.41%	2.38%	2.61%

(1)	For the period May 7, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. between USD2 Billion and USD5 Billion Index is a float adjusted market cap weighted index that represents the mid capitalization segment of developed countries included in the S&P Global Equity Index (“Global Equity Index”). The Global Equity Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL MID CAP ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL MID CAP ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	FLUGHAFEN ZUERICH AG	NH FOODS, LTD.	HISAMITSU PHARMACEUTICAL CO., INC.	HOSHIZAKI ELECTRIC CO., LTD.	GAMESA CORP. TECNOLOGICA SA
MARKET VALUE	$207,686	198,585	196,913	192,153	190,720
% OF NET ASSETS	0.4	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	5.6%
Chemicals	5.0
Machinery	4.9
Banks	4.4
Food Products	3.6
Hotels, Restaurants & Leisure	3.5
Commercial Services & Supplies	3.1
Real Estate Management & Development	3.1
Capital Markets	2.9
Road & Rail	2.9
Media	2.8
Metals & Mining	2.7
Oil, Gas & Consumable Fuels	2.6
Electronic Equipment, Instruments & Components	2.3
Insurance	2.3
Auto Components	2.2
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	2.1
Diversified Financial Services	2.0
Food & Staples Retailing	2.0
Construction & Engineering	1.9
Household Durables	1.8
Software	1.8
Transportation Infrastructure	1.7
Multiline Retail	1.6
Electric Utilities	1.5
Pharmaceuticals	1.5
IT Services	1.4
Specialty Retail	1.4
Trading Companies & Distributors	1.4
Diversified Telecommunication Services	1.3
Electrical Equipment	1.3
Beverages	1.2
Containers & Packaging	1.1
Internet Software & Services	1.1
Professional Services	1.1
Aerospace & Defense	1.0
Construction Materials	1.0
Energy Equipment & Services	0.9
Industrial Conglomerates	0.9
Air Freight & Logistics	0.8
Leisure Equipment & Products	0.8
Paper & Forest Products	0.8
Semiconductors & Semiconductor Equipment	0.8
Building Products	0.7
Life Sciences Tools & Services	0.7
Consumer Finance	0.6
Multi-Utilities	0.6
Gas Utilities	0.5
Technology Hardware, Storage & Peripherals	0.5
Textiles, Apparel & Luxury Goods	0.5
Marine	0.4
Wireless Telecommunication Services	0.4
Airlines	0.3
Biotechnology	0.3
Diversified Consumer Services	0.3
Household Products	0.3
Internet & Catalog Retail	0.2
Personal Products	0.2
Communications Equipment	0.1
Distributors	0.1
Independent Power Producers & Energy Traders	0.1
Thrifts & Mortgage Finance	0.1
Short-Term Investments	17.3
Liabilities in Excess of Other Assets	(16.5)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.

SPDR S&P EMERGING MARKETS SMALL CAP ETF— PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.65%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P EMERGING MARKETS UNDER USD2 BILLION INDEX*	NET ASSET VALUE	MARKET VALUE	S&P EMERGING MARKETS UNDER USD2 BILLION INDEX*
SIX MONTHS	8.17%	7.68%	7.54%	N/A	N/A	N/A
ONE YEAR	–10.33%	–10.41%	–10.72%	–10.33%	–10.41%	–10.72%
THREE YEARS	–11.35%	–12.20%	–9.66%	–3.94%	–4.24%	–3.33%
FIVE YEARS	–15.32%	–15.71%	–12.18%	–3.27%	–3.36%	–2.56%
SINCE INCEPTION (1)	–7.49%	–7.91%	5.68%	–0.98%	–1.04%	0.70%

(1)	For the period May 12, 2008 to March 31, 2016.
*	The S&P Emerging Markets Under USD2 Billion Index is a float adjusted market cap weighted index that represents the small capitalization segment of emerging countries included in the S&P Global BMI Index. The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P EMERGING MARKETS SMALL CAP ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P EMERGING MARKETS SMALL CAP ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TAL EDUCATION GROUP ADR	TECH PRO TECHNOLOGY DEVELOPMENT, LTD.	PARQUE ARAUCO SA	CLICKS GROUP, LTD.	ASSECO POLAND SA
MARKET VALUE	$1,798,217	1,622,433	1,405,914	1,361,102	1,310,274
% OF NET ASSETS	0.6	0.5	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Management & Development	8.0%
Semiconductors & Semiconductor Equipment	5.7
Electronic Equipment, Instruments & Components	4.9
Chemicals	4.8
Banks	4.8
Metals & Mining	4.3
Hotels, Restaurants & Leisure	3.5
Food Products	3.3
Construction & Engineering	2.8
Textiles, Apparel & Luxury Goods	2.6
Pharmaceuticals	2.3
Machinery	2.1
Auto Components	2.1
Technology Hardware, Storage & Peripherals	2.0
Household Durables	2.0
Capital Markets	1.9
Electrical Equipment	1.8
Internet Software & Services	1.8
IT Services	1.8
Real Estate Investment Trusts (REITs)	1.7
Diversified Financial Services	1.7
Transportation Infrastructure	1.6
Food & Staples Retailing	1.6
Oil, Gas & Consumable Fuels	1.6
Specialty Retail	1.5
Media	1.5
Health Care Providers & Services	1.5
Communications Equipment	1.4
Software	1.4
Diversified Consumer Services	1.3
Airlines	1.2
Marine	1.1
Electric Utilities	1.1
Industrial Conglomerates	1.1
Construction Materials	1.1
Diversified Telecommunication Services	1.1
Consumer Finance	1.0
Multiline Retail	0.9
Health Care Equipment & Supplies	0.9
Water Utilities	0.8
Independent Power Producers & Energy Traders	0.8
Containers & Packaging	0.8
Commercial Services & Supplies	0.8
Trading Companies & Distributors	0.8
Automobiles	0.7
Internet & Catalog Retail	0.6
Beverages	0.5
Paper & Forest Products	0.5
Energy Equipment & Services	0.5
Biotechnology	0.5
Road & Rail	0.4
Tobacco	0.4
Insurance	0.4
Building Products	0.4
Personal Products	0.4
Distributors	0.4
Gas Utilities	0.3
Thrifts & Mortgage Finance	0.2
Professional Services	0.2
Air Freight & Logistics	0.2
Wireless Telecommunication Services	0.1
Multi-Utilities	0.1
Aerospace & Defense	0.0 **
Leisure Equipment & Products	0.0 **
Short-Term Investments	7.5
Liabilities in Excess of Other Assets	(7.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR DOW JONES GLOBAL REAL ESTATE ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.50%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	DOW JONES GLOBAL SELECT REAL ESTATE SECURITIES INDEX*	NET ASSET VALUE	MARKET VALUE	DOW JONES GLOBAL SELECT REAL ESTATE SECURITIES INDEX*
SIX MONTHS	10.28%	10.25%	10.18%	N/A	N/A	N/A
ONE YEAR	1.91%	1.80%	1.66%	1.91%	1.80%	1.66%
THREE YEARS	22.47%	22.17%	21.52%	6.99%	6.90%	6.71%
FIVE YEARS	52.82%	52.39%	51.61%	8.85%	8.79%	8.68%
SINCE INCEPTION (1)	37.28%	37.33%	34.30%	4.09%	4.10%	3.80%

(1)	For the period May 7, 2008 to March 31, 2016.
*	The Dow Jones Global Select Real Estate Securities Index is a float adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities that represent the ownership and operation of commercial or residential real estate.

SPDR DOW JONES GLOBAL REAL ESTATE ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR DOW JONES GLOBAL REAL ESTATE ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	SIMON PROPERTY GROUP, INC.	PUBLIC STORAGE	BROOKFIELD ASSET MANAGEMENT, INC. CLASS A	EQUITY RESIDENTIAL	UNIBAIL-RODAMCO SE
MARKET VALUE	$134,108,756	84,796,762	63,283,713	57,186,140	56,194,578
% OF NET ASSETS	6.1	3.9	2.9	2.6	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	86.6%
Real Estate Management & Development	13.0
Diversified Financial Services	0.0 **
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI CONSUMER DISCRETIONARY SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI CONSUMER DISCRETIONARY SECTOR INDEX*
SIX MONTHS	1.75%	1.97%	1.52%	N/A	N/A	N/A
ONE YEAR	–7.77%	–7.20%	–7.01%	–7.77%	–7.20%	–7.01%
THREE YEARS	18.08%	18.64%	17.77%	5.70%	5.86%	5.60%
FIVE YEARS	38.65%	40.06%	35.96%	6.75%	6.97%	6.33%
SINCE INCEPTION (1)	65.92%	66.58%	62.20%	6.79%	6.84%	6.48%

(1)	For the period July 16, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index represents the non-U.S. consumer discretionary sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TOYOTA MOTOR CORP.	DAIMLER AG	LVMH MOET HENNESSY LOUIS VUITTON SE	HONDA MOTOR CO., LTD.	COMPASS GROUP PLC
MARKET VALUE	$741,385	386,007	236,673	219,654	200,716
% OF NET ASSETS	6.8	3.5	2.2	2.0	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Automobiles	22.6%
Media	17.6
Hotels, Restaurants & Leisure	12.6
Auto Components	11.2
Textiles, Apparel & Luxury Goods	10.8
Specialty Retail	8.3
Household Durables	7.9
Multiline Retail	3.9

INDUSTRY	PERCENT OF NET ASSETS
Leisure Equipment & Products	2.4%
Internet & Catalog Retail	0.7
Diversified Consumer Services	0.7
Distributors	0.2
Short-Term Investments	12.3
Liabilities in Excess of Other Assets	(11.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI CONSUMER STAPLES SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI CONSUMER STAPLES SECTOR INDEX*
SIX MONTHS	8.62%	8.85%	8.87%	N/A	N/A	N/A
ONE YEAR	7.98%	8.79%	8.44%	7.98%	8.79%	8.44%
THREE YEARS	17.71%	17.69%	19.83%	5.58%	5.58%	6.21%
FIVE YEARS	55.20%	55.56%	59.94%	9.19%	9.24%	9.84%
SINCE INCEPTION (1)	84.90%	85.93%	96.60%	8.30%	8.38%	9.17%

(1)	For the period July 16, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Consumer Staples Sector Index represents the non-U.S. consumer staples sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	NESTLE SA	BRITISH AMERICAN TOBACCO PLC	ANHEUSER-BUSCH INBEV SA	UNILEVER NV	DIAGEO PLC
MARKET VALUE	$4,503,145	2,043,857	1,916,490	1,438,487	1,309,142
% OF NET ASSETS	13.2	6.0	5.6	4.2	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Food Products	27.9%
Beverages	19.4
Food & Staples Retailing	17.5
Personal Products	14.0
Tobacco	12.7
Household Products	7.7
Short-Term Investments	7.0
Liabilities in Excess of Other Assets	(6.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI ENERGY SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI ENERGY SECTOR INDEX*
SIX MONTHS	6.87%	6.32%	6.48%	N/A	N/A	N/A
ONE YEAR	–11.97%	–12.43%	–12.62%	–11.97%	–12.43%	–12.62%
THREE YEARS	–25.64%	–25.63%	–26.42%	–9.40%	–9.40%	–9.72%
FIVE YEARS	–36.08%	–36.28%	–36.77%	–8.56%	–8.62%	–8.76%
SINCE INCEPTION (1)	–34.35%	–34.44%	–33.32%	–5.31%	–5.33%	–5.12%

(1)	For the period July 16, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Energy Sector Index represents the non-U.S. energy sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	TOTAL SA	ROYAL DUTCH SHELL PLC CLASS A	ROYAL DUTCH SHELL PLC CLASS B	BP PLC	SUNCOR ENERGY, INC.
MARKET VALUE	$2,854,199	2,612,207	2,370,889	2,339,549	1,145,292
% OF NET ASSETS	12.2	11.1	10.1	10.0	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	93.6%
Energy Equipment & Services	5.5
Short-Term Investments	6.5
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI FINANCIALS SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI FINANCIALS SECTOR INDEX*
SIX MONTHS	–4.24%	–4.37%	–3.76%	N/A	N/A	N/A
ONE YEAR	–12.99%	–12.83%	–12.61%	–12.99%	–12.83%	–12.61%
THREE YEARS	0.70%	0.17%	1.80%	0.23%	0.06%	0.60%
FIVE YEARS	3.68%	3.40%	6.14%	0.73%	0.67%	1.20%
SINCE INCEPTION (1)	–4.65%	–4.72%	–2.92%	–0.62%	–0.62%	–0.38%

(1)	For the period July 16, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Financials Sector Index represents the non-U.S. financial sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	HSBC HOLDINGS PLC	COMMONWEALTH BANK OF AUSTRALIA	TORONTO- DOMINION BANK	ROYAL BANK OF CANADA	WESTPAC BANKING CORP.
MARKET VALUE	$222,223	175,548	160,710	157,071	143,232
% OF NET ASSETS	3.1	2.4	2.2	2.2	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	45.8%
Insurance	22.1
Real Estate Management & Development	11.0
Real Estate Investment Trusts (REITs)	8.9
Capital Markets	5.6
Diversified Financial Services	4.6
Consumer Finance	0.5
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI HEALTH CARE SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI HEALTH CARE SECTOR INDEX*
SIX MONTHS	–2.21%	–2.94%	–2.45%	N/A	N/A	N/A
ONE YEAR	–7.91%	–8.62%	–7.98%	–7.91%	–8.62%	–7.98%
THREE YEARS	24.58%	23.64%	24.99%	7.60%	7.33%	7.72%
FIVE YEARS	66.94%	65.86%	68.26%	10.79%	10.65%	10.96%
SINCE INCEPTION (1)	75.74%	74.75%	80.32%	7.59%	7.51%	7.95%

(1)	For the period July 16, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Health Care Sector Index represents the non-U.S. health care sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	NOVARTIS AG	ROCHE HOLDING AG	NOVO NORDISK A/S CLASS B	SANOFI	BAYER AG
MARKET VALUE	$6,153,091	5,371,198	3,267,072	3,025,002	3,009,987
% OF NET ASSETS	11.0	9.6	5.8	5.4	5.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	73.1%
Health Care Equipment & Supplies	9.9
Health Care Providers & Services	7.0
Biotechnology	6.4
Life Sciences Tools & Services	2.2
Health Care Technology	0.3
Short-Term Investments	8.4
Liabilities in Excess of Other Assets	(7.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI INDUSTRIAL SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI INDUSTRIAL SECTOR INDEX*
SIX MONTHS	8.40%	8.20%	7.56%	N/A	N/A	N/A
ONE YEAR	–3.96%	–3.73%	–3.97%	–3.96%	–3.73%	–3.97%
THREE YEARS	9.61%	9.05%	11.50%	3.11%	2.93%	3.69%
FIVE YEARS	8.49%	8.98%	10.87%	1.64%	1.73%	2.08%
SINCE INCEPTION (1)	22.91%	22.88%	24.67%	2.71%	2.71%	2.90%

(1)	For the period July 16, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Industrial Sector Index represents the non-U.S. industrial sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	SIEMENS AG	CANADIAN NATIONAL RAILWAY CO.	ABB, LTD.	AIRBUS GROUP SE	CK HUTCHISON HOLDINGS, LTD.
MARKET VALUE	$468,436	278,722	251,263	221,421	214,160
% OF NET ASSETS	3.6	2.2	2.0	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Machinery	16.3%
Road & Rail	11.7
Industrial Conglomerates	11.3
Trading Companies & Distributors	8.6
Electrical Equipment	8.4
Construction & Engineering	8.2
Aerospace & Defense	6.8
Commercial Services & Supplies	6.4
Building Products	5.9
Professional Services	5.0
Transportation Infrastructure	3.7
Air Freight & Logistics	2.2
Airlines	2.0
Marine	1.9
Food Products	0.3
Auto Components	0.1
Real Estate Management & Development	0.1
Multi-Utilities	0.1
Short-Term Investments	12.9
Liabilities in Excess of Other Assets	(11.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI MATERIALS SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI MATERIALS SECTOR INDEX*
SIX MONTHS	7.36%	6.75%	7.87%	N/A	N/A	N/A
ONE YEAR	–13.43%	–13.86%	–13.15%	–13.43%	–13.86%	–13.15%
THREE YEARS	–18.42%	–18.70%	–17.86%	–6.56%	–6.67%	–6.35%
FIVE YEARS	–37.01%	–37.31%	–36.62%	–8.83%	–8.92%	–8.71%
SINCE INCEPTION (1)	–35.26%	–35.66%	–29.79%	–5.48%	–5.56%	–4.48%

(1)	For the period July 16, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Materials Sector Index represents the non-U.S. materials sub-industry of developed countries included in the S&P Developed Broad Market Index (the “BMI Global Index”). The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	BASF SE	BHP BILLITON, LTD.	SYNGENTA AG	AIR LIQUIDE SA	RIO TINTO PLC
MARKET VALUE	$254,384	149,746	142,432	140,975	129,346
% OF NET ASSETS	5.8	3.4	3.2	3.2	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Chemicals	46.7%
Metals & Mining	36.5
Construction Materials	7.1
Containers & Packaging	5.0
Paper & Forest Products	3.5
Industrial Conglomerates	0.2
Short-Term Investments	10.3
Liabilities in Excess of Other Assets	(9.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total net assets and may change over time.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI INFORMATION TECHNOLOGY SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI INFORMATION TECHNOLOGY SECTOR INDEX*
SIX MONTHS	7.40%	7.38%	7.59%	N/A	N/A	N/A
ONE YEAR	–6.45%	–6.48%	–5.85%	–6.45%	–6.48%	–5.85%
THREE YEARS	17.62%	17.16%	18.97%	5.56%	5.42%	5.96%
FIVE YEARS	19.39%	19.30%	22.28%	3.61%	3.59%	4.10%
SINCE INCEPTION (1)	23.96%	23.73%	26.19%	2.83%	2.80%	3.06%

(1)	For the period July 16, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Information Technology Sector Index represents the non-U.S. technology sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	SAMSUNG ELECTRONICS CO., LTD. GDR	SAP SE	ASML HOLDING NV	CANON, INC.	TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
MARKET VALUE	$1,198,228	632,458	363,208	263,248	255,953
% OF NET ASSETS	12.9	6.8	3.9	2.8	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Technology Hardware, Storage & Peripherals	21.6%
Software	19.1
Electronic Equipment, Instruments & Components	19.1
Semiconductors & Semiconductor Equipment	15.3
IT Services	11.5
Communications Equipment	6.3
Internet Software & Services	6.1
Media	0.3
Short-Term Investments	12.6
Liabilities in Excess of Other Assets	(11.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI TELECOMMUNICATION SERVICES SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI TELECOMMUNICATION SERVICES SECTOR INDEX*
SIX MONTHS	6.64%	6.21%	6.66%	N/A	N/A	N/A
ONE YEAR	2.23%	2.03%	1.81%	2.23%	2.03%	1.81%
THREE YEARS	34.02%	32.89%	34.40%	10.25%	9.94%	10.35%
FIVE YEARS	31.15%	31.03%	32.21%	5.57%	5.55%	5.74%
SINCE INCEPTION (1)	43.23%	42.83%	44.43%	4.77%	4.73%	4.89%

(1)	For the period July 16, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index represents the non-U.S. telecommunications sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	VODAFONE GROUP PLC	DEUTSCHE TELEKOM AG	BT GROUP PLC	TELEFONICA SA	KDDI CORP.
MARKET VALUE	$3,028,242	2,014,670	1,893,694	1,828,169	1,746,179
% OF NET ASSETS	9.9	6.6	6.2	6.0	5.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Diversified Telecommunication Services	66.7%
Wireless Telecommunication Services	32.7
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(7.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented February 24, 2016) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI UTILITLES SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI UTILITLES SECTOR INDEX*
SIX MONTHS	3.76%	4.03%	3.84%	N/A	N/A	N/A
ONE YEAR	–0.15%	0.42%	–0.23%	–0.15%	0.42%	–0.23%
THREE YEARS	12.84%	12.60%	12.57%	4.11%	4.03%	4.02%
FIVE YEARS	–4.34%	–4.21%	–4.06%	–0.88%	–0.86%	–0.83%
SINCE INCEPTION (1)	–24.46%	–24.26%	–25.01%	–3.57%	–3.54%	–3.67%

(1)	For the period July 16, 2008 to March 31, 2016.
*	The S&P Developed Ex-U.S. BMI Utilities Sector Index represents the non-U.S. utilities sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016 (Unaudited)

DESCRIPTION	NATIONAL GRID PLC	IBERDROLA SA	ENEL SPA	ENGIE SA	SSE PLC
MARKET VALUE	$4,947,415	3,568,886	2,785,225	2,232,850	1,882,035
% OF NET ASSETS	9.7	7.0	5.5	4.4	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Electric Utilities	46.7%
Multi-Utilities	29.6
Gas Utilities	14.5
Independent Power Producers & Energy Traders	5.0
Water Utilities	3.9
Semiconductors & Semiconductor Equipment	0.1
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(8.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
BELGIUM — 2.6%
Anheuser-Busch InBev SA	43,319	$5,393,037

DENMARK — 2.8%
Novo Nordisk A/S Class B	107,478	5,839,168

FRANCE — 13.2%
Air Liquide SA	19,396	2,185,738
AXA SA	117,582	2,772,266
BNP Paribas SA	63,140	3,182,402
L’Oreal SA	13,789	2,474,053
LVMH Moet Hennessy Louis Vuitton SE	15,327	2,628,616
Sanofi	67,111	5,419,116
Schneider Electric SE	33,110	2,095,553
TOTAL SA	138,542	6,324,497

		27,082,241

GERMANY — 15.5%
Allianz SE	25,802	4,203,113
BASF SE	51,857	3,917,910
Bayer AG	46,687	5,495,787
Daimler AG	56,271	4,320,010
Deutsche Bank AG	77,719	1,324,043
Deutsche Telekom AG	178,926	3,216,447
SAP SE	55,516	4,498,019
Siemens AG	45,283	4,806,751

		31,782,080

ITALY — 2.2%
Eni SpA	143,140	2,169,433
Intesa Sanpaolo SpA	809,914	2,246,431

		4,415,864

NETHERLANDS — 4.1%
ING Groep NV	218,509	2,646,892
Royal Dutch Shell PLC Class A	237,662	5,779,466

		8,426,358

SPAIN — 4.3%
Banco Bilbao Vizcaya Argentaria SA	359,508	2,393,336
Banco Santander SA	814,983	3,597,839
Telefonica SA	248,619	2,791,209

		8,782,384

SWITZERLAND — 21.8%
ABB, Ltd. (a)	123,964	2,425,819
Cie Financiere Richemont SA	29,413	1,951,857
Credit Suisse Group AG (a)	104,746	1,488,637
Nestle SA	179,991	13,504,259
Novartis AG	142,253	10,353,505
Roche Holding AG	39,662	9,803,159
UBS Group AG	203,500	3,291,615
Zurich Insurance Group AG (a)	8,475	1,976,158

		44,795,009

UNITED KINGDOM — 32.6%
AstraZeneca PLC	71,353	4,002,235
Barclays PLC	946,688	2,041,012
BP PLC	1,037,707	5,222,474
British American Tobacco PLC	105,251	6,187,240
BT Group PLC	495,236	3,135,491

Diageo PLC	142,055	3,841,565
GlaxoSmithKline PLC	274,776	5,576,489
HSBC Holdings PLC	1,111,309	6,930,617
Imperial Brands PLC	54,133	3,005,621
Lloyds Banking Group PLC	3,631,700	3,550,536
National Grid PLC	221,562	3,143,749
Prudential PLC	145,255	2,716,163
Reckitt Benckiser Group PLC	37,919	3,667,916
Rio Tinto PLC	67,645	1,901,257
Unilever NV	88,120	3,954,931
Unilever PLC	74,034	3,354,546
Vodafone Group PLC	1,499,283	4,766,681

		66,998,523

TOTAL COMMON STOCKS (Cost $250,408,621)		203,514,664

SHORT-TERM INVESTMENT — 0.0%
UNITED STATES — 0.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $81,953)	81,953	81,953

TOTAL INVESTMENTS — 99.1% (Cost $250,490,574)		203,596,617
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,794,846

NET ASSETS — 100.0%		$205,391,463

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying notes to financial statements.

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$5,393,037	$—	$—	$5,393,037
Denmark	5,839,168	—	—	5,839,168
France	27,082,241	—	—	27,082,241
Germany	31,782,080	—	—	31,782,080
Italy.	4,415,864	—	—	4,415,864
Netherlands	8,426,358	—	—	8,426,358
Spain	8,782,384	—	—	8,782,384
Switzerland	44,795,009	—	—	44,795,009
United Kingdom	66,998,523	—	—	66,998,523
Short-Term Investment	81,953	—	—	81,953

TOTAL INVESTMENTS	$203,596,617	$—	$—	$203,596,617

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 4.2%
Anheuser-Busch InBev SA	1,077,037	$134,086,681

FINLAND — 1.5%
Nokia Oyj	8,093,959	48,192,657

FRANCE — 37.1%
Air Liquide SA	483,177	54,449,288
Airbus Group SE	816,672	54,302,784
AXA SA	2,923,249	68,922,318
BNP Paribas SA	1,569,677	79,115,360
Carrefour SA	764,111	21,054,567
Cie de Saint-Gobain	694,140	30,635,724
Danone SA	856,825	61,034,473
Engie SA	2,280,397	35,445,279
Essilor International SA	303,835	37,583,844
L’Oreal SA	342,790	61,504,145
LVMH Moet Hennessy Louis Vuitton SE	381,031	65,347,712
Orange SA	2,861,535	50,200,995
Safran SA	495,125	34,688,242
Sanofi	1,668,577	134,735,170
Schneider Electric SE	824,800	52,202,115
Societe Generale SA	1,131,707	41,887,419
TOTAL SA	3,444,425	157,239,354
Unibail-Rodamco SE (a)	138,527	38,170,188
Vinci SA	779,290	58,139,999
Vivendi SA	1,644,881	34,639,373

		1,171,298,349

GERMANY — 32.2%
Allianz SE	641,482	104,496,611
BASF SE	1,289,264	97,406,729
Bayer AG	1,160,776	136,641,404
Bayerische Motoren Werke AG	450,061	41,388,386
Daimler AG	1,398,993	107,402,814
Deutsche Bank AG	1,936,076	32,983,532
Deutsche Post AG	1,346,006	37,456,417
Deutsche Telekom AG	4,448,174	79,962,195
E.ON SE	2,808,781	27,007,910
Fresenius SE & Co. KGaA	562,959	41,192,012
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	233,965	47,657,419
SAP SE	1,379,984	111,809,119
Siemens AG	1,125,481	119,468,827
Volkswagen AG Preference Shares	256,967	32,752,686

		1,017,626,061

ITALY — 6.7%
Assicurazioni Generali SpA	1,895,149	28,139,822
Enel SpA	9,833,539	43,680,264
Eni SpA	3,565,775	54,042,963
Intesa Sanpaolo SpA	20,175,922	55,961,267
UniCredit SpA (a)	7,957,324	28,744,839

		210,569,155

LUXEMBOURG — 0.0% (b)
APERAM SA	1	38

NETHERLANDS — 4.9%
ASML Holding NV	519,889	52,893,022
ING Groep NV	5,431,986	65,799,937

Koninklijke Philips NV	1,307,319	37,296,042

		155,989,001

SPAIN — 10.2%
Banco Bilbao Vizcaya Argentaria SA	8,936,842	59,494,827
Banco Santander SA	20,261,539	89,446,967
Iberdrola SA	8,112,357	54,181,665
Industria de Diseno Textil SA	1,475,180	49,700,010
Telefonica SA	6,179,125	69,372,119

		322,195,588

UNITED KINGDOM — 3.1%
Unilever NV	2,190,805	98,325,949

TOTAL COMMON STOCKS (Cost $3,725,856,630)		3,158,283,479

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)	406,375	406,375
State Street Navigator Securities Lending Prime Portfolio (c) (e)	40,580,575	40,580,575

TOTAL SHORT-TERM INVESTMENTS (Cost $40,986,950)		40,986,950

TOTAL INVESTMENTS — 101.2% (Cost $3,766,843,580)		3,199,270,429
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(37,176,432)

NET ASSETS — 100.0%		$3,162,093,997

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$134,086,681	$—	$—	$134,086,681
Finland	48,192,657	—	—	48,192,657
France	1,171,298,349	—	—	1,171,298,349
Germany	1,017,626,061	—	—	1,017,626,061
Italy	210,569,155	—	—	210,569,155
Luxembourg	38	—	—	38
Netherlands	155,989,001	—	—	155,989,001
Spain	322,195,588	—	—	322,195,588
United Kingdom	98,325,949	—	—	98,325,949
Short-Term Investments	40,986,950	—	—	40,986,950

TOTAL INVESTMENTS	$3,199,270,429	$—	$—	$3,199,270,429

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRIA — 2.9%
IMMOFINANZ AG (a)	102,687	$218,588
Raiffeisen Bank International AG (a)	14,538	220,586
Voestalpine AG	13,831	463,456

		902,630

BELGIUM — 6.7%
Ackermans & van Haaren NV	2,817	400,141
bpost SA	12,364	343,993
Cofinimmo SA	2,569	315,731
Colruyt SA	7,270	424,168
Ontex Group NV	8,413	276,251
Telenet Group Holding NV (a)	6,420	325,448

		2,085,732

FINLAND — 8.2%
Amer Sports Oyj	14,882	433,297
Huhtamaki Oyj	12,026	447,169
Kesko Oyj Class B	8,622	381,316
Metso Oyj	13,532	323,366
Neste Oyj	16,079	529,896
Orion Oyj Class B	12,852	425,452

		2,540,496

FRANCE — 18.5%
Air France-KLM (a)	31,236	297,645
Casino Guichard Perrachon SA	7,091	407,098
CNP Assurances	18,865	294,625
Dassault Aviation SA	232	278,797
Eurazeo SA	5,598	379,052
Faurecia (a)	8,751	332,025
Fonciere Des Regions	3,692	349,410
ICADE	4,485	344,065
Imerys SA	4,125	288,103
JCDecaux SA	8,213	360,046
Lagardere SCA	12,893	343,063
Orpea	5,057	421,715
Plastic Omnium SA	8,513	293,213
Rubis SCA	4,868	391,475
SEB SA	3,069	318,812
Technicolor SA	49,293	308,384
UBISOFT Entertainment (a)	11,011	346,313

		5,753,841

GERMANY — 18.5%
Aareal Bank AG	7,558	245,290
Axel Springer SE	5,109	275,786
Bilfinger SE	5,811	245,508
Deutsche EuroShop AG	5,631	264,886
Deutsche Lufthansa AG (a)	29,175	472,265
Duerr AG	3,115	245,178
Fraport AG Frankfurt Airport Services Worldwide	4,689	284,854
Freenet AG	16,086	481,917
Fuchs Petrolub SE Preference Shares	8,724	390,351
Gerresheimer AG	3,965	311,448
Kabel Deutschland Holding AG	912	102,368
KION Group AG	7,669	447,797
Rheinmetall AG	5,469	437,625
Sartorius AG Preference Shares	1,075	274,343

STADA Arzneimittel AG	7,872	312,937
Telefonica Deutschland Holding AG	83,836	454,844
Zalando SE (a) (b)	15,202	499,781

		5,747,178

GREECE — 3.5%
Alpha Bank AE (a)	172,689	385,704
Eurobank Ergasias SA (a)	276,015	245,021
Hellenic Telecommunications Organization SA	30,944	280,335
OPAP SA	26,987	190,054

		1,101,114

IRELAND — 3.2%
Glanbia PLC	23,617	482,815
Kingspan Group PLC	18,664	496,621

		979,436

ITALY — 13.3%
Azimut Holding SpA	14,329	330,655
Banca Monte dei Paschi di Siena SpA (a)	370,219	212,207
Banca Popolare dell’Emilia Romagna SC	60,772	289,754
Banca Popolare di Milano Scarl	551,534	386,214
Banca Popolare di Sondrio Scarl	57,247	201,057
Davide Campari-Milano SpA	28,227	282,579
Enel Green Power SpA	193,536	416,828
Italcementi SpA	24,255	284,690
Mediaset SpA	98,633	407,553
Poste Italiane SpA (a) (b)	57,901	438,774
Recordati SpA	12,867	322,577
Unipol Gruppo Finanziario SpA	53,431	216,515
UnipolSai SpA (a)	142,846	331,095

		4,120,498

LUXEMBOURG — 2.6%
Eurofins Scientific SE	1,109	407,373
RTL Group SA (a)	4,837	410,314

		817,687

NETHERLANDS — 9.4%
Aalberts Industries NV	12,041	418,363
ASM International NV	6,532	293,015
Euronext NV (b)	5,890	244,919
Koninklijke Vopak NV	8,322	415,039
OCI NV (a)	11,472	224,985
PostNL NV (a)	52,945	215,994
SBM Offshore NV (a)	22,718	289,431
TNT Express NV	60,732	545,768
Wereldhave NV	5,085	284,805

		2,932,319

PORTUGAL — 2.4%
Banco Comercial Portugues SA (a)	5,721,291	232,754
Jeronimo Martins SGPS SA	30,745	503,810

		736,564

SPAIN — 8.8%
Bolsas y Mercados Espanoles SHMSF SA	9,502	306,974
Cellnex Telecom SAU (b)	19,307	309,118
Gamesa Corp. Tecnologica SA	28,186	557,753
Mapfre SA	125,518	271,622

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Mediaset Espana Comunicacion SA	21,314	$245,434
Merlin Properties Socimi SA	40,577	472,568
Viscofan SA	5,485	329,085
Zardoya Otis SA	22,093	257,552

		2,750,106

UNITED KINGDOM — 1.3%
Dialog Semiconductor PLC (a)	9,832	389,621

TOTAL COMMON STOCKS (Cost $31,341,384)		30,857,222

SHORT-TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e) (Cost $2,976)	2,976	2,976

TOTAL INVESTMENTS — 99.3% (Cost $31,344,360)		30,860,198
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		220,432

NET ASSETS — 100.0%		$31,080,630

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.8% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$902,630	$—	$—	$902,630
Belgium	2,085,732	—	—	2,085,732
Finland	2,540,496	—	—	2,540,496
France	5,753,841	—	—	5,753,841
Germany	5,747,178	—	—	5,747,178
Greece	1,101,114	—	—	1,101,114
Ireland	979,436	—	—	979,436
Italy	4,120,498	—	—	4,120,498
Luxembourg	817,687	—	—	817,687
Netherlands	2,932,319	—	—	2,932,319
Portugal	736,564	—	—	736,564
Spain	2,750,106	—	—	2,750,106
United Kingdom	389,621	—	—	389,621
Short-Term Investment	2,976	—	—	2,976

TOTAL INVESTMENTS	$30,860,198	$—	$—	$30,860,198

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 98.6%
UNITED STATES — 98.6%
SPDR EURO STOXX 50 ETF (a) (Cost $11,976,077)	335,261	$11,140,723

SHORT-TERM INVESTMENT — 1.2%
UNITED STATES — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (a) (b) (Cost $132,858)	132,858	132,858

TOTAL INVESTMENTS — 99.8% (Cost $12,108,935)		11,273,581
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		24,861

NET ASSETS — 100.0%		$11,298,442

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

At March 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD 2,304,187	EUR 2,021,949	04/05/2016	$(4)
BNP Paribas SA	EUR 2,128,549	USD 2,315,052	04/05/2016	(110,610)
BNP Paribas SA	EUR 2,021,949	USD 2,306,130	05/04/2016	35
Bank of America N.A.	USD 2,304,211	EUR 2,021,949	04/05/2016	(29)
Bank of America N.A.	EUR 2,128,549	USD 2,315,031	04/05/2016	(110,631)
Bank of America N.A.	EUR 2,021,949	USD 2,306,114	05/04/2016	19
Citibank N.A.	USD 2,304,203	EUR 2,021,949	04/05/2016	(21)
Citibank N.A.	EUR 2,021,949	USD 2,306,073	05/04/2016	(21)
Goldman Sachs Capital Markets L.P.	USD 2,304,213	EUR 2,021,949	04/05/2016	(31)
Goldman Sachs Capital Markets L.P.	EUR 2,128,549	USD 2,315,046	04/05/2016	(110,616)
Goldman Sachs Capital Markets L.P.	USD 157,299	EUR 144,000	04/07/2016	6,812
Goldman Sachs Capital Markets L.P.	EUR 2,021,949	USD 2,306,134	05/04/2016	40
HSBC Bank USA	USD 29,653	EUR 26,000	05/04/2016	1
Royal Bank of Canada	USD 633,037	EUR 582,000	04/05/2016	30,202
Royal Bank of Canada	EUR 49,000	USD 53,273	04/05/2016	(2,567)
Societe Generale	EUR 2,128,552	USD 2,315,043	04/05/2016	(110,622)
Standard Chartered Bank	USD 2,304,201	EUR 2,021,952	04/05/2016	(15)
Standard Chartered Bank	EUR 2,128,549	USD 2,315,052	04/05/2016	(110,610)
Standard Chartered Bank	EUR 2,021,952	USD 2,306,146	05/04/2016	48

				$(518,620)

During the period ended March 31, 2016, average notional value related to foreign currency exchange contracts was $31,776,446 or 281% of net assets.

At March 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
EURO STOXX 50	06/17/2016	4	$133,601	$(2,758)

During the period ended March 31, 2016, average notional value related to futures contracts was $138,748 or 1% of net assets.

EUR — Euro

USD — U.S. Dollar

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$11,140,723	$—	$—	$11,140,723
Short-Term Investment	132,858	—	—	132,858

TOTAL INVESTMENTS	$11,273,581	$—	$—	$11,273,581

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	37,157	—	37,157

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$11,273,581	$37,157	$—	$11,310,738

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	(2,758)	—	—	(2,758)
Forward Foreign Currency Contracts (a)	—	(555,777)	—	(555,777)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,758)	$(555,777)	$—	$(558,535)

(a)	Forward Foreign Currency Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 99.7%
UNITED STATES — 99.7%
SPDR S&P International Dividend ETF (a) (Cost $3,872,076)	109,894	$3,853,983

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $3,872,076)		3,853,983

SHORT-TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (a) (b) (Cost $7,892)	7,892	7,892

TOTAL INVESTMENTS — 99.9% (Cost $3,879,968)		3,861,875
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,598

NET ASSETS — 100.0%		$3,866,473

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

At March 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD 200,123	ZAR 2,944,000	04/05/2016	$1
BNP Paribas SA	USD 106,068	TRY 299,000	04/05/2016	3
BNP Paribas SA	USD 89,560	NZD 129,000	04/05/2016	(1)
BNP Paribas SA	USD 76,853	SEK 623,000	04/05/2016	—
BNP Paribas SA	USD 50,415	NOK 417,000	04/05/2016	—
BNP Paribas SA	USD 31,932	SGD 43,000	04/05/2016	—
BNP Paribas SA	USD 15,799	CZK 375,000	04/05/2016	—
BNP Paribas SA	CZK 413,000	USD 16,592	04/05/2016	(808)
BNP Paribas SA	SGD 42,000	USD 29,839	04/05/2016	(1,351)
BNP Paribas SA	NOK 414,000	USD 47,479	04/05/2016	(2,574)
BNP Paribas SA	SEK 615,000	USD 71,696	04/05/2016	(4,170)
BNP Paribas SA	NZD 126,000	USD 82,909	04/05/2016	(4,568)
BNP Paribas SA	TRY 280,000	USD 93,806	04/05/2016	(5,524)
BNP Paribas SA	ZAR 2,806,000	USD 176,590	04/05/2016	(14,154)
BNP Paribas SA	CZK 375,000	USD 15,809	05/04/2016	(2)
BNP Paribas SA	SGD 43,000	USD 31,919	05/04/2016	(16)
BNP Paribas SA	NOK 417,000	USD 50,408	05/04/2016	(1)
BNP Paribas SA	SEK 623,000	USD 76,931	05/04/2016	(2)
BNP Paribas SA	NZD 129,000	USD 89,421	05/04/2016	2
BNP Paribas SA	TRY 299,000	USD 105,205	05/04/2016	(8)
BNP Paribas SA	ZAR 2,944,000	USD 198,979	05/04/2016	(18)
Bank of America N.A.	USD 490,937	CAD 635,000	04/05/2016	5
Bank of America N.A.	USD 345,772	HKD 2,682,000	04/05/2016	—
Bank of America N.A.	HKD 2,658,000	USD 341,861	04/05/2016	(818)
Bank of America N.A.	CAD 604,000	USD 445,898	04/05/2016	(21,076)
Bank of America N.A.	HKD 2,682,000	USD 345,806	05/04/2016	(60)
Bank of America N.A.	CAD 635,000	USD 490,968	05/04/2016	6
Citibank N.A.	USD 793,158	EUR 696,000	04/05/2016	(7)
Citibank N.A.	USD 52,188	THB 1,833,000	04/05/2016	(86)
Citibank N.A.	THB 1,833,000	USD 52,178	05/04/2016	109
Citibank N.A.	EUR 696,000	USD 793,802	05/04/2016	(7)
Goldman Sachs Capital Markets L.P.	USD 538,991	GBP 375,000	04/05/2016	(3)
Goldman Sachs Capital Markets L.P.	USD 36,550	CHF 35,000	04/05/2016	—
Goldman Sachs Capital Markets L.P.	CHF 36,000	USD 36,203	04/05/2016	(1,390)
Goldman Sachs Capital Markets L.P.	GBP 371,000	USD 517,078	04/05/2016	(16,162)
Goldman Sachs Capital Markets L.P.	CHF 35,000	USD 36,594	05/04/2016	(3)

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets L.P.	GBP	375,000	USD	539,025	05/04/2016	$(8)
HSBC Bank USA	USD	17,667	AUD	23,000	05/04/2016	1
HSBC Bank USA	USD	2,840	SEK	23,000	05/04/2016	—
HSBC Bank USA	USD	1,046	CHF	1,000	05/04/2016	—
HSBC Bank USA	USD	484	NOK	4,000	05/04/2016	—
HSBC Bank USA	CZK	33,000	USD	1,391	05/04/2016	(1)
HSBC Bank USA	NZD	5,000	USD	3,466	05/04/2016	—
HSBC Bank USA	GBP	4,000	USD	5,749	05/04/2016	—
HSBC Bank USA	EUR	6,000	USD	6,843	05/04/2016	—
HSBC Bank USA	ZAR	149,000	USD	10,069	05/04/2016	(2)
HSBC Bank USA	TRY	34,000	USD	11,961	05/04/2016	(3)
HSBC Bank USA	CAD	26,000	USD	20,103	05/04/2016	1
HSBC Bank USA	HKD	235,000	USD	30,302	05/04/2016	(3)
Royal Bank of Canada	USD	57,648	EUR	53,000	04/05/2016	2,750
Royal Bank of Canada	USD	22,109	AUD	31,000	04/05/2016	1,737
Royal Bank of Canada	USD	1,527	CZK	38,000	04/05/2016	74
Royal Bank of Canada	USD	1,006	CHF	1,000	04/05/2016	38
Royal Bank of Canada	NOK	3,000	USD	344	04/05/2016	(19)
Royal Bank of Canada	SGD	1,000	USD	710	04/05/2016	(32)
Royal Bank of Canada	SEK	8,000	USD	933	04/05/2016	(54)
Royal Bank of Canada	NZD	3,000	USD	1,974	04/05/2016	(109)
Royal Bank of Canada	HKD	24,000	USD	3,087	04/05/2016	(7)
Royal Bank of Canada	GBP	4,000	USD	5,575	04/05/2016	(175)
Royal Bank of Canada	TRY	19,000	USD	6,364	04/05/2016	(376)
Royal Bank of Canada	ZAR	138,000	USD	8,684	04/05/2016	(697)
Royal Bank of Canada	CAD	31,000	USD	22,887	04/05/2016	(1,081)
Societe Generale	THB	76,000	USD	2,130	04/05/2016	(30)
Societe Generale	THB	1,757,000	USD	49,263	04/05/2016	(679)
Societe Generale	EUR	749,000	USD	814,623	04/05/2016	(38,926)
Societe Generale	THB	50,000	USD	1,421	05/04/2016	1
Standard Chartered Bank	USD	897,676	AUD	1,167,000	04/05/2016	(4)
Standard Chartered Bank	AUD	1,198,000	USD	854,342	04/05/2016	(67,177)
Standard Chartered Bank	AUD	1,167,000	USD	896,482	05/04/2016	28

						$(177,436)

During the period ended March 31, 2016, average notional value related to forward foreign currency contracts was $11,616,735 or 300% of net assets.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish New Lira

USD — U.S. Dollar

ZAR — South African Rand

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$3,853,983	$—	$—	$3,853,983
Short-Term Investment	7,892	—	—	7,892

TOTAL INVESTMENTS	$3,861,875	$—	$—	$3,861,875

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	4,756	—	4,756

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,861,875	$4,756	$—	$3,866,631

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	(182,192)	—	(182,192)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(182,192)	$—	$(182,192)

(a)	Forward Foreign Currency Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.4%
AUSTRALIA — 13.5%
Abacus Property Group	2,202	$5,048
Aveo Group	2,990	7,705
BWP Trust	3,556	9,355
Cedar Woods Properties, Ltd.	458	1,603
Charter Hall Retail REIT	2,556	9,025
Cromwell Property Group	9,422	7,538
Dexus Property Group REIT	6,874	41,985
Gateway Lifestyle	2,091	4,343
GDI Property Group	3,852	2,548
GPT Group REIT	12,656	48,678
Growthpoint Properties Australia, Ltd.	1,554	3,754
Investa Office Fund REIT	3,867	12,464
Mirvac Group REIT	26,162	38,942
Scentre Group REIT	36,876	125,949
Shopping Centres Australasia Property Group	5,431	9,567
Stockland REIT	16,772	55,091
Vicinity Centres REIT	23,742	58,261
Westfield Corp.	13,670	105,051

		546,907

AUSTRIA — 1.1%
BUWOG AG (a)	424	9,122
CA Immobilien Anlagen AG (a)	483	9,508
Conwert Immobilien Invest SE (a)	496	7,964
IMMOFINANZ AG (a)	6,372	13,564
S IMMO AG (a)	414	3,845

		44,003

BELGIUM — 1.1%
Aedifica SA	97	6,842
Befimmo SA	140	9,007
Cofinimmo SA	142	17,452
Intervest Offices & Warehouses NV (a)	106	3,030
Warehouses De Pauw CVA	96	9,140

		45,471

BERMUDA — 0.0% (b)
CSI Properties, Ltd.	40,000	1,134

CANADA — 3.8%
Allied Properties Real Estate Investment Trust	294	7,949
Artis Real Estate Investment Trust	520	5,158
Boardwalk Real Estate Investment Trust	180	7,207
Brookfield Canada Office Properties	100	2,256
Canadian Apartment Properties	448	10,003
Canadian Real Estate Investment Trust	282	9,826
Choice Properties Real Estate Investment Trust	340	3,252
Cominar Real Estate Investment Trust	536	7,128
Crombie Real Estate Investment Trust	294	3,196
CT Real Estate Investment Trust	244	2,726
Dream Global Real Estate Investment Trust	424	2,855
Dream Industrial Real Estate Investment Trust	220	1,367
Dream Office Real Estate Investment Trust	410	6,577
First Capital Realty, Inc.	758	12,084
Granite Real Estate Investment Trust	178	5,148
H&R Real Estate Investment Trust	949	15,400
InnVest Real Estate Investment Trust	496	2,006
InterRent Real Estate Investment Trust	266	1,509

Killam Apartment Real Estate Investment Trust	432	3,911
Milestone Apartments Real Estate Investment Trust	230	2,952
Morguard Real Estate Investment Trust	236	2,646
Northview Apartment Real Estate Investment Trust	70	1,011
NorthWest Healthcare Properties Real Estate Investment Trust	216	1,610
Pure Industrial Real Estate Trust	716	2,635
RioCan Real Estate Investment Trust	1,102	22,663
Smart Real Estate Investment Trust REIT	437	11,463

		154,538

FINLAND — 0.4%
Citycon Oyj	2,602	6,577
Sponda Oyj	1,642	6,923
Technopolis Oyj	660	2,820

		16,320

FRANCE — 8.7%
ANF Immobilier	50	1,348
Fonciere Des Regions	211	19,969
Gecina SA REIT	243	33,506
ICADE	233	17,875
Klepierre REIT	1,522	73,018
Mercialys SA	332	7,716
Nexity SA	207	10,802
Unibail-Rodamco SE	679	187,094

		351,328

GERMANY — 7.7%
ADLER Real Estate AG (a)	178	2,325
ADO Properties SA (a) (c)	155	5,324
alstria office REIT-AG (a)	809	11,690
Deutsche EuroShop AG	320	15,053
Deutsche Wohnen AG	2,315	72,098
DIC Asset AG	344	3,218
Grand City Properties SA	652	15,008
Hamborner REIT AG	464	5,030
LEG Immobilien AG (a)	429	40,503
PATRIZIA Immobilien AG (a)	249	6,996
TAG Immobilien AG	677	9,173
TLG Immobilien AG	463	10,104
Vonovia SE	3,227	116,295

		312,817

HONG KONG — 16.2%
Champion REIT	16,000	8,148
Cheung Kong Property Holdings, Ltd.	18,712	120,500
Far East Consortium International, Ltd.	8,454	2,725
Hang Lung Properties, Ltd.	15,000	28,660
Henderson Land Development Co., Ltd.	8,000	49,145
Hongkong Land Holdings, Ltd.	4,000	23,960
Hysan Development Co., Ltd.	4,000	17,044
Kerry Properties, Ltd.	4,500	12,357
Kowloon Development Co., Ltd.	2,000	1,869
Lai Sun Development Co., Ltd.	90,000	1,381
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	7,000	2,482
Link REIT	15,500	91,922

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Liu Chong Hing Investment, Ltd.	2,000	$2,279
New World Development Co., Ltd.	38,710	36,881
Prosperity REIT	8,000	2,981
Regal Real Estate Investment Trust	8,000	2,042
Sino Land Co., Ltd.	20,000	31,664
Sun Hung Kai Properties, Ltd.	12,000	146,740
Sunlight Real Estate Investment Trust	8,000	4,115
Swire Properties, Ltd.	8,200	22,148
Wharf Holdings, Ltd.	9,000	49,197

		658,240

INDIA — 0.1%
Ascendas India Trust	5,800	3,769

ISRAEL — 0.4%
Africa Israel Properties, Ltd.	100	1,428
Amot Investments, Ltd.	850	3,057
Bayside Land Corp.	6	2,070
Melisron, Ltd.	120	4,319
Reit 1, Ltd.	1,246	3,523

		14,397

ITALY — 0.2%
Beni Stabili SpA SIIQ	7,900	5,937
Immobiliare Grande Distribuzione SIIQ SpA	2,634	2,401

		8,338

JAPAN — 20.4%
Activia Properties, Inc.	2	10,392
Advance Residence Investment Corp.	6	15,209
Aeon Mall Co., Ltd.	500	7,416
AEON REIT Investment Corp.	4	5,132
Ardepro Co., Ltd.	600	689
Comforia Residential REIT, Inc.	2	3,908
Daibiru Corp.	200	1,690
Daikyo, Inc.	1,000	1,593
Daiwa House Industry Co., Ltd.	2,700	76,055
Daiwa House REIT Investment Corp.	1	4,391
Daiwa House Residential Investment Corp.	3	6,267
Daiwa Office Investment Corp.	1	6,228
Frontier Real Estate Investment Corp.	2	9,627
Fukuoka Corp. REIT	3	5,432
Global One Real Estate Investment Corp.	1	3,995
GLP J — REIT	10	11,415
Hankyu REIT, Inc.	2	2,445
Heiwa Real Estate Co., Ltd.	200	2,491
Heiwa Real Estate REIT, Inc.	4	3,239
Hulic Co., Ltd.	1,400	13,403
Hulic, Inc. REIT	3	4,884
Ichigo Office REIT Investment	4	3,093
Industrial & Infrastructure Fund Investment Corp.	1	4,653
Invesco Office J-REIT, Inc.	2	1,881
Invincible Investment Corp. REIT	12	9,011
Japan Excellent, Inc.	6	8,114
Japan Hotel REIT Investment Corp.	16	14,107
Japan Logistics Fund, Inc.	4	8,367
Japan Prime Realty Investment Corp.	4	16,317
Japan Real Estate Investment Corp.	6	34,699
Japan Rental Housing Investments, Inc.	6	4,436
Japan Retail Fund Investment Corp. REIT	12	28,848
Kenedix Office Investment Corp. REIT	2	11,495

Kenedix Residential Investment Corp.	2	5,271
Leopalace21 Corp.	1,200	7,260
MCUBS MidCity Investment Corp.	1	3,007
Mitsubishi Estate Co., Ltd.	6,000	111,597
Mitsui Fudosan Co., Ltd.	4,000	99,933
Mori Hills Investment Corp. REIT	6	8,888
Mori Trust Sogo REIT, Inc.	4	6,926
Nippon Accommodations Fund, Inc.	2	7,714
Nippon Building Fund, Inc.	6	35,607
Nippon Prologis, Inc. REIT	7	15,688
NIPPON REIT Investment Corp.	2	5,251
Nomura Real Estate Holdings, Inc.	600	11,104
Nomura Real Estate Master Fund, Inc.	16	23,916
NTT Urban Development Corp.	600	5,877
Orix JREIT, Inc. REIT	10	15,526
Premier Investment Corp.	5	6,188
Sekisui House Reit, Inc.	4	4,616
Sekisui House SI Residential Investment Corp.	4	4,118
Sumitomo Realty & Development Co., Ltd.	2,000	58,615
Sun Frontier Fudousan Co., Ltd.	200	2,021
Takara Leben Co., Ltd.	400	2,370
TOC Co., Ltd.	200	1,694
Tokyo Tatemono Co., Ltd.	900	11,226
Tokyu REIT, Inc.	4	5,498
Top REIT, Inc.	1	3,955
Tosei Corp.	200	1,450
United Urban Investment Corp.	12	19,421

		825,659

NETHERLANDS — 1.1%
Eurocommercial Properties NV	319	14,951
NSI NV	998	4,747
Vastned Retail NV	148	6,634
Wereldhave NV	282	15,795

		42,127

NEW ZEALAND — 0.7%
Argosy Property, Ltd.	6,390	5,257
Goodman Property Trust	8,080	7,405
Kiwi Property Group, Ltd.	9,511	9,542
Precinct Properties New Zealand, Ltd.	7,964	6,940

		29,144

NORWAY — 0.2%
Entra ASA (c)	640	6,035
Norwegian Property ASA (a)	1,910	1,991
Selvaag Bolig ASA	254	777

		8,803

SINGAPORE — 7.0%
AIMS AMP Capital Industrial REIT	3,600	3,569
Ascendas Hospitality Trust	5,600	3,119
Ascendas REIT	14,355	25,478
Ascott Residence Trust	6,600	5,244
Cache Logistics Trust	5,400	3,388
Cambridge Industrial Trust	7,000	2,911
CapitaLand Commercial Trust, Ltd.	14,000	15,283
CapitaLand Mall Trust REIT	16,800	26,075
CapitaLand Retail China Trust	4,200	4,507
CDL Hospitality Trusts	5,000	4,883
City Developments, Ltd.	3,200	19,415

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Far East Hospitality Trust	6,200	$2,901
First Real Estate Investment Trust	3,800	3,471
Frasers Centrepoint Trust	4,200	6,238
Frasers Commercial Trust	4,649	4,488
Frasers Hospitality Trust	3,600	2,072
Global Logistic Properties, Ltd.	21,400	30,592
Ho Bee Land, Ltd.	1,400	2,277
Hong Fok Corp., Ltd.	1,800	1,043
Keppel DC REIT	4,000	3,149
Keppel REIT	12,800	9,458
Lippo Malls Indonesia Retail Trust	13,600	3,282
Mapletree Commercial Trust	8,805	9,220
Mapletree Greater China Commercial Trust	13,067	9,267
Mapletree Industrial Trust	9,400	11,134
Mapletree Logistics Trust	11,400	8,550
OUE Hospitality Trust	5,600	2,745
Parkway Life Real Estate Investment Trust	2,800	4,970
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	4,600	2,152
Soilbuild Business Space REIT	5,000	2,710
SPH REIT	5,800	4,156
Starhill Global REIT	10,800	6,256
Suntec Real Estate Investment Trust	16,400	20,399
UOL Group, Ltd. (a)	3,600	16,040
Yanlord Land Group, Ltd.	4,600	4,167
Ying Li International Real Estate, Ltd. (a)	7,000	733

		285,342

SPAIN — 1.3%
Axiare Patrimonio SOCIMI SA	469	6,991
Hispania Activos Inmobiliarios SA (a)	541	7,706
Inmobiliaria Colonial SA (a)	13,258	9,835
Lar Espana Real Estate Socimi SA	464	4,405
Merlin Properties Socimi SA	2,140	24,923

		53,860

SWEDEN — 2.6%
Castellum AB	1,082	17,231
Dios Fastigheter AB	346	2,550
Fabege AB	924	15,627
Fastighets AB Balder Class B (a)	578	14,687
Hemfosa Fastigheter AB	867	9,545
Hufvudstaden AB Class A	735	11,669
Klovern AB Class B	3,550	4,024
Kungsleden AB	1,268	8,994
Wallenstam AB Class B	1,202	10,409
Wihlborgs Fastigheter AB	451	9,591

		104,327

SWITZERLAND — 2.4%
Allreal Holding AG (a)	90	13,082
Intershop Holding AG	8	3,943
Mobimo Holding AG (a)	43	10,520
Plazza AG Class A (a)	9	1,927
PSP Swiss Property AG (a)	287	27,721
Swiss Prime Site AG (a)	467	41,353

		98,546

UNITED KINGDOM — 11.5%
Big Yellow Group PLC REIT	995	11,076
British Land Co. PLC REIT	6,758	68,042

Capital & Counties Properties PLC	5,348	25,351
Derwent London PLC	728	32,981
Grainger PLC	2,728	8,873
Great Portland Estates PLC REIT	2,417	25,290
Hammerson PLC	5,363	44,592
Hansteen Holdings PLC	4,703	7,192
Helical Bar PLC	778	4,316
Intu Properties PLC	6,642	29,881
Land Securities Group PLC REIT	5,472	86,593
LondonMetric Property PLC	3,905	8,902
NewRiver Retail, Ltd.	1,525	7,266
Primary Health Properties PLC	3,348	4,908
Redefine International PLC	8,097	5,484
Safestore Holdings PLC	1,350	6,514
Schroder Real Estate Investment Trust, Ltd.	4,012	3,503
Segro PLC	5,090	30,017
Shaftesbury PLC	1,842	24,119
Tritax Big Box REIT PLC	4,943	9,556
UNITE Group PLC	1,551	14,189
Workspace Group PLC	808	9,093

		467,738

TOTAL COMMON STOCKS (Cost $3,852,057)		4,072,808

RIGHTS — 0.0% (b)
UNITED KINGDOM — 0.0% (b)
Primary Health Properties PLC (a) (Cost $0)	334	10

SHORT-TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e) (Cost $9,193)	9,193	9,193

TOTAL INVESTMENTS — 100.6% (Cost $3,861,250)		4,082,011
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(23,593)

NET ASSETS — 100.0%		$4,058,418

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

At March 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	461,375	GBP	321,000	04/05/2016	$—
BNP Paribas SA	USD	105,226	SEK	853,000	04/05/2016	—
BNP Paribas SA	USD	26,382	NZD	38,000	04/05/2016	—
BNP Paribas SA	USD	12,236	ILS	46,000	04/05/2016	—
BNP Paribas SA	USD	7,738	NOK	64,000	04/05/2016	—
BNP Paribas SA	NOK	62,000	USD	7,110	04/05/2016	(386)
BNP Paribas SA	ILS	46,000	USD	11,798	04/05/2016	(438)
BNP Paribas SA	NZD	38,000	USD	25,004	04/05/2016	(1,378)
BNP Paribas SA	SEK	809,000	USD	94,312	04/05/2016	(5,485)
BNP Paribas SA	GBP	338,000	USD	471,088	04/05/2016	(14,720)
BNP Paribas SA	NOK	64,000	USD	7,737	05/04/2016	—
BNP Paribas SA	ILS	46,000	USD	12,241	05/04/2016	(1)
BNP Paribas SA	NZD	38,000	USD	26,341	05/04/2016	1
BNP Paribas SA	SEK	853,000	USD	105,332	05/04/2016	(3)
BNP Paribas SA	GBP	321,000	USD	461,408	05/04/2016	(4)
Bank of America N.A.	USD	591,500	HKD	4,588,000	04/05/2016	—
Bank of America N.A.	USD	277,737	SGD	374,000	04/05/2016	2
Bank of America N.A.	USD	3,669	JPY	410,000	04/05/2016	(21)
Bank of America N.A.	USD	3,382	EUR	3,000	04/05/2016	37
Bank of America N.A.	USD	2,450	HKD	19,000	04/05/2016	(1)
Bank of America N.A.	USD	2,281	AUD	3,000	04/05/2016	26
Bank of America N.A.	USD	1,440	GBP	1,000	04/05/2016	(3)
Bank of America N.A.	USD	735	SGD	1,000	04/05/2016	7
Bank of America N.A.	USD	365	SEK	3,000	04/05/2016	5
Bank of America N.A.	SGD	358,000	USD	254,343	04/05/2016	(11,514)
Bank of America N.A.	HKD	4,460,000	USD	573,626	04/05/2016	(1,372)
Bank of America N.A.	SGD	374,000	USD	277,674	05/04/2016	(79)
Bank of America N.A.	HKD	4,588,000	USD	591,557	05/04/2016	(102)
Citibank N.A.	USD	849,477	JPY	95,468,000	04/05/2016	(43)
Citibank N.A.	JPY	95,468,000	USD	850,093	05/06/2016	(149)
Goldman Sachs Capital Markets L.P.	USD	830,768	EUR	729,000	04/05/2016	(11)
Goldman Sachs Capital Markets L.P.	EUR	727,000	USD	790,698	04/05/2016	(37,781)
Goldman Sachs Capital Markets L.P.	EUR	729,000	USD	831,461	05/04/2016	14
HSBC Bank USA	USD	9,218	AUD	12,000	05/04/2016	—
HSBC Bank USA	USD	1,482	SEK	12,000	05/04/2016	—
HSBC Bank USA	NOK	1,000	USD	121	05/04/2016	—
HSBC Bank USA	ILS	1,000	USD	266	05/04/2016	—
HSBC Bank USA	CAD	4,000	USD	3,093	05/04/2016	—
HSBC Bank USA	SGD	6,000	USD	4,455	05/04/2016	(1)
HSBC Bank USA	GBP	7,000	USD	10,061	05/04/2016	(1)
HSBC Bank USA	EUR	41,000	USD	46,760	05/04/2016	(2)
HSBC Bank USA	HKD	420,000	USD	54,157	05/04/2016	(5)
HSBC Bank USA	USD	8,290	JPY	931,000	05/06/2016	1
Royal Bank of Canada	USD	22,299	GBP	16,000	04/05/2016	698
Royal Bank of Canada	NOK	2,000	USD	229	04/05/2016	(12)
Royal Bank of Canada	CHF	2,000	USD	2,012	04/05/2016	(77)
Royal Bank of Canada	CAD	6,000	USD	4,430	04/05/2016	(209)
Royal Bank of Canada	EUR	5,000	USD	5,438	04/05/2016	(259)
Royal Bank of Canada	SEK	47,000	USD	5,479	04/05/2016	(319)
Royal Bank of Canada	AUD	10,000	USD	7,132	04/05/2016	(560)
Royal Bank of Canada	SGD	17,000	USD	12,077	04/05/2016	(548)
Royal Bank of Canada	HKD	147,000	USD	18,907	04/05/2016	(45)
Royal Bank of Canada	JPY	6,204,000	USD	55,030	04/05/2016	(170)
Societe Generale	JPY	89,674,000	USD	795,349	04/05/2016	(2,532)
Standard Chartered Bank	USD	543,067	AUD	706,000	04/05/2016	(2)
Standard Chartered Bank	USD	144,575	CAD	187,000	04/05/2016	2
Standard Chartered Bank	USD	96,073	CHF	92,000	04/05/2016	—

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	CHF	90,000	USD	90,513	04/05/2016	$(3,472)
Standard Chartered Bank	CAD	181,000	USD	133,624	04/05/2016	(6,314)
Standard Chartered Bank	AUD	699,000	USD	498,485	04/05/2016	(39,196)
Standard Chartered Bank	CHF	92,000	USD	96,194	05/04/2016	(3)
Standard Chartered Bank	CAD	187,000	USD	144,586	05/04/2016	3
Standard Chartered Bank	AUD	706,000	USD	542,345	05/04/2016	17

						$(126,405)

During the period ended March 31, 2016, average notional value related to forward foreign currency exchange contracts was $12,098,964 or 298% of net assets.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$546,907	$—	$—	$546,907
Austria	44,003	—	—	44,003
Belgium	45,471	—	—	45,471
Bermuda	1,134	—	—	1,134
Canada	154,538	—	—	154,538
Finland	16,320	—	—	16,320
France	351,328	—	—	351,328
Germany	312,817	—	—	312,817
Hong Kong	658,240	—	—	658,240
India	3,769	—	—	3,769
Israel	14,397	—	—	14,397
Italy	8,338	—	—	8,338
Japan	825,659	—	—	825,659
Netherlands	42,127	—	—	42,127
New Zealand	29,144	—	—	29,144
Norway	8,803	—	—	8,803
Singapore	285,342	—	—	285,342
Spain	53,860	—	—	53,860
Sweden	104,327	—	—	104,327

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Switzerland	$98,546	$—	$—	$98,546
United Kingdom	467,738	—	—	467,738
Rights
United Kingdom	10	—	—	10
Short-Term Investment	9,193	—	—	9,193

TOTAL INVESTMENTS	$4,082,011	$—	$—	$4,082,011

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	813	—	813

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,082,011	$813	$—	$4,082,824

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Contracts (a)	—	(127,218)	—	(127,218)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(127,218)	$—	$(127,218)

(a)	Forward Foreign Currency Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CHINA — 41.9%
21Vianet Group, Inc. ADR (a)	9,626	$192,231
500.com, Ltd. Class A, ADR (a)	1,754	29,292
51job, Inc. ADR (a)	2,868	88,965
58.com, Inc. ADR (a)	4,384	243,970
A8 New Media Group, Ltd. (a)	413,860	30,413
AAC Technologies Holdings, Inc.	83,000	634,548
Agile Property Holdings, Ltd. (b)	567,598	316,855
Agricultural Bank of China, Ltd. Class H	2,871,000	1,032,687
Air China, Ltd. Class H	401,414	285,151
Alibaba Group Holding, Ltd. ADR (a) (b)	136,642	10,798,817
Aluminum Corp. of China, Ltd. Class H (a) (b)	748,304	238,290
Angang Steel Co., Ltd. Class H (b)	421,244	195,509
Anhui Conch Cement Co., Ltd. Class H	250,750	672,412
Anhui Expressway Co., Ltd. Class H	44,000	34,263
ANTA Sports Products, Ltd.	108,000	237,817
Autohome, Inc. ADR (a)	5,171	144,478
AVIC International Holding HK, Ltd. (a) (b)	552,000	46,258
AviChina Industry & Technology Co., Ltd. Class H	466,000	349,655
BAIC Motor Corp., Ltd. Class H (c)	210,500	161,202
Baidu, Inc. ADR (a)	33,922	6,475,031
Bank of China, Ltd. Class H	9,373,466	3,891,235
Bank of Communications Co., Ltd. Class H	2,644,630	1,738,868
BBMG Corp. Class H	119,500	92,284
Beijing Capital International Airport Co., Ltd. Class H	126,000	134,503
Beijing Capital Land, Ltd. Class H	126,000	52,469
Beijing Enterprises Holdings, Ltd.	80,000	437,824
Beijing Enterprises Water Group, Ltd. (a) (b)	484,000	303,259
Belle International Holdings, Ltd.	617,000	357,160
Biostime International Holdings, Ltd. (b)	25,500	93,695
Bitauto Holdings, Ltd. ADR (a)	2,688	66,636
Boer Power Holdings, Ltd. (b)	53,000	41,818
Boyaa Interactive International, Ltd.	106,200	42,855
Brilliance China Automotive Holdings, Ltd. (b)	394,000	407,890
Byd Co., Ltd. Class H (a) (b)	97,800	561,087
BYD Electronic International Co., Ltd. (a)	120,000	69,309
C.banner International Holdings, Ltd. (a)	192,000	67,824
CAR, Inc. (a) (b)	189,925	222,820
CGN Power Co., Ltd. Class H (b) (c)	1,355,000	459,438
Changshouhua Food Co., Ltd.	81,000	45,113
Chanjet Information Technology Co., Ltd. Class H	26,900	40,645
China Aerospace International Holdings, Ltd. (b)	318,000	42,228
China Agri-Industries Holdings, Ltd. (a) (b)	289,000	89,049

China Animal Healthcare, Ltd. (a) (b) (d)	305,700	51,235
China Assurance Finance Group, Ltd. (a) (b)	156,000	18,704
China Biologic Products, Inc. (a) (b)	834	95,476
China Cinda Asset Management Co., Ltd. Class H	1,154,600	404,885
China CITIC Bank Corp., Ltd. Class H (a)	1,398,341	856,324
China Coal Energy Co., Ltd. Class H (b)	686,000	284,781
China Communications Construction Co., Ltd. Class H	620,000	740,974
China Conch Venture Holdings, Ltd.	155,100	305,939
China Construction Bank Corp. Class H	11,402,148	7,276,512
China COSCO Holdings Co., Ltd. Class H (a) (b)	27,000	10,478
China Dongxiang Group Co., Ltd.	505,000	102,217
China Eastern Airlines Corp., Ltd. Class H (a) (b)	198,000	111,042
China Everbright International, Ltd.	296,000	330,477
China Everbright, Ltd.	124,000	260,260
China Fangda Group Co., Ltd. Class B	90,000	76,232
China Fire Safety Enterprise Group, Ltd. (a)	433,639	19,567
China Galaxy Securities Co., Ltd. Class H	369,100	359,271
China Harmony New Energy Auto Holding, Ltd.	77,500	41,065
China Hongqiao Group, Ltd. (b)	124,000	86,167
China Huishan Dairy Holdings Co., Ltd. (b)	635,000	239,050
China Huiyuan Juice Group, Ltd. (a)	146,500	56,095
China International Marine Containers Group Co., Ltd. Class H	88,000	137,958
China Lesso Group Holdings, Ltd.	144,000	77,230
China Life Insurance Co., Ltd. Class H	952,708	2,350,895
China Lilang, Ltd.	87,000	53,165
China Lodging Group, Ltd. ADR	4,153	158,686
China Longyuan Power Group Corp., Ltd. Class H	507,000	375,190
China Machinery Engineering Corp. Class H	90,000	62,889
China Medical System Holdings, Ltd.	169,000	234,439
China Mengniu Dairy Co., Ltd.	412,780	656,697
China Merchants Bank Co., Ltd. Class H	656,760	1,380,148
China Merchants Holdings International Co., Ltd.	309,375	919,364
China Merchants Property Development Co., Ltd. Class B (a)	286,126	808,827
China Minsheng Banking Corp., Ltd. Class H	915,600	854,625
China Mobile, Ltd.	719,636	8,020,645
China Modern Dairy Holdings, Ltd. (b)	356,000	78,024
China Molybdenum Co., Ltd. Class H	429,000	70,241
China National Building Material Co., Ltd. Class H (b)	438,000	203,286
China NT Pharma Group Co., Ltd. (a)	106,500	29,658

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Oilfield Services, Ltd. Class H (b)	298,557	$233,255
China Overseas Land & Investment, Ltd.	725,084	2,294,939
China Pacific Insurance Group Co., Ltd. Class H	306,800	1,147,056
China Petroleum & Chemical Corp. Class H	3,337,726	2,190,281
China Power International Development, Ltd.	284,000	147,189
China Railway Construction Corp., Ltd. Class H (b)	254,500	302,845
China Railway Group, Ltd. Class H	643,000	488,267
China Resources Beer Holdings Co., Ltd.	253,018	471,032
China Resources Gas Group, Ltd.	54,000	154,205
China Resources Land, Ltd.	398,767	1,023,066
China Resources Power Holdings Co., Ltd.	328,437	613,976
China Shengmu Organic Milk, Ltd. (a) (c)	357,000	74,101
China Shenhua Energy Co., Ltd. Class H	501,040	788,068
China Shipping Container Lines Co., Ltd. Class H (a) (b)	1,289,339	294,220
China Shipping Development Co., Ltd. Class H	607,215	401,598
China Silver Group, Ltd. (b)	92,000	21,231
China Singyes Solar Technologies Holdings, Ltd. (b)	64,000	26,981
China South City Holdings, Ltd. (b)	410,000	84,574
China Southern Airlines Co., Ltd. Class H	226,000	142,478
China State Construction International Holdings, Ltd.	232,000	345,762
China Taiping Insurance Holdings Co., Ltd. (a)	126,541	277,992
China Telecom Corp., Ltd. Class H	2,309,320	1,220,673
China Travel International Investment Hong Kong, Ltd.	274,000	91,845
China Unicom Hong Kong, Ltd.	792,172	1,045,805
China Vanke Co., Ltd. Class H	143,000	350,653
China Yurun Food Group, Ltd. (a) (b)	202,659	32,659
Chinasoft International, Ltd. (a) (b)	216,000	79,365
Chongqing Changan Automobile Co., Ltd. Class B	98,300	184,141
Chongqing Rural Commercial Bank Co., Ltd. Class H	207,000	109,417
CITIC Dameng Holdings, Ltd. (a)	240,000	14,388
CITIC Resources Holdings, Ltd. (a) (b)	362,000	28,936
CITIC Securities Co., Ltd. Class H	219,500	514,470
CITIC Telecom International Holdings, Ltd.	203,000	76,421
CITIC, Ltd. (b)	623,000	947,767
CNinsure, Inc. ADR (a) (b)	8,771	70,343
CNOOC, Ltd.	2,025,249	2,391,692
Cogobuy Group (a) (b) (c)	66,000	90,025
Colour Life Services Group Co., Ltd.	91,000	69,688
Consun Pharmaceutical Group, Ltd.	182,400	95,003
Coolpad Group, Ltd. (a)	509,400	84,719

COSCO Pacific, Ltd.	36,000	47,155
Cosmo Lady China Holdings Co., Ltd. (b) (c)	102,000	82,452
Country Garden Holdings Co., Ltd. (b)	757,333	300,725
Credit China Holdings, Ltd. (b)	424,000	177,110
CRRC Corp., Ltd. Class H (b)	521,000	524,590
CSG Holding Co., Ltd. Class B	115,800	95,249
CSPC Pharmaceutical Group, Ltd.	292,000	264,272
CT Environmental Group, Ltd.	396,000	116,402
Ctrip.com International, Ltd. ADR (a)	38,734	1,714,367
Dalian Wanda Commercial Properties Co., Ltd. Class H (c)	66,300	392,763
Datang International Power Generation Co., Ltd. Class H	386,000	118,937
Dazhong Transportation Group Co., Ltd. Class B	74,000	95,090
Dongfang Electric Corp., Ltd. Class H	16,400	13,553
Dongfeng Motor Group Co., Ltd. Class H	490,468	612,093
E-Commerce China Dangdang, Inc. Class A, ADR (a) (b)	11,838	84,405
E-House China Holdings, Ltd. ADR (b)	17,059	106,107
Evergrande Real Estate Group, Ltd. (b)	577,000	445,589
Far East Horizon, Ltd.	152,000	117,186
FIH Mobile, Ltd.	334,000	148,989
First Tractor Co., Ltd. Class H	76,000	42,034
Fufeng Group, Ltd. (b)	116,000	36,939
Future Land Holdings Co., Ltd. Class A (a)	107,401	228,498
Geely Automobile Holdings, Ltd.	610,000	301,990
GF Securities Co., Ltd. Class H (a) (b)	112,800	275,145
Golden Eagle Retail Group, Ltd. (b)	96,000	112,504
GOME Electrical Appliances Holding, Ltd. (b)	1,624,322	234,543
Goodbaby International Holdings, Ltd. (a)	261,000	140,653
Great Wall Motor Co., Ltd. Class H	370,000	300,520
Greentown China Holdings, Ltd. (a)	106,500	83,892
Guangdong Investment, Ltd.	302,000	381,951
Guangshen Railway Co., Ltd. Class H (b)	73,600	31,598
Guangzhou Automobile Group Co., Ltd. Class H	484,032	503,592
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	34,000	76,797
Guangzhou R&F Properties Co., Ltd. Class H	402,176	576,570
Guotai Junan International Holdings, Ltd. (b)	291,000	102,045
Haitian International Holdings, Ltd.	73,000	125,172
Haitong Securities Co., Ltd. Class H	347,600	594,230
Hengan International Group Co., Ltd.	90,500	785,227
HNA International Investment Holdings, Ltd. (a)	463,400	22,404
Homeinns Hotel Group ADR (a) (b)	4,547	162,101
Huadian Fuxin Energy Corp., Ltd. Class H (b)	236,000	55,071
Huadian Power International Corp., Ltd. Class H	228,000	145,209

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Huaneng Power International, Inc. Class H	624,472	$558,732
Huaneng Renewables Corp., Ltd. Class H	404,000	125,525
Huatai Securities Co., Ltd. Class H (a) (c)	76,000	180,874
Huishang Bank Corp., Ltd. Class H	689,000	333,106
Huiyin Smart Community Co., Ltd. (a)	248,000	21,422
Industrial & Commercial Bank of China, Ltd. Class H	9,702,138	5,428,609
Inner Mongolia Yitai Coal Co., Ltd. Class B	209,698	164,194
Intime Retail Group Co., Ltd. (b)	177,500	144,397
JD.com, Inc. ADR (a)	103,571	2,744,632
Jiangsu Expressway Co., Ltd. Class H	380,299	511,867
Jiangxi Copper Co., Ltd. Class H	285,578	342,772
JinkoSolar Holding Co., Ltd. ADR (a) (b)	3,365	70,362
Jumei International Holding, Ltd. ADR (a)	2,588	16,848
Kama Co., Ltd. Class B (a)	123,416	169,080
Kangda International Environmental Co., Ltd. (a) (b) (c)	240,000	55,695
Kingdee International Software Group Co., Ltd. (b)	246,000	79,288
Kingsoft Corp., Ltd. (b)	113,000	264,852
Konka Group Co., Ltd. Class B	391,700	153,518
Kunlun Energy Co., Ltd. (b)	426,000	370,170
KWG Property Holding, Ltd.	165,000	108,489
Lao Feng Xiang Co., Ltd. Class B	61,337	237,558
Launch Tech Co., Ltd. Class H (a)	25,000	25,301
Lenovo Group, Ltd. (b)	1,059,703	825,187
Leyou Technologies Holdings, Ltd. (a) (b)	243,800	27,974
Li Ning Co., Ltd. (a) (b)	307,874	142,098
Lifetech Scientific Corp. (a)	284,000	47,232
Livzon Pharmaceutical Group, Inc. Class H	19,790	86,747
Luoyang Glass Co., Ltd. Class H (a) (b)	62,383	35,951
Luthai Textile Co., Ltd. Class B	51,600	68,520
Luye Pharma Group, Ltd. (a)	213,000	164,764
Maanshan Iron & Steel Co., Ltd. Class H (a) (b)	748,971	139,046
Metallurgical Corp. of China, Ltd. Class H	454,000	124,086
Minth Group, Ltd.	92,000	214,209
MOBI Development Co., Ltd.	506,000	67,192
Nanjing Panda Electronics Co., Ltd. Class H	32,000	22,608
NetEase, Inc. ADR	10,995	1,578,662
New China Life Insurance Co., Ltd. Class H	81,500	287,373
New Oriental Education & Technology Group, Inc. ADR	14,807	512,174
Noah Holdings, Ltd. ADS (a) (b)	2,625	65,310
Ourgame International Holdings, Ltd.	46,000	25,798
People’s Insurance Co. Group of China, Ltd. Class H	575,000	243,149
PetroChina Co., Ltd. Class H	2,639,208	1,755,718

Phoenix Healthcare Group Co., Ltd.	78,500	86,935
PICC Property & Casualty Co., Ltd. Class H	574,289	1,052,838
Ping An Insurance Group Co. of China, Ltd. Class H	606,728	2,902,013
Poly Culture Group Corp., Ltd. Class H	33,800	79,396
Poly Property Group Co., Ltd. (b)	290,000	79,262
Qihoo 360 Technology Co., Ltd. ADR (a) (b)	11,559	873,282
Qunar Cayman Islands, Ltd. ADR (a) (b)	5,128	203,582
Renhe Commercial Holdings Co., Ltd. (a) (b)	2,178,000	87,046
Semiconductor Manufacturing International Corp. (a)	6,091,837	541,912
Shandong Airlines Co., Ltd. Class B	24,500	61,214
Shandong Chenming Paper Holdings, Ltd. Class H	55,900	41,655
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	66,000	105,000
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	260,000	165,589
Shang Gong Group Co., Ltd. Class B (a)	154,800	166,565
Shanghai Baosight Software Co., Ltd. Class B	19,700	76,436
Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H (b)	210,000	19,222
Shanghai Electric Group Co., Ltd. Class H (b)	490,418	223,821
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	39,000	107,599
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	196,000	151,108
Shanghai Haixin Group Co. Class B	97,000	76,630
Shanghai Highly Group Co., Ltd. Class B	159,100	135,712
Shanghai Industrial Holdings, Ltd.	50,000	117,836
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	15,900	33,152
Shanghai Jinjiang International Travel Co., Ltd. Class B	30,759	134,971
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	43,400	74,127
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	83,888	279,850
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	55,873	135,995
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	72,500	143,195
Shanghai Prime Machinery Co., Ltd. Class H	636,000	97,574
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	12,200	23,912
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B (a)	119,400	61,969
Shengjing Bank Co., Ltd. Class H (b) (c)	21,000	28,590

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Shenzhen Expressway Co., Ltd. Class H	32,000	$27,930
Shenzhen Investment, Ltd.	318,000	126,273
Shenzhou International Group Holdings, Ltd.	56,000	304,672
Shunfeng International Clean Energy, Ltd. (a)	236,700	46,385
SINA Corp. (a)	10,529	498,759
Sino-Ocean Land Holdings, Ltd.	879,211	415,997
Sinopec Oilfield Service Corp. Class H (a) (b)	214,000	47,178
Sinopec Shanghai Petrochemical Co., Ltd. Class H (a)	634,878	321,673
Sinopharm Group Co., Ltd. Class H	124,400	562,134
Sinotrans, Ltd. Class H	250,000	109,262
SITC International Holdings Co., Ltd. (b)	199,000	98,261
Sohu.com, Inc. (a)	4,214	208,762
SouFun Holdings, Ltd. ADR (b)	27,284	163,431
SPT Energy Group, Inc. (a) (b)	258,000	19,957
Sun King Power Electronics Group (a)	162,400	26,381
Sunac China Holdings, Ltd.	295,000	198,529
Sunny Optical Technology Group Co., Ltd. (b)	109,800	308,596
Synertone Communication Corp. (a) (b)	232,460	6,114
TAL Education Group ADR (a)	6,559	325,851
TCL Multimedia Technology Holdings, Ltd. (b)	142,000	86,593
Tencent Holdings, Ltd.	686,770	14,024,839
Tian Ge Interactive Holdings, Ltd. (a) (c)	80,000	51,157
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	35,987	33,468
Tianneng Power International, Ltd. (a) (b)	102,000	91,131
Tingyi Cayman Islands Holding Corp. (b)	410,383	458,712
Tong Ren Tang Technologies Co., Ltd. Class H	146,000	234,532
TravelSky Technology, Ltd. Class H (b)	110,000	180,106
Trina Solar, Ltd. ADR (a)	12,849	127,719
Tsingtao Brewery Co., Ltd. Class H (b)	44,000	167,059
TUS International, Ltd. (a)	185,400	15,537
Uni-President China Holdings, Ltd.	204,000	162,799
Universal Health International Group Holding, Ltd.	248,000	27,177
Vipshop Holdings, Ltd. ADR (a)	38,738	498,945
Want Want China Holdings, Ltd. (b)	1,139,000	844,351
Weichai Power Co., Ltd. Class H	28,000	31,370
West China Cement, Ltd.	404,000	83,857
Wisdom Sports Group (b)	160,000	53,220
Xiamen International Port Co., Ltd. Class H	134,000	27,468
Xinchen China Power Holdings, Ltd. (a) (b)	261,000	41,388
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	29,600	42,359
Xinyi Solar Holdings, Ltd. (b)	283,200	100,771

Yangzijiang Shipbuilding Holdings, Ltd.	289,000	210,322
Yantai Changyu Pioneer Wine Co., Ltd. Class B	31,253	97,709
Yanzhou Coal Mining Co., Ltd. Class H (b)	400,882	209,316
Yestar International Holdings Co., Ltd.	395,000	166,524
Youku Tudou, Inc. ADR (a)	15,851	435,744
YY, Inc. ADR (a)	3,715	228,807
Zhejiang Expressway Co., Ltd. Class H	230,000	246,708
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	57,200	24,557
Zhuzhou CRRC Times Electric Co., Ltd.	84,000	490,579
Zijin Mining Group Co., Ltd. Class H (b)	1,054,685	326,336
ZTE Corp. Class H	101,040	184,454

		140,192,252

HONG KONG — 2.3%
Alibaba Pictures Group, Ltd. (a) (b)	1,280,107	292,113
Asia Resources Holdings, Ltd. (a)	430,638	15,268
AVIC Joy Holdings HK, Ltd. (a)	616,224	15,730
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	1,876,600	117,340
Beijing Enterprises Medical & Health Group, Ltd. (a)	433,900	27,131
BEP International Holdings, Ltd.	1,080,000	86,327
Carnival Group International Holdings, Ltd. (a) (b)	1,100,000	153,161
CCT Land Holdings, Ltd. (a)	11,258,000	39,188
Chia Tai Enterprises International, Ltd. (a) (b)	14,700	4,150
China All Access Holdings, Ltd.	192,000	66,339
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	453,600	27,193
China Chengtong Development Group, Ltd. (a)	371,256	33,504
China Fiber Optic Network System Group, Ltd. (a) (b)	758,800	70,435
China Finance Investment Holdings, Ltd. (a)	648,750	10,288
China Financial International Investments, Ltd. (a)	630,000	57,667
China Gas Holdings, Ltd. (b)	306,000	451,314
China High Speed Transmission Equipment Group Co., Ltd. (a)	196,000	163,238
China Huarong Energy Co., Ltd. (a) (b)	175,100	19,866
China Jicheng Holdings, Ltd. (a) (c)	486,300	74,608
China Minsheng Drawin Technology Group, Ltd. (a)	521,658	26,565
China National Culture Group, Ltd. (a)	1,780,200	13,771
China Nuclear Energy Technology Corp., Ltd. (a)	108,000	19,075
China Ocean Industry Group, Ltd. (a)	1,797,800	45,429
China Oil Gangran Energy Group Holdings, Ltd. (a)	1,278,200	16,479
China Overseas Property Holdings, Ltd. (a) (b)	262,361	38,222

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Precious Metal Resources Holdings Co., Ltd. (a) (b)	513,000	$15,807
China Public Procurement, Ltd. (a) (b)	1,364,000	29,543
China Soft Power Technology Holdings, Ltd. (a)	350,000	12,634
Citychamp Watch & Jewellery Group, Ltd. (a)	480,000	77,973
Comba Telecom Systems Holdings, Ltd.	304,486	54,172
CP Pokphand Co., Ltd. (b)	890,000	92,941
Dawnrays Pharmaceutical Holdings, Ltd.	128,000	102,148
Digital China Holdings, Ltd.	151,000	201,682
Essex Bio-technology, Ltd.	66,184	34,301
EVA Precision Industrial Holdings, Ltd.	428,000	63,456
Fullshare Holdings, Ltd. (a)	167,500	42,110
GCL-Poly Energy Holdings, Ltd. (b)	1,000,000	165,022
Global Bio-Chem Technology Group Co., Ltd. (a)	535,500	14,291
Haier Electronics Group Co., Ltd.	147,000	256,227
Hanergy Thin Film Power Group, Ltd. (a) (b) (d)	5,962,000	—
Hang Fat Ginseng Holdings Co., Ltd. (b)	3,381,600	21,362
Hi Sun Technology China, Ltd. (a) (b)	324,000	54,302
Hua Han Health Industry Holdings, Ltd. (b)	986,400	106,823
Huabao International Holdings, Ltd. (a)	273,000	102,772
Huajun Holdings, Ltd.	149,100	14,801
Imperial Pacific International Holdings, Ltd. (a) (b)	7,636,300	153,582
Joy City Property, Ltd.	474,000	72,109
Kingboard Chemical Holdings, Ltd.	127,200	219,419
Lee & Man Paper Manufacturing, Ltd.	241,000	164,984
Millennium Pacific Group Holdings, Ltd. (a)	111,000	18,604
National Agricultural Holdings, Ltd. (a)	136,000	42,607
NetDragon Websoft, Inc.	55,000	158,833
Newtree Group Holdings, Ltd. (a)	126,000	6,173
Nine Dragons Paper Holdings, Ltd.	192,000	145,302
North Mining Shares Co., Ltd. (a)	2,650,000	29,723
REXLot Holdings, Ltd. (b) (d)	3,100,000	131,889
Shimao Property Holdings, Ltd.	169,500	250,867
SIM Technology Group, Ltd. (a)	448,800	22,276
Sino Biopharmaceutical, Ltd.	666,000	499,722
Sino-I Technology, Ltd. (a)	1,749,800	24,138
Skyworth Digital Holdings, Ltd.	266,835	165,126
SSY Group, Ltd. (b)	538,691	170,847
Sun Art Retail Group, Ltd. (b)	242,500	171,639
Suncorp Technologies, Ltd. (a)	1,780,000	32,816
Tack Fiori International Group, Ltd. (a)	300,000	12,570
Tech Pro Technology Development, Ltd. (a) (b)	1,764,800	534,681
Tibet Water Resources, Ltd. (b)	357,000	110,461
United Energy Group, Ltd. (a)	568,000	24,898
United Laboratories International Holdings, Ltd. (a)	130,000	52,291

Victory City International Holdings, Ltd. (b)	595,461	42,991
Vinda International Holdings, Ltd. (b)	45,000	75,188
Vision Values Holdings, Ltd. (a)	440,000	24,960
Wasion Group Holdings, Ltd.	80,000	42,287
WH Group, Ltd. (a) (c)	954,500	691,582
Xinyi Glass Holdings, Ltd. (b)	346,000	230,621
Yuhua Energy Holdings, Ltd. (a)	106,700	14,169

		7,684,123

INDIA — 17.4%
Adani Ports & Special Economic Zone, Ltd.	118,173	442,017
Adani Power, Ltd. (a)	92,656	48,201
Adani Transmissions, Ltd. (a)	50,943	26,424
AIA Engineering, Ltd.	10,044	142,540
Ajanta Pharma, Ltd.	3,968	84,435
Alembic Pharmaceuticals, Ltd.	11,713	105,841
Apollo Hospitals Enterprise, Ltd.	32,772	657,840
Apollo Tyres, Ltd.	55,775	147,307
Arvind Infrastructure, Ltd. (a)	5,201	6,534
Arvind, Ltd.	32,973	136,104
Asian Paints, Ltd.	31,322	410,737
Aurobindo Pharma, Ltd.	40,100	451,063
Axis Bank, Ltd.	151,383	1,015,316
Bajaj Auto, Ltd.	7,067	256,753
Bajaj Finance, Ltd.	1,718	179,632
Bharat Electronics, Ltd.	10,525	194,583
Bharat Forge, Ltd.	15,914	209,816
Bharat Heavy Electricals, Ltd.	180,633	310,545
Bharat Petroleum Corp., Ltd.	17,432	238,042
Bharti Airtel, Ltd.	228,153	1,208,593
Bharti Infratel, Ltd.	58,719	338,672
Biocon, Ltd.	26,809	195,676
Bosch, Ltd.	842	264,269
Britannia Industries, Ltd.	2,871	116,470
Cadila Healthcare, Ltd.	31,126	148,950
Cipla, Ltd.	104,178	805,375
Coal India, Ltd.	158,773	699,970
Dabur India, Ltd.	41,544	156,772
DCB Bank, Ltd. (a)	85,495	102,314
DLF, Ltd.	76,656	132,829
Dr Reddy’s Laboratories, Ltd.	10,624	486,934
Eicher Motors, Ltd.	997	288,770
Emami, Ltd.	6,339	89,242
Escorts, Ltd.	57,146	120,164
GAIL India, Ltd.	53,816	289,630
Gillette India, Ltd.	1,083	72,154
Glenmark Pharmaceuticals, Ltd.	16,870	202,537
Godrej Consumer Products, Ltd.	18,502	385,784
Godrej Industries, Ltd.	21,818	116,960
Gujarat Mineral Development Corp., Ltd.	52,614	51,961
Gujarat Pipavav Port, Ltd. (a)	44,035	117,365
Havells India, Ltd.	41,844	203,051
HCL Technologies, Ltd.	58,813	723,012
HDFC Bank, Ltd.	193,076	3,123,007
Hero MotoCorp, Ltd.	14,086	626,572
Hindalco Industries, Ltd.	131,826	175,078
Hindustan Unilever, Ltd.	129,842	1,704,823

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hindustan Zinc, Ltd.	176,097	$488,224
Housing Development & Infrastructure, Ltd. (a)	76,909	84,954
Housing Development Finance Corp., Ltd.	209,714	3,501,224
ICICI Bank, Ltd.	613	2,191
ICICI Bank, Ltd. ADR	209,354	1,498,975
Idea Cellular, Ltd.	231,347	384,982
IDFC, Ltd.	170,581	104,194
Indiabulls Housing Finance, Ltd.	69,489	681,957
Indian Hotels Co., Ltd. (a)	369,855	552,639
Indian Oil Corp., Ltd.	63,384	376,729
IndusInd Bank, Ltd.	29,519	431,312
Infosys, Ltd. ADR	263,763	5,016,772
ITC, Ltd. GDR (a)	230,192	1,139,681
Jaiprakash Associates, Ltd. (a)	367,971	42,786
Jindal Steel & Power, Ltd. (a)	68,372	62,206
JSW Steel, Ltd.	17,378	336,748
Jubilant Foodworks, Ltd.	6,084	117,307
Just Dial, Ltd.	6,883	79,658
Kotak Mahindra Bank, Ltd.	83,341	856,598
KPIT Technologies, Ltd.	62,053	138,541
Larsen & Toubro, Ltd. GDR	36,481	658,482
LIC Housing Finance, Ltd.	44,148	328,764
Lupin, Ltd.	19,441	434,265
Mahindra & Mahindra Financial Services, Ltd.	43,935	161,914
Mahindra & Mahindra, Ltd.	66,884	1,222,794
Marico, Ltd.	61,107	225,429
Marksans Pharma, Ltd.	117,804	82,364
Max Financial Services, Ltd.	18,040	93,724
Max India, Ltd. (a)	20,880	29,490
Max Ventures & Industries, Ltd. (a)	4,176	3,338
Mindtree, Ltd.	15,574	153,629
Motherson Sumi Systems, Ltd.	47,542	191,288
NCC, Ltd.	90,610	103,715
Nestle India, Ltd.	2,515	218,653
NTPC, Ltd.	160,894	313,054
Oil & Natural Gas Corp., Ltd.	276,207	892,988
Page Industries, Ltd.	914	167,237
PI Industries, Ltd.	10,832	92,981
Power Finance Corp., Ltd.	48,301	124,978
Power Grid Corp. of India, Ltd.	102,880	216,099
Rajesh Exports, Ltd.	30,008	281,445
Reliance Capital, Ltd.	39,853	221,675
Reliance Communications, Ltd. (a)	224,021	169,143
Reliance Industries, Ltd. GDR (c)	111,793	3,527,069
Reliance Infrastructure, Ltd.	72,806	586,648
Rural Electrification Corp., Ltd.	45,184	113,399
Shriram City Union Finance, Ltd.	8,855	200,875
Shriram Transport Finance Co., Ltd.	21,347	307,250
Siemens, Ltd.	32,650	542,190
Sintex Industries, Ltd.	115,535	134,338
SKS Microfinance, Ltd. (a)	32,179	265,241
State Bank of India	201,205	590,193
Steel Authority of India, Ltd.	245,153	159,554
Strides Shasun, Ltd.	8,128	133,054
Sun Pharma Advanced Research Co., Ltd. (a)	14,517	62,915
Sun Pharmaceutical Industries, Ltd.	138,122	1,710,295

Suzlon Energy, Ltd. (a)	385,923	82,753
Tata Consultancy Services, Ltd.	71,461	2,719,667
Tata Motors, Ltd. (a)	221,978	1,295,884
Tata Steel, Ltd.	40,902	197,461
Tech Mahindra, Ltd.	60,168	431,527
Torrent Pharmaceuticals, Ltd.	5,516	111,636
UltraTech Cement, Ltd.	7,342	357,967
United Breweries, Ltd.	8,911	111,329
United Spirits, Ltd. (a)	10,713	404,335
UPL, Ltd.	34,017	245,384
Vakrangee, Ltd.	103,696	310,278
Vedanta, Ltd.	145,426	197,312
Wipro, Ltd. ADR (b)	97,972	1,232,488
WNS Holdings, Ltd. ADR (a)	10,116	309,954
Wockhardt, Ltd. (a)	5,231	76,934
Yes Bank, Ltd.	25,493	333,009
Zee Entertainment Enterprises, Ltd.	178,463	1,042,791

		58,089,521

INDONESIA — 4.1%
Ace Hardware Indonesia Tbk PT	2,306,300	155,667
Adaro Energy Tbk PT	2,794,900	135,951
AKR Corporindo Tbk PT	128,200	67,194
Astra International Tbk PT	2,974,100	1,626,110
Bank Central Asia Tbk PT	2,149,296	2,155,780
Bank Mandiri Persero Tbk PT	1,404,305	1,090,825
Bank Negara Indonesia Persero Tbk PT	538,200	211,059
Bank Rakyat Indonesia Persero Tbk PT	1,711,796	1,474,907
Charoen Pokphand Indonesia Tbk PT	362,600	98,170
Ciputra Surya Tbk PT	444,288	66,844
Citra Marga Nusaphala Persada Tbk PT (a)	347,044	47,764
Garda Tujuh Buana Tbk PT (a) (d)	127,500	—
Garuda Indonesia Persero Tbk PT (a)	3,385,500	112,339
Gudang Garam Tbk PT	96,400	474,730
Indocement Tunggal Prakarsa Tbk PT	274,525	408,371
Indosat Tbk PT (a)	741,948	345,515
Intiland Development Tbk PT	1,220,500	48,323
Kalbe Farma Tbk PT	978,100	106,588
Kawasan Industri Jababeka Tbk PT	6,371,784	124,937
Lippo Cikarang Tbk PT (a)	317,800	169,565
Lippo Karawaci Tbk PT	1,604,800	126,472
Matahari Department Store Tbk PT	91,100	126,070
Matahari Putra Prima Tbk PT	440,900	53,866
Media Nusantara Citra Tbk PT	448,400	73,719
Metropolitan Land Tbk PT	2,040,212	43,081
Modernland Realty Tbk PT	5,530,500	167,667
Pakuwon Jati Tbk PT	2,208,600	80,616
Pembangunan Perumahan Persero Tbk PT	582,200	169,479
Perusahaan Gas Negara Persero Tbk	1,742,840	343,705
Semen Indonesia Persero Tbk PT	537,000	412,064
Summarecon Agung Tbk PT	836,600	100,001
Surya Semesta Internusa Tbk PT	1,330,100	72,223
Telekomunikasi Indonesia Persero Tbk PT	8,381,170	2,101,613
Tiga Pilar Sejahtera Food Tbk (a)	883,800	78,982
Tower Bersama Infrastructure Tbk PT (a)	317,100	139,299

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Unilever Indonesia Tbk PT	64,200	$207,827
United Tractors Tbk PT	273,545	315,629
Wijaya Karya Persero Tbk PT	480,700	94,617

		13,627,569

MALAYSIA — 5.4%
7-Eleven Malaysia Holdings Bhd Class B	260,200	93,369
AEON Credit Service M Bhd	43,900	143,577
AirAsia Bhd	238,000	111,634
Alliance Financial Group Bhd	704,610	749,489
APM Automotive Holdings Bhd	73,300	75,714
Astro Malaysia Holdings Bhd	241,900	185,385
Axiata Group Bhd	458,279	691,853
Berjaya Auto Bhd	279,280	155,335
British American Tobacco Malaysia Bhd	15,100	209,151
Bursa Malaysia Bhd	236,134	538,663
Cahya Mata Sarawak Bhd	235,500	286,717
Carlsberg Brewery Malaysia Bhd Class B	193,303	692,651
CB Industrial Product Holding Bhd	219,800	127,886
CIMB Group Holdings Bhd	378,958	471,087
Coastal Contracts Bhd	111,700	46,953
Dialog Group Bhd	617,700	253,318
Eastern & Oriental Bhd (a)	569,641	240,909
Eco World Development Group Bhd (a)	324,300	119,696
Genting Bhd	483,000	1,213,226
Genting Malaysia Bhd	535,200	622,788
IJM Corp. Bhd	1,076,880	974,340
Inari Amertron Bhd	203,454	167,915
IOI Corp. Bhd	684,796	802,132
IOI Properties Group Bhd	472,313	279,647
Karex Bhd	271,550	264,485
KNM Group Bhd (a)	881,700	109,605
Kuala Lumpur Kepong Bhd	52,100	320,492
Land & General Bhd	1,168,700	103,345
Landmarks Bhd (a)	1,708,800	411,706
Lingkaran Trans Kota Holdings Bhd	57,200	74,771
Malayan Banking Bhd	468,678	1,083,551
Maxis Bhd	361,900	589,021
Media Prima Bhd	294,200	110,094
MKH Bhd	157,200	102,745
Muhibbah Engineering M Bhd	298,000	184,842
Nam Cheong, Ltd. (b)	371,100	29,763
Oldtown Bhd	198,400	75,261
OSK Holdings Bhd	841,225	362,235
Padini Holdings Bhd	208,800	110,782
PPB Group Bhd	103,500	443,022
Press Metal Bhd	170,600	115,876
Prestariang Bhd	193,000	145,931
Public Bank Bhd	185,720	893,969
Salcon Bhd	633,400	97,409
SapuraKencana Petroleum Bhd	209,500	99,877
Silverlake Axis, Ltd.	218,800	100,740
Sime Darby Bhd	354,402	722,157
TA Enterprise Bhd	713,500	106,984
Tambun Indah Land Bhd	403,800	150,073
Telekom Malaysia Bhd	140,109	237,016

Tenaga Nasional Bhd	323,250	1,154,967
TSH Resources Bhd	205,300	112,608
UEM Edgenta Bhd	87,700	82,047
Uzma Bhd (a)	130,400	59,493
Wah Seong Corp. Bhd	669,600	127,862
Yinson Holdings Bhd	151,300	107,808

		17,943,972

PHILIPPINES — 2.6%
ABS-CBN Holdings Corp.	180,000	222,825
Alliance Global Group, Inc.	768,100	275,245
Ayala Land, Inc.	1,562,188	1,195,941
BDO Unibank, Inc.	162,920	361,966
Belle Corp.	1,396,200	90,664
Bloomberry Resorts Corp. (a)	440,900	49,313
Cebu Air, Inc.	60,850	118,277
Cosco Capital, Inc.	1,761,500	283,095
D&L Industries, Inc.	1,558,600	325,294
DoubleDragon Properties Corp.	504,100	420,950
First Gen Corp.	1,140,570	548,672
First Philippine Holdings Corp.	414,487	594,118
Globe Telecom, Inc.	2,305	111,133
GMA Holdings, Inc.	171,200	25,097
GT Capital Holdings, Inc.	6,825	206,032
JG Summit Holdings, Inc.	331,730	571,675
Jollibee Foods Corp.	43,690	215,390
LT Group, Inc.	523,600	177,395
Metro Pacific Investments Corp.	1,249,300	159,266
Nickel Asia Corp.	682,184	77,930
Pepsi-Cola Products Philippines, Inc.	1,140,000	96,310
Philex Mining Corp.	877,900	106,580
Philex Petroleum Corp. (a)	149,243	7,585
Philippine Long Distance Telephone Co.	21,429	921,477
Puregold Price Club, Inc.	326,800	258,346
Robinsons Retail Holdings, Inc.	165,930	266,670
SM Investments Corp.	11,830	243,948
SM Prime Holdings, Inc.	1,013,200	483,000
Universal Robina Corp.	92,610	436,048

		8,850,242

SINGAPORE — 0.0% (e)
SIIC Environment Holdings, Ltd. (a) (b)	153,199	77,931

TAIWAN — 21.4%
Acer, Inc. (a)	710,395	272,601
Advanced Semiconductor Engineering, Inc.	1,007,636	1,172,507
Advantech Co., Ltd.	45,000	330,677
Airtac International Group	11,900	70,252
Asia Cement Corp.	917,073	837,744
Asustek Computer, Inc.	122,138	1,096,753
AU Optronics Corp. ADR	163,379	481,968
Catcher Technology Co., Ltd.	107,539	882,125
Cathay Financial Holding Co., Ltd.	1,344,604	1,610,567
Center Laboratories, Inc. (a)	46,900	102,153
Chang Hwa Commercial Bank, Ltd.	1,877,781	962,695
China Development Financial Holding Corp.	3,276,272	875,464
China Life Insurance Co., Ltd.	235,000	180,719

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Steel Chemical Corp.	24,877	$87,731
China Steel Corp.	2,083,625	1,450,199
Chlitina Holding, Ltd.	19,000	163,528
Chunghwa Telecom Co., Ltd.	423,268	1,440,090
Coland Holdings, Ltd.	115,411	172,127
Compal Electronics, Inc.	1,021,431	641,092
CTBC Financial Holding Co., Ltd.	2,781,255	1,469,094
Delta Electronics, Inc.	334,787	1,477,124
E.Sun Financial Holding Co., Ltd.	386,854	216,361
Eclat Textile Co., Ltd.	17,574	231,251
eMemory Technology, Inc.	16,000	184,937
Epistar Corp.	219,170	158,330
Everlight Electronics Co., Ltd.	165,996	276,454
Far Eastern New Century Corp.	1,172,170	957,870
Far EasTone Telecommunications Co., Ltd.	167,000	374,121
Feng TAY Enterprise Co., Ltd.	20,770	110,355
Firich Enterprises Co., Ltd.	32,359	84,356
First Financial Holding Co., Ltd.	2,371,099	1,171,404
Formosa Chemicals & Fibre Corp.	708,691	1,766,002
Formosa Petrochemical Corp.	215,000	617,931
Formosa Plastics Corp.	861,137	2,135,183
Foxconn Technology Co., Ltd.	239,277	536,782
Fubon Financial Holding Co., Ltd.	1,105,998	1,408,958
Giant Manufacturing Co., Ltd.	26,000	150,261
Hermes Microvision, Inc.	12,000	343,028
Himax Technologies, Inc. ADR (b)	19,371	217,730
Hiwin Technologies Corp.	24,620	109,009
Hon Hai Precision Industry Co., Ltd.	1,862,773	4,908,127
Hotai Motor Co., Ltd.	42,000	461,969
HTC Corp.	120,710	345,807
Hua Nan Financial Holdings Co., Ltd.	2,241,972	1,114,577
Innolux Corp.	978,753	342,126
Inotera Memories, Inc. (a)	293,000	265,379
Inventec Corp.	379,000	240,231
King Yuan Electronics Co., Ltd.	961,898	854,781
Largan Precision Co., Ltd.	14,710	1,140,363
Lite-On Technology Corp.	608,066	742,512
Macronix International (a)	1,465,374	191,231
Makalot Industrial Co., Ltd.	19,119	114,949
MediaTek, Inc.	196,219	1,505,906
Medigen Biotechnology Corp. (a)	20,000	43,935
Mega Financial Holding Co., Ltd.	1,619,148	1,152,078
Merry Electronics Co., Ltd.	22,000	37,596
MIN AIK Technology Co., Ltd.	38,000	63,640
Motech Industries, Inc. (a)	133,507	151,411
Nan Ya Plastics Corp.	935,759	1,965,489
Novatek Microelectronics Corp.	156,062	627,953
PChome Online, Inc.	17,010	187,362
Pegatron Corp.	352,630	822,847
Pou Chen Corp.	241,000	307,016
Powertech Technology, Inc.	292,518	663,492
President Chain Store Corp.	54,000	393,456
ProMOS Technologies, Inc. (a) (d)	1,135,850	0
Quanta Computer, Inc.	558,194	974,724
Radiant Opto-Electronics Corp.	47,000	91,126
Realtek Semiconductor Corp.	202,161	555,905
Shin Kong Financial Holding Co., Ltd.	2,555,980	513,039
Silicon Motion Technology Corp. ADR (b)	3,682	142,898

Siliconware Precision Industries Co., Ltd.	431,763	697,604
SinoPac Financial Holdings Co., Ltd.	3,018,723	933,268
Synnex Technology International Corp.	215,000	221,453
Tainan Enterprises Co., Ltd.	544,830	650,058
Taishin Financial Holding Co., Ltd.	2,751,715	970,419
Taiwan Cement Corp.	779,216	762,656
Taiwan FU Hsing Industrial Co., Ltd.	213,000	297,157
Taiwan Mobile Co., Ltd.	289,200	939,019
Taiwan Paiho, Ltd.	28,000	83,868
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	452,594	11,857,963
Tatung Co., Ltd. (a)	821,107	137,004
Teco Electric and Machinery Co., Ltd.	174,000	141,918
TPK Holding Co., Ltd.	26,000	56,550
Tripod Technology Corp.	398,361	722,852
Uni-President Enterprises Corp.	863,971	1,516,728
United Integrated Services Co., Ltd.	559,194	886,120
United Microelectronics Corp. ADR (b)	591,404	1,230,120
Walsin Lihwa Corp. (a)	546,000	144,881
Wistron Corp.	775,695	479,628
Yageo Corp.	244,564	403,503
Yuanta Financial Holding Co., Ltd.	1,790,383	639,740

		71,521,967

THAILAND — 4.6%
Advanced Info Service PCL	186,002	962,262
Airports of Thailand PCL	38,500	439,937
Bangkok Expressway & Metro PCL (a)	9,641,299	1,521,012
Bank of Ayudhya PCL NVDR	186,600	182,993
BEC World PCL	132,800	104,753
Big C Supercenter PCL	1,000	7,135
Big C Supercenter PCL NVDR	28,900	206,194
Bumrungrad Hospital PCL	39,000	235,020
Central Plaza Hotel PCL	53,900	65,498
Charoen Pokphand Foods PCL	258,000	178,943
Chularat Hospital PCL	2,145,100	163,413
CP ALL PCL	820,900	1,067,543
E for L Aim PCL	3,154,700	60,978
Electricity Generating PCL	248,118	1,258,927
Energy Absolute PCL	252,600	160,119
Gunkul Engineering PCL	260,325	196,095
Hana Microelectronics PCL	114,600	116,457
Ichitan Group PCL	148,800	54,986
Indorama Ventures PCL	185,100	119,962
IRPC PCL	3,317,639	476,239
Jasmine International PCL	682,125	67,476
Kasikornbank PCL	62,454	310,672
KCE Electronics PCL	175,000	392,979
MC Group PCL	330,900	122,277
Mega Lifesciences PCL	252,500	122,015
Minor International PCL	334,480	351,784
Nok Airlines PCL (a)	437,000	94,406
PTT Exploration & Production PCL	342,432	683,793
PTT Global Chemical PCL NVDR	86,800	149,272
PTT PCL	122,555	975,424
Raimon Land PCL (a)	3,688,100	136,286

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Siam Cement PCL NVDR	54,400	$720,591
Siam Commercial Bank PCL	262,797	1,053,280
SNC Former PCL	45,000	18,803
Somboon Advance Technology PCL	183,900	75,275
Srisawad Power 1979 PCL	268,694	322,692
Superblock PCL NVDR (a)	1,127,800	39,431
SVI PCL (a)	1,073,000	161,651
Thai Beverage PCL	1,091,000	579,285
Thai Oil PCL	428,264	843,015
Thai Union Group PCL	239,300	142,165
TMB Bank PCL	2,204,400	157,905
True Corp. PCL NVDR (a)	1,172,100	253,211

		15,352,154

TOTAL COMMON STOCKS (Cost $360,937,840)		333,339,731

RIGHTS — 0.0% (e)
HONG KONG — 0.0% (e)
Synertone Communication Corp. (expiring 4/21/16) (a)	232,460	2,368

INDIA — 0.0% (e)
Sun Pharma Advanced Research Co., Ltd. (expiring 4/15/16) (a)	625	396

TOTAL RIGHTS (Cost $6,986)		2,764

WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
CB Industrial Product Holding Bhd (expiring 11/6/19) (a)	44,233	5,555
Eastern & Oriental Bhd (expiring 7/21/19) (a)	207,231	10,889

		16,444

THAILAND — 0.0% (e)
Minor International PCL (expiring 11/3/17) (a)	15,460	2,074
Raimon Land PCL (expiring 6/14/18) (a)	1,943,475	13,259

		15,333

TOTAL WARRANTS (Cost $6,880)		31,777

SHORT-TERM INVESTMENTS — 4.3%
UNITED STATES — 4.3%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	13,241,139	13,241,139
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	890,350	890,350

TOTAL SHORT-TERM INVESTMENTS (Cost $14,131,489)		14,131,489

TOTAL INVESTMENTS — 104.0% (Cost $375,083,195)		347,505,761
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(13,209,394)

NET ASSETS — 100.0%		$334,296,367

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $183,124, representing 0.1% of the Fund’s net assets.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investment of cash collateral for securities loaned.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
China	$139,523,195	$617,822	$51,235		$140,192,252
Hong Kong	7,474,261	77,973	131,889		7,684,123
India	58,056,693	32,828	—		58,089,521
Indonesia	13,627,569	—	0	(a)	13,627,569
Malaysia	17,943,972	—	—		17,943,972

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Philippines	$8,850,242	$—	$—		$8,850,242
Singapore	77,931	—	—		77,931
Taiwan	71,521,967	—	0	(a)	71,521,967
Thailand	15,352,154	—	—		15,352,154
Rights
Hong Kong	—	2,368	—		2,368
India	396	—	—		396
Warrants
Malaysia	16,444	—	—		16,444
Thailand	15,333	—	—		15,333
Short-Term Investments	14,131,489	—	—		14,131,489

TOTAL INVESTMENTS	$346,591,646	$730,991	$183,124		$347,505,761

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CYPRUS — 0.6%
Globaltrans Investment PLC GDR (a)	29,718	$128,530

LUXEMBOURG — 0.1%
O’Key Group SA GDR	15,600	27,456

NETHERLANDS — 0.7%
VimpelCom, Ltd. ADR	35,547	151,430

RUSSIA — 97.6%
CTC Media, Inc.	35,490	69,560
Etalon Group, Ltd. GDR	26,921	49,535
Evraz PLC (a)	37,078	47,963
Exillon Energy PLC (a)	30,589	32,095
Gazprom Neft PAO ADR	14,303	159,478
Gazprom PAO ADR	775,255	3,343,675
Lenta, Ltd. GDR (a)	41,565	261,444
LSR Group PJSC GDR	48,899	111,245
Lukoil PJSC ADR	61,921	2,378,695
Magnit PJSC GDR	26,577	1,061,751
Magnitogorsk Iron & Steel Works OJSC GDR	30,786	133,611
Mail.Ru Group, Ltd. GDR (a)	18,067	392,054
Mechel ADR (a)	36,212	65,544
MegaFon PJSC GDR	20,237	222,607
MMC Norilsk Nickel PJSC ADR	83,558	1,078,734
Mobile TeleSystems PJSC ADR	83,683	676,996
Novatek OAO GDR	12,079	1,085,298
Novolipetsk Steel GDR	14,966	187,075
PhosAgro OAO GDR	18,061	254,660
PIK Group PJSC GDR (a)	66,182	245,204
Polymetal International PLC	47,790	466,395
QIWI PLC ADR	5,746	83,260
Rosneft OAO GDR	187,732	852,679
Rostelecom PJSC ADR	45,532	404,324
RusHydro PJSC ADR (b)	260,485	261,787
RusHydro PJSC ADR (b)	1,612	1,677
Sberbank of Russia PJSC ADR (b)	153,635	1,066,227
Sberbank of Russia PJSC ADR (b)	221,032	1,538,383

Severstal PAO GDR	36,029	381,187
Sistema JSFC GDR	31,214	201,642
Surgutneftegas OAO ADR (b)	116,906	783,270
Surgutneftegas OAO ADR (b)	161,038	938,852
Tatneft PAO ADR	34,780	1,107,395
TMK PAO GDR	14,327	43,411
United Co. RUSAL PLC	339,000	117,129
Urakali PJSC (a)	71,505	181,917
VTB Bank PJSC GDR	437,892	970,369
X5 Retail Group NV GDR (a)	18,684	396,101
Yandex NV Class A (a)	33,925	519,731

		22,172,960

UNITED STATES — 0.7%
Luxoft Holding, Inc. (a)	2,925	160,963

TOTAL COMMON STOCKS (Cost $35,723,013)		22,641,339

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d) (Cost $80,887)	80,887	80,887

TOTAL INVESTMENTS — 100.1% (Cost $35,803,900)		22,722,226
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(15,738)

NET ASSETS — 100.0%		$22,706,488

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Cyprus	$128,530	$—	$—	$128,530
Luxembourg	27,456	—	—	27,456
Netherlands	151,430	—	—	151,430
Russia	22,172,960	—	—	22,172,960
United States	160,963	—	—	160,963
Short-Term Investment	80,887	—	—	80,887

TOTAL INVESTMENTS	$22,722,226	$—	$—	$22,722,226

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.2%
AviChina Industry & Technology Co., Ltd. Class H	1,652,000	$1,239,551

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd. Class H	872,000	381,108

AIRLINES — 0.4%
Air China, Ltd. Class H	1,682,000	1,194,838
China Eastern Airlines Corp., Ltd. Class H (a) (b)	1,530,000	858,049
China Southern Airlines Co., Ltd. Class H	1,222,000	770,391
Shandong Airlines Co., Ltd. Class B	106,000	264,845

		3,088,123

AUTO COMPONENTS — 0.3%
Minth Group, Ltd.	596,000	1,387,700
Xinchen China Power Holdings, Ltd. (a) (b)	765,000	121,310
Xinyi Glass Holdings, Ltd. (a)	1,402,000	934,480

		2,443,490

AUTOMOBILES — 2.0%
BAIC Motor Corp., Ltd. Class H (c)	1,032,000	790,310
Brilliance China Automotive Holdings, Ltd. (a)	1,486,000	1,538,388
Byd Co., Ltd. Class H (a) (b)	422,500	2,423,919
Chongqing Changan Automobile Co., Ltd. Class B	666,600	1,248,712
Dongfeng Motor Group Co., Ltd. Class H	1,997,300	2,492,586
Geely Automobile Holdings, Ltd.	3,600,000	1,782,236
Great Wall Motor Co., Ltd. Class H	2,205,000	1,790,938
Guangzhou Automobile Group Co., Ltd. Class H	1,656,637	1,723,583
Qingling Motors Co., Ltd. Class H	2,532,000	796,498

		14,587,170

BANKS — 16.0%
Agricultural Bank of China, Ltd. Class H	16,148,000	5,808,371
Bank of China, Ltd. Class H	46,789,700	19,423,949
Bank of Chongqing Co., Ltd. Class H	1,802,500	1,461,697
Bank of Communications Co., Ltd. Class H	13,973,824	9,187,912
China CITIC Bank Corp., Ltd. Class H (b)	6,814,471	4,173,084
China Construction Bank Corp. Class H	57,864,623	36,927,485
China Merchants Bank Co., Ltd. Class H	2,869,235	6,029,553
China Minsheng Banking Corp., Ltd. Class H	4,451,300	4,154,864
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,878,000	992,684
Harbin Bank Co., Ltd. Class H (a) (c)	3,870,000	1,122,600
Huishang Bank Corp., Ltd. Class H	1,751,000	846,543
Industrial & Commercial Bank of China, Ltd. Class H	47,264,789	26,445,931

Shengjing Bank Co., Ltd. Class H (a) (c)	540,000	735,172

		117,309,845

BEVERAGES — 0.2%
Tibet Water Resources, Ltd. (a)	1,503,000	465,052
Tsingtao Brewery Co., Ltd. Class H (a)	215,000	816,310

		1,281,362

BIOTECHNOLOGY — 0.1%
China Biologic Products, Inc. (b)	4,054	464,102

BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	384,000	205,947

CAPITAL MARKETS — 2.5%
Central China Securities Co., Ltd. Class H	388,000	202,590
China Cinda Asset Management Co., Ltd. Class H	8,166,200	2,863,653
China Everbright, Ltd.	618,000	1,297,102
China Financial International Investments, Ltd. (a) (b)	4,290,000	392,687
China Galaxy Securities Co., Ltd. Class H	2,011,000	1,957,449
China Huarong Asset Management Co., Ltd. (a) (b) (c)	845,000	314,837
CITIC Securities Co., Ltd. Class H	1,327,000	3,110,256
GF Securities Co., Ltd. Class H (a) (b)	1,018,000	2,483,135
Guotai Junan International Holdings, Ltd. (a)	1,842,000	645,937
Haitong Securities Co., Ltd. Class H	1,907,400	3,260,744
Huatai Securities Co., Ltd. Class H (b) (c)	650,400	1,547,903
Noah Holdings, Ltd. ADS (a) (b)	15,627	388,800
Shenwan Hongyuan HK, Ltd.	540,000	263,854

		18,728,947

CHEMICALS — 0.4%
China BlueChemical, Ltd. Class H	2,048,000	517,508
China Lumena New Materials Corp. (a) (b) (e)	3,654,548	—
Fufeng Group, Ltd. (a)	575,000	183,103
Huabao International Holdings, Ltd. (b)	1,391,000	523,650
Sinopec Shanghai Petrochemical Co., Ltd. Class H (b)	2,593,999	1,314,298
Yingde Gases Group Co., Ltd.	1,123,500	430,191

		2,968,750

COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd.	1,872,000	2,090,043
Dongjiang Environmental Co., Ltd. Class H (a)	159,400	226,054
Yestar International Holdings Co., Ltd. (a)	740,000	311,968

		2,628,065

COMMUNICATIONS EQUIPMENT — 0.5%
BYD Electronic International Co., Ltd. (a) (b)	522,000	301,495
China All Access Holdings, Ltd. (a)	1,134,000	391,813

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Fiber Optic Network System Group, Ltd. (b)	1,155,600	$107,268
Comba Telecom Systems Holdings, Ltd.	1,230,273	218,883
Shanghai Potevio Co., Ltd. Class B (b)	264,700	520,136
SIM Technology Group, Ltd. (b)	4,330,000	214,922
Suncorp Technologies, Ltd. (a) (b)	8,260,000	152,282
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (c)	286,500	342,032
ZTE Corp. Class H	647,197	1,181,493

		3,430,324

CONSTRUCTION & ENGINEERING — 1.4%
China Communications Construction Co., Ltd. Class H	2,834,394	3,387,438
China Machinery Engineering Corp. Class H	490,000	342,394
China Railway Construction Corp., Ltd. Class H (a)	1,175,875	1,399,247
China Railway Group, Ltd. Class H	2,584,000	1,962,182
China Singyes Solar Technologies Holdings, Ltd. (a)	316,000	133,219
China State Construction International Holdings, Ltd.	1,062,000	1,582,755
Concord New Energy Group, Ltd. (a)	3,710,000	200,888
Metallurgical Corp. of China, Ltd. Class H	1,722,000	470,653
Sinopec Engineering Group Co., Ltd. Class H	1,020,000	825,831

		10,304,607

CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class H	955,000	2,560,933
BBMG Corp. Class H (a)	655,500	506,210
China National Building Material Co., Ltd. Class H (a)	2,612,000	1,212,292
China Resources Cement Holdings, Ltd.	825,163	252,127
China Shanshui Cement Group, Ltd. (a) (b) (e)	1,913,000	775,652
CSG Holding Co., Ltd. Class B	388,000	319,142
Dongpeng Holdings Co., Ltd.	565,000	308,120

		5,934,476

CONSUMER FINANCE — 0.1%
China Financial Services Holdings, Ltd.	3,170,000	257,473
Credit China Holdings, Ltd. (a)	1,576,000	658,313

		915,786

CONTAINERS & PACKAGING — 0.2%
AMVIG Holdings, Ltd.	1,302,000	543,860
Beijing Enterprises Clean Energy Group, Ltd. (b)	8,800,000	550,245
Greatview Aseptic Packaging Co., Ltd.	487,000	231,679

		1,325,784

DISTRIBUTORS — 0.1%
Hang Fat Ginseng Holdings Co., Ltd. (a)	6,480,000	40,936

Xinhua Winshare Publishing and Media Co., Ltd. Class H	629,000	544,132

		585,068

DIVERSIFIED CONSUMER SERVICES — 0.8%
Fu Shou Yuan International Group, Ltd.	670,000	479,401
New Oriental Education & Technology Group, Inc. ADR	102,124	3,532,469
TAL Education Group ADR (b)	44,719	2,221,640

		6,233,510

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,078,000	831,096

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
China Communications Services Corp., Ltd. Class H	3,249,600	1,483,080
China Telecom Corp., Ltd. Class H	9,082,951	4,801,116
China Unicom Hong Kong, Ltd.	3,583,805	4,731,248
CITIC Telecom International Holdings, Ltd. (a)	1,232,000	463,794

		11,479,238

ELECTRICAL EQUIPMENT — 0.9%
Boer Power Holdings, Ltd. (a)	202,000	159,380
China High Speed Transmission Equipment Group Co., Ltd. (b)	1,100,000	916,129
Dongfang Electric Corp., Ltd. Class H	255,000	210,732
Shanghai Electric Group Co., Ltd. Class H (a)	2,142,000	977,584
Tech Pro Technology Development, Ltd. (a) (b)	4,709,396	1,426,805
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (a)	283,600	405,845
Zhuzhou CRRC Times Electric Co., Ltd.	410,000	2,394,492

		6,490,967

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
AAC Technologies Holdings, Inc.	469,245	3,587,449
Anxin-China Holdings, Ltd. (a) (b) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H	628,030	357,068
Digital China Holdings, Ltd.	764,000	1,020,433
Dongxu Optoelectronic Technology Co., Ltd. Class B	2,444,400	1,629,274
Ju Teng International Holdings, Ltd.	1,112,000	573,451
Kingboard Chemical Holdings, Ltd.	632,499	1,091,057
Sunny Optical Technology Group Co., Ltd. (a)	387,000	1,087,674
Wasion Group Holdings, Ltd.	382,000	201,920

		9,548,326

ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a) (b)	924,000	96,491
China Oilfield Services, Ltd. Class H (a)	1,269,900	992,142
Hilong Holding, Ltd. (a)	670,000	82,060
Sinopec Oilfield Service Corp. Class H (a) (b)	1,356,000	298,942

		1,469,635

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 0.3%
China Resources Beer Holdings Co., Ltd.	815,751	$1,518,645
Sun Art Retail Group, Ltd. (a)	1,451,500	1,027,355

		2,546,000

FOOD PRODUCTS — 2.2%
Biostime International Holdings, Ltd. (a)	164,500	604,425
China Agri-Industries Holdings, Ltd. (a) (b)	1,653,600	509,518
China Huishan Dairy Holdings Co., Ltd. (a)	2,770,000	1,042,783
China Huiyuan Juice Group, Ltd. (b)	750,000	287,177
China Mengniu Dairy Co., Ltd.	1,876,220	2,984,904
China Milk Products Group, Ltd. (b) (e)	15,000	—
China Modern Dairy Holdings, Ltd. (a)	2,224,000	487,433
China Yurun Food Group, Ltd. (a) (b)	1,125,000	181,298
CP Pokphand Co., Ltd. (a)	3,396,000	354,637
Imperial Pacific International Holdings, Ltd. (a) (b)	30,950,300	622,474
Shenguan Holdings Group, Ltd.	1,510,000	155,739
Tingyi Cayman Islands Holding Corp. (a)	1,401,844	1,566,932
Uni-President China Holdings, Ltd. (a)	1,182,400	943,597
Want Want China Holdings, Ltd. (a)	4,455,933	3,303,223
WH Group, Ltd. (b) (c)	4,619,106	3,346,768
YuanShengTai Dairy Farm, Ltd. (a) (b)	2,355,000	127,518

		16,518,426

GAS UTILITIES — 0.6%
China Gas Holdings, Ltd. (a)	1,454,000	2,144,479
China Oil & Gas Group, Ltd. (b)	2,736,000	165,785
China Resources Gas Group, Ltd.	619,000	1,767,648

		4,077,912

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,708,000	1,087,793

HEALTH CARE PROVIDERS & SERVICES — 0.7%
China Jiuhao Health Industry Corp., Ltd. (a)	1,330,000	168,039
Phoenix Healthcare Group Co., Ltd.	393,000	435,228
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	663,400	1,310,285
Sinopharm Group Co., Ltd. Class H	738,000	3,334,846
Universal Health International Group Holding, Ltd.	674,000	73,860

		5,322,258

HOTELS, RESTAURANTS & LEISURE — 0.5%
Ajisen China Holdings, Ltd.	464,000	172,283
China Lodging Group, Ltd. ADR	18,715	715,100
China Travel International Investment Hong Kong, Ltd.	2,820,000	945,266
Homeinns Hotel Group ADR (a) (b)	15,390	548,653
Jinmao Investments and Jinmao China Investments Holdings, Ltd.	915,000	520,225
REXLot Holdings, Ltd. (a) (e)	5,602,210	238,344

Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,138,187	463,695

		3,603,566

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	950,000	1,655,891
Hisense Kelon Electrical Holdings Co., Ltd. Class H (b)	298,000	125,246
Skyworth Digital Holdings, Ltd.	1,761,001	1,089,764

		2,870,901

HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd. (a)	410,000	685,047

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.8%
Beijing Jingneng Clean Energy Co., Ltd. Class H (a)	1,250,000	399,662
CGN Power Co., Ltd. Class H (a) (c)	7,441,000	2,523,007
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	2,050,000	232,578
China Longyuan Power Group Corp., Ltd. Class H	2,218,000	1,641,364
China Power International Development, Ltd.	2,442,000	1,265,619
China Resources Power Holdings Co., Ltd.	1,274,092	2,381,772
Datang International Power Generation Co., Ltd. Class H	2,822,287	869,622
Huadian Fuxin Energy Corp., Ltd. Class H	1,736,000	405,097
Huadian Power International Corp., Ltd. Class H	1,044,000	664,904
Huaneng Power International, Inc. Class H	2,660,129	2,380,091
Huaneng Renewables Corp., Ltd. Class H	2,358,000	732,643

		13,496,359

INDUSTRIAL CONGLOMERATES — 1.2%
Beijing Enterprises Holdings, Ltd.	395,500	2,164,490
CITIC, Ltd. (a)	4,117,000	6,263,171
Shanghai Industrial Holdings, Ltd.	290,000	683,448

		9,111,109

INSURANCE — 5.8%
China Life Insurance Co., Ltd. Class H	4,593,040	11,333,748
China Pacific Insurance Group Co., Ltd. Class H	1,499,200	5,605,172
China Taiping Insurance Holdings Co., Ltd. (b)	763,491	1,677,278
CNinsure, Inc. ADR (a) (b)	27,513	220,654
New China Life Insurance Co., Ltd. Class H	386,900	1,364,230
People’s Insurance Co. Group of China, Ltd. Class H	4,613,000	1,950,692
PICC Property & Casualty Co., Ltd. Class H	2,918,858	5,351,111
Ping An Insurance Group Co. of China, Ltd. Class H	3,141,100	15,024,052

		42,526,937

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 3.4%
Ctrip.com International, Ltd. ADR (b)	183,648	$8,128,260
E-Commerce China Dangdang, Inc. Class A, ADR (b)	52,495	374,289
JD.com, Inc. ADR (b)	506,461	13,421,217
Qunar Cayman Islands, Ltd. ADR (a) (b)	18,982	753,585
Vipshop Holdings, Ltd. ADR (b)	192,153	2,474,931

		25,152,282

INTERNET SOFTWARE & SERVICES — 23.7%
21Vianet Group, Inc. ADR (b)	41,667	832,090
58.com, Inc. ADR (b)	12,758	709,983
Alibaba Group Holding, Ltd. ADR (a) (b)	678,689	53,636,792
Autohome, Inc. ADR (b)	11,364	317,510
Baidu, Inc. ADR (b)	166,621	31,804,616
Bitauto Holdings, Ltd. ADR (b)	19,900	493,321
NetEase, Inc. ADR	49,782	7,147,699
Phoenix New Media, Ltd. ADR (b)	39,328	175,010
Qihoo 360 Technology Co., Ltd. ADR (a) (b)	59,227	4,474,600
SINA Corp. (b)	45,714	2,165,472
Sohu.com, Inc. (b)	28,393	1,406,589
SouFun Holdings, Ltd. ADR (a)	121,875	730,031
Tencent Holdings, Ltd.	3,281,515	67,013,295
Youku Tudou, Inc. ADR (b)	82,338	2,263,472
YY, Inc. ADR (b)	18,862	1,161,711

		174,332,191

IT SERVICES — 0.3%
AGTech Holdings, Ltd. (b)	1,548,000	381,185
Chinasoft International, Ltd. (a) (b)	592,000	217,519
Hi Sun Technology China, Ltd. (a) (b)	1,470,000	246,373
TravelSky Technology, Ltd. Class H (a)	863,000	1,413,012

		2,258,089

MACHINERY — 1.4%
China Conch Venture Holdings, Ltd.	713,500	1,407,398
China Huarong Energy Co., Ltd. (a) (b)	579,900	65,791
China International Marine Containers Group Co., Ltd. Class H	548,300	859,574
CIMC Enric Holdings, Ltd. (a)	620,000	329,322
CRRC Corp., Ltd. Class H (a)	2,630,950	2,649,080
First Tractor Co., Ltd. Class H	496,000	274,328
Haitian International Holdings, Ltd.	641,000	1,099,110
Lonking Holdings, Ltd.	2,352,000	418,454
Weichai Power Co., Ltd. Class H	1,043,840	1,169,459
Yangzijiang Shipbuilding Holdings, Ltd.	1,897,600	1,380,995
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (a)	913,200	350,843

		10,004,354

MARINE — 0.3%
China COSCO Holdings Co., Ltd. Class H (a) (b)	1,502,175	582,933
China Shipping Container Lines Co., Ltd. Class H (a) (b)	2,231,500	509,215
China Shipping Development Co., Ltd. Class H (a)	777,800	514,419

SITC International Holdings Co., Ltd.	717,000	354,037

		1,960,604

MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (a) (b)	6,100,000	1,391,985
Poly Culture Group Corp., Ltd. Class H	98,100	230,435
Wisdom Sports Group (a)	414,000	137,706

		1,760,126

METALS & MINING — 1.1%
Aluminum Corp. of China, Ltd. Class H (a) (b)	3,392,000	1,080,150
Angang Steel Co., Ltd. Class H (a)	1,085,720	503,909
China Hongqiao Group, Ltd. (a)	452,000	314,093
China Metal Recycling Holdings, Ltd. (a) (b) (e)	268,085	—
China Molybdenum Co., Ltd. Class H (a)	3,558,000	582,561
China Precious Metal Resources Holdings Co., Ltd. (a) (b)	4,084,000	125,839
China Zhongwang Holdings, Ltd. (a)	857,200	423,265
Jiangxi Copper Co., Ltd. Class H	1,204,000	1,445,132
Maanshan Iron & Steel Co., Ltd. Class H (a) (b)	1,858,000	344,937
MMG, Ltd. (a) (b)	1,244,000	277,458
Shougang Fushan Resources Group, Ltd.	2,774,000	350,481
Zhaojin Mining Industry Co., Ltd. Class H (a)	935,000	725,671
Zijin Mining Group Co., Ltd. Class H (a)	5,586,750	1,728,629

		7,902,125

MULTILINE RETAIL — 0.2%
Golden Eagle Retail Group, Ltd. (a)	501,120	587,269
Intime Retail Group Co., Ltd. (a)	707,500	575,556
Parkson Retail Group, Ltd. (a)	1,707,500	182,713

		1,345,538

OIL, GAS & CONSUMABLE FUELS — 5.5%
China Coal Energy Co., Ltd. Class H (a)	2,994,013	1,242,914
China Petroleum & Chemical Corp. Class H	15,970,640	10,480,247
China Shenhua Energy Co., Ltd. Class H	2,248,200	3,536,113
China Suntien Green Energy Corp., Ltd. Class H (a)	1,015,000	112,537
CNOOC, Ltd.	10,312,174	12,178,032
Kunlun Energy Co., Ltd. (a)	2,533,400	2,201,380
NewOcean Energy Holdings, Ltd. (a)	762,000	274,088
PetroChina Co., Ltd. Class H	12,962,930	8,623,514
Sinopec Kantons Holdings, Ltd.	1,082,000	518,921
United Energy Group, Ltd. (b)	3,056,000	133,957
Yanzhou Coal Mining Co., Ltd. Class H (a)	1,497,900	782,113

		40,083,816

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd.	1,916,000	1,311,660
Nine Dragons Paper Holdings, Ltd.	1,544,000	1,168,468

		2,480,128

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.6%
Hengan International Group Co., Ltd.	515,000	$4,468,417

PHARMACEUTICALS — 1.4%
China Animal Healthcare, Ltd. (b) (e)	763,600	127,980
China Medical System Holdings, Ltd.	804,300	1,115,737
China Shineway Pharmaceutical Group, Ltd.	315,000	379,711
Consun Pharmaceutical Group, Ltd.	621,000	323,448
CSPC Pharmaceutical Group, Ltd.	1,606,000	1,453,497
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	206,000	465,300
Hua Han Health Industry Holdings, Ltd. (a)	3,944,400	427,161
Luye Pharma Group, Ltd. (b)	1,112,500	860,563
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	200,000	318,183
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	218,000	601,453
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	486,000	374,687
Sino Biopharmaceutical, Ltd.	3,274,000	2,456,592
SSY Group, Ltd. (a)	1,746,332	553,851
Tong Ren Tang Technologies Co., Ltd. Class H (a)	391,000	628,096

		10,086,259

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.9%
Agile Property Holdings, Ltd. (a)	1,502,747	838,890
Beijing Capital Land, Ltd. Class H	876,000	364,786
Carnival Group International Holdings, Ltd. (a) (b)	7,346,800	1,022,948
China Jinmao Holdings Group, Ltd.	1,674,000	466,166
China Overseas Land & Investment, Ltd.	2,865,862	9,070,645
China Overseas Property Holdings, Ltd. (a) (b)	972,620	141,694
China Resources Land, Ltd.	1,888,555	4,845,227
China South City Holdings, Ltd. (a)	2,240,000	462,061
China Vanke Co., Ltd. Class H	937,664	2,299,266
Colour Life Services Group Co., Ltd.	303,000	232,039
Country Garden Holdings Co., Ltd. (a)	5,674,500	2,253,252
Dalian Wanda Commercial Properties Co., Ltd. Class H (c)	422,100	2,500,531
E-House China Holdings, Ltd. ADR (a)	57,412	357,103
Evergrande Real Estate Group, Ltd. (a)	3,341,000	2,580,089
First Sponsor Group, Ltd.	644,141	583,582
Future Land Holdings Co., Ltd. Class A (b)	452,534	962,780
Greentown China Holdings, Ltd. (b)	391,000	307,999
Guangzhou R&F Properties Co., Ltd. Class H (a)	930,224	1,333,594
Hopson Development Holdings, Ltd. (a) (b)	376,000	371,804
Hydoo International Holding, Ltd. (a)	1,362,000	186,129
Kaisa Group Holdings, Ltd. (a) (b) (e)	1,416,000	—
KWG Property Holding, Ltd.	759,092	499,110
Longfor Properties Co., Ltd.	853,000	1,216,286
Poly Property Group Co., Ltd. (a)	1,341,000	366,519

Redco Properties Group, Ltd. (c)	201,100	145,188
Renhe Commercial Holdings Co., Ltd. (a) (b)	9,145,000	365,491
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	297,650	508,386
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	399,200	1,331,731
Shenzhen Investment, Ltd.	1,817,432	721,673
Shimao Property Holdings, Ltd.	1,110,441	1,643,496
Shui On Land, Ltd. (a)	3,157,000	850,653
Sino-Ocean Land Holdings, Ltd.	3,283,212	1,553,447
SOHO China, Ltd. (a)	969,000	462,229
Sunac China Holdings, Ltd.	1,204,300	810,469
Yanlord Land Group, Ltd. (a)	424,000	384,138
Yuexiu Property Co., Ltd.	6,562,000	947,514
Yuzhou Properties Co., Ltd.	2,621,840	689,553

		43,676,468

ROAD & RAIL — 0.3%
CAR, Inc. (a) (b)	829,300	972,937
Dazhong Transportation Group Co., Ltd. Class B	248,000	318,680
Guangshen Railway Co., Ltd. Class H (a)	1,374,000	589,878

		1,881,495

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
China Soft Power Technology Holdings, Ltd. (b)	2,219,000	80,103
GCL-Poly Energy Holdings, Ltd. (a)	7,364,000	1,215,221
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	17,589,376	—
JinkoSolar Holding Co., Ltd. ADR (a) (b)	14,295	298,908
Semiconductor Manufacturing International Corp. (b)	21,154,000	1,881,798
Shunfeng International Clean Energy, Ltd. (b)	676,000	132,471
Trina Solar, Ltd. ADR (b)	57,185	568,419
Xinyi Solar Holdings, Ltd. (a)	2,474,000	880,319

		5,057,239

SOFTWARE — 0.4%
Boyaa Interactive International, Ltd.	287,000	115,813
Cheetah Mobile, Inc. ADR (a) (b)	15,237	248,820
Kingdee International Software Group Co., Ltd. (a)	1,090,000	351,316
Kingsoft Corp., Ltd. (a)	530,000	1,242,228
NetDragon Websoft, Inc.	196,000	566,025
Shanghai Baosight Software Co., Ltd. Class B	157,400	610,712
V1 Group, Ltd. (a)	2,086,000	116,986

		3,251,900

SPECIALTY RETAIL — 0.3%
Baoxin Auto Group, Ltd. (a)	659,000	416,306
BEP International Holdings, Ltd.	4,720,000	377,281
China Harmony New Energy Auto Holding, Ltd.	329,000	174,329
GOME Electrical Appliances Holding, Ltd. (a)	7,310,279	1,055,561

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hengdeli Holdings, Ltd.	2,712,895	$223,844
Zhongsheng Group Holdings, Ltd.	550,500	266,856

		2,514,177

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Coolpad Group, Ltd. (b)	2,853,400	474,552
Lenovo Group, Ltd. (a)	4,556,000	3,547,742
TCL Communication Technology Holdings, Ltd. (a)	367,000	241,306

		4,263,600

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
ANTA Sports Products, Ltd.	640,000	1,409,286
Belle International Holdings, Ltd.	3,691,000	2,136,593
Bosideng International Holdings, Ltd. (a)	3,422,000	273,529
China Dongxiang Group Co., Ltd.	3,209,000	649,532
China Jicheng Holdings, Ltd. (b) (c)	2,125,000	326,015
Cosmo Lady China Holdings Co., Ltd. (a) (c)	316,000	255,438
Lao Feng Xiang Co., Ltd. Class B	154,111	596,872
Li Ning Co., Ltd. (a) (b)	1,334,207	615,797
Shenzhou International Group Holdings, Ltd.	413,000	2,246,953

		8,510,015

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd. (a) (b)	1,860,000	148,674

TRANSPORTATION INFRASTRUCTURE — 1.8%
Anhui Expressway Co., Ltd. Class H	534,000	415,824
Beijing Capital International Airport Co., Ltd. Class H	1,403,939	1,498,684
China Merchants Holdings International Co., Ltd.	1,267,828	3,767,582
COSCO International Holdings, Ltd. (a)	648,000	333,334
COSCO Pacific, Ltd.	1,018,163	1,333,652
Dalian Port PDA Co., Ltd. Class H (a)	550,000	258,814
HNA Infrastructure Co., Ltd.	415,000	464,407
Jiangsu Expressway Co., Ltd. Class H	758,795	1,021,307
Qingdao Port International Co., Ltd. Class H (c)	903,000	420,268
Shenzhen Expressway Co., Ltd. Class H	686,000	598,748
Shenzhen International Holdings, Ltd. (a)	697,795	1,131,722
Sichuan Expressway Co., Ltd. Class H (a)	860,000	284,946
Xiamen International Port Co., Ltd. Class H	1,045,000	214,212
Yuexiu Transport Infrastructure, Ltd. (a)	404,000	271,884
Zhejiang Expressway Co., Ltd. Class H	820,000	879,566

		12,894,950

WATER UTILITIES — 0.7%
Beijing Enterprises Water Group, Ltd. (a) (b)	3,330,000	2,086,469
CT Environmental Group, Ltd. (a)	1,862,400	547,443

Guangdong Investment, Ltd.	2,010,000	2,542,123
Kangda International Environmental Co., Ltd. (a) (b) (c)	790,000	183,329

		5,359,364

WIRELESS TELECOMMUNICATION SERVICES — 5.2%
China Mobile, Ltd.	3,405,004	37,950,196

TOTAL COMMON STOCKS (Cost $845,824,316)		733,063,592

SHORT-TERM INVESTMENTS — 7.8%
UNITED STATES — 7.8%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	55,872,402	55,872,402
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	1,946,769	1,946,769

TOTAL SHORT-TERM INVESTMENTS (Cost $57,819,171)		57,819,171

TOTAL INVESTMENTS — 107.6% (Cost $903,643,487)		790,882,763
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(56,173,329)

NET ASSETS — 100.0%		$734,709,434

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $1,141,976, representing 0.2% of the Fund’s net assets.
(f)	Investment of cash collateral for securities loaned.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,239,551	$—	$—		$1,239,551
Air Freight & Logistics	381,108	—	—		381,108
Airlines	3,088,123	—	—		3,088,123
Auto Components	2,443,490	—	—		2,443,490
Automobiles	14,587,170	—	—		14,587,170
Banks	117,309,845	—	—		117,309,845
Beverages	1,281,362	—	—		1,281,362
Biotechnology	464,102	—	—		464,102
Building Products	205,947	—	—		205,947
Capital Markets	18,728,947	—	—		18,728,947
Chemicals	2,968,750	—	0	(a)	2,968,750
Commercial Services & Supplies	2,628,065	—	—		2,628,065
Communications Equipment	2,248,831	1,181,493	—		3,430,324
Construction & Engineering	10,304,607	—	—		10,304,607
Construction Materials	5,158,824	—	775,652		5,934,476
Consumer Finance	915,786	—	—		915,786
Containers & Packaging	1,325,784	—	—		1,325,784
Distributors	585,068	—	—		585,068
Diversified Consumer Services	6,233,510	—	—		6,233,510
Diversified Financial Services	831,096	—	—		831,096
Diversified Telecommunication Services	11,479,238	—	—		11,479,238
Electrical Equipment	6,490,967	—	—		6,490,967
Electronic Equipment, Instruments & Components	9,548,326	—	0	(a)	9,548,326
Energy Equipment & Services	1,469,635	—	—		1,469,635
Food & Staples Retailing	2,546,000	—	—		2,546,000
Food Products	16,518,426	—	0	(a)	16,518,426
Gas Utilities	4,077,912	—	—		4,077,912
Health Care Equipment & Supplies	1,087,793	—	—		1,087,793
Health Care Providers & Services	5,322,258	—	—		5,322,258
Hotels, Restaurants & Leisure	3,365,222	—	238,344		3,603,566
Household Durables	2,870,901	—	—		2,870,901
Household Products	685,047	—	—		685,047
Independent Power Producers & Energy Traders	13,496,359	—	—		13,496,359
Industrial Conglomerates	9,111,109	—	—		9,111,109
Insurance	42,526,937	—	—		42,526,937
Internet & Catalog Retail	25,152,282	—	—		25,152,282
Internet Software & Services	174,332,191	—	—		174,332,191

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
IT Services	$2,258,089	$—	$—		$2,258,089
Machinery	10,004,354	—	—		10,004,354
Marine	1,960,604	—	—		1,960,604
Media	1,760,126	—	—		1,760,126
Metals & Mining	7,902,125	—	0	(a)	7,902,125
Multiline Retail	1,345,538	—	—		1,345,538
Oil, Gas & Consumable Fuels	40,083,816	—	—		40,083,816
Paper & Forest Products	2,480,128	—	—		2,480,128
Personal Products	4,468,417	—	—		4,468,417
Pharmaceuticals	9,958,279	—	127,980		10,086,259
Real Estate Management & Development	42,344,737	1,331,731	0	(a)	43,676,468
Road & Rail	1,881,495	—	—		1,881,495
Semiconductors & Semiconductor Equipment	5,057,239	—	0	(a)	5,057,239
Software	3,251,900	—	—		3,251,900
Specialty Retail	2,514,177	—	—		2,514,177
Technology Hardware, Storage & Peripherals	4,263,600	—	—		4,263,600
Textiles, Apparel & Luxury Goods	8,510,015	—	—		8,510,015
Trading Companies & Distributors	148,674	—	—		148,674
Transportation Infrastructure	12,894,950	—	—		12,894,950
Water Utilities	5,359,364	—	—		5,359,364
Wireless Telecommunication Services	37,950,196	—	—		37,950,196
Short-Term Investments	57,819,171	—	—		57,819,171

TOTAL INVESTMENTS	$787,227,563	$2,513,224	$1,141,976		$790,882,763

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
AVIC Aero-Engine Controls Co., Ltd. Class A	700	$3,166
AVIC Aircraft Co., Ltd. Class A	1,400	4,188
Avic Aviation Engine Corp. PLC Class A	800	4,885
AVIC Helicopter Co., Ltd. Class A	400	2,691
Changchun UP Optotech Co., Ltd. Class A	300	2,558
China Avionics Systems Co., Ltd. Class A	800	2,448
China Spacesat Co., Ltd. Class A	700	3,864
Sichuan Chengfa Aero-Science & Technology Co., Ltd. Class A	400	2,653

		26,453

AIR FREIGHT & LOGISTICS — 0.6%
Citic Offshore Helicopter Co., Ltd. Class A	1,300	2,836
Jiangsu Aucksun Co., Ltd. Class A	4,700	6,090
Sinotrans Air Transportation Development Co., Ltd. Class A	1,100	3,298

		12,224

AIRLINES — 1.0%
Air China, Ltd. Class A	3,000	3,182
China Eastern Airlines Corp., Ltd. Class A (a)	4,300	4,042
China Southern Airlines Co., Ltd. Class A	4,700	4,585
Hainan Airlines Co., Ltd. Class A	11,900	5,833
Spring Airlines Co., Ltd. Class A	700	5,024

		22,666

AUTO COMPONENTS — 1.8%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	1,500	4,938
Fangda Special Steel Technology Co., Ltd. Class A	2,400	1,866
Fengfan Stock, Ltd. Co. Class A	1,000	5,087
Fuyao Glass Industry Group Co., Ltd. Class A	2,500	5,756
Greatoo Intelligent Equipment, Inc.	1,700	4,342
Huayu Automotive Systems Co., Ltd. Class A	1,700	4,000
Sailun Jinyu Group Co., Ltd. Class A	2,700	3,452
Wanxiang Qianchao Co., Ltd. Class A	1,300	3,363
Weifu High-Technology Group Co., Ltd. Class A	1,000	2,969
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	400	2,387

		38,160

AUTOMOBILES — 1.2%
Anhui Jianghuai Automobile Co., Ltd. Class A	1,400	2,461
Beiqi Foton Motor Co., Ltd. Class A	5,300	4,458
Byd Co., Ltd. Class A (a)	700	6,365
Chongqing Changan Automobile Co., Ltd. Class A	2,200	5,364
FAW CAR Co., Ltd. Class A	1,500	3,268
Haima Automobile Group Co., Ltd. Class A (a)	4,100	3,563

		25,479

BANKS — 10.3%
Agricultural Bank of China, Ltd. Class A	38,400	18,999
Bank of Beijing Co., Ltd. Class A	1,900	2,961
Bank of China, Ltd. Class A	37,100	19,503

Bank of Communications Co., Ltd. Class A	12,800	11,024
Bank of Nanjing Co., Ltd. Class A	2,200	5,477
Bank of Ningbo Co., Ltd. Class A	3,000	6,248
China CITIC Bank Corp., Ltd. Class A (a)	3,200	3,003
China Everbright Bank Co., Ltd. Class A	20,300	11,770
China Merchants Bank Co., Ltd. Class A	10,300	25,624
China Minsheng Banking Corp., Ltd. Class A	14,500	20,424
Huaxia Bank Co., Ltd. Class A	6,100	9,583
Industrial & Commercial Bank of China, Ltd. Class A	15,600	10,348
Industrial Bank Co., Ltd. Class A	14,400	34,577
Ping An Bank Co., Ltd. Class A	7,100	11,681
Shanghai Pudong Development Bank Co., Ltd. Class A	11,400	31,604

		222,826

BEVERAGES — 3.4%
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,637
Chongqing Brewery Co. Class A	2,200	4,606
Hainan Yedao Co., Ltd. Class A (a)	1,400	2,760
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	300	2,396
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	500	5,164
Kweichow Moutai Co., Ltd. Class A	1,000	38,289
Luzhou Laojiao Co., Ltd. Class A	1,400	5,336
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	3,078
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (a)	1,200	3,390
Tsingtao Brewery Co., Ltd. Class A	700	3,106
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A	2,100	2,981

		74,743

BIOTECHNOLOGY — 0.7%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	2,205
Chengzhi Co., Ltd. Class A	900	2,232
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	600	2,747
Hualan Biological Engineering, Inc. Class A	500	3,432
Shanghai RAAS Blood Products Co., Ltd. Class A	900	5,311

		15,927

BUILDING PRODUCTS — 0.4%
Der Future Science & Technology Holding Group Co., Ltd. Class A	900	3,549
Shenzhen Bauing Construction Holding Group Co., Ltd. Class A (a)	1,700	3,077
Zhejiang Dun’An Artificial Environment Co., Ltd. Class A (a)	1,400	2,667

		9,293

CAPITAL MARKETS — 6.2%
China Merchants Securities Co., Ltd. Class A	3,700	10,234
CITIC Securities Co., Ltd. Class A	3,600	9,908
Dongxing Securities Co., Ltd. Class A	1,800	7,512
Everbright Securities Co., Ltd. Class A	2,100	6,202
GF Securities Co., Ltd. Class A	3,100	8,014
Guosen Securities Co., Ltd. Class A	2,300	5,839
Haitong Securities Co., Ltd. Class A	3,600	7,954
Huatai Securities Co., Ltd. Class A	3,000	7,936

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Industrial Securities Co., Ltd. Class A	5,590	$7,597
Northeast Securities Co., Ltd. Class A	3,000	6,563
Orient Securities Co., Ltd. Class A	2,200	6,909
Pacific Securities Co., Ltd. Class A	7,670	8,183
Sealand Securities Co., Ltd. Class A	3,300	5,960
Shanxi Securities Co., Ltd. Class A	2,700	4,951
Shenwan Hongyuan Group Co., Ltd. Class A (a)	6,600	9,072
Sinolink Securities Co., Ltd. Class A	2,600	5,801
Southwest Securities Co., Ltd. Class A	5,500	7,237
Western Securities Co., Ltd. Class A	1,800	7,520

		133,392

CHEMICALS — 4.9%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	2,016
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A	4,100	3,144
Befar Group Co., Ltd. Class A	4,600	4,908
China Hainan Rubber Industry Group Co., Ltd. Class A	3,200	2,964
Hubei Biocause Pharmaceutical Co., Ltd. Class A (a)	2,700	3,323
Hubei Kaile Science & Technology Co., Ltd. Class A (a)	1,400	2,407
Hubei Xinyangfeng Fertilizer Co., Ltd. Class A (a)	700	2,845
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	2,200	2,636
Jiangsu Huifeng Agrochemical Co., Ltd. Class A	800	3,618
Jiangsu Kangde Xin Composite Material Co., Ltd. Class A	800	4,081
Jiangsu Protruly Vision Technology Group Co., Ltd. Class A (a)	1,500	3,734
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	2,616
Jilin Gpro Titanium Industry Co., Ltd. Class A (a)	2,800	2,914
Kingenta Ecological Engineering Group Co., Ltd. Class A	1,100	2,703
Kingfa Sci & Tech Co., Ltd. Class A	3,000	2,964
Luxi Chemical Group Co., Ltd. Class A	3,600	3,045
Nanjing Redsun Co., Ltd. Class A	1,500	3,214
Qinghai Salt Lake Industry Co., Ltd. Class A	1,100	3,272
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	1,800	3,365
Shanghai 3F New Materials Co. Class A	1,600	3,389
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A (a)	1,500	3,316
Shanghai Pret Composites Co., Ltd. Class A	900	3,401
Shenzhen Noposion Agrochemicals Co., Ltd. Class A	1,000	1,792
Sinoma Science & Technology Co., Ltd. Class A	900	2,647
Sinopec Shanghai Petrochemical Co., Ltd. Class A (a)	3,500	3,691
Tongkun Group Co., Ltd. Class A	1,500	2,688
Valiant Co., Ltd. Class A	1,300	6,338
Wanhua Chemical Group Co., Ltd. Class A	1,400	3,193

Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A (a)	600	1,944
Yueyang Xingchang Petrochemical Class A	700	3,651
Zhejiang Huafeng Spandex Co., Ltd. Class A	3,200	2,439
Zhejiang Longsheng Group Co., Ltd. Class A	2,500	4,101
Zhejiang Shenghua Biok Biology Co., Ltd. Class A	3,000	4,393

		106,752

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Beijing GeoEnviron Engineering & Technology, Inc. Class A	200	1,874
China Zhonghua Geotechnical Engineering Co., Ltd. Class A	1,400	2,581
Eternal Asia Supply Chain Management, Ltd. Class A (a)	800	3,643
Jihua Group Corp., Ltd. Class A	2,300	3,343
Shaanxi Jinye Science Technology & Education Group Co., Ltd. Class A	2,000	3,167
Shanghai Jielong Industry Group Corp., Ltd. Class A	600	2,458
Shenzhen Comix Group Co., Ltd. Class A	1,400	4,024
Tungkong, Inc. Class A	600	2,975

		24,065

COMMUNICATIONS EQUIPMENT — 1.2%
Addsino Co., Ltd. Class A (a)	1,000	2,307
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	4,279
Guangzhou Haige Communications Group, Inc. Co. Class A	1,600	3,199
Hengtong Optic-electric Co., Ltd. Class A	1,700	3,070
Shenzhen Coship Electronics Co., Ltd. Class A (a)	2,200	3,539
Shenzhen Keybridge Communications Co., Ltd. Class A	1,200	2,560
Tianjin Xinmao Science & Technology Co., Ltd. Class A (a)	1,000	3,132
ZTE Corp. Class A	2,000	4,787

		26,873

CONSTRUCTION & ENGINEERING — 3.0%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A	2,500	1,936
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	3,818
China Gezhouba Group Co., Ltd. Class A	4,400	4,095
China National Chemical Engineering Co., Ltd. Class A	4,200	3,818
China Railway Construction Corp., Ltd. Class A	1,500	2,600
China Railway Group, Ltd. Class A	4,900	6,099
China State Construction Engineering Corp., Ltd. Class A	13,600	11,986
East China Engineering Science and Technology Co., Ltd. Class A	1,000	2,254
Metallurgical Corp. of China, Ltd. Class A	11,600	7,533
Power Construction Corp. of China, Ltd. Class A	5,300	5,294
Shandong Longquan Pipeline Engineering Co., Ltd. Class A	1,000	2,049

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Shanghai Construction Group Co., Ltd. Class A	3,600	$2,995
Shanghai Tunnel Engineering Co., Ltd. Class A	1,900	2,421
Shenzhen Tagen Group Co., Ltd. Class A	1,000	2,178
Sichuan Road & Bridge Co., Ltd. Class A	4,400	2,806
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	1,300	3,433

		65,315

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class A	1,700	4,440
Anhui Xinli Finance Co., Ltd. Class A (a)	700	2,914
East China Construction Group Co., Ltd. Class A (a)	700	1,806
Shandong Jinjing Science & Technology Co., Ltd. Class A (a)	4,700	3,227
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	800	3,112

		15,499

CONTAINERS & PACKAGING — 1.0%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	1,800	2,819
Kee Ever Bright Decorative Technology Co., Ltd. Class A (a)	400	3,800
Org Packaging Co., Ltd. Class A	1,200	4,527
Shanghai Zi Jiang Enterprise Group Co., Ltd. Class A	3,400	2,923
Shenzhen Beauty Star Co., Ltd. Class A (a)	2,700	5,390
Zhejiang Great Southeast Co., Ltd. Class A (a)	2,000	2,106

		21,565

DISTRIBUTORS — 0.1%
Shanghai Shenhua Holdings Co., Ltd. Class A (a)	2,900	1,825

DIVERSIFIED CONSUMER SERVICES — 0.5%
But One Information Corp. Xi an Class A (a)	1,300	8,653
Zhejiang Yasha Decoration Co., Ltd. Class A	1,200	2,512

		11,165

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Avic Capital Co., Ltd. Class A	2,100	4,039
Bohai Financial Investment Holding Co., Ltd. Class A	2,900	3,386

		7,425

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
263 Network Communications Co., Ltd. Class A	1,700	3,406
Dr Peng Telecom & Media Group Co., Ltd. Class A	1,000	3,283

		6,689

ELECTRIC UTILITIES — 0.2%
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	3,785

ELECTRICAL EQUIPMENT — 4.2%
Anhui Xinlong Electrical Co., Ltd. (a)	1,100	2,582
Beijing Sifang Automation Co., Ltd. Class A	1,200	1,818
China XD Electric Co., Ltd. Class A	3,700	3,215
Citychamp Dartong Co., Ltd. Class A	2,100	2,146

Dongfang Electric Corp., Ltd. Class A	1,400	2,429
Dongfang Electronics Co., Ltd. Class A (a)	5,600	4,632
Fangda Carbon New Material Co., Ltd. Class A (a)	1,800	2,844
Genimous Investment Co., Ltd. Class A (a)	1,400	6,180
GuangDong Huasheng Electrical Appliances Co., Ltd. Class A	800	3,557
Guangdong Nan Yang Cable Group Holding Co., Ltd. Class A	1,800	2,499
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	1,100	7,465
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A	6,300	5,163
Luxshare Precision Industry Co., Ltd. Class A	800	3,618
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	700	2,744
NARI Technology Co., Ltd. Class A	1,600	3,562
Ningbo Sanxing Electric Co., Ltd. Class A	1,100	2,242
Rongxin Power Electronic Co., Ltd. Class A (a)	900	2,406
Shanghai Electric Group Co., Ltd. Class A	2,700	3,937
Shenzhen Hifuture Electric Co., Ltd. Class A (a)	2,500	3,586
Shenzhen Invt Electric Co., Ltd. Class A	1,700	2,182
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	800	2,286
Sieyuan Electric Co., Ltd. Class A	2,100	4,189
TBEA Co., Ltd. Class A	2,000	2,817
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	6,000	4,212
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	1,700	4,316
Zhefu Holding Group Co., Ltd. Class A	2,400	2,315
Zhejiang Wanma Co., Ltd. Class A	800	2,581

		91,523

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Accelink Technologies Co., Ltd. Class A	400	3,748
Beijing SDL Technology Co., Ltd. Class A	700	1,987
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	1,300	2,366
China Security & Fire Co., Ltd. Class A	1,000	3,912
Dongxu Optoelectronic Technology Co., Ltd. Class A	2,100	2,507
Fujian Torch Electron Technology Co., Ltd. Class A	600	5,288
GoerTek, Inc. Class A	1,000	3,958
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	2,200	10,484
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	1,100	4,050
IRICO Display Devices Co., Ltd. Class A (a)	1,500	1,835
Ningbo Yunsheng Group Co., Ltd. Class A	900	2,750
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	3,050
Shenzhen Deren Electronic Co., Ltd. Class A	500	2,468
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	900	2,165
Shenzhen Infinova, Ltd. Class A	1,700	3,217

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Shenzhen Mason Technologies Co., Ltd. Class A	2,400	$5,915
Shenzhen Sunlord Electronics Co., Ltd. Class A (a)	1,900	4,077
TDG Holdings Co., Ltd. Class A (a)	1,700	3,217
Tongfang Guoxin Electronics Co., Ltd. Class A	400	2,699
WUS Printed Circuit Kunshan Co., Ltd. Class A (a)	3,400	2,481
Zhejiang Dahua Technology Co., Ltd. Class A	700	3,901

		76,075

ENERGY EQUIPMENT & SERVICES — 0.5%
China Oilfield Services, Ltd. Class A	1,100	2,208
Offshore Oil Engineering Co., Ltd. Class A	3,100	3,437
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	900	2,455
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	3,695

		11,795

FOOD & STAPLES RETAILING — 0.3%
Shenzhen Agricultural Products Co., Ltd. Class A	1,300	2,625
Yonghui Superstores Co., Ltd. Class A	2,800	3,875

		6,500

FOOD PRODUCTS — 3.1%
Angel Yeast Co., Ltd. Class A	600	3,514
Baotou Huazi Industry Co., Ltd. Class A	1,500	3,982
Beijing Dabeinong Technology Group Co., Ltd. Class A	2,300	4,196
Bright Dairy & Food Co., Ltd. Class A	1,100	2,041
Chacha Food Co., Ltd. Class A	1,500	4,219
COFCO Tunhe Co., Ltd. Class A	1,300	2,468
Gansu Yasheng Industrial Group Co., Ltd. Class A	2,800	2,420
Henan Lotus Flower Gourmet Powder Co., Ltd. Class A (a)	3,000	2,435
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,600	8,486
Hunan Dakang Pasture Farming Co., Ltd. Class A (a)	3,200	3,383
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	3,800	8,561
Jonjee High-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,400	2,812
MeiHua Holdings Group Co., Ltd. Class A	2,800	3,472
Shandong Delisi Food Co., Ltd. Class A	2,800	4,914
Shanghai Maling Aquarius Co., Ltd. Class A	1,400	2,466
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	2,263
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	3,924
Zhangzidao Group Co., Ltd. Class A (a)	1,400	2,132

		67,688

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A (a)	400	1,922

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Huadong Medicine Co., Ltd. Class A	300	3,245
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,200	3,178

		6,423

HOTELS, RESTAURANTS & LEISURE — 0.7%
China High-Speed Railway Technology Co., Ltd. Class A (a)	3,300	5,516
China International Travel Service Corp., Ltd. Class A	600	4,235
Shenzhen Overseas Chinese Town Co., Ltd. Class A	4,200	4,552

		14,303

HOUSEHOLD DURABLES — 1.9%
Anhui Deli Household Glass Co., Ltd. Class A (a)	4,200	9,234
Guangzhou Holike Creative Home Co., Ltd. Class A	600	2,931
Hisense Electric Co., Ltd. Class A	1,600	4,117
Markor International Home Furnishings Co., Ltd. Class A	1,100	2,243
Midea Group Co., Ltd. Class A	2,400	11,448
NavInfo Co., Ltd. Class A	600	2,600
TCL Corp. Class A	9,700	5,744
Wuxi Little Swan Co., Ltd. Class A	900	3,528

		41,845

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.0%
An Hui Wenergy Co., Ltd. Class A	2,210	2,378
Beijing Jingneng Power Co., Ltd. Class A	3,300	2,500
China National Nuclear Power Co., Ltd. Class A (a)	7,000	8,356
China Yangtze Power Co., Ltd. Class A	3,900	7,405
Datang Huayin Electric Power Co., Ltd. Class A (a)	2,100	2,088
GD Power Development Co., Ltd. Class A	11,100	5,286
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,800	2,279
Huadian Power International Corp., Ltd. Class A	4,300	3,756
Huaneng Power International, Inc. Class A	2,900	3,574
Hubei Energy Group Co., Ltd. Class A	3,200	2,330
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	5,600	2,996
SDIC Power Holdings Co., Ltd. Class A	4,000	4,267
Shanghai Electric Power Co., Ltd. Class A	1,600	2,885
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	2,994
Shenergy Co., Ltd. Class A	3,900	3,660
Shenzhen Energy Group Co., Ltd. Class A	2,700	3,043
Sichuan Chuantou Energy Co., Ltd. Class A	3,800	5,024

		64,821

INDUSTRIAL CONGLOMERATES — 0.1%
China Baoan Group Co., Ltd. Class A	1,500	3,184

INSURANCE — 2.1%
China Life Insurance Co., Ltd. Class A	600	2,214

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Pacific Insurance Group Co., Ltd. Class A	3,300	$13,383
New China Life Insurance Co., Ltd. Class A	700	4,391
Ping An Insurance Group Co. of China, Ltd. Class A	5,200	25,575

		45,563

INTERNET SOFTWARE & SERVICES — 0.5%
Dawning Information Industry Co., Ltd. Class A	200	2,138
Focus Technology Co., Ltd. Class A	300	3,240
People.cn Co., Ltd. Class A	900	2,482
Shanghai DZH, Ltd. Class A (a)	1,800	2,867

		10,727

IT SERVICES — 0.3%
DHC Software Co., Ltd. Class A	1,200	4,086
Fujian Rongji Software Co., Ltd. Class A	1,200	2,600

		6,686

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Guangdong Alpha Animation and Culture Co., Ltd. Class A	900	5,665

MACHINERY — 5.1%
Anhui Ankai Automobile Co., Ltd. Class A (a)	2,500	2,849
Anhui Heli Co., Ltd. Class A	1,900	3,038
China CSSC Holdings, Ltd. Class A	800	3,107
China First Heavy Industries Class A	3,800	3,643
China Shipbuilding Industry Co., Ltd. Class A	9,200	10,228
CRRC Corp., Ltd. Class A	11,800	18,683
Fujian Longking Co., Ltd. Class A	1,000	2,038
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	700	3,257
Han’s Laser Technology Industry Group Co., Ltd. Class A	900	3,096
Hefei Meiya Optoelectronic Technology, Inc. Class A	500	1,849
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,200	2,152
Jiangsu Nonghua Intelligent Agriculture Technology Co., Ltd. Class A	1,900	1,924
Linzhou Heavy Machinery Group Co., Ltd. Class A	1,700	2,408
Mesnac Co., Ltd. Class A	1,300	2,577
North Navigation Control Technology Co., Ltd. Class A	600	2,200
Sanlux Co., Ltd. Class A	2,000	5,628
Sany Heavy Industry Co., Ltd. Class A	3,900	3,431
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	800	2,735
Shanghai Zhenhua Heavy Industries Co., Ltd. Class A (a)	3,100	2,224
Shantui Construction Machinery Co., Ltd. Class A (a)	3,200	2,607
Sunward Intelligent Equipment Co., Ltd. Class A	2,600	3,727
Suzhou Thvow Technology Co., Ltd. Class A (a)	2,600	3,119
Taiyuan Heavy Industry Co., Ltd. Class A (a)	4,600	3,165
Tian Di Science & Technology Co., Ltd. Class A	3,000	2,630

Tianjin Benefo Tejing Electric Co., Ltd. Class A	1,100	2,235
Weihai Guangtai Airport Equipment Co., Ltd. Class A	700	2,853
XCMG Construction Machinery Co., Ltd. Class A	4,400	2,388
Xiamen XGMA Machinery Co., Ltd. Class A (a)	2,000	2,013
Zhengzhou Yutong Bus Co., Ltd. Class A	1,500	4,495
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,700	3,335

		109,634

MEDIA — 2.0%
Beijing Gehua CATV Network Co., Ltd. Class A	1,000	2,451
China South Publishing & Media Group Co., Ltd. Class A	1,300	3,811
China Television Media, Ltd. Class A	700	2,393
Chinese Universe Publishing and Media Co., Ltd. Class A	1,000	2,990
Contemporary Eastern Investment Co., Ltd. Class A (a)	1,300	5,467
Guangdong Advertising Group Co., Ltd. Class A	1,100	3,112
Huawen Media Investment Corp. Class A	1,700	2,400
Jiangsu Broadcasting Cable Information Network Corp., Ltd. Class A	1,100	2,519
Jiangsu Phoenix Publishing & Media Corp., Ltd. Class A	1,500	2,693
Jishi Media Co., Ltd. Class A	3,500	2,527
Shanghai Oriental Pearl Media Co., Ltd. Class A	1,500	6,645
Shenzhen Topway Video Communication Co., Ltd. Class A	1,400	4,195
Wanda Cinema Line Co., Ltd. Class A	200	2,635

		43,838

METALS & MINING — 5.4%
Advanced Technology & Materials Co., Ltd. Class A (a)	2,100	3,468
Aluminum Corp. of China, Ltd. Class A (a)	7,100	4,819
Anhui Xinke New Materials Co., Ltd. Class A (a)	4,500	2,999
Anyang Iron & Steel, Inc. Class A (a)	12,900	5,425
Baoshan Iron & Steel Co., Ltd. Class A	4,400	3,572
Beijing Kingee Culture Development Co., Ltd. Class A	700	2,300
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,400	4,705
Hunan Gold Corp., Ltd. Class A (a)	4,800	6,642
Hunan Valin Steel Co., Ltd. Class A (a)	7,700	4,794
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	27,000	12,357
Jiangyin Zhongnan Heavy Industries Co., Ltd. Class A	1,300	4,000
Maanshan Iron & Steel Co., Ltd. Class A (a)	7,400	3,032
Ningxia Xinri Hengli Steel Wire Co., Ltd. Class A (a)	1,100	2,354
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	8,400	4,104

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SGIS Songshan Co., Ltd. Class A (a)	3,700	$2,787
Shandong Gold Mining Co., Ltd. Class A	1,600	6,504
Shandong Humon Smelting Co., Ltd. Class A	3,100	4,731
Shandong Iron and Steel Co., Ltd. Class A (a)	7,200	2,961
Shanghai Prosolar Resources Development Co., Ltd. Class A (a)	2,300	4,232
Shanxi Taigang Stainless Steel Co., Ltd. Class A (a)	4,600	2,418
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	1,700	2,936
Tongling Nonferrous Metals Group Co., Ltd. Class A	10,600	4,606
Western Mining Co., Ltd. Class A	5,700	5,835
Wuhan Iron & Steel Co., Ltd. Class A	7,600	3,420
Zhongjin Gold Corp., Ltd. Class A	3,500	5,801
Zijin Mining Group Co., Ltd. Class A	10,400	5,258

		116,060

MULTILINE RETAIL — 1.5%
Beijing Capital Retailing Group Co., Ltd. Class A	1,800	2,394
Changchun Sinoenergy Corp. Class A (a)	1,400	4,989
Chengdu Hongqi Chain Co., Ltd. Class A	2,800	2,433
Dalian Friendship Group Class A	4,200	8,630
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	2,000	3,386
Rainbow Department Store Co., Ltd. Class A	1,700	3,625
Shanghai Yimin Commerce Group Co., Ltd. Class A	3,100	3,259
Wuhan Department Store Group Co., Ltd. Class A	1,600	4,282

		32,998

OIL, GAS & CONSUMABLE FUELS — 2.2%
China Merchants Energy Shipping Co., Ltd. Class A	4,000	3,173
China Petroleum & Chemical Corp. Class A	4,700	3,459
China Shenhua Energy Co., Ltd. Class A	1,900	4,130
Guanghui Energy Co., Ltd. Class A	4,600	3,193
Jizhong Energy Resources Co., Ltd. Class A	4,100	3,341
Oriental Energy Co., Ltd. Class A	700	2,539
PetroChina Co., Ltd. Class A	4,500	5,295
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	6,800	7,886
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	7,000	8,150
Wintime Energy Co., Ltd. Class A	6,200	3,748
Yang Quan Coal Industry Group Co., Ltd. Class A (a)	3,400	3,548

		48,462

PAPER & FOREST PRODUCTS — 0.5%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,300	2,502
Guangdong Weihua Corp. Class A (a)	3,000	5,005
Sichuan Guodong Construction Co., Ltd. Class A	5,200	3,031

		10,538

PHARMACEUTICALS — 4.9%
Beijing Tongrentang Co., Ltd. Class A	1,000	4,665

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	3,584
Dong-E-E-Jiao Co., Ltd. Class A	700	5,255
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	3,279
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	600	2,121
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	800	2,370
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	800	3,625
Harbin Pharmaceutical Group Co., Ltd. Class A	1,700	2,699
Huapont Life Sciences Co., Ltd. Class A	1,500	2,361
Humanwell Healthcare Group Co., Ltd. Class A	1,000	2,876
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,000	7,303
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,100	4,483
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	2,117
Kangmei Pharmaceutical Co., Ltd. Class A	2,600	6,267
Renhe Pharmacy Co., Ltd. Class A	1,800	2,193
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,100	3,390
Shenzhen Hepalink Pharmaceutical Co., Ltd. Class A	800	3,775
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	3,499
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	900	1,982
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,100	2,487
Tasly Pharmaceutical Group Co., Ltd. Class A	600	3,602
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	5,274
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	800	2,988
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	2,609
Yunnan Baiyao Group Co., Ltd. Class A	600	5,687
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	400	3,404
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	1,600	2,543
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	1,800	7,322
Zhongzhu Holding Co., Ltd. Class A	1,000	2,426

		106,186

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.1%
Beijing Capital Development Co., Ltd. Class A	1,600	2,489
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	4,473
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,500	2,873
China Fortune Land Development Co., Ltd. Class A	1,400	5,256

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Merchants Shekou Industrial Zone Co., Ltd. (a)	2,721	$6,331
China Vanke Co., Ltd. Class A	5,600	18,560
Chongqing Dima Industry Co., Ltd. Class A	3,600	4,102
Gemdale Corp. Class A	2,700	4,851
Guangdong Shirongzhaoye Co., Ltd. Class A	1,900	2,805
Hainan Haide Industry Co., Ltd. Class A (a)	1,000	4,640
Huafa Industrial Co., Ltd. Zhuhai Class A	1,700	3,267
Hubei Fuxing Science And Technology Co., Ltd. Class A	1,700	3,162
Jinke Properties Group Co., Ltd. Class A	4,100	2,574
Kunwu Jiuding Investment Holdings Co., Ltd. Class A	800	5,112
Lushang Property Co., Ltd. Class A (a)	3,200	2,993
Myhome Real Estate Development Group Co., Ltd. Class A (a)	3,600	2,232
Oceanwide Holdings Co., Ltd. Class A	2,600	4,346
Poly Real Estate Group Co., Ltd. Class A	1,700	2,439
RiseSun Real Estate Development Co., Ltd. Class A	2,600	2,918
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	800	5,073
Shanghai SMI Holding Co., Ltd. Class A	1,800	4,264
Shanghai Wanye Enterprises Co., Ltd. Class A	2,200	4,640
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	4,392
Shenzhen World Union Properties Consultancy, Inc. Class A	1,500	3,050
Shenzhen Zhenye Group Co., Ltd. Class A	2,100	2,695
Thaihot Group Co., Ltd. Class A	800	2,632
Xinhu Zhongbao Co., Ltd. Class A	15,100	9,409
Yihua Healthcare Co., Ltd. Class A (a)	500	2,031
Zhejiang China Commodities City Group Co., Ltd. Class A	4,100	4,850
Zhongtian Urban Development Group Co., Ltd. Class A	3,000	3,335

		131,794

ROAD & RAIL — 0.5%
Daqin Railway Co., Ltd. Class A	7,400	7,861
Guangshen Railway Co., Ltd. Class A	4,300	2,659

		10,520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Beijing Jingyuntong Technology Co., Ltd. Class A	2,500	2,671
EGing Photovoltaic Technology Co., Ltd. Class A	1,800	3,980
Hangzhou Silan Microelectronics Co., Ltd. Class A	4,200	3,942
Sanan Optoelectronics Co., Ltd. Class A	1,400	4,256
Shanghai Belling Co., Ltd. Class A	1,300	3,103
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	1,800	2,435
Xi’an LONGi Silicon Materials Corp. Class A	1,800	3,521

		23,908

SOFTWARE — 1.4%
Beijing Shiji Information Technology Co., Ltd. Class A	200	2,801
China National Software & Service Co., Ltd. Class A	500	1,950
Glodon Software Co., Ltd. Class A	1,000	2,094
Hangzhou Liaison Interactive Information Technology Co., Ltd. Class A	1,000	3,912
Hundsun Technologies, Inc. Class A	400	3,608
Iflytek Co., Ltd. Class A	900	4,112
Neusoft Corp. Class A	1,200	3,475
Shanghai 2345 Network Holding Group Co., Ltd. Class A	600	2,496
Sinodata Co., Ltd. Class A	300	2,944
Yonyou Network Technology Co., Ltd. Class A	1,100	3,550

		30,942

SPECIALTY RETAIL — 0.9%
Haining China Leather Market Co., Ltd. Class A	1,500	2,419
Jiangsu Hongtu High Technology Co., Ltd. Class A	1,500	3,952
Pang Da Automobile Trade Co., Ltd. Class A (a)	5,700	2,726
Shanghai Yuyuan Tourist Mart Co., Ltd. Class A	1,500	2,980
Suning Commerce Group Co., Ltd. Class A	4,300	7,613

		19,690

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
BOE Technology Group Co., Ltd. Class A	18,800	7,412
GRG Banking Equipment Co., Ltd. Class A	900	3,323
Guangzhou KingTeller Technology Co., Ltd. Class A	2,700	3,194
Inspur Electronic Information Industry Co., Ltd. Class A	800	3,165
Tsinghua Tongfang Co., Ltd. Class A	2,100	4,160

		21,254

TEXTILES,APPAREL & LUXURY GOODS — 2.3%
Anhui Huamao Textile Co. Class A	4,300	3,883
Bros Eastern Co., Ltd. Class A	3,000	2,853
Gansu Gangtai Holding Group Co., Ltd. Class A	1,300	3,618
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	2,500	3,869
Jiangsu Huaxicun Co., Ltd. Class A	2,000	2,802
Jiangsu Sunshine Co., Ltd. Class A (a)	3,300	2,225
LianChuang Electronic Technology Co., Ltd. Class A	1,400	5,477
Luthai Textile Co., Ltd. Class A	1,300	2,237
Meisheng Cultural & Creative Corp., Ltd. Class A	500	2,791
Ningbo Shanshan Co., Ltd. Class A	800	3,724
Yantai Tayho Advanced Materials Co., Ltd. Class A	1,200	2,434
Youngor Group Co., Ltd. Class A	1,900	4,442
Zhejiang Hangmin Co., Ltd. Class A	1,700	3,782
Zhejiang Ming Jewelry Co., Ltd. Class A	1,500	2,667

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Zhejiang Weixing Industrial Development Co., Ltd. Class A	1,000	$2,245

		49,049

TRADING COMPANIES & DISTRIBUTORS — 0.9%
CMST Development Co., Ltd. Class A	2,700	3,582
Shandong Hiking International Co., Ltd. Class A (a)	1,800	4,008
Shanghai Lansheng Corp. Class A	600	2,531
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	700	2,097
Sinochem International Corp. Class A	2,100	3,432
Tianjin Teda Co., Ltd. Class A	4,500	3,604

		19,254

TRANSPORTATION INFRASTRUCTURE — 1.9%
Dalian Port PDA Co., Ltd. Class A	3,100	3,207
Fujian Expressway Development Co., Ltd. Class A	9,700	5,204
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	3,653
Hubei Chutian Expressway Co., Ltd. Class A	6,400	5,304
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	2,956
Shanghai International Port Group Co., Ltd. Class A	3,700	3,175
Shenzhen Chiwan Wharf Holdings, Ltd. Class A	1,500	3,985
TangShan Port Group Co., Ltd. Class A	2,800	3,624
Xiandai Investment Co., Ltd. Class A	3,200	3,587
Yingkou Port Liability Co., Ltd. Class A	5,100	3,304
Zhangjiagang Freetrade Science and Technology Co., Ltd. Class A	3,600	3,011

		41,010

WATER UTILITIES — 0.6%
Beijing Capital Co., Ltd. Class A	2,300	3,009
Chengdu Xingrong Environment Co., Ltd. Class A	3,600	3,306
Guangdong Golden Dragon Development, Inc. Class A	900	3,053
Tus-Sound Environmental Resources Co., Ltd. Class A	700	3,523

		12,891

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
China United Network Communications, Ltd. Class A	11,100	7,534

TOTAL COMMON STOCKS (Cost $2,475,831)		2,162,403

SHORT-TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d) (Cost $1,192)	1,192	1,192

TOTAL INVESTMENTS — 99.8% (Cost $2,477,023)		2,163,595
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,464

NET ASSETS — 100.0%		$2,168,059

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$26,453	$—	$—	$26,453
Air Freight & Logistics	12,224	—	—	12,224
Airlines	22,666	—	—	22,666
Auto Components	35,773	2,387	—	38,160
Automobiles	25,479	—	—	25,479
Banks	222,826	—	—	222,826
Beverages	74,743	—	—	74,743
Biotechnology	13,695	2,232	—	15,927
Building Products	2,667	6,626	—	9,293
Capital Markets	133,392	—	—	133,392
Chemicals	104,049	2,703	—	106,752

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Commercial Services & Supplies	$21,484	$2,581	$—	$24,065
Communications Equipment	15,415	11,458	—	26,873
Construction & Engineering	58,691	6,624	—	65,315
Construction Materials	12,585	2,914	—	15,499
Containers & Packaging	21,565	—	—	21,565
Distributors	1,825	—	—	1,825
Diversified Consumer Services	11,165	—	—	11,165
Diversified Financial Services	4,039	3,386	—	7,425
Diversified Telecommunication Services	6,689	—	—	6,689
Electric Utilities	3,785	—	—	3,785
Electrical Equipment	87,937	3,586	—	91,523
Electronic Equipment, Instruments & Components	70,328	5,747	—	76,075
Energy Equipment & Services	9,340	2,455	—	11,795
Food & Staples Retailing	6,500	—	—	6,500
Food Products	60,833	6,855	—	67,688
Health Care Equipment & Supplies	1,922	—	—	1,922
Health Care Providers & Services	6,423	—	—	6,423
Hotels, Restaurants & Leisure	14,303	—	—	14,303
Household Durables	36,314	5,531	—	41,845
Independent Power Producers & Energy Traders	64,821	—	—	64,821
Industrial Conglomerates	3,184	—	—	3,184
Insurance	45,563	—	—	45,563
Internet Software & Services	10,727	—	—	10,727
IT Services	2,600	4,086	—	6,686
Leisure Equipment & Products	5,665	—	—	5,665
Machinery	107,399	2,235	—	109,634
Media	41,203	2,635	—	43,838
Metals & Mining	102,644	13,416	—	116,060
Multiline Retail	25,576	7,422	—	32,998
Oil, Gas & Consumable Fuels	48,462	—	—	48,462
Paper & Forest Products	10,538	—	—	10,538
Pharmaceuticals	106,186	—	—	106,186
Real Estate Management & Development	108,161	23,633	—	131,794
Road & Rail	10,520	—	—	10,520
Semiconductors & Semiconductor Equipment	23,908	—	—	23,908
Software	26,830	4,112	—	30,942
Specialty Retail	13,012	6,678	—	19,690
Technology Hardware, Storage & Peripherals	21,254	—	—	21,254
Textiles, Apparel & Luxury Goods	49,049	—	—	49,049
Trading Companies & Distributors	19,254	—	—	19,254

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Transportation Infrastructure	$41,010	$—	$—	$41,010
Water Utilities	12,891	—	—	12,891
Wireless Telecommunication Services	7,534	—	—	7,534
Short-Term Investment	1,192	—	—	1,192

TOTAL INVESTMENTS	$2,034,293	$129,302	$—	$2,163,595

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
BRAZIL — 6.8%
Ambev SA ADR	223,052	$1,155,409
B2W Cia Digital (a)	3,374	13,614
Banco Bradesco SA Preference Shares ADR	157,194	1,171,095
Banco do Brasil SA	41,283	230,295
Banco Pan SA Preference Shares	17,580	8,681
Banco Santander Brasil SA	971	4,644
BB Seguridade Participacoes SA	27,380	229,454
BM&FBovespa SA	87,611	380,208
BR Malls Participacoes SA	32,263	134,277
Bradespar SA Preference Shares	22,807	39,385
Brasil Brokers Participacoes SA (a)	7,982	4,595
Braskem SA Preference Shares ADR (b)	8,821	113,879
BRF SA ADR	25,104	356,979
CCR SA	24,608	97,418
Centrais Eletricas Brasileiras SA ADR (a)	28,261	50,305
Cia Brasileira de Distribuicao ADR (b)	11,168	155,347
Cia de Saneamento Basico do Estado de Sao Paulo	35,904	242,940
Cia Energetica de Minas Gerais ADR	63,046	142,484
Cia Energetica de Sao Paulo Class B, Preference Shares	2,520	11,277
Cia Hering	2,012	8,351
Cia Siderurgica Nacional SA ADR (b)	72,262	142,356
Cielo SA	35,349	348,802
Cosan Logistica SA	8,141	1,240
Cosan SA Industria e Comercio	9,020	79,892
CPFL Energia SA (a)	6,470	35,782
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,404	74,764
Duratex SA	19,395	41,428
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares (a)	1,563	3,555
Embraer SA	38,804	261,139
Estacio Participacoes SA	10,927	36,444
Eternit SA	9,371	4,389
Fibria Celulose SA ADR (b)	13,903	117,897
GAEC Educacao SA	1,291	3,625
Gafisa SA (a)	5,553	4,215
Gerdau SA ADR (b)	53,812	95,785
Hypermarcas SA (a)	2,355	18,686
Itau Unibanco Holding SA Preference Shares ADR	156,131	1,341,165
Itausa — Investimentos Itau SA	19,326	43,734
Itausa — Investimentos Itau SA Preference Shares	209,379	482,682
JBS SA	17,926	55,387
Kepler Weber SA	985	4,141
Klabin SA	7,401	40,451
Kroton Educacional SA	54,141	175,378
Log-in Logistica Intermodal SA (a)	7,975	2,250
Lojas Americanas SA Preference Shares	43,642	204,664
Lojas Renner SA	62,501	366,647
Magnesita Refratarios SA (a)	2,384	9,357
Marcopolo SA Preference Shares	18,334	12,364
Metalurgica Gerdau SA Preference Shares	71,682	49,150

Mills Estruturas e Servicos de Engenharia SA (a)	4,030	3,798
MMX Mineracao e Metalicos SA (a)	52,600	5,195
MRV Engenharia e Participacoes SA	4,446	14,853
Natura Cosmeticos SA	13,882	103,958
Oi SA ADR (a) (b)	129	183
PDG Realty SA Empreendimentos e Participacoes (a)	2,160	2,755
Petroleo Brasileiro SA ADR (a) (b) (c)	48,144	281,161
Petroleo Brasileiro SA Preference Shares ADR (a) (c)	108,102	489,702
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	1,406	2,488
Prumo Logistica SA (a)	1,393	2,091
Qualicorp SA	3,890	16,322
Raia Drogasil SA	3,008	44,305
Restoque Comercio e Confeccoes de Roupas SA (a)	5,231	6,701
Rodobens Negocios Imobiliarios SA	4,440	6,515
Rossi Residencial SA (a)	4,916	6,672
Rumo Logistica Operadora Multimodal SA (a)	2,978	2,807
Suzano Papel e Celulose SA Class A, Preference Shares	3,948	14,103
T4F Entretenimento SA (a)	7,181	12,887
Telefonica Brasil SA ADR	9,986	124,725
Telefonica Brasil SA Preference Shares	32,565	415,700
Tim Participacoes SA ADR	11,191	123,773
TOTVS SA	2,734	20,983
Tractebel Energia SA ADR	12,633	129,236
Ultrapar Participacoes SA	13,263	261,181
Usinas Siderurgicas de Minas Gerais SA ADR	38,753	18,989
Vale SA ADR (a) (b) (c)	64,731	272,518
Vale SA Preference Shares ADR (c)	94,040	293,405
WEG SA	58,620	231,734

		11,516,746

CHILE — 1.7%
AntarChile SA	16,156	163,768
Empresa Nacional de Electricidad SA ADR	8,315	345,987
Empresas COPEC SA	37,184	356,524
Empresas Iansa SA	360,314	10,795
Enersis Americas SA ADR	31,942	443,994
Enjoy SA	165,627	13,362
Latam Airlines Group SA ADR (a) (b)	24,714	172,998
Multiexport Foods SA	166,985	32,712
Parque Arauco SA	250,489	460,412
SACI Falabella	92,579	647,566
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,102	22,753
Tech Pack SA (a)	8,921	3,201
Vina Concha y Toro SA ADR	5,461	188,951

		2,863,023

CHINA — 28.9%
21Vianet Group, Inc. ADR (a)	637	12,721
3SBio, Inc. (a) (b) (d)	27,000	36,411
500.com, Ltd. Class A, ADR (a)	364	6,079

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

58.com, Inc. ADR (a)	455	$25,321
AAC Technologies Holdings, Inc.	49,492	378,374
Agile Property Holdings, Ltd. (b)	208,999	116,671
Agricultural Bank of China, Ltd. Class H	1,090,000	392,069
Air China, Ltd. Class H	139,744	99,270
Alibaba Group Holding, Ltd. ADR (a) (b)	47,357	3,742,624
Aluminum Corp. of China, Ltd. Class H (a) (b)	310,000	98,717
Angang Steel Co., Ltd. Class H (b)	64,640	30,001
Anhui Conch Cement Co., Ltd. Class H	106,635	285,953
Anhui Expressway Co., Ltd. Class H	8,000	6,230
ANTA Sports Products, Ltd.	30,000	66,060
Anton Oilfield Services Group (a) (b)	36,000	3,759
Aupu Group Holding Co., Ltd.	104,000	24,671
Autohome, Inc. ADR (a)	1,367	38,194
AVIC International Holding HK, Ltd. (a) (b)	146,000	12,235
AVIC International Holdings, Ltd. Class H	60,000	34,113
AviChina Industry & Technology Co., Ltd. Class H	99,000	74,283
BAIC Motor Corp., Ltd. Class H (d)	6,500	4,978
Baidu, Inc. ADR (a)	12,351	2,357,559
BAIOO Family Interactive, Ltd. (d)	130,000	7,877
Bank of China, Ltd. Class H	3,119,900	1,295,173
Bank of Communications Co., Ltd. Class H	887,864	583,778
Baoxin Auto Group, Ltd. (b)	12,000	7,581
BBMG Corp. Class H (b)	15,500	11,970
Beijing Capital International Airport Co., Ltd. Class H	186,000	198,552
Beijing Capital Land, Ltd. Class H	28,000	11,660
Beijing Enterprises Holdings, Ltd.	22,500	123,138
Beijing Enterprises Water Group, Ltd. (a) (b)	210,000	131,579
Beijing Jingneng Clean Energy Co., Ltd. Class H (b)	42,000	13,429
Belle International Holdings, Ltd.	227,000	131,402
Biostime International Holdings, Ltd. (b)	5,000	18,372
Bitauto Holdings, Ltd. ADR (a)	819	20,303
BOE Technology Group Co., Ltd. Class B	33,100	8,791
Boer Power Holdings, Ltd. (b)	7,000	5,523
Bona Film Group, Ltd. ADR (a) (b)	728	9,864
Boyaa Interactive International, Ltd.	19,000	7,667
Brilliance China Automotive Holdings, Ltd. (b)	138,000	142,865
Byd Co., Ltd. Class H (a) (b)	24,000	137,690
BYD Electronic International Co., Ltd. (a)	22,500	12,995
C.banner International Holdings, Ltd. (a)	12,000	4,239
Cabbeen Fashion, Ltd.	41,000	19,082
CAR, Inc. (a) (b)	32,000	37,542
CGN Mining Co., Ltd. (a)	90,000	5,918
CGN Power Co., Ltd. Class H (b) (d)	410,000	139,018

Changyou.com, Ltd. ADR (a)	273	5,127
Chanjet Information Technology Co., Ltd. Class H	2,600	3,929
Chaowei Power Holdings, Ltd. (a) (b)	28,000	17,399
Cheetah Mobile, Inc. ADR (a) (b)	455	7,430
China Aerospace International Holdings, Ltd. (b)	70,000	9,295
China Agri-Industries Holdings, Ltd. (a) (b)	54,000	16,639
China Aircraft Leasing Group Holdings, Ltd. (b)	6,500	6,394
China Aoyuan Property Group, Ltd.	39,000	7,944
China Automation Group, Ltd. (a)	45,000	5,802
China Biologic Products, Inc. (a) (b)	687	78,648
China Child Care Corp., Ltd.	61,000	5,033
China Cinda Asset Management Co., Ltd. Class H	505,000	177,089
China CITIC Bank Corp., Ltd. Class H (a)	474,000	290,271
China Coal Energy Co., Ltd. Class H (b)	310,000	128,691
China Communications Construction Co., Ltd. Class H	220,241	263,214
China Communications Services Corp., Ltd. Class H	58,000	26,471
China Conch Venture Holdings, Ltd.	67,700	133,540
China Construction Bank Corp. Class H	4,161,280	2,655,605
China COSCO Holdings Co., Ltd. Class H (a) (b)	187,425	72,732
China Datang Corp. Renewable Power Co., Ltd. Class H (a)	81,000	9,190
China Distance Education Holdings, Ltd. ADR	546	8,037
China Dongxiang Group Co., Ltd.	35,000	7,084
China Eastern Airlines Corp., Ltd. Class H (a) (b)	50,000	28,041
China Electronics Corp. Holdings Co., Ltd.	40,000	12,531
China Energine International Holdings, Ltd.	100,000	7,864
China Everbright International, Ltd.	110,000	122,812
China Everbright, Ltd.	24,000	50,373
China Fangda Group Co., Ltd. Class B	100,300	84,957
China Financial Services Holdings, Ltd.	88,000	7,147
China Foods, Ltd. (a)	16,000	6,787
China Galaxy Securities Co., Ltd. Class H	125,900	122,547
China Hanking Holdings, Ltd. (a)	44,000	6,126
China Harmony New Energy Auto Holding, Ltd.	7,000	3,709
China Hongqiao Group, Ltd. (b)	15,000	10,423
China Huishan Dairy Holdings Co., Ltd. (b)	196,600	74,011
China Huiyuan Juice Group, Ltd. (a)	21,000	8,041
China International Marine Containers Group Co., Ltd. Class H	8,800	13,796
China Jiuhao Health Industry Corp., Ltd. (b)	110,000	13,898
China Lesso Group Holdings, Ltd.	30,000	16,090
China Life Insurance Co., Ltd. Class H	326,260	805,077
China Lodging Group, Ltd. ADR	819	31,294

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Longyuan Power Group Corp., Ltd. Class H	100,000	$74,002
China Machinery Engineering Corp. Class H	14,000	9,783
China Medical System Holdings, Ltd.	69,000	95,718
China Mengniu Dairy Co., Ltd.	174,620	277,805
China Merchants Bank Co., Ltd. Class H	218,923	460,056
China Merchants China Direct Investments, Ltd.	4,000	5,889
China Merchants Holdings International Co., Ltd.	73,682	218,959
China Ming Yang Wind Power Group, Ltd. ADR (a)	5,559	13,342
China Minsheng Banking Corp., Ltd. Class H	264,900	247,259
China Mobile, Ltd.	245,366	2,734,707
China Modern Dairy Holdings, Ltd. (b)	95,000	20,821
China Molybdenum Co., Ltd. Class H (b)	90,000	14,736
China National Accord Medicines Corp., Ltd. Class B	2,500	12,995
China National Building Material Co., Ltd. Class H (b)	62,000	28,776
China National Materials Co., Ltd.	39,000	7,643
China NT Pharma Group Co., Ltd. (a)	111,600	31,078
China Oilfield Services, Ltd. Class H (b)	133,723	104,474
China Overseas Grand Oceans Group, Ltd. (b)	26,000	8,782
China Overseas Land & Investment, Ltd.	251,200	795,065
China Pacific Insurance Group Co., Ltd. Class H	106,000	396,310
China Petroleum & Chemical Corp. Class H	1,219,200	800,063
China Power International Development, Ltd.	310,000	160,664
China Power New Energy Development Co., Ltd.	120,000	8,973
China Railway Construction Corp., Ltd. Class H	112,990	134,454
China Railway Group, Ltd. Class H	256,487	194,765
China Rare Earth Holdings, Ltd. (a)	75,200	5,138
China Resources Beer Holdings Co., Ltd.	62,469	116,296
China Resources Gas Group, Ltd.	24,000	68,536
China Resources Land, Ltd.	150,222	385,406
China Resources Power Holdings Co., Ltd.	130,432	243,828
China Sanjiang Fine Chemicals Co., Ltd. (a) (b)	26,000	4,525
China Shenhua Energy Co., Ltd. Class H	210,056	330,390
China Shipping Container Lines Co., Ltd. Class H (a) (b)	366,117	83,546
China Shipping Development Co., Ltd. Class H (b)	108,000	71,429
China Singyes Solar Technologies Holdings, Ltd. (b)	8,000	3,373
China South City Holdings, Ltd. (b)	72,000	14,852

China Southern Airlines Co., Ltd. Class H	62,000	39,087
China State Construction International Holdings, Ltd.	48,000	71,537
China Taiping Insurance Holdings Co., Ltd. (a)	48,835	107,283
China Telecom Corp., Ltd. Class H	809,615	427,951
China Travel International Investment Hong Kong, Ltd.	320,000	107,264
China Unicom Hong Kong, Ltd.	253,668	334,886
China Vanke Co., Ltd. Class H	49,600	121,625
China Yurun Food Group, Ltd. (a) (b)	12,000	1,934
China ZhengTong Auto Services Holdings, Ltd.	14,500	5,533
ChinaCache International Holdings, Ltd. ADR (a) (b)	819	6,462
Chinasoft International, Ltd. (a) (b)	48,000	17,637
Chongqing Changan Automobile Co., Ltd. Class B	44,600	83,547
Chongqing Machinery & Electric Co., Ltd. Class H	44,000	5,105
CIFI Holdings Group Co., Ltd.	26,000	6,235
CIMC Enric Holdings, Ltd. (b)	10,000	5,312
CITIC Resources Holdings, Ltd. (a) (b)	68,000	5,435
CITIC Securities Co., Ltd. Class H	70,500	165,240
CITIC Telecom International Holdings, Ltd.	33,000	12,423
CITIC, Ltd. (b)	280,000	425,963
CNinsure, Inc. ADR (a) (b)	1,731	13,883
CNOOC, Ltd.	800,603	945,462
Cogobuy Group (a) (b) (d)	17,000	23,188
Colour Life Services Group Co., Ltd.	22,000	16,848
Comtec Solar Systems Group, Ltd. (a)	108,000	8,772
Coolpad Group, Ltd. (a)	173,600	28,872
COSCO Pacific, Ltd.	125,087	163,847
Cosmo Lady China Holdings Co., Ltd. (b) (d)	24,000	19,400
Country Garden Holdings Co., Ltd. (b)	239,466	95,088
Credit China Holdings, Ltd. (b)	44,000	18,379
CRRC Corp., Ltd. Class H (b)	179,000	180,233
CSG Holding Co., Ltd. Class B	6,600	5,429
Ctrip.com International, Ltd. ADR (a)	14,381	636,503
Dalian Wanda Commercial Properties Co., Ltd. Class H (d)	25,800	152,840
Daqo New Energy Corp. ADR (a)	546	10,161
Datang International Power Generation Co., Ltd. Class H	372,000	114,623
Dazhong Transportation Group Co., Ltd. Class B	42,500	54,612
Dongfang Electric Corp., Ltd. Class H	12,400	10,247
Dongfeng Motor Group Co., Ltd. Class H	244,000	304,506
Dongpeng Holdings Co., Ltd.	18,000	9,816
Double Coin Holdings, Ltd. Class B	200	258
E-Commerce China Dangdang, Inc. Class A, ADR (a) (b)	2,369	16,891
E-House China Holdings, Ltd. ADR (b)	1,640	10,201
Evergrande Real Estate Group, Ltd. (b)	175,000	135,144
Fantasia Holdings Group Co., Ltd.	46,500	5,875
Far East Horizon, Ltd.	92,000	70,928

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Fufeng Group, Ltd. (b)	24,000	$7,643
Future Land Holdings Co., Ltd. Class A (a)	46,055	97,983
Geely Automobile Holdings, Ltd. (b)	115,000	56,933
GF Securities Co., Ltd. Class H (a) (b)	71,600	174,649
Goldpac Group, Ltd.	17,000	7,211
GOME Electrical Appliances Holding, Ltd. (b)	467,000	67,432
Goodbaby International Holdings, Ltd. (a)	20,000	10,778
Great Wall Motor Co., Ltd. Class H	147,250	119,599
Greatview Aseptic Packaging Co., Ltd.	10,000	4,757
Greentown China Holdings, Ltd. (a)	25,500	20,087
Guangdong Electric Power Development Co., Ltd. Class B	87,140	51,453
Guangdong Investment, Ltd.	250,000	316,184
Guangshen Railway Co., Ltd. Class H (b)	248,000	106,470
Guangzhou Automobile Group Co., Ltd. Class H	144,636	150,481
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	13,552
Guangzhou R&F Properties Co., Ltd. Class H	111,600	159,993
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	26,000	1,710
Guotai Junan International Holdings, Ltd. (b)	84,000	29,456
Haichang Ocean Park Holdings, Ltd. (a) (d)	39,000	8,296
Haitian International Holdings, Ltd.	5,000	8,573
Haitong Securities Co., Ltd. Class H	111,600	190,783
Hangzhou Steam Turbine Co., Ltd. Class B	19,200	23,293
Harbin Electric Co., Ltd. Class H (b)	62,000	25,019
Hengan International Group Co., Ltd.	33,000	286,326
HNA Infrastructure Co., Ltd.	18,000	20,143
Homeinns Hotel Group ADR (a) (b)	546	19,465
Honghua Group, Ltd. (a)	14,000	713
Honworld Group, Ltd. (d)	11,500	7,976
Hopson Development Holdings, Ltd. (a) (b)	26,000	25,710
Huadian Fuxin Energy Corp., Ltd. Class H	34,000	7,934
Huadian Power International Corp., Ltd. Class H	163,308	104,008
Huaneng Power International, Inc. Class H	248,000	221,892
Huaneng Renewables Corp., Ltd. Class H	120,000	37,285
Huangshan Tourism Development Co., Ltd. Class B	28,145	56,712
Huatai Securities Co., Ltd. Class H (a)	30,400	72,350
Industrial & Commercial Bank of China, Ltd. Class H	3,357,590	1,878,663
Inner Mongolia Yitai Coal Co., Ltd. Class B	22,874	17,910
Intime Retail Group Co., Ltd. (b)	66,500	54,098
JA Solar Holdings Co., Ltd. ADR (a)	1,002	8,627
JD.com, Inc. ADR (a)	36,804	975,306

Jiangnan Group, Ltd.	40,000	7,065
Jiangsu Expressway Co., Ltd. Class H	164,000	220,737
Jiangxi Copper Co., Ltd. Class H	64,000	76,818
JinkoSolar Holding Co., Ltd. ADR (a) (b)	637	13,320
Jumei International Holding, Ltd. ADR (a)	364	2,370
Kama Co., Ltd. Class B (a)	5,500	7,535
Kingdee International Software Group Co., Ltd. (b)	76,000	24,495
Kingsoft Corp., Ltd. (b)	28,000	65,627
Konka Group Co., Ltd. Class B	644,800	252,714
Kunlun Energy Co., Ltd. (b)	310,000	269,372
KWG Property Holding, Ltd.	60,412	39,721
Lao Feng Xiang Co., Ltd. Class B	7,910	30,635
Lenovo Group, Ltd. (b)	434,000	337,954
Li Ning Co., Ltd. (a)	87,333	40,308
Lianhua Supermarket Holdings Co., Ltd. Class H (a) (b)	13,000	4,458
Lifetech Scientific Corp. (a)	60,000	9,979
Livzon Pharmaceutical Group, Inc. Class H	3,720	16,306
Luye Pharma Group, Ltd. (a)	27,000	20,886
Maanshan Iron & Steel Co., Ltd. Class H (a) (b)	186,000	34,531
Metallurgical Corp. of China, Ltd. Class H	64,000	17,492
Minth Group, Ltd.	18,000	41,910
MOBI Development Co., Ltd.	87,000	11,553
Momo, Inc. ADR (a) (b)	728	8,183
NetEase, Inc. ADR	4,240	608,779
New China Life Insurance Co., Ltd. Class H	29,100	102,608
New Oriental Education & Technology Group, Inc. ADR	5,072	175,440
Noah Holdings, Ltd. ADS (a) (b)	546	13,584
NQ Mobile, Inc. ADR (a) (b)	1,640	7,511
Ourgame International Holdings, Ltd.	18,000	10,095
Ozner Water International Holding, Ltd. (a) (b) (d)	39,000	6,134
Pacific Online, Ltd.	17,000	4,844
Parkson Retail Group, Ltd. (b)	77,134	8,254
People’s Insurance Co. Group of China, Ltd. Class H	224,000	94,723
PetroChina Co., Ltd. Class H	944,970	628,636
PICC Property & Casualty Co., Ltd. Class H	317,506	582,080
Ping An Insurance Group Co. of China, Ltd. Class H	214,000	1,023,574
Poly Culture Group Corp., Ltd. Class H	2,500	5,872
Poly Property Group Co., Ltd. (b)	43,000	11,753
PW Medtech Group, Ltd. (a)	21,000	4,684
Qihoo 360 Technology Co., Ltd. ADR (a) (b)	3,458	261,252
Qunar Cayman Islands, Ltd. ADR (a) (b)	1,367	54,270
ReneSola, Ltd. ADR (a) (b)	7,561	10,888
Renhe Commercial Holdings Co., Ltd. (a) (b)	675,000	26,977

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Semiconductor Manufacturing International Corp. (a)	1,130,000	$100,521
Shandong Airlines Co., Ltd. Class B	2,100	5,247
Shandong Chenming Paper Holdings, Ltd. Class B	12,000	8,772
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	8,000	12,727
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	84,000	53,498
Shanghai Baosight Software Co., Ltd. Class B	1,900	7,372
Shanghai Electric Group Co., Ltd. Class H (b)	266,077	121,434
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	10,000	27,590
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	12,170
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	6,168
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	59,048	38,204
Shanghai Industrial Urban Development Group, Ltd.	26,000	4,894
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	11,407
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	33,894	70,669
Shanghai Jinjiang International Travel Co., Ltd. Class B	1,500	6,582
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	44,634	76,235
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	14,800	49,373
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	12,500	24,689
Shanghai Prime Machinery Co., Ltd. Class H	42,000	6,444
Shengjing Bank Co., Ltd. Class H (b) (d)	24,300	33,083
Shenwan Hongyuan HK, Ltd.	10,000	4,886
Shenzhen Expressway Co., Ltd. Class H	96,482	84,211
Shenzhen International Holdings, Ltd. (b)	28,966	46,979
Shenzhen Investment, Ltd.	85,016	33,758
Shenzhou International Group Holdings, Ltd.	17,000	92,490
Shougang Concord International Enterprises Co., Ltd. (a)	158,000	4,318
Shunfeng International Clean Energy, Ltd. (a)	44,000	8,622
Silver Grant International Industries, Ltd.	48,000	5,631
SINA Corp. (a)	3,562	168,732
Sino-Ocean Land Holdings, Ltd.	236,980	112,127
Sinofert Holdings, Ltd.	36,000	5,013
SinoMedia Holding, Ltd. (b)	18,000	4,618
Sinopec Oilfield Service Corp. Class H (a) (b)	54,000	11,905
Sinopec Shanghai Petrochemical Co., Ltd. Class H (a)	246,600	124,944
Sinopharm Group Co., Ltd. Class H	40,000	180,750

Sinosoft Technology Group, Ltd.	28,000	14,223
Sinotrans, Ltd. Class H	281,300	122,942
Sinovac Biotech, Ltd. (a)	4,896	31,285
SITC International Holdings Co., Ltd.	22,000	10,863
SOHO China, Ltd. (b)	21,500	10,256
SouFun Holdings, Ltd. ADR (b)	7,561	45,290
SPT Energy Group, Inc. (a)	20,000	1,547
Sunac China Holdings, Ltd.	62,000	41,725
Sunny Optical Technology Group Co., Ltd. (b)	27,000	75,884
Synertone Communication Corp. (a)	27,200	715
TCL Multimedia Technology Holdings, Ltd. (b)	24,000	14,635
Tencent Holdings, Ltd.	245,267	5,008,708
Tian Ge Interactive Holdings, Ltd. (a) (d)	24,000	15,347
Tiangong International Co., Ltd.	48,000	3,713
Tianneng Power International, Ltd. (a) (b)	36,000	32,164
Tingyi Cayman Islands Holding Corp. (b)	166,000	185,549
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	16,064
TravelSky Technology, Ltd. Class H (b)	121,841	199,493
Trigiant Group, Ltd. (b)	22,000	3,801
Trina Solar, Ltd. ADR (a)	3,281	32,613
Uni-President China Holdings, Ltd. (b)	25,000	19,951
Universal Health International Group Holding, Ltd.	22,000	2,411
V1 Group, Ltd. (b)	196,200	11,003
Vipshop Holdings, Ltd. ADR (a)	12,493	160,910
Want Want China Holdings, Ltd. (b)	343,000	254,269
Weiqiao Textile Co. Class H	78,000	56,213
West China Cement, Ltd. (b)	80,000	16,605
Winsway Enterprises Holdings, Ltd. (a)	10,000	67
Wisdom Sports Group (b)	28,000	9,313
Xiamen International Port Co., Ltd. Class H	26,000	5,330
Xinchen China Power Holdings, Ltd. (a) (b)	34,000	5,392
Xinjiang Goldwind Science & Technology
Co., Ltd. Class H (b)	3,800	5,438
Xinyi Solar Holdings, Ltd. (b)	118,000	41,988
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (d)	6,500	7,760
Yanzhou Coal Mining Co., Ltd. Class H (b)	186,000	97,118
Yestar International Holdings Co., Ltd.	22,500	9,486
Yingde Gases Group Co., Ltd.	21,000	8,041
Yingli Green Energy Holding Co., Ltd. ADR (a) (b)	900	4,113
Youku Tudou, Inc. ADR (a)	4,656	127,993
Yuexiu Property Co., Ltd. (b)	434,000	62,667
Yuexiu Transport Infrastructure, Ltd. (b)	1,258	847
YY, Inc. ADR (a)	1,090	67,133
Zhaojin Mining Industry Co., Ltd. Class H (b)	13,000	10,090
Zhejiang Expressway Co., Ltd. Class H	209,862	225,107
Zhuzhou CRRC Times Electric Co., Ltd.	28,500	166,446

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Zijin Mining Group Co., Ltd. Class H (b)	335,000	$103,654
ZTE Corp. Class H	62,927	114,877

		49,150,774

COLOMBIA — 0.7%
Almacenes Exito SA	6,309	32,939
Avianca Holdings SA Preference Shares	94,348	59,689
Banco Davivienda SA Preference Shares	10,608	97,064
Banco de Bogota SA	3,406	69,067
Bancolombia SA	9,858	81,076
Bancolombia SA ADR	3,556	121,544
Bolsa de Valores de Colombia	6,434,306	38,135
Celsia SA ESP	6,228	8,067
Cementos Argos SA	7,015	27,142
Cementos Argos SA Preference Shares	8,378	29,849
Cemex Latam Holdings SA (a)	2,426	10,421
Constructora Conconcreto SA	18,910	6,832
Corp. Financiera Colombiana SA (c)	33	427
Corp. Financiera Colombiana SA (c)	3,140	39,981
Ecopetrol SA	94,867	41,380
Empresa de Telecomunicaciones de Bogota	186,876	37,023
Grupo Argos SA	2,560	17,099
Grupo Argos SA Preference Shares	10,735	67,771
Grupo Aval Acciones y Valores SA	254,602	97,491
Grupo de Inversiones Suramericana SA	3,863	51,322
Grupo de Inversiones Suramericana SA Preference Shares	3,858	50,356
Grupo Nutresa SA	3,564	30,261
Interbolsa SA (a) (e)	52,588	—
Interconexion Electrica SA ESP	14,374	41,400
Isagen SA ESP	59,253	80,200

		1,136,536

CZECH REPUBLIC — 0.4%
CEZ A/S	12,945	228,674
Komercni banka A/S	1,367	302,355
Unipetrol A/S (a)	9,226	70,256

		601,285

EGYPT — 0.4%
Commercial International Bank Egypt SAE	123,014	531,678
Egypt Kuwait Holding Co. SAE	48,306	22,704
Egyptian Financial Group-Hermes Holding Co. (a)	53,887	61,716
Global Telecom Holding SAE (a)	44,906	15,474
Global Telecom Holding SAE GDR (a)	25,885	42,063
Orascom Telecom Media And Technology Holding SAE (a)	39,013	3,427

		677,062

GREECE — 0.2%
Alpha Bank AE (a)	3,066	6,848
Diana Shipping, Inc. (a)	2,207	5,893
DryShips, Inc. (a)	451	1,060
Ellaktor SA (a)	222	321
Eurobank Ergasias SA (a)	3,375	2,996
FF Group (a)	787	15,488

Fourlis Holdings SA (a)	108	351
Frigoglass SAIC (a)	189	80
GEK Terna Holding Real Estate Construction SA (a)	269	506
Grivalia Properties REIC AE	4,284	35,979
Hellenic Exchanges — Athens Stock Exchange SA	8,125	46,016
Hellenic Telecommunications Organization SA	6,783	61,450
Intralot SA-Integrated Lottery Systems & Services (a)	18,256	23,508
JUMBO SA (a)	2,782	37,726
Marfin Investment Group Holdings SA (a)	3,150	409
Mytilineos Holdings SA (a)	73	287
National Bank of Greece SA (a)	2,561	730
OPAP SA	8,373	58,966
Piraeus Bank SA (a)	414	107
Public Power Corp. SA	2,837	10,151
Terna Energy SA (a)	141	458
Titan Cement Co. SA	1,343	28,910

		338,240

HONG KONG — 1.3%
AGTech Holdings, Ltd. (a)	56,000	13,790
Alibaba Pictures Group, Ltd. (a) (b)	492,400	112,363
AMVIG Holdings, Ltd.	38,000	15,873
Asian Citrus Holdings, Ltd. (a) (b)	43,000	2,661
Beijing Enterprises Clean Energy Group, Ltd. (a)	638,000	39,893
BEP International Holdings, Ltd.	360,000	28,776
Bosideng International Holdings, Ltd. (b)	66,000	5,276
Carnival Group International Holdings, Ltd. (a) (b)	210,000	29,240
CGN Meiya Power Holdings Co., Ltd. (a) (d)	24,000	4,115
Chia Tai Enterprises International, Ltd. (a)	2,300	649
China All Access Holdings, Ltd.	28,000	9,674
China Animation Characters Co., Ltd. (a)	18,000	6,544
China Chengtong Development Group, Ltd. (a)	206,000	18,591
China Fiber Optic Network System Group, Ltd. (a) (b)	68,800	6,386
China Financial International Investments, Ltd. (a) (b)	180,000	16,476
China Financial Leasing Group, Ltd. (a)	80,000	7,632
China Gas Holdings, Ltd. (b)	100,000	147,488
China High Speed Transmission Equipment Group Co., Ltd. (a)	36,000	29,982
China Huarong Energy Co., Ltd. (a) (b)	34,400	3,903
China Jicheng Holdings, Ltd. (a)	172,800	26,511
China National Culture Group, Ltd. (a)	210,000	1,624
China Ocean Industry Group, Ltd. (a)	265,000	6,696
China Oil & Gas Group, Ltd. (a)	132,000	7,998
China Overseas Property Holdings, Ltd. (a) (b)	62,066	9,042

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Precious Metal Resources Holdings Co., Ltd. (a) (b)	160,000	$4,930
China Public Procurement, Ltd. (a) (b)	348,000	7,537
China Soft Power Technology Holdings, Ltd. (a)	168,000	6,065
China Vanguard Group, Ltd. (a) (b)	70,000	5,415
Citychamp Watch & Jewellery Group, Ltd. (a)	64,000	10,396
Comba Telecom Systems Holdings, Ltd.	44,362	7,893
Concord New Energy Group, Ltd.	120,000	6,498
CP Pokphand Co., Ltd.	212,000	22,139
Digital China Holdings, Ltd.	41,000	54,761
Essex Bio-technology, Ltd.	42,000	21,767
Eternity Investment, Ltd. (a)	40,574	905
Feiyu Technology International Co., Ltd.	19,500	5,481
First Shanghai Investments, Ltd.	40,000	6,395
Fullshare Holdings, Ltd. (a)	249,500	62,724
GCL-Poly Energy Holdings, Ltd. (b)	336,000	55,447
Global Bio-Chem Technology Group Co., Ltd. (a)	150,000	4,003
Golden Meditech Holdings, Ltd.	44,000	6,013
Haier Electronics Group Co., Ltd.	25,000	43,576
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	856,000	—
Hang Fat Ginseng Holdings Co., Ltd.	170,000	1,074
Hengdeli Holdings, Ltd.	813,600	67,131
Hi Sun Technology China, Ltd. (a) (b)	84,000	14,078
Hua Han Health Industry Holdings, Ltd. (b)	219,600	23,782
Hua Hong Semiconductor, Ltd.	7,000	6,994
Huabao International Holdings, Ltd. (a)	56,000	21,082
Imperial Pacific International Holdings, Ltd. (a) (b)	1,290,000	25,945
Joy City Property, Ltd.	144,000	21,907
Ju Teng International Holdings, Ltd.	40,500	20,886
Kingboard Chemical Holdings, Ltd.	59,340	102,361
Kingboard Laminates Holdings, Ltd.	34,500	16,057
Lee & Man Paper Manufacturing, Ltd.	29,000	19,853
Millennium Pacific Group Holdings, Ltd. (a)	106,000	17,766
National Agricultural Holdings, Ltd. (a)	34,000	10,652
Neo Telemedia, Ltd. (a)	460,000	23,722
NetDragon Websoft, Inc.	11,000	31,767
NewOcean Energy Holdings, Ltd.	22,000	7,913
Newtree Group Holdings, Ltd. (a)	14,000	686
Nine Dragons Paper Holdings, Ltd.	93,000	70,380
Portico International Holdings, Ltd. (a)	14,000	4,873
Pou Sheng International Holdings, Ltd. (a)	74,000	16,028
Real Nutriceutical Group, Ltd. (b)	57,000	5,585
REXLot Holdings, Ltd. (b) (e)	175,000	7,445
Shimao Property Holdings, Ltd.	93,000	137,644
SIM Technology Group, Ltd. (a)	188,000	9,331
Sino Biopharmaceutical, Ltd.	180,000	135,060
Skyworth Digital Holdings, Ltd.	61,194	37,869
Solargiga Energy Holdings, Ltd. (a)	406,000	9,003
SSY Group, Ltd. (b)	23,740	7,529
Sun Art Retail Group, Ltd. (b)	51,500	36,451
Suncorp Technologies, Ltd. (a)	540,000	9,955

Tack Fiori International Group, Ltd. (a)	44,000	1,844
Tech Pro Technology Development, Ltd. (a) (b)	166,000	50,293
Tibet Water Resources, Ltd. (b)	20,000	6,188
United Laboratories International Holdings, Ltd. (a)	12,000	4,827
Universal Medical Financial & Technical Advisory Services Co., Ltd.	34,600	26,809
Vision Values Holdings, Ltd. (a)	60,000	3,404
Wanda Hotel Development Co., Ltd. (a)	37,000	4,198
Wasion Group Holdings, Ltd.	24,000	12,686
WH Group, Ltd. (a)	296,000	214,466
Xinyi Glass Holdings, Ltd.	90,000	59,988
Yip’s Chemical Holdings, Ltd.	10,000	3,120

		2,191,760

HUNGARY — 0.6%
MOL Hungarian Oil & Gas PLC	4,332	260,669
OTP Bank PLC	17,498	439,568
Richter Gedeon Nyrt	14,983	298,839

		999,076

INDIA — 11.0%
Adani Enterprises, Ltd.	788	878
Adani Ports & Special Economic Zone, Ltd.	36,093	135,003
Adani Power, Ltd. (a)	1,874	975
Adani Transmissions, Ltd. (a)	951	493
AIA Engineering, Ltd.	533	7,564
Alok Industries, Ltd. (a)	200,333	13,613
Amtek Auto, Ltd. (a)	6,535	2,990
Anant Raj, Ltd.	50,075	24,953
Apollo Hospitals Enterprise, Ltd.	4,469	89,707
Ashok Leyland, Ltd.	26,883	44,086
Aurobindo Pharma, Ltd.	14,583	164,036
Axis Bank, Ltd.	50,863	341,135
Bajaj Hindusthan Sugar, Ltd. (a)	76,454	23,090
Balrampur Chini Mills, Ltd. (a)	38,082	62,020
BF Investment, Ltd. (a)	8,971	16,392
Bharat Forge, Ltd.	984	12,973
Bharat Heavy Electricals, Ltd.	58,128	99,934
Bharti Airtel, Ltd.	94,932	502,883
Bharti Infratel, Ltd.	16,040	92,514
Biocon, Ltd.	1,821	13,291
Bosch, Ltd.	68	21,342
Britannia Industries, Ltd.	3,734	151,480
Cipla, Ltd.	39,681	306,764
Coal India, Ltd.	25,457	112,230
CORE Education & Technologies, Ltd. (a)	10,378	329
DCB Bank, Ltd. (a)	105,323	126,043
Dewan Housing Finance Corp., Ltd.	29,399	87,168
Dr Reddy’s Laboratories, Ltd. ADR	9,386	424,153
Educomp Solutions, Ltd. (a)	13,183	2,359
Eicher Motors, Ltd.	356	103,111
Era Infra Engineering, Ltd. (a)	2,941	80
Fortis Healthcare, Ltd. (a)	20,733	54,946
GAIL India, Ltd.	43,651	234,923
Gammon India, Ltd. (a)	32,419	6,119
Gateway Distriparks, Ltd.	12,406	52,473

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Gitanjali Gems, Ltd. (a)	1,463	$719
Glenmark Pharmaceuticals, Ltd.	3,370	40,459
Godrej Consumer Products, Ltd.	2,421	50,480
Godrej Industries, Ltd.	21,348	114,441
Grasim Industries, Ltd. GDR	32	1,857
GRUH Finance, Ltd.	34,886	126,037
GTL Infrastructure, Ltd. (a)	220,608	6,996
GTL, Ltd. (a)	1,872	331
Gujarat NRE Coke, Ltd. (a)	13,970	622
Gujarat Pipavav Port, Ltd. (a)	2,347	6,255
GVK Power & Infrastructure, Ltd. (a)	99,168	10,183
HCL Technologies, Ltd.	22,994	282,675
HDFC Bank, Ltd.	57,029	922,445
Hero MotoCorp, Ltd.	12,706	565,187
Hindalco Industries, Ltd.	40,442	53,711
Hindustan Construction Co., Ltd. (a)	12,332	3,631
Hindustan Unilever, Ltd.	54,592	716,792
Housing Development & Infrastructure, Ltd. (a)	10,419	11,509
Housing Development Finance Corp., Ltd.	83,060	1,386,706
ICICI Bank, Ltd. ADR	85,183	609,910
Idea Cellular, Ltd.	17,414	28,978
IDFC Bank, Ltd. (a)	18	13
IDFC, Ltd.	18	11
Indiabulls Housing Finance, Ltd.	4,273	41,935
Indiabulls Real Estate, Ltd. (a)	14,974	12,708
Indian Hotels Co., Ltd. (a)	54,572	81,542
Infosys, Ltd. ADR (b)	92,898	1,766,920
IRB Infrastructure Developers, Ltd.	3,244	11,399
ITC, Ltd.	6,211	30,787
ITC, Ltd. GDR	28,867	143,088
IVRCL, Ltd. (a)	12,642	1,222
Jain Irrigation Systems, Ltd.	8,590	7,822
Jaiprakash Associates, Ltd. (a)	45,985	5,347
Jet Airways India, Ltd. (a)	11,288	93,290
Jindal Steel & Power, Ltd. (a)	4,245	3,862
Kotak Mahindra Bank, Ltd.	22,025	226,378
Lanco Infratech, Ltd. (a)	25,770	1,946
Larsen & Toubro, Ltd. GDR	19,125	345,206
LIC Housing Finance, Ltd.	12,554	93,488
Lupin, Ltd.	7,634	170,525
Magma Fincorp, Ltd.	6,166	6,965
Mahanagar Telephone Nigam, Ltd. (a)	40,530	10,802
Mahindra & Mahindra Financial Services, Ltd.	11,319	41,714
Mahindra & Mahindra, Ltd. GDR	21,843	392,082
Marico, Ltd.	5,416	19,980
Marksans Pharma, Ltd.	8,840	6,181
Maruti Suzuki India, Ltd.	9,034	506,974
Mindtree, Ltd.	2,371	23,389
Monnet Ispat & Energy, Ltd. (a)	4,534	1,527
MRF, Ltd.	112	64,770
NCC, Ltd.	14,169	16,218
NTPC, Ltd.	79,751	155,173
Oil & Natural Gas Corp., Ltd.	113,587	367,231
OnMobile Global, Ltd.	3,153	5,875
Opto Circuits India, Ltd. (a)	4,061	592
Page Industries, Ltd.	141	25,799

PS IT Infrastructure & Services, Ltd. (a)	1,057	143
PTC India, Ltd.	36,516	35,291
Punj Lloyd, Ltd. (a)	8,359	2,827
Rajesh Exports, Ltd.	5,946	55,767
RattanIndia Infrastructure, Ltd. (a)	40,862	2,160
REI Agro, Ltd. (a)	838,666	5,699
Reliance Capital, Ltd.	5,022	27,934
Reliance Communications, Ltd. (a)	61,793	46,656
Reliance Industries, Ltd. GDR (d)	40,029	1,262,915
Reliance Infrastructure, Ltd.	14,767	118,988
Rolta India, Ltd.	4,245	4,862
Ruchi Soya Industries, Ltd.	24,231	12,020
SE Investments, Ltd.	11,598	34,616
Sharda Cropchem, Ltd.	1,572	5,578
Shree Renuka Sugars, Ltd. (a)	54,808	12,125
Shriram Transport Finance Co., Ltd.	5,218	75,103
Siemens, Ltd.	13,465	223,602
Sintex Industries, Ltd.	33,928	39,450
SKS Microfinance, Ltd. (a)	2,298	18,942
State Bank of India GDR	5,784	169,471
Strides Shasun, Ltd.	1,499	24,538
Sun Pharma Advanced Research Co., Ltd. (a)	1,625	7,043
Sun Pharmaceutical Industries, Ltd.	47,495	588,107
Sun TV Network, Ltd.	4,469	25,472
Suzlon Energy, Ltd. (a)	255,660	54,821
Symphony, Ltd.	342	12,284
Tata Communications, Ltd.	10,039	57,242
Tata Consultancy Services, Ltd.	27,375	1,041,839
Tata Elxsi, Ltd.	857	24,379
Tata Motors, Ltd. ADR (a) (b)	15,744	457,363
Tata Power Co., Ltd.	144,888	141,448
Tata Steel, Ltd.	21,400	103,312
Tech Mahindra, Ltd.	19,254	138,090
UltraTech Cement, Ltd.	196	9,556
Unitech, Ltd. (a)	84,535	6,319
United Breweries, Ltd.	3,142	39,255
United Spirits, Ltd. (a)	2,812	106,132
UPL, Ltd.	5,826	42,026
Vedanta, Ltd.	20,716	28,107
Videocon Industries, Ltd.	16,186	26,153
VST Industries, Ltd.	1,169	29,221
Welspun India, Ltd.	10,020	14,972
Wipro, Ltd. ADR	34,559	434,752
Wockhardt, Ltd. (a)	1,376	20,237
Zee Entertainment Enterprises, Ltd.	24,644	143,999

		18,685,551

INDONESIA — 2.9%
Alam Sutera Realty Tbk PT	397,200	11,143
Astra International Tbk PT	1,321,588	722,588
Bank Central Asia Tbk PT	872,187	874,818
Bank Danamon Indonesia Tbk PT	265,418	76,062
Bank Mandiri Persero Tbk PT	659,049	511,931
Bank Negara Indonesia Persero Tbk PT	107,100	42,000
Bank Rakyat Indonesia Persero Tbk PT	661,165	569,669
Barito Pacific Tbk PT (a)	525,800	18,637
Bekasi Fajar Industrial Estate Tbk PT	247,300	5,035
Bumi Resources Tbk PT (a)	1,046,700	3,947
Bumi Serpong Damai Tbk PT	210,500	29,130

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Charoen Pokphand Indonesia Tbk PT	229,900	$62,243
Ciputra Development Tbk PT	327,300	32,212
Citra Marga Nusaphala Persada Tbk PT (a)	74,913	10,310
Garuda Indonesia Persero Tbk PT (a)	704,900	23,390
Global Mediacom Tbk PT	34,200	3,108
Indocement Tunggal Prakarsa Tbk PT	28,100	41,800
Indofood Sukses Makmur Tbk PT	580,351	316,217
Indosat Tbk PT (a)	139,800	65,103
Japfa Comfeed Indonesia Tbk PT (a)	60,500	3,650
Kalbe Farma Tbk PT	2,905,767	316,654
Kawasan Industri Jababeka Tbk PT	269,949	5,293
Lippo Cikarang Tbk PT (a)	10,200	5,442
Lippo Karawaci Tbk PT	680,900	53,661
Matahari Putra Prima Tbk PT	34,400	4,203
Mayora Indah Tbk PT	19,567	46,446
Medco Energi Internasional Tbk PT	363,900	41,028
Media Nusantara Citra Tbk PT	44,800	7,365
Modernland Realty Tbk PT	426,100	12,918
Pakuwon Jati Tbk PT	300,200	10,957
Perusahaan Gas Negara Persero Tbk	798,200	157,413
Semen Indonesia Persero Tbk PT	45,000	34,531
Sigmagold Inti Perkasa Tbk PT (a)	683,400	21,749
Summarecon Agung Tbk PT	231,800	27,708
Telekomunikasi Indonesia Persero Tbk PT	2,019,600	506,423
Tiga Pilar Sejahtera Food Tbk (a)	327,300	29,250
Unilever Indonesia Tbk PT	33,400	108,122
United Tractors Tbk PT	140,615	162,248
XL Axiata Tbk PT (a)	34,700	10,468

		4,984,872

MALAYSIA — 3.3%
Aeon Co. M Bhd	430,190	301,017
AEON Credit Service M Bhd	5,900	19,296
AirAsia Bhd	66,800	31,333
Alliance Financial Group Bhd	256,400	272,731
Axiata Group Bhd	77,461	116,941
Berjaya Sports Toto Bhd	123,314	99,877
Bintulu Port Holdings Bhd	94	164
British American Tobacco Malaysia Bhd	2,500	34,628
Bursa Malaysia Bhd	52,593	119,974
Capitaland Malaysia Mall Trust REIT	83,600	30,856
Carlsberg Brewery Malaysia Bhd Class B	131,376	470,751
CIMB Group Holdings Bhd	50,078	62,252
Dialog Group Bhd	900,367	369,239
DiGi.Com Bhd	330,000	417,839
Felda Global Ventures Holdings Bhd	22,900	8,863
Genting Bhd	199,300	500,613
Genting Malaysia Bhd	31,500	36,655
Guan Chong Bhd (a)	51,800	13,542
Hap Seng Plantations Holdings Bhd	7,100	4,404
IHH Healthcare Bhd	45,100	75,831
IOI Corp. Bhd	315,760	369,864
IOI Properties Group Bhd	228,250	135,142
Iskandar Waterfront City Bhd (a)	20,800	4,185
KLCCP Stapled Group	33,200	60,928
KNM Group Bhd (a)	271,021	33,691

KPJ Healthcare Bhd	22,920	25,085
Lingkaran Trans Kota Holdings Bhd	21,500	28,105
Magnum Bhd	189,660	120,072
Malayan Banking Bhd	146,670	339,091
Malaysian Resources Corp. Bhd	351,500	112,617
MPHB Capital Bhd (a)	94,830	35,973
Naim Holdings Bhd	87	56
OSK Holdings Bhd	368,206	158,551
Pavilion Real Estate Investment Trust	79,600	34,684
Pos Malaysia Bhd	62,400	43,183
Public Bank Bhd	46,300	222,867
SapuraKencana Petroleum Bhd	33,100	15,780
Sime Darby Bhd	58,831	119,879
SP Setia Bhd Group	18,049	14,480
Sunway Real Estate Investment Trust	82,700	33,915
TA Enterprise Bhd	325,200	48,761
TA Global Bhd	235,256	16,281
Telekom Malaysia Bhd	41,727	70,588
Tenaga Nasional Bhd	44,800	160,070
UEM Edgenta Bhd	42,300	39,573
UEM Sunrise Bhd	262,688	76,756
UMW Holdings Bhd	18,700	32,928
Unisem M Bhd	18,200	10,356
United Plantations Bhd	4,200	29,023
VS Industry Bhd	83,400	25,652
WCT Holdings Bhd	472,695	204,756

		5,609,698

MALTA — 0.0% (f)
Tiso Blackstar Group SE	135	83

MEXICO — 5.0%
Alfa SAB de CV Class A	249,300	504,630
America Movil SAB de CV Series L	1,420,809	1,113,417
Axtel SAB de CV (a) (b)	101,088	50,020
Cemex SAB de CV (a)	679,816	497,830
Coca-Cola Femsa SAB de CV Series L	36,850	308,686
Consorcio ARA SAB de CV Series	100,441	38,037
Desarrolladora Homex SAB de CV Class C1 (a)	2,124	441
El Puerto de Liverpool SAB de CV Series C1 (b)	20,832	248,291
Empresas ICA SAB de CV (a) (b)	41,181	9,876
Fibra Uno Administracion SA de CV	86,031	201,602
Fomento Economico Mexicano SAB de CV	122,517	1,192,446
Grupo Aeroportuario del Sureste SAB de CV Class B	27,044	410,668
Grupo Bimbo SAB de CV Series A (a) (b)	171,031	509,667
Grupo Elektra SAB de CV	3,125	61,567
Grupo Financiero Banorte SAB de CV Series O	96,710	549,807
Grupo Financiero Inbursa SAB de CV Series O	77,524	156,018
Grupo Mexico SAB de CV Series B	191,348	465,035
Grupo Televisa SAB Series CPO (b)	114,811	637,439
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a) (b)	98,606	142,462
Industrias CH SAB de CV Series B (a) (b)	26,867	100,475

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Industrias Penoles SAB de CV	9,319	$118,123
Kimberly-Clark de Mexico SAB de CV Class A	152,444	369,774
Sare Holding SAB de CV Class B (a)	112,634	1,393
Telesites SAB de CV (a)	71,727	41,979
TV Azteca SAB de CV	231,073	37,214
Urbi Desarrollos Urbanos SAB de CV (a) (b) (e)	44,913	—
Wal-Mart de Mexico SAB de CV	298,308	713,666

		8,480,563

MONACO — 0.0% (f)
GasLog, Ltd. (b)	1,033	10,061

NETHERLANDS — 0.5%
Steinhoff International Holdings NV	125,038	823,357
VimpelCom, Ltd. ADR	20,781	88,527

		911,884

PERU — 0.7%
Cia de Minas Buenaventura SAA ADR (a)	20,011	147,281
Credicorp, Ltd.	4,476	586,401
Southern Copper Corp. (b)	15,810	438,095
Volcan Cia Minera SAA Class B	303,769	49,265

		1,221,042

PHILIPPINES — 1.7%
Alliance Global Group, Inc.	125,200	44,865
Ayala Land, Inc.	804,480	615,874
Bank of the Philippine Islands	289,987	547,918
BDO Unibank, Inc.	205,354	456,243
Bloomberry Resorts Corp. (a)	48,200	5,391
Cebu Air, Inc.	87,210	169,515
Cebu Holdings, Inc.	442,700	49,515
D&L Industries, Inc.	132,600	27,675
DoubleDragon Properties Corp.	87,900	73,401
East West Banking Corp. (a)	50,100	16,734
Filinvest Land, Inc.	3,700,000	142,230
First Philippine Holdings Corp.	24,410	34,989
Global Ferronickel Holdings, Inc. (a)	286,000	5,218
GMA Holdings, Inc.	214,400	31,430
GT Capital Holdings, Inc.	570	17,207
JG Summit Holdings, Inc.	29,090	50,131
Megawide Construction Corp. (a)	279,088	37,579
Megaworld Corp.	403,300	36,349
Nickel Asia Corp.	33,500	3,827
Philippine Long Distance Telephone Co.	6,160	264,889
Puregold Price Club, Inc.	19,600	15,494
San Miguel Corp.	8,440	14,114
SM Investments Corp.	6,640	136,924
SM Prime Holdings, Inc.	186,890	89,092
Top Frontier Investment Holdings, Inc. (a)	1,001	3,809
Universal Robina Corp.	13,970	65,777
Vista Land & Lifescapes, Inc.	63,900	6,467

		2,962,657

POLAND — 1.2%
Asseco Poland SA	5,196	84,587
Bank Pekao SA	9,477	419,372
Bank Zachodni WBK SA (a)	1,403	115,689

Bioton SA (a)	72	231
Eurocash SA	488	6,995
Getin Holding SA (a)	18,599	6,396
Getin Noble Bank SA (a)	51,766	8,067
Globe Trade Centre SA (a)	16,105	30,549
Grupa Lotos SA (a)	10,070	75,324
KGHM Polska Miedz SA	10,149	207,512
LPP SA	26	38,421
mBank SA (a)	1,533	140,041
Orange Polska SA	62,140	112,530
Orbis SA	4,864	80,359
PGE Polska Grupa Energetyczna SA	35,359	132,814
Polimex-Mostostal SA (a)	914	1,277
Polski Koncern Naftowy Orlen SA	13,427	266,599
Powszechna Kasa Oszczednosci Bank Polski SA (a)	28,097	209,865
Powszechny Zaklad Ubezpieczen SA	18,072	172,859

		2,109,487

QATAR — 0.7%
Aamal Co.	2,924	10,270
Industries Qatar QSC	2,681	79,736
Mannai Corp. QSC	1,761	44,492
Masraf Al Rayan QSC	19,107	187,324
Mazaya Qatar Real Estate Development QSC	10,411	40,198
Medicare Group	1,427	42,323
National Leasing	15,358	70,012
Ooredoo QSC	4,901	125,170
Qatar Electricity & Water Co. QSC	468	26,990
Qatar Insurance Co. SAQ	3,432	78,133
Qatar National Bank SAQ	10,907	421,735
Qatari Investors Group QSC	4,923	80,306
Vodafone Qatar QSC	19,015	64,334

		1,271,023

RUSSIA — 3.8%
Evraz PLC (a)	11,709	15,146
Gazprom PAO ADR	275,622	1,188,758
LSR Group PJSC GDR	7,071	16,086
Lukoil PJSC ADR	22,474	863,339
Magnit PJSC GDR	7,711	308,054
Mail.Ru Group, Ltd. GDR (a)	2,081	45,158
Mechel ADR (a) (b)	8,276	14,980
MMC Norilsk Nickel PJSC ADR	32,900	424,739
Mobile TeleSystems PJSC ADR	45,095	364,819
Novatek OAO GDR	4,346	390,488
Novolipetsk Steel GDR	1,776	22,200
Novorossiysk Commercial Sea Port PJSC GDR (a)	3,281	13,288
Pharmstandard PJSC GDR (a)	236	943
Polymetal International PLC	6,453	62,977
Rosneft OAO GDR	72,582	329,667
Rostelecom PJSC ADR	4,981	44,530
Sberbank of Russia PJSC ADR (c)	80,992	562,084
Sberbank of Russia PJSC ADR (c)	6,230	43,361
Severstal PAO GDR	25,226	266,891
Sistema JSFC GDR	7,843	50,666
Surgutneftegas OAO ADR	97,337	567,475
Tatneft PAO ADR (c)	1,404	44,703
Tatneft PAO ADR (b) (c)	13,000	421,980

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TMK PAO GDR	2,686	$8,139
VTB Bank PJSC GDR	110,868	245,683
X5 Retail Group NV GDR (a)	2,176	46,131
Yandex NV Class A (a)	5,994	91,828

		6,454,113

SOUTH AFRICA — 7.0%
Adbee Rf, Ltd. (a)	929	1,999
Adcock Ingram Holdings, Ltd. (b)	5,266	15,750
Adcorp Holdings, Ltd.	30,411	31,015
African Bank Investments, Ltd. (a) (e)	183,473	—
African Rainbow Minerals, Ltd.	6,485	41,900
Allied Electronics Corp., Ltd.	36,155	11,332
Anglo American Platinum, Ltd. (a) (b)	1,773	43,623
AngloGold Ashanti, Ltd. (a)	15,615	217,111
Aquarius Platinum, Ltd. (a)	60,422	11,507
ArcelorMittal South Africa, Ltd. (a)	9,361	4,964
Aspen Pharmacare Holdings, Ltd. (a)	15,548	338,466
Aveng, Ltd. (a)	34,994	9,279
Barclays Africa Group, Ltd.	21,035	213,940
Barloworld, Ltd.	14,970	76,947
Bidvest Group, Ltd.	21,945	556,533
Coronation Fund Managers, Ltd. (b)	31,619	157,794
Discovery, Ltd. (b)	21,559	178,095
FirstRand, Ltd. (b)	165,977	545,846
Foschini Group, Ltd.	14,001	134,641
Gold Fields, Ltd.	34,815	138,356
Grindrod, Ltd. (b)	58,892	46,087
Group Five, Ltd.	16,733	24,051
Harmony Gold Mining Co., Ltd. (a)	14,096	50,823
Impala Platinum Holdings, Ltd. (a)	25,030	79,984
Imperial Holdings, Ltd. (b)	11,559	118,199
Investec, Ltd.	12,755	95,316
Invicta Holdings, Ltd.	23,871	84,866
Kumba Iron Ore, Ltd. (a) (b)	2,483	13,428
Lewis Group, Ltd. (b)	15,126	48,336
Massmart Holdings, Ltd.	9,848	84,921
MMI Holdings, Ltd. (b)	55,988	94,785
Mr. Price Group, Ltd.	10,262	123,796
MTN Group, Ltd. (b)	63,401	582,799
Murray & Roberts Holdings, Ltd.	41,920	35,912
Naspers, Ltd. Class N	18,217	2,552,708
Nedbank Group, Ltd. (b)	17,014	224,706
Netcare, Ltd.	131,710	323,275
Northam Platinum, Ltd. (a)	17,615	50,385
PPC, Ltd.	12,825	10,638
PSG Group, Ltd.	14,309	195,061
Rand Merchant Investment Holdings, Ltd. (b)	69,472	196,589
Remgro, Ltd.	27,020	459,604
RMB Holdings, Ltd. (b)	56,625	235,848
Sanlam, Ltd.	89,168	415,224
Sappi, Ltd. (a)	17,780	79,024
Sasol, Ltd.	20,930	628,327
Shoprite Holdings, Ltd.	29,852	352,387
Sibanye Gold, Ltd.	39,473	152,009
Standard Bank Group, Ltd.	57,371	516,760
Sun International, Ltd. (b)	10,412	48,634
Telkom SA SOC, Ltd.	16,853	65,966
Tiger Brands, Ltd.	12,305	272,094

Trans Hex Group, Ltd.	1,685	407
Truworths International, Ltd. (b)	24,895	166,249
Vodacom Group, Ltd.	22,051	240,675
Wilson Bayly Holmes-Ovcon, Ltd.	14,494	117,269
Woolworths Holdings, Ltd.	51,347	313,046
Zambezi Platinum RF, Ltd. Series ZPLP, Preference Shares	4,522	12,759

		11,842,045

TAIWAN — 14.3%
Acer, Inc. (a)	170,701	65,503
Adlink Technology, Inc.	33,665	76,359
Advanced Ceramic X Corp.	4,000	22,433
Advanced Semiconductor Engineering, Inc.	378,184	440,063
Advanced Wireless Semiconductor Co.	13,000	28,033
Advancetek Enterprise Co., Ltd.	152,000	89,498
Advantech Co., Ltd.	5,000	36,742
AGV Products Corp. (a)	311,000	78,079
Airmate Cayman International Co., Ltd. (a)	11,000	7,981
APCB, Inc.	60,000	28,151
Asustek Computer, Inc.	34,340	308,360
AU Optronics Corp. ADR	64,198	189,384
Audix Corp.	43,600	45,383
Bank of Kaohsiung Co., Ltd.	96,588	26,590
Basso Industry Corp.	164,900	351,996
Biostar Microtech International Corp. (a)	121,000	27,520
C Sun Manufacturing, Ltd.	58,000	28,564
Carnival Industrial Corp. (a)	123,000	19,720
Catcher Technology Co., Ltd.	36,000	295,302
Cathay Financial Holding Co., Ltd.	314,541	376,757
Cathay No 1 REIT	82,000	43,823
Center Laboratories, Inc. (a)	38,124	83,038
Chailease Holding Co., Ltd.	33,608	58,582
Champion Building Materials Co., Ltd. (a)	85,000	18,619
Chang Hwa Commercial Bank, Ltd.	469,431	240,667
Chang Wah Electromaterials, Inc.	8,257	23,475
Charoen Pokphand Enterprise	288,060	221,970
Chen Full International Co., Ltd.	12,000	19,948
Cheng Loong Corp.	33,000	11,894
Cheng Shin Rubber Industry Co., Ltd.	21,850	43,925
China Airlines, Ltd. (a)	118,000	42,164
China Chemical & Pharmaceutical Co., Ltd.	94,000	56,516
China Development Financial Holding Corp.	745,945	199,327
China Steel Chemical Corp.	39,595	139,636
China Steel Corp.	480,451	334,393
Chipbond Technology Corp.	19,000	30,698
Chlitina Holding, Ltd.	2,000	17,214
Chong Hong Construction Co., Ltd.	7,717	11,509
Chung Hwa Pulp Corp.	119,794	37,035
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	37,000	44,721
Chunghwa Telecom Co., Ltd.	154,457	525,511
CMC Magnetics Corp. (a)	140,933	15,239
Coland Holdings, Ltd.	11,938	17,805

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Compal Electronics, Inc.	311,774	$195,682
Coxon Precise Industrial Co., Ltd.	10,000	15,287
CTBC Financial Holding Co., Ltd.	783,081	413,633
Da-Li Development Co., Ltd.	78,636	51,432
Delta Electronics, Inc.	123,167	543,429
Dimerco Express Corp.	166,000	84,331
E.Sun Financial Holding Co., Ltd.	92,000	51,454
Eclat Textile Co., Ltd.	8,681	114,231
Elan Microelectronics Corp.	2,000	2,392
Elite Advanced Laser Corp.	8,000	44,743
Elite Material Co., Ltd.	13,000	24,761
Elite Semiconductor Memory Technology, Inc.	98,750	86,526
Epistar Corp.	38,180	27,582
Etron Technology, Inc.	12,445	4,756
Eva Airways Corp. (a)	74,782	41,824
Excelsior Medical Co., Ltd.	25,344	39,610
Far Eastern New Century Corp.	338,850	276,900
Feng TAY Enterprise Co., Ltd.	14,060	74,704
Flytech Technology Co., Ltd.	8,854	30,399
Formosa Chemicals & Fibre Corp.	164,243	409,281
Formosa Plastics Corp.	255,714	634,041
Founding Construction & Development Co., Ltd.	249,407	135,227
Foxconn Technology Co., Ltd.	79,281	177,855
Fubon Financial Holding Co., Ltd.	393,903	501,803
Fullerton Technology Co., Ltd.	30,000	22,558
Fwusow Industry Co., Ltd.	119,627	56,870
Giant Manufacturing Co., Ltd.	25,302	146,227
Grape King Bio, Ltd.	26,664	152,856
Great Wall Enterprise Co., Ltd.	32,300	20,875
HannStar Display Corp. (a)	78,500	10,391
Hermes Microvision, Inc.	3,000	85,757
Himax Technologies, Inc. ADR (b)	3,109	34,945
Hiwin Technologies Corp.	9,178	40,637
Hocheng Corp.	177,000	46,637
Hon Hai Precision Industry Co., Ltd.	570,905	1,504,249
Hong TAI Electric Industrial	113,000	30,160
Hota Industrial Manufacturing Co., Ltd.	9,000	39,150
Hotai Motor Co., Ltd.	25,433	279,744
HTC Corp.	55,198	158,130
Hua Nan Financial Holdings Co., Ltd.	472,942	235,119
Hung Sheng Construction, Ltd.	65,000	31,203
Ibase Technology, Inc.	94,165	160,628
Innolux Corp.	239,820	83,830
Inotera Memories, Inc. (a)	79,000	71,553
Iron Force Industrial Co., Ltd.	6,000	36,447
Janfusun Fancyworld Corp. (a)	358,112	33,159
KEE TAI Properties Co., Ltd.	63,000	32,201
Kenda Rubber Industrial Co., Ltd.	4,673	7,434
Kerry TJ Logistics Co., Ltd.	54,000	69,631
Kindom Construction Corp.	39,000	19,691
Kung Long Batteries Industrial Co., Ltd.	9,000	39,709
Kuoyang Construction Co., Ltd.	40,225	14,998
Kwong Fong Industries Corp.	25,300	14,897
Land Mark Optoelectronics Corp.	2,000	32,501
Largan Precision Co., Ltd.	4,000	310,092
Leofoo Development Co., Ltd.	115,000	35,911
Li Cheng Enterprise Co., Ltd.	6,000	32,252
Lite-On Technology Corp.	164,321	200,653

Long Bon International Co., Ltd.	11,000	6,443
Long Chen Paper Co., Ltd.	751,401	300,009
Makalot Industrial Co., Ltd.	4,000	24,049
MediaTek, Inc.	54,329	416,954
Medigen Biotechnology Corp. (a)	5,248	11,529
Mega Financial Holding Co., Ltd.	358,333	254,966
Merida Industry Co., Ltd.	2,100	9,298
Merry Electronics Co., Ltd.	13,356	22,824
Mosel Vitelic, Inc. (a)	3,758	327
Namchow Chemical Industrial Co., Ltd.	53,000	102,759
Nan Ya Plastics Corp.	250,486	526,126
Nanya Technology Corp.	3,982	4,943
National Petroleum Co., Ltd.	280,003	315,377
Neo Solar Power Corp.	17,938	11,649
New Era Electronics Co., Ltd.	24,000	19,239
Newmax Technology Co., Ltd. (a)	22,185	10,581
Nexcom International Co., Ltd.	71,638	60,767
Novatek Microelectronics Corp.	31,225	125,641
OBI Pharma, Inc. (a)	3,000	36,820
Pacific Hospital Supply Co., Ltd.	21,000	53,113
Pan Jit International, Inc.	9,000	4,684
Parade Technologies, Ltd.	4,000	39,647
PChome Online, Inc.	3,000	33,044
Pegatron Corp.	55,686	129,941
Phytohealth Corp. (a)	9,000	12,822
Pihsiang Machinery Manufacturing Co., Ltd.	24,000	52,125
Portwell, Inc.	25,000	34,411
Pou Chen Corp.	208,462	265,565
Powertech Technology, Inc.	67,285	152,616
Precision Silicon Corp.	909	734
Promate Electronic Co., Ltd.	57,000	61,899
ProMOS Technologies, Inc. (a) (e)	130,950	—
Quanta Computer, Inc.	216,664	378,341
Radiant Opto-Electronics Corp.	14,000	27,144
Sampo Corp.	208,000	86,925
Sesoda Corp.	78,648	72,456
Shih Wei Navigation Co., Ltd.	106,321	39,642
Shin Kong Financial Holding Co., Ltd.	275,663	55,331
Silicon Motion Technology Corp. ADR (b)	860	33,377
Siliconware Precision Industries Co., Ltd.	112,473	181,724
Sinbon Electronics Co., Ltd.	72,592	148,188
Sinon Corp.	114,000	51,184
SinoPac Financial Holdings Co., Ltd.	703,784	217,582
Sinphar Pharmaceutical Co., Ltd.	75,120	68,505
Solar Applied Materials Technology Co.	162,250	95,281
Solartech Energy Corp.	10,041	5,616
Stark Technology, Inc.	53,000	44,051
Supreme Electronics Co., Ltd.	142,347	65,680
Ta Ya Electric Wire & Cable (a)	363,000	51,545
Tainan Enterprises Co., Ltd.	40,000	47,726
Taishin Financial Holding Co., Ltd.	628,836	221,765
Taisun Enterprise Co., Ltd. (a)	147,000	56,865
Taiwan Acceptance Corp.	9,000	20,749
Taiwan Cement Corp.	276,533	270,656
Taiwan Chinsan Electronic Industrial Co., Ltd.	28,000	37,410
Taiwan Cogeneration Corp.	42,000	31,516

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Taiwan Fire & Marine Insurance Co., Ltd.	23,000	$15,329
Taiwan FU Hsing Industrial Co., Ltd.	33,000	46,038
Taiwan Land Development Corp.	187,345	68,106
Taiwan Mobile Co., Ltd.	4,000	12,988
Taiwan Paiho, Ltd.	43,433	130,094
Taiwan Pulp & Paper Corp. (a)	290,000	95,513
Taiwan Sakura Corp.	94,000	56,808
Taiwan Semiconductor Manufacturing Co., Ltd.	651,500	3,279,362
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,470	614,914
Taiwan TEA Corp.	98,913	45,639
Taiwan Union Technology Corp.	121,000	93,051
Taiyen Biotech Co., Ltd.	47,500	42,506
Tatung Co., Ltd. (a)	160,885	26,844
TPK Holding Co., Ltd.	8,000	17,400
Transasia Airways Corp.	241,784	56,194
Tripod Technology Corp.	67,320	122,157
TrueLight Corp.	13,000	39,100
Tung Thih Electronic Co., Ltd.	5,000	82,339
Uni-President Enterprises Corp.	114,993	201,874
United Microelectronics Corp. ADR	234,914	488,621
Unity Opto Technology Co., Ltd.	12,759	6,779
Ve Wong Corp.	55,000	36,827
Visual Photonics Epitaxy Co., Ltd.	110,869	191,189
Wei Chuan Foods Corp. (a)	30,000	18,456
Wei Mon Industry Co., Ltd. (a)	240,450	6,724
Weikeng Industrial Co., Ltd.	61,000	37,907
Winbond Electronics Corp. (a)	40,000	11,745
Wistron Corp.	148,141	91,598
Zeng Hsing Industrial Co., Ltd.	23,350	107,739
Zenitron Corp.	131,000	74,284

		24,381,391

THAILAND — 3.1%
Advanced Info Service PCL	98,615	510,174
Airports of Thailand PCL	16,000	182,831
Bangkok Dusit Medical Services PCL	45,000	29,676
Bangkok Expressway & Metro PCL (a)	2,935,808	463,153
Bangkok Land PCL	636,500	26,777
Bank of Ayudhya PCL	22,900	22,457
Banpu PCL	128,480	60,990
BEC World PCL	24,600	19,405
Big C Supercenter PCL	3,300	23,545
BTS Group Holdings PCL	29,500	7,505
Bumrungrad Hospital PCL	7,300	43,991
Central Pattana PCL	47,300	69,242
Central Plaza Hotel PCL	35,000	42,531
CH Karnchang PCL	6,048	4,384
Charoen Pokphand Foods PCL	17,700	12,276
CP ALL PCL	164,900	214,445
Electricity Generating PCL	73,674	373,815
IRPC PCL	827,058	118,722
Jasmine International PCL	250,141	24,744
Kasikornbank PCL	53,000	263,644
Krung Thai Bank PCL	40,900	21,740
Land & Houses PCL	66,500	17,013
Minor International PCL	7,500	7,888
Pruksa Real Estate PCL	24,100	18,496

PTT Exploration & Production PCL	104,430	208,533
PTT Global Chemical PCL	20,200	34,739
PTT PCL	52,536	418,138
Quality Houses PCL	223,183	14,972
Sansiri PCL	231,633	10,074
Siam Cement PCL	35,523	472,563
Siam Commercial Bank PCL	105,902	424,451
Siam Future Development PCL	162,613	27,503
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	80,066	35,276
Thai Airways International PCL (a)	57,100	24,022
Thai Beverage PCL	365,500	194,068
Thai Oil PCL	101,995	200,772
Thaicom PCL	36,400	29,747
TICON Industrial Connection PCL	105,980	36,150
Tisco Financial Group PCL	149,018	192,732
Tisco Financial Group PCL NVDR	4,800	6,208
TMB Bank PCL	4,138,517	296,449
Total Access Communication PCL	6,800	7,973
True Corp. PCL (a)	339,573	73,359
TTCL PCL	6,600	3,039
U City PCL (a)	7,571,900	6,457

		5,296,669

TURKEY — 1.7%
Akbank TAS	93,681	266,833
Anadolu Efes Biracilik Ve Malt Sanayii A/S	20,135	153,317
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,781	18,075
BIM Birlesik Magazalar A/S	3,666	79,486
Coca-Cola Icecek A/S	420	6,128
Dogan Sirketler Grubu Holding A/S (a)	143,700	27,559
Eregli Demir ve Celik Fabrikalari TAS	138,528	208,601
Haci Omer Sabanci Holding A/S	49,972	172,862
KOC Holding A/S	75,000	381,166
Migros Ticaret A/S (a)	783	4,964
Tupras Turkiye Petrol Rafinerileri A/S (a)	10,241	288,604
Turk Hava Yollari AO (a)	24,600	68,059
Turkcell Iletisim Hizmetleri A/S	43,067	181,249
Turkiye Garanti Bankasi A/S	185,867	543,930
Turkiye Halk Bankasi A/S	9,581	35,626
Turkiye Is Bankasi	117,021	193,671
Turkiye Vakiflar Bankasi TAO Class D	16,357	27,361
Ulker Biskuvi Sanayi A/S	25,861	191,958
Yapi ve Kredi Bankasi A/S (a)	75,280	110,954

		2,960,403

UNITED ARAB EMIRATES — 0.9%
Abu Dhabi Commercial Bank PJSC	84,477	154,096
Agthia Group PJSC	5,928	12,379
Air Arabia PJSC	195,164	65,356
Ajman Bank PJSC (a)	53,294	30,760
Al Waha Capital PJSC	38,132	22,009
Aldar Properties PJSC	163,729	122,585
Arabtec Holding PJSC (a)	104,044	46,456
Bank of Sharjah	34,593	13,656
DAMAC Properties Dubai Co. PJSC	135,690	100,853
Depa, Ltd. (a)	25,085	9,382
Deyaar Development PJSC (a)	128,671	20,213

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

DP World, Ltd.	6,687	$125,649
Dubai Financial Market PJSC	77,557	28,717
Dubai Investments PJSC	62,803	36,933
Emaar Malls Group PJSC (a)	41,382	32,448
Emaar Properties PJSC	141,381	231,722
Eshraq Properties Co. PJSC (a)	99,313	20,820
First Gulf Bank PJSC	26,842	85,868
Gulf General Investment Co. (a)	77,953	13,265
Gulf Pharmaceutical Industries	14,020	9,314
Invest bank PSC	11,354	6,213
National Bank of Abu Dhabi PJSC	52,772	125,572
National Central Cooling Co. PJSC	147,153	48,076
Orascom Construction, Ltd. (a)	666	3,936
RAK Properties PJSC	150,180	23,306
Ras Al Khaimah Ceramics	13,763	11,991
SHUAA Capital PSC (a)	202,801	31,969
Union National Bank PJSC	30,976	31,119
Union Properties PJSC	53,990	12,553

		1,477,216

TOTAL COMMON STOCKS (Cost $211,176,868)		168,133,260

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Cosan Logistica SA (expiring 4/14/16) (a)	21,410	60
Profarma Distribuidora de Produtos Farmaceuticos SA (expiring 4/28/16) (a)	814	60

		120

HONG KONG — 0.0% (f)
Synertone Communication Corp. (expiring 4/21/16) (a)	27,200	277

INDIA — 0.0% (f)
Sun Pharma Advanced Research Co., Ltd. (expiring 4/15/16) (a)	70	45

QATAR — 0.0% (f)
Qatar Insurance Co. SAQ (expiring 5/1/16) (a)	633	5,389

TOTAL RIGHTS (Cost $2,259)		5,831

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
KNM Group Bhd (expiring 11/15/17) (a)	66,712	1,454
VS Industry Bhd (expiring 1/6/19) (a)	19,500	1,599

		3,053

SOUTH AFRICA — 0.0% (f)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	90

THAILAND — 0.0% (f)
Minor International PCL (expiring 11/3/17) (a)	480	64
Sansiri PCL (expiring 11/24/17) (a)	75,433	236

		300

TOTAL WARRANTS (Cost $0)		3,443

SHORT-TERM INVESTMENTS — 5.4%
UNITED STATES — 5.4%
State Street Navigator Securities Lending Prime Portfolio (g) (h)	8,004,306	8,004,306
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (g) (i)	1,272,847	1,272,847

TOTAL SHORT-TERM INVESTMENTS (Cost $9,277,153)		9,277,153

TOTAL INVESTMENTS — 104.2% (Cost $220,456,280)		177,419,687
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(7,204,984)

NET ASSETS — 100.0%		$170,214,703

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $7,445, representing 0.0% of the Fund’s net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	Investment of cash collateral for securities loaned.
(i)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

At March 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
MSCI Taiwan Index Futures	04/28/2016	13	$418,600	$2,318

During the period ended March 31, 2016, average notional value related to futures contracts was $1,033,007 or 1% of net assets.

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$11,516,746	$—	$—		$11,516,746
Chile	2,863,023	—	—		2,863,023
China	48,733,810	416,964	—		49,150,774
Colombia	1,136,536	—	0	(a)	1,136,536
Czech Republic	601,285	—	—		601,285
Egypt	677,062	—	—		677,062
Greece	338,240	—	—		338,240
Hong Kong	2,173,919	10,396	7,445		2,191,760
Hungary	999,076	—	—		999,076
India	18,685,551	—	—		18,685,551
Indonesia	4,984,872	—	—		4,984,872
Malaysia	5,609,698	—	—		5,609,698
Malta	83	—	—		83
Mexico	8,480,563	—	0	(a)	8,480,563
Monaco	10,061	—	—		10,061
Netherlands	911,884	—	—		911,884
Peru	1,221,042	—	—		1,221,042
Philippines	2,962,657	—	—		2,962,657
Poland	2,109,487	—	—		2,109,487
Qatar	1,271,023	—	—		1,271,023
Russia	6,454,113	—	—		6,454,113
South Africa	11,842,045	—	0	(a)	11,842,045
Taiwan	24,374,667	6,724	0	(a)	24,381,391
Thailand	5,296,669	—	—		5,296,669
Turkey	2,960,403	—	—		2,960,403
United Arab Emirates	1,467,834	9,382	—		1,477,216
Rights
Brazil	120	—	—		120
Hong Kong	—	277	—		277
India	45	—	—		45
Qatar	5,389	—	—		5,389
Warrants
Malaysia	3,053	—	—		3,053
South Africa	90	—	—		90
Thailand	300	—	—		300
Short-Term Investments	9,277,153	—	—		9,277,153

TOTAL INVESTMENTS	$176,968,499	$443,743	$7,445		$177,419,687

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	$2,318	$—	$—	$2,318

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$176,970,817	$443,743	$7,445	$177,422,005

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 13.1%
Banco Bradesco SA Preference Shares	296,400	$2,263,981
BB Seguridade Participacoes SA	273,400	2,291,191
BR Malls Participacoes SA	463,600	1,929,486
BTG Pactual Group	488,100	2,395,051
CCR SA	2,004,778	7,936,522
CETIP SA — Mercados Organizados	88,921	1,007,387
Cia Energetica de Minas Gerais ADR	1,944,970	4,395,632
Grendene SA	104,116	502,366
Itausa — Investimentos Itau SA Preference Shares	1,045,000	2,409,043
Multiplus SA	113,656	1,050,612
Porto Seguro SA	229,800	1,766,296
Smiles SA	417,501	4,477,769
Transmissora Alianca de Energia Eletrica SA	346,075	1,970,596

		34,395,932

CHILE — 1.5%
Aguas Andinas SA Class A	1,419,744	812,501
Banco de Chile ADR (a)	16,670	1,074,381
Banco Santander Chile	22,708,089	1,105,766
Corpbanca SA	102,469,935	938,509

		3,931,157

CHINA — 10.7%
Agile Property Holdings, Ltd. (a)	2,636,000	1,471,515
Agricultural Bank of China, Ltd. Class H (a)	4,578,000	1,646,688
Bank of China, Ltd. Class H	3,962,536	1,644,980
China Construction Bank Corp. Class H	2,710,000	1,729,442
China South City Holdings, Ltd. (a)	9,572,000	1,974,486
CIFI Holdings Group Co., Ltd.	3,049,220	731,195
Country Garden Holdings Co., Ltd. (a)	3,862,000	1,533,537
Evergrande Real Estate Group, Ltd. (a)	2,681,000	2,070,404
Huaneng Power International, Inc. Class H	9,432,000	8,439,071
Industrial & Commercial Bank of China, Ltd. Class H	3,055,000	1,709,355
Jiangsu Expressway Co., Ltd. Class H	1,414,000	1,903,186
KWG Property Holding, Ltd.	2,114,000	1,389,974
Shenzhen Investment, Ltd.	2,550,829	1,012,893
SOHO China, Ltd. (a)	1,800,500	858,868

		28,115,594

CZECH REPUBLIC — 0.6%
Komercni banka A/S	7,288	1,611,972

HONG KONG — 1.3%
Seaspan Corp.	84,861	1,556,351
Xinyi Glass Holdings, Ltd.	2,856,000	1,903,619

		3,459,970

INDIA — 0.6%
Indiabulls Housing Finance, Ltd.	55,330	543,002
NMDC, Ltd.	672,175	994,725

		1,537,727

INDONESIA — 0.6%
Indocement Tunggal Prakarsa Tbk PT	727,200	1,081,751
Media Nusantara Citra Tbk PT	3,270,300	537,651

		1,619,402

MALAYSIA — 1.7%
British American Tobacco Malaysia Bhd	86,500	1,198,119
Malayan Banking Bhd	782,629	1,809,385
Sunway Real Estate Investment Trust	1,240,500	508,727
YTL Corp. Bhd	2,483,200	1,043,816

		4,560,047

MEXICO — 0.5%
Concentradora Fibra Danhos SA de CV REIT	235,057	493,218
Macquarie Mexico Real Estate Management SA de CV REIT (b)	601,511	817,446

		1,310,664

POLAND — 1.9%
Bank Handlowy w Warszawie SA	21,265	517,070
Energa SA	537,340	1,892,723
Powszechny Zaklad Ubezpieczen SA	255,209	2,441,076

		4,850,869

RUSSIA — 6.5%
E.ON Russia JSC (b)	10,512,703	419,815
Mobile TeleSystems PJSC ADR	942,358	7,623,676
Moscow Exchange MICEX-RTS PJSC	815,286	1,273,656
Novolipetsk Steel GDR	153,198	1,914,975
Surgutneftegas OAO Preference Share (b)	8,879,938	5,960,685

		17,192,807

SOUTH AFRICA — 15.8%
Barclays Africa Group, Ltd. (a)	201,279	2,047,139
Coronation Fund Managers, Ltd. (a)	744,419	3,715,009
Foschini Group, Ltd.	454,420	4,369,946
Growthpoint Properties, Ltd. REIT	943,033	1,575,355
Hyprop Investments, Ltd.	220,625	1,765,090
Liberty Holdings, Ltd. (a)	199,244	1,958,438
MMI Holdings, Ltd. (a)	1,295,711	2,193,582
MTN Group, Ltd. (a)	1,047,495	9,628,864
Nedbank Group, Ltd. (a)	129,567	1,711,204
Redefine Properties, Ltd. REIT	3,427,872	2,792,080
Standard Bank Group, Ltd. (a)	212,757	1,916,375
Vodacom Group, Ltd.	728,184	7,947,741

		41,620,823

SOUTH KOREA — 2.6%
SK Telecom Co., Ltd.	37,680	6,869,780

TAIWAN — 27.5%
Asustek Computer, Inc.	453,000	4,067,767
Cheng Shin Rubber Industry Co., Ltd.	1,735,000	3,487,898
China Development Financial Holding Corp.	7,618,000	2,035,633
Far Eastern New Century Corp.	2,323,615	1,898,803
Far EasTone Telecommunications Co., Ltd.	1,565,000	3,505,981
Fubon Financial Holding Co., Ltd.	1,384,000	1,763,112
Highwealth Construction Corp.	1,897,000	2,770,290

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Innolux Corp.	14,839,000	$5,187,011
Inventec Corp.	3,487,000	2,210,253
MediaTek, Inc.	810,000	6,216,444
Mega Financial Holding Co., Ltd.	2,473,019	1,759,636
Micro-Star International Co., Ltd.	1,733,000	2,668,101
Novatek Microelectronics Corp.	1,243,000	5,001,507
Pegatron Corp.	1,639,000	3,824,537
Realtek Semiconductor Corp.	1,999,000	5,496,877
Ruentex Development Co., Ltd.	1,538,217	1,947,624
Ruentex Industries, Ltd.	915,000	1,506,805
Siliconware Precision Industries Co., Ltd.	2,117,000	3,420,457
Taiwan Cement Corp.	3,035,000	2,970,498
Taiwan Mobile Co., Ltd.	1,108,200	3,598,275
Transcend Information, Inc.	231,000	714,159
Vanguard International Semiconductor Corp.	1,604,000	2,506,873
Wan Hai Lines, Ltd.	3,005,000	1,732,002
WPG Holdings, Ltd.	1,322,000	1,408,917
Yulon Nissan Motor Co., Ltd.	82,973	532,374

		72,231,834

THAILAND — 5.9%
Advanced Info Service PCL NVDR (a)	1,677,475	8,678,239
BEC World PCL	575,300	461,973
BTS Group Holdings PCL NVDR	9,515,509	2,420,802
Krung Thai Bank PCL NVDR (a)	2,522,800	1,340,999
Land & Houses PCL NVDR	4,736,814	1,205,074
Pruksa Real Estate PCL NVDR	1,453,200	1,115,304
TTW PCL NVDR	1,265,932	359,844

		15,582,235

TURKEY — 8.6%
Eregli Demir ve Celik Fabrikalari TAS	6,848,440	10,312,670
Tofas Turk Otomobil Fabrikasi A/S	427,326	3,469,358

Turkcell Iletisim Hizmetleri A/S	2,113,716	8,895,669

		22,677,697

TOTAL COMMON STOCKS (Cost $268,935,793)		261,568,510

SHORT-TERM INVESTMENTS — 8.2%
UNITED STATES — 8.2%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	21,387,634	21,387,634
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	33,780	33,780

TOTAL SHORT-TERM INVESTMENTS (Cost $21,421,414)		21,421,414

TOTAL INVESTMENTS — 107.6% (Cost $290,357,207)		282,989,924
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(19,904,981)

NET ASSETS — 100.0%		$263,084,943

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$34,395,932	$—	$—	$34,395,932
Chile	3,931,157	—	—	3,931,157
China	28,115,594	—	—	28,115,594
Czech Republic	1,611,972	—	—	1,611,972
Hong Kong	3,459,970	—	—	3,459,970
India	1,537,727	—	—	1,537,727
Indonesia	1,619,402	—	—	1,619,402
Malaysia	4,560,047	—	—	4,560,047
Mexico	1,310,664	—	—	1,310,664
Poland	4,850,869	—	—	4,850,869
Russia	17,192,807	—	—	17,192,807
South Africa	41,620,823	—	—	41,620,823

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Korea	$6,869,780	$—	$—	$6,869,780
Taiwan	72,231,834	—	—	72,231,834
Thailand	15,582,235	—	—	15,582,235
Turkey	22,677,697	—	—	22,677,697
Short-Term Investments	21,421,414	—	—	21,421,414

TOTAL INVESTMENTS	$282,989,924	$—	$—	$282,989,924

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 9.2%
Ambev SA ADR	342,532	$1,774,316
Banco Bradesco SA Preference Shares ADR	203,492	1,516,015
BRF SA ADR	51,129	727,054
Itau Unibanco Holding SA Preference Shares ADR	236,411	2,030,771
Ultrapar Participacoes SA ADR	33,861	652,840

		6,700,996

CHINA — 72.0%
Agricultural Bank of China, Ltd. Class H	2,015,000	724,787
Alibaba Group Holding, Ltd. ADR (a) (b)	87,485	6,913,940
Baidu, Inc. ADR (b)	21,086	4,024,896
Bank of China, Ltd. Class H	5,927,254	2,460,599
Bank of Communications Co., Ltd. Class H	1,717,000	1,128,943
China CITIC Bank Corp., Ltd. Class H (b)	964,000	590,340
China Construction Bank Corp. Class H	7,679,610	4,900,899
China Life Insurance Co., Ltd. Class H	579,000	1,428,736
China Merchants Bank Co., Ltd. Class H	358,860	754,126
China Mobile, Ltd.	430,500	4,798,103
China Overseas Land & Investment, Ltd.	338,560	1,071,565
China Pacific Insurance Group Co., Ltd. Class H	216,600	809,819
China Petroleum & Chemical Corp. Class H	1,989,174	1,305,335
CITIC, Ltd. (a)	499,000	759,126
CNOOC, Ltd.	1,251,221	1,477,614
Ctrip.com International, Ltd. ADR (b)	22,178	981,598
Hengan International Group Co., Ltd.	60,000	520,592
Industrial & Commercial Bank of China, Ltd. Class H	6,016,960	3,366,652
JD.com, Inc. ADR (b)	69,420	1,839,630
Lenovo Group, Ltd. (a)	556,000	432,955
NetEase, Inc. ADR	5,725	821,995
PetroChina Co., Ltd. Class H	1,642,171	1,092,445
PICC Property & Casualty Co., Ltd. Class H	356,000	652,651
Ping An Insurance Group Co. of China, Ltd. Class H	394,500	1,886,915
Tencent Holdings, Ltd.	379,916	7,758,436

		52,502,697

INDIA — 8.8%
HDFC Bank, Ltd. ADR	31,866	1,963,901
ICICI Bank, Ltd. ADR	110,993	794,710
Infosys, Ltd. ADR	155,538	2,958,333
Reliance Industries, Ltd. GDR	23,202	711,141

		6,428,085

RUSSIA — 9.8%
Gazprom PAO ADR	470,045	2,027,304
Lukoil PJSC ADR	37,738	1,449,705
Magnit PJSC GDR	22,886	914,296
MMC Norilsk Nickel PJSC ADR	51,886	669,848
Sberbank of Russia PJSC ADR (c)	14,597	101,303

Sberbank of Russia PJSC ADR (c)	204,493	1,423,272
Tatneft PAO ADR	18,713	595,822

		7,181,550

TOTAL COMMON STOCKS (Cost $90,420,428)		72,813,328

SHORT-TERM INVESTMENTS — 0.8%
UNITED STATES — 0.8%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	354,450	354,450
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	193,042	193,042

TOTAL SHORT-TERM INVESTMENTS (Cost $547,492)		547,492

TOTAL INVESTMENTS — 100.6% (Cost $90,967,920)		73,360,820
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(422,568)

NET ASSETS — 100.0%		$72,938,252

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$6,700,996	$—	$—	$6,700,996
China	52,502,697	—	—	52,502,697
India	6,428,085	—	—	6,428,085
Russia	7,181,550	—	—	7,181,550
Short-Term Investments	547,492	—	—	547,492

TOTAL INVESTMENTS	$73,360,820	$—	$—	$73,360,820

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CYPRUS — 0.1%
Globaltrans Investment PLC GDR (a)	10,157	$43,929

CZECH REPUBLIC — 2.2%
CEZ A/S	24,576	434,136
Komercni banka A/S	1,858	410,955

		845,091

GREECE — 3.8%
Aegean Airlines SA	4,177	40,459
Alpha Bank AE (a)	11,589	25,884
Athens Water Supply & Sewage Co. SA	3,888	19,051
Costamare, Inc.	2,697	24,003
Diana Shipping, Inc. (a)	3,011	8,039
DryShips, Inc. (a)	1,342	3,154
Ellaktor SA (a)	15,582	22,551
Eurobank Ergasias SA (a)	6,961	6,179
FF Group (a)	3,927	77,284
Fourlis Holdings SA (a)	5,766	18,726
GEK Terna Holding Real Estate Construction SA (a)	10,994	20,672
Grivalia Properties REIC AE	4,872	40,917
Hellenic Exchanges — Athens Stock Exchange SA	8,436	47,778
Hellenic Petroleum SA (a)	7,421	31,459
Hellenic Telecommunications Organization SA	28,958	262,343
Intralot SA-Integrated Lottery Systems & Services (a)	17,290	22,264
JUMBO SA (a)	12,945	175,543
LAMDA Development SA (a)	3,632	16,762
Marfin Investment Group Holdings SA (a)	74,176	9,636
Metka SA	3,521	26,201
Motor Oil Hellas Corinth Refineries SA	7,119	76,744
Mytilineos Holdings SA (a)	10,484	41,217
National Bank of Greece SA (a)	14,244	4,058
OPAP SA	24,423	171,997
Piraeus Bank SA (a)	2,233	578
Piraeus Port Authority SA	998	12,624
Public Power Corp. SA	13,841	49,526
Safe Bulkers, Inc.	2,414	1,940
Terna Energy SA (a)	7,534	24,468
Titan Cement Co. SA	6,354	136,777
Tsakos Energy Navigation, Ltd.	8,189	50,608

		1,469,442

HUNGARY — 3.7%
Magyar Telekom Telecommunications PLC (a)	84,060	139,030
MOL Hungarian Oil & Gas PLC	7,208	433,727
OTP Bank PLC	22,205	557,812
Richter Gedeon Nyrt	15,831	315,753

		1,446,322

LUXEMBOURG — 0.0% (b)
O’Key Group SA GDR	4,727	8,320

MONACO — 0.1%
GasLog, Ltd. (c)	4,341	42,281
Navios Maritime Holdings, Inc. (c)	5,368	6,066

		48,347

NETHERLANDS — 0.3%
VimpelCom, Ltd. ADR	26,951	114,811

POLAND — 18.0%
Alior Bank SA (a)	5,314	92,748
AmRest Holdings SE (a)	685	38,466
Asseco Poland SA	14,112	229,734
Bank Handlowy w Warszawie SA	3,808	92,594
Bank Millennium SA (a)	69,209	108,409
Bank Pekao SA	17,416	770,686
Bank Zachodni WBK SA (a)	3,566	294,045
Budimex SA	1,194	62,236
CCC SA	2,565	110,094
Ciech SA (a)	3,003	56,520
Cyfrowy Polsat SA (a)	19,505	127,189
Echo Investment SA	72,570	124,788
Enea SA	14,660	46,951
Energa SA	23,166	81,600
Eurocash SA	8,852	126,885
Getin Holding SA (a)	51,492	17,709
Getin Noble Bank SA (a)	156,370	24,368
Globe Trade Centre SA (a)	45,524	86,354
Grupa Azoty SA (a)	3,044	78,760
Grupa Kety SA	368	31,640
Grupa Lotos SA (a)	9,973	74,598
ING Bank Slaski SA	3,169	103,025
Jastrzebska Spolka Weglowa SA (a)	2,212	8,196
KGHM Polska Miedz SA	18,378	375,767
KRUK SA	1,736	83,957
LPP SA	96	141,863
Lubelski Wegiel Bogdanka SA	1,593	16,435
mBank SA (a)	2,045	186,813
Netia SA	101,874	136,036
Orange Polska SA	103,838	188,041
PGE Polska Grupa Energetyczna SA	89,605	336,569
Polski Koncern Naftowy Orlen SA	38,025	755,003
Polskie Gornictwo Naftowe i Gazownictwo SA	215,166	307,553
Powszechna Kasa Oszczednosci Bank Polski SA (a)	108,868	813,168
Powszechny Zaklad Ubezpieczen SA	65,398	625,532
Synthos SA	71,189	73,448
Tauron Polska Energia SA	196,823	159,176

		6,986,956

RUSSIA — 49.6%
AK Transneft OAO Preference Shares (a)	198	554,969
Alrosa PAO (a)	290,844	305,025
Bashneft PAO (a)	2,675	103,563
Bashneft PAO Preference Shares (a)	3,850	106,039
CTC Media, Inc.	7,845	15,376
E.ON Russia JSC (a)	876,358	34,996
Etalon Group, Ltd. GDR	12,275	22,586
Evraz PLC (a)	57,497	74,376
Gazprom Neft PAO ADR	5,179	57,591
Gazprom PAO ADR	720,585	3,107,883
Lenta, Ltd. GDR (a)	14,481	91,086
LSR Group PJSC GDR	25,370	57,717
Lukoil PJSC ADR	52,933	2,033,421
Magnit PJSC GDR	27,057	1,080,927
Mail.Ru Group, Ltd. GDR (a)	12,553	272,400

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Mechel ADR (a)	9,155	$16,571
MegaFon PJSC GDR	12,450	136,950
MMC Norilsk Nickel PJSC ADR	76,405	986,389
Mobile TeleSystems OJSC (a)	11,598	41,511
Mobile TeleSystems PJSC ADR	66,026	534,150
Moscow Exchange MICEX-RTS PJSC	156,402	244,334
Novatek OAO GDR	10,076	905,329
Novolipetsk Steel GDR	11,203	140,038
PhosAgro OAO GDR	11,265	158,837
PIK Group PJSC GDR (a)	45,396	168,192
Polymetal International PLC	28,114	274,372
QIWI PLC ADR	3,641	52,758
Rosneft OAO GDR	145,551	661,093
Rostelecom PJSC ADR	23,024	204,453
RusHydro PJSC ADR (d)	5,184	5,210
RusHydro PJSC ADR (d)	119,573	124,380
Sberbank of Russia PJSC	1,246,308	2,046,360
Sberbank of Russia PJSC ADR	21,990	153,050
Sberbank of Russia PJSC Preference Shares	92,102	108,302
Severstal PAO GDR	27,405	289,945
Sistema JSFC GDR	22,842	147,559
Surgutneftegas OAO ADR	135,147	787,907
Surgutneftegas OAO Preference Share (a)	999,211	670,723
Tatneft PAO ADR (d)	1,281	40,787
Tatneft PAO ADR (c) (d)	26,768	868,889
TCS Group Holding PLC GDR (a)	9,720	33,923
TMK PAO GDR	5,725	17,347
United Co. RUSAL PLC	137,819	47,618
Urakali PJSC (a)	50,638	128,829
VTB Bank PJSC GDR	299,122	662,854
X5 Retail Group NV GDR (a)	12,931	274,137
Yandex NV Class A (a)	26,205	401,461

		19,252,213

TURKEY — 21.6%
Akbank TAS	211,003	601,003
Anadolu Anonim Turk Sigorta Sirketi	181,878	111,102
Anadolu Efes Biracilik Ve Malt Sanayii A/S	30,079	229,035
Arcelik A/S	60,522	411,834
BIM Birlesik Magazalar A/S	24,070	521,886
Coca-Cola Icecek A/S	6,009	87,669
Dogan Sirketler Grubu Holding A/S (a)	235,642	45,192
Dogus Otomotiv Servis ve Ticaret A/S	25,909	115,756
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	252,416	257,284
Enka Insaat ve Sanayi A/S	141,578	245,374
Eregli Demir ve Celik Fabrikalari TAS	246,102	370,591
Ford Otomotiv Sanayi A/S	5,098	67,244
Haci Omer Sabanci Holding A/S	139,888	483,897
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	100,075	51,180
KOC Holding A/S	138,741	705,112
Kombassan Holdings A/S (a)	14,155	9,753
Koza Altin Isletmeleri A/S	3,489	22,391
Petkim Petrokimya Holding A/S (a)	32,793	46,469
TAV Havalimanlari Holding A/S	13,707	81,832
Tekfen Holding A/S	7,291	14,086
Tofas Turk Otomobil Fabrikasi A/S	14,558	118,193

Tupras Turkiye Petrol Rafinerileri A/S (a)	19,320	544,462
Turk Hava Yollari AO (a)	137,095	379,291
Turk Telekomunikasyon A/S	36,665	86,984
Turkcell Iletisim Hizmetleri A/S	109,922	462,612
Turkiye Garanti Bankasi A/S	314,939	921,653
Turkiye Halk Bankasi A/S	70,678	262,812
Turkiye Is Bankasi	179,381	296,877
Turkiye Sinai Kalkinma Bankasi A/S	91,006	53,330
Turkiye Sise ve Cam Fabrikalari A/S	77,951	101,325
Turkiye Vakiflar Bankasi TAO Class D	87,958	147,133
Ulker Biskuvi Sanayi A/S	20,185	149,826
Vestel Elektronik Sanayi ve Ticaret A/S (a)	27,979	58,329
Yapi ve Kredi Bankasi A/S (a)	174,234	256,800
Yazicilar Holding A/S Class A	11,876	55,801

		8,374,118

UNITED STATES — 0.3%
Luxoft Holding, Inc. (a) (c)	2,260	124,368

TOTAL COMMON STOCKS (Cost $74,546,238)		38,713,917

SHORT-TERM INVESTMENTS — 0.6%
UNITED STATES — 0.6%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	156,964	156,964
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	83,149	83,149

TOTAL SHORT-TERM INVESTMENTS (Cost $240,113)		240,113

TOTAL INVESTMENTS — 100.3% (Cost $74,786,351)		38,954,030
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(125,792)

NET ASSETS — 100.0%		$38,828,238

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2016.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Cyprus	$43,929	$—	$—	$43,929
Czech Republic	845,091	—	—	845,091
Greece	1,469,442	—	—	1,469,442
Hungary	1,446,322	—	—	1,446,322
Luxembourg	8,320	—	—	8,320
Monaco	48,347	—	—	48,347
Netherlands	114,811	—	—	114,811
Poland	6,986,956	—	—	6,986,956
Russia	19,252,213	—	—	19,252,213
Turkey	8,374,118	—	—	8,374,118
United States	124,368	—	—	124,368
Short-Term Investments	240,113	—	—	240,113

TOTAL INVESTMENTS	$38,954,030	$—	$—	$38,954,030

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 45.5%
AES Tiete Energia SA Preference Shares	14,117	$61,583
Alpargatas SA Preference Shares	2,500	5,467
Ambev SA ADR	184,149	953,892
B2W Cia Digital (a)	6,247	25,207
Banco Bradesco SA	19,813	168,164
Banco Bradesco SA Preference Shares ADR	123,136	917,363
Banco do Brasil SA	29,406	164,040
Banco do Brasil SA ADR (b)	16,722	90,299
Banco Santander Brasil SA ADR (b)	18,717	87,034
BB Seguridade Participacoes SA	27,865	233,519
BM&FBovespa SA	74,179	321,917
BR Malls Participacoes SA	16,072	66,891
BR Properties SA	8,499	21,104
Bradespar SA Preference Shares	17,289	29,856
Braskem SA Preference Shares ADR (b)	4,400	56,804
BRF SA	10,364	150,050
BRF SA ADR	19,480	277,006
BTG Pactual Group	9,250	45,389
CCR SA	43,177	170,929
Centrais Eletricas Brasileiras SA (a)	2,372	4,437
Centrais Eletricas Brasileiras SA ADR (a)	17,259	30,721
CETIP SA — Mercados Organizados	10,116	114,604
Cia Brasileira de Distribuicao ADR (b)	7,511	104,478
Cia de Saneamento Basico do Estado de Sao Paulo	22,169	150,003
Cia Energetica de Minas Gerais ADR	42,849	96,839
Cia Energetica de Sao Paulo Class B, Preference Shares	15,263	68,304
Cia Hering	6,162	25,576
Cia Paranaense de Energia Preference Shares	8,352	67,518
Cia Siderurgica Nacional SA ADR (b)	34,743	68,444
Cielo SA	32,275	318,470
Cosan Logistica SA	9,894	1,507
Cosan SA Industria e Comercio	9,894	87,633
Cosan, Ltd.	6,994	35,128
CPFL Energia SA ADR (a) (b)	11,779	128,273
Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,733	61,017
Duratex SA	42,279	90,308
EDP — Energias do Brasil SA	3,077	10,940
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares (a)	2,735	6,220
Embraer SA	29,548	198,849
Equatorial Energia SA	4,871	56,297
Estacio Participacoes SA	12,934	43,138
Fibria Celulose SA ADR (b)	10,859	92,084
Fleury SA	2,308	14,034
Gafisa SA (a)	14,592	11,076
Gerdau SA ADR (b)	28,570	50,855
Gerdau SA Preference Shares	5,558	10,225
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	9,471	7,403
GP Investments, Ltd. (a)	5,159	10,554
Hypermarcas SA (a)	15,066	119,542
Itau Unibanco Holding SA Preference Shares ADR (b)	141,582	1,216,189

Itausa — Investimentos Itau SA	38,599	87,349
Itausa — Investimentos Itau SA Preference Shares	147,564	340,180
JBS SA	38,031	117,505
Kepler Weber SA	3,578	15,043
Klabin SA	25,567	139,738
Kroton Educacional SA	55,420	179,521
Linx SA	2,162	29,246
Localiza Rent a Car SA	6,266	52,547
Lojas Americanas SA Preference Shares	32,740	153,538
Lojas Renner SA	35,980	211,068
M Dias Branco SA	966	18,363
Marfrig Global Foods SA (a)	7,350	13,460
Metalurgica Gerdau SA Preference Shares	38,438	26,356
Minerva SA (a)	2,560	8,083
MRV Engenharia e Participacoes SA	5,238	17,499
Multiplan Empreendimentos Imobiliarios SA	3,825	57,958
Multiplus SA	1,026	9,484
Natura Cosmeticos SA	10,288	77,044
Odontoprev SA	5,042	16,219
Oi SA (a)	24	7
Oi SA ADR (a) (b) (c)	858	1,218
Oi SA ADR (a) (b) (c)	270	88
Ouro Fino Saude Animal Participacoes SA	1,044	12,903
PDG Realty SA Empreendimentos e Participacoes (a)	1,086	1,385
Petroleo Brasileiro SA ADR (a) (c)	53,860	314,542
Petroleo Brasileiro SA Preference Shares ADR (a) (b) (c)	91,257	413,394
Porto Seguro SA	3,846	29,561
Prumo Logistica SA (a)	4,592	6,893
Qualicorp SA	6,812	28,582
Raia Drogasil SA	6,315	93,014
Rumo Logistica Operadora Multimodal SA (a)	8,125	7,657
Sao Martinho SA	940	12,808
Smiles SA	1,289	13,825
Somos Educacao SA	7,083	16,928
Sul America SA	5,555	25,157
Suzano Papel e Celulose SA Class A, Preference Shares	20,244	72,316
Telefonica Brasil SA Preference Shares	20,011	255,445
Tim Participacoes SA	10,548	23,810
Tim Participacoes SA ADR	6,862	75,894
TOTVS SA	6,427	49,327
Tractebel Energia SA ADR (b)	8,381	85,738
Transmissora Alianca de Energia Eletrica SA	4,957	28,226
Ultrapar Participacoes SA ADR (b)	20,371	392,753
Usinas Siderurgicas de Minas Gerais SA ADR (b)	20,670	10,128
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	8,570	4,377
Vale SA ADR (b) (c)	47,889	201,613
Vale SA Preference Shares ADR (c)	101,033	315,223
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,026	8,697

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

WEG SA	25,082	$99,153

		11,318,043

CHILE — 10.7%
Aguas Andinas SA Class A	24,356	13,939
AntarChile SA	11,123	112,750
Banco de Chile ADR (b)	2,623	169,052
Banco de Credito e Inversiones	4,295	173,923
Banco Santander Chile ADR	3,072	59,443
Banmedica SA	11,955	20,019
CAP SA	7,672	22,708
Cencosud SA	72,930	184,228
Cia Cervecerias Unidas SA	5,128	57,876
Coca-Cola Embonor SA Class B, Preference Shares	5,680	10,394
Colbun SA	70,777	19,750
E.CL SA	3,391	5,562
Embotelladora Andina SA Class B, Preference Shares	13,367	43,954
Empresa Nacional de Electricidad SA ADR	7,190	299,176
Empresa Nacional de Telecomunicaciones SA	746	6,596
Empresas AquaChile SA (a)	19,600	6,387
Empresas CMPC SA	83,901	196,073
Empresas COPEC SA	30,759	294,921
Enersis Americas SA ADR	21,707	301,727
Gasco SA	2,216	17,327
Grupo Security SA	56,306	16,331
Inversiones Aguas Metropolitanas SA	6,122	9,738
Latam Airlines Group SA ADR (a) (b)	17,476	122,332
SACI Falabella	53,131	371,637
Sigdo Koppers SA	8,523	11,277
Sociedad Matriz SAAM SA	69,172	5,162
Sociedad Quimica y Minera de Chile SA ADR	3,291	67,630
SONDA SA	15,964	30,796
Vina Concha y Toro SA	7,137	12,431

		2,663,139

COLOMBIA — 5.8%
Almacenes Exito SA	10,123	52,852
Banco Davivienda SA Preference Shares	5,823	53,281
Banco de Bogota SA	3,495	70,871
Bancolombia SA	10,233	84,160
Bancolombia SA ADR (b)	5,824	199,064
Bolsa de Valores de Colombia	1,038,267	6,154
Celsia SA ESP	10,622	13,758
Cementos Argos SA	13,304	51,475
Cemex Latam Holdings SA (a)	5,477	23,525
Corp. Financiera Colombiana SA (c)	4,027	51,275
Corp. Financiera Colombiana SA (c)	43	557
Ecopetrol SA ADR (b)	9,309	80,150
Empresa de Energia de Bogota SA ESP	88,091	55,730
Empresa de Telecomunicaciones de Bogota	50,183	9,942
Grupo Argos SA	14,914	99,616
Grupo Argos SA Preference Shares	4,524	28,560
Grupo Aval Acciones y Valores SA	208,270	79,750
Grupo Aval Acciones y Valores SA Preference Shares	217,326	84,665

Grupo de Inversiones Suramericana SA	10,863	144,321
Grupo de Inversiones Suramericana SA Preference Shares	3,490	45,553
Grupo Nutresa SA	12,219	103,748
Grupo Odinsa SA (a)	749	2,170
Interconexion Electrica SA ESP	15,509	44,669
Isagen SA ESP	39,773	53,834
Organizacion Terpel SA	1,696	5,608

		1,445,288

LUXEMBOURG — 0.1%
Ternium SA ADR	921	16,560

MEXICO — 33.4%
Alfa SAB de CV Class A	170,958	346,051
Alsea SAB de CV	12,478	47,210
America Movil SAB de CV Series L	1,358,502	1,064,590
Arca Continental SAB de CV	13,440	93,661
Asesor de Activos Prisma SAPI de CV (a)	17,777	13,952
Axtel SAB de CV (a)	42,305	20,933
Banregio Grupo Financiero SAB de CV (b)	1,734	10,192
Bolsa Mexicana de Valores SAB de CV (b)	5,583	9,636
Cemex SAB de CV (a)	577,859	423,167
Coca-Cola Femsa SAB de CV Series L	20,446	171,273
Concentradora Fibra Danhos SA de CV REIT	32,823	68,872
Concentradora Fibra Hotelera Mexicana SA de CV	17,435	16,044
Concentradora Hipotecaria SAPI de CV REIT	22,778	32,616
Consorcio ARA SAB de CV Series	12,900	4,885
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	22,648	48,434
Corp. Actinver SAB de CV (a)	22,266	17,540
Corp. Inmobiliaria Vesta SAB de CV (b)	10,768	16,248
El Puerto de Liverpool SAB de CV Series C1 (b)	12,595	150,116
Empresas ICA SAB de CV (a) (b)	34,666	8,314
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	14,871	14,873
Fibra Uno Administracion SA de CV	84,876	198,895
Fomento Economico Mexicano SAB de CV	92,090	896,303
Genomma Lab Internacional SAB de CV Class B (a) (b)	25,147	19,604
Gentera SAB de CV	30,350	60,141
Gruma SAB de CV Class B (b)	10,839	173,112
Grupo Aeromexico SAB de CV (a) (b)	18,050	43,772
Grupo Aeroportuario del Centro Norte SAB de CV (a)	5,555	31,973
Grupo Aeroportuario del Pacifico SAB de CV Class B	10,234	92,046
Grupo Aeroportuario del Sureste SAB de CV Class B	15,287	232,136
Grupo Bimbo SAB de CV Series A (a)	48,190	143,605
Grupo Carso SAB de CV Series A1	26,382	124,030
Grupo Comercial Chedraui SA de CV	3,162	10,144
Grupo Elektra SAB de CV	3,101	61,094

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Grupo Financiero Banorte SAB de CV Series O	113,651	$646,118
Grupo Financiero Inbursa SAB de CV Series O	146,049	293,926
Grupo Financiero Santander Mexico SAB de CV Class B	61,337	112,203
Grupo GICSA SA de CV (a)	38,032	30,647
Grupo Herdez SAB de CV (b)	7,350	16,345
Grupo Industrial Maseca SAB de CV Class B	6,324	8,594
Grupo Industrial Saltillo SAB de CV	9,537	17,808
Grupo Lala SAB de CV	11,175	30,699
Grupo Lamosa SAB de CV	8,241	18,033
Grupo Mexico SAB de CV Series B	156,269	379,782
Grupo Rotoplas SAB de CV (a)	2,800	5,467
Grupo Televisa SAB ADR	712	19,552
Grupo Televisa SAB Series CPO (b)	88,888	493,512
Hoteles City Express SAB de CV (a)	13,076	16,076
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	43,178	62,382
Industrias Bachoco SAB de CV Series B	2,393	10,336
Industrias Penoles SAB de CV	5,464	69,259
Infraestructura Energetica Nova SAB de CV (b)	3,451	14,223
Kimberly-Clark de Mexico SAB de CV Class A	85,311	206,934
La Comer SAB de CV (a)	9,743	10,603
Macquarie Mexico Real Estate Management SA de CV REIT (a)	14,785	20,093
Medica Sur SAB de CV Series B	6,410	15,518
Megacable Holdings SAB de CV	8,942	37,385
Mexichem SAB de CV	37,889	93,585
Minera Frisco SAB de CV (a) (b)	31,387	20,677
Nemak SAB de CV (b) (d)	76,832	111,183
OHL Mexico SAB de CV (a) (b)	20,301	32,386
PLA Administradora Industrial S de RL de CV (a)	15,550	29,063
Prologis Property Mexico SA de CV REIT (a)	3,100	4,964
Promotora y Operadora de Infraestructura SAB de CV	11,256	150,879
Telesites SAB de CV (a)	48,447	28,354
TV Azteca SAB de CV	162,890	26,233
Unifin Financiera SAPI de CV SOFOM ENR	3,846	10,851
Urbi Desarrollos Urbanos SAB de CV (a) (b) (e)	86,307	0
Vitro SAB de CV Series A	2,393	8,032
Wal-Mart de Mexico SAB de CV	243,389	582,279

		8,299,443

PERU — 3.9%
Alicorp SAA (a)	22,021	39,682
Cementos Pacasmayo SAA	4,030	6,294
Cia de Minas Buenaventura SAA ADR (a)	10,228	75,278
Cia Minera Milpo SAA	59,210	37,343
Credicorp, Ltd.	2,668	349,535
Empresa de Distribucion Electrica de Lima Norte SAA	7,890	13,033
Enersur Energia Peru SA	7,361	19,764

Ferreycorp SAA	28,866	12,744
Grana y Montero SAA	6,014	4,967
InRetail Peru Corp. (a) (d)	2,514	42,361
Intercorp Financial Services, Inc. Series INC	1,265	32,688
Luz del Sur SAA	7,266	21,604
Minsur SA	88,496	27,375
Southern Copper Corp. (b)	9,151	253,574
Volcan Cia Minera SAA Class B	190,478	30,891

		967,133

TOTAL COMMON STOCKS (Cost $48,845,027)		24,709,606

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Cosan Logistica SA (expiring 4/14/16) (a)	26,021	73
Usinas Siderurgicas de Minas Gerais SA (expiring 4/20/16) (a)	439	56

		129

CHILE — 0.0% (f)
Banco de Credito e Inversiones (expiring 4/19/16) (a)	416	896

TOTAL RIGHTS (Cost $0)		1,025

SHORT-TERM INVESTMENTS — 12.2%
State Street Navigator Securities Lending Prime Portfolio (g) (h)	2,934,028	2,934,028
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (i)	103,969	103,969

TOTAL SHORT-TERM INVESTMENTS (Cost $3,037,997)		3,037,997

TOTAL INVESTMENTS — 111.6% (Cost $51,883,024)		27,748,628
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%		(2,893,566)

NET ASSETS — 100.0%		$24,855,062

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(i)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

ADS = American Depositary Shares

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$11,318,043	$—	$—		$11,318,043
Chile	2,663,139	—	—		2,663,139
Colombia	1,445,288	—	—		1,445,288
Luxembourg	16,560	—	—		16,560
Mexico	8,299,443	—	0	(a)	8,299,443
Peru	967,133	—	—		967,133
Rights
Brazil	129	—	—		129
Chile	896	—	—		896
Short-Term Investments	3,037,997	—	—		3,037,997

TOTAL INVESTMENTS	$27,748,628	$—	$0		$27,748,628

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
EGYPT — 3.4%
Arab Cotton Ginning (a)	20,497	$7,410
Commercial International Bank Egypt SAE	85,459	369,362
Eastern Tobacco	2,042	44,855
Egypt Kuwait Holding Co. SAE	83,421	39,208
Egyptian Financial Group-Hermes Holding Co. (a)	48,426	55,461
ElSewedy Electric Co.	10,937	54,895
Ezz Steel (a)	20,799	21,736
Global Telecom Holding SAE GDR (a)	40,547	65,889
Juhayna Food Industries	55,409	46,112
Maridive & Oil Services SAE (a)	24,414	7,324
Palm Hills Developments SAE (a)	88,778	28,993
Sidi Kerir Petrochemicals Co.	32,159	45,812
Six of October Development & Investment (a)	33,784	45,731
Talaat Moustafa Group	108,031	77,374
Telecom Egypt Co.	52,447	48,608

		958,770

NETHERLANDS — 5.4%
Steinhoff International Holdings NV	231,930	1,527,225

QATAR — 8.7%
Aamal Co.	11,933	41,913
Al Khalij Commercial Bank QSC	6,995	33,329
Al Meera Consumer Goods Co. QSC	540	30,697
Barwa Real Estate Co.	7,568	75,235
Commercial Bank QSC	9,234	105,618
Doha Bank QSC	7,245	73,914
Gulf International Services QSC	3,614	36,027
Industries Qatar QSC	5,177	153,971
Mannai Corp. QSC	267	6,746
Masraf Al Rayan QSC	25,985	254,755
Medicare Group	546	16,194
Ooredoo QSC	8,787	224,417
Qatar Electricity & Water Co. QSC	2,140	123,414
Qatar Gas Transport Co., Ltd.	10,774	70,418
Qatar Insurance Co. SAQ	6,641	151,189
Qatar International Islamic Bank QSC	2,944	54,330
Qatar Islamic Bank SAQ	4,595	130,730
Qatar National Bank SAQ	14,855	574,390
Qatar National Cement Co. QSC	1,155	27,595
Qatar Navigation QSC	2,227	55,959
Qatari Investors Group QSC	2,899	47,290
Salam International Investment, Ltd. QSC	4,975	18,157
United Development Co. QSC	6,886	37,234
Vodafone Qatar QSC	31,342	106,040

		2,449,562

SOUTH AFRICA — 70.0%
Adcock Ingram Holdings, Ltd. (b)	11,596	34,682
Adcorp Holdings, Ltd.	5,759	5,873
Advtech, Ltd.	30,827	28,819
AECI, Ltd.	9,641	59,650
African Bank Investments, Ltd. (a) (c)	258,160	—
African Oxygen, Ltd.	10,592	12,862
African Rainbow Minerals, Ltd.	9,789	63,248
Alexander Forbes Group Holdings, Ltd.	31,607	14,398
Allied Electronics Corp., Ltd.	21,786	6,828

Anglo American Platinum, Ltd. (a) (b)	4,385	107,890
AngloGold Ashanti, Ltd. (a)	29,659	412,379
Aquarius Platinum, Ltd. (a)	113,007	21,521
ArcelorMittal South Africa, Ltd. (a)	13,556	7,189
Arrowhead Properties, Ltd. Class A	48,826	28,284
Ascendis Health, Ltd.	20,575	31,195
Aspen Pharmacare Holdings, Ltd. (a)	20,660	449,750
Assore, Ltd.	3,013	32,982
Astral Foods, Ltd.	4,298	32,437
Attacq, Ltd. (a)	52,451	69,540
Aveng, Ltd. (a)	39,681	10,522
AVI, Ltd.	20,286	119,829
Balwin Properties, Ltd. (a)	19,532	9,296
Barclays Africa Group, Ltd. (b)	22,770	231,586
Barloworld, Ltd.	14,919	76,684
Bidvest Group, Ltd.	19,988	506,903
Blue Label Telecoms, Ltd.	25,675	26,621
Brait SE (a)	19,934	226,338
Capevin Holdings, Ltd.	32,914	19,872
Capitec Bank Holdings, Ltd.	4,215	164,218
Cashbuild, Ltd.	1,406	30,972
Caxton and CTP Publishers and Printers, Ltd.	7,949	8,107
City Lodge Hotels, Ltd.	2,634	26,326
Clicks Group, Ltd.	16,273	107,520
Clover Industries, Ltd.	10,746	12,567
Consolidated Infrastructure Group, Ltd. (a)	2,902	5,663
Coronation Fund Managers, Ltd. (b)	21,767	108,628
Curro Holdings, Ltd. (a) (b)	9,083	26,833
DataTec, Ltd. (b)	14,530	45,414
Delta Property Fund, Ltd. REIT	22,743	10,314
Discovery, Ltd. (b)	28,200	232,955
Distell Group, Ltd.	2,512	26,814
Emira Property Fund, Ltd.	22,713	23,395
EOH Holdings, Ltd.	6,918	69,368
Exxaro Resources, Ltd. (b)	10,583	51,807
Famous Brands, Ltd. (b)	4,398	34,955
FirstRand, Ltd. (b)	231,392	760,976
Foschini Group, Ltd.	13,135	126,313
Gold Fields, Ltd.	51,244	203,645
Grindrod, Ltd. (b)	50,072	39,185
Group Five, Ltd.	10,925	15,703
Growthpoint Properties, Ltd. REIT	160,033	267,338
Harmony Gold Mining Co., Ltd. (a)	27,633	99,631
Hosken Consolidated Investments, Ltd.	4,627	35,240
Hudaco Industries, Ltd.	2,479	18,203
Hyprop Investments, Ltd.	13,856	110,854
Illovo Sugar, Ltd.	20,076	28,187
Impala Platinum Holdings, Ltd. (a)	42,780	136,705
Imperial Holdings, Ltd. (b)	15,417	157,650
Investec, Ltd.	17,527	130,976
Italtile, Ltd.	4,613	3,764
JSE, Ltd. (b)	5,935	60,125
KAP Industrial Holdings, Ltd.	51,931	22,774
Kumba Iron Ore, Ltd. (a) (b)	4,509	24,384
Lewis Group, Ltd. (b)	8,844	28,261
Liberty Holdings, Ltd. (b)	7,109	69,877
Life Healthcare Group Holdings, Ltd.	71,345	173,075
Massmart Holdings, Ltd. (b)	9,387	80,946

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Mediclinic International PLC (a)	19,102	$246,451
Merafe Resources, Ltd.	164,478	8,499
MMI Holdings, Ltd. (b)	63,492	107,489
Mondi, Ltd.	8,743	168,767
Mpact, Ltd.	13,752	48,433
Mr. Price Group, Ltd.	16,964	204,645
MTN Group, Ltd. (b)	108,577	998,070
Murray & Roberts Holdings, Ltd.	42,276	36,217
Nampak, Ltd.	40,145	58,138
Naspers, Ltd. Class N	30,460	4,268,293
Nedbank Group, Ltd. (b)	13,495	178,230
Netcare, Ltd.	111,187	272,902
Northam Platinum, Ltd. (a)	29,669	84,864
Oceana Group, Ltd.	3,178	27,009
Octodec Investments, Ltd.	7,199	12,109
Omnia Holdings, Ltd.	4,962	46,051
Peregrine Holdings, Ltd.	5,077	9,406
Pick n Pay Holdings, Ltd.	23,899	46,245
Pick n Pay Stores, Ltd. (b)	13,078	62,456
Pioneer Foods Group, Ltd.	9,093	85,959
PPC, Ltd.	38,575	31,997
PSG Group, Ltd.	5,305	72,318
Rand Merchant Investment Holdings, Ltd. (b)	55,497	157,043
Raubex Group, Ltd.	13,518	16,856
Redefine Properties, Ltd. REIT	311,650	253,846
Remgro, Ltd.	31,657	538,479
Resilient REIT, Ltd.	24,698	227,602
Reunert, Ltd.	11,425	53,816
Rhodes Food Group Pty, Ltd.	4,827	6,941
RMB Holdings, Ltd. (b)	55,822	232,503
SA Corporate Real Estate Fund Nominees Pty, Ltd.	111,118	36,490
Sanlam, Ltd.	111,870	520,939
Santam, Ltd.	991	15,818
Sappi, Ltd. (a)	36,101	160,452
Sasol, Ltd.	35,925	1,078,483
Shoprite Holdings, Ltd.	26,730	315,533
Sibanye Gold, Ltd.	51,036	196,538
SPAR Group, Ltd.	11,145	150,792
Spur Corp., Ltd.	2,762	5,296
Standard Bank Group, Ltd.	84,749	763,363
Sun International, Ltd. (b)	8,257	38,568
Super Group, Ltd. (a)	11,917	35,359
Telkom SA SOC, Ltd.	21,697	84,926
Tiger Brands, Ltd.	12,893	285,096
Tongaat Hulett, Ltd.	8,851	62,850
Transaction Capital, Ltd.	11,500	9,265
Trencor, Ltd.	9,543	29,846
Truworths International, Ltd. (b)	28,693	191,612
Tsogo Sun Holdings, Ltd.	29,924	48,096
Vodacom Group, Ltd.	35,781	390,531
Vukile Property Fund, Ltd. REIT	18,923	21,872
Wilson Bayly Holmes-Ovcon, Ltd.	3,334	26,975
Woolworths Holdings, Ltd.	57,869	352,809
Zeder Investments, Ltd.	38,275	15,614

		19,625,603

UNITED ARAB EMIRATES — 11.3%
Abu Dhabi Commercial Bank PJSC	129,751	236,682

Agthia Group PJSC	12,016	25,092
Air Arabia PJSC	177,883	59,569
Ajman Bank PJSC (a)	20,372	11,758
Al Waha Capital PJSC	74,120	42,781
Aldar Properties PJSC	244,657	183,176
Arabtec Holding PJSC (a)	175,915	78,546
Bank of Sharjah	20,447	8,072
DAMAC Properties Dubai Co. PJSC	117,728	87,503
Dana Gas PJSC (a)	265,336	37,564
Deyaar Development PJSC (a)	112,263	17,636
DP World, Ltd.	11,985	225,198
Dubai Financial Market PJSC	124,465	46,086
Dubai Investments PJSC	110,256	64,839
Dubai Islamic Bank PJSC	76,891	124,139
Dubai Parks & Resorts PJSC (a)	145,942	51,654
Emaar Malls Group PJSC (a)	146,779	115,089
Emaar Properties PJSC	253,305	415,164
Emirates REIT CEIC, Ltd.	5,847	7,075
Emirates Telecommunications Group Co. PJSC	116,791	588,248
Eshraq Properties Co. PJSC (a)	88,540	18,561
First Gulf Bank PJSC	81,228	259,850
Gulf Pharmaceutical Industries	14,657	9,737
National Bank of Abu Dhabi PJSC	94,038	223,766
National Bank of Ras Al-Khaimah PSC	43,496	71,052
Orascom Construction, Ltd. (a)	2,551	15,076
RAK Properties PJSC	76,164	11,820
Ras Al Khaimah Ceramics	28,686	24,992
Union National Bank PJSC	85,614	86,010
Union Properties PJSC	72,121	16,769

		3,163,504

UNITED KINGDOM — 0.1%
Pan African Resources PLC	68,312	13,562

TOTAL COMMON STOCKS (Cost $38,285,316)		27,738,226

RIGHTS — 0.0% (d)
QATAR — 0.0% (d)
Qatar Insurance Co. SAQ (expiring 5/1/16) (a) (Cost $0)	1,328	11,306

WARRANTS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a) (Cost $0)	888	238

SHORT-TERM INVESTMENT — 11.0%
UNITED STATES — 11.0%
State Street Navigator Securities Lending Prime Portfolio (e) (f) (Cost $3,074,983)	3,074,983	3,074,983

TOTAL INVESTMENTS — 109.9% (Cost $41,360,299)		30,824,753
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(2,789,417)

NET ASSETS — 100.0%		$28,035,336

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Egypt	$958,770	$—	$—		$958,770
Netherlands	1,527,225	—	—		1,527,225
Qatar	2,449,562	—	—		2,449,562
South Africa	19,625,603	—	0	(a)	19,625,603
United Arab Emirates	3,163,504	—	—		3,163,504
United Kingdom	13,562	—	—		13,562
Rights
Qatar	11,306	—	—		11,306
Warrants
South Africa	238	—	—		238
Short-Term Investment	3,074,983	—	—		3,074,983

TOTAL INVESTMENTS	$30,824,753	$—	$0		$30,824,753

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 5.9%
Abacus Property Group	11,498	$26,358
AGL Energy, Ltd.	29,343	415,327
Alumina, Ltd. (a)	288,675	288,682
Amcor, Ltd.	85,407	942,785
AMP, Ltd.	162,314	722,939
Ansell, Ltd.	25,574	340,143
APA Group	112,783	764,341
Aristocrat Leisure, Ltd.	97,002	768,573
Arrium, Ltd. (a) (b)	163,093	2,760
Asciano, Ltd.	42,510	292,999
Australia & New Zealand Banking Group, Ltd.	125,022	2,256,222
BHP Billiton PLC	82,143	924,206
BHP Billiton, Ltd.	137,918	1,788,734
Billabong International, Ltd. (a) (b)	25,123	35,560
BlueScope Steel, Ltd.	36,912	175,762
Brambles, Ltd.	116,404	1,085,270
BWP Trust	178,036	468,383
Caltex Australia, Ltd.	11,771	308,046
carsales.com, Ltd. (a)	15,832	143,222
Commonwealth Bank of Australia	74,793	4,310,484
Computershare, Ltd.	74,873	563,289
CSL, Ltd.	25,771	2,010,980
CSR, Ltd.	104,265	264,679
Dexus Property Group REIT	20,417	124,704
DUET Group	74,887	131,344
Fairfax Media, Ltd.	107,148	70,884
Fortescue Metals Group, Ltd. (a)	74,717	146,564
Goodman Group REIT	33,492	171,844
GPT Group REIT	76,905	295,796
GWA Group, Ltd.	95,653	166,293
Harvey Norman Holdings, Ltd.	195,779	707,834
Hills, Ltd. (a)	99,217	15,265
Iluka Resources, Ltd.	23,080	116,468
Incitec Pivot, Ltd.	73,036	179,224
Ingenia Communities Group	60,285	130,775
Insurance Australia Group, Ltd.	185,586	796,612
LendLease Group	72,937	778,201
Macquarie Group, Ltd.	20,666	1,050,654
Medibank Pvt, Ltd.	120,037	270,552
Mirvac Group REIT	78,569	116,950
National Australia Bank, Ltd.	106,981	2,159,423
Newcrest Mining, Ltd. (b)	37,964	495,296
Oil Search, Ltd.	50,984	265,123
Orica, Ltd. (a)	13,314	157,416
Origin Energy, Ltd.	128,248	502,153
Orora, Ltd.	82,193	158,067
OZ Minerals, Ltd.	20,884	80,807
Perpetual, Ltd.	13,241	443,686
QBE Insurance Group, Ltd.	58,922	494,504
Ramsay Health Care, Ltd. (a)	5,619	265,223
REA Group, Ltd. (a)	2,288	95,095
Recall Holdings, Ltd.	25,071	144,644
Santos, Ltd.	109,327	338,922
Scentre Group REIT	178,452	609,497
SEEK, Ltd. (a)	15,440	192,173
Sonic Healthcare, Ltd.	54,063	781,022
South32, Ltd. (b) (c)	82,143	92,680

South32, Ltd. (b) (c)	137,918	155,427
Stockland REIT	42,117	138,342
Suncorp Group, Ltd.	56,074	513,737
Sydney Airport	47,333	243,589
Tatts Group, Ltd.	251,183	730,381
Telstra Corp., Ltd.	189,035	775,063
TPG Telecom, Ltd.	15,809	137,907
Transurban Group Stapled Security	62,086	542,072
Treasury Wine Estates, Ltd.	54,584	404,771
Vicinity Centres REIT	142,406	349,451
Wesfarmers, Ltd.	51,570	1,644,330
Westfield Corp.	88,005	676,301
Westpac Banking Corp.	145,905	3,406,404
Woodside Petroleum, Ltd.	40,040	799,588
Woolworths, Ltd. (a)	70,456	1,197,781
WorleyParsons, Ltd. (a)	21,582	89,318

		43,249,901

AUSTRIA — 0.2%
Andritz AG (a)	1,558	85,673
Erste Group Bank AG (b)	15,370	432,618
OMV AG	15,272	430,295
Voestalpine AG	13,604	455,849

		1,404,435

BELGIUM — 1.3%
Aedifica SA	2,518	177,615
Ageas	20,158	801,001
Anheuser-Busch InBev SA	38,617	4,807,658
Bekaert SA	4,272	173,818
Delhaize Group	7,368	770,352
Gimv NV	810	44,767
Groupe Bruxelles Lambert SA	3,517	290,606
KBC Groep NV	14,722	760,561
Proximus SADP	6,188	211,793
Solvay SA	3,229	324,357
UCB SA	10,160	778,494
Umicore SA	4,394	219,064

		9,360,086

CANADA — 7.5%
AGF Management, Ltd. Class B (a)	28,909	114,881
Agnico Eagle Mines, Ltd.	9,940	361,112
Agrium, Inc. (a)	10,625	941,953
Alamos Gold, Inc. Class A	10,650	56,648
Alimentation Couche-Tard, Inc. Class B	18,307	818,079
Amaya, Inc. (a) (b)	8,047	108,251
ARC Resources, Ltd. (a)	16,198	236,561
Athabasca Oil Corp. (a) (b)	14,886	11,854
Avigilon Corp. (a) (b)	2,958	34,418
B2Gold Corp. (b)	48,225	80,533
Badger Daylighting, Ltd. (a)	2,860	48,623
Bank of Montreal (a)	26,194	1,597,217
Bank of Nova Scotia (a)	51,989	2,551,117
Bankers Petroleum, Ltd. (b)	24,260	34,511
Barrick Gold Corp.	52,330	713,674
BCE, Inc.	11,894	544,285
BlackBerry, Ltd. (a) (b)	28,044	228,524
Bombardier, Inc. Class B (a) (b)	104,212	106,351

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Brookfield Asset Management, Inc. Class A	47,258	$1,650,349
CAE, Inc.	12,529	145,491
Cameco Corp. (a)	28,957	373,198
Canadian Energy Services & Technology Corp. (a)	13,604	33,551
Canadian Imperial Bank of Commerce (a)	19,299	1,447,593
Canadian National Railway Co.	34,805	2,183,906
Canadian Natural Resources, Ltd. (a)	56,675	1,539,289
Canadian Pacific Railway, Ltd.	8,645	1,153,268
Canadian Solar, Inc. (a) (b)	1,972	38,020
Canadian Tire Corp., Ltd. Class A (a)	3,640	380,449
Canadian Western Bank (a)	19,246	359,342
CCL Industries, Inc. Class B	1,084	206,584
Cenovus Energy, Inc.	33,367	435,968
CGI Group, Inc. Class A (b)	18,438	884,802
CI Financial Corp. (a)	10,470	232,316
Constellation Software, Inc.	881	362,215
Crescent Point Energy Corp. (a)	30,891	429,410
CT Real Estate Investment Trust	12,661	141,445
Detour Gold Corp. (b)	8,382	132,523
Dollarama, Inc.	2,979	210,484
Eldorado Gold Corp.	28,670	90,435
Element Financial Corp.	16,716	180,930
Emera, Inc. (a)	6,345	233,207
Enbridge, Inc.	38,402	1,501,106
Encana Corp. (a)	40,956	250,780
Enerplus Corp. (a)	6,804	26,775
Exchange Income Corp.	6,212	133,178
Fairfax Financial Holdings, Ltd.	1,656	930,865
Finning International, Inc.	6,021	88,771
Firm Capital Mortgage Investment Corp. (a)	25,250	252,022
First Majestic Silver Corp. (a) (b)	11,932	77,674
First Quantum Minerals, Ltd. (a)	37,947	200,671
Fortis, Inc. (a)	10,830	340,863
Franco-Nevada Corp.	7,396	456,071
Gildan Activewear, Inc. (a)	10,080	308,607
Goldcorp, Inc.	40,692	662,863
Gran Tierra Energy, Inc. (b)	21,693	54,339
Great-West Lifeco, Inc.	13,168	363,852
Home Capital Group, Inc. (a)	2,950	79,962
Husky Energy, Inc.	30,684	383,594
IAMGOLD Corp. (b)	36,649	81,036
Imperial Oil, Ltd. (a)	26,149	877,193
Innergex Renewable Energy, Inc. (a)	21,897	238,870
Intact Financial Corp.	6,119	430,168
Inter Pipeline, Ltd. (a)	14,599	301,924
K-Bro Linen, Inc. (a)	6,021	206,449
Keyera Corp. (a)	7,445	226,899
Kinross Gold Corp. (b)	47,627	163,120
Linamar Corp.	2,170	104,838
Loblaw Cos., Ltd.	10,138	569,976
Lundin Mining Corp. (b)	32,056	101,364
MacDonald Dettwiler & Associates, Ltd.	1,972	125,780
Magna International, Inc.	17,036	735,336
Manulife Financial Corp.	90,187	1,281,563
Methanex Corp. (a)	3,648	117,722

Metro, Inc.	10,675	371,886
National Bank of Canada (a)	16,242	533,552
New Gold, Inc. (b)	25,942	97,274
Onex Corp.	3,525	215,732
Open Text Corp.	4,739	246,503
Parex Resources, Inc. (b)	15,783	133,615
Pembina Pipeline Corp. (a)	13,364	362,759
Pengrowth Energy Corp.	19,920	26,181
Penn West Petroleum, Ltd. (a) (b)	22,163	20,562
Peyto Exploration & Development Corp. (a)	5,720	127,760
Potash Corp. of Saskatchewan, Inc.	46,496	794,794
Power Corp. of Canada	16,198	375,192
Power Financial Corp.	13,492	338,695
Precision Drilling Corp. (a)	13,417	56,429
Pure Industrial Real Estate Trust	36,489	134,282
Redknee Solutions, Inc. (a) (b)	20,698	41,606
Restaurant Brands International, Inc.	7,523	293,371
Richelieu Hardware, Ltd.	2,332	40,656
Rogers Communications, Inc. Class B	24,470	983,757
Royal Bank of Canada (a)	68,991	3,991,338
Russel Metals, Inc.	28,670	438,434
Saputo, Inc.	11,405	367,161
Secure Energy Services, Inc. (a)	8,289	52,870
SEMAFO, Inc. (b)	20,019	71,659
Shaw Communications, Inc. Class B (a)	35,362	685,943
Sherritt International Corp.	41,182	25,789
Silver Wheaton Corp. (a)	17,308	288,366
Sirius XM Canada Holdings, Inc. (a)	550	1,969
SNC-Lavalin Group, Inc.	8,634	316,737
Stantec, Inc. (a)	3,352	85,520
Sun Life Financial, Inc.	33,527	1,086,073
Suncor Energy, Inc.	87,570	2,448,805
Teck Resources, Ltd. Class B (a)	30,795	234,513
TELUS Corp.	20,416	667,354
TMX Group, Ltd.	2,127	77,124
Toronto-Dominion Bank	85,406	3,701,620
Tourmaline Oil Corp. (b)	5,522	117,403
TransCanada Corp. (a)	38,484	1,519,187
Trinidad Drilling, Ltd.	9,867	12,358
Turquoise Hill Resources, Ltd. (b)	41,334	106,095
West Fraser Timber Co., Ltd.	1,795	72,316
Yamana Gold, Inc.	50,733	154,539
Yellow Pages, Ltd. (b)	4,888	78,226

		54,903,603

CHILE — 0.0% (d)
Antofagasta PLC (a)	14,922	100,674

CHINA — 0.1%
APT Satellite Holdings, Ltd.	153,000	121,113
Bloomage BioTechnology Corp., Ltd.	24,147	52,861
China Everbright Water, Ltd. (b)	106,100	39,002
China New Town Development Co., Ltd. (b)	1,724,100	67,858
Chong Hing Bank, Ltd.	1,385	2,821
ENN Energy Holdings, Ltd.	38,000	208,456
HC International, Inc. (a) (b)	60,000	34,422
Sino Grandness Food Industry Group, Ltd. (a) (b)	217,500	112,255

		638,788

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COLOMBIA — 0.0% (d)
Pacific Exploration and Production Corp. (a) (b)	15,158	$9,727

DENMARK — 1.6%
AP Moeller — Maersk A/S Class B	565	742,335
Carlsberg A/S Class B	2,327	222,095
Chr Hansen Holding A/S	4,195	282,064
Coloplast A/S Class B (a)	3,757	285,139
Danske Bank A/S	43,471	1,230,070
DSV A/S	7,629	318,091
FLSmidth & Co. A/S (a)	7,975	334,836
Genmab A/S (b)	2,327	322,999
GN Store Nord A/S (a)	24,681	516,803
Jyske Bank A/S	2,040	92,234
Novo Nordisk A/S Class B	85,057	4,621,058
Novozymes A/S Class B	9,494	427,509
Pandora A/S	5,325	698,413
SimCorp A/S	11,170	516,305
TDC A/S	11,340	55,590
Vestas Wind Systems A/S	11,720	828,186

		11,493,727

FINLAND — 1.0%
Amer Sports Oyj	5,846	170,209
Caverion Corp. (a)	11,386	110,417
Elisa Oyj (a)	6,619	257,734
Fortum Oyj	19,477	295,416
Kemira Oyj (a)	18,512	206,945
Kesko Oyj Class B	3,257	144,044
Kone Oyj Class B (a)	16,645	803,477
Konecranes Oyj (a)	2,988	71,436
Lassila & Tikanoja Oyj	1,609	29,318
Metso Oyj (a)	11,951	285,586
Neste Oyj (a)	10,609	349,628
Nokia Oyj (c)	171,812	1,022,995
Nokia Oyj (b) (c)	81,819	484,925
Sampo Oyj Class A	26,434	1,257,329
Sanoma Oyj (a)	16,287	79,807
Stockmann Oyj Abp Class B (a) (b)	17,049	131,917
Stora Enso Oyj Class R	36,155	324,041
Tikkurila Oyj	7,979	145,116
UPM-Kymmene Oyj	29,996	544,177
Valmet Oyj	11,698	129,039
Wartsila Oyj Abp	8,721	395,235
YIT Oyj (a)	16,851	95,514

		7,334,305

FRANCE — 7.8%
Accor SA	15,091	640,415
Air Liquide SA	14,215	1,601,890
Airbus Group SE	27,120	1,803,284
Albioma SA (b)	13,483	208,958
Alstom SA (a) (b)	13,610	348,416
Arkema SA	1,887	141,879
Atos SE (b)	3,529	287,857
AXA SA	86,764	2,045,661
BNP Paribas SA	44,312	2,233,428
Bollore SA (c)	22,580	87,846
Bollore SA (b) (c)	103	397
Bourbon SA (a)	14,731	220,577

Bouygues SA	14,022	572,839
Bureau Veritas SA (b)	9,674	215,795
Cap Gemini SA	12,344	1,161,621
Carrefour SA	37,045	1,020,750
Casino Guichard Perrachon SA (a)	6,036	346,530
CGG SA (a) (b)	58,722	44,834
Christian Dior SE	2,499	453,929
Cie de Saint-Gobain	28,467	1,256,385
Cie Generale des Etablissements Michelin	8,408	861,650
Credit Agricole SA	51,817	562,020
Danone SA	26,437	1,883,195
Dassault Systemes	4,457	354,157
Edenred	15,333	298,259
Electricite de France SA	13,267	149,128
Engie SA	70,473	1,095,395
Essilor International SA	8,642	1,069,000
Eutelsat Communications SA	3,703	119,799
Faurecia (b)	2,397	90,945
Gecina SA REIT	1,605	221,306
Groupe Eurotunnel SE (b)	17,615	197,721
Hermes International	1,167	411,524
Iliad SA (b)	958	246,886
Ingenico Group SA	2,151	247,446
Kering	4,999	894,938
Klepierre REIT	8,223	394,499
L’Oreal SA	11,308	2,028,907
Lagardere SCA	13,420	357,086
Legrand SA	11,829	663,810
LVMH Moet Hennessy Louis Vuitton SE	12,458	2,136,576
Natixis SA	20,204	99,623
Nexans SA (b)	4,219	190,003
Numericable-SFR SA	9,386	395,638
Orange SA	90,212	1,582,623
Pernod Ricard SA	9,047	1,010,332
Peugeot SA (b)	19,781	339,474
Plastic Omnium SA	3,103	106,876
Publicis Groupe SA (b)	13,756	967,345
Renault SA	11,046	1,099,138
Rexel SA (b)	12,792	183,016
Safran SA	14,778	1,035,340
Sanofi	51,990	4,198,117
Schneider Electric SE (c)	23,923	1,514,102
Schneider Electric SE (c)	2,000	126,638
SCOR SE	7,902	280,948
Societe BIC SA	1,183	178,217
Societe Generale SA	35,952	1,330,677
Societe Television Francaise 1	5,124	66,448
Sodexo SA	4,372	472,006
Suez Environnement Co.	15,537	285,408
Technicolor SA	20,470	128,063
Technip SA	6,623	367,626
Teleperformance	2,498	219,928
Thales SA	4,380	384,325
TOTAL SA	113,997	5,204,008
UBISOFT Entertainment (b)	6,842	215,192
Unibail-Rodamco SE	4,212	1,160,588
Valeo SA (b)	5,527	861,607
Vallourec SA (a)	8,273	54,161

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Veolia Environnement SA	37,059	$894,022
Vinci SA	20,316	1,515,703
Vivendi SA	54,536	1,148,468
Zodiac Aerospace	5,206	104,471

		56,697,669

GERMANY — 7.1%
Aareal Bank AG	2,172	70,491
adidas AG	12,574	1,475,857
Allianz SE	19,918	3,244,617
BASF SE	43,949	3,320,444
Bayer AG	36,049	4,243,528
Bayerische Motoren Werke AG	13,910	1,279,188
Bayerische Motoren Werke AG Preference Shares	2,366	189,433
Beiersdorf AG	4,341	392,478
Bilfinger SE (a)	5,795	244,832
Brenntag AG	6,735	385,279
Commerzbank AG (b)	39,800	346,551
Continental AG	4,771	1,087,359
Daimler AG	43,364	3,329,120
Deutsche Bank AG	56,838	968,308
Deutsche Boerse AG	11,766	1,005,462
Deutsche Lufthansa AG (b)	7,774	125,840
Deutsche Post AG	51,476	1,432,465
Deutsche Telekom AG	145,911	2,622,956
Deutsche Wohnen AG	14,654	456,383
DMG Mori AG	3,094	144,274
E.ON SE	87,793	844,176
Evonik Industries AG	5,282	158,694
Freenet AG	5,583	167,260
Fresenius Medical Care AG & Co. KGaA	9,381	832,119
Fresenius SE & Co. KGaA	17,227	1,260,509
Fuchs Petrolub SE Preference Shares	3,030	135,576
GEA Group AG	7,670	375,835
Hamborner REIT AG	16,362	177,392
Hannover Rueck SE	2,624	306,195
HeidelbergCement AG	6,144	526,855
Henkel AG & Co. KGaA	5,429	534,338
Henkel AG & Co. KGaA Preference Shares	8,563	945,547
HOCHTIEF AG	4,232	518,668
HUGO BOSS AG	2,824	185,491
Infineon Technologies AG	49,158	700,505
KS AG (a)	9,143	214,265
Lanxess AG	3,989	192,009
LEG Immobilien AG (b)	2,540	239,806
Linde AG	7,845	1,144,738
MAN SE (b)	4,091	443,440
Merck KGaA	9,035	754,788
METRO AG (a)	7,065	219,227
MorphoSys AG (a) (b)	944	45,617
MTU Aero Engines AG	1,653	158,775
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,401	1,303,849
Norma Group SE	2,136	119,830
OHB SE	4,520	98,148
OSRAM Licht AG	3,434	177,288

Porsche Automobil Holding SE Preference Shares	10,002	516,206
ProSiebenSat.1 Media SE	9,670	497,914
Puma SE (a)	1,712	378,574
Rheinmetall AG	1,860	148,836
RWE AG	23,425	303,644
Salzgitter AG (a)	4,436	125,795
SAP SE	41,214	3,339,242
Siemens AG	37,488	3,979,319
Symrise AG	5,319	357,615
Telefonica Deutschland Holding AG	22,045	119,603
ThyssenKrupp AG	22,465	467,456
TUI AG	20,712	321,211
United Internet AG	5,362	269,493
Volkswagen AG	1,670	242,734
Volkswagen AG Preference Shares	6,920	882,014
Vonovia SE	19,296	695,395
Wincor Nixdorf AG (b)	1,331	73,941
Wirecard AG (a)	2,946	111,792

		51,976,589

HONG KONG — 3.0%
AIA Group, Ltd.	537,000	3,042,738
Bank of East Asia, Ltd. (a)	208,959	781,251
BOC Hong Kong Holdings, Ltd.	160,500	479,024
Cheung Kong Infrastructure Holdings, Ltd. (a)	26,000	254,250
Cheung Kong Property Holdings, Ltd.	136,348	878,043
China Water Industry Group, Ltd. (a) (b)	764,000	126,077
CK Hutchison Holdings, Ltd.	136,348	1,770,148
CLP Holdings, Ltd.	139,500	1,261,634
Dah Sing Banking Group, Ltd. (a)	124,525	218,658
Dah Sing Financial Holdings, Ltd.	62,485	384,260
Esprit Holdings, Ltd. (a) (b)	154,119	143,855
Galaxy Entertainment Group, Ltd.	114,000	427,690
Hang Lung Group, Ltd.	130,000	372,911
Hang Lung Properties, Ltd.	240,000	458,554
Hang Seng Bank, Ltd.	32,400	572,682
Henderson Land Development Co., Ltd.	58,765	361,005
HKT Trust & HKT, Ltd.	113,900	156,829
Hong Kong & China Gas Co., Ltd.	310,270	580,015
Hong Kong Exchanges and Clearing, Ltd.	51,826	1,248,119
Hongkong Land Holdings, Ltd.	97,100	581,629
Hopewell Highway Infrastructure, Ltd. (a)	6,975	3,426
Hopewell Holdings, Ltd.	147,500	476,355
Hysan Development Co., Ltd.	26,841	114,367
Jardine Matheson Holdings, Ltd.	11,965	682,962
Jardine Strategic Holdings, Ltd.	4,000	119,400
Li & Fung, Ltd. (a)	398,000	235,520
Link REIT	114,351	678,155
Melco Crown Entertainment, Ltd. ADR	6,347	104,789
Melco International Development, Ltd. (a)	34,000	47,341
MTR Corp., Ltd.	62,947	311,629
New World Development Co., Ltd.	570,033	543,095

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Noble Group, Ltd. (a) (b)	216,500	$70,741
Pacific Basin Shipping, Ltd. (a)	558,000	82,011
Power Assets Holdings, Ltd.	59,500	608,689
Sands China, Ltd.	110,800	451,397
Sino Land Co., Ltd.	334,897	530,202
SJM Holdings, Ltd.	57,000	40,711
Sun Hung Kai Properties, Ltd.	79,509	972,266
Swire Pacific, Ltd. Class A	25,500	274,510
Techtronic Industries Co., Ltd.	57,500	227,211
Wharf Holdings, Ltd.	87,000	475,572
Wheelock & Co., Ltd.	141,000	629,874

		21,779,595

IRELAND — 1.0%
Bank of Ireland (b)	1,175,879	341,693
C&C Group PLC	17,185	77,745
CRH PLC	41,889	1,185,251
Experian PLC	48,187	862,277
Glanbia PLC	5,334	109,046
Green REIT PLC	169,471	272,493
Greencore Group PLC	22,610	121,865
Irish Bank Resolution Corp., Ltd. (b) (e)	5,635	0
James Hardie Industries PLC	18,162	249,524
Kerry Group PLC Class A	6,591	614,983
Kingspan Group PLC	18,140	482,678
Paddy Power Betfair PLC	1,277	178,408
Ryanair Holdings PLC ADR	5,363	460,253
Shire PLC	29,997	1,706,911
Smurfit Kappa Group PLC	8,293	214,049
UDG Healthcare PLC	10,584	88,840

		6,966,016

ISRAEL — 0.7%
Bank Hapoalim BM	46,755	242,512
Bank Leumi Le-Israel BM (b)	61,236	219,730
Bezeq The Israeli Telecommunication Corp., Ltd.	92,002	207,399
Check Point Software Technologies, Ltd. (a) (b)	6,243	546,075
Evogene, Ltd. (b)	7,282	48,540
Israel Chemicals, Ltd.	19,043	82,818
Mazor Robotics, Ltd. (b)	6,736	40,851
NICE-Systems, Ltd.	2,702	177,163
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	6,984	271,037
Reit 1, Ltd.	65,396	184,907
Shufersal, Ltd.	100,605	337,714
Strauss Group, Ltd.	28,761	430,937
Teva Pharmaceutical Industries, Ltd. ADR (a)	46,504	2,488,429

		5,278,112

ITALY — 1.9%
A2A SpA	63,348	82,511
Assicurazioni Generali SpA	59,624	885,318
Atlantia SpA	17,651	490,183
Azimut Holding SpA	4,240	97,842
Banca Generali SpA	3,112	91,671
Banca IFIS SpA	8,320	275,994

Banca Monte dei Paschi di Siena SpA (b)	155,117	88,912
Banca Popolare dell’Emilia Romagna SC	23,015	109,733
Banca Popolare di Milano Scarl	265,295	185,774
Banca Popolare di Sondrio Scarl	31,703	111,344
Banco Popolare SC (a) (b)	11,180	77,014
BI Esse SpA	503	8,191
Brembo SpA	3,817	197,692
Cairo Communication SpA (a)	22,004	117,901
Credito Valtellinese SC (b)	65,420	42,866
Davide Campari-Milano SpA	11,135	111,472
Enel SpA	307,400	1,365,461
Eni SpA	113,333	1,717,677
Esprinet SpA	17,311	156,630
EXOR SpA	4,181	150,081
Falck Renewables SpA	5,091	5,595
Ferrari NV (b)	4,636	192,828
Finmeccanica SpA (b)	33,510	425,778
Immobiliare Grande Distribuzione SIIQ SpA	168,646	153,745
Interpump Group SpA	8,537	125,009
Intesa Sanpaolo SpA	585,280	1,623,371
Iren SpA	128,869	231,293
Luxottica Group SpA	6,086	336,362
Mediaset SpA	31,175	128,815
Mediobanca SpA	18,076	130,389
Prada SpA (a)	19,400	66,780
Prysmian SpA	7,807	177,129
Recordati SpA	6,746	169,123
Reply SpA	1,672	248,074
Saipem SpA (b)	425,047	170,544
Salvatore Ferragamo SpA (a)	2,925	74,863
SAVE SpA	7,468	107,313
Snam SpA	93,075	583,880
Societa Cattolica di Assicurazioni S.c.r.l	21,630	147,891
Sogefi SpA (b)	16,532	26,638
Telecom Italia SpA/Milano (a) (b) (c)	622,781	672,786
Telecom Italia SpA/Milano (c)	262,660	230,472
Terna Rete Elettrica Nazionale SpA	61,046	348,868
UniCredit SpA	232,610	840,275
Unione di Banche Italiane SpA	37,971	140,714
Unipol Gruppo Finanziario SpA	15,688	63,572
UnipolSai SpA (b)	39,846	92,357
Yoox Net-A-Porter Group SpA (b)	3,102	95,336
Zignago Vetro SpA (a)	16,970	111,775

		14,085,842

JAPAN — 21.9%
Acom Co., Ltd. (a) (b)	25,200	127,127
Activia Properties, Inc.	20	103,919
Aderans Co., Ltd. (a)	17,700	105,984
Advance Residence Investment Corp.	38	96,323
Advantest Corp. (a)	23,000	213,025
Aeon Co., Ltd.	57,020	824,899
AEON Financial Service Co., Ltd. (a)	3,500	82,708
AEON REIT Investment Corp.	81	103,921
Aisin Seiki Co., Ltd.	8,600	324,427
Ajinomoto Co., Inc.	22,000	497,077

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Akita Bank, Ltd.	142,550	$389,367
Alconix Corp. (a)	27,000	377,632
Alfresa Holdings Corp.	9,700	186,328
Alps Electric Co., Ltd.	8,700	151,870
ANA Holdings, Inc.	36,000	101,567
Aomori Bank, Ltd. (a)	10,101	29,478
Aoyama Trading Co., Ltd.	2,100	80,809
Aozora Bank, Ltd. (a)	51,000	178,326
Asahi Glass Co., Ltd.	51,000	279,514
Asahi Group Holdings, Ltd.	33,236	1,037,045
Asahi Kasei Corp. (a)	107,550	728,100
Asics Corp.	9,100	162,334
Astellas Pharma, Inc.	129,000	1,717,590
Atom Corp. (a)	45,800	268,944
Awa Bank, Ltd. (a)	11,550	56,006
Bandai Namco Holdings, Inc.	10,100	220,520
Bank of Iwate, Ltd. (a)	10,655	386,782
Bank of Kyoto, Ltd.	16,000	104,489
Bank of Okinawa, Ltd.	12,155	399,597
Bank of Yokohama, Ltd. (b)	54,550	248,252
Bridgestone Corp.	39,965	1,495,198
Brother Industries, Ltd. (a)	8,900	102,465
Calbee, Inc. (a)	3,700	147,151
Can Do Co., Ltd. (a)	5,300	72,902
Canon, Inc.	56,816	1,695,962
Casio Computer Co., Ltd. (a)	32,500	656,680
Central Japan Railway Co.	9,000	1,593,888
Chiba Bank, Ltd.	35,550	177,442
Chubu Electric Power Co., Inc.	42,765	597,938
Chugai Pharmaceutical Co., Ltd.	16,380	507,890
Chugoku Electric Power Co., Inc. (a)	6,100	82,495
COLOPL, Inc.	2,000	42,760
Colowide Co., Ltd.	2,400	36,343
COOKPAD, Inc. (a)	6,300	101,062
Credit Saison Co., Ltd.	26,400	460,141
CyberAgent, Inc. (a)	2,900	134,944
Dai Nippon Printing Co., Ltd. (a)	27,000	240,224
Dai-ichi Life Insurance Co., Ltd.	52,300	634,003
Daicel Corp.	11,800	161,470
Daifuku Co., Ltd.	5,300	89,453
Daiichi Sankyo Co., Ltd.	42,765	952,172
Daiken Medical Co., Ltd. (a)	13,500	107,500
Daikin Industries, Ltd.	18,110	1,355,410
Daisan Bank, Ltd.	7,651	10,211
Daishi Bank, Ltd. (a)	15,176	52,254
Daito Trust Construction Co., Ltd.	5,355	761,359
Daiwa House Industry Co., Ltd.	30,000	845,055
Daiwa House REIT Investment Corp.	10	43,908
Daiwa House Residential Investment Corp.	38	79,384
Daiwa Securities Group, Inc.	110,550	680,936
DeNA Co., Ltd. (a)	8,500	146,639
Denso Corp.	28,510	1,147,553
Dentsu, Inc. (a)	9,700	487,611
Don Quijote Holdings Co., Ltd.	3,400	118,279
Dowa Holdings Co., Ltd. (a)	22,000	122,728
East Japan Railway Co.	17,100	1,477,755
Ebara Corp. (a)	19,000	79,452
Eighteenth Bank, Ltd.	8,251	18,353

Eisai Co., Ltd.	14,351	864,418
Electric Power Development Co., Ltd.	5,500	172,005
euglena Co., Ltd. (a) (b)	5,000	72,557
F@N Communications, Inc. (a)	8,300	62,400
FANUC Corp.	10,055	1,564,230
Fast Retailing Co., Ltd.	2,600	833,240
Feed One Co., Ltd. (a)	213,400	229,738
Financial Products Group Co., Ltd. (a)	12,900	155,748
Foster Electric Co., Ltd. (a)	15,900	335,839
Frontier Real Estate Investment Corp.	20	96,268
Fuji Heavy Industries, Ltd.	28,700	1,015,014
FUJIFILM Holdings Corp.	28,510	1,129,036
Fujitsu, Ltd.	103,513	383,678
Fukuoka Corp. REIT	10	18,106
Fukuoka Financial Group, Inc.	142,550	465,464
Furukawa Electric Co., Ltd.	111,550	241,173
GLP J — REIT	156	178,076
GMO internet, Inc. (a)	3,500	46,804
GS Yuasa Corp. (a)	17,000	72,752
GungHo Online Entertainment, Inc. (a)	16,400	46,255
Gurunavi, Inc. (a)	6,000	142,693
Hankyu Hanshin Holdings, Inc.	55,513	354,627
Hankyu REIT, Inc.	179	218,823
Heiwa Real Estate REIT, Inc.	410	331,954
Hino Motors, Ltd. (a)	9,400	101,782
Hirose Electric Co., Ltd. (a)	900	99,373
Hitachi Metals, Ltd.	11,400	117,758
Hitachi, Ltd.	247,475	1,159,485
Hokkoku Bank, Ltd.	142,550	375,415
Honda Motor Co., Ltd. (a)	81,875	2,248,020
Hoya Corp.	31,706	1,207,646
Hulic Co., Ltd.	14,900	142,643
Hyakugo Bank, Ltd.	10,550	39,611
Ibiden Co., Ltd. (a)	14,700	179,965
Ichigo Office REIT Investment	565	436,839
IHI Corp. (a)	45,000	95,289
Iida Group Holdings Co., Ltd.	5,000	97,647
Industrial & Infrastructure Fund Investment Corp.	40	186,129
Infomart Corp.	12,500	112,549
Inpex Corp.	34,300	260,466
Intage Holdings, Inc.	10,900	140,135
Iriso Electronics Co., Ltd. (a)	2,200	109,222
Isetan Mitsukoshi Holdings, Ltd.	17,200	201,237
Isuzu Motors, Ltd.	60,700	627,549
ITOCHU Corp.	104,950	1,294,192
Iwatani Corp. (a)	14,000	81,463
J Front Retailing Co., Ltd.	5,100	67,746
Jafco Co., Ltd. (a) (b)	2,100	64,647
Japan Airlines Co., Ltd.	4,000	146,697
Japan Airport Terminal Co., Ltd. (a)	4,800	170,826
Japan Digital Laboratory Co., Ltd.	19,520	279,614
Japan Excellent, Inc.	85	114,952
Japan Exchange Group, Inc.	27,800	426,418
Japan Hotel REIT Investment Corp.	986	869,368
Japan Logistics Fund, Inc.	37	77,394
Japan Post Bank Co., Ltd.	17,100	210,717
Japan Post Holdings Co., Ltd.	21,200	283,308
Japan Prime Realty Investment Corp.	29	118,302
Japan Real Estate Investment Corp.	35	202,411

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Japan Retail Fund Investment Corp. REIT	47	$112,989
Japan Tissue Engineering Co., Ltd. (a) (b)	2,200	27,149
Japan Tobacco, Inc.	56,400	2,353,450
JFE Holdings, Inc. (a)	28,510	384,547
JGC Corp.	8,000	119,934
Joyo Bank, Ltd.	31,000	106,464
JSR Corp.	23,900	344,056
JTEKT Corp.	10,600	137,693
JX Holdings, Inc. (a)	178,600	689,325
Kajima Corp.	103,475	649,970
Kakaku.com, Inc. (a)	12,000	223,142
Kaken Pharmaceutical Co., Ltd.	2,000	121,180
Kansai Electric Power Co., Inc. (b)	52,800	468,222
Kansai Paint Co., Ltd. (a)	12,100	194,642
Kao Corp.	23,700	1,265,813
Kawai Musical Instruments Manufacturing Co., Ltd. (a)	9,600	169,118
Kawasaki Heavy Industries, Ltd. (a)	46,000	133,013
KDDI Corp.	81,300	2,174,365
Keikyu Corp.	24,000	211,397
Keio Corp.	26,000	228,551
Keisei Electric Railway Co., Ltd.	15,000	211,264
Kenedix Office Investment Corp. REIT	42	241,399
Kenedix, Inc.	13,600	59,533
Keyence Corp.	2,000	1,092,397
Kikkoman Corp. (a)	8,000	263,357
Kintetsu Group Holdings Co., Ltd. (a)	83,101	337,151
Kirin Holdings Co., Ltd.	27,000	379,074
Kiyo Bank, Ltd.	31,800	361,020
KNT-CT Holdings Co., Ltd. (b)	127,000	204,520
Kobe Steel, Ltd.	159,000	140,051
Koito Manufacturing Co., Ltd.	5,000	226,878
Komatsu, Ltd.	52,920	902,128
Konami Holdings Corp. (a)	4,300	127,399
Konica Minolta, Inc.	50,675	431,027
Kubota Corp.	84,350	1,153,110
Kuraray Co., Ltd.	15,500	189,759
Kurita Water Industries, Ltd.	15,010	342,815
Kyocera Corp.	25,200	1,111,405
Kyoritsu Maintenance Co., Ltd. (a)	600	51,835
Kyoto Kimono Yuzen Co., Ltd.	22,700	173,893
Kyowa Hakko Kirin Co., Ltd.	9,800	156,598
Kyushu Electric Power Co., Inc. (a) (b)	18,000	171,520
Kyushu Financial Group, Inc.	9,600	55,433
Lawson, Inc.	3,000	251,435
Leopalace21 Corp.	1,600	9,680
LIXIL Group Corp. (a)	9,900	202,149
M3, Inc. (a)	8,800	221,732
Makita Corp. (a)	5,600	347,773
Marubeni Corp. (a)	144,550	733,071
Matsuya Co., Ltd. (a)	26,400	243,107
Mazda Motor Corp.	20,300	315,441
MCUBS MidCity Investment Corp.	116	348,841
Medipal Holdings Corp.	30,799	488,312
MEIJI Holdings Co., Ltd.	5,200	418,702
Meiko Network Japan Co., Ltd.	26,300	287,113

Milbon Co., Ltd.	12,200	493,883
Minebea Co., Ltd. (a)	16,000	124,988
MISUMI Group, Inc. (a)	51,800	742,469
Mitsubishi Chemical Holdings Corp.	66,800	349,170
Mitsubishi Corp.	83,738	1,420,033
Mitsubishi Electric Corp.	125,550	1,317,552
Mitsubishi Estate Co., Ltd.	56,925	1,058,781
Mitsubishi Gas Chemical Co., Inc.	15,000	80,875
Mitsubishi Heavy Industries, Ltd.	200,101	744,359
Mitsubishi Logistics Corp. (a)	9,000	118,350
Mitsubishi Materials Corp. (a)	57,000	161,271
Mitsubishi Motors Corp. (a)	42,600	319,514
Mitsubishi Tanabe Pharma Corp.	10,800	188,048
Mitsubishi UFJ Financial Group, Inc.	641,924	2,978,454
Mitsui & Co., Ltd. (a)	101,126	1,165,160
Mitsui Chemicals, Inc.	112,550	375,517
Mitsui Fudosan Co., Ltd.	43,000	1,074,283
Mitsui OSK Lines, Ltd. (a)	119,550	243,578
Mizuho Financial Group, Inc. (a)	1,102,000	1,648,171
Mori Hills Investment Corp. REIT	60	88,883
MS&AD Insurance Group Holdings, Inc.	28,799	803,538
Murata Manufacturing Co., Ltd.	12,900	1,557,480
Musashino Bank, Ltd.	14,255	359,562
Nabtesco Corp.	5,200	116,866
Nachi-Fujikoshi Corp.	15,000	52,315
Nagoya Railroad Co., Ltd. (a)	40,000	187,197
Nanto Bank, Ltd.	140,550	382,653
NEC Corp.	103,000	259,344
NGK Insulators, Ltd.	12,000	221,967
NGK Spark Plug Co., Ltd. (a)	6,000	114,987
NH Foods, Ltd. (a)	9,000	198,585
NHK Spring Co., Ltd.	10,400	99,656
Nidec Corp. (a)	13,400	918,132
Nikon Corp. (a)	28,200	432,051
Nintendo Co., Ltd.	4,900	697,540
Nippon Accommodations Fund, Inc.	11	42,426
Nippon Building Fund, Inc.	38	225,508
Nippon Express Co., Ltd.	41,000	186,770
Nippon Paint Holdings Co., Ltd. (a)	9,800	217,720
Nippon Paper Industries Co., Ltd. (a)	4,200	74,849
Nippon Prologis, Inc. REIT	10	22,412
Nippon Steel & Sumitomo Metal Corp. (a)	46,100	886,767
Nippon Suisan Kaisha, Ltd.	89,800	437,035
Nippon Telegraph & Telephone Corp.	29,200	1,259,501
Nippon Yusen KK (a)	142,550	275,220
Nissan Motor Co., Ltd.	113,941	1,055,826
Nissei ASB Machine Co., Ltd. (a)	4,300	85,009
Nisshin Seifun Group, Inc.	11,300	179,863
Nissin Foods Holdings Co., Ltd.	4,100	192,971
Nitori Holdings Co., Ltd.	1,700	155,941
Nitto Denko Corp.	9,500	528,862
Nomura Holdings, Inc.	184,585	825,907
Nomura Real Estate Master Fund, Inc.	70	104,631
Nomura Research Institute, Ltd.	3,300	111,277
NSK, Ltd.	17,900	164,038
NTT Data Corp.	10,900	547,934
NTT DOCOMO, Inc.	83,600	1,898,563
Obayashi Corp.	94,150	929,815

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Odakyu Electric Railway Co., Ltd. (a)	28,000	$305,174
Ogaki Kyoritsu Bank, Ltd.	142,550	431,220
Oji Holdings Corp.	23,000	92,495
Oki Electric Industry Co., Ltd. (a)	36,000	50,928
Olympus Corp.	15,100	587,771
Omron Corp.	9,400	280,173
Ono Pharmaceutical Co., Ltd. (a)	23,500	996,285
Oriental Land Co., Ltd.	12,100	858,019
ORIX Corp.	56,900	812,785
Orix JREIT, Inc. REIT	82	127,310
Osaka Gas Co., Ltd.	91,000	350,090
Otsuka Holdings Co., Ltd.	24,300	883,833
Panasonic Corp.	114,250	1,050,557
Pigeon Corp. (a)	10,200	266,537
Rakuten, Inc. (a)	30,600	295,532
Raysum Co., Ltd.	3,300	30,447
Recruit Holdings Co., Ltd. (a)	20,100	614,293
Renesas Electronics Corp. (a) (b)	10,600	68,281
Resona Holdings, Inc.	96,300	344,091
Ricoh Co., Ltd. (a)	26,800	273,258
Ringer Hut Co., Ltd.	900	19,658
Riso Kyoiku Co., Ltd. (a)	19,806	60,619
Rock Field Co., Ltd. (a)	12,800	390,053
Rohm Co., Ltd.	5,700	240,384
Rohto Pharmaceutical Co., Ltd.	5,901	107,630
Ryohin Keikaku Co., Ltd.	1,000	211,753
San-In Godo Bank, Ltd.	7,650	47,372
Sankyo Seiko Co., Ltd.	52,300	177,753
Sanrio Co., Ltd. (a)	3,900	76,373
Santen Pharmaceutical Co., Ltd.	18,000	271,133
Sawai Pharmaceutical Co., Ltd. (a)	1,600	100,360
SBI Holdings, Inc.	9,200	93,559
Secom Co., Ltd.	14,448	1,075,421
Sega Sammy Holdings, Inc. (a)	5,300	57,859
Seibu Holdings, Inc.	10,100	213,961
Seiko Epson Corp. (a)	18,300	296,004
Seino Holdings Co., Ltd.	9,300	100,368
Sekisui Chemical Co., Ltd.	17,100	210,869
Sekisui House SI Residential Investment Corp.	155	159,558
Sekisui House, Ltd.	28,200	476,586
Seria Co., Ltd. (a)	1,900	114,783
Seven & i Holdings Co., Ltd.	42,628	1,817,460
Sharp Corp. (a) (b)	81,000	92,967
Shiga Bank, Ltd. (a)	11,550	48,709
Shikoku Bank, Ltd.	9,101	17,571
Shikoku Electric Power Co., Inc. (a)	9,400	126,203
Shimadzu Corp.	12,000	188,443
Shimano, Inc.	3,700	580,702
Shimizu Corp. (a)	31,513	267,480
Shin-Etsu Chemical Co., Ltd.	23,117	1,197,859
Shinsei Bank, Ltd. (a)	83,000	108,555
Shionogi & Co., Ltd.	14,000	659,798
Shiseido Co., Ltd.	10,600	236,907
Shizuoka Bank, Ltd.	27,000	195,062
SMC Corp.	3,100	720,975
SMS Co., Ltd. (a) (b)	9,100	174,155
SoftBank Group Corp.	44,736	2,135,801
Sohgo Security Services Co., Ltd.	3,800	206,237

Sompo Japan Nipponkoa Holdings, Inc.	29,200	828,236
Sony Corp.	55,020	1,416,192
Square Enix Holdings Co., Ltd.	3,400	91,961
Stanley Electric Co., Ltd. (a)	24,573	556,415
Start Today Co., Ltd.	2,700	109,062
Starts Proceed Investment Corp.	51	79,952
Sumitomo Chemical Co., Ltd.	142,550	645,562
Sumitomo Corp. (a)	76,275	759,051
Sumitomo Dainippon Pharma Co., Ltd. (a)	5,300	61,113
Sumitomo Electric Industries, Ltd.	56,720	690,864
Sumitomo Heavy Industries, Ltd. (a)	24,000	99,293
Sumitomo Metal Mining Co., Ltd. (a)	24,000	238,623
Sumitomo Mitsui Financial Group, Inc.	62,700	1,903,398
Sumitomo Mitsui Trust Holdings, Inc.	244,550	717,147
Sumitomo Precision Products Co., Ltd. (a)	46,000	139,152
Sumitomo Realty & Development Co., Ltd.	20,000	586,147
Sun Corp. (a)	3,000	29,121
Sun Frontier Fudousan Co., Ltd. (a)	3,100	31,332
Suntory Beverage & Food, Ltd.	5,000	225,544
Suruga Bank, Ltd. (a)	9,000	158,388
Suzuki Motor Corp.	19,500	522,394
Sysmex Corp.	5,800	363,290
T&D Holdings, Inc.	43,000	401,517
Tadano, Ltd.	6,000	55,785
Taiheiyo Cement Corp.	23,000	53,001
Taisei Corp.	87,438	578,797
Taiyo Yuden Co., Ltd. (a)	19,500	190,498
Takeda Pharmaceutical Co., Ltd. (a)	39,365	1,798,822
Takeuchi Manufacturing Co., Ltd.	16,700	241,299
TDK Corp.	11,355	631,423
Teijin, Ltd.	146,550	511,122
Temp Holdings Co., Ltd.	8,000	116,162
Terumo Corp.	28,800	1,033,925
THK Co., Ltd. (a)	5,400	99,741
Tobu Railway Co., Ltd.	47,000	234,592
Toho Bank, Ltd. (a)	12,101	38,867
Tohoku Electric Power Co., Inc.	44,900	580,051
Tokio Marine Holdings, Inc.	42,765	1,445,856
Tokyo Dome Corp.	81,000	367,543
Tokyo Electric Power Co., Inc. (b)	57,375	315,985
Tokyo Electron, Ltd.	10,755	701,977
Tokyo Gas Co., Ltd.	144,475	674,461
Tokyo Tatemono Co., Ltd.	8,400	104,780
Tokyu Corp.	50,550	424,117
Tokyu Fudosan Holdings Corp.	18,600	126,433
Toppan Printing Co., Ltd.	28,000	235,171
Toray Industries, Inc.	124,550	1,062,933
Toshiba Corp. (a) (b)	242,513	472,533
TOTO, Ltd. (a)	4,000	124,917
Toyo Suisan Kaisha, Ltd.	3,000	107,834
Toyo Tire & Rubber Co., Ltd.	8,400	125,557
Toyota Industries Corp.	9,100	409,680
Toyota Motor Corp.	128,188	6,788,336
Toyota Tsusho Corp.	8,500	192,317
Trend Micro, Inc.	4,500	164,954

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Unicharm Corp. (a)	16,900	$368,238
United Urban Investment Corp.	55	89,012
Usen Corp. (b)	33,130	96,093
USS Co., Ltd.	9,910	158,532
ValueCommerce Co., Ltd.	4,400	15,268
Warabeya Nichiyo Co., Ltd.	14,500	319,814
West Japan Railway Co.	8,400	519,343
Yahoo! Japan Corp. (a)	48,500	206,695
Yakult Honsha Co., Ltd. (a)	4,200	186,281
Yamada Denki Co., Ltd. (a)	75,580	357,743
Yamagata Bank, Ltd. (a)	129,176	490,753
Yamaha Corp.	10,100	304,631
Yamaha Motor Co., Ltd.	11,200	186,542
Yamanashi Chuo Bank, Ltd.	7,550	27,743
Yamato Holdings Co., Ltd. (a)	15,100	301,879
Yaskawa Electric Corp. (a)	10,000	115,575
Yokogawa Electric Corp.	9,700	100,370
Zenrin Co., Ltd. (a)	27,300	549,182

		159,401,578

JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	6,050	172,174

LUXEMBOURG — 0.1%
ArcelorMittal (a)	60,155	272,485
SES SA	14,613	428,546
Tenaris SA (a)	16,258	202,868

		903,899

MACAU — 0.0% (d)
MGM China Holdings, Ltd.	21,600	33,027
Wynn Macau, Ltd. (a) (b)	47,200	73,022

		106,049

MEXICO — 0.0% (d)
Fresnillo PLC	8,596	117,682

NETHERLANDS — 3.3%
Aegon NV	123,937	682,718
AerCap Holdings NV (b)	3,549	137,559
Akzo Nobel NV	15,126	1,032,487
Altice NV Class A (b)	13,604	242,768
ASML Holding NV	22,436	2,282,618
Constellium NV Class A (a) (b)	3,521	18,274
Fugro NV (b)	5,779	111,130
Gemalto NV	3,122	231,142
Heineken Holding NV	4,144	323,855
Heineken NV	9,423	855,280
ING Groep NV	189,960	2,301,066
Koninklijke Ahold NV	36,368	819,332
Koninklijke DSM NV	12,063	664,432
Koninklijke KPN NV	198,725	834,042
Koninklijke Philips NV	53,840	1,535,982
NXP Semiconductors NV (a) (b)	14,907	1,208,510
OCI NV (b)	1,726	33,850
PostNL NV (b)	34,213	139,575
Randstad Holding NV	2,790	154,866
Royal Dutch Shell PLC Class A	192,542	4,660,312
Royal Dutch Shell PLC Class B	180,966	4,421,741
SBM Offshore NV (a) (b)	18,068	230,189
TNT Express NV	29,707	266,962
Wolters Kluwer NV	13,144	525,437

		23,714,127

NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a) (b)	122,795	161,988
Air New Zealand, Ltd.	54,411	108,044
Auckland International Airport, Ltd.	22,819	101,872
Fisher & Paykel Healthcare Corp., Ltd.	105,435	717,394
Fletcher Building, Ltd.	15,431	84,531
Goodman Property Trust	100,715	92,303
Infratil, Ltd.	43,044	98,024
Kiwi Property Group, Ltd.	102,698	103,033
Property for Industry, Ltd.	100,150	113,688
Steel & Tube Holdings, Ltd.	64,289	99,092
Stride Property, Ltd.	66,426	101,924
Vital Healthcare Property Trust (a)	88,071	124,741
Xero, Ltd. (a) (b)	4,654	49,859

		1,956,493

NORWAY — 0.7%
Akastor ASA (a) (b)	6,019	6,367
Aker Solutions ASA	6,019	19,357
DNB ASA	52,133	616,740
DNO ASA (a) (b)	34,574	26,648
Marine Harvest ASA (b)	14,926	230,082
Norsk Hydro ASA	87,409	360,045
Opera Software ASA (a)	12,213	97,305
Orkla ASA	83,739	758,802
Schibsted ASA Class A	3,026	88,498
Schibsted ASA Class B (b)	2,921	80,907
Statoil ASA	59,093	930,914
Storebrand ASA (b)	48,467	189,444
Telenor ASA	44,420	719,098
TGS Nopec Geophysical Co. ASA	4,924	75,188
Yara International ASA	14,645	551,362

		4,750,757

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a) (b)	1,970,584	80,167
EDP — Energias de Portugal SA (b)	148,881	530,349
Galp Energia SGPS SA	18,153	228,583
Mota-Engil SGPS SA (a)	23,481	49,797
NOS SGPS SA (b)	55,680	371,818
Pharol SGPS SA (b)	64,401	9,834

		1,270,548

SINGAPORE — 1.1%
AIMS AMP Capital Industrial REIT	126,698	125,607
Ascendas Hospitality Trust	180,900	100,754
Ascendas REIT	92,115	163,489
Cache Logistics Trust (a)	145,000	90,988
CapitaLand, Ltd.	282,000	642,908
City Developments, Ltd.	20,500	124,376
ComfortDelGro Corp., Ltd.	93,700	203,181
COSCO Corp. Singapore, Ltd. (a)	533,300	142,572
Croesus Retail Trust	303,928	177,175
DBS Group Holdings, Ltd.	79,216	904,754
Genting Singapore PLC (b)	572,900	355,244
Global Logistic Properties, Ltd.	75,500	107,929
IGG, Inc.	60,000	26,919
InterOil Corp. (a) (b)	1,972	62,769
Jardine Cycle & Carriage, Ltd. (a)	3,333	99,079
Keppel Corp., Ltd. (a)	150,275	650,604
Keppel REIT (a)	38,213	28,236

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Lippo Malls Indonesia Retail Trust	846,600	$204,326
Oversea-Chinese Banking Corp., Ltd.	126,568	830,879
Oxley Holdings, Ltd.	173,600	56,079
Sembcorp Industries, Ltd.	38,900	87,241
Singapore Airlines, Ltd.	20,300	172,157
Singapore Exchange, Ltd.	36,300	214,306
Singapore Press Holdings, Ltd. (a)	69,500	206,446
Singapore Telecommunications, Ltd.	337,800	958,262
Soilbuild Business Space REIT	217,500	117,908
United Overseas Bank, Ltd.	49,512	693,815
UOL Group, Ltd. (b)	27,628	123,101
Wilmar International, Ltd.	140,000	349,324

		8,020,428

SOUTH AFRICA — 0.1%
Investec PLC	24,535	180,729
Lonmin PLC (a) (b)	9,386	17,909
Mondi PLC	31,461	604,124

		802,762

SOUTH KOREA — 4.4%
Amorepacific Corp.	1,140	385,283
Asiana Airlines, Inc. (b)	34,031	143,135
Bioland, Ltd. (a)	11,832	234,343
BNK Financial Group, Inc.	13,976	118,544
Celltrion, Inc. (a) (b)	3,823	367,056
CJ CGV Co., Ltd.	5,048	435,675
Coway Co., Ltd.	1,710	144,294
Crown Confectionery Co., Ltd.	682	314,879
Dae Han Flour Mills Co., Ltd.	1,905	327,328
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,914	17,352
Digitech Systems Co., Ltd. (b) (e)	19,094	0
Dongkuk Industries Co., Ltd.	67,838	236,389
Dongwon F&B Co., Ltd.	996	291,327
Dongwon Industries Co., Ltd. (a)	1,110	276,141
DY Corp.	10,170	59,138
E-MART, Inc.	769	118,013
Genic Co., Ltd. (b)	7,001	123,356
GS Home Shopping, Inc.	981	159,297
Hana Financial Group, Inc.	11,121	241,169
Hana Tour Service, Inc.	3,446	254,924
Hancom, Inc.	7,992	134,528
Hankook Shell Oil Co., Ltd.	397	170,798
Hankook Tire Co., Ltd.	1,794	85,339
Hanssem Co., Ltd.	2,044	399,470
Harim Co., Ltd. (a) (b)	30,586	119,151
Hotel Shilla Co., Ltd. (a)	4,112	239,112
Huons Co., Ltd.	4,118	266,467
Hyundai Elevator Co., Ltd. (b)	2,739	131,250
Hyundai Engineering Plastics Co., Ltd.	48,120	416,569
Hyundai Glovis Co., Ltd.	658	108,458
Hyundai Heavy Industries Co., Ltd. (b)	1,703	158,595
Hyundai Hy Communications & Network Co., Ltd.	47,855	142,276
Hyundai Mobis Co., Ltd.	2,601	566,325
Hyundai Motor Co.	6,575	876,782
Hyundai Motor Co. Preference Shares	1,079	100,012
Hyundai Securities Co., Ltd.	53,054	318,714
Hyundai Steel Co.	2,242	108,806

Infinitt Healthcare Co., Ltd. (b)	16,346	125,211
Interpark Holdings Corp.	10,539	86,811
Jenax, Inc. (a) (b)	17,182	326,031
JoyCity Corp. (a) (b)	3,748	98,649
Kangwon Land, Inc.	3,949	141,233
KB Capital Co., Ltd.	4,841	89,107
KB Financial Group, Inc.	14,572	405,840
KCC Corp.	186	67,660
Kia Motors Corp.	9,499	401,191
KIWOOM Securities Co., Ltd.	7,523	439,434
Koh Young Technology, Inc. (a)	12,618	450,170
Korea Electric Power Corp. ADR (a) (b)	32,665	841,124
Korea Zinc Co., Ltd.	655	275,780
Korean Air Lines Co., Ltd. (b)	2,890	78,340
KT Corp. ADR (b)	30,688	411,833
KT&G Corp.	4,619	444,290
Ktis Corp.	26,608	101,095
KyungDong City Gas Co., Ltd.	1,748	120,141
LG Chem, Ltd.	1,893	542,110
LG Chem, Ltd. Preference Shares	813	161,377
LG Display Co., Ltd.	9,472	220,318
LG Display Co., Ltd. ADR (b)	42,674	487,764
LG Electronics, Inc.	5,358	288,609
LG Household & Health Care, Ltd.	439	362,762
LG Uplus Corp.	9,891	95,572
Lotte Chemical Corp.	615	183,650
Lotte Food Co., Ltd.	416	304,834
Lotte Shopping Co., Ltd.	218	47,847
Medy-Tox, Inc.	764	294,951
Modetour Network, Inc. (a)	11,674	307,264
Muhak Co., Ltd.	10,647	335,628
Multicampus Co., Ltd.	5,944	239,350
NAVER Corp.	1,373	764,779
NCSoft Corp.	708	156,941
Nexon GT Co., Ltd. (b)	9,526	107,455
NHN Entertainment Corp. (b)	555	26,692
OCI Co., Ltd. (a) (b)	649	60,156
Orion Corp.	134	107,097
Ottogi Corp.	357	283,140
POSCO ADR	20,981	993,031
S-1 Corp.	1,642	126,926
Sajo Industries Co., Ltd. (a) (b)	6,561	348,245
Samchuly Bicycle Co., Ltd.	6,503	106,905
Samsung C&T Corp.	4,024	503,176
Samsung Electronics Co., Ltd. GDR	12,125	6,905,188
Samsung Engineering Co., Ltd. (b)	5,791	54,943
Samsung Fire & Marine Insurance Co., Ltd.	1,189	306,711
Samsung Heavy Industries Co., Ltd. (b)	6,270	60,584
Samsung Life Insurance Co., Ltd.	3,505	360,124
Samsung SDI Co., Ltd.	1,337	115,742
Samsung SDS Co., Ltd.	1,640	250,962
Shinhan Financial Group Co., Ltd.	18,088	640,577
Shinsegae Food Co., Ltd.	2,500	284,190
SK Holdings Co., Ltd.	1,106	215,668
SK Hynix, Inc.	22,246	547,591
SK Innovation Co., Ltd.	5,198	781,791

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SK Telecom Co., Ltd. ADR	25,584	$516,029
Woori Bank	7,788	64,423
Youlchon Chemical Co., Ltd.	9,881	111,027

		32,166,364

SPAIN — 2.4%
Abengoa SA Class A (a)	15,288	12,195
Abertis Infraestructuras SA	20,117	331,257
Acciona SA	1,148	88,932
Acerinox SA	5,899	68,432
ACS Actividades de Construccion y Servicios SA	8,204	244,847
Aena SA (b) (f)	3,201	413,832
Amadeus IT Holding SA Class A (b)	19,505	837,733
Atresmedia Corp. de Medios de Comunicacion SA	9,960	109,300
Banco Bilbao Vizcaya Argentaria SA	280,403	1,866,714
Banco de Sabadell SA (a)	199,731	360,069
Banco Popular Espanol SA (a)	81,460	212,297
Banco Santander SA	628,088	2,772,769
Bankia SA	130,282	123,224
Bankinter SA	35,779	253,194
CaixaBank SA (a)	103,885	307,438
Distribuidora Internacional de Alimentacion SA (a)	33,461	174,104
Ebro Foods SA (a)	4,497	98,315
Enagas SA (b)	9,886	297,581
Endesa SA	13,840	266,063
Faes Farma SA	11,687	36,891
Ferrovial SA (b)	18,680	402,001
Gamesa Corp. Tecnologica SA	9,712	192,184
Gas Natural SDG SA	15,699	317,902
Grifols SA	17,871	398,541
Grifols SA Class B, Preference Shares	11,323	175,418
Iberdrola SA	260,405	1,739,220
Indra Sistemas SA (a) (b)	21,799	254,000
Industria de Diseno Textil SA	48,905	1,647,649
Let’s GOWEX SA (a) (b) (e)	4,019	0
Mediaset Espana Comunicacion SA	8,728	100,504
NH Hotel Group SA (b)	37,071	170,667
Pharma Mar SA (a) (b)	46,038	135,616
Red Electrica Corp. SA	4,718	410,219
Repsol SA	58,026	655,946
Sacyr SA (a)	21,917	42,383
Telefonica SA	195,196	2,191,436

		17,708,873

SWEDEN — 2.8%
AddLife AB (b)	2,139	28,496
AddTech AB Class B	8,557	118,221
Alfa Laval AB	36,313	595,310
Assa Abloy AB Class B	43,224	854,168
Atlas Copco AB Class A	28,442	716,778
Atlas Copco AB Class B	17,422	411,335
Bilia AB Class A	6,552	147,096
BillerudKorsnas AB	7,737	126,648
Boliden AB	32,798	525,548
Electrolux AB Series B	21,051	554,664
Elekta AB Class B (a)	11,383	85,162
Getinge AB Class B (a)	3,870	89,318

Hennes & Mauritz AB Class B	44,453	1,484,380
Hexagon AB Class B	8,792	342,713
Hexpol AB	13,644	151,895
Husqvarna AB Class B	17,928	131,253
ICA Gruppen AB (a)	3,370	111,659
Industrivarden AB Class A	8,453	158,493
Industrivarden AB Class C	7,132	121,760
Investment AB Kinnevik Class B	14,070	399,709
Investor AB Class A	5,841	204,122
Investor AB Class B	16,195	574,148
JM AB	3,610	93,782
Karo Pharma AB (a) (b)	40,956	142,975
KNOW IT AB	16,693	135,905
Lagercrantz Group AB Class B	22,208	212,308
Lundin Petroleum AB (a) (b)	9,935	168,510
Meda AB Class A	9,582	178,598
NetEnt AB (b)	10,323	583,723
Nibe Industrier AB Class B	3,589	123,209
Nordea Bank AB	139,023	1,337,634
Opus Group AB (a)	64,210	35,960
Orexo AB (a) (b)	4,809	35,741
Qliro Group AB (a) (b)	50,180	55,091
SAA b AB Class B	4,352	149,456
Sandvik AB	67,102	695,297
Securitas AB Class B	13,954	231,514
Skandinaviska Enskilda Banken AB Class A (a)	75,743	724,570
Skanska AB Class B	17,437	398,569
SKF AB Class A	11,443	207,921
Svenska Cellulosa AB SCA Class B	21,485	672,375
Svenska Handelsbanken AB Class A	64,896	826,940
Swedbank AB Class A	44,902	968,749
Swedish Match AB	6,898	234,508
Swedish Orphan Biovitrum AB (b)	9,610	134,903
Tele2 AB Class B	34,016	315,961
Telefonaktiebolaget LM Ericsson Class B	164,648	1,651,212
TeliaSonera AB	110,484	574,723
Tethys Oil AB	13,453	89,613
Trelleborg AB Class B	10,561	209,222
Volvo AB Class A	98,078	1,081,596

		20,203,441

SWITZERLAND — 7.6%
ABB, Ltd. (b)	87,314	1,708,625
Actelion, Ltd. (b)	4,680	702,257
Adecco SA	13,061	854,458
Aryzta AG (b)	1,644	68,376
Baloise Holding AG	2,179	278,049
Chocoladefabriken Lindt & Spruengli AG (b) (c)	42	261,390
Chocoladefabriken Lindt & Spruengli AG (c)	5	375,868
Cie Financiere Richemont SA	22,752	1,509,831
Clariant AG (b)	12,443	226,083
Coca-Cola HBC AG (b)	7,584	161,327
Comet Holding AG (a) (b)	229	154,715
Credit Suisse Group AG (b)	72,506	1,030,446
Galenica AG (a)	164	247,631
Geberit AG	1,674	628,067

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Givaudan SA	403	$793,670
Glencore PLC	496,671	1,122,910
Julius Baer Group, Ltd. (b)	14,359	619,252
Kuehne + Nagel International AG	5,260	750,840
LafargeHolcim, Ltd. (b) (c)	25,348	1,197,191
LafargeHolcim, Ltd. (b) (c)	438	20,604
Leonteq AG (a) (b)	1,998	190,067
Logitech International SA	7,327	117,061
Lonza Group AG (b)	2,307	391,948
Meyer Burger Technology AG (a) (b)	5,436	19,584
Nestle SA	138,978	10,427,160
Novartis AG	119,552	8,701,273
Partners Group Holding AG	477	192,513
PSP Swiss Property AG (b)	1,704	164,590
Roche Holding AG	31,818	7,864,377
Schindler Holding AG	1,945	360,099
SGS SA	487	1,033,346
Sika AG	94	373,585
Sonova Holding AG	2,460	315,447
STMicroelectronics NV (a)	35,608	197,692
Sulzer AG	3,664	365,386
Swatch Group AG (a) (c)	2,563	891,490
Swatch Group AG (c)	2,542	171,873
Swiss Life Holding AG (b)	1,399	373,544
Swiss Prime Site AG (b)	3,036	268,838
Swiss Re AG	15,238	1,414,565
Swisscom AG	1,107	603,986
Syngenta AG	5,062	2,114,342
Temenos Group AG (a) (b)	4,207	231,074
U-Blox AG (b)	796	153,606
UBS Group AG	171,592	2,775,503
Wolseley PLC	15,665	886,878
Zurich Insurance Group AG (b)	7,403	1,726,194

		55,037,611

UNITED KINGDOM — 14.8%
3i Group PLC	90,253	592,045
Aberdeen Asset Management PLC (a)	48,730	194,290
Admiral Group PLC	10,691	304,711
Afren PLC (a) (b) (e)	55,933	—
Aggreko PLC	9,446	146,221
Amec Foster Wheeler PLC	39,661	256,521
Anglo American PLC	67,590	536,349
ARM Holdings PLC	56,297	820,485
Ashtead Group PLC	19,068	236,792
Associated British Foods PLC	15,533	747,684
AstraZeneca PLC	59,019	3,310,413
Auto Trader Group PLC (f)	32,230	180,664
Aviva PLC	221,315	1,450,836
Avon Rubber PLC	19,971	230,926
Babcock International Group PLC	22,512	307,225
BAE Systems PLC	135,975	994,774
Balfour Beatty PLC (b)	116,758	427,260
Barclays PLC	729,691	1,573,177
Barratt Developments PLC	69,990	563,844
BBA Aviation PLC	51,112	147,220
Bellway PLC	4,419	166,598
Berkeley Group Holdings PLC	4,625	213,917
Big Yellow Group PLC REIT	12,117	134,885
Booker Group PLC	72,363	179,205

BP PLC	799,866	4,025,490
British American Tobacco PLC	84,629	4,974,964
British Land Co. PLC REIT	75,147	756,601
Britvic PLC	9,386	95,850
BT Group PLC	410,306	2,597,773
BTG PLC (b)	16,428	146,748
Bunzl PLC	14,442	419,924
Burberry Group PLC	23,863	468,172
Cable & Wireless Communications PLC	196,606	217,729
Cairn Energy PLC (b)	19,024	54,686
Capita PLC	40,529	606,989
Capital & Counties Properties PLC	32,395	153,559
Centamin PLC	98,909	125,671
Centrica PLC	271,344	888,036
CNH Industrial NV	43,256	294,522
Cobham PLC	36,205	112,973
Compass Group PLC	75,602	1,334,379
Concentric AB	7,204	81,756
Croda International PLC	3,270	142,832
CYBG PLC (b)	28,441	86,200
Daily Mail & General Trust PLC Class A	9,875	98,786
Darty PLC	38,841	73,132
DCC PLC	3,705	327,500
Derwent London PLC	4,893	221,671
Diageo PLC	118,094	3,193,592
Dialog Semiconductor PLC (b)	3,395	134,537
Direct Line Insurance Group PLC	62,237	331,156
Dixons Carphone PLC	44,142	270,467
Drax Group PLC (a)	16,700	65,312
DS Smith PLC	23,982	140,635
easyJet PLC	10,912	238,237
Fiat Chrysler Automobiles NV	46,404	375,446
Firstgroup PLC (b)	150,401	209,038
Foxtons Group PLC	15,834	37,039
G4S PLC	157,606	431,761
GKN PLC	74,575	309,555
GlaxoSmithKline PLC	226,222	4,591,102
Grafton Group PLC	9,432	97,879
Great Portland Estates PLC REIT	14,987	156,817
Greene King PLC	13,274	166,271
Halma PLC	16,474	215,826
Hammerson PLC	32,254	268,185
Hansteen Holdings PLC (a)	57,543	88,000
Hargreaves Lansdown PLC	8,543	165,028
Hays PLC	59,953	104,266
Henderson Group PLC	46,946	174,289
Hiscox, Ltd.	12,560	174,929
HomeServe PLC	17,401	107,695
Howden Joinery Group PLC	25,823	177,449
HSBC Holdings PLC	838,604	5,229,907
ICAP PLC	69,392	473,552
IG Group Holdings PLC	15,613	179,525
IMI PLC	10,037	137,409
Imperial Brands PLC	41,541	2,306,477
Inchcape PLC	18,032	187,512
Indivior PLC	34,952	81,936
Informa PLC	27,075	270,069
Inmarsat PLC	13,324	188,537

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

InterContinental Hotels Group PLC	11,287	$465,757
International Consolidated Airlines Group SA	29,413	233,994
International Personal Finance PLC	14,564	61,145
Intertek Group PLC	7,283	331,517
Intu Properties PLC	35,105	157,929
IP Group PLC (b)	30,401	76,729
ITV PLC	157,913	547,448
J Sainsbury PLC (a)	106,295	422,125
John Wood Group PLC	15,373	135,888
Johnson Matthey PLC	8,549	337,168
Keller Group PLC	4,362	53,886
Kingfisher PLC	168,902	914,488
Land Securities Group PLC REIT	56,754	898,113
Legal & General Group PLC	254,708	861,048
Lloyds Banking Group PLC	2,544,808	2,487,935
London Stock Exchange Group PLC	10,393	421,248
Man Group PLC	118,861	260,529
Marks & Spencer Group PLC	108,304	632,313
Meggitt PLC	27,250	159,251
National Grid PLC	180,654	2,563,304
Next PLC	9,226	716,069
Ocado Group PLC (a) (b)	17,220	71,801
Old Mutual PLC	325,039	902,122
Ophir Energy PLC (b)	25,545	28,271
Pearson PLC	51,434	646,853
Pennon Group PLC	17,931	209,013
Persimmon PLC	22,901	686,290
Petrofac, Ltd.	10,305	136,413
Provident Financial PLC	2,857	121,754
Prudential PLC	109,993	2,056,789
Randgold Resources, Ltd.	7,400	677,514
Reckitt Benckiser Group PLC	28,568	2,763,391
RELX NV	45,627	797,852
RELX PLC	52,740	980,893
Rentokil Initial PLC	79,522	202,077
Rexam PLC	31,773	289,531
Rightmove PLC	4,426	267,882
Rio Tinto PLC	59,738	1,679,020
Rio Tinto, Ltd.	25,971	852,869
Rolls-Royce Holdings PLC (b)	93,991	921,336
Royal Bank of Scotland Group PLC (b)	75,792	242,600
Royal Mail PLC	19,731	136,323
RSA Insurance Group PLC	63,718	435,655
SABMiller PLC	48,056	2,939,657
Sage Group PLC	48,310	436,752
Schroders PLC	4,927	189,999
Seadrill, Ltd. (a) (b)	8,480	27,487
Segro PLC	32,342	190,729
Serco Group PLC (a) (b)	78,039	114,970
Severn Trent PLC	10,241	319,852
Shaftesbury PLC	11,940	156,340
Sky PLC	57,546	846,959
Smith & Nephew PLC	41,249	680,617
Smiths Group PLC	42,459	656,643
Spirax-Sarco Engineering PLC	3,110	162,708
Sports Direct International PLC (b)	6,762	36,748
SSE PLC	59,249	1,270,566

St James’s Place PLC	22,560	297,828
Standard Chartered PLC	125,341	851,311
Standard Life PLC	145,883	746,662
TalkTalk Telecom Group PLC (a)	18,747	63,887
Tate & Lyle PLC	39,263	326,181
Taylor Wimpey PLC	106,182	290,427
Telecom Plus PLC (a)	2,707	35,815
Tesco PLC (b)	409,425	1,128,679
Thomas Cook Group PLC (b)	46,216	61,677
Travis Perkins PLC	6,897	181,112
Trinity Mirror PLC	20,360	38,481
Tullow Oil PLC (a) (b)	53,272	150,762
UBM PLC	18,971	163,875
Unilever NV	86,256	3,871,272
Unilever PLC	63,221	2,864,599
United Utilities Group PLC	30,627	406,306
Victrex PLC	4,099	97,092
Vodafone Group PLC	1,239,892	3,941,998
Weir Group PLC	4,780	76,123
Whitbread PLC	8,142	463,419
William Hill PLC	62,034	291,558
Wm Morrison Supermarkets PLC (a)	170,017	485,554
Workspace Group PLC	10,168	114,431
WPP PLC	57,841	1,352,604
Xaar PLC	7,657	53,651

		107,530,884

UNITED STATES — 0.5%
Argonaut Gold, Inc. (b)	15,182	22,301
ARRIS International PLC (b)	61	1,398
Carnival PLC	13,813	744,900
Fleetmatics Group PLC (a) (b)	2,320	94,447
Flextronics International, Ltd. (b)	59,460	717,088
ICON PLC (a) (b)	2,641	198,339
Mobileye NV (b)	5,952	221,950
QIAGEN NV (b)	10,444	233,031
REC Silicon ASA (b)	130,856	22,149
Stratasys, Ltd. (a) (b)	2,023	52,436
Tahoe Resources, Inc.	6,212	62,531
Thomson Reuters Corp. (a)	18,393	748,262
Valeant Pharmaceuticals International, Inc. (b)	14,608	384,555

		3,503,387

TOTAL COMMON STOCKS (Cost $781,323,667)		722,646,126

RIGHTS — 0.0% (d)
SWEDEN — 0.0% (d)
Karo Pharma AB (expiring 4/12/16) (a) (b) (Cost $0)	40,956	10,483

WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Peugeot SA (expiring 4/29/17) (b) (Cost $15,679)	13,373	46,175

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 6.3%
UNITED STATES — 6.3%
State Street Navigator Securities Lending Prime Portfolio (g) (h)	45,149,190	$45,149,190
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (h) (i)	277,817	277,817

TOTAL SHORT-TERM INVESTMENTS (Cost $45,427,007)		45,427,007

TOTAL INVESTMENTS — 105.6% (Cost $826,766,353)		768,129,791
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(40,498,755)

NET ASSETS — 100.0%		$727,631,036

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.1% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Investment of cash collateral for securities loaned.
(h)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$43,249,901	$—	$—		$43,249,901
Austria	1,404,435	—	—		1,404,435
Belgium	9,360,086	—	—		9,360,086
Canada	54,903,603	—	—		54,903,603
Chile	100,674	—	—		100,674
China	638,788	—	—		638,788
Colombia	9,727	—	—		9,727
Denmark	11,493,727	—	—		11,493,727
Finland	7,334,305	—	—		7,334,305
France	56,697,669	—	—		56,697,669
Germany	51,976,589	—	—		51,976,589
Hong Kong	21,779,595	—	—		21,779,595
Ireland	6,966,016	—	0	(a)	6,966,016
Israel	5,278,112	—	—		5,278,112
Italy	14,085,842	—	—		14,085,842
Japan	159,153,326	248,252	—		159,401,578
Jordan	172,174	—	—		172,174
Luxembourg	903,899	—	—		903,899
Macau	106,049	—	—		106,049
Mexico	117,682	—	—		117,682
Netherlands	23,714,127	—	—		23,714,127
New Zealand	1,956,493	—	—		1,956,493

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Norway	$4,750,757	$—	$—		$4,750,757
Portugal	1,270,548	—	—		1,270,548
Singapore	8,020,428	—	—		8,020,428
South Africa	802,762	—	—		802,762
South Korea	32,166,364	—	0	(a)	32,166,364
Spain	17,708,873	—	0	(a)	17,708,873
Sweden	20,203,441	—	—		20,203,441
Switzerland	55,037,611	—	—		55,037,611
United Kingdom	107,530,884	—	0	(a)	107,530,884
United States	3,503,387	—	—		3,503,387
Rights
Sweden	10,483	—	—		10,483
Warrants
France	46,175	—	—		46,175
Short-Term Investments	45,427,007	—	—		45,427,007

TOTAL INVESTMENTS	$767,881,539	$248,252	$0		$768,129,791

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 7.4%
360 Capital Industrial Fund	34,582	$68,368
Abacus Property Group	131,772	302,069
Aconex, Ltd. (a)	107,099	518,207
Acrux, Ltd.	51,964	24,184
AET&D Holdings NO. 1 Pty, Ltd. (b) (c)	110,316	—
Ainsworth Game Technology, Ltd.	60,572	108,566
ALE Property Group	71,133	224,348
ALS, Ltd. (b)	145,667	447,097
APN News & Media, Ltd. (a)	254,755	127,381
ARB Corp., Ltd. (b)	15,130	175,047
Ardent Leisure Group	233,676	411,639
Arrium, Ltd. (a)	1,727,582	29,237
Asaleo Care, Ltd.	176,600	247,246
Aspen Group	203,308	165,778
Astro Japan Property Group	30,425	147,682
Atlas Iron, Ltd. (a) (b)	4,034	74
Ausdrill, Ltd. (a)	539	201
Austal, Ltd.	141,157	169,936
Austbrokers Holdings, Ltd.	24,910	157,128
Australian Agricultural Co., Ltd. (a) (b)	171,063	171,067
Australian Pharmaceutical Industries, Ltd.	67,122	100,944
Automotive Holdings Group, Ltd.	61,763	194,321
Aveo Group	169,731	437,394
AWE, Ltd. (a)	267,647	138,974
BC Iron, Ltd. (a) (b)	231	29
Beach Energy, Ltd.	1,128,696	568,703
Beadell Resources, Ltd.	3,691	795
Bega Cheese, Ltd.	51,873	235,429
Billabong International, Ltd. (a)	58,306	82,527
Blackmores, Ltd. (b)	3,483	474,637
BlueScope Steel, Ltd.	189,312	901,439
Bradken, Ltd. (a)	83,281	38,759
Breville Group, Ltd.	23,783	143,067
Brickworks, Ltd.	15,462	188,403
Broadspectrum, Ltd. (a)	296,754	270,509
Brookside Energy, Ltd. (a)	74,347	515
BT Investment Management, Ltd.	69,022	515,023
Burson Group, Ltd.	90,749	321,818
Buru Energy, Ltd. (a)	791	128
BWP Trust	150,803	396,738
Cabcharge Australia, Ltd. (b)	55,052	137,210
Cardno, Ltd. (b)	47,862	41,236
carsales.com, Ltd. (b)	81,151	734,122
Cash Converters International, Ltd.	27,836	11,456
Central Petroleum, Ltd. (a)	1,428	104
Charter Hall Group	115,747	413,138
Charter Hall Retail REIT	215,781	761,892
Civmec, Ltd. (b)	382,000	110,634
Cleanaway Waste Management, Ltd.	667,939	395,635
Collins Foods, Ltd.	30,959	100,262
Cooper Energy, Ltd. (a)	1,183	218
Corporate Travel Management, Ltd. (b)	45,169	465,947
Cover-More Group, Ltd. (b)	131,177	156,407

Credit Corp. Group, Ltd.	8,378	66,768
Cromwell Property Group	431,891	345,521
CSG, Ltd. (b)	78,767	75,133
CSR, Ltd.	301,649	765,743
CuDeco, Ltd. (a) (b) (c)	26,238	16,727
Data#3, Ltd.	511	440
Decmil Group, Ltd.	30,673	18,168
Domino’s Pizza Enterprises, Ltd.	294	13,000
Downer EDI, Ltd.	211,787	625,602
DuluxGroup, Ltd.	78,128	377,428
Emeco Holdings, Ltd. (a)	2,305	51
Energy World Corp., Ltd. (a) (b)	505,883	93,396
ERM Power, Ltd.	37,689	41,459
Event Hospitality &Entertainment, Ltd.	47,433	554,615
Evolution Mining, Ltd.	357,793	418,353
Fairfax Media, Ltd.	949,451	628,114
Fleetwood Corp., Ltd. (a)	2,263	2,193
FlexiGroup, Ltd. (b)	100,411	191,558
Folkestone Education Trust	113,903	205,030
G8 Education, Ltd. (b)	150,899	437,618
GDI Property Group	196,434	129,952
Greencross, Ltd. (b)	46,423	267,474
Greenland Minerals & Energy, Ltd. (a)	6,265	120
GUD Holdings, Ltd. (b)	41,187	220,514
GWA Group, Ltd.	66,879	116,269
Hills, Ltd. (b)	62,618	9,634
Horizon Oil, Ltd. (a)	3,936	224
Hotel Property Investments	75,525	160,349
Icon Energy, Ltd. (a)	1,640	40
Imdex, Ltd. (a)	728	120
Independence Group NL	231,696	504,397
Industria REIT	89,577	141,260
Infigen Energy (a)	866,481	433,251
Ingenia Communities Group	52,458	113,796
Intrepid Mines, Ltd. (a)	1,960	181
Investa Office Fund REIT	189,752	611,600
InvoCare, Ltd. (b)	204,040	1,972,958
IOOF Holdings, Ltd. (b)	100,711	687,176
IRESS, Ltd.	48,763	435,127
iSelect, Ltd. (b)	147,940	117,217
iSentia Group, Ltd.	86,046	229,682
Jacana Minerals, Ltd. (a) (b) (c)	12,051	0
Japara Healthcare, Ltd. (b)	117,537	276,671
JB Hi-Fi, Ltd. (b)	73,759	1,337,908
Karoon Gas Australia, Ltd. (a)	119,345	114,758
Kingsgate Consolidated, Ltd. (a)	101,285	23,764
Liquefied Natural Gas, Ltd. (a) (b)	214,924	87,625
Lynas Corp., Ltd. (a)	724,195	43,453
MACA, Ltd.	26,871	18,707
Macquarie Atlas Roads Group	171,802	634,361
Mantra Group, Ltd.	131,390	457,855
Mayne Pharma Group, Ltd. (a) (b)	299,687	346,954
McMillan Shakespeare, Ltd. (b)	16,867	162,057
Medusa Mining, Ltd. (a)	92,119	55,273
Melbourne IT, Ltd.	518	801
Mesoblast, Ltd. (a) (b)	104,581	206,754
Metals X, Ltd.	97,287	69,974

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Metcash, Ltd. (a) (b)	281,771	$377,149
Mincor Resources NL	644	109
Mineral Deposits, Ltd. (a)	86	22
Mineral Resources, Ltd. (b)	77,687	359,162
MMA Offshore, Ltd.	96,773	29,033
Monadelphous Group, Ltd. (b)	67,469	369,532
Mount Gibson Iron, Ltd. (a) (b)	476,320	73,282
Myer Holdings, Ltd. (b)	405,622	366,629
Navitas, Ltd. (b)	131,295	513,073
New South Resources, Ltd. (a)	147,872	183,138
NewSat, Ltd. (a) (b)	237,780	—
NEXTDC, Ltd. (a) (c)	56,567	119,664
nib holdings, Ltd.	197,152	592,987
Nine Entertainment Co. Holdings, Ltd. (b)	215,958	259,156
Northern Star Resources, Ltd. (b)	283,908	749,099
NRW Holdings, Ltd. (a)	462	76
Nufarm, Ltd.	111,528	643,447
OceanaGold Corp.	261,233	721,019
OM Holdings, Ltd. (a)	1,221	42
Orocobre, Ltd. (a)	43,304	96,937
Orora, Ltd.	467,575	899,205
OZ Minerals, Ltd.	102,146	395,236
OzForex Group, Ltd.	114,779	178,353
Pacific Brands, Ltd.	964,467	764,173
Pact Group Holdings, Ltd.	12,349	47,402
Paladin Energy, Ltd. (a) (b)	716,448	132,271
Peet, Ltd.	34,686	26,282
Perpetual, Ltd.	18,624	624,063
Perseus Mining, Ltd. (a)	254,640	78,353
Premier Investments, Ltd.	37,531	488,492
Primary Health Care, Ltd. (b)	158,743	457,924
Programmed Maintenance Services, Ltd.	239,788	272,996
Qube Holdings, Ltd. (b) (c)	299,029	542,866
RCR Tomlinson, Ltd.	45,436	48,233
Recall Holdings, Ltd.	136,010	784,692
Regis Resources, Ltd. (b)	134,826	253,064
Reject Shop, Ltd.	18,226	196,285
Resolute Mining, Ltd. (a)	328,450	136,436
Retail Food Group, Ltd. (b)	69,801	277,063
Ridley Corp., Ltd.	49,215	49,973
S2 Resources, Ltd. (a)	63,204	7,536
SAI Global, Ltd.	185,674	538,468
Sandfire Resources NL	51,534	226,359
Saracen Mineral Holdings, Ltd. (a)	246,338	183,811
Select Harvests, Ltd. (b)	29,092	92,425
Senex Energy, Ltd. (a)	543,828	127,594
Seven West Media, Ltd.	433,896	343,788
Shopping Centres Australasia Property Group	264,641	466,187
Sigma Pharmaceuticals, Ltd.	1,227,544	1,000,945
Silver Chef, Ltd. (d)	9,451	66,159
Silver Chef, Ltd. (d)	1,050	347
Silver Lake Resources, Ltd. (a)	1,288	307
Sino Gas & Energy Holdings, Ltd. (a)	592,651	35,560
Sirtex Medical, Ltd.	30,209	672,051
Slater & Gordon, Ltd. (b)	142,145	28,430

Southern Cross Media Group, Ltd.	452,363	386,258
Spotless Group Holdings, Ltd. (b)	279,015	270,437
St. Barbara, Ltd. (a)	249,382	383,674
Starpharma Holdings, Ltd. (a)	125,874	65,843
Steadfast Group, Ltd. (b)	221,872	305,508
Strandline Resources, Ltd. (a)	47,314	255
STW Communications Group, Ltd.	588,420	452,642
Sundance Energy Australia, Ltd. (a)	175,051	22,892
Sundance Resources, Ltd. (a)	11,139	30
Sunland Group, Ltd.	26,171	30,802
Super Retail Group, Ltd. (b)	48,803	321,357
Syrah Resources, Ltd. (a)	46,013	143,706
Tap Oil, Ltd. (a)	686	33
Tassal Group, Ltd.	38,409	112,866
Technology One, Ltd.	117,053	429,505
Ten Network Holdings, Ltd. (a) (b)	54,300	41,561
TFS Corp., Ltd. (b)	135,984	176,261
Tiger Resources, Ltd. (a)	2,312	85
Tox Free Solutions, Ltd.	29,085	68,240
UGL, Ltd. (a)	71,934	172,093
Village Roadshow, Ltd.	7,003	27,905
Virgin Australia Holdings, Ltd. (a)	474,832	133,322
Virtus Health, Ltd. (b)	15,325	73,798
Vocus Communications, Ltd. (b)	249,495	1,598,727
Webjet, Ltd.	53,636	261,172
Western Areas, Ltd. (b)	104,916	174,326
Whitehaven Coal, Ltd. (a) (b)	192,048	96,765
WorleyParsons, Ltd. (b)	88,659	366,921

		48,712,710

AUSTRIA — 0.4%
CA Immobilien Anlagen AG (a)	20,865	410,743
Conwert Immobilien Invest SE (a)	23,927	384,178
DO & Co. AG	3,977	477,263
Flughafen Wien AG	557	60,934
Lenzing AG	2,682	212,625
POLYTEC Holding AG	3,159	27,251
Porr AG	7,244	206,125
RHI AG (b)	11,916	233,149
Schoeller-Bleckmann Oilfield Equipment AG (b)	4,469	272,508
Semperit AG Holding	4,786	185,432
Zumtobel Group AG	20,974	351,941

		2,822,149

BELGIUM — 1.3%
Ablynx NV (a) (b)	29,957	431,840
Aedifica SA	5,579	393,532
AGFA-Gevaert NV (a)	183,475	820,008
Barco NV	16,257	1,173,046
Befimmo SA	2,535	163,099
Bekaert SA	4,605	187,367
Deceuninck NV	19,970	53,251
Econocom Group SA	22,498	233,302
EVS Broadcast Equipment SA (b)	14,401	533,100
Fagron (b)	14,163	93,609
Ion Beam Applications	10,435	443,542
Kinepolis Group NV	3,141	136,462
Lotus Bakeries	164	323,313
Melexis NV	9,538	519,540

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Mobistar SA (a)	20,215	$453,349
Nyrstar NV (a)	583,821	451,734
Rezidor Hotel Group AB	46,372	219,656
Tessenderlo Chemie NV (a)	35,424	1,348,272
ThromboGenics NV (a) (b)	15,095	59,586
Warehouses De Pauw CVA	3,484	331,710

		8,369,318

CANADA — 9.2%
Advantage Oil & Gas, Ltd. (a)	123,643	681,568
Aecon Group, Inc.	10,597	132,150
Africa Oil Corp. (a)	140,957	238,661
AG Growth International, Inc. (b)	5,909	158,706
AGF Management, Ltd. Class B (b)	10,587	42,071
AGT Food & Ingredients, Inc.	10,023	294,076
Aimia, Inc.	55,926	365,360
Alamos Gold, Inc. Class A	131,562	699,792
Alaris Royalty Corp. (b)	12,643	273,690
Algonquin Power & Utilities Corp.	76,528	643,132
Altius Minerals Corp. (b)	3,075	27,530
Altus Group, Ltd. (b)	8,776	140,924
Arbutus Biopharma Corp.	11,591	47,871
Artis Real Estate Investment Trust	15,798	156,704
Asanko Gold, Inc. (a) (b)	50,522	107,805
Atrium Mortgage Investment Corp.	32,334	289,980
ATS Automation Tooling Systems, Inc. (a)	31,148	255,021
AutoCanada, Inc. (b)	8,341	117,494
Avigilon Corp. (a) (b)	14,249	165,795
B2Gold Corp. (a) (b)	361,046	602,930
Badger Daylighting, Ltd. (b)	14,029	238,508
Ballard Power Systems, Inc. (a) (b)	66,231	92,681
Bankers Petroleum, Ltd. (a)	141,273	200,968
Baytex Energy Corp. (b)	87,110	345,490
Bellatrix Exploration, Ltd. (a) (b)	89,139	90,969
Birchcliff Energy, Ltd. (a) (b)	58,619	239,742
Bird Construction, Inc.	17,847	152,882
Black Diamond Group, Ltd. (b)	11,330	37,140
BlackPearl Resources, Inc. (a)	156,156	78,473
Bombardier, Inc. Class B (a)	731,852	746,874
Bonavista Energy Corp. (b)	86,905	176,034
Bonterra Energy Corp.	9,084	148,608
Boulder Energy, Ltd. (a) (b)	13,716	27,253
Boyd Group Income Fund	1,431	84,469
BRP, Inc. (a)	14,070	211,357
Calfrac Well Services, Ltd. (b)	38,199	40,164
Callidus Capital Corp. (b)	17,283	178,783
Canaccord Genuity Group, Inc.	44,682	138,525
Canacol Energy, Ltd. (a) (b)	37,724	99,454
Canadian Energy Services & Technology Corp. (b)	78,206	192,877
Canadian Solar, Inc. (a) (b)	15,867	305,916
Canadian Western Bank (b)	17,561	327,881
Canam Group, Inc.	3,483	34,549
Canexus Corp.	84,381	84,156
Canyon Services Group, Inc. (b)	23,901	68,001
Capital Power Corp. (b)	15,998	222,632
Capstone Infrastructure Corp.	20,649	77,586
Capstone Mining Corp. (a)	192,583	77,423
Cardinal Energy, Ltd. (b)	42,279	275,551

Celestica, Inc. (a)	101,541	1,119,467
Centerra Gold, Inc.	69,694	324,910
Chartwell Retirement Residences	11,762	128,218
Chinook Energy, Inc. (a)	113,720	50,114
Cogeco Communications, Inc.	5,232	280,156
Colliers International Group, Inc.	33,644	1,280,004
Colossus Minerals, Inc. (b) (c)	390	0
Computer Modelling Group, Ltd.	38,438	301,335
Continental Gold, Inc. (a) (b)	52,916	70,366
Corus Entertainment, Inc. Class B (b)	81,385	739,949
Cott Corp.	70,041	977,417
Crew Energy, Inc. (a)	64,211	191,126
Delphi Energy Corp. (a)	61,760	46,793
Denison Mines Corp. (a)	257,582	145,375
Descartes Systems Group, Inc. (a)	38,732	757,003
Detour Gold Corp. (a)	64,527	1,020,200
DHX Media, Ltd. (b)	30,016	168,245
DirectCash Payments, Inc.	2,092	19,878
DIRTT Environmental Solutions (a)	26,240	109,549
Dominion Diamond Corp.	42,605	474,322
Dorel Industries, Inc. Class B	13,731	308,920
DREAM Unlimited Corp. Class A (a) (b)	76,613	486,883
Dundee Corp. Class A (a) (b)	57,896	268,565
Dundee Precious Metals, Inc. (a) (b)	54,401	88,324
Enbridge Income Fund Holdings, Inc. (b)	16,845	385,490
Endeavour Mining Corp. (a) (b)	21,224	180,989
Endeavour Silver Corp. (a)	57,027	140,644
EnerCare, Inc. (b)	25,455	300,119
Enerflex, Ltd. (b)	38,613	304,796
Enerplus Corp.	78,376	308,426
Enghouse Systems, Ltd.	10,654	433,178
Ensign Energy Services, Inc. (b)	51,897	239,935
Entertainment One, Ltd.	132,981	289,950
Epsilon Energy, Ltd. (a)	15,967	40,737
Equitable Group, Inc. (b)	6,102	239,466
Essential Energy Services Trust (a)	36,271	18,227
Exchange Income Corp. (b)	11,832	253,664
Extendicare, Inc. (b)	42,436	308,727
Firm Capital Mortgage Investment Corp. (b)	28,791	287,365
First Majestic Silver Corp. (a) (b)	54,429	354,318
FirstService Corp.	29,628	1,221,816
Fortuna Silver Mines, Inc. (a)	70,962	277,605
Freehold Royalties, Ltd. (b)	22,534	183,624
GASFRAC Energy Services, Inc. (a) (c)	21,904	0
Gibson Energy, Inc. (b)	36,415	484,238
Gluskin Sheff + Associates, Inc.	11,891	169,340
GMP Capital, Inc. (b)	94,792	344,445
Gran Tierra Energy, Inc. (a)	141,380	354,147
Granite Oil Corp.	9,146	45,891
Granite Real Estate Investment Trust	22,878	661,692
Great Canadian Gaming Corp. (a)	26,980	388,185
Guardian Capital Group, Ltd. Class A	134,175	1,915,971
Guyana Goldfields, Inc. (a)	73,317	256,775

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Heroux-Devtek, Inc. (a)	4,479	$47,406
High Liner Foods, Inc. (b)	5,217	60,501
Home Capital Group, Inc. (b)	22,000	596,328
Horizon North Logistics, Inc.	68,960	65,577
HudBay Minerals, Inc.	81,959	301,616
IAMGOLD Corp. (a)	156,767	346,634
Imperial Metals Corp. (a) (b)	21,874	70,520
Innergex Renewable Energy, Inc. (b)	53,384	582,356
Interfor Corp. (a)	25,854	287,233
InterRent Real Estate Investment Trust	7,543	42,805
Intertain Group, Ltd. (a) (b)	38,363	307,568
Intertape Polymer Group, Inc.	17,231	247,918
Ivanhoe Mines, Ltd. Class A (a)	159,737	103,737
Jean Coutu Group PJC, Inc. Class A	8,341	141,999
Just Energy Group, Inc. (b)	73,632	439,475
Kelso Technologies, Inc.	18,691	15,896
Kelt Exploration, Ltd. (a) (b)	54,772	167,689
Kirkland Lake Gold, Inc. (a) (b)	39,351	254,643
Knight Therapeutics, Inc. (a)	20,895	127,620
KP Tissue, Inc.	6,064	61,838
Labrador Iron Ore Royalty Corp. (b)	23,625	214,615
Lake Shore Gold Corp. (a)	230,540	336,867
Laurentian Bank of Canada (b)	3,176	116,879
Lightstream Resources, Ltd. (a) (b)	65,947	17,590
Liquor Stores N.A., Ltd. (b)	15,073	92,527
Lucara Diamond Corp.	105,021	224,097
MAG Silver Corp. (a)	48,419	458,941
Major Drilling Group International, Inc.	93,078	453,355
Martinrea International, Inc. (b)	63,120	500,685
MCAN Mortgage Corp.	25,313	254,412
Medical Facilities Corp. (b)	15,230	185,687
MEG Energy Corp. (a)	62,177	314,863
Morguard Corp.	1,690	188,867
Morneau Shepell, Inc. (b)	17,986	239,591
MTY Food Group, Inc. (b)	8,990	239,928
Mullen Group, Ltd. (b)	14,800	164,654
Nevsun Resources, Ltd. (b)	100,886	327,590
New Gold, Inc. (a)	160,139	600,467
Newalta Corp.	19,678	29,514
Norbord, Inc. (b)	11,701	233,758
North American Palladium, Ltd. (a)	228	943
North West Co., Inc. (b)	26,714	597,293
Novadaq Technologies, Inc. (a) (b)	21,421	237,559
Novagold Resources, Inc. (a) (b)	108,059	549,715
NuVista Energy, Ltd. (a) (b)	95,313	361,076
Nymox Pharmaceutical Corp. (a)	42	102
OneREIT	8,555	22,554
Osisko Gold Royalties, Ltd.	32,790	351,616
Painted Pony Petroleum, Ltd. (a)	45,703	150,877
Pan American Silver Corp.	41,807	456,388
Paramount Resources, Ltd. Class A (a) (b)	25,609	134,633
Parex Resources, Inc. (a)	55,542	470,204
Parkland Fuel Corp. (b)	42,234	698,431
Pason Systems, Inc.	14,640	186,756
Pengrowth Energy Corp.	217,661	286,075
PHX Energy Services Corp.	9,181	14,622

Pizza Pizza Royalty Corp. (b)	20,748	221,845
Poseidon Concepts Corp. (a) (c)	43,064	0
Precision Drilling Corp. (b)	130,947	550,738
Premier Gold Mines, Ltd. (a) (b)	89,070	213,473
Premium Brands Holdings Corp. (b)	5,092	215,774
Pretium Resources, Inc. (a) (b)	39,295	211,749
Primero Mining Corp. (a) (b)	51,948	94,783
ProMetic Life Sciences, Inc. (a) (d)	3,753	8,857
ProMetic Life Sciences, Inc. (a) (b) (d)	221,803	528,164
Pulse Seismic, Inc. (b)	18,694	32,952
Pure Technologies, Ltd. (b)	30,887	116,532
Quebecor, Inc. Class B	16,975	447,522
Raging River Exploration, Inc. (a) (b)	78,976	554,410
Redknee Solutions, Inc. (a) (b)	29,957	60,217
Reitmans Canada, Ltd. Class A	25,127	78,677
Richelieu Hardware, Ltd.	23,637	412,087
RMP Energy, Inc. (a)	50,858	56,227
Rogers Sugar, Inc. (b)	8,906	35,460
RONA, Inc.	53,021	970,279
Rubicon Minerals Corp. (a)	175,870	8,158
Russel Metals, Inc. (b)	15,617	238,822
Sandstorm Gold, Ltd. (a) (b)	35,929	118,055
Sandvine Corp.	34,533	74,221
Savanna Energy Services Corp. (b)	102,723	107,214
Seabridge Gold, Inc. (a) (b)	22,086	242,640
Sears Canada, Inc. (a)	4,722	13,325
Secure Energy Services, Inc.	56,565	360,788
SEMAFO, Inc. (a)	129,163	462,349
ShawCor, Ltd.	18,263	398,596
Sherritt International Corp.	148,353	92,903
Sierra Wireless, Inc. (a) (b)	15,701	229,303
Silver Standard Resources, Inc. (a) (b)	43,052	240,648
Silvercorp Metals, Inc.	96,404	137,885
SilverCrest Metals, Inc. (a)	3,931	1,520
Sirius XM Canada Holdings, Inc. (b)	39,526	141,486
Solium Capital, Inc. (a) (b)	29,511	154,691
Southern Pacific Resource Corp. (a) (c)	281,142	0
Spartan Energy Corp. (a) (b)	116,103	236,972
Stuart Olson, Inc.	5,055	26,771
SunOpta, Inc. (a)	31,210	139,197
Sunshine Oilsands, Ltd. (a) (b)	1,625,500	72,300
Superior Plus Corp. (b)	55,407	395,810
Surge Energy, Inc. (b)	103,743	165,225
Taseko Mines, Ltd. (a)	24,564	13,674
Tembec, Inc. (a)	19,779	13,763
Teranga Gold Corp. (a)	77,228	43,586
Timmins Gold Corp. (a)	44,131	10,065
TORC Oil & Gas, Ltd. (b)	30,576	182,494
Torex Gold Resources, Inc. (a)	357,564	503,125
Toromont Industries, Ltd.	24,394	647,074
Torstar Corp. Class B (b)	19,002	22,624
Total Energy Services, Inc.	10,369	96,199
TransAlta Corp.	102,424	478,287
Transcontinental, Inc. Class A	37,764	600,861
TransForce, Inc. (b)	7,469	128,944

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TransGlobe Energy Corp. (b)	48,072	$80,650
Trevali Mining Corp. (a)	48,565	13,892
Tricon Capital Group, Inc. (b)	34,778	242,797
Trinidad Drilling, Ltd.	91,579	114,699
Twin Butte Energy, Ltd.	85,273	6,263
Uni-Select, Inc. (b)	28,034	1,212,650
Wajax Corp.	5,115	69,086
Western Energy Services Corp.	16,497	32,013
Western Forest Products, Inc.	173,543	309,934
Westport Innovations, Inc. (a) (b)	22,299	58,271
Westshore Terminals Investment Corp.	7,095	95,280
Whistler Blackcomb Holdings, Inc.	18,215	376,848
Wi-LAN, Inc.	81,958	187,557
Winpak, Ltd.	10,756	415,954
Yamana Gold, Inc.	343,100	1,045,123
Yellow Pages, Ltd. (a) (b)	11,122	177,993

		60,214,506

CHINA — 0.2%
APT Satellite Holdings, Ltd.	131,000	103,698
Beijing Properties Holdings, Ltd. (a)	1,198,000	81,859
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	90,628
Bloomage BioTechnology Corp., Ltd.	62,500	136,820
China Everbright Water, Ltd. (a)	148,000	54,404
China Gold International Resources Corp., Ltd. (a) (b)	116,204	194,953
China Merchants Land, Ltd. (b)	212,000	30,065
China New Town Development Co., Ltd. (a)	421,000	16,570
China Traditional Chinese Medicine Co., Ltd. (a)	6,176	3,034
Chong Hing Bank, Ltd.	57,000	116,108
Daphne International Holdings, Ltd. (a)	538,000	71,442
Greenland Hong Kong Holdings, Ltd. (a)	177,000	55,223
HC International, Inc. (a) (b)	168,000	96,383
HengTen Networks Group, Ltd. (a)	4,856,000	234,769
Inspur International, Ltd. (b)	296,000	49,991
ISDN Holdings, Ltd.	1,722	281
Nam Tai Property, Inc. (b)	5,056	31,044
Sino Grandness Food Industry Group, Ltd. (a) (b)	168,000	86,707

		1,453,979

COLOMBIA — 0.0% (e)
Pacific Exploration and Production Corp. (a) (b)	72,329	46,413

DENMARK — 1.3%
ALK-Abello A/S (b)	2,151	316,500
Amagerbanken A/S (a) (c)	308,573	0
Ambu A/S Class B (b)	17,203	610,451
Bang & Olufsen A/S (a)	31,581	342,959
Bavarian Nordic A/S (a)	15,600	584,587
D/S Norden A/S (a) (b)	14,090	205,705
FLSmidth & Co. A/S (b)	20,061	842,274
Forward Pharma A/S ADR (a)	2,434	41,378

IC Group A/S	24,471	793,498
Matas A/S	12,905	261,537
NKT Holding A/S	10,693	617,902
OW Bunker A/S (c)	9,828	0
PER Aarsleff A/S Class B	4,610	126,921
Rockwool International A/S Class B	1,923	305,894
Royal Unibrew A/S	14,674	709,241
Santa Fe Group A/S (a)	34,277	327,673
Schouw & Co.	2,951	184,608
SimCorp A/S	36,262	1,676,118
Solar A/S Class B	1,359	69,219
Spar Nord Bank A/S	30,632	292,829
Torm A/S (a)	10,375	133,299
United International Enterprises	462	69,604

		8,512,197

FAEROE ISLANDS — 0.1%
Bakkafrost P/F	19,613	759,978

FINLAND — 1.2%
BasWare Oyj (a)	4,130	180,253
Caverion Corp. (b)	30,250	293,352
Cramo Oyj	14,546	300,190
Fiskars Oyj Abp (b)	21,657	425,964
Kemira Oyj (b)	14,359	160,519
Konecranes Oyj (b)	17,991	430,125
Lassila & Tikanoja Oyj	67,746	1,234,428
Metsa Board Oyj	85,654	573,929
Olvi Oyj Class A	5,604	160,290
Oriola-KD Oyj Class B	32,398	159,860
Outokumpu Oyj (a) (b)	102,979	402,275
Outotec Oyj (b)	53,317	201,593
PKC Group Oyj (b)	13,067	231,696
Poyry Oyj (a) (b)	82,658	320,256
Raisio Oyj Class V	32,411	159,924
Ramirent Oyj	31,571	206,866
Sanoma Oyj (b)	14,054	68,866
Sponda Oyj	47,283	199,361
Stockmann Oyj Abp Class B (a) (b)	9,817	75,959
Talvivaara Mining Co. PLC (a) (b) (c)	572,382	0
Tieto Oyj	27,175	709,770
Tikkurila Oyj	9,174	166,850
Uponor Oyj (b)	14,033	204,049
Valmet Oyj	47,826	527,561
YIT Oyj (b)	44,576	252,662

		7,646,598

FRANCE — 2.1%
AB Science SA (a) (b)	4,204	52,554
Albioma SA (a)	10,580	163,968
Alten SA	13,692	841,611
Altran Technologies SA	50,851	705,798
ANF Immobilier	3,150	84,930
Assystem	2,143	58,121
Beneteau SA	11,982	163,644
Bourbon SA (b)	7,182	107,541
Cellectis SA (a) (b)	13,493	368,254
CGG SA (a) (b)	327,576	250,104
Coface SA (a)	31,950	264,035
DBV Technologies SA (a) (b)	6,260	409,396

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Elis SA	25,194	$489,790
Etablissements Maurel et Prom (a) (b)	57,859	204,393
Faiveley Transport SA	2,137	224,819
Flamel Technologies SA ADR (a)	19,417	214,364
Fonciere de Paris SIIC	2,035	335,789
GameLoft SE (a)	40,931	348,889
Gaztransport Et Technigaz SA	6,189	202,835
Genfit (a) (b)	8,374	292,576
GL Events	26,370	528,879
Groupe Fnac SA (a)	3,977	250,211
Haulotte Group SA	2,929	46,728
Innate Pharma SA (a)	24,319	337,264
Interparfums SA	1,709	44,637
IPSOS	13,658	319,529
Jacquet Metal Service	32,779	472,520
LISI	7,091	186,661
Marie Brizard Wine & Spirits SA (a)	13,165	288,342
Mersen	29,537	397,512
Naturex (a)	3,249	270,756
Neopost SA	10,633	223,798
Nexans SA (a)	11,375	512,274
Nicox (a)	2,600	21,626
Parrot SA (a) (b)	2,865	58,767
Pierre & Vacances SA (a)	982	35,585
Rallye SA (b)	9,270	161,201
Saft Groupe SA	18,796	569,531
Sequana SA (a)	24,187	83,789
SOITEC (a) (b)	116,790	77,191
Solocal Group (a) (b)	19,776	101,456
Tarkett SA	6,408	201,177
Trigano SA	2,985	196,338
UBISOFT Entertainment (a)	59,685	1,877,188
Vallourec SA (b)	40,425	264,651
Valneva SE (a) (b)	11,819	45,658
Vetoquinol SA	2,309	95,750
Virbac SA	1,726	300,438

		13,752,868

GERMANY — 3.2%
ADO Properties SA (a) (f)	4,683	160,843
ADVA Optical Networking SE (a)	11,259	134,204
Air Berlin PLC (a) (b)	93,898	84,531
AIXTRON SE (a) (b)	44,300	214,700
alstria office REIT-AG (a)	44,525	643,364
Amadeus Fire AG	2,930	222,036
AURELIUS SE & Co. KGaA	9,345	569,727
BayWa AG (b)	2,145	72,658
Bechtle AG	5,484	567,311
Bertrandt AG (b)	782	89,870
Bilfinger SE (b)	15,747	665,292
Biotest AG Preference Shares (b)	9,940	166,792
Borussia Dortmund GmbH & Co. KGaA (b)	36,858	168,846
BRAAS Monier Building Group SA	8,042	216,735
CANCOM SE	8,190	409,295
Cewe Stiftung & Co. KGaA	2,961	195,029
CompuGroup Medical SE (b)	7,810	330,631
Deutsche Pfandbriefbank AG (a) (f)	18,841	193,232
Deutz AG	33,170	157,243

DIC Asset AG	71,256	666,650
Draegerwerk AG & Co. KGaA	2,127	126,281
Draegerwerk AG & Co. KGaA Preference Shares	1,394	94,835
Elmos Semiconductor AG	9,418	128,787
ElringKlinger AG	7,786	213,695
Evotec AG (a)	46,236	166,916
GFK SE	4,107	154,725
Grammer AG	6,951	277,552
Hamborner REIT AG	32,983	357,591
Hamburger Hafen und Logistik AG	6,496	95,789
Hawesko Holding AG	2,531	113,349
Heidelberger Druckmaschinen AG (a) (b)	107,520	243,701
Hornbach Holding AG & Co. KGaA	2,371	153,467
Indus Holding AG	41,687	2,058,843
Isra Vision AG	487	33,719
Jenoptik AG	79,044	1,265,549
Kloeckner & Co. SE	53,480	523,685
Koenig & Bauer AG (a)	8,076	297,211
Kontron AG (a) (b)	62,579	226,415
LPKF Laser & Electronics AG (b)	12,121	91,784
MLP AG	61,157	198,133
MorphoSys AG (a) (b)	9,759	471,581
Nemetschek SE	9,908	479,289
Norma Group SE	11,628	652,332
PATRIZIA Immobilien AG (a)	50,393	1,415,823
Pfeiffer Vacuum Technology AG	2,005	225,213
QSC AG (b)	18,834	24,252
RIB Software AG (b)	15,483	161,087
SAF-Holland SA	14,750	182,287
Salzgitter AG	8,429	239,027
Schaltbau Holding AG	2,296	122,082
SGL Carbon SE (a) (b)	16,490	169,741
Sixt SE (b)	10,083	543,596
SLM Solutions Group AG (a)	2,144	54,239
SMA Solar Technology AG (a) (b)	3,316	173,558
STRATEC Biomedical AG	2,780	135,002
Suss MicroTec AG (a)	3,913	39,869
TAG Immobilien AG (b)	49,463	670,187
Takkt AG	15,263	293,593
TLG Immobilien AG	20,361	444,326
Vossloh AG (a) (b)	3,222	211,853
Wacker Neuson SE	9,035	143,936
Wincor Nixdorf AG (a)	12,673	704,024
XING AG	1,549	284,456
Zeal Network SE	4,157	196,590
zooplus AG (a)	2,469	339,033

		21,127,992

GREECE — 0.0% (e)
Fourlis Holdings SA (a)	138	448
TT Hellenic Postbank SA (a) (c)	129,076	0

		448

HONG KONG — 3.6%
Allied Properties HK, Ltd.	2,482,391	480,057
Cafe de Coral Holdings, Ltd.	175,191	509,319
Century Sunshine Group Holdings, Ltd.	757,698	41,516

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Cord Blood Corp. (a) (b)	18,904	$114,747
China Goldjoy Group, Ltd. (a) (b)	2,080,000	273,524
China Household Holdings, Ltd. (a)	670,000	6,824
China Innovationpay Group, Ltd. (a)	2,256,000	97,435
China Innovative Finance Group, Ltd. (a) (b)	7,050,000	863,464
China LNG Group, Ltd. (b)	7,470,000	274,471
China LotSynergy Holdings, Ltd. (b)	4,360,000	177,063
China Ocean Resources Co., Ltd. (a) (b)	27,289	58,463
China Oceanwide Holdings, Ltd. (a)	727,000	85,292
China Regenerative Medicine International, Ltd. (a)	5,583,056	219,535
China Resources and Transportation Group, Ltd. (a) (b)	289,999	4,225
China Ruifeng Renewable Energy Holdings, Ltd. (a) (c)	356,000	34,423
China Sandi Holdings, Ltd. (a)	309	11
China Smarter Energy Group Holdings, Ltd. (a) (b)	1,278,000	118,630
China Strategic Holdings, Ltd. (a)	8,438,071	277,405
China Water Industry Group, Ltd. (a)	456,000	75,250
Chow Sang Sang Holdings International, Ltd.	235,939	355,891
CK Life Sciences Int’l Holdings, Inc. (b)	2,492,000	202,404
CST Mining Group, Ltd. (a)	13,532,000	179,693
Culturecom Holdings, Ltd. (a)	375,000	68,652
Dah Sing Financial Holdings, Ltd.	93,600	575,606
Digital Domain Holdings, Ltd. (a)	2,660,531	178,362
Emperor Entertainment Hotel, Ltd.	100,000	19,983
Emperor Watch & Jewellery, Ltd.	2,530,000	61,973
Enerchina Holdings, Ltd. (a)	2,175,000	103,751
Esprit Holdings, Ltd. (a) (b)	882,314	823,556
EverChina International Holdings Co., Ltd. (a)	1,010,000	32,293
Extrawell Pharmaceutical Holdings, Ltd. (a)	1,300,000	46,928
Fairwood Holdings, Ltd.	145,500	496,158
FDG Electric Vehicles, Ltd. (a) (b)	6,907,493	382,931
Fortune Real Estate Investment Trust	430,000	460,682
G-Resources Group, Ltd.	12,476,400	247,709
Giordano International, Ltd.	1,280,000	585,827
Global Brands Group Holding, Ltd. (a)	2,518,000	305,151
Global Sources, Ltd. (a)	7,381	59,786
Goldin Properties Holdings, Ltd. (a) (b)	3,596	1,729
Haier Healthwise Holdings, Ltd. (a) (b)	2,656,000	128,408
Hanison Construction Holdings, Ltd. (b)	4,000	686
Hao Tian Development Group, Ltd. (a)	981,600	34,802
Heng Tai Consumables Group, Ltd. (a)	324,000	16,500
HKBN, Ltd.	506,413	625,463
HKC Holdings, Ltd. (a)	1,289,000	22,933
HKR International, Ltd.	2,497,259	1,062,451

Honbridge Holdings, Ltd. (a)	1,268,000	106,259
Hong Kong Television Network, Ltd. (a)	114,000	26,896
Hopewell Highway Infrastructure, Ltd. (b)	541,000	265,738
Huarong International Financial Holdings, Ltd. (a)	335,000	95,016
Hybrid Kinetic Group, Ltd. (a)	8,043,000	234,346
Imagi International Holdings, Ltd. (a)	5,376,000	73,468
International Housewares Retail Co., Ltd.	65,000	8,296
iOne Holdings, Ltd. (a)	1,320,000	39,992
K Wah International Holdings, Ltd. (b)	1,434,247	632,385
Kingston Financial Group, Ltd. (a)	4,755	2,262
Kingwell Group, Ltd. (a)	563,111	18,876
Kong Sun Holdings, Ltd. (a)	3,825,000	192,321
KuangChi Science, Ltd. (a) (b)	610,000	255,590
L & A International Holdings, Ltd. (a)	328,000	135,318
L’sea Resources International Holdings, Ltd. (a)	1,530,000	45,763
Landing International Development, Ltd. (a)	5,133,500	95,965
Le Saunda Holdings, Ltd.	110,000	22,832
Lee’s Pharmaceutical Holdings, Ltd.	202,000	141,671
Loudong General Nice Resources China Holdings, Ltd. (a)	1,059,000	60,756
Louis XIII Holdings, Ltd. (a)	81,000	22,243
Luk Fook Holdings International, Ltd. (b)	176,000	399,353
Man Wah Holdings, Ltd.	280,400	354,994
Mason Financial Holdings, Ltd. (a) (b)	3,540,000	148,326
Mei Ah Entertainment Group, Ltd. (a)	1,840,000	142,331
Midland Holdings, Ltd. (a) (b)	721,790	225,194
New Focus Auto Tech Holdings, Ltd. (a)	672,000	33,788
Pacific Basin Shipping, Ltd. (b)	1,467,000	215,609
Pacific Textiles Holdings, Ltd.	2,009	2,901
PAX Global Technology, Ltd. (b)	353,000	353,157
Peace Map Holding, Ltd. (a)	1,560,000	44,850
Peace Mark Holdings, Ltd. (a) (c)	504,228	0
PetroAsian Energy Holdings, Ltd. (a)	2,220,000	55,811
Phoenix Satellite Television Holdings, Ltd.	972,000	223,058
Pico Far East Holdings, Ltd. (b)	202,000	53,908
Playmates Toys, Ltd.	272,000	56,458
Prosperity REIT	552,000	205,669
Road King Infrastructure, Ltd.	1,113,482	900,082
Shun Tak Holdings, Ltd.	1,192,749	395,197
Sincere Watch Hong Kong, Ltd. (a)	1,047,095	67,497
Sino Oil And Gas Holdings, Ltd. (a)	6,360,000	155,791
Sinolink Worldwide Holdings, Ltd. (a) (b)	660,000	74,028
Skyway Securities Group, Ltd. (a)	1,570,000	39,672
SmarTone Telecommunications Holdings, Ltd.	218,630	363,606

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SMI Holdings Group, Ltd. (b)	2,850,831	$275,654
Sparkle Roll Group, Ltd. (a)	7,023	507
Spring Real Estate Investment Trust (b)	239,000	100,449
Summit Ascent Holdings, Ltd. (a) (b)	536,000	123,694
Sun Hung Kai & Co., Ltd. (b)	323,000	194,469
SUNeVision Holdings, Ltd.	127,000	39,951
Sunlight Real Estate Investment Trust	148,000	76,132
Superb Summit International Group, Ltd. (a) (b) (c)	2,435,000	0
TCC International Holdings, Ltd.	174,000	31,630
Television Broadcasts, Ltd.	164,538	591,837
Texhong Textile Group, Ltd.	206,500	209,254
Texwinca Holdings, Ltd.	702,850	685,946
Tongda Group Holdings, Ltd.	1,060,000	211,821
Town Health International Medical Group, Ltd. (b)	1,768,000	332,787
Trinity, Ltd.	582,000	60,777
Truly International Holdings, Ltd.	702,000	203,634
TSC Group Holdings, Ltd. (a)	190,000	28,170
United Photovoltaics Group, Ltd. (a) (b)	2,038,000	168,157
Value Partners Group, Ltd. (b)	388,000	407,681
Varitronix International, Ltd.	106,000	85,002
Vitasoy International Holdings, Ltd.	548,000	1,023,012
Viva China Holdings, Ltd. (a)	1,696,000	166,177
VST Holdings, Ltd.	122,000	28,154
Yanchang Petroleum International, Ltd. (a)	4,100,000	84,045
Yuexiu Real Estate Investment Trust	1,028,000	571,218
Yuxing InfoTech Investment Holdings, Ltd. (b)	328,000	111,637
Zhongyu Gas Holdings, Ltd. (a)	700	162

		23,591,192

INDIA — 0.1%
Ascendas India Trust	563,000	365,829

IRELAND — 0.8%
Amarin Corp. PLC ADR (a) (b)	61,728	94,444
C&C Group PLC	144,855	655,326
Cairn Homes PLC (a) (d)	174,750	230,500
Cairn Homes PLC (a) (d)	37,446	1,600
Dalata Hotel Group PLC (a)	74,652	378,816
FBD Holdings PLC (a)	9,609	70,299
Fly Leasing, Ltd. ADR	9,265	117,758
Fyffes PLC	141,648	224,367
Green REIT PLC	294,082	472,856
Greencore Group PLC	164,872	888,639
Hibernia REIT PLC	209,390	310,671
IFG Group PLC	14,186	34,271
Irish Continental Group PLC	43,165	268,078
Irish Residential Properties REIT PLC	132,624	167,001
Kenmare Resources PLC (a)	1,169,358	16,757
Origin Enterprises PLC	24,490	187,539
Paddy Power Betfair PLC	38	5,301
Total Produce PLC	128,350	232,555
Trinity Biotech PLC ADR (a) (b)	11,666	136,026

UDG Healthcare PLC	107,571	902,933

		5,395,737

ISRAEL — 1.4%
Africa Israel Investments, Ltd. (a)	31,483	13,650
Africa Israel Properties, Ltd.	2,381	34,003
Airport City, Ltd. (a)	33,334	325,935
Allot Communications, Ltd. (a)	9,969	51,867
Alony Hetz Properties & Investments, Ltd.	31,141	245,185
Caesarstone Sdot-Yam, Ltd. (a) (b)	11,343	389,632
Cellcom Israel, Ltd. (a)	30,716	218,799
Compugen, Ltd. (a)	27,973	157,815
CyberArk Software, Ltd. (a)	6,058	258,253
Delta-Galil Industries, Ltd.	5,192	140,727
Electra, Ltd.	301	41,065
Evogene, Ltd. (a)	19,512	130,063
Gazit-Globe, Ltd.	19,658	179,299
Harel Insurance Investments & Financial Services, Ltd.	39,404	150,405
IDI Insurance Co., Ltd.	6,409	327,312
Israel Discount Bank, Ltd. Class A (a)	417,741	706,698
Ituran Location and Control, Ltd.	12,212	240,375
Jerusalem Oil Exploration (a)	5,152	209,944
Matrix IT, Ltd.	11,001	70,375
Mazor Robotics, Ltd. (a)	14,132	85,705
Melisron, Ltd.	8,061	290,106
Mellanox Technologies, Ltd. (a) (b)	14,304	777,136
Migdal Insurance & Financial Holding, Ltd.	233,694	162,240
Norstar Holdings, Inc.	6,409	90,829
Nova Measuring Instruments, Ltd. (a)	24,612	255,973
Oil Refineries, Ltd. (a)	477,641	182,951
Orbotech, Ltd. (a)	23,469	558,093
Partner Communications Co., Ltd. (a)	51,778	243,086
Paz Oil Co., Ltd.	3,017	479,012
Radware, Ltd. (a) (b)	25,047	296,306
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,322	167,730
Reit 1, Ltd.	111,595	315,535
Sarine Technologies, Ltd.	102,500	127,116
Shikun & Binui, Ltd.	69,925	124,059
Shufersal, Ltd.	55,124	185,042
SodaStream International, Ltd. (a) (b)	10,535	148,333
Strauss Group, Ltd.	17,872	267,783
Syneron Medical, Ltd. (a) (b)	10,039	73,385
Tower Semiconductor, Ltd. (a)	21,183	260,991

		8,982,813

ITALY — 1.5%
Amplifon SpA	178,478	1,549,791
Astaldi SpA (b)	88,904	411,726
Banca Carige SpA (a) (b)	115,228	74,846
Banca Popolare dell’Etruria e del Lazio SC (a) (b) (c)	46,016	0
Beni Stabili SpA SIIQ (b)	338,467	254,369

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Brunello Cucinelli SpA	4,042	$76,645
Cairo Communication SpA	3,833	20,538
Cerved Information Solutions SpA	53,432	440,224
CIR-Compagnie Industriali Riunite SpA (a)	46,374	54,959
Credito Valtellinese SC (a)	376,932	246,982
Danieli & C Officine Meccaniche SpA	4,539	71,121
Ei Towers SpA	16,534	922,848
Esprinet SpA	41,249	373,222
Gruppo Editoriale L’Espresso SpA (a)	25,284	27,775
GVC Holdings PLC	80,503	584,320
Immobiliare Grande Distribuzione SIIQ SpA	30,807	28,085
IMMSI SpA (a)	430,357	183,415
Industria Macchine Automatiche SpA (b)	6,521	383,069
Interpump Group SpA	95,967	1,405,266
Iren SpA	176,193	316,230
Italmobiliare SpA	12,917	402,286
Maire Tecnimont SpA (a) (b)	15,759	47,589
MARR SpA	4,722	95,243
OVS SpA (a) (f)	17,557	103,037
Piaggio & C SpA (b)	16,827	35,762
Reply SpA	445	66,024
Rizzoli Corriere Della Sera Mediagroup SpA (a) (b)	80,282	43,117
Safilo Group SpA (a) (b)	6,264	55,927
Salini Impregilo SpA	84,403	357,218
Societa Cattolica di Assicurazioni S.c.r.l.	13,434	91,852
Yoox Net-A-Porter Group SpA (a)	26,219	805,806

		9,529,292

JAPAN — 32.6%
3-D Matrix, Ltd. (a)	8,300	65,576
A/S One Corp.	3,800	144,028
Access Co., Ltd. (a)	6,600	40,400
Accordia Golf Co., Ltd. (b)	35,700	335,735
Achilles Corp. (b)	31,000	39,717
Adastria Co., Ltd.	32,200	978,362
ADEKA Corp.	39,000	570,105
Aderans Co., Ltd. (b)	16,700	99,996
Advanced Media, Inc. (a) (b)	3,900	35,185
Advantest Corp. (b)	35,537	329,143
Adways, Inc. (b)	8,100	59,023
AEON REIT Investment Corp.	347	445,192
Ahresty Corp.	8,100	52,753
Ai Holdings Corp.	19,200	557,747
Aica Kogyo Co., Ltd.	24,500	515,308
Aichi Steel Corp.	32,000	125,557
Aiful Corp. (a) (b)	92,020	325,850
Ain Holdings, Inc.	14,000	718,715
Alpine Electronics, Inc.	20,300	227,753
Amano Corp.	29,200	461,661
Amiyaki Tei Co., Ltd.	1,700	68,215
AnGes MG, Inc. (a) (b)	45,600	192,713
Anritsu Corp. (b)	60,100	330,992
AOKI Holdings, Inc. (b)	9,800	118,582

Arcs Co., Ltd.	23,800	533,830
Argo Graphics, Inc.	8,200	126,507
Ariake Japan Co., Ltd.	3,900	229,014
Arisawa Manufacturing Co., Ltd. (b)	11,700	59,856
Artnature, Inc.	13,700	123,598
Asahi Diamond Industrial Co., Ltd.	28,000	251,363
Asahi Holdings, Inc.	46,773	630,881
Asatsu-DK, Inc.	3,400	87,666
Asia Pile Holdings Corp.	6,600	23,958
ASKA Pharmaceutical Co., Ltd.	11,400	141,188
ASKUL Corp.	6,600	268,944
Asukanet Co., Ltd. (b)	5,200	64,957
Ateam, Inc. (b)	6,400	105,741
Atom Corp. (b)	13,000	76,338
Autobacs Seven Co., Ltd. (b)	40,100	677,877
Avex Group Holdings, Inc. (b)	18,300	238,855
Awa Bank, Ltd. (b)	118,000	572,178
Axial Retailing, Inc.	3,800	125,264
Azbil Corp.	23,200	594,681
Bank of Iwate, Ltd. (b)	1,800	65,341
Bank of Nagoya, Ltd. (b)	180,600	594,528
Bank of Okinawa, Ltd.	43,000	1,413,630
Bank of the Ryukyus, Ltd.	83,020	933,647
Best Denki Co., Ltd. (b)	235,269	247,002
Bic Camera, Inc.	58,300	530,118
Broadleaf Co., Ltd.	13,200	159,605
Broccoli Co., Ltd. (b)	18,000	55,732
Bunka Shutter Co., Ltd.	38,200	314,382
C Uyemura & Co., Ltd. (b)	1,400	59,540
Calsonic Kansei Corp.	56,000	417,029
Can Do Co., Ltd. (b)	21,600	297,109
Capcom Co., Ltd. (b)	23,000	561,724
Central Glass Co., Ltd.	306,345	1,665,348
Chiome Bioscience, Inc. (a) (b)	6,600	48,798
Chiyoda Co., Ltd.	17,900	516,002
Chiyoda Corp. (b)	27,878	204,630
Chiyoda Integre Co., Ltd.	5,600	124,611
Chudenko Corp. (b)	4,600	92,045
Chugoku Marine Paints, Ltd.	33,000	217,857
CKD Corp.	4,000	33,062
Clarion Co., Ltd.	59,000	183,727
Cocokara fine, Inc.	12,700	552,542
Colowide Co., Ltd. (b)	27,600	417,947
Comforia Residential REIT, Inc.	112	218,828
COOKPAD, Inc. (b)	161	2,583
Cosmo Energy Holdings Co., Ltd.	32,900	349,212
Create Restaurants Holdings, Inc.	13,600	127,657
CROOZ, Inc. (a) (b)	2,300	52,816
CYBERDYNE, Inc. (a) (b)	16,600	317,541
D.Western Therapeutics Institute, Inc. (a)	9,300	46,502
Daibiru Corp.	5,600	47,333
Daido Metal Co., Ltd.	25,900	200,480
Daido Steel Co., Ltd. (b)	139,000	482,317
Daifuku Co., Ltd.	44,200	746,006
Daihen Corp.	48,000	218,657
Daiichi Chou Kisen Kaisha (a) (b) (c)	328,834	0
Daiichikosho Co., Ltd.	175	7,629

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Daikyo, Inc.	107,000	$170,408
Daio Paper Corp. (b)	45,600	385,021
Daiseki Co., Ltd. (b)	5,700	93,415
Daishi Bank, Ltd. (b)	167,000	575,017
Daishinku Corp. (a)	9,000	19,698
Daito Bank, Ltd. (b)	41,000	63,837
Daito Pharmaceutical Co., Ltd.	2,900	77,793
Daiwa House REIT Investment Corp. (b)	118	518,110
Daiwa House Residential Investment Corp.	243	507,642
DCM Holdings Co., Ltd. (b)	71,293	515,692
Denka Co., Ltd.	153,000	630,268
Densan System Co., Ltd.	14,600	211,605
Denyo Co., Ltd.	3,800	39,185
Descente, Ltd.	10,500	154,891
Digital Garage, Inc.	15,900	290,145
Dip Corp.	8,500	200,409
DMG Mori Co., Ltd. (b)	45,500	418,991
Doutor Nichires Holdings Co., Ltd.	73,172	1,183,564
DTS Corp.	50,862	974,295
Dunlop Sports Co., Ltd. (b)	2,600	23,179
Duskin Co., Ltd. (b)	6,400	115,137
Dynam Japan Holdings Co., Ltd.	100,400	144,713
Eagle Industry Co., Ltd.	12,300	162,293
Earth Chemical Co., Ltd. (b)	10,600	429,112
Ebara Corp. (b)	63,000	263,446
EDION Corp. (b)	100,800	765,899
Ehime Bank, Ltd. (b)	609,200	1,262,900
Eidai Co., Ltd.	14,000	50,572
Eighteenth Bank, Ltd.	469,730	1,044,820
Eizo Corp. (b)	5,900	148,661
Elecom Co., Ltd.	8,600	151,807
en-japan, Inc.	11,600	196,197
Enplas Corp. (b)	5,300	196,637
EPS Holdings, Inc.	2,900	35,503
euglena Co., Ltd. (a) (b)	32,100	465,813
Exedy Corp. (b)	7,000	154,954
F@N Communications, Inc. (b)	13,100	98,487
Fancl Corp. (b)	7,900	107,892
FCC Co., Ltd. (b)	51,228	866,904
Feed One Co., Ltd. (b)	46,600	50,168
Ferrotec Corp.	10,400	111,407
Fields Corp.	3,500	58,512
Financial Products Group Co., Ltd. (b)	11,200	135,223
Foster Electric Co., Ltd.	4,400	92,937
FP Corp. (b)	11,100	475,524
Frontier Real Estate Investment Corp.	104	500,592
Fudo Tetra Corp. (b)	80,200	89,908
Fuji Kyuko Co., Ltd.	27,000	371,627
Fuji Machine Manufacturing Co., Ltd.	38,000	388,469
Fuji Oil Holdings, Inc.	40,100	723,901
Fuji Pharma Co., Ltd.	3,500	59,042
Fuji Seal International, Inc. (b)	8,900	315,948
Fujibo Holdings, Inc.	72,000	143,494
Fujicco Co., Ltd.	10,000	209,262

Fujikura, Ltd.	118,000	556,430
Fujimori Kogyo Co., Ltd.	7,500	176,565
Fujitec Co., Ltd. (b)	35,000	356,866
Fujitsu General, Ltd.	29,000	448,178
Fujiya Co., Ltd. (a)	68,000	116,162
Fukuda Corp.	20,000	200,543
Fukuda Denshi Co., Ltd.	4,900	257,218
Fukuoka Corp. REIT	1,182	2,140,104
Fukuyama Transporting Co., Ltd. (b)	97,000	473,802
Furukawa Co., Ltd. (b)	153,387	226,542
Furukawa Electric Co., Ltd.	336,000	726,438
Fuso Pharmaceutical Industries, Ltd.	22,000	50,892
Futaba Corp. (b)	11,500	163,094
Fuyo General Lease Co., Ltd. (b)	9,600	410,410
Genki Sushi Co., Ltd.	5,000	99,204
Global One Real Estate Investment Corp.	52	207,732
GLOBERIDE, Inc. (b)	6,800	87,545
Glory, Ltd.	12,800	435,607
GMO internet, Inc. (b)	29,600	395,825
GMO Payment Gateway, Inc. (b)	6,200	420,339
GNI Group, Ltd. (a) (b)	46,000	105,183
Gree, Inc. (b)	45,200	248,531
Gulliver International Co., Ltd. (b)	29,000	361,484
Gurunavi, Inc. (b)	11,600	275,873
Hankyu REIT, Inc.	85	103,910
Hanwa Co., Ltd. (b)	88,000	371,903
Happinet Corp.	3,700	33,644
Harmonic Drive Systems, Inc. (b)	14,800	379,102
Hazama Ando Corp. (b)	89,600	436,859
Hearts United Group Co., Ltd. (b)	1,300	28,152
Heiwa Real Estate Co., Ltd.	14,200	176,876
Heiwa Real Estate REIT, Inc.	176	142,497
Heiwado Co., Ltd.	17,900	372,031
HI-LEX Corp.	6,800	186,948
Hibiya Engineering, Ltd.	7,500	105,165
Hiramatsu, Inc.	14,700	97,045
Hirano Tecseed Co., Ltd.	28	189
Hitachi Kokusai Electric, Inc. (b)	20,172	242,829
Hitachi Maxell, Ltd. (b)	11,100	169,174
Hitachi Transport System, Ltd.	9,600	160,747
Hitachi Zosen Corp.	148,800	706,964
Hogy Medical Co., Ltd.	2,300	123,600
Hokkaido Gas Co., Ltd.	12,000	29,788
Hokkoku Bank, Ltd.	138,000	363,433
Hokuetsu Bank, Ltd.	898,000	1,454,122
Hokuetsu Kishu Paper Co., Ltd. (b)	20,600	122,982
Hokuriku Electric Industry Co., Ltd. (b)	33,000	39,050
Hokuto Corp.	5,000	99,026
Horiba, Ltd. (b)	17,213	643,219
Hoshino Resorts REIT, Inc.	27	330,068
Hosiden Corp. (b)	101,300	606,565
House Foods Group, Inc. (b)	30,600	572,823
Hulic, Inc. REIT	221	359,829
Hyakujushi Bank, Ltd.	144,000	404,858
IBJ Leasing Co., Ltd. (b)	11,600	206,208
Ichigo Office REIT Investment	390	301,535
Ichigo, Inc. (b)	15,700	64,954

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Iino Kaiun Kaisha, Ltd. (b)	107,880	$429,044
Imasen Electric Industrial	9,500	82,833
Imperial Hotel, Ltd.	10,900	236,436
Inaba Denki Sangyo Co., Ltd.	3,000	94,622
Inabata & Co., Ltd.	3,400	33,760
Industrial & Infrastructure Fund Investment Corp.	137	637,493
Infomart Corp.	20,900	188,183
Intage Holdings, Inc.	4,000	51,426
Internet Initiative Japan, Inc. (b)	14,800	304,572
Invesco Office J-REIT, Inc.	116	109,090
Invincible Investment Corp. REIT	1,148	862,060
Iriso Electronics Co., Ltd. (b)	3,300	163,833
Iseki & Co., Ltd. (b)	56,000	110,112
Ishihara Sangyo Kaisha, Ltd. (a)	84,000	57,547
IT Holdings Corp.	37,408	886,649
Itfor, Inc. (a)	35,600	154,886
Itoham Foods, Inc. (a) (b)	60,000	393,434
Itoki Corp. (b)	27,200	192,635
Iwasaki Electric Co., Ltd.	27,000	43,721
Iwatani Corp. (b)	118,000	686,614
J Trust Co., Ltd. (b)	38,000	307,327
Jaccs Co., Ltd. (b)	75,000	311,624
Japan Asset Marketing Co., Ltd. (a) (b)	52,900	55,538
Japan Aviation Electronics Industry, Ltd.	21,000	246,257
Japan Cash Machine Co., Ltd. (b)	3,200	25,852
Japan Communications, Inc. (a) (b)	56,300	95,173
Japan Digital Laboratory Co., Ltd.	4,000	57,298
Japan Display, Inc. (a) (b)	106,039	207,559
Japan Excellent, Inc.	651	880,395
Japan Hotel REIT Investment Corp.	1,263	1,113,602
Japan Logistics Fund, Inc.	840	1,757,053
Japan Petroleum Exploration Co., Ltd.	3,900	87,511
Japan Rental Housing Investments, Inc.	48	35,489
Japan Securities Finance Co., Ltd.	24,400	98,125
Japan Steel Works, Ltd. (b)	147,000	464,300
Japan Tissue Engineering Co., Ltd. (a) (b)	2,800	34,553
JCR Pharmaceuticals Co., Ltd.	3,800	86,620
Jeol, Ltd.	41,000	207,927
Jin Co., Ltd. (b)	6,600	258,374
Joban Kosan Co., Ltd.	80,000	108,190
Juki Corp.	31,500	286,427
Juroku Bank, Ltd. (b)	83,000	248,125
Justsystems Corp.	7,700	62,685
JVC Kenwood Corp. (b)	73,500	190,298
K’s Holdings Corp.	21,200	703,554
Kadokawa Dwango (a) (b)	22,000	339,606
Kaga Electronics Co., Ltd. (b)	6,400	81,313
Kagome Co., Ltd. (b)	15,600	305,352
Kanamoto Co., Ltd.	16,200	381,812
Kandenko Co., Ltd. (b)	25,000	178,611
Kanematsu Corp.	541,498	790,121
Kasai Kogyo Co., Ltd.	8,000	82,851
Katakura Industries Co., Ltd. (b)	72,874	767,026

Kato Sangyo Co., Ltd.	13,900	344,176
KAWADA TECHNOLOGIES, Inc. (b)	1,300	41,581
Kawai Musical Instruments Manufacturing Co., Ltd. (b)	9,300	163,833
Keihin Corp.	12,100	180,970
Keiyo Bank, Ltd. (b)	133,000	481,614
Kenedix Office Investment Corp. REIT	122	701,206
Kenedix Residential Investment Corp.	106	279,347
Kenedix, Inc.	98,800	432,489
Key Coffee, Inc. (b)	6,100	101,273
Kintetsu World Express, Inc.	6,000	79,861
Kissei Pharmaceutical Co., Ltd.	7,900	182,327
Kitano Construction Corp.	15,000	36,434
Kito Corp.	14,300	107,000
Kitz Corp. (b)	171,900	744,831
Kiyo Bank, Ltd.	93,160	1,057,629
KLab, Inc. (a) (b)	14,800	84,143
Kokuyo Co., Ltd.	31,317	366,960
Komeri Co., Ltd. (b)	10,300	210,774
Komori Corp. (b)	69,936	815,127
Kotobuki Spirits Co., Ltd. (b)	21,000	472,147
Kourakuen Holdings Corp. (b)	8,000	110,183
Kumagai Gumi Co., Ltd.	157,000	399,502
Kurabo Industries, Ltd.	494,600	858,108
Kureha Corp. (b)	35,000	111,482
Kuroda Electric Co., Ltd. (b)	6,500	97,447
Kusuri No Aoki Co., Ltd. (b)	3,600	196,984
KYB Corp. (b)	221,832	657,236
Kyoei Steel, Ltd. (b)	4,000	60,216
Kyokuto Kaihatsu Kogyo Co., Ltd.	15,100	152,888
Kyokuyo Co., Ltd. (b)	22,000	50,500
KYORIN Holdings, Inc.	29,600	564,637
Kyoritsu Maintenance Co., Ltd. (b)	2,800	241,897
Kyosan Electric Manufacturing Co., Ltd. (b)	12,000	37,582
Kyoto Kimono Yuzen Co., Ltd.	17,300	132,526
Kyowa Exeo Corp.	63,880	710,441
Kyudenko Corp. (b)	18,000	429,040
Kyushu Financial Group, Inc.	1,000	5,774
LAC Co., Ltd. (b)	6,900	70,231
Lasertec Corp.	4,900	69,144
Leopalace21 Corp.	123,200	745,371
Life Corp.	12,900	323,433
Lintec Corp.	12,000	215,027
Lion Corp.	1,400	15,807
Maeda Corp. (b)	74,000	552,391
Maeda Road Construction Co., Ltd.	16,000	264,211
Makino Milling Machine Co., Ltd. (b)	111,000	680,448
Mandom Corp.	8,800	392,259
Mani, Inc. (b)	11,300	173,831
Marudai Food Co., Ltd.	451,656	1,756,072
Maruha Nichiro Corp. (b)	33,520	625,993
Marusan Securities Co., Ltd. (b)	56,938	536,984
Maruwa Co., Ltd.	1,900	46,403
Marvelous, Inc. (b)	18,500	166,244

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Matsuya Co., Ltd. (b)	27,000	$248,632
MCUBS MidCity Investment Corp.	71	213,515
Medinet Co., Ltd. (a) (b)	13,200	18,673
Megmilk Snow Brand Co., Ltd.	15,300	385,103
Meidensha Corp.	119,000	543,147
Meitec Corp.	11,800	413,123
Melco Holdings, Inc.	4,000	81,783
Michinoku Bank, Ltd. (b)	606,200	938,465
Micronics Japan Co., Ltd. (b)	16,100	160,864
Minato Bank, Ltd.	605,800	813,878
Mirait Holdings Corp.	40,460	322,542
Mitani Corp. (b)	4,400	125,272
Mitsuba Corp.	17,400	269,217
Mitsubishi Kakoki Kaisha, Ltd.	16,000	33,169
Mitsubishi Nichiyu Forklift Co., Ltd.	10,900	44,611
Mitsubishi Pencil Co., Ltd.	13,500	580,141
Mitsubishi Shokuhin Co., Ltd.	1,200	30,557
Mitsui Engineering & Shipbuilding Co., Ltd. (b)	286,000	427,492
Mitsui Mining & Smelting Co., Ltd. (b)	244,000	390,765
Mitsui Sugar Co., Ltd.	11,000	49,130
Mitsui-Soko Holdings Co., Ltd. (b)	228,000	608,568
Mitsumi Electric Co., Ltd. (b)	54,300	252,670
Miura Co., Ltd. (b)	46,900	876,702
Miyaji Engineering Group, Inc. (b)	26,000	33,542
Miyazaki Bank, Ltd. (b)	553,800	1,350,071
Miyoshi Oil & Fat Co., Ltd.	30,000	33,631
Mizuno Corp. (b)	39,000	180,088
Mochida Pharmaceutical Co., Ltd. (b)	3,100	230,580
Modec, Inc. (b)	9,000	132,043
Monex Group, Inc. (b)	88,800	229,911
Monogatari Corp.	1,400	70,626
Morinaga & Co., Ltd. (b)	98,000	499,613
Morinaga Milk Industry Co., Ltd. (b)	97,000	520,406
Morita Holdings Corp.	20,100	235,345
MOS Food Services, Inc.	4,700	122,983
Musashi Seimitsu Industry Co., Ltd.	6,100	121,246
Musashino Bank, Ltd.	32,180	811,694
Mutoh Holdings Co., Ltd. (b)	20,000	41,461
Nachi-Fujikoshi Corp. (b)	84,000	292,967
Nagase & Co., Ltd. (b)	56,800	625,131
Nakanishi, Inc.	24,780	788,189
Namura Shipbuilding Co., Ltd. (b)	17,400	130,506
NanoCarrier Co., Ltd. (a) (b)	10,800	133,469
Nanto Bank, Ltd.	120,000	326,705
NEC Networks & System Integration Corp.	3,700	57,609
NET One Systems Co., Ltd. (b)	113,700	615,059
Neturen Co., Ltd. (b)	128,083	870,638
Next Co., Ltd. (b)	14,200	174,476
Nichi-iko Pharmaceutical Co., Ltd.	24,900	575,118
Nichias Corp.	12,000	71,854
Nichicon Corp.	10,900	76,032
Nichiha Corp.	7,500	113,639
Nichii Gakkan Co. (b)	6,700	46,437
Nichirei Corp.	143,000	1,165,426
Nichireki Co., Ltd.	11,400	82,360
Nihon Dempa Kogyo Co., Ltd. (b)	24,500	166,320

Nihon Kohden Corp. (b)	20,100	500,376
Nihon M&A Center, Inc. (b)	14,600	850,839
Nihon Nohyaku Co., Ltd. (b)	11,100	56,391
Nihon Parkerizing Co., Ltd.	40,000	362,294
Nihon Trim Co., Ltd. (b)	1,500	69,665
Nihon Unisys, Ltd. (b)	10,800	143,270
Nikkiso Co., Ltd.	61,040	449,131
Nikkon Holdings Co., Ltd.	126,480	2,295,647
Nippon Accommodations Fund, Inc.	201	775,244
Nippon Beet Sugar Manufacturing Co., Ltd.	33,000	56,079
Nippon Carbon Co., Ltd. (b)	157,712	336,767
Nippon Chemi-Con Corp. (b)	69,000	96,997
Nippon Chemiphar Co., Ltd.	13,000	55,403
Nippon Coke & Engineering Co., Ltd.	33,800	24,359
Nippon Concrete Industries Co., Ltd. (b)	30,700	72,383
Nippon Densetsu Kogyo Co., Ltd.	22,500	452,823
Nippon Flour Mills Co., Ltd.	54,000	444,415
Nippon Gas Co., Ltd. (b)	30,000	678,233
Nippon Kayaku Co., Ltd. (b)	45,000	455,625
Nippon Koei Co., Ltd.	17,000	53,695
Nippon Light Metal Holdings Co., Ltd. (b)	227,500	374,461
Nippon Paper Industries Co., Ltd. (b)	51,900	924,914
Nippon Parking Development Co., Ltd. (b)	40,700	45,264
NIPPON REIT Investment Corp.	52	136,529
Nippon Seiki Co., Ltd. (b)	55,200	1,068,688
Nippon Sheet Glass Co., Ltd. (a) (b)	400,000	284,710
Nippon Signal Co., Ltd. (b)	30,900	255,954
Nippon Soda Co., Ltd. (b)	64,000	322,861
Nippon Steel & Sumikin Bussan Corp. (b)	36,000	120,112
Nippon Suisan Kaisha, Ltd.	116,199	565,513
Nippon Thompson Co., Ltd. (b)	134,600	481,420
Nippon Yakin Kogyo Co., Ltd. (a) (b)	74,300	86,599
Nipro Corp. (b)	46,500	442,266
Nishi-Nippon Railroad Co., Ltd. (b)	142,000	927,337
Nishimatsu Construction Co., Ltd. (b)	118,000	507,087
Nishimatsuya Chain Co., Ltd.	22,553	226,343
Nishio Rent All Co., Ltd.	7,000	166,039
Nissha Printing Co., Ltd. (b)	22,700	332,840
Nisshin Oillio Group, Ltd. (b)	24,000	98,011
Nisshin Steel Co., Ltd. (b)	50,700	592,278
Nisshinbo Holdings, Inc.	700	7,442
Nissin Electric Co., Ltd.	8,000	87,406
Nissin Kogyo Co., Ltd. (b)	12,200	164,555
Nitto Boseki Co., Ltd. (a)	128,153	413,893
Nitto Kogyo Corp.	8,500	135,673
NOF Corp.	230,600	1,637,251
Nohmi Bosai, Ltd.	15,700	238,025
Nojima Corp. (b)	9,800	107,072
Noritsu Koki Co., Ltd.	9,800	60,599
Noritz Corp. (b)	4,700	76,692
North Pacific Bank, Ltd.	142,000	360,069
NS United Kaiun Kaisha, Ltd. (b)	19,000	25,695
NSD Co., Ltd.	18,400	272,411
NuFlare Technology, Inc. (b)	1,000	44,353

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Obara Group, Inc. (b)	3,500	$125,651
Oenon Holdings, Inc.	97,000	178,647
Ogaki Kyoritsu Bank, Ltd.	19,000	57,476
Ohsho Food Service Corp. (b)	6,800	209,031
Oiles Corp.	10,900	163,216
Oita Bank, Ltd. (b)	333,800	1,042,429
Okabe Co., Ltd.	20,000	143,067
Okamoto Industries, Inc. (b)	31,300	264,558
Okamura Corp. (b)	56,200	537,524
Okasan Securities Group, Inc. (b)	88,682	463,944
Oki Electric Industry Co., Ltd. (b)	507,000	717,229
Okinawa Electric Power Co., Inc.	3,000	80,875
OKUMA Corp. (b)	68,000	476,142
Okumura Corp.	84,000	444,682
OncoTherapy Science, Inc. (a) (b)	20,100	57,048
Onward Holdings Co., Ltd.	17,000	116,313
Open House Co., Ltd.	6,600	131,419
Orient Corp. (a)	1,600	3,189
OSAKA Titanium Technologies Co., Ltd. (b)	8,500	115,632
Osaki Electric Co., Ltd. (b)	9,000	64,540
OSG Corp. (b)	45,040	841,933
Otsuka Kagu, Ltd. (b)	7,200	95,641
Pacific Industrial Co., Ltd. (b)	28,600	288,303
Pacific Metals Co., Ltd. (a) (b)	74,000	216,611
Pal Co., Ltd. (b)	5,700	142,963
Paramount Bed Holdings Co., Ltd. (b)	5,600	205,027
Pasona Group, Inc. (b)	11,500	84,514
Penta-Ocean Construction Co., Ltd.	112,100	469,764
PeptiDream, Inc. (a) (b)	13,700	834,957
Pilot Corp.	161	6,145
Piolax, Inc.	5,300	263,597
Pioneer Corp. (a) (b)	160,900	426,604
Poletowin Pitcrew Holdings, Inc.	2,800	23,691
Premier Investment Corp.	1,676	2,074,217
Qol Co., Ltd.	8,600	129,388
Raito Kogyo Co., Ltd.	13,800	127,693
Relia, Inc.	21,900	202,837
Relo Holdings, Inc.	5,900	792,126
Rengo Co., Ltd.	205,000	1,035,989
ReproCELL, Inc. (a) (b)	20,300	90,668
Riso Kagaku Corp. (b)	9,200	142,099
Rock Field Co., Ltd. (b)	5,300	161,506
Rohto Pharmaceutical Co., Ltd.	45,000	820,766
Roland DG Corp.	4,400	86,047
Round One Corp. (b)	21,400	120,904
Ryobi, Ltd.	37,000	146,163
Ryosan Co., Ltd.	3,500	87,566
Sagami Chain Co., Ltd. (b)	21,000	230,749
Saibu Gas Co., Ltd. (b)	114,000	263,713
Saizeriya Co., Ltd.	8,400	173,164
Sakai Chemical Industry Co., Ltd.	260,765	716,904
San-A Co., Ltd.	10,200	482,797
San-Ai Oil Co., Ltd.	17,000	123,573
San-In Godo Bank, Ltd.	11,000	68,117
Sanden Holdings Corp. (b)	56,000	160,434
Sangetsu Co., Ltd.	15,600	283,283
Sanix, Inc. (a) (b)	10,700	19,992
Sanken Electric Co., Ltd. (b)	68,000	204,493

Sankyo Tateyama, Inc.	4,400	57,116
Sankyu, Inc. (b)	129,000	589,937
Sanwa Holdings Corp.	84,500	629,267
Sanyo Electric Railway Co., Ltd. (b)	39,000	173,148
Sanyo Shokai, Ltd. (b)	200,000	455,536
Sanyo Special Steel Co., Ltd. (b)	217,937	996,660
Sapporo Holdings, Ltd.	224,000	1,116,064
Sato Holdings Corp.	39,640	845,033
SCREEN Holdings Co., Ltd. (b)	162,000	1,282,797
Seika Corp.	22,000	44,433
Seikagaku Corp. (b)	19,900	300,107
Seiko Holdings Corp.	59,000	234,121
Seino Holdings Co., Ltd.	700	7,555
Seiren Co., Ltd. (b)	130,380	1,467,420
Sekisui House Reit, Inc. (b)	132	152,323
Sekisui House SI Residential Investment Corp.	263	270,734
Senko Co., Ltd. (b)	42,000	256,346
Senshu Ikeda Holdings, Inc. (b)	100,860	363,435
Senshukai Co., Ltd. (b)	16,400	105,058
Septeni Holdings Co., Ltd.	6,900	170,236
Seria Co., Ltd. (b)	7,800	471,213
Shibuya Kogyo Co., Ltd.	10,900	128,110
Shiga Bank, Ltd. (b)	121,000	510,290
Shima Seiki Manufacturing, Ltd. (b)	51,245	855,337
Shimachu Co., Ltd. (b)	39,160	936,189
Shindengen Electric Manufacturing Co., Ltd. (b)	41,000	138,983
Shinkawa, Ltd. (a)	9,200	37,489
Shinkin Central Bank Class A, Preference Shares	337	669,532
Shinko Electric Industries Co., Ltd. (b)	25,800	145,304
Shinmaywa Industries, Ltd.	26,000	184,599
Shinsho Corp.	40,000	72,601
Ship Healthcare Holdings, Inc.	13,000	327,906
SHO-BOND Holdings Co., Ltd. (b)	11,300	430,304
Shochiku Co., Ltd.	247,600	2,337,325
Shoei Co., Ltd.	5,600	92,872
Showa Aircraft Industry Co., Ltd.	7,000	67,699
Showa Corp.	21,800	190,468
Showa Denko KK	523,000	539,775
SIA Reit, Inc.	48	189,831
Sinanen Holdings Co., Ltd.	14,000	54,807
Sinfonia Technology Co., Ltd. (b)	323,400	440,235
SK Kaken Co., Ltd. (b)	4,000	332,043
Skylark Co., Ltd.	198	2,618
SMK Corp. (b)	118,343	608,588
SMS Co., Ltd. (a) (b)	9,200	176,068
Sodick Co., Ltd.	23,400	175,300
Sogo Medical Co., Ltd.	2,200	74,772
Sosei Group Corp. (a) (b)	6,000	866,409
Sotetsu Holdings, Inc.	1,752	10,756
St Marc Holdings Co., Ltd. (b)	3,000	82,877
Star Micronics Co., Ltd. (b)	17,500	196,495
Starts Corp., Inc.	13,000	289,621
Starts Proceed Investment Corp.	68	106,603
Sumitomo Bakelite Co., Ltd. (b)	54,000	211,878
Sumitomo Forestry Co., Ltd.	85,200	980,147

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Sumitomo Mitsui Construction Co., Ltd.	352,400	$316,672
Sumitomo Osaka Cement Co., Ltd.	177,793	699,182
Sumitomo Real Estate Sales Co., Ltd.	3,700	71,337
Sumitomo Seika Chemicals Co., Ltd.	12,000	59,362
Sumitomo Warehouse Co., Ltd.	48,000	244,708
Sun Corp. (b)	10,000	97,068
Sun Frontier Fudousan Co., Ltd. (b)	5,800	58,622
SWCC Showa Holdings Co., Ltd. (a)	45,000	25,224
T RAD Co., Ltd.	15,000	24,156
Tabuchi Electric Co., Ltd.	15,100	70,801
Tachi-S Co., Ltd. (b)	17,800	260,044
Tadano, Ltd.	32,000	297,522
Taikisha, Ltd.	6,000	144,882
Taiko Pharmaceutical Co., Ltd. (b)	4,200	53,922
Taiyo Holdings Co., Ltd.	4,600	155,932
Taiyo Yuden Co., Ltd. (b)	57,000	556,840
Takaoka Toko Co., Ltd.	1,900	26,422
Takara Bio, Inc.	22,400	296,156
Takara Holdings, Inc. (b)	85,000	701,054
Takara Leben Co., Ltd.	13,700	81,180
Takara Standard Co., Ltd. (b)	53,000	482,397
Takasago International Corp.	44,900	1,004,303
Takasago Thermal Engineering Co., Ltd. (b)	31,600	397,548
Takashima & Co., Ltd.	36,000	57,013
Takata Corp. (a) (b)	14,700	57,285
Takeuchi Manufacturing Co., Ltd.	19,400	280,311
Takuma Co., Ltd.	34,000	304,622
Tamron Co., Ltd.	5,400	88,643
Tamura Corp.	49,000	130,353
Tanseisha Co., Ltd.	20,900	158,802
TechnoPro Holdings, Inc.	5,400	160,470
Teikoku Electric Manufacturing Co., Ltd.	3,600	24,663
Teikoku Sen-I Co., Ltd. (b)	12,500	170,937
Tekken Corp. (b)	72,000	173,602
TKC Corp.	3,700	100,569
Toa Corp. (d)	16,800	160,085
Toa Corp. (b) (d)	33,000	78,100
Toagosei Co., Ltd. (b)	196,100	1,634,821
Tobishima Corp. (b)	27,300	45,178
TOC Co., Ltd. (b)	151,960	1,287,121
Tochigi Bank, Ltd.	222,000	845,376
Toda Corp.	122,000	590,489
Toei Co., Ltd.	122,400	1,091,194
Toho Bank, Ltd. (b)	90,000	289,070
Toho Holdings Co., Ltd. (b)	65,119	1,395,138
Toho Zinc Co., Ltd. (b)	53,000	134,392
Tokai Carbon Co., Ltd. (b)	119,000	282,691
Tokai Corp.	1,600	46,906
TOKAI Holdings Corp. (b)	55,600	289,885
Tokai Rika Co., Ltd.	16,800	316,583
Toko, Inc.	17,000	55,056
Tokuyama Corp. (a) (b)	211,000	326,652
Tokyo Dome Corp.	79,000	358,468
Tokyo Ohka Kogyo Co., Ltd. (b)	16,200	405,883
Tokyo Seimitsu Co., Ltd.	20,500	402,540

Tokyo Steel Manufacturing Co., Ltd. (b)	49,700	296,268
Tokyo Tekko Co., Ltd.	9,000	30,348
Tokyo TY Financial Group, Inc.	16,400	381,565
Tokyotokeiba Co., Ltd. (b)	73,000	146,786
Tokyu Construction Co., Ltd.	14,000	114,596
Tokyu REIT, Inc.	280	384,893
Tomoe Engineering Co., Ltd.	2,800	37,094
TOMONY Holdings, Inc.	208,780	618,566
Tomy Co., Ltd. (b)	51,000	372,988
Top REIT, Inc.	92	363,842
Topcon Corp. (b)	23,800	314,242
Topre Corp.	22,300	416,060
Topy Industries, Ltd.	338,981	669,547
Torii Pharmaceutical Co., Ltd.	3,700	85,196
Torishima Pump Manufacturing Co., Ltd. (b)	5,600	49,924
Toshiba Machine Co., Ltd.	51,000	157,000
Toshiba Plant Systems & Services Corp. (b)	10,900	133,735
Toshiba TEC Corp. (b)	54,000	212,358
Totetsu Kogyo Co., Ltd. (b)	12,400	381,725
Towa Pharmaceutical Co., Ltd. (b)	2,800	114,970
Toyo Construction Co., Ltd.	9,700	42,375
Toyo Corp. (b)	132,168	1,358,192
Toyo Engineering Corp. (b)	58,000	151,199
Toyo Ink SC Holdings Co., Ltd.	60,000	240,758
Toyo Wharf & Warehouse Co., Ltd.	31,000	41,096
Toyobo Co., Ltd. (b)	377,788	568,052
TPR Co., Ltd.	14,400	378,465
Trusco Nakayama Corp.	10,200	405,659
TS Tech Co., Ltd.	19,900	466,361
TSI Holdings Co., Ltd.	63,000	420,392
Tsubakimoto Chain Co.	62,000	384,483
Tsukui Corp.	4,300	56,316
Tsumura & Co. (b)	26,500	637,066
Tsurumi Manufacturing Co., Ltd.	10,900	156,137
UACJ Corp. (b)	120,000	243,427
Ube Industries, Ltd.	307,000	543,556
Ulvac, Inc.	33,200	1,088,500
UMN Pharma, Inc. (a) (b)	4,600	94,623
Unipres Corp.	15,500	270,435
United Arrows, Ltd.	11,800	488,714
United Super Markets Holdings, Inc. (b)	11,200	106,624
UNITED, Inc. (b)	3,700	54,383
Unitika, Ltd. (a) (b)	1,017,000	488,616
UNY Group Holdings Co., Ltd. (b)	72,200	509,405
Usen Corp. (a)	44,310	128,520
Ushio, Inc.	40,400	537,732
UT Group Co., Ltd. (a)	11,100	51,848
Valor Holdings Co., Ltd.	30,700	775,455
VT Holdings Co., Ltd. (b)	20,800	125,102
Wacoal Holdings Corp. (b)	72,000	860,323
Wacom Co., Ltd. (b)	69,500	294,955
Wakachiku Construction Co., Ltd.	38,000	42,938
Wakita & Co., Ltd.	10,900	91,161
WirelessGate, Inc.	4,300	70,892
Xebio Holdings Co., Ltd.	8,000	127,835
YAMABIKO Corp.	20,100	140,027

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Yamazen Corp.	44,700	$340,037
Yodogawa Steel Works, Ltd.	56,600	1,203,055
Yokogawa Bridge Holdings Corp. (b)	16,000	172,250
Yondoshi Holdings, Inc. (b)	12,300	304,231
Yorozu Corp.	12,300	258,268
Yoshinoya Holdings Co., Ltd. (b)	29,700	363,868
Yushin Precision Equipment Co., Ltd.	1,400	25,236
Zenrin Co., Ltd. (b)	55,077	1,107,959
Zensho Holdings Co., Ltd. (b)	18,300	219,480
ZERIA Pharmaceutical Co., Ltd. (b)	17,300	224,879
Zojirushi Corp. (b)	22,300	355,546

		214,251,099

LUXEMBOURG — 0.0% (e)
Stabilus SA (a)	5,598	270,191

MACAU — 0.1%
Macau Legend Development, Ltd. (a)	2,829,500	393,972

MONGOLIA — 0.0% (e)
Mongolian Mining Corp. (a) (b)	1,163,500	6,900

NETHERLANDS — 1.1%
Amsterdam Commodities NV	14,698	396,619
BE Semiconductor Industries NV	12,777	350,751
Beter Bed Holding NV	11,824	296,429
BinckBank NV	39,037	291,374
Cimpress NV (a) (b)	133	12,062
Constellium NV Class A (a) (b)	29,793	154,626
Corbion NV	37,404	889,558
Fugro NV (a)	17,767	341,658
IMCD Group NV	11,842	443,566
InterXion Holding NV (a) (b)	14,540	502,793
Koninklijke BAM Groep NV (a)	136,737	648,673
NSI NV	47,061	223,845
PostNL NV (a)	128,581	524,558
Refresco Gerber NV (a) (f)	17,561	314,183
Sligro Food Group NV	8,999	353,022
TKH Group NV	14,858	637,130
USG People NV	29,826	590,716
Vastned Retail NV	5,272	236,313
Wessanen	28,385	307,806

		7,515,682

NEW ZEALAND — 1.6%
a2 Milk Co., Ltd. (a) (b)	185,704	244,975
Air New Zealand, Ltd.	226,373	449,508
Argosy Property, Ltd.	321,965	264,895
Chorus, Ltd. (b)	135,080	376,082
EBOS Group, Ltd.	29,210	348,825
Freightways, Ltd.	76,172	335,827
Genesis Energy, Ltd.	176,440	251,130
Goodman Property Trust	352,812	323,344
Heartland New Zealand, Ltd. (b)	238,107	200,034
Infratil, Ltd. (b)	292,275	665,599
Kathmandu Holdings, Ltd.	73,701	84,432
Kiwi Property Group, Ltd.	473,176	474,720
Mainfreight, Ltd.	55,667	612,982
Metlifecare, Ltd. (b)	63,008	229,669

New Zealand Oil & Gas, Ltd. (a)	262,637	86,616
Nuplex Industries, Ltd.	132,158	477,138
NZX, Ltd.	234,155	165,825
PGG Wrightson, Ltd.	96,739	26,866
Port of Tauranga, Ltd.	22,585	287,742
Precinct Properties New Zealand, Ltd.	254,527	221,781
Property for Industry, Ltd.	204,680	232,349
Restaurant Brands New Zealand, Ltd.	114,405	386,036
Skellerup Holdings, Ltd.	140,657	125,002
SKY Network Television, Ltd. (b)	68,839	238,019
SKYCITY Entertainment Group, Ltd.	288,988	1,005,228
Steel & Tube Holdings, Ltd.	15,277	23,547
Stride Property, Ltd. (b)	240,190	368,548
Summerset Group Holdings, Ltd. (b)	58,515	179,977
TOWER, Ltd.	128,075	158,282
Trade Me Group, Ltd.	193,801	593,392
Vital Healthcare Property Trust (b)	206,059	291,856
Warehouse Group, Ltd. (b)	60,559	121,934
Z Energy, Ltd.	67,987	318,623

		10,170,783

NORWAY — 1.7%
AF Gruppen ASA	12,684	202,423
Aker Solutions ASA (b)	54,648	175,746
Atea ASA (a)	38,348	366,268
Austevoll Seafood ASA	33,504	275,445
Avance Gas Holding, Ltd. (b) (f)	12,531	87,340
Borregaard ASA	51,488	345,484
BW LPG, Ltd. (f)	26,614	161,848
BW Offshore, Ltd. (b)	178,658	28,080
Det Norske Oljeselskap ASA (a)	45,047	337,665
DNO ASA (a) (b)	239,030	184,231
Ekornes ASA	44,025	488,354
Europris ASA (a) (f)	34,562	162,546
Fred Olsen Energy ASA (a) (b)	13,533	45,812
Frontline, Ltd.	13,450	113,828
Hexagon Composites ASA	49,592	139,700
Hoegh LNG Holdings, Ltd. (b)	19,245	205,916
Kongsberg Automotive ASA (a)	193,647	168,567
Kongsberg Gruppen ASA (b)	12,222	200,960
Kvaerner ASA	102,994	87,787
Nordic Semiconductor ASA (a) (b)	77,751	433,159
Norwegian Air Shuttle ASA (a) (b)	8,039	302,753
Opera Software ASA (b)	63,897	509,090
Petroleum Geo-Services ASA (b)	99,565	278,547
Prosafe SE (b)	111,561	65,821
Protector Forsikring ASA	53,425	486,049
Salmar ASA	15,691	385,102
Ship Finance International, Ltd. (b)	31,815	441,910
Solstad Offshore ASA	10,487	20,793
SpareBank 1 SMN	29,690	189,348
Spectrum ASA	19,830	64,731
Stolt-Nielsen, Ltd.	13,159	148,354
Storebrand ASA (a)	139,870	546,713
TGS Nopec Geophysical Co. ASA	35,464	541,527
Thin Film Electronics ASA (a)	271,134	111,453
Tomra Systems ASA	109,215	1,138,860

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Veidekke ASA	105,458	$1,434,369
Wilh Wilhelmsen ASA (b)	20,552	102,123
XXL ASA (f)	28,730	350,821

		11,329,523

PERU — 0.0% (e)
Hochschild Mining PLC (a) (b)	79,647	105,319

PORTUGAL — 0.2%
Altri SGPS SA	187,462	819,242
CTT-Correios de Portugal SA	32,545	306,707
Mota-Engil SGPS SA (b)	44,024	93,362
Pharol SGPS SA (a)	227,460	34,733

		1,254,044

SINGAPORE — 2.4%
AIMS AMP Capital Industrial REIT	233,958	231,943
Ascendas Hospitality Trust (b)	484,000	269,568
Ascott Residence Trust (b)	391,600	311,163
Biosensors International Group, Ltd. (a)	600,000	367,592
Boustead Singapore, Ltd.	297,550	193,343
Cache Logistics Trust (b)	467,000	293,045
Cambridge Industrial Trust (b)	978,855	407,069
CapitaLand Retail China Trust	316,147	339,249
CDL Hospitality Trusts (b)	380,000	371,083
China Yuchai International, Ltd.	20,535	202,270
Cordlife Group, Ltd. (b)	235,000	231,230
COSCO Corp. Singapore, Ltd. (b)	4,000	1,069
Croesus Retail Trust	213,820	124,646
CSE Global, Ltd. (b)	134,000	45,775
CWT, Ltd. (b)	177,000	257,627
Ezion Holdings, Ltd. (b)	512,000	216,724
Ezra Holdings, Ltd. (a) (b)	1,397,195	115,171
Far East Hospitality Trust (b)	395,000	184,799
First Real Estate Investment Trust	528,031	482,310
Frasers Centrepoint Trust	249,000	369,820
Frasers Commercial Trust (b)	296,645	286,379
Frasers Hospitality Trust	195,000	112,227
GL, Ltd.	381,000	247,568
Haw Par Corp., Ltd.	65,886	410,503
Hong Fok Corp., Ltd.	231,000	133,804
Hyflux, Ltd. (b)	293,900	130,952
IGG, Inc.	416,000	186,640
International Healthway Corp., Ltd. (a)	141,000	7,539
InterOil Corp. (a)	15,850	504,505
Interra Resources, Ltd. (a)	7,000	463
Jaya Holdings, Ltd. (a)	49	14
K1 Ventures, Ltd.	52,000	30,700
Keppel DC REIT	224,700	176,877
Keppel Infrastructure Trust	757,938	278,612
Lian Beng Group, Ltd.	116,000	41,349
LionGold Corp., Ltd. (a)	3,486	10
Lippo Malls Indonesia Retail Trust	1,155,000	278,758
Mapletree Greater China Commercial Trust	654,000	463,813
Mapletree Industrial Trust	754,437	893,604
Metro Holdings, Ltd.	317,000	223,637
Mewah International, Inc.	193,000	44,430
OSIM International, Ltd. (b)	189,000	192,284

OUE Commercial Real Estate Investment Trust	113,000	54,545
OUE Hospitality Trust (b)	327,333	160,433
OUE, Ltd. (b)	86,000	107,612
Oxley Holdings, Ltd. (b)	115,000	37,149
Pacific Radiance, Ltd. (b)	213,000	53,780
Pan-United Corp., Ltd.	700	322
Parkway Life Real Estate Investment Trust	237,000	420,637
Petra Foods, Ltd.	170,000	353,483
Raffles Medical Group, Ltd.	146,502	490,661
Religare Health Trust	432,000	314,392
Rotary Engineering, Ltd.	100,000	26,734
Rowsley, Ltd. (a)	1,543,000	173,023
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (b)	375,729	175,783
Saizen REIT	357	24
Sinarmas Land, Ltd.	557,000	202,681
SMRT Corp., Ltd.	337,000	377,892
Soilbuild Business Space REIT	242,000	131,190
Stamford Land Corp., Ltd.	567	210
Starhill Global REIT	699,000	404,886
Super Group, Ltd.	231,000	169,828
Swiber Holdings, Ltd. (a) (b)	98,500	13,898
Tat Hong Holdings, Ltd.	693	327
Technics Oil & Gas, Ltd. (a)	1,229	175
Tuan Sing Holdings, Ltd.	181,936	45,261
UMS Holdings, Ltd.	312,000	130,907
United Engineers, Ltd. (b)	270,000	469,182
Venture Corp., Ltd.	75,000	465,617
Wing Tai Holdings, Ltd. (b)	529,299	691,791
XP Power, Ltd.	2,475	56,917
Yoma Strategic Holdings, Ltd. (a) (b)	684,333	261,719
Yongnam Holdings, Ltd. (a)	115,749	32,234

		15,483,457

SOUTH AFRICA — 0.0% (e)
Great Basin Gold, Ltd. (a) (c)	266,255	0
Petra Diamonds, Ltd.	164,441	248,759

		248,759

SOUTH KOREA — 9.0%
Able C&C Co., Ltd.	8,276	213,485
Actoz Soft Co., Ltd. (a)	991	22,141
Advanced Process Systems Corp. (a)	6,021	96,612
AeroSpace Technology of Korea, Inc. (a) (b)	4,142	64,832
AfreecaTV Co., Ltd.	3,030	58,290
Ahnlab, Inc.	2,053	104,302
AJ Rent A Car Co., Ltd. (a)	2,720	26,639
AK Holdings, Inc.	1,807	88,643
Amicogen, Inc.	1,792	103,891
Asiana Airlines, Inc. (a)	40,923	172,123
Basic House Co., Ltd. (a) (b)	1,864	17,359
Binex Co., Ltd. (a)	14,126	274,837
Binggrae Co., Ltd.	3,798	230,484
Bioland, Ltd.	3,693	73,143
Boryung Pharmaceutical Co., Ltd.	3,230	156,473
Bukwang Pharmaceutical Co., Ltd.	9,241	231,106

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Byucksan Corp. (b)	27,105	$209,758
Cell Biotech Co., Ltd.	1,485	82,197
Celltrion Pharm, Inc. (a)	7,526	109,573
Chabiotech Co., Ltd. (a)	25,400	305,395
Cheil Worldwide, Inc.	42,190	627,169
Choa Pharmaceutical Co. (a)	16,953	70,045
Chong Kun Dang Pharmaceutical Corp.	3,254	394,088
Chongkundang Holdings Corp.	1,859	162,557
CJ Freshway Corp. (b)	1,596	79,967
CNK International Co., Ltd. (a) (c)	16,071	0
Com2uSCorp. (a) (b)	6,685	724,267
Corentec Co., Ltd. (a)	2,561	31,688
Cosmax BTI, Inc. (b)	6,057	271,177
Cosmax, Inc. (b)	4,437	486,922
Crown Confectionery Co., Ltd.	263	121,427
CrucialTec Co., Ltd. (a) (b)	5,957	69,019
CrystalGenomics, Inc. (a)	5,024	66,995
CTC BIO, Inc. (a) (b)	6,036	79,699
D.I Corp.	8,528	35,794
Dae Han Flour Mills Co., Ltd.	453	77,837
Daeduck GDS Co., Ltd.	3,102	32,685
Daelim Industrial Co., Ltd.	11,253	894,454
Daesang Corp.	15,193	385,936
Daesang Holdings Co., Ltd.	4,672	53,518
Daewon Pharmaceutical Co., Ltd.	8,824	153,548
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (b)	50,540	224,062
Daewoong Pharmaceutical Co., Ltd.	1,621	138,202
Daou Technology, Inc.	17,215	325,905
DGB Financial Group, Inc.	39,310	305,928
Digital Power Communications Co., Ltd.	13,084	52,858
Dong-A Socio Holdings Co., Ltd.	3,948	716,343
Dong-A ST Co., Ltd.	4,161	553,054
Dongbu HiTek Co., Ltd. (a) (b)	6,875	108,511
DongKook Pharmaceutical Co., Ltd.	2,999	173,080
Dongkuk Steel Mill Co., Ltd. (a) (b)	50,686	303,602
Dongsung Finetec Co., Ltd.	4,062	19,891
Dongwha Pharm Co., Ltd.	29,339	208,062
Dongwon F&B Co., Ltd.	376	109,979
Dongwon Industries Co., Ltd.	1,049	260,966
Doosan Corp.	6,065	468,823
Doosan Heavy Industries & Construction Co., Ltd. (b)	21,613	408,220
Doosan Infracore Co., Ltd. (a)	53,670	305,519
Eo Technics Co., Ltd.	4,740	495,719
Eugene Investment & Securities Co., Ltd. (a) (b)	104,606	252,459
Eugene Technology Co., Ltd.	3,675	45,150
Eusu Holdings Co., Ltd.	6,212	52,690
Fila Korea, Ltd.	6,470	538,601
Gamevil, Inc. (a)	3,060	244,297
GemVax & Kael Co., Ltd. (a) (b)	12,456	191,153
Genexine Co., Ltd. (a)	2,792	172,852
Genic Co., Ltd. (a)	2,863	50,445
GOLFZON Co., Ltd.	2,070	131,049
GOLFZONYUWONHOLDINGS Co., Ltd.	10,083	76,795
Grand Korea Leisure Co., Ltd.	13,600	271,738

Green Cross Cell Corp. (a)	1,679	56,965
Green Cross Corp.	3,685	576,788
Green Cross Holdings Corp.	12,419	395,288
GS Engineering & Construction Corp. (a) (b)	23,781	567,700
GS Home Shopping, Inc.	2,324	377,376
Halla Holdings Corp.	2,450	115,687
Hana Tour Service, Inc.	4,309	318,767
Hanall Biopharma Co., Ltd. (a) (b)	14,944	236,522
Hancom, Inc.	5,825	98,051
Hanil Cement Co., Ltd.	1,574	127,863
Hanjin Heavy Industries & Construction Co., Ltd. (a) (b)	34,335	109,136
Hanjin Kal Corp. (b)	18,920	370,591
Hanjin Shipping Co., Ltd. (a) (b)	64,038	180,030
Hanjin Transportation Co., Ltd.	3,800	131,917
Hankook Shell Oil Co., Ltd.	278	119,601
Hanmi Pharm Co., Ltd.	450	275,052
Hanmi Semiconductor Co., Ltd.	5,259	67,600
Hansol Chemical Co., Ltd.	2,505	149,827
Hansol Holdings Co., Ltd. (a)	44,383	310,091
Hansol Paper Co., Ltd.	23,409	450,331
Hansol Technics Co., Ltd. (a)	11,820	208,266
Hanwha Investment & Securities Co., Ltd. (a)	127,574	396,577
Hanwha Techwin Co., Ltd.	16,696	589,090
Harim Co., Ltd. (a) (b)	11,738	45,726
Heung-A Shipping Co., Ltd. (b)	38,096	48,803
Hite Jinro Co., Ltd.	30,259	764,677
HLB, Inc. (a) (b)	15,547	241,987
Humax Co., Ltd.	30,183	347,068
Humedix Co., Ltd.	1,354	65,474
Huons Co., Ltd.	3,981	257,602
Hwa Shin Co., Ltd.	3,076	17,645
Hyundai BNG Steel Co., Ltd. (a)	2,348	21,866
Hyundai C&F, Inc.	1,556	33,403
Hyundai Corp.	2,263	45,513
Hyundai Elevator Co., Ltd. (a) (b)	7,560	362,267
Hyundai Engineering Plastics Co., Ltd.	4,860	42,072
Hyundai Greenfood Co., Ltd.	283	4,801
Hyundai Home Shopping Network Corp.	3,708	423,132
Hyundai Hy Communications & Network Co., Ltd.	7,096	21,097
Hyundai Livart Furniture Co., Ltd.	1,779	53,902
Hyundai Merchant Marine Co., Ltd. (a) (b)	45,439	87,811
Hyundai Mipo Dockyard Co., Ltd. (a)	3,644	204,569
Hyundai Rotem Co., Ltd. (a) (b)	22,801	345,923
Hyundai Securities Co., Ltd.	81,262	488,169
i-SENS, Inc. (a)	2,418	76,540
Il Dong Pharmaceutical Co., Ltd.	8,468	204,369
Iljin Display Co., Ltd. (a)	5,441	21,434
Ilyang Pharmaceutical Co., Ltd. (a) (b)	7,811	341,509
iMarketKorea, Inc.	7,467	123,732
InBody Co., Ltd.	2,449	103,434
Innox Corp. (a)	3,319	38,310

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Inscobee, Inc. (a)	21,383	$48,708
Interojo Co., Ltd.	3,279	110,533
Interpark Holdings Corp.	30,287	249,478
iNtRON Biotechnology, Inc. (a) (b)	4,437	286,721
IS Dongseo Co., Ltd.	5,843	241,159
JB Financial Group Co., Ltd. (b)	285,638	1,448,671
Jeil Pharmaceutical Co.	6,154	286,821
Jenax, Inc. (a)	6,674	126,640
JoyCity Corp. (a)	1,402	36,901
Jusung Engineering Co., Ltd. (a)	7,593	53,913
JW Pharmaceutical Corp. (b)	5,478	168,613
JYP Entertainment Corp. (a)	11,741	51,847
KB Insurance Co., Ltd.	37,708	1,122,733
KCP Co., Ltd.	6,020	97,912
Kginicis Co., Ltd.	15,642	170,973
KGMobilians Co., Ltd.	2,796	25,672
KH Vatec Co., Ltd. (b)	5,609	80,192
Koh Young Technology, Inc.	2,690	95,971
Kolao Holdings (b)	15,658	129,388
Kolon Corp. (b)	3,691	198,816
Kolon Industries, Inc.	8,510	538,758
Kolon Life Science, Inc. (b)	1,881	280,604
Komipharm International Co., Ltd. (a) (b)	13,158	467,134
KONA I Co., Ltd.	5,678	110,472
Korea Electric Terminal Co., Ltd.	2,388	198,165
Korea Kolmar Co., Ltd. (b)	8,387	596,243
Korea Kolmar Holdings Co., Ltd.	1,948	78,271
Korea Line Corp. (a)	3,687	54,647
Korea Petrochemical Ind Co., Ltd.	1,322	295,936
Korea Real Estate Investment & Trust Co., Ltd.	49,223	149,356
Korea United Pharm, Inc.	6,520	112,315
Korean Reinsurance Co.	87,380	1,065,889
Kortek Corp. (b)	7,542	73,534
KT Skylife Co., Ltd.	14,004	203,276
Ktis Corp.	12,944	49,179
Kumho Industrial Co., Ltd. (a)	15,908	169,708
Kumho Petrochemical Co., Ltd. (b)	9,201	468,257
Kumho Tire Co., Inc. (a) (b)	59,818	439,377
Kwang Dong Pharmaceutical Co., Ltd.	16,220	158,144
KyungDong City Gas Co., Ltd.	488	33,540
Kyungdong Pharm Co., Ltd.	6,467	98,962
LEENO Industrial, Inc.	3,234	109,864
LF Corp.	11,872	268,874
LG Hausys, Ltd.	3,648	441,805
LG Innotek Co., Ltd.	5,962	413,420
LG International Corp.	35,779	1,120,049
LG Life Sciences, Ltd. (a)	4,839	284,348
Lock&Lock Co., Ltd.	3,165	39,715
Loen Entertainment, Inc. (a)	15	1,024
LOTTE Fine Chemical Co., Ltd. (b)	13,791	490,813
Lotte Food Co., Ltd.	706	517,338
LOTTE Himart Co., Ltd.	3,962	177,382
LS Corp.	11,458	448,862
LS Industrial Systems Co., Ltd.	10,605	441,875
Lumens Co., Ltd. (a) (b)	13,988	49,660
Lutronic Corp.	2,778	109,313
Macrogen, Inc. (a)	3,153	95,257

Maeil Dairy Industry Co., Ltd.	1,417	54,767
Magnachip Semiconductor Corp. (a) (b)	22,655	123,243
Mando Corp.	2,778	380,165
Medipost Co., Ltd. (a) (b)	4,038	294,129
MegaStudy Co., Ltd.	3,693	125,296
MegaStudyEdu Co., Ltd.	2,134	95,168
Melfas, Inc. (a)	105	719
Meritz Financial Group, Inc.	30,788	332,487
Meritz Fire & Marine Insurance Co., Ltd.	51,357	718,531
Meritz Securities Co., Ltd.	1,195	3,725
Mirae Asset Securities Co., Ltd.	43,874	895,818
Mirae Corp. (a) (b)	184,689	73,805
Modetour Network, Inc.	2,895	76,198
Muhak Co., Ltd.	5,717	180,218
Naturalendo Tech Co., Ltd. (a) (b)	10,076	128,197
Neowiz Games Corp. (a) (b)	10,983	151,261
NEPES Corp.	5,490	29,476
Nexen Tire Corp.	25,018	318,304
NH Investment & Securities Co., Ltd.	3	26
NHN Entertainment Corp. (a) (b)	10,053	483,486
NICE Holdings Co., Ltd.	5,062	87,421
NongShim Co., Ltd.	2,641	923,750
OCI Co., Ltd. (a) (b)	7,393	685,255
Opto Device Technology Co., Ltd.	5,703	40,294
Osstem Implant Co., Ltd. (a)	2,864	197,094
Pan Ocean Co., Ltd. (a)	386	1,261
Paradise Co., Ltd.	23,357	296,149
Partron Co., Ltd.	22,923	243,542
Pharmicell Co., Ltd. (a)	9,271	41,183
Poongsan Corp.	17,569	455,510
Posco ICT Co., Ltd. (a)	7,490	32,223
Power Logics Co., Ltd. (a)	14,663	45,646
Redrover Co., Ltd. (a)	10,887	79,872
S&T Dynamics Co., Ltd.	6,895	83,504
S-Energy Co., Ltd.	35	258
Sajo Industries Co., Ltd. (a)	1,160	61,570
Sam Yung Trading Co., Ltd.	5,269	110,347
Samchully Co., Ltd.	466	42,786
Samchuly Bicycle Co., Ltd.	4,913	80,766
Samjin Pharmaceutical Co., Ltd.	9,492	212,483
Samkwang Glass	923	73,930
Samlip General Foods Co., Ltd.	5	936
Samsung Engineering Co., Ltd. (a)	64,677	613,628
Samyang Holdings Corp.	3,719	512,192
Sansung Life & Science Co., Ltd. (a)	6,901	207,283
Sapphire Technology Co., Ltd. (a) (b)	2,532	15,521
Schnell Biopharmaceuticals, Inc. (a) (b)	38,640	149,343
SeAH Steel Corp.	624	37,704
Sebang Co., Ltd.	2,461	37,014
Seegene, Inc. (a) (b)	12,950	380,483
Seobu T&D (a)	4,271	82,910
Seoul Semiconductor Co., Ltd. (b)	22,276	291,209
SEOWONINTECH Co., Ltd.	2,757	29,171
Seoyon Co., Ltd.	4,158	45,630
Seoyon E-Hwa Co., Ltd.	3,236	39,757

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SFA Engineering Corp. (b)	20,415	$1,083,587
Silicon Works Co., Ltd.	1,757	51,161
Silla Co., Ltd.	1,486	21,050
Sindoh Co., Ltd.	792	34,905
SK Chemicals Co., Ltd.	7,617	532,178
SK Communications Co., Ltd. (a)	5,508	18,423
SK Materials Co., Ltd.	1,262	123,044
SK Networks Co., Ltd.	66,140	370,143
SKC Co., Ltd.	13,261	368,748
SM Culture & Contents Co., Ltd. (a)	14,724	35,986
SM Entertainment Co. (a) (b)	8,571	320,775
Soulbrain Co., Ltd.	7,115	258,196
Suheung Co., Ltd.	1,446	58,100
SundayToz Corp. (a) (b)	10,753	104,841
Sungshin Cement Co., Ltd. (a)	6,802	58,527
Sungwoo Hitech Co., Ltd.	26,516	229,546
Suprema HQ, Inc. (a)	1,654	14,015
Suprema, Inc. (a)	1,597	33,166
Synopex, Inc. (a) (b)	28,480	42,959
Taekwang Industrial Co., Ltd. (b)	498	404,984
Tera Semicon Co., Ltd. (a)	2,509	51,997
Tongyang Life Insurance Co., Ltd.	7,307	75,396
Tongyang, Inc.	123,510	376,924
Tovis Co., Ltd.	7,128	65,134
Value Added Technologies Co., Ltd.	3,420	132,631
Vieworks Co., Ltd.	1,556	67,487
ViroMed Co., Ltd. (a) (b)	4,816	648,113
Webzen, Inc. (a)	11,904	242,535
WeMade Entertainment Co., Ltd. (a) (b)	5,285	144,418
Whanin Pharmaceutical Co., Ltd.	8,156	113,753
Wins Co., Ltd.	3,709	31,979
WiSoL Co., Ltd.	5,309	77,759
Wonik IPS Co., Ltd. (a) (b)	43,210	419,405
Woojeon & Handan Co., Ltd. (a)	7,720	9,518
Woongjin Thinkbig Co., Ltd. (a)	7,689	94,801
YG Entertainment, Inc. (b)	6,439	220,151
Yuanta Securities Korea Co., Ltd. (a) (b)	70,605	221,026
Yuhan Corp.	25	6,132
Yungjin Pharmaceutical Co., Ltd. (a) (b)	50,243	154,428

		59,431,572

SPAIN — 1.1%
Applus Services SA	32,762	291,205
Axiare Patrimonio SOCIMI SA	20,895	311,447
Baron de Ley (a)	925	106,621
Construcciones y Auxiliar de Ferrocarriles SA	2,143	684,997
Euskaltel SA (a) (f)	29,959	328,083
Faes Farma SA	245,804	775,894
Hispania Activos Inmobiliarios SA (a)	23,326	332,264
Indra Sistemas SA (a) (b)	42,259	492,398
Lar Espana Real Estate Socimi SA (b)	15,991	151,794
Let’s GOWEX SA (a) (b) (c)	9,561	—
NH Hotel Group SA (a)	54,448	250,667
Obrascon Huarte Lain SA (b)	45,953	293,719

Pharma Mar SA (a) (b)	166,834	491,449
Promotora de Informaciones SA Class A (a) (b)	42,990	284,138
Sacyr SA (b)	110,883	214,427
Saeta Yield SA	13,114	130,611
Talgo SA (a) (f)	35,217	198,651
Tubacex SA (b)	152,124	358,841
Tubos Reunidos SA (b)	204,197	152,414
Vidrala SA	24,628	1,452,356

		7,301,976

SWEDEN — 3.1%
AddLife AB (a)	6,197	82,558
AddTech AB Class B	24,573	339,494
AF AB Class B	28,149	517,375
Arcam AB (a) (b)	8,055	174,381
Avanza Bank Holding AB	9,598	428,593
B&B Tools AB Class B	12,677	233,783
Beijer Alma AB	8,583	229,220
Beijer Ref AB	14,928	388,544
Bilia AB Class A	12,495	280,520
BioGaia AB Class B	3,710	98,851
Bufab AB	21,953	147,586
Byggmax Group AB	26,131	240,142
Clas Ohlson AB Class B	12,933	247,279
Cloetta AB Class B (a)	104,255	331,797
Com Hem Holding AB	39,317	363,018
D Carnegie & Co. AB (a)	8,956	86,172
Duni AB	12,959	215,405
Eltel AB (a) (b) (f)	21,122	227,330
Evolution Gaming Group AB (a) (f)	9,718	339,849
Fingerprint Cards AB Class B (a) (b)	23,547	1,371,278
Haldex AB	46,133	406,887
Hemfosa Fastigheter AB	45,004	495,468
HIQ International AB (a)	30,478	187,980
Hoist Finance AB (a) (b) (f)	16,420	146,848
Holmen AB Class B	23,626	774,642
Industrial & Financial Systems Class B	9,983	460,562
Indutrade AB	12,032	739,431
Infant Bacterial Theraoeutic AB (a)	371	4,725
Investment AB Oresund	7,364	207,112
Inwido AB	29,343	361,960
JM AB	24,922	647,436
KNOW IT AB	22,239	181,057
Kungsleden AB	64,772	459,421
Lagercrantz Group AB Class B	21,936	209,708
Lifco AB Class B (b)	16,767	450,887
Lindab International AB	19,724	157,783
Loomis AB Class B	19,280	545,815
Medivir AB Class B (a)	10,673	74,386
Modern Times Group MTG AB Class B (b)	19,083	572,488
Mycronic AB (b)	14,820	133,910
NetEnt AB (a)	12,240	692,121
New Wave Group AB Class B (b)	158,728	685,295
Nolato AB Class B	11,460	321,604
Nordnet AB Class B	49,386	211,392
Opus Group AB (b)	81,671	45,738
Orexo AB (a)	7,413	55,094

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Qliro Group AB (a) (b)	90,375	$99,219
Ratos AB Class B (b)	52,527	337,256
Recipharm AB Class B (b)	8,042	150,787
Sagax AB Class B	34,068	284,716
SAS AB (a) (b)	43,736	124,625
SkiStar AB	10,231	147,028
Sweco AB Class B	23,689	389,815
Systemair AB	11,135	141,476
Tethys Oil AB	29,512	196,584
Thule Group AB (f)	26,138	361,116
Vostok New Ventures, Ltd. (a) (b)	20,391	133,312
Wihlborgs Fastigheter AB	116,878	2,485,570

		20,424,429

SWITZERLAND — 2.8%
AFG Arbonia-Forster Holding AG (a)	19,133	226,763
APG SGA SA	287	120,176
Ascom Holding AG	19,810	373,383
Autoneum Holding AG (a)	1,336	344,585
Basilea Pharmaceutica, Ltd. (a) (b)	8,153	576,793
Belimo Holding AG	818	2,226,832
Bell AG	79	315,538
Bobst Group SA	2,606	157,016
Bossard Holding AG Class A (a) (b)	1,893	200,241
Burckhardt Compression Holding AG (b)	1,295	445,911
Cembra Money Bank AG (a)	9,395	659,264
Comet Holding AG (a)	325	219,574
Conzzeta AG	177	118,474
EFG International AG (a) (b)	18,209	104,578
Evolva Holding SA (a) (b)	98,799	76,344
Gategroup Holding AG (a)	7,563	339,591
Gurit Holding AG (a)	64	40,098
HBM Healthcare Investments AG Class A (a) (b)	2,933	304,586
Huber + Suhner AG	5,918	308,986
Implenia AG (b)	4,705	296,258
Inficon Holding AG (a)	883	292,750
Interroll Holding AG (a)	374	330,396
Intershop Holding AG	238	117,304
Kardex AG (a)	3,824	316,254
Komax Holding AG	2,079	473,699
Kudelski SA	47,993	821,892
Kuoni Reisen Holding AG	1,504	566,562
Lastminute.com NV (a)	1,475	15,710
LEM Holding SA	258	219,569
MCH Group AG	396	26,796
Metall Zug AG	62	179,594
Meyer Burger Technology AG (a) (b)	35,767	128,853
Mobilezone Holding AG	13,480	204,104
Mobimo Holding AG (a)	2,907	711,231
Myriad Group AG (a) (b)	25,856	83,698
Newron Pharmaceuticals SpA (a)	3,257	56,457
Orascom Development Holding AG (a)	4,996	45,127
Oriflame Holding AG (a) (b)	18,621	370,964
Orior AG (a)	5,403	352,621
Phoenix Mecano AG	109	48,800

Rieter Holding AG (a)	279	60,482
Santhera Pharmaceutical Holding AG (a) (b)	2,010	146,922
Schmolz + Bickenbach AG (a)	173,676	128,763
Schweiter Technologies AG	319	295,466
Siegfried Holding AG (a) (b)	1,638	303,260
Swissquote Group Holding SA	5,189	129,502
Tecan Group AG	4,388	669,438
U-Blox AG (a)	2,681	517,359
Valiant Holding AG	6,213	664,346
Valora Holding AG	5,706	1,430,001
Vaudoise Assurances Holding SA	416	226,321
Wizz Air Holdings PLC (a) (b) (f)	15,989	423,080
Ypsomed Holding AG (a) (b)	1,019	146,309
Zehnder Group AG	2,403	97,736

		18,056,357

UNITED ARAB EMIRATES — 0.0% (e)
Gulf Marine Services PLC	78,187	73,889
Lamprell PLC (a)	109,313	144,153

		218,042

UNITED KINGDOM — 8.4%
4imprint Group PLC	7,705	139,648
888 Holdings PLC	73,032	222,796
A.G.Barr PLC	43,301	329,854
Acacia Mining PLC	36,097	145,945
Aldermore Group PLC (a)	57,179	172,585
Allied Minds PLC (a) (b)	84,694	576,273
AO World PLC (a) (b)	79,904	205,574
Arrow Global Group PLC	63,872	229,738
Assura PLC	367,551	280,517
Avon Rubber PLC	4,042	46,738
Big Yellow Group PLC REIT	54,541	607,144
Bloomsbury Publishing PLC	19,722	41,740
Bodycote PLC	45,872	397,899
Bovis Homes Group PLC	546	7,310
Brammer PLC	52,315	131,023
Brewin Dolphin Holdings PLC	102,746	383,074
Cairn Energy PLC (a)	234,929	675,327
Cape PLC	36,200	116,938
Card Factory PLC	492	2,312
Centamin PLC	433,303	550,543
Chemring Group PLC	259,290	493,798
Chesnara PLC	47,245	224,087
Cineworld Group PLC	406	3,137
Circassia Pharmaceuticals PLC (a)	82,982	323,222
Clarkson PLC	11,370	362,795
Coats Group PLC (a)	538,237	212,742
Communisis PLC	48,550	33,146
Computacenter PLC	30,446	367,584
Concentric AB	21,110	239,570
Connect Group PLC	66,148	151,168
Consort Medical PLC	10,922	168,756
Countrywide PLC	63,102	349,726
Cranswick PLC	19,708	604,200
Crest Nicholson Holdings PLC	807	6,530
Daejan Holdings PLC	2,096	174,127
Dairy Crest Group PLC	60,014	533,506
Darty PLC	328,628	618,762

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

De La Rue PLC	35,004	$224,891
Debenhams PLC	432,635	467,613
Dechra Pharmaceuticals PLC	26,782	464,235
Devro PLC	58,134	245,864
Dialight PLC (b)	11,645	95,403
Dignity PLC	14,005	499,007
Diploma PLC	44,983	480,380
Domino’s Pizza Group PLC	660	9,562
Doric Nimrod Air Three, Ltd. Preference Shares	50,706	72,880
Drax Group PLC (b)	152,461	596,259
e2v technologies PLC	96,734	298,927
Electrocomponents PLC	162,573	564,070
Elementis PLC	134,664	463,365
Empiric Student Property PLC	19,526	30,731
EnQuest PLC (a)	279,043	96,256
Enterprise Inns PLC (a)	404,887	555,757
esure Group PLC	105,769	415,780
Exova Group PLC	53,378	122,561
F&C Commercial Property Trust, Ltd.	263,745	494,700
FDM Group Holdings PLC	37,657	312,839
Fenner PLC	154,924	301,721
Fidessa Group PLC	17,785	624,233
Findel PLC (a) (b)	28,325	76,538
Flybe Group PLC (a)	113,459	103,960
Foxtons Group PLC	89,210	208,681
Fuller Smith & Turner PLC Class A	18,666	277,408
Galliford Try PLC	216	4,455
Games Workshop Group PLC	5,731	40,383
Gem Diamonds, Ltd.	90,322	142,802
Genel Energy PLC (a) (b)	58,697	73,820
Genus PLC	31,465	691,485
Go-Ahead Group PLC	16,427	625,679
Grainger PLC	159,884	520,040
Greene King PLC	413	5,173
Greggs PLC	47,901	748,379
Gulf Keystone Petroleum, Ltd. (a) (b)	399,425	45,468
Halfords Group PLC	80,394	457,695
Hansteen Holdings PLC (b)	161,696	247,280
Headlam Group PLC	18,209	135,308
Helical Bar PLC	38,428	213,198
Hilton Food Group PLC	28,888	208,226
Hogg Robinson Group PLC	28,837	25,697
Home Retail Group PLC	291,842	695,472
HomeServe PLC	118,025	730,458
Hunting PLC	60,632	279,086
Huntsworth PLC	1,596	929
Imagination Technologies Group PLC (a) (b)	81,467	221,598
Indivior PLC	1,715	4,020
Intelligent Energy Holdings PLC (a)	44,978	5,495
International Personal Finance PLC	86,309	362,356
Interserve PLC	88,054	549,017
IP Group PLC (a)	204,773	516,826
ITE Group PLC	285,997	604,263
Ithaca Energy, Inc. (a)	148,319	76,828
J D Wetherspoon PLC (b)	122,133	1,234,936
James Fisher & Sons PLC	18,549	351,652

JD Sports Fashion PLC	126	2,039
John Menzies PLC	19,402	132,391
Johnston Press PLC (a)	26,663	15,712
Just Retirement Group PLC	59,335	134,661
KCOM Group PLC	203,879	315,013
Keller Group PLC	52,198	644,833
Kier Group PLC	371	6,852
Ladbrokes PLC	353,571	593,055
Laird PLC	187,313	1,025,747
Lancashire Holdings, Ltd.	56,823	450,828
Lavendon Group PLC	74,294	143,356
LondonMetric Property PLC	132,622	302,320
Lookers PLC	121,694	277,059
Low & Bonar PLC	82,988	73,953
LSL Property Services PLC	37,643	155,550
Luxfer Holdings PLC ADR (b)	8,338	88,466
Marshalls PLC	96,444	493,483
Marston’s PLC	137,792	301,034
McBride PLC (a)	136,983	319,939
McColl’s Retail Group PLC	58,054	137,052
McKay Securities PLC	50,200	172,986
Mears Group PLC	31,952	192,194
Micro Focus International PLC	188	4,242
Mitie Group PLC (b)	239,934	886,283
Moneysupermarket.com Group PLC	2,039	9,311
Morgan Advanced Materials PLC	166,428	543,478
Morgan Sindall Group PLC	61,361	712,168
Mothercare PLC (a)	55,899	146,225
Mucklow A & J Group PLC	126	887
N Brown Group PLC (b)	69,808	327,895
NCC Group PLC (b)	69,687	250,904
NMC Health PLC	119	1,808
Northgate PLC	45,281	262,412
Novae Group PLC	24,761	312,293
OneSavings Bank PLC	55,992	267,828
Ophir Energy PLC (a)	252,118	279,024
Oxford Instruments PLC	21,951	211,386
Paragon Group of Cos. PLC	121,632	564,150
PayPoint PLC	70,266	755,430
Pendragon PLC	487,156	255,569
Petropavlovsk PLC (a) (b)	947,579	97,244
Pets at Home Group PLC	896	3,466
Photo-Me International PLC	47,040	120,178
Polypipe Group PLC	67,362	309,048
Poundland Group PLC	67,788	151,993
Premier Farnell PLC	340,868	552,396
Premier Foods PLC (a)	419,594	343,757
Premier Oil PLC (a)	212,644	135,243
Rank Group PLC	55,337	202,021
Rathbone Brothers PLC	17,862	542,215
Raven Russia, Ltd. (a)	146,157	62,496
Redefine International PLC	298,802	202,365
Redrow PLC	1,225	7,083
Renewables Infrastructure Group, Ltd. (b)	92,036	134,929
Renishaw PLC	168	4,431
Renold PLC (a)	78,220	37,663
Ricardo PLC	14,444	173,764
Robert Walters PLC	44,520	197,725
RPC Group PLC	826	9,017

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

RPS Group PLC	188,934	$563,476
Safestore Holdings PLC	73,652	355,372
Savills PLC	40,941	447,218
Schroder Real Estate Investment Trust, Ltd.	31,839	27,801
SDL PLC	43,312	256,947
Senior PLC	432,252	1,417,130
Serco Group PLC (a)	349,868	515,437
Shanks Group PLC	386,325	460,870
SIG PLC	292,708	614,235
Skyepharma PLC (a)	42,690	274,425
Soco International PLC	93,471	212,938
Speedy Hire PLC	174,242	97,671
Spire Healthcare Group PLC (f)	763	3,937
Spirent Communications PLC	313,554	396,591
SSP Group PLC	1,220	5,082
St Ives PLC	57,954	188,668
ST Modwen Properties PLC	66,579	289,474
Stallergenes Greer PLC (a)	393	12,450
SThree PLC	53,860	242,883
Stobart Group, Ltd.	107,804	162,694
Stock Spirits Group PLC	83,746	176,640
SuperGroup PLC	18,694	381,538
SVG Capital PLC (a)	13,252	95,521
Synthomer PLC	118,971	622,942
Ted Baker PLC	175	6,849
Telecom Plus PLC (b)	28,203	373,135
Topps Tiles PLC	24,576	51,925
Trinity Mirror PLC	98,307	185,805
Tritax Big Box REIT PLC	125,122	241,882
Tullett Prebon PLC	206,902	1,045,589
Tyman PLC	58,265	248,092
U & I Group PLC	51,252	137,384
UNITE Group PLC	810	7,410
Urban & Civic PLC	34,609	126,846
Vectura Group PLC (a) (b)	144,205	337,014
Vesuvius PLC	27,707	132,094
Vitec Group PLC	10,716	87,792
Wilmington PLC	20,349	75,459
Wincanton PLC (a)	214,218	517,264
Workspace Group PLC	604	6,797
Xaar PLC (b)	29,170	204,389
Xchanging PLC	107,955	296,363
Zoopla Property Group PLC (f)	131,702	473,238

		55,485,596

UNITED STATES — 0.9%
Alacer Gold Corp. (a)	107,130	194,639
Argonaut Gold, Inc. (a) (b)	62,438	91,718
Atlantic Power Corp. (b)	56,623	139,648
AVG Technologies NV (a) (b)	20,575	426,931
Boart Longyear, Ltd. (a)	2,450	168
Diligent Corp. (a)	54,850	267,719
Eros International PLC (a) (b)	161	1,853
Fleetmatics Group PLC (a) (b)	14,694	598,193
Globant SA (a) (b)	11,205	345,786
IMAX Corp. (a) (b) (d)	112	3,482
IMAX Corp. (a) (d)	25,358	788,380
Mitel Networks Corp. (a)	35,945	294,030
Ormat Technologies, Inc.	1	32

Oxford Immunotec Global PLC (a)	2,585	25,617
Performance Sports Group, Ltd. (a) (b)	22,033	70,065
REC Silicon ASA (a) (b)	848,767	143,663
Sims Metal Management, Ltd. (b)	40,494	269,136
STERIS PLC (b)	8,640	613,872
Stratasys, Ltd. (a) (b)	18,927	490,588
Tahoe Resources, Inc.	80,557	810,895
Thompson Creek Metals Co., Inc. (a) (b)	88,738	21,268

		5,597,683

TOTAL COMMON STOCKS (Cost $752,607,558)		648,829,403

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Qube Holdings, Ltd. (expiring 4/1/16) (a) (c)	67,960	0
Tap Oil, Ltd. (expiring 4/13/16) (a)	411	1

		1

HONG KONG — 0.0% (e)
China Ruifeng Renewable Energy (expiring 4/6/16) (a) (c)	71,200	0

SINGAPORE — 0.0% (e)
Oue Hospitality (expiring 4/4/16) (b)	52,245	4,656

TOTAL RIGHTS (Cost $17)		4,657

WARRANTS — 0.0% (e)
HONG KONG — 0.0% (e)
Skyway Securities Group, Ltd. (expiring 2/11/17) (a) (Cost $0)	346,000	4,372

SHORT-TERM INVESTMENTS — 18.1%
UNITED STATES — 18.1%
State Street Navigator Securities Lending Prime Portfolio (g) (h)	118,741,960	118,741,960
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (h) (i)	566,244	566,244

TOTAL SHORT-TERM INVESTMENTS (Cost $119,308,204)		119,308,204

TOTAL INVESTMENTS — 116.9% (Cost $871,915,779)		768,146,636
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.9)%		(111,282,987)

NET ASSETS — 100.0%		$656,863,649

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $713,680, representing 0.1% of the Fund’s net assets.

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Investment of cash collateral for securities loaned.
(h)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$48,712,710	$0	(a)	$0	(b)	$48,712,710
Austria	2,822,149	—		—		2,822,149
Belgium	8,369,318	—		—		8,369,318
Canada	60,166,635	47,871		—		60,214,506
China	1,453,979	—		—		1,453,979
Colombia	46,413	—		—		46,413
Denmark	8,512,197	0	(a)	0	(b)	8,512,197
Faeroe Islands	759,978	—		—		759,978
Finland	7,646,598	—		0	(b)	7,646,598
France	13,752,868	—		—		13,752,868
Germany	21,127,992	—		—		21,127,992
Greece	448	—		0	(b)	448
Hong Kong	23,591,192	0	(a)	0	(b)	23,591,192
India	365,829	—		—		365,829
Ireland	5,395,737	—		—		5,395,737
Israel	8,982,813	—		—		8,982,813
Italy	9,529,292	—		0	(b)	9,529,292
Japan	214,251,099	0	(a)	—		214,251,099
Luxembourg	270,191	—		—		270,191
Macau	393,972	—		—		393,972
Mongolia	6,900	—		—		6,900
Netherlands	7,515,682	—		—		7,515,682
New Zealand	10,170,783	—		—		10,170,783
Norway	11,329,523	—		—		11,329,523
Peru	105,319	—		—		105,319
Portugal	1,254,044	—		—		1,254,044
Singapore	15,483,457	—		—		15,483,457
South Africa	248,759	0	(a)	—		248,759
South Korea	59,431,572	0	(a)	—		59,431,572
Spain	7,301,976	—		0	(b)	7,301,976

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
Sweden	$20,424,429	$—		$—		$20,424,429
Switzerland	18,056,357	—		—		18,056,357
United Arab Emirates	218,042	—		—		218,042
United Kingdom	55,485,596	—		—		55,485,596
United States	4,809,303	788,380		—		5,597,683
Rights
Australia	1	—		0	(b)	1
Hong Kong	—	0	(a)	—		0
Singapore	4,656	—		—		4,656
Warrants
Hong Kong	4,372	—		—		4,372
Short-Term Investments	119,308,204	—		—		119,308,204

TOTAL INVESTMENTS	$767,310,385	$836,251		$0		$768,146,636

(a)	Fund held Level 2 securities that were valued at $0 at March 31, 2016.
(b)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 13.9%
Astro Japan Property Group	584,821	$2,838,701
BGP Holdings PLC (a) (b)	32,410,441	0
BWP Trust	5,323,183	14,004,411
Charter Hall Retail REIT	3,643,187	12,863,569
Dexus Property Group REIT	10,528,960	64,309,231
Gateway Lifestyle	2,956,463	6,140,497
Goodman Group REIT	17,287,485	88,700,280
GPT Group REIT	19,682,514	75,703,840
Investa Office Fund REIT	6,728,768	21,687,871
Scentre Group REIT	58,399,560	199,461,869
Westfield Corp.	20,967,241	161,129,149

		646,839,418

AUSTRIA — 1.0%
BUWOG AG (a)	559,401	12,035,352
CA Immobilien Anlagen AG (a)	800,844	15,765,202
IMMOFINANZ AG (a) (c)	9,625,564	20,489,749

		48,290,303

BELGIUM — 0.9%
Befimmo SA (c)	222,269	14,300,570
Cofinimmo SA	221,697	27,246,676

		41,547,246

BRAZIL — 0.4%
BR Malls Participacoes SA	5,081,240	21,147,937

CANADA — 10.5%
Artis Real Estate Investment Trust	756,228	7,501,183
Boardwalk Real Estate Investment Trust	249,519	9,990,791
Brookfield Asset Management, Inc. Class A (c)	9,544,546	333,315,662
Canadian Apartment Properties	697,618	15,576,333
Canadian Real Estate Investment Trust	393,363	13,706,653
Crombie Real Estate Investment Trust	425,356	4,623,685
Dream Office Real Estate Investment Trust	582,194	9,339,770
First Capital Realty, Inc. (c)	1,245,254	19,851,666
H&R Real Estate Investment Trust	1,507,640	24,465,858
RioCan Real Estate Investment Trust	1,734,241	35,664,935
Smart Real Estate Investment Trust REIT	694,193	18,210,189

		492,246,725

FRANCE — 10.7%
Fonciere Des Regions (c)	477,016	45,144,636
Gecina SA REIT	393,915	54,315,210
Klepierre REIT	2,068,559	99,239,275
Mercialys SA	205,840	4,783,955
Unibail-Rodamco SE (c)	1,075,311	296,294,751

		499,777,827

HONG KONG — 7.6%
Champion REIT	24,285,174	12,367,153
Hang Lung Properties, Ltd.	23,174,755	44,278,689
Hongkong Land Holdings, Ltd.	12,901,700	77,281,183

Hysan Development Co., Ltd.	6,779,846	28,888,347
Link REIT	24,670,855	146,309,807
Prosperity REIT	12,856,000	4,789,996
Wheelock & Co., Ltd.	8,910,545	39,805,117

		353,720,292

ITALY — 0.3%
Beni Stabili SpA SIIQ	11,858,305	8,911,914
Immobiliare Grande Distribuzione SIIQ SpA	3,748,916	3,417,663

		12,329,577

JAPAN — 23.3%
Activia Properties, Inc.	6,051	31,440,758
Aeon Mall Co., Ltd.	1,273,540	18,888,662
AEON REIT Investment Corp.	11,757	15,083,940
Daibiru Corp. (c)	638,800	5,399,350
Daiwa Office Investment Corp. (c)	3,554	22,134,437
Frontier Real Estate Investment Corp.	5,436	26,165,541
Fukuoka Corp. REIT	7,474	13,532,266
Global One Real Estate Investment Corp. (c)	1,994	7,965,710
Hankyu REIT, Inc.	6,660	8,141,679
Heiwa Real Estate Co., Ltd.	391,400	4,875,306
Hoshino Resorts REIT, Inc.	867	10,598,852
Hulic Co., Ltd. (c)	4,940,190	47,294,314
Hulic, Inc. REIT (c)	9,372	15,259,362
Japan Excellent, Inc. (c)	13,947	18,861,551
Japan Prime Realty Investment Corp.	9,571	39,043,583
Japan Real Estate Investment Corp.	14,356	83,023,266
Japan Rental Housing Investments, Inc.	17,960	13,278,847
Japan Retail Fund Investment Corp. REIT	27,985	67,276,542
Kenedix Office Investment Corp. REIT (c)	4,467	25,674,469
Kenedix Residential Investment Corp. (c)	3,876	10,214,611
Kenedix Retail REIT Corp.	3,885	9,432,951
MCUBS MidCity Investment Corp.	2,928	8,805,232
Mitsui Fudosan Co., Ltd.	10,875,000	271,693,581
Mori Hills Investment Corp. REIT	15,351	22,740,705
Mori Trust Sogo REIT, Inc.	11,219	19,424,506
Nippon Building Fund, Inc.	15,486	91,900,547
NTT Urban Development Corp.	1,194,531	11,701,398
Orix JREIT, Inc. REIT (c)	26,499	41,141,292
Premier Investment Corp.	12,401	15,347,472
Tokyu Fudosan Holdings Corp.	5,620,500	38,205,098
Tokyu REIT, Inc.	10,241	14,077,446
Top REIT, Inc.	1,948	7,703,955
United Urban Investment Corp.	30,164	48,817,399

		1,085,144,628

NETHERLANDS — 1.4%
Atrium European Real Estate, Ltd. (a) (c)	1,880,318	7,512,367
Eurocommercial Properties NV	526,329	24,668,888
Vastned Retail NV	209,376	9,385,116

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Wereldhave NV	441,355	$24,719,811

		66,286,182

NEW ZEALAND — 0.9%
Argosy Property, Ltd. (c)	8,997,725	7,402,836
Goodman Property Trust	11,147,092	10,216,039
Kiwi Property Group, Ltd.	13,989,865	14,035,517
Precinct Properties New Zealand, Ltd.	11,191,855	9,751,981

		41,406,373

PHILIPPINES — 2.6%
Ayala Land, Inc.	64,452,400	49,341,885
Robinsons Land Corp.	17,560,700	10,640,537
SM Prime Holdings, Inc.	126,669,900	60,384,500

		120,366,922

SINGAPORE — 6.7%
Ascendas REIT (c)	24,825,463	44,061,233
Cambridge Industrial Trust (c)	11,373,379	4,729,758
CapitaLand Commercial Trust, Ltd. (c)	22,023,476	24,041,668
CapitaLand Mall Trust REIT	29,126,068	45,205,319
CapitaLand, Ltd. (c)	27,484,299	62,659,140
Frasers Commercial Trust (c)	6,429,694	6,207,190
Global Logistic Properties, Ltd.	33,286,000	47,583,209
GuocoLand, Ltd. (c)	2,666,466	3,564,265
Keppel REIT (c)	19,287,500	14,251,494
Mapletree Logistics Trust	16,405,649	12,304,846
Starhill Global REIT	15,113,582	8,754,340
Suntec Real Estate Investment Trust (c)	27,700,751	34,456,229
United Industrial Corp., Ltd. (c)	2,211,831	4,829,038

		312,647,729

SOUTH AFRICA — 1.4%
Growthpoint Properties, Ltd. REIT	24,074,541	40,216,989
Hyprop Investments, Ltd.	2,291,737	18,334,831
SA Corporate Real Estate Fund Nominees Pty, Ltd.	18,569,112	6,097,961

		64,649,781

SPAIN — 0.0% (d)
Martinsa Fadesa SA (a) (b)	35,998	0

SWEDEN — 1.5%
Castellum AB	1,885,483	30,026,504
Fabege AB	1,540,816	26,058,183
Kungsleden AB	1,733,583	12,296,128

		68,380,815

SWITZERLAND — 2.4%
PSP Swiss Property AG (a) (c)	442,537	42,744,920
Swiss Prime Site AG (a)	763,795	67,634,121

		110,379,041

THAILAND — 0.5%
Central Pattana PCL NVDR (c)	14,941,172	21,872,381

UNITED KINGDOM — 13.6%
Big Yellow Group PLC REIT	1,637,915	18,233,086
British Land Co. PLC REIT	11,222,266	112,988,985
Capital & Counties Properties PLC (c)	8,148,850	38,627,303

Derwent London PLC	1,215,112	55,049,063
Grainger PLC	4,560,330	14,832,974
Great Portland Estates PLC REIT	3,770,559	39,453,408
Hammerson PLC	8,600,545	71,511,641
Intu Properties PLC (c)	8,956,159	40,291,510
Land Securities Group PLC REIT	8,785,653	139,030,081
Segro PLC	8,135,905	47,979,398
Shaftesbury PLC	3,046,110	39,885,163
Workspace Group PLC	1,287,559	14,490,264

		632,372,876

TOTAL COMMON STOCKS (Cost $4,189,312,084)		4,639,406,053

SHORT-TERM INVESTMENTS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	129,043,584	129,043,584
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	2,661,328	2,661,328

TOTAL SHORT-TERM INVESTMENTS (Cost $131,704,912)		131,704,912

TOTAL INVESTMENTS — 102.4% (Cost $4,321,016,996)		4,771,110,965
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(110,544,629)

NET ASSETS — 100.0%		$4,660,566,336

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2016.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$646,839,418	$—	$0	(a)	$646,839,418
Austria	48,290,303	—	—		48,290,303
Belgium	41,547,246	—	—		41,547,246
Brazil	21,147,937	—	—		21,147,937
Canada	492,246,725	—	—		492,246,725
France	499,777,827	—	—		499,777,827
Hong Kong	353,720,292	—	—		353,720,292
Italy	12,329,577	—	—		12,329,577
Japan	1,085,144,628	—	—		1,085,144,628
Netherlands	66,286,182	—	—		66,286,182
New Zealand	41,406,373	—	—		41,406,373
Philippines	120,366,922	—	—		120,366,922
Singapore	312,647,729	—	—		312,647,729
South Africa	64,649,781	—	—		64,649,781
Spain	—	—	0	(a)	0
Sweden	68,380,815	—	—		68,380,815
Switzerland	110,379,041	—	—		110,379,041
Thailand	21,872,381	—	—		21,872,381
United Kingdom	632,372,876	—	—		632,372,876
Short-Term Investments	131,704,912	—	—		131,704,912

TOTAL INVESTMENTS	$4,771,110,965	$—	$0		$4,771,110,965

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 8.3%
Macquarie Atlas Roads Group (a)	93,003	$343,404
Qube Holdings, Ltd. (a)	226,469	411,139
Sydney Airport	250,216	1,287,682
Transurban Group Stapled Security	366,156	3,196,902

		5,239,127

BRAZIL — 1.1%
CPFL Energia SA ADR (b)	11,227	122,262
Ultrapar Participacoes SA ADR	28,243	544,525

		666,787

CANADA — 9.2%
AltaGas, Ltd. (a)	9,538	246,294
Enbridge, Inc. (a)	60,100	2,349,265
Inter Pipeline, Ltd. (a)	21,892	452,751
Pembina Pipeline Corp. (a)	24,376	661,673
TransCanada Corp. (a)	45,651	1,802,111
Veresen, Inc. (a)	19,450	131,877
Westshore Terminals Investment Corp. (a)	13,616	182,852

		5,826,823

CHILE — 0.6%
Empresa Nacional de Electricidad SA ADR	4,004	166,606
Enersis Americas SA ADR	14,020	194,878

		361,484

CHINA — 3.9%
Beijing Enterprises Water Group, Ltd. (a) (b)	178,000	111,529
CGN Power Co., Ltd. Class H (a) (c)	371,951	126,117
China Merchants Holdings International Co., Ltd.	406,740	1,208,702
China Resources Gas Group, Ltd.	30,000	85,669
China Resources Power Holdings Co., Ltd.	64,389	120,368
COSCO Pacific, Ltd.	389,180	509,772
Guangdong Investment, Ltd.	104,000	131,533
Huaneng Power International, Inc. ADR	3,786	134,630

		2,428,320

FRANCE — 5.2%
Aeroports de Paris	7,525	931,687
Engie SA	59,166	919,645
Groupe Eurotunnel SE (b)	126,727	1,422,456

		3,273,788

GERMANY — 1.9%
E.ON SE	73,263	704,462
Fraport AG Frankfurt Airport Services Worldwide	8,511	517,039

		1,221,501

HONG KONG — 0.4%
China Gas Holdings, Ltd. (a)	78,000	115,041
Hopewell Highway Infrastructure, Ltd. (a)	234,500	115,186

		230,227

ITALY — 6.7%
Ansaldo STS SpA	27,650	330,525
Atlantia SpA	93,153	2,586,938
Enel SpA	258,216	1,146,987
Societa Iniziative Autostradali e Servizi SpA	15,726	161,285

		4,225,735

JAPAN — 2.9%
Japan Airport Terminal Co., Ltd. (a)	16,700	594,332
Kamigumi Co., Ltd. (a)	59,000	555,906
Mitsubishi Logistics Corp. (a)	38,000	499,702
Sumitomo Warehouse Co., Ltd. (a)	35,000	178,433

		1,828,373

MEXICO — 2.2%
Grupo Aeroportuario del Pacifico SAB de CV ADR	7,471	662,753
Grupo Aeroportuario del Sureste SAB de CV ADR	4,660	699,792

		1,362,545

NETHERLANDS — 0.3%
Koninklijke Vopak NV	4,324	215,648

NEW ZEALAND — 1.5%
Auckland International Airport, Ltd.	214,003	955,384

SINGAPORE — 1.9%
Hutchison Port Holdings Trust	1,244,000	622,000
SATS, Ltd.	145,800	427,677
SIA Engineering Co., Ltd.	59,466	158,976

		1,208,653

SPAIN — 8.6%
Abertis Infraestructuras SA	108,665	1,789,332
Aena SA (b) (c)	16,935	2,189,391
Iberdrola SA	220,169	1,470,488

		5,449,211

SWITZERLAND — 1.3%
Flughafen Zuerich AG	877	788,490

UNITED KINGDOM — 5.4%
BBA Aviation PLC	206,964	596,129
National Grid PLC	143,549	2,036,820
SSE PLC	36,155	775,326

		3,408,275

UNITED STATES — 38.4%
American Electric Power Co., Inc.	18,015	1,196,196
Cheniere Energy, Inc. (a) (b)	15,311	517,971
Columbia Pipeline Group, Inc.	26,011	652,876
Consolidated Edison, Inc. (a)	10,794	827,036
Dominion Resources, Inc. (a)	21,815	1,638,743
Duke Energy Corp. (a)	25,204	2,033,459
Edison International	11,960	859,804
Exelon Corp.	33,651	1,206,725
Kinder Morgan, Inc.	119,040	2,126,055
Macquarie Infrastructure Corp.	17,100	1,153,224
NextEra Energy, Inc.	16,821	1,990,597
ONEOK, Inc.	13,705	409,231
PG&E Corp.	18,075	1,079,439
PPL Corp.	24,691	939,986

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Public Service Enterprise Group, Inc.	18,514	$872,750
Sempra Energy	8,649	899,929
Southern Co.	33,453	1,730,524
Spectra Energy Corp.	43,714	1,337,648
Targa Resources Corp.	10,594	316,337
WEC Energy Group, Inc.	11,557	694,229
Wesco Aircraft Holdings, Inc. (a) (b)	13,275	191,027
Williams Cos., Inc.	44,360	712,865
Xcel Energy, Inc.	18,591	777,476

		24,164,127

TOTAL COMMON STOCKS (Cost $68,703,093)		62,854,498

RIGHTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
Qube Holdings, Ltd. (expiring 4/1/16) (b) (e) (Cost $0)	45,479	0

SHORT-TERM INVESTMENTS — 7.6%
UNITED STATES — 7.6%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	4,727,891	4,727,891
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	84,275	84,275

TOTAL SHORT-TERM INVESTMENTS (Cost $4,812,166)		4,812,166

TOTAL INVESTMENTS — 107.4% (Cost $73,515,259)		67,666,664
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(4,654,589)

NET ASSETS — 100.0%		$63,012,075

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.7% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(f)	Investment of cash collateral for securities loaned.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$5,239,127	$—	$—	$5,239,127
Brazil	666,787	—	—	666,787
Canada	5,826,823	—	—	5,826,823
Chile	361,484	—	—	361,484
China	2,428,320	—	—	2,428,320
France	3,273,788	—	—	3,273,788
Germany	1,221,501	—	—	1,221,501
Hong Kong	230,227	—	—	230,227
Italy	4,225,735	—	—	4,225,735
Japan	1,828,373	—	—	1,828,373
Mexico	1,362,545	—	—	1,362,545

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Netherlands	$215,648	$—	$—		$215,648
New Zealand	955,384	—	—		955,384
Singapore	1,208,653	—	—		1,208,653
Spain	5,449,211	—	—		5,449,211
Switzerland	788,490	—	—		788,490
United Kingdom	3,408,275	—	—		3,408,275
United States	24,164,127	—	—		24,164,127
Rights
Australia	—	—	0	(a)	0
Short-Term Investments	4,812,166	—	—		4,812,166

TOTAL INVESTMENTS	$67,666,664	$—	$0		$67,666,664

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 8.8%
Amcor, Ltd.	1,006,156	$11,106,688
BHP Billiton, Ltd.	2,184,956	28,337,896
Newcrest Mining, Ltd. (a)	518,468	6,764,180
South32, Ltd. (a)	3,614,292	4,073,129
Woodside Petroleum, Ltd.	142,258	2,840,853

		53,122,746

AUSTRIA — 0.4%
Voestalpine AG	73,792	2,472,658

BRAZIL — 1.3%
Fibria Celulose SA ADR (b)	193,929	1,644,518
Petroleo Brasileiro SA ADR (a) (b)	298,790	1,744,934
Vale SA ADR (b)	1,032,230	4,345,688

		7,735,140

CANADA — 11.0%
Agrium, Inc. (b)	120,097	10,647,124
Barrick Gold Corp.	793,991	10,782,398
Canadian Natural Resources, Ltd. (b)	220,557	5,990,311
First Quantum Minerals, Ltd. (b)	471,620	2,494,013
Goldcorp, Inc. (b)	565,522	9,212,222
Imperial Oil, Ltd. (b)	51,544	1,729,092
Potash Corp. of Saskatchewan, Inc.	726,207	12,360,043
Silver Wheaton Corp. (b)	275,521	4,590,419
Suncor Energy, Inc.	318,364	8,902,722

		66,708,344

CHILE — 0.3%
Antofagasta PLC (b)	261,151	1,761,904

CHINA — 1.1%
CNOOC, Ltd.	3,220,000	3,802,618
PetroChina Co., Ltd. Class H	4,230,000	2,813,983

		6,616,601

COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	51,460	443,071

FINLAND — 2.1%
Stora Enso Oyj Class R	496,108	4,446,400
UPM-Kymmene Oyj	462,125	8,383,707

		12,830,107

FRANCE — 3.7%
TOTAL SA	490,752	22,403,022

GERMANY — 1.7%
KS AG (b)	165,887	3,887,538
ThyssenKrupp AG	296,770	6,175,247

		10,062,785

INDIA — 0.8%
Reliance Industries, Ltd. GDR (c)	159,531	4,889,625

IRELAND — 0.9%
Smurfit Kappa Group PLC	201,251	5,194,453

ISRAEL — 0.3%
Israel Chemicals, Ltd.	439,046	1,909,403

ITALY — 1.4%
Eni SpA	540,986	8,199,195

JAPAN — 4.1%
JFE Holdings, Inc. (b)	392,700	5,296,794
Nippon Steel & Sumitomo Metal Corp. (b)	646,600	12,437,824
Oji Holdings Corp.	859,000	3,454,495
Sumitomo Metal Mining Co., Ltd. (b)	376,000	3,738,423

		24,927,536

LUXEMBOURG — 0.7%
ArcelorMittal (b)	960,581	4,351,156

MEXICO — 0.3%
Fresnillo PLC	125,128	1,713,038

NETHERLANDS — 3.6%
OCI NV (a)	55,411	1,086,702
Royal Dutch Shell PLC Class A	846,692	20,493,444

		21,580,146

NORWAY — 2.1%
Norsk Hydro ASA	927,496	3,820,437
Statoil ASA (b)	211,253	3,327,945
Yara International ASA	153,187	5,767,258

		12,915,640

PERU — 0.6%
Southern Copper Corp. (b)	126,890	3,516,122

RUSSIA — 2.9%
Gazprom PAO ADR	1,211,956	5,227,166
Lukoil PJSC ADR	97,335	3,739,124
MMC Norilsk Nickel PJSC ADR	453,152	5,850,193
Novolipetsk Steel GDR	56,986	712,325
Rosneft OAO GDR	212,777	966,433
Severstal PAO GDR	119,491	1,264,215

		17,759,456

SINGAPORE — 1.2%
Golden Agri-Resources, Ltd.	5,974,000	1,818,907
Wilmar International, Ltd.	2,142,600	5,346,158

		7,165,065

SOUTH AFRICA — 1.5%
Mondi PLC	319,540	6,135,912
Sasol, Ltd. ADR	101,910	3,010,421

		9,146,333

SOUTH KOREA — 2.4%
Korea Zinc Co., Ltd.	9,251	3,895,030
POSCO	4,195	805,179
POSCO ADR	201,670	9,545,041

		14,245,250

SPAIN — 0.4%
Repsol SA	208,046	2,351,820

SWITZERLAND — 7.7%
Glencore PLC	8,242,683	18,635,658
Syngenta AG	67,373	28,140,970

		46,776,628

UNITED KINGDOM — 5.9%
Anglo American PLC (b)	947,428	7,518,157
BP PLC	3,663,736	18,438,505

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Rio Tinto, Ltd.	288,811	$9,484,342

		35,441,004

UNITED STATES — 32.2%
Alcoa, Inc. (b)	893,309	8,557,900
Anadarko Petroleum Corp.	45,963	2,140,497
Archer-Daniels-Midland Co.	302,042	10,967,145
Bunge, Ltd.	72,256	4,094,748
California Resources Corp.	1,201	1,237
CF Industries Holdings, Inc. (b)	118,185	3,703,918
Chevron Corp.	169,559	16,175,929
ConocoPhillips	111,448	4,488,011
Devon Energy Corp.	45,834	1,257,685
EOG Resources, Inc. (b)	49,621	3,601,492
Exxon Mobil Corp.	331,523	27,712,008
Freeport-McMoRan, Inc. (b)	852,305	8,812,834
Halliburton Co.	77,349	2,762,906
Ingredion, Inc.	36,287	3,875,089
International Paper Co.	209,655	8,604,241
Monsanto Co.	222,475	19,519,956
Mosaic Co. (b)	169,618	4,579,686
Newmont Mining Corp.	360,726	9,588,097
Nucor Corp. (b)	217,578	10,291,439
Occidental Petroleum Corp.	68,972	4,719,754
Packaging Corp. of America (b)	49,180	2,970,472
Phillips 66	42,813	3,707,178
Rayonier, Inc. (b)	62,445	1,541,143
Schlumberger, Ltd. (b)	113,762	8,389,947
Sealed Air Corp.	100,093	4,805,465
WestRock Co.	130,041	5,075,500
Weyerhaeuser Co. REIT	398,927	12,358,758

		194,303,035

TOTAL COMMON STOCKS (Cost $751,518,442)		600,541,283

SHORT-TERM INVESTMENTS — 10.1%
UNITED STATES — 10.1%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	60,037,450	60,037,450
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	702,303	702,303

TOTAL SHORT-TERM INVESTMENTS (Cost $60,739,753)		60,739,753

TOTAL INVESTMENTS — 109.6% (Cost $812,258,195)		661,281,036
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(57,752,696)

NET ASSETS — 100.0%		$603,528,340

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.8% of net assets as of March 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown represents the rate at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$53,122,746	$—	$—	$53,122,746
Austria	2,472,658	—	—	2,472,658
Brazil	7,735,140	—	—	7,735,140
Canada	66,708,344	—	—	66,708,344
Chile	1,761,904	—	—	1,761,904
China	6,616,601	—	—	6,616,601
Colombia	443,071	—	—	443,071
Finland	12,830,107	—	—	12,830,107
France	22,403,022	—	—	22,403,022
Germany	10,062,785	—	—	10,062,785
India	4,889,625	—	—	4,889,625

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Ireland	$5,194,453	$—	$—	$5,194,453
Israel	1,909,403	—	—	1,909,403
Italy	8,199,195	—	—	8,199,195
Japan	24,927,536	—	—	24,927,536
Luxembourg	4,351,156	—	—	4,351,156
Mexico	1,713,038	—	—	1,713,038
Netherlands	21,580,146	—	—	21,580,146
Norway	12,915,640	—	—	12,915,640
Peru	3,516,122	—	—	3,516,122
Russia	17,759,456	—	—	17,759,456
Singapore	7,165,065	—	—	7,165,065
South Africa	9,146,333	—	—	9,146,333
South Korea	14,245,250	—	—	14,245,250
Spain	2,351,820	—	—	2,351,820
Switzerland	46,776,628	—	—	46,776,628
United Kingdom	35,441,004	—	—	35,441,004
United States	194,303,035	—	—	194,303,035
Short-Term Investments	60,739,753	—	—	60,739,753

TOTAL INVESTMENTS	$661,281,036	$—	$—	$661,281,036

See accompanying notes to financial statements.

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CANADA — 35.5%
Agnico Eagle Mines, Ltd.	527,176	$19,151,881
Agrium, Inc.	159,530	14,143,032
ARC Resources, Ltd.	148,427	2,167,680
Barrick Gold Corp.	2,819,552	38,452,895
Cameco Corp.	170,313	2,194,996
Canadian Natural Resources, Ltd.	473,841	12,869,484
Cenovus Energy, Inc.	358,354	4,682,193
Crescent Point Energy Corp.	217,125	3,018,213
Eldorado Gold Corp. (a)	1,724,732	5,440,416
Encana Corp.	363,786	2,227,520
First Quantum Minerals, Ltd.	1,670,648	8,834,692
Franco-Nevada Corp.	426,901	26,324,654
Goldcorp, Inc.	2,009,871	32,740,332
Husky Energy, Inc.	129,713	1,621,601
Imperial Oil, Ltd.	109,380	3,669,255
Kinross Gold Corp. (a)	2,779,545	9,519,799
Lundin Mining Corp. (a)	1,506,909	4,764,976
Peyto Exploration & Development Corp.	68,353	1,526,706
Potash Corp. of Saskatchewan, Inc.	963,693	16,473,194
PrairieSky Royalty, Ltd.	77,453	1,475,466
Seven Generations Energy, Ltd. Class A (a)	68,199	1,030,802
Silver Wheaton Corp.	978,080	16,295,662
Suncor Energy, Inc.	685,165	19,159,944
Teck Resources, Ltd. Class B	1,118,995	8,521,474
Tourmaline Oil Corp. (a)	79,975	1,700,346
Vermilion Energy, Inc.	47,645	1,400,121
West Fraser Timber Co., Ltd.	77,271	3,113,063
Whitecap Resources, Inc.	128,571	769,369

		263,289,766

UNITED STATES — 64.3%
Alcoa, Inc.	3,171,830	30,386,132
Anadarko Petroleum Corp.	220,113	10,250,663
Antero Resources Corp. (a)	33,376	830,061
Apache Corp.	163,826	7,996,347
Archer-Daniels-Midland Co.	688,458	24,997,910
Bunge, Ltd.	164,590	9,327,315
Cabot Oil & Gas Corp.	177,978	4,041,880
California Resources Corp.	5,600	5,768
CF Industries Holdings, Inc.	269,179	8,436,070

Chevron Corp.	775,703	74,002,066
Cimarex Energy Co.	40,681	3,957,041
Concho Resources, Inc. (a)	55,587	5,616,511
ConocoPhillips	534,294	21,516,019
Continental Resources, Inc. (a)	35,295	1,071,556
Devon Energy Corp.	166,211	4,560,830
EOG Resources, Inc.	237,900	17,266,782
EQT Corp.	65,605	4,412,592
Exxon Mobil Corp.	815,931	68,203,672
FMC Corp.	153,265	6,187,308
Freeport-McMoRan, Inc.	3,026,232	31,291,239
Hess Corp.	113,348	5,967,772
Marathon Oil Corp.	291,367	3,245,828
Monsanto Co.	507,297	44,510,239
Mosaic Co.	387,207	10,454,589
Murphy Oil Corp.	69,504	1,750,806
Newmont Mining Corp.	1,280,922	34,046,907
Noble Energy, Inc.	184,586	5,797,846
Occidental Petroleum Corp.	330,538	22,618,715
Pioneer Natural Resources Co.	69,860	9,832,097
Range Resources Corp.	72,881	2,359,887
Southwestern Energy Co. (a)	165,314	1,334,084

		476,276,532

TOTAL COMMON STOCKS (Cost $643,036,247)		739,566,298

SHORT-TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $826,343)	826,343	826,343

TOTAL INVESTMENTS — 99.9% (Cost $643,862,590)		740,392,641
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		463,027

NET ASSETS — 100.0%		$740,855,668

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Canada	$263,289,766	$—	$—	$263,289,766
United States	476,276,532	—	—	476,276,532
Short-Term Investment	826,343	—	—	826,343

TOTAL INVESTMENTS	$740,392,641	$—	$—	$740,392,641

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 5.0%
Alumina, Ltd. (a)	425,593	$425,603
Amcor, Ltd.	136,282	1,504,381
AMP, Ltd.	152,373	678,663
Australia & New Zealand Banking Group, Ltd.	141,340	2,550,706
BHP Billiton PLC	93,051	1,046,934
BHP Billiton, Ltd.	153,219	1,987,181
Boral, Ltd.	152,668	725,778
Brambles, Ltd.	103,888	968,580
Coca-Cola Amatil, Ltd.	85,960	584,542
Commonwealth Bank of Australia	82,414	4,749,699
CSL, Ltd.	29,241	2,281,754
Fortescue Metals Group, Ltd. (a)	117,334	230,161
Iluka Resources, Ltd.	22,971	115,918
Insurance Australia Group, Ltd.	162,434	697,234
LendLease Group	81,023	864,474
Macquarie Group, Ltd.	25,128	1,277,500
Medibank Pvt, Ltd.	104	234
National Australia Bank, Ltd.	90,358	1,823,886
Newcrest Mining, Ltd. (b)	33,900	442,276
Origin Energy, Ltd.	128,065	501,436
Qantas Airways, Ltd. (b)	39,406	123,374
QBE Insurance Group, Ltd.	50,453	423,428
Santos, Ltd.	104,066	322,613
Scentre Group REIT	99,962	341,417
Sonic Healthcare, Ltd.	50,233	725,692
South32, Ltd. (b) (c)	93,051	104,988
South32, Ltd. (b) (c)	166,373	187,494
Suncorp Group, Ltd.	107,780	987,455
Sydney Airport	41,943	215,850
Transurban Group Stapled Security	83,300	727,291
Vicinity Centres REIT	266,091	652,962
Wesfarmers, Ltd.	54,068	1,723,980
Westfield Corp.	80,218	616,460
Westpac Banking Corp.	156,522	3,654,277
Woodside Petroleum, Ltd.	35,969	718,291
Woolworths, Ltd. (a)	65,434	1,112,405

		36,094,917

AUSTRIA — 0.2%
Erste Group Bank AG (b)	28,827	811,391
OMV AG	13,475	379,663
Raiffeisen Bank International AG (b)	22,149	336,069

		1,527,123

BELGIUM — 1.1%
Ageas	21,312	846,856
Anheuser-Busch InBev NV VVPR Strip (b) (d)	8,694	—
Anheuser-Busch InBev SA	36,725	4,572,112
Delhaize Group	6,096	637,360
KBC Groep NV	17,447	901,339
Solvay SA	6,755	678,549
UCB SA	9,037	692,445

		8,328,661

BRAZIL — 1.3%
Ambev SA ADR	325,510	1,686,142
B2W Cia Digital (b)	21,837	88,112

Banco Bradesco SA Preference Shares ADR	157,682	1,174,731
Banco do Brasil SA	17,376	96,931
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	5,454	12,312
BB Seguridade Participacoes SA	1,942	16,275
BM&FBovespa SA	65,683	285,046
Braskem SA Class A, Preference Shares	460	3,039
BRF SA	8,676	125,611
Cia Energetica de Minas Gerais ADR	165,669	374,412
Cia Siderurgica Nacional SA ADR (a)	85,131	167,708
Cielo SA	24,060	237,409
EDP — Energias do Brasil SA	67,995	241,743
Embraer SA	33,219	223,553
Estacio Participacoes SA	6,008	20,038
Fibria Celulose SA	6,336	54,242
Gerdau SA ADR (a)	126,890	225,864
Itau Unibanco Holding SA Preference Shares ADR	191,324	1,643,473
JBS SA	21,257	65,678
Kroton Educacional SA	62,837	203,547
Lojas Renner SA	16,095	94,417
Natura Cosmeticos SA	5,477	41,016
Odontoprev SA	40,083	128,935
Petroleo Brasileiro SA Preference Shares ADR (b)	155,961	706,503
Porto Seguro SA	6,344	48,761
Qualicorp SA	18,189	76,318
Raia Drogasil SA	17,207	253,444
Sul America SA	28,185	127,644
Tim Participacoes SA ADR	13,824	152,894
TOTVS SA	16,959	130,159
Vale SA ADR (a)	28,356	119,379
Vale SA Preference Shares ADR	139,927	436,572
Via Varejo SA	80,526	126,560

		9,388,468

CANADA — 6.5%
Agnico Eagle Mines, Ltd.	7,593	275,848
Agrium, Inc. (a)	9,974	884,239
Alimentation Couche-Tard, Inc. Class B	13,592	607,381
Bank of Montreal (a)	32,350	1,972,588
Bank of Nova Scotia (a)	50,702	2,487,963
Barrick Gold Corp.	54,636	745,123
BlackBerry, Ltd. (a) (b)	27,127	221,051
Bombardier, Inc. Class B (a) (b)	96,667	98,651
Brookfield Asset Management, Inc. Class A	50,467	1,762,414
CAE, Inc.	19,561	227,149
Cameco Corp. (a)	22,518	290,212
Canadian Imperial Bank of Commerce	20,028	1,502,274
Canadian National Railway Co.	37,663	2,363,237
Canadian Natural Resources, Ltd.	62,816	1,706,078
Canadian Pacific Railway, Ltd.	10,513	1,402,465
Canadian Tire Corp., Ltd. Class A	6,592	688,989
Cenovus Energy, Inc.	43,743	571,539
CGI Group, Inc. Class A (b)	4,422	212,203
Constellation Software, Inc.	829	340,836

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Crescent Point Energy Corp. (a)	5,356	$74,453
Eldorado Gold Corp. (b)	28,833	90,949
Enbridge, Inc.	45,915	1,794,783
Encana Corp.	43,974	269,260
Fairfax Financial Holdings, Ltd.	357	200,676
First Quantum Minerals, Ltd. (a)	59,019	312,103
Franco-Nevada Corp.	5,493	338,723
Gildan Activewear, Inc. (a)	42,371	1,297,222
Goldcorp, Inc.	40,309	656,624
Husky Energy, Inc.	23,227	290,371
IGM Financial, Inc. (a)	11,595	350,687
Imperial Oil, Ltd. (a)	25,553	857,199
Kinross Gold Corp. (b)	50,649	173,470
Loblaw Cos., Ltd.	22,771	1,280,225
Magna International, Inc.	9,872	426,111
Manulife Financial Corp.	80,070	1,137,799
MEG Energy Corp. (b)	27,522	139,371
National Bank of Canada (a)	24,489	804,467
Onex Corp.	30,965	1,895,079
Open Text Corp.	1,697	88,271
Potash Corp. of Saskatchewan, Inc. (a)	45,669	780,658
Restaurant Brands International, Inc.	7,111	277,304
Rogers Communications, Inc. Class B	27,126	1,090,535
Royal Bank of Canada (a)	64,048	3,705,371
Shaw Communications, Inc. Class B (a)	29,061	563,718
Silver Wheaton Corp. (a)	18,185	302,978
SNC-Lavalin Group, Inc.	15,186	557,096
Sun Life Financial, Inc.	32,328	1,047,233
Suncor Energy, Inc.	68,222	1,907,747
Teck Resources, Ltd. Class B (a)	40,589	309,097
TELUS Corp.	19,026	621,917
Toronto-Dominion Bank (a)	80,881	3,505,500
TransCanada Corp. (a)	34,176	1,349,126
Turquoise Hill Resources, Ltd. (b)	10,262	26,340
West Fraser Timber Co., Ltd.	809	32,593
Yamana Gold, Inc.	34,468	104,993

		47,020,289

CHILE — 0.4%
Embotelladora Andina SA Class B, Preference Shares	14,588	47,970
Empresa Nacional de Electricidad SA ADR	28,374	1,180,642
Enersis Americas SA ADR	87,486	1,216,055
Sociedad Quimica y Minera de Chile SA ADR	6,654	136,740
SONDA SA	86,523	166,912

		2,748,319

CHINA — 5.3%
58.com, Inc. ADR (a) (b)	1,868	103,954
AAC Technologies Holdings, Inc.	46,000	351,677
Agricultural Bank of China, Ltd. Class H (a)	1,329,000	478,036
Air China, Ltd. Class H	64,000	45,464
Alibaba Group Holding, Ltd. ADR (a) (b)	17,010	1,344,300
Alibaba Health Information Technology, Ltd. (b)	84,000	51,224

Anhui Conch Cement Co., Ltd. Class H	8,500	22,794
ANTA Sports Products, Ltd.	29,000	63,858
AviChina Industry & Technology Co., Ltd. Class H	363,000	272,371
Baidu, Inc. ADR (b)	5,212	994,867
Bank of China, Ltd. Class H	3,899,436	1,618,785
Bank of Communications Co., Ltd. Class H	734,710	483,078
Beijing Enterprises Water Group, Ltd. (a) (b)	58,000	36,341
Belle International Holdings, Ltd.	348,000	201,445
Brilliance China Automotive Holdings, Ltd. (a)	160,000	165,641
Byd Co., Ltd. Class H (a) (b)	24,500	140,559
CGN Power Co., Ltd. Class H (a) (e)	109,400	37,094
China CITIC Bank Corp., Ltd. Class H (b)	346,000	211,885
China Coal Energy Co., Ltd. Class H (a)	40,000	16,605
China Communications Construction Co., Ltd. Class H	214,000	255,755
China Conch Venture Holdings, Ltd.	16,000	31,560
China Construction Bank Corp. Class H	2,949,720	1,882,424
China COSCO Holdings Co., Ltd. Class H (a) (b)	412,295	159,995
China Everbright Bank Co., Ltd. Class H	36,000	17,497
China Everbright International, Ltd.	26,000	29,028
China Everbright, Ltd.	44,000	92,350
China Galaxy Securities Co., Ltd. Class H	118,500	115,344
China Huishan Dairy Holdings Co., Ltd. (a)	311,000	117,078
China International Marine Containers Group Co., Ltd. Class H	40,600	63,649
China Life Insurance Co., Ltd. Class H	374,000	922,879
China Mengniu Dairy Co., Ltd.	276,000	439,092
China Merchants Bank Co., Ltd. Class H	273,014	573,725
China Merchants Holdings International Co., Ltd.	243,051	722,270
China Minsheng Banking Corp., Ltd. Class H	194,000	181,081
China Mobile, Ltd.	298,500	3,326,908
China Oilfield Services, Ltd. Class H (a)	100,000	78,128
China Overseas Land & Investment, Ltd.	236,000	746,956
China Pacific Insurance Group Co., Ltd. Class H	118,200	441,923
China Petroleum & Chemical Corp. Class H	1,513,800	993,385
China Railway Construction Corp., Ltd. Class H (a)	84,500	100,552
China Railway Group, Ltd. Class H	171,000	129,850
China Resources Beer Holdings Co., Ltd.	175,753	327,191
China Resources Land, Ltd.	52,000	133,410

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Shenhua Energy Co., Ltd. Class H	115,500	$181,666
China Southern Airlines Co., Ltd. Class H	110,000	69,348
China Taiping Insurance Holdings Co., Ltd. (b)	83,800	184,096
China Telecom Corp., Ltd. Class H	1,120,000	592,016
China Unicom Hong Kong, Ltd.	464,000	612,561
CITIC Securities Co., Ltd. Class H	74,000	173,443
CITIC, Ltd. (a)	236,000	359,026
CNOOC, Ltd.	1,059,217	1,250,869
COSCO Pacific, Ltd.	436,252	571,429
CRRC Corp., Ltd. Class H (a)	181,000	182,247
CSPC Pharmaceutical Group, Ltd.	274,000	247,981
Ctrip.com International, Ltd. ADR (b)	6,292	278,484
Dalian Wanda Commercial Properties Co., Ltd. Class H (e)	4,600	27,251
Datang International Power Generation Co., Ltd. Class H	52,000	16,023
ENN Energy Holdings, Ltd.	22,000	120,685
Evergrande Real Estate Group, Ltd. (a)	159,000	122,788
Fosun International, Ltd.	51,000	72,589
Geely Automobile Holdings, Ltd. (a)	490,000	242,582
GF Securities Co., Ltd. Class H (a) (b)	86,800	211,725
GOME Electrical Appliances Holding, Ltd. (a)	954,000	137,752
Great Wall Motor Co., Ltd. Class H	154,500	125,488
Guangzhou Automobile Group Co., Ltd. Class H	104,000	108,203
Haitong Securities Co., Ltd. Class H	91,200	155,909
Hengan International Group Co., Ltd.	58,500	507,578
Huadian Power International Corp., Ltd. Class H	72,000	45,855
Huaneng Power International, Inc. Class H	528,000	472,416
Huaneng Renewables Corp., Ltd. Class H	580,000	180,209
Huatai Securities Co., Ltd. Class H (b) (e)	94,200	224,189
Industrial & Commercial Bank of China, Ltd. Class H	3,185,045	1,782,119
JD.com, Inc. ADR (b)	4,622	122,483
Jiangsu Expressway Co., Ltd. Class H	14,000	18,843
Kingsoft Corp., Ltd. (a)	73,000	171,099
Lenovo Group, Ltd. (a)	284,000	221,150
NetEase, Inc. ADR	1,474	211,637
New China Life Insurance Co., Ltd. Class H	42,100	148,447
PetroChina Co., Ltd. Class H	1,084,000	721,125
PICC Property & Casualty Co., Ltd. Class H	273,610	501,606
Ping An Insurance Group Co. of China, Ltd. Class H	234,000	1,119,235
Qihoo 360 Technology Co., Ltd. ADR (a) (b)	1,474	111,361
Qunar Cayman Islands, Ltd. ADR (a) (b)	3,446	136,806
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	124,000	78,973

Shanghai Electric Group Co., Ltd. Class H (a)	168,000	76,673
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	35,900	119,762
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	17,900	35,354
Sinopec Shanghai Petrochemical Co., Ltd. Class H (b)	160,000	81,067
Sinopharm Group Co., Ltd. Class H	36,000	162,675
Sinotrans, Ltd. Class H	56,000	24,475
SouFun Holdings, Ltd. ADR (a)	13,404	80,290
Sunac China Holdings, Ltd.	81,300	54,713
Tencent Holdings, Ltd.	247,700	5,058,393
Tingyi Cayman Islands Holding Corp. (a)	232,000	259,322
TravelSky Technology, Ltd. Class H	56,000	91,690
Tsingtao Brewery Co., Ltd. Class H (a)	8,000	30,374
Vipshop Holdings, Ltd. ADR (b)	11,200	144,256
Want Want China Holdings, Ltd. (a)	116,000	85,992
Yanzhou Coal Mining Co., Ltd. Class H (a)	230,000	120,092
Zhuzhou CRRC Times Electric Co., Ltd.	43,500	254,050
Zijin Mining Group Co., Ltd. Class H (a)	894,000	276,618
ZTE Corp. Class H	22,600	41,258

		38,338,354

COLOMBIA — 0.1%
Banco Davivienda SA Preference Shares	9,423	86,221
Bancolombia SA ADR	14,985	512,187
Cementos Argos SA	13,503	52,245
Corp. Financiera Colombiana SA	31	401

		651,054

DENMARK — 1.4%
AP Moeller — Maersk A/S Class B	585	768,612
Danske Bank A/S	39,404	1,114,989
DSV A/S	30,283	1,262,651
Novo Nordisk A/S Class B	110,192	5,986,616
Novozymes A/S Class B	3,586	161,475
Pandora A/S	4,753	623,391
Vestas Wind Systems A/S	8,295	586,161

		10,503,895

EGYPT — 0.1% (f)
Commercial International Bank Egypt SAE	39,250	169,642
Global Telecom Holding SAE (b)	519,268	178,938

		348,580

FINLAND — 0.9%
Elisa Oyj (a)	19,341	753,108
Fortum Oyj (a)	6,844	103,806
Kone Oyj Class B (a)	19,186	926,134
Metso Oyj (a)	15,317	366,021
Neste Oyj (a)	13,798	454,724
Nokia Oyj (c)	123,102	732,968
Nokia Oyj (b) (c)	65,225	386,576
Sampo Oyj Class A	25,303	1,203,533

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Stora Enso Oyj Class R	40,834	$365,977
UPM-Kymmene Oyj	36,451	661,281
Wartsila Oyj Abp	13,930	631,307

		6,585,435

FRANCE — 6.8%
Accor SA	14,174	601,500
Air Liquide SA	17,371	1,957,541
Airbus Group SE	27,753	1,845,374
Alstom SA (b)	12,402	317,491
AXA SA	78,806	1,858,033
BNP Paribas SA	49,989	2,519,561
Bouygues SA	14,045	573,779
Cap Gemini SA	9,126	858,794
Carrefour SA	37,036	1,020,502
Cie de Saint-Gobain	9,832	433,933
Cie Generale des Etablissements Michelin	1,477	151,363
Credit Agricole SA	46,752	507,083
Danone SA	31,363	2,234,090
Engie SA	54,549	847,881
Essilor International SA	18,851	2,331,835
Hermes International	599	211,228
Kering	5,916	1,059,102
L’Oreal SA	15,224	2,731,524
Lagardere SCA	10,534	280,294
Legrand SA	11,678	655,336
LVMH Moet Hennessy Louis Vuitton SE	12,397	2,126,115
Numericable-SFR SA	2,017	85,020
Orange SA	103,946	1,823,564
Pernod Ricard SA	10,798	1,205,877
Peugeot SA (b)	1,901	32,624
Publicis Groupe SA (b)	14,304	1,005,881
Renault SA	13,389	1,332,280
Safran SA	5,496	385,047
Sanofi	54,551	4,404,914
Schneider Electric SE	28,321	1,792,454
Societe Generale SA	33,623	1,244,475
Sodexo SA	8,214	886,792
Technip SA	8,893	493,628
TOTAL SA	94,467	4,312,456
Unibail-Rodamco SE	4,107	1,131,656
Valeo SA (b)	709	110,526
Veolia Environnement SA	24,959	602,118
Vinci SA	29,627	2,210,363
Vivendi SA	72,073	1,517,778
Zodiac Aerospace	2,638	52,938

		49,752,750

GERMANY — 6.4%
adidas AG	17,687	2,075,989
Allianz SE	23,617	3,847,180
BASF SE	45,968	3,472,983
Bayer AG	38,610	4,544,998
Bayerische Motoren Werke AG	15,305	1,407,474
Commerzbank AG (b)	34,769	302,744
Continental AG	915	208,538
Daimler AG	49,520	3,801,726
Deutsche Bank AG	53,624	913,553

Deutsche Boerse AG	14,982	1,280,285
Deutsche Lufthansa AG (b)	21,668	350,747
Deutsche Post AG	57,823	1,609,088
Deutsche Telekom AG	157,202	2,825,927
E.ON SE	100,441	965,793
Fresenius Medical Care AG & Co. KGaA	16,277	1,443,812
Henkel AG & Co. KGaA Preference Shares	1,374	151,720
KS AG (a)	3,439	80,593
Linde AG	7,404	1,080,388
MAN SE (b)	8,444	915,279
Merck KGaA	11,952	998,475
METRO AG (a)	10,651	330,500
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,914	2,426,818
OSRAM Licht AG	4,363	225,250
RWE AG	25,901	335,739
SAP SE	49,761	4,031,738
Siemens AG	45,045	4,781,488
ThyssenKrupp AG	21,211	441,363
TUI AG	4,798	74,410
Volkswagen AG	3,324	483,142
Volkswagen AG Preference Shares	6,250	796,617
Vonovia SE	4,585	165,236

		46,369,593

GREECE — 0.1%
Alpha Bank AE (b)	55,361	123,650
Eurobank Ergasias SA (b)	73,910	65,611
Hellenic Telecommunications Organization SA	2,345	21,244
JUMBO SA (b)	16,158	219,113
National Bank of Greece SA (b)	269,231	76,701
OPAP SA	23,244	163,694
Piraeus Bank SA (b)	361,663	93,554

		763,567

HONG KONG — 2.4%
AIA Group, Ltd.	563,000	3,190,059
Alibaba Pictures Group, Ltd. (a) (b)	510,000	116,379
Bank of East Asia, Ltd. (a)	249,175	931,609
BOC Hong Kong Holdings, Ltd.	90,500	270,104
Cheung Kong Property Holdings, Ltd.	146,032	940,405
CK Hutchison Holdings, Ltd.	155,032	2,012,715
Galaxy Entertainment Group, Ltd.	97,000	363,912
Goldin Properties Holdings, Ltd. (a) (b)	132,000	63,477
Hanergy Thin Film Power Group, Ltd. (a) (b) (d)	448,000	—
Hang Lung Properties, Ltd.	236,000	450,912
Hang Seng Bank, Ltd.	600	10,605
Henderson Land Development Co., Ltd.	106,813	656,173
Hong Kong & China Gas Co., Ltd.	687,135	1,284,522
Hong Kong Exchanges and Clearing, Ltd.	61,976	1,492,560
Imperial Pacific International Holdings, Ltd. (a) (b)	3,097,800	62,303
Li & Fung, Ltd. (a)	472,000	279,310

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Link REIT	194,786	$1,155,173
New World Development Co., Ltd.	485,989	463,023
Noble Group, Ltd. (a) (b)	148,100	48,391
Sands China, Ltd.	141,200	575,245
Shangri-La Asia, Ltd.	234,333	267,367
Sino Biopharmaceutical, Ltd.	436,000	327,145
SJM Holdings, Ltd. (a)	38,000	27,141
Sun Art Retail Group, Ltd. (a)	145,000	102,629
Sun Hung Kai Properties, Ltd.	105,185	1,286,242
Swire Pacific, Ltd. Class A	69,506	748,239
Techtronic Industries Co., Ltd.	63,500	250,920
WH Group, Ltd. (b) (e)	138,601	100,423

		17,476,983

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	7,280	438,059
OTP Bank PLC	2,643	66,395

		504,454

INDIA — 1.7%
ACC, Ltd.	2,098	43,780
Ambuja Cements, Ltd.	20,239	71,072
Apollo Hospitals Enterprise, Ltd.	4,882	97,998
Aurobindo Pharma, Ltd.	5,555	62,485
Bajaj Auto, Ltd.	34	1,235
Bharat Forge, Ltd.	3,197	42,150
Bharat Heavy Electricals, Ltd.	2,504	4,305
Bharti Airtel, Ltd.	17,726	93,900
Bharti Infratel, Ltd.	20,437	117,874
Bosch, Ltd.	74	23,226
Dabur India, Ltd.	35,548	134,145
Dr Reddy’s Laboratories, Ltd. ADR (a)	15,494	700,174
Eicher Motors, Ltd.	477	138,158
GlaxoSmithKline Consumer Healthcare, Ltd.	497	45,306
Glenmark Pharmaceuticals, Ltd.	1,207	14,491
Godrej Consumer Products, Ltd.	7,662	159,760
HCL Technologies, Ltd.	24,268	298,336
Hindustan Unilever, Ltd.	26,989	354,365
Housing Development Finance Corp., Ltd.	56,175	937,855
ICICI Bank, Ltd. ADR	117,677	842,567
Idea Cellular, Ltd.	18,100	30,120
Indiabulls Housing Finance, Ltd.	14,192	139,279
Infosys, Ltd. ADR (a)	120,798	2,297,578
ITC, Ltd.	58,344	289,198
LIC Housing Finance, Ltd.	19,835	147,709
Lupin, Ltd.	6,402	143,005
Mahindra & Mahindra Financial Services, Ltd.	31,650	116,640
Mahindra & Mahindra, Ltd. GDR	20,496	367,903
Marico, Ltd.	55,997	206,577
Motherson Sumi Systems, Ltd.	8,362	33,645
Nestle India, Ltd.	713	61,988
Reliance Industries, Ltd. GDR (e)	53,911	1,652,372
Shree Cement, Ltd.	504	94,529
Shriram Transport Finance Co., Ltd.	7,124	102,537
Siemens, Ltd.	6,400	106,279
State Bank of India	6,631	19,451
Sun Pharmaceutical Industries, Ltd.	30,735	380,576

Tata Consultancy Services, Ltd.	7,601	289,279
Tata Motors, Ltd. ADR (a) (b)	34,356	998,042
Tech Mahindra, Ltd.	5,610	40,235
United Breweries, Ltd.	5,958	74,436
United Spirits, Ltd. (b)	1,634	61,671
UPL, Ltd.	12,591	90,826
Zee Entertainment Enterprises, Ltd.	21,832	127,568

		12,054,625

INDONESIA — 0.7%
Astra Agro Lestari Tbk PT	165,700	227,431
Astra International Tbk PT	1,896,600	1,036,980
Bank Central Asia Tbk PT	412,000	413,243
Bank Danamon Indonesia Tbk PT	9,200	2,637
Bank Mandiri Persero Tbk PT	476,500	370,132
Bank Rakyat Indonesia Persero Tbk PT	1,391,400	1,198,850
Bumi Serpong Damai Tbk PT	119,500	16,537
Charoen Pokphand Indonesia Tbk PT	1,209,800	327,540
Gudang Garam Tbk PT	57,000	280,701
Matahari Department Store Tbk PT	32,100	44,422
Summarecon Agung Tbk PT	335,300	40,079
Surya Citra Media Tbk PT	19,900	4,712
Telekomunikasi Indonesia Persero Tbk PT	3,240,500	812,569

		4,775,833

IRELAND — 0.7%
Bank of Ireland (b)	1,324,146	384,777
CRH PLC	31,295	885,493
Experian PLC	44,935	804,084
James Hardie Industries PLC	81,345	1,117,583
Kerry Group PLC Class A	5,237	488,646
Shire PLC	25,892	1,473,325

		5,153,908

ISRAEL — 0.5%
Bank Hapoalim BM	136,237	706,642
Bank Leumi Le-Israel BM (b)	132,670	476,052
NICE-Systems, Ltd.	6,221	407,894
Teva Pharmaceutical Industries, Ltd. ADR (a)	44,237	2,367,122

		3,957,710

ITALY — 1.4%
Assicurazioni Generali SpA	54,870	814,729
Atlantia SpA	41,416	1,150,157
Banca Monte dei Paschi di Siena SpA (b)	239,953	137,540
Banco Popolare SC (a) (b)	13,311	91,694
Enel SpA	313,206	1,391,251
Eni SpA	107,948	1,636,062
Ferrari NV (a) (b)	8,920	371,015
Finmeccanica SpA (b)	55,360	703,403
Intesa Sanpaolo SpA	565,033	1,567,213
Mediobanca SpA	37,522	270,659
Saipem SpA (b)	550,488	220,875
Telecom Italia SpA/Milano (a) (b)	772,830	834,884
UniCredit SpA	118,708	428,818
Unione di Banche Italiane SpA	55,227	204,661

		9,822,961

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

JAPAN — 16.0%
Acom Co., Ltd. (a) (b)	1,800	$9,080
Aeon Co., Ltd. (a)	34,900	504,893
Aisin Seiki Co., Ltd.	23,300	878,972
Ajinomoto Co., Inc.	1,000	22,594
Alps Electric Co., Ltd.	600	10,474
Asahi Glass Co., Ltd.	116,000	635,758
Asahi Group Holdings, Ltd.	35,300	1,101,447
Asahi Kasei Corp. (a)	118,000	798,845
Astellas Pharma, Inc.	152,100	2,025,158
Bank of Yokohama, Ltd.	118,000	537,008
Bridgestone Corp.	35,300	1,320,668
Canon, Inc.	46,800	1,396,984
Central Japan Railway Co.	8,700	1,540,758
Chiba Bank, Ltd.	118,000	588,976
Chubu Electric Power Co., Inc.	47,000	657,151
Credit Saison Co., Ltd.	34,800	606,550
Dai-ichi Life Insurance Co., Ltd.	26,900	326,093
Daiichi Sankyo Co., Ltd.	47,100	1,048,692
Daikin Industries, Ltd.	22,400	1,676,487
Daiwa Securities Group, Inc.	116,000	714,505
Denso Corp.	23,600	949,921
Dentsu, Inc. (a)	2,200	110,592
East Japan Railway Co.	19,400	1,676,518
Eisai Co., Ltd.	11,800	710,761
Electric Power Development Co., Ltd.	11,800	369,029
FANUC Corp.	10,600	1,649,015
Fast Retailing Co., Ltd.	1,400	448,668
Fuji Heavy Industries, Ltd.	5,400	190,978
FUJIFILM Holdings Corp.	35,000	1,386,049
Fujitsu, Ltd.	118,000	437,375
Hitachi, Ltd.	235,000	1,101,037
Honda Motor Co., Ltd. (a)	82,400	2,262,435
Hoya Corp.	23,600	898,898
Inpex Corp.	46,400	352,350
ITOCHU Corp.	117,700	1,451,419
Japan Real Estate Investment Corp.	236	1,364,829
Japan Retail Fund Investment Corp. REIT	472	1,134,698
Japan Tobacco, Inc.	47,100	1,965,381
JFE Holdings, Inc. (a)	35,000	472,085
Joyo Bank, Ltd. (a)	118,000	405,249
JSR Corp.	23,600	339,738
JX Holdings, Inc. (a)	192,108	741,461
Kajima Corp.	118,000	741,207
Kamigumi Co., Ltd.	117,000	1,102,389
Kansai Electric Power Co., Inc. (b)	58,400	517,881
KDDI Corp.	70,800	1,893,543
Keikyu Corp. (a)	117,423	1,034,288
Keyence Corp.	300	163,860
Kintetsu Group Holdings Co., Ltd. (a)	235,000	953,423
Kobe Steel, Ltd.	236,000	207,874
Komatsu, Ltd.	58,800	1,002,365
Konica Minolta, Inc.	59,000	501,837
Kose Corp. (a)	200	19,485
Kubota Corp.	98,800	1,350,649
Kyocera Corp.	23,400	1,032,019
LIXIL Group Corp. (a)	23,300	475,764
Makita Corp. (a)	11,600	720,388

Marubeni Corp. (a)	117,000	593,354
Marui Group Co., Ltd. (a)	54,000	774,963
MEIJI Holdings Co., Ltd.	3,200	257,663
Mitsubishi Chemical Holdings Corp.	118,000	616,798
Mitsubishi Corp.	82,400	1,397,343
Mitsubishi Electric Corp.	117,000	1,227,826
Mitsubishi Estate Co., Ltd.	100,618	1,871,453
Mitsubishi Heavy Industries, Ltd.	235,000	874,180
Mitsubishi UFJ Financial Group, Inc.	487,600	2,262,408
Mitsui & Co., Ltd. (a)	117,700	1,356,124
Mitsui Chemicals, Inc.	118,000	393,701
Mitsui Fudosan Co., Ltd.	21,000	524,650
Mizuho Financial Group, Inc. (a)	676,600	1,011,935
MS&AD Insurance Group Holdings, Inc.	35,300	984,926
Murata Manufacturing Co., Ltd.	11,800	1,424,672
NEC Corp.	122,000	307,185
Nidec Corp. (a)	16,700	1,144,239
Nintendo Co., Ltd.	4,000	569,420
Nippon Steel & Sumitomo Metal Corp. (a)	47,100	906,003
Nippon Telegraph & Telephone Corp.	47,000	2,027,279
Nippon Yusen KK (a)	118,000	227,822
Nissan Motor Co., Ltd.	117,700	1,090,658
Nitori Holdings Co., Ltd.	100	9,173
Nitto Denko Corp.	11,700	651,336
Nomura Holdings, Inc.	130,100	582,119
NTT Data Corp.	11,800	593,176
NTT DOCOMO, Inc. (a)	88,900	2,018,927
Obayashi Corp.	104,900	1,035,980
Ono Pharmaceutical Co., Ltd. (a)	3,000	127,185
Oriental Land Co., Ltd.	2,900	205,641
ORIX Corp.	105,000	1,499,867
Osaka Gas Co., Ltd.	235,000	904,079
Panasonic Corp.	119,200	1,096,074
Rakuten, Inc. (a)	16,700	161,287
Resona Holdings, Inc.	35,300	126,131
Rohm Co., Ltd.	11,600	489,203
Ryohin Keikaku Co., Ltd.	400	84,701
Secom Co., Ltd.	11,800	878,320
Seven & i Holdings Co., Ltd.	47,100	2,008,125
Shin-Etsu Chemical Co., Ltd.	23,500	1,217,705
Shionogi & Co., Ltd.	5,000	235,642
Shiseido Co., Ltd.	6,000	134,099
Shizuoka Bank, Ltd.	117,000	845,269
SoftBank Group Corp.	47,100	2,248,664
Sompo Japan Nipponkoa Holdings, Inc.	35,200	998,422
Sony Corp.	58,600	1,508,339
Sumitomo Chemical Co., Ltd.	118,000	534,383
Sumitomo Corp. (a)	58,900	586,144
Sumitomo Electric Industries, Ltd.	47,100	573,690
Sumitomo Mitsui Financial Group, Inc.	35,300	1,071,610
Sumitomo Mitsui Trust Holdings, Inc.	117,000	343,104
T&D Holdings, Inc.	23,300	217,566
Takeda Pharmaceutical Co., Ltd. (a)	47,100	2,152,281
TDK Corp.	11,800	656,168
Teijin, Ltd.	218,000	760,319
Terumo Corp.	32,700	1,173,936

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Tohoku Electric Power Co., Inc.	23,700	$306,174
Tokio Marine Holdings, Inc.	35,300	1,193,469
Tokyo Electric Power Co., Inc. (b)	82,300	453,256
Tokyo Electron, Ltd.	11,800	770,184
Tokyo Gas Co., Ltd.	235,000	1,097,064
Tokyu Corp.	118,000	990,026
Toppan Printing Co., Ltd. (a)	118,000	991,076
Toray Industries, Inc.	118,000	1,007,034
Toshiba Corp. (a) (b)	118,000	229,921
Toyota Motor Corp.	123,900	6,561,260
Toyota Tsusho Corp.	35,300	798,682
West Japan Railway Co.	17,900	1,106,696
Yahoo! Japan Corp. (a)	153,100	652,475
Yakult Honsha Co., Ltd. (a)	900	39,917
Yamada Denki Co., Ltd. (a)	71,100	336,538
Yamaha Corp.	46,200	1,393,461
Yamaha Motor Co., Ltd.	47,100	784,476

		116,821,527

LUXEMBOURG — 0.0% (f)
ArcelorMittal (a)	65,791	298,014

MACAU — 0.0% (f)
MGM China Holdings, Ltd. (a)	29,200	44,648
Wynn Macau, Ltd. (b)	32,000	49,506

		94,154

MALAYSIA — 0.6%
AirAsia Bhd	322,700	151,363
Alliance Financial Group Bhd	396,600	421,861
AMMB Holdings Bhd	125,300	147,733
Astro Malaysia Holdings Bhd	65,500	50,197
Berjaya Sports Toto Bhd	597,840	484,218
British American Tobacco Malaysia Bhd	22,700	314,420
Bumi Armada Bhd (b)	159,900	32,378
CIMB Group Holdings Bhd	227,800	283,181
Dialog Group Bhd	105,100	43,101
Felda Global Ventures Holdings Bhd	401,700	155,470
Gamuda Bhd	29,800	37,579
Genting Bhd	111,300	279,569
Genting Malaysia Bhd	282,100	328,267
Genting Plantations Bhd	123,200	353,669
Hong Leong Financial Group Bhd	18,639	74,145
IOI Properties Group Bhd	89,000	52,695
Lafarge Malaysia Bhd	113,900	262,745
Malaysia Airports Holdings Bhd	20,200	35,207
Petronas Chemicals Group Bhd	15,200	26,142
PPB Group Bhd	65,300	279,511
RHB Capital Bhd	51,000	77,124
SapuraKencana Petroleum Bhd	99,000	47,197
Tenaga Nasional Bhd	50,200	179,364
UMW Holdings Bhd	27,200	47,895
Westports Holdings Bhd	90,100	95,377

		4,260,408

MEXICO — 1.1%
America Movil SAB de CV Series L (a)	2,196,137	1,721,003
Cemex SAB de CV (a) (b)	923,435	676,233
Fomento Economico Mexicano SAB de CV	159,059	1,548,105

Fresnillo PLC	12,877	176,290
Gentera SAB de CV	84,986	168,407
Grupo Financiero Banorte SAB de CV Series O	245,871	1,397,804
Grupo Mexico SAB de CV Series B	138,016	335,421
Grupo Televisa SAB Series CPO (a)	215,626	1,197,171
Industrias Penoles SAB de CV (a)	9,930	125,868
Kimberly-Clark de Mexico SAB de CV Class A	80,680	195,701
La Comer SAB de CV (a) (b)	1,247	1,357
Wal-Mart de Mexico SAB de CV	95,005	227,288

		7,770,648

NETHERLANDS — 2.8%
Akzo Nobel NV	15,624	1,066,480
Altice NV Class A (b)	14,905	265,985
Altice NV Class B (b)	2,667	48,125
ASML Holding NV	18,450	1,877,086
Heineken NV	14,981	1,359,753
ING Groep NV	144,909	1,755,344
Koninklijke Ahold NV	55,159	1,242,672
Koninklijke DSM NV	12,772	703,484
Koninklijke KPN NV	312,638	1,312,131
Koninklijke Philips NV	56,389	1,608,702
Royal Dutch Shell PLC Class A	177,859	4,304,923
Royal Dutch Shell PLC Class B	162,979	3,982,245
TNT Express NV	31,537	283,407
Wolters Kluwer NV	21,730	868,666

		20,679,003

NEW ZEALAND — 0.0% (f)
Meridian Energy, Ltd.	56,981	103,652
Mighty River Power, Ltd.	7,400	15,003
Spark New Zealand, Ltd.	3,125	7,919

		126,574

NORWAY — 0.5%
DNB ASA	87,158	1,031,091
Norsk Hydro ASA	143,325	590,368
Statoil ASA	50,524	795,923
Telenor ASA	45,748	740,596
Yara International ASA	11,715	441,052

		3,599,030

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	12,280	90,381
Credicorp, Ltd.	3,414	447,268

		537,649

PHILIPPINES — 0.3%
Alliance Global Group, Inc.	364,900	130,760
Ayala Land, Inc.	74,100	56,728
BDO Unibank, Inc.	20,360	45,234
DMCI Holdings, Inc.	418,150	121,690
Energy Development Corp.	217,200	27,737
Globe Telecom, Inc.	1,675	80,758
GT Capital Holdings, Inc.	4,940	149,128
JG Summit Holdings, Inc.	60,740	104,674
Jollibee Foods Corp.	65,210	321,483
Megaworld Corp.	1,032,000	93,013

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Metro Pacific Investments Corp.	1,277,000	$162,797
Philippine Long Distance Telephone Co. ADR	14,712	637,177
SM Prime Holdings, Inc.	45,300	21,595
Universal Robina Corp.	38,420	180,898

		2,133,672

POLAND — 0.2%
Alior Bank SA (b)	19,320	337,201
Bank Millennium SA (b)	78,141	122,400
Bank Zachodni WBK SA (b)	674	55,577
CCC SA	4,654	199,757
Enea SA	34,732	111,235
Energa SA	21,649	76,256
Eurocash SA	14,756	211,514
Grupa Azoty SA (b)	2,247	58,139
LPP SA	48	70,931
Orange Polska SA	56,486	102,291
Polski Koncern Naftowy Orlen SA	10,895	216,325
Powszechna Kasa Oszczednosci Bank Polski SA (b)	6,789	50,709

		1,612,335

PORTUGAL — 0.0% (f)
Banco Comercial Portugues SA (a) (b)	2,010,258	81,781
Jeronimo Martins SGPS SA	12,628	206,932

		288,713

RUSSIA — 0.8%
Gazprom PAO ADR	276,155	1,191,056
Lukoil PJSC ADR	33,545	1,288,631
MMC Norilsk Nickel PJSC ADR	22,960	297,562
Mobile TeleSystems PJSC ADR	55,142	446,099
RusHydro PJSC ADR (c)	40,054	41,664
RusHydro PJSC ADR (c)	41,949	42,159
Sberbank of Russia PJSC ADR	76,852	534,890
Surgutneftegas OAO ADR	77,521	519,391
Tatneft PAO ADR	38,693	1,231,985
Urakali PJSC (b)	67,265	171,130

		5,764,567

SINGAPORE — 1.1%
CapitaLand, Ltd. (a)	235,000	535,757
DBS Group Holdings, Ltd.	122,136	1,394,959
Singapore Exchange, Ltd.	235,000	1,387,383
Singapore Press Holdings, Ltd. (a)	353,000	1,048,567
Singapore Telecommunications, Ltd.	786,900	2,232,257
United Overseas Bank, Ltd.	118,959	1,666,981

		8,265,904

SOUTH AFRICA — 1.3%
Anglo American Platinum, Ltd. (a) (b)	9,276	228,229
AngloGold Ashanti, Ltd. (b)	24,559	341,468
Brait SE (a) (b)	19,188	217,868
Capitec Bank Holdings, Ltd.	3,033	118,167
Coronation Fund Managers, Ltd. (a)	1,787	8,918
Discovery, Ltd. (a)	59,783	493,856
FirstRand, Ltd. (a)	230,801	759,032
Foschini Group, Ltd.	4,700	45,198
Gold Fields, Ltd.	55,922	222,236
Impala Platinum Holdings, Ltd. (a) (b)	35,407	113,144
Imperial Holdings, Ltd. (a)	98	1,002

Massmart Holdings, Ltd. (a)	1,144	9,865
Mr. Price Group, Ltd.	7,021	84,698
MTN Group, Ltd. (a)	86,803	797,917
Naspers, Ltd. Class N	20,137	2,821,754
Pioneer Foods Group, Ltd.	4,496	42,502
PSG Group, Ltd.	9,591	130,745
Rand Merchant Investment Holdings, Ltd. (a)	20,621	58,352
Remgro, Ltd.	21,127	359,366
Resilient REIT, Ltd.	1,467	13,519
Sanlam, Ltd.	226,980	1,056,966
Sasol, Ltd.	29,988	900,252
Standard Bank Group, Ltd.	77,163	695,034
Truworths International, Ltd. (a)	14,358	95,883
Woolworths Holdings, Ltd.	5,480	33,410

		9,649,381

SOUTH KOREA — 3.5%
Amorepacific Corp.	241	81,450
Amorepacific Corp. Preference Shares	1,247	240,437
AMOREPACIFIC Group	325	41,634
BGF retail Co., Ltd.	674	96,656
Celltrion, Inc. (a) (b)	4,962	476,415
CJ CheilJedang Corp.	1,434	435,742
CJ Corp.	446	76,244
Coway Co., Ltd.	50	4,219
E-MART, Inc.	1,662	255,055
Hana Financial Group, Inc.	27,905	605,145
Hanmi Pharm Co., Ltd.	188	114,911
Hanmi Science Co., Ltd.	439	57,197
Hanssem Co., Ltd.	674	131,724
Hotel Shilla Co., Ltd.	625	36,344
Hyundai Department Store Co., Ltd.	2,773	333,410
Hyundai Development Co-Engineering & Construction	6,987	280,739
Hyundai Heavy Industries Co., Ltd. (a) (b)	3,225	300,335
Hyundai Mobis Co., Ltd.	3,883	845,459
Hyundai Motor Co.	8,557	1,141,083
Hyundai Steel Co.	3,935	190,969
KB Financial Group, Inc.	28,150	783,996
Kia Motors Corp.	17,001	718,038
Korea Aerospace Industries, Ltd.	2,707	154,334
Korea Electric Power Corp. ADR (b)	33,289	857,192
Korea Zinc Co., Ltd.	1,684	709,029
KT Corp. ADR (b)	23,196	311,290
KT&G Corp.	8,224	791,046
LG Chem, Ltd. Preference Shares	3,972	788,426
LG Electronics, Inc.	9,221	496,689
LG Household & Health Care, Ltd.	799	660,244
Lotte Chemical Corp.	1,626	485,554
NAVER Corp.	1,697	945,251
NCSoft Corp.	1,435	318,094
POSCO ADR	16,961	802,764
Samsung C&T Corp.	2,693	336,743
Samsung Electronics Co., Ltd. GDR	11,192	6,373,844
Samsung Fire & Marine Insurance Co., Ltd.	2,866	739,306
Samsung Heavy Industries Co., Ltd. (a) (b)	8,164	78,884

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Samsung SDS Co., Ltd.	829	$126,858
Samsung Securities Co., Ltd.	14,248	497,733
Shinhan Financial Group Co., Ltd.	24,989	884,973
SK Holdings Co., Ltd.	2,617	510,310
SK Hynix, Inc.	20,933	515,271
SK Innovation Co., Ltd.	4,570	687,338
SK Telecom Co., Ltd. ADR	11,518	232,318

		25,550,693

SPAIN — 2.2%
Abertis Infraestructuras SA	51,995	856,176
ACS Actividades de Construccion y Servicios SA	25,048	747,553
Aena SA (b) (e)	591	76,406
Amadeus IT Holding SA Class A (b)	14,409	618,862
Banco Bilbao Vizcaya Argentaria SA	256,993	1,710,868
Banco de Sabadell SA (a)	66,626	120,111
Banco Popular Espanol SA (a)	86,656	225,839
Banco Santander SA	599,529	2,646,692
Distribuidora Internacional de Alimentacion SA (a)	46,846	243,748
Ferrovial SA (b)	67,623	1,455,275
Gas Natural SDG SA	19,683	398,577
Iberdrola SA	276,548	1,847,038
Industria de Diseno Textil SA	56,182	1,892,817
Mapfre SA	134,608	291,292
Repsol SA	67,225	759,934
Telefonica SA	202,706	2,275,750

		16,166,938

SWEDEN — 2.1%
Assa Abloy AB Class B	86,059	1,700,649
Atlas Copco AB Class B	51,070	1,205,768
Hennes & Mauritz AB Class B	50,445	1,684,466
Husqvarna AB Class B	117,817	862,551
Nordea Bank AB	155,906	1,500,076
Sandvik AB	63,587	658,876
Securitas AB Class B	38,344	636,174
Skandinaviska Enskilda Banken AB Class A	68,619	656,420
Skanska AB Class B	38,231	873,870
SKF AB Class B (a)	31,304	566,095
Svenska Handelsbanken AB Class A	84,271	1,073,827
Swedbank AB Class A	41,802	901,868
Tele2 AB Class B	47,629	442,407
Telefonaktiebolaget LM Ericsson Class B	160,801	1,612,632
TeliaSonera AB	92,759	482,520
Volvo AB Class B	65,998	725,378

		15,583,577

SWITZERLAND — 6.8%
ABB, Ltd. (b)	112,047	2,192,618
Actelion, Ltd. (b)	198	29,711
Adecco SA	9,508	622,019
Aryzta AG (a) (b)	818	34,022
Cie Financiere Richemont SA	24,028	1,594,507
Coca-Cola HBC AG (b)	7,578	161,199
Credit Suisse Group AG (b)	73,503	1,044,615
Geberit AG	2,591	972,115
Givaudan SA	674	1,327,378

Glencore PLC	488,565	1,104,583
Julius Baer Group, Ltd. (b)	7,340	316,548
Kuehne + Nagel International AG	5,513	786,955
LafargeHolcim, Ltd. (b)	15,622	737,830
Lonza Group AG (b)	1,291	219,335
Nestle SA	147,397	11,058,815
Novartis AG	106,172	7,727,446
Roche Holding AG	34,122	8,433,851
SGS SA	471	999,396
Sika AG	71	282,176
Sonova Holding AG	1,387	177,856
Swatch Group AG (a)	2,686	934,273
Swiss Re AG	16,041	1,489,109
Syngenta AG	4,875	2,036,235
UBS Group AG	158,359	2,561,459
Wolseley PLC	11,729	664,040
Zurich Insurance Group AG (b)	7,472	1,742,283

		49,250,374

TAIWAN — 2.6%
Advanced Semiconductor Engineering, Inc. ADR	130,249	761,957
Advantech Co., Ltd.	14,000	102,877
Asia Pacific Telecom Co., Ltd. (b)	48,000	16,480
Asustek Computer, Inc.	11,000	98,776
AU Optronics Corp. ADR	156,867	462,758
Catcher Technology Co., Ltd.	20,000	164,057
Cathay Financial Holding Co., Ltd.	148,000	177,274
Chicony Electronics Co., Ltd.	80,425	206,910
China Airlines, Ltd. (b)	462,000	165,082
China Development Financial Holding Corp.	280,000	74,820
China Life Insurance Co., Ltd.	161,400	124,119
Chunghwa Telecom Co., Ltd. ADR	56,247	1,898,899
Compal Electronics, Inc.	151,000	94,774
CTBC Financial Holding Co., Ltd.	303,184	160,146
Delta Electronics, Inc.	35,785	157,888
E.Sun Financial Holding Co., Ltd.	173,520	97,047
Eclat Textile Co., Ltd.	15,344	201,907
Eva Airways Corp. (b)	285,000	159,396
Feng TAY Enterprise Co., Ltd.	30,390	161,468
Foxconn Technology Co., Ltd.	24,000	53,840
Fubon Financial Holding Co., Ltd.	198,000	252,237
Giant Manufacturing Co., Ltd.	17,000	98,248
Hermes Microvision, Inc.	2,000	57,171
Highwealth Construction Corp.	36,400	53,157
Hiwin Technologies Corp.	6,180	27,363
Hon Hai Precision Industry Co., Ltd. GDR	526,053	2,814,383
Hotai Motor Co., Ltd.	7,000	76,995
HTC Corp.	13,000	37,242
Innolux Corp.	161,000	56,278
Inotera Memories, Inc. (b)	1,000	906
Largan Precision Co., Ltd.	5,000	387,615
MediaTek, Inc.	43,000	330,009
Mega Financial Holding Co., Ltd.	25,948	18,463
Merida Industry Co., Ltd.	28,000	123,975
OBI Pharma, Inc. (b)	8,000	98,185
Pegatron Corp.	48,000	112,006
Phison Electronics Corp.	3,000	24,422

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Pou Chen Corp.	64,000	$81,531
Powertech Technology, Inc.	2,000	4,536
President Chain Store Corp.	15,000	109,293
Radiant Opto-Electronics Corp.	13,000	25,205
Ruentex Development Co., Ltd.	35,158	44,515
Siliconware Precision Industries Co., Ltd. ADR (a)	64,448	513,651
Standard Foods Corp.	138,000	342,170
Taishin Financial Holding Co., Ltd.	110,000	38,793
Taiwan Business Bank (b)	595,048	157,711
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	229,320	6,008,184
Teco Electric and Machinery Co., Ltd.	53,000	43,228
Transcend Information, Inc.	7,000	21,641
Uni-President Enterprises Corp.	38,000	66,710
United Microelectronics Corp. ADR (a)	828,229	1,722,716
Zhen Ding Technology Holding, Ltd.	21,000	46,980

		19,135,994

THAILAND — 0.5%
Bangkok Bank PCL	315,676	1,633,116
BEC World PCL	49,100	38,730
Bumrungrad Hospital PCL	18,500	111,484
Central Pattana PCL	48,900	71,585
Delta Electronics Thailand PCL	42,200	104,360
Indorama Ventures PCL	27,000	17,499
IRPC PCL	2,988,200	428,948
Kasikornbank PCL	38,400	191,018
Minor International PCL	57,100	60,054
PTT PCL	94,977	755,928
Thai Union Group PCL	141,400	84,004
TMB Bank PCL	716,400	51,317

		3,548,043

TURKEY — 0.4%
Akbank TAS	295,292	841,085
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	538,863	549,255
Turkiye Garanti Bankasi A/S	226,285	662,211
Turkiye Is Bankasi	467,358	773,480

		2,826,031

UNITED KINGDOM — 12.8%
3i Group PLC	138,711	909,922
Anglo American PLC	74,821	593,730
ARM Holdings PLC	11,223	163,567
AstraZeneca PLC	52,580	2,949,245
BAE Systems PLC	146,697	1,073,214
Barclays PLC	699,649	1,508,408
BP PLC	827,466	4,164,393
British American Tobacco PLC	78,689	4,625,778
British Land Co. PLC REIT	132,363	1,332,669
BT Group PLC	333,182	2,109,477
Burberry Group PLC	31,319	614,452
Capita PLC	29,492	441,692
Centrica PLC	341,377	1,117,235
CNH Industrial NV	39,534	269,180
Cobham PLC	46,227	144,246
Compass Group PLC	132,610	2,340,572
Diageo PLC	147,793	3,996,736

Fiat Chrysler Automobiles NV (a)	89,207	721,757
G4S PLC	69,385	190,080
GlaxoSmithKline PLC	202,649	4,112,696
Hammerson PLC	111,695	928,719
HSBC Holdings PLC	938,002	5,849,797
ICAP PLC	128,743	878,581
Imperial Brands PLC	53,856	2,990,241
InterContinental Hotels Group PLC	9,951	410,627
J Sainsbury PLC (a)	118,096	468,990
Land Securities Group PLC REIT	63,449	1,004,060
Lloyds Banking Group PLC	2,390,377	2,336,955
Marks & Spencer Group PLC	98,985	577,905
National Grid PLC	241,669	3,429,048
Next PLC	18,909	1,467,607
Old Mutual PLC	346,964	962,973
Pearson PLC	53,226	669,390
Prudential PLC	72,826	1,361,793
Randgold Resources, Ltd.	3,288	301,036
Reckitt Benckiser Group PLC	39,198	3,791,634
RELX NV	72,039	1,259,703
RELX PLC	77,486	1,441,136
Rio Tinto PLC	57,078	1,604,257
Rio Tinto, Ltd.	18,512	607,921
Rolls-Royce Holdings PLC (b)	86,781	850,661
Royal Bank of Scotland Group PLC (b)	130,185	416,705
RSA Insurance Group PLC	55,041	376,328
SABMiller PLC	44,249	2,706,777
Sage Group PLC	107,008	967,418
Severn Trent PLC	35,003	1,093,232
Sky PLC	76,170	1,121,066
Smith & Nephew PLC	73,780	1,217,385
Smiths Group PLC	17,681	273,443
SSE PLC	70,295	1,507,442
Standard Chartered PLC	107,649	731,148
Standard Life PLC	153,532	785,811
Tesco PLC (b)	431,482	1,189,484
Unilever NV	89,332	4,009,327
Unilever PLC	75,754	3,432,480
United Utilities Group PLC	51,859	687,976
Vodafone Group PLC	1,299,852	4,132,629
Whitbread PLC	7,575	431,147
WPP PLC	76,419	1,787,048

		93,438,929

UNITED STATES — 0.2%
Thomson Reuters Corp. (a)	23,876	971,321
Valeant Pharmaceuticals International, Inc. (b)	13,746	361,863

		1,333,184

TOTAL COMMON STOCKS (Cost $859,212,433)		720,902,821

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Gamuda Bhd (expiring 3/6/21) (b) (Cost $318)	5,366	1,513

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 5.5%
UNITED STATES — 5.5%
State Street Navigator Securities Lending Prime Portfolio (g) (h)	38,646,785	$38,646,785
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (g) (i)	1,409,566	1,409,566

		40,056,351

TOTAL SHORT-TERM INVESTMENTS (Cost $40,056,351)		40,056,351

TOTAL INVESTMENTS — 104.5% (Cost $899,269,102)		760,960,685
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(32,992,630)

NET ASSETS — 100.0%		$727,968,055

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	Investment of cash collateral for securities loaned.
(i)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$36,094,917	$—	$—		$36,094,917
Austria	1,527,123	—	—		1,527,123
Belgium	8,328,661	—	0	(a)	8,328,661
Brazil	9,388,468	—	—		9,388,468
Canada	47,020,289	—	—		47,020,289
Chile	2,748,319	—	—		2,748,319
China	38,177,334	161,020	—		38,338,354
Colombia	651,054	—	—		651,054
Denmark	10,503,895	—	—		10,503,895
Egypt	348,580	—	—		348,580
Finland	6,585,435	—	—		6,585,435
France	49,752,750	—	—		49,752,750
Germany	46,369,593	—	—		46,369,593
Greece	763,567	—	—		763,567
Hong Kong	17,476,983	—	0	(a)	17,476,983
Hungary	504,454	—	—		504,454
India	12,054,625	—	—		12,054,625
Indonesia	4,775,833	—	—		4,775,833
Ireland	5,153,908	—	—		5,153,908
Israel	3,957,710	—	—		3,957,710

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Italy	$9,822,961	$—	$—	$9,822,961
Japan	116,284,519	537,008	—	116,821,527
Luxembourg	298,014	—	—	298,014
Macau	94,154	—	—	94,154
Malaysia	4,260,408	—	—	4,260,408
Mexico	7,770,648	—	—	7,770,648
Netherlands	20,679,003	—	—	20,679,003
New Zealand	126,574	—	—	126,574
Norway	3,599,030	—	—	3,599,030
Peru	537,649	—	—	537,649
Philippines	2,133,672	—	—	2,133,672
Poland	1,612,335	—	—	1,612,335
Portugal	288,713	—	—	288,713
Russia	5,764,567	—	—	5,764,567
Singapore	8,265,904	—	—	8,265,904
South Africa	9,649,381	—	—	9,649,381
South Korea	25,550,693	—	—	25,550,693
Spain	16,166,938	—	—	16,166,938
Sweden	15,583,577	—	—	15,583,577
Switzerland	49,250,374	—	—	49,250,374
Taiwan	19,135,994	—	—	19,135,994
Thailand	3,548,043	—	—	3,548,043
Turkey	2,826,031	—	—	2,826,031
United Kingdom	93,438,929	—	—	93,438,929
United States	1,333,184	—	—	1,333,184
Warrants
Malaysia	1,513	—	—	1,513
Short-Term Investments	40,056,351	—	—	40,056,351

TOTAL INVESTMENTS	$760,262,657	$698,028	$0	$760,960,685

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 2.5%
Alumina, Ltd. (a)	24,130	$24,131
Amcor, Ltd.	2,081	22,972
AMP, Ltd.	7,318	32,594
Australia & New Zealand Banking Group, Ltd.	1,638	29,560
BHP Billiton PLC	477	5,367
BHP Billiton, Ltd.	2,032	26,354
Boral, Ltd.	6,620	31,471
Brambles, Ltd.	4,870	45,405
Coca-Cola Amatil, Ltd.	2,387	16,232
Commonwealth Bank of Australia	539	31,064
CSL, Ltd.	932	72,726
Fortescue Metals Group, Ltd. (a)	3,630	7,121
Iluka Resources, Ltd.	967	4,880
Insurance Australia Group, Ltd.	11,157	47,890
LendLease Group (a)	5,758	61,435
Macquarie Group, Ltd.	976	49,620
National Australia Bank, Ltd.	2,181	44,024
Newcrest Mining, Ltd. (b)	1,146	14,951
Origin Energy, Ltd.	3,628	14,205
Orora, Ltd.	877	1,687
OZ Minerals, Ltd.	3,510	13,581
QBE Insurance Group, Ltd.	1,708	14,334
Recall Holdings, Ltd.	486	2,804
Santos, Ltd.	4,257	13,197
Scentre Group REIT	5,094	17,398
Shopping Centres Australasia Property Group (a)	50,428	88,833
Sonic Healthcare, Ltd.	2,541	36,709
South32, Ltd. (b) (c)	1,875	2,116
South32, Ltd. (b) (c)	1,738	1,959
Suncorp Group, Ltd.	3,688	33,789
Sydney Airport	540	2,779
Transurban Group Stapled Security	3,601	31,440
Vicinity Centres REIT	18,943	46,484
Wesfarmers, Ltd.	2,230	71,104
Westfield Corp.	4,088	31,415
Westpac Banking Corp.	2,463	57,503
Woodside Petroleum, Ltd.	939	18,752
Woolworths, Ltd.	826	14,042

		1,081,928

AUSTRIA — 0.1%
OMV AG	981	27,640

BELGIUM — 0.5%
Anheuser-Busch InBev SA	570	70,963
Delhaize Group	514	53,740
Solvay SA	330	33,149
UCB SA	863	66,126

		223,978

BRAZIL — 0.4%
Ambev SA ADR	5,523	28,609
Banco Bradesco SA Preference Shares ADR	3,800	28,310
Cia Energetica de Minas Gerais ADR	4,155	9,390
Cia Siderurgica Nacional SA ADR (a)	3,646	7,183
Gerdau SA ADR	3,294	5,863

Itau Unibanco Holding SA Preference Shares ADR	4,302	36,954
Petroleo Brasileiro SA Preference Shares ADR (b)	5,499	24,911
Tim Participacoes SA ADR	1,254	13,869
Vale SA Preference Shares ADR	4,381	13,669

		168,758

CANADA — 2.9%
Agrium, Inc. (a)	244	21,632
Bank of Montreal	535	32,622
Bank of Nova Scotia (a)	676	33,172
Barrick Gold Corp.	1,044	14,238
Brookfield Asset Management, Inc. Class A	1,555	54,304
Cameco Corp. (a)	1,391	17,927
Canadian Imperial Bank of Commerce (a)	244	18,302
Canadian National Railway Co.	1,053	66,073
Canadian Natural Resources, Ltd.	1,053	28,599
Canadian Pacific Railway, Ltd.	223	29,749
Canadian Tire Corp., Ltd. Class A	258	26,966
Cenovus Energy, Inc.	1,335	17,443
Eldorado Gold Corp. (b)	1,434	4,523
Enbridge, Inc. (a)	1,191	46,555
Encana Corp.	1,955	11,971
Enerplus Corp. (a)	1,537	6,048
First Quantum Minerals, Ltd. (a)	745	3,940
Goldcorp, Inc.	1,023	16,664
IAMGOLD Corp. (b)	1,544	3,414
IGM Financial, Inc. (a)	411	12,431
Imperial Oil, Ltd. (a)	766	25,696
Just Energy Group, Inc. (a)	9,352	55,818
Kinross Gold Corp. (b)	2,261	7,744
Loblaw Cos., Ltd.	857	48,182
Manulife Financial Corp.	2,742	38,964
National Bank of Canada (a)	1,446	47,501
Onex Corp.	911	55,754
Penn West Petroleum, Ltd. (a) (b)	1,013	940
Potash Corp. of Saskatchewan, Inc.	779	13,316
Rogers Communications, Inc. Class B	1,448	58,213
Royal Bank of Canada	1,268	73,358
Shaw Communications, Inc. Class B (a)	967	18,758
Silver Wheaton Corp. (a)	683	11,379
SNC-Lavalin Group, Inc.	606	22,231
Sun Life Financial, Inc.	1,495	48,429
Suncor Energy, Inc.	2,129	59,536
Teck Resources, Ltd. Class B (a)	759	5,780
TELUS Corp.	2,046	66,879
TMX Group, Ltd.	20	725
Toronto-Dominion Bank	2,027	87,853
TransAlta Corp. (a)	2,372	11,076
TransCanada Corp. (a)	426	16,817
Yamana Gold, Inc.	2,087	6,357

		1,247,879

CHILE — 0.0% (d)
Empresa Nacional de Electricidad SA ADR	180	7,490
Enersis Americas SA ADR	458	6,366

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Sociedad Quimica y Minera de Chile SA ADR	88	$1,808

		15,664

CHINA — 2.3%
Agricultural Bank of China, Ltd. Class H	49,000	17,625
AirMedia Group, Inc. ADR (b)	6,200	34,720
Bank of China, Ltd. Class H	97,000	40,268
Bank of Communications Co., Ltd. Class H	35,000	23,013
China Construction Bank Corp. Class H	76,000	48,501
China Life Insurance Co., Ltd. Class H	13,000	32,079
China Merchants Bank Co., Ltd. Class H	16,674	35,040
China Mobile, Ltd.	6,500	72,445
China Overseas Land & Investment, Ltd.	14,000	44,311
China Petroleum & Chemical Corp. Class H	41,200	27,036
China Shenhua Energy Co., Ltd. Class H	6,500	10,224
China Telecom Corp., Ltd. Class H	42,000	22,201
China Unicom Hong Kong, Ltd.	14,000	18,482
CITIC, Ltd.	14,000	21,298
CNOOC, Ltd.	21,000	24,800
COSCO Pacific, Ltd.	12,417	16,264
Hengan International Group Co., Ltd.	3,500	30,368
Huaneng Power International, Inc. Class H	28,000	25,052
Industrial & Commercial Bank of China, Ltd. Class H	77,000	43,084
PetroChina Co., Ltd. Class H	28,000	18,627
PICC Property & Casualty Co., Ltd. Class H	15,859	29,074
Ping An Insurance Group Co. of China, Ltd. Class H	7,000	33,481
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	120,000	68,071
Sheen Tai Holdings Grp Co., Ltd.	612,000	88,369
Tencent Holdings, Ltd.	7,000	142,950
Yanzhou Coal Mining Co., Ltd. Class H (a)	14,000	7,310

		974,693

COLOMBIA — 0.0% (d)
Bancolombia SA ADR	150	5,127

DENMARK — 0.7%
AP Moeller — Maersk A/S Class B	35	45,985
Danske Bank A/S	1,184	33,503
DSV A/S	1,776	74,050
Novo Nordisk A/S Class B	2,638	143,320

		296,858

FINLAND — 0.4%
Fortum Oyj (a)	925	14,030
Metso Oyj (a)	549	13,119
Nokia Oyj	5,729	34,111
Sampo Oyj Class A	648	30,822
UPM-Kymmene Oyj	2,108	38,243
Valmet Oyj	104	1,147
Wartsila Oyj Abp (a)	627	28,416

		159,888

FRANCE — 3.3%
Accor SA	1,125	47,742
Airbus Group SE	475	31,584
Alstom SA (b)	856	21,914
AXA SA	2,227	52,507
BNP Paribas SA	1,182	59,576
Bouygues SA	677	27,657
Cap Gemini SA	835	78,577
Carrefour SA	1,324	36,482
Credit Agricole SA	2,419	26,237
Danone SA	650	46,302
Engie SA	1,135	17,642
Essilor International SA	426	52,695
Groupe Fnac SA (b)	686	43,159
Hermes International (a)	8	2,821
Kering	146	26,137
LVMH Moet Hennessy Louis Vuitton SE	230	39,446
Orange SA	3,244	56,911
Pernod Ricard SA	311	34,731
Publicis Groupe SA (b)	539	37,903
Renault SA	786	78,211
Sanofi	1,037	83,736
Schneider Electric SE	752	47,595
Societe Generale SA	946	35,014
Sodexo SA	662	71,470
Technip SA	359	19,927
TOTAL SA	1,674	76,419
Unibail-Rodamco SE	251	69,161
Vallourec SA (a)	286	1,872
Veolia Environnement SA	1,993	48,080
Vinci SA	960	71,622
Vivendi SA	2,444	51,468

		1,394,598

GERMANY — 2.9%
adidas AG	570	66,903
Allianz SE	535	87,151
BASF SE	863	65,202
Bayer AG	1,016	119,599
Commerzbank AG (b)	960	8,359
CompuGroup Medical SE	1,753	74,212
Daimler AG	1,191	91,435
Deutsche Bank AG	1,475	25,128
Deutsche Boerse AG	411	35,122
Deutsche Lufthansa AG (b)	2,464	39,886
Deutsche Post AG	2,046	56,936
Deutsche Telekom AG	3,378	60,724
E.ON SE	2,115	20,337
Fresenius Medical Care AG & Co. KGaA	230	20,402
Linde AG	146	21,304
MAN SE (b)	195	21,137
Merck KGaA	724	60,483
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	311	63,349
OSRAM Licht AG	15	774
RWE AG	710	9,203
Salzgitter AG	752	21,325
SAP SE	1,053	85,316
Siemens AG	837	88,847
ThyssenKrupp AG	1,321	27,488

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Volkswagen AG	251	$36,483
Volkswagen AG Preference Shares	230	29,315

		1,236,420

HONG KONG — 1.5%
AIA Group, Ltd.	9,800	55,529
Bank of East Asia, Ltd. (a)	8,875	33,182
Cheung Kong Property Holdings, Ltd.	11,420	73,542
CK Hutchison Holdings, Ltd.	10,420	135,278
Global Brands Group Holding, Ltd. (b)	8,000	969
Hang Lung Properties, Ltd.	7,000	13,374
Henderson Land Development Co., Ltd.	8,014	49,232
Hong Kong Exchanges and Clearing, Ltd.	2,136	51,441
Li & Fung, Ltd. (a)	14,000	8,285
Link REIT	7,058	41,857
New World Development Co., Ltd.	22,476	21,414
Sands China, Ltd.	5,600	22,814
Shangri-La Asia, Ltd.	14,000	15,974
Sun Hung Kai Properties, Ltd.	7,253	88,692
Swire Pacific, Ltd. Class A	3,500	37,678

		649,261

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	160	9,627
Richter Gedeon Nyrt	1,300	25,929

		35,556

INDIA — 0.5%
Dr Reddy’s Laboratories, Ltd. ADR	1,483	67,017
ICICI Bank, Ltd. ADR	4,627	33,129
Infosys, Ltd. ADR	2,589	49,243
Mahindra & Mahindra, Ltd. GDR	369	6,623
Reliance Industries, Ltd. GDR (e)	1,149	35,217
Tata Motors, Ltd. ADR (a) (b)	1,383	40,176

		231,405

INDONESIA — 0.5%
Astra Agro Lestari Tbk PT	10,500	14,412
Astra International Tbk PT	35,300	19,301
Bank Central Asia Tbk PT	31,800	31,896
Bank Mandiri Persero Tbk PT	31,800	24,701
Bank Rakyat Indonesia Persero Tbk PT	37,200	32,052
Gudang Garam Tbk PT	3,500	17,236
Telekomunikasi Indonesia Persero Tbk PT	233,800	58,626

		198,224

IRELAND — 0.3%
CRH PLC	1,121	31,719
Experian PLC	2,682	47,993
Prothena Corp. PLC (b)	1,052	43,300

		123,012

ISRAEL — 0.3%
Bank Hapoalim BM	4,831	25,058
Bank Leumi Le-Israel BM (b)	22,000	78,941
Teva Pharmaceutical Industries, Ltd. ADR	828	44,306

		148,305

ITALY — 0.6%
Assicurazioni Generali SpA	2,004	29,756

Banca Monte dei Paschi di Siena SpA (b)	5,819	3,336
Enel SpA	8,827	39,209
Eni SpA	3,039	46,059
Intesa Sanpaolo SpA	15,927	44,176
Mediaset SpA	7,833	32,366
Saipem SpA (b)	9,141	3,668
Telecom Italia SpA/Milano (a) (b)	37,214	40,202
UniCredit SpA	5,488	19,825

		258,597

JAPAN — 7.8%
Aisin Seiki Co., Ltd. (a)	700	26,407
Asahi Group Holdings, Ltd.	700	21,842
Asahi Kasei Corp.	7,000	47,389
Astellas Pharma, Inc. (a)	3,500	46,601
Bridgestone Corp. (a)	700	26,189
Canon, Inc.	700	20,895
Credit Saison Co., Ltd. (a)	1,400	24,401
Daiichi Sankyo Co., Ltd. (a)	2,100	46,757
Daikin Industries, Ltd. (a)	700	52,390
Daiwa Securities Group, Inc. (a)	7,000	43,117
Denso Corp.	1,400	56,351
Eisai Co., Ltd.	700	42,164
FUJIFILM Holdings Corp.	1,400	55,442
Fujitsu, Ltd.	6,000	22,239
Hitachi, Ltd.	7,000	32,797
Hokuhoku Financial Group, Inc. (a)	14,000	18,435
Honda Motor Co., Ltd.	1,400	38,439
Hoya Corp. (a)	1,400	53,324
ITOCHU Corp. (a)	2,100	25,896
Japan Tobacco, Inc. (a)	1,400	58,419
JFE Holdings, Inc. (a)	1,400	18,883
Joyo Bank, Ltd. (a)	7,000	24,040
JSR Corp.	1,400	20,154
JX Holdings, Inc.	3,500	13,509
Kajima Corp. (a)	7,000	43,970
Kamigumi Co., Ltd. (a)	7,000	65,955
Kansai Electric Power Co., Inc. (b)	1,400	12,415
KDDI Corp.	4,200	112,329
Kobe Steel, Ltd. (a)	21,000	18,497
Komatsu, Ltd. (a)	1,400	23,866
Konica Minolta, Inc. (a)	3,500	29,770
Kyocera Corp. (a)	1,400	61,745
Makita Corp.	700	43,472
Marubeni Corp. (a)	7,000	35,500
Marui Group Co., Ltd. (a)	6,300	90,412
Mitsubishi Chemical Holdings Corp.	3,500	18,295
Mitsubishi Corp. (a)	1,400	23,741
Mitsubishi Electric Corp.	7,000	73,460
Mitsubishi Heavy Industries, Ltd.	7,000	26,039
Mitsubishi UFJ Financial Group, Inc. (a)	12,500	57,999
Mitsui & Co., Ltd. (a)	1,400	16,131
Mizuho Financial Group, Inc. (a)	25,800	38,587
MS&AD Insurance Group Holdings, Inc.	1,400	39,062
Murata Manufacturing Co., Ltd.	700	84,515
NEC Corp. (a)	2,000	5,036
Nippon Steel & Sumitomo Metal Corp. (a)	2,000	38,472
Nippon Yusen KK (a)	14,000	27,030
Nissan Motor Co., Ltd. (a)	2,800	25,946

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Nitto Denko Corp. (a)	700	$38,969
Nomura Holdings, Inc. (a)	6,900	30,873
NTT Data Corp.	700	35,188
Obayashi Corp.	7,000	69,131
ORIX Corp.	2,800	39,996
Osaka Gas Co., Ltd. (a)	7,000	26,930
Panasonic Corp.	4,200	38,620
Resona Holdings, Inc.	4,200	15,007
Rohm Co., Ltd.	700	29,521
Secom Co., Ltd.	700	52,104
Seven & i Holdings Co., Ltd.	700	29,845
Shin-Etsu Chemical Co., Ltd.	700	36,272
SoftBank Group Corp.	1,400	66,839
Sompo Japan Nipponkoa Holdings, Inc.	1,400	39,710
Sony Corp.	2,100	54,053
Sumitomo Chemical Co., Ltd.	7,000	31,701
Sumitomo Corp. (a)	1,400	13,932
Sumitomo Electric Industries, Ltd.	2,100	25,579
Sumitomo Mitsui Financial Group, Inc.	1,400	42,500
Sumitomo Mitsui Trust Holdings, Inc.	7,000	20,528
T&D Holdings, Inc.	2,800	26,145
Takeda Pharmaceutical Co., Ltd. (a)	700	31,987
TDK Corp. (a)	700	38,925
Teijin, Ltd.	7,000	24,414
Terumo Corp. (a)	1,400	50,260
Tokio Marine Holdings, Inc.	1,400	47,333
Tokyo Electron, Ltd.	700	45,689
Tokyu Corp.	7,000	58,730
Toppan Printing Co., Ltd. (a)	7,000	58,793
Toshiba Corp. (a) (b)	7,000	13,639
Toyota Motor Corp.	2,800	148,277
Toyota Tsusho Corp.	2,100	47,514
West Japan Railway Co.	700	43,279
Yamada Denki Co., Ltd. (a)	2,800	13,253
Yamaha Corp.	4,200	126,678

		3,360,538

LUXEMBOURG — 0.0% (d)
ArcelorMittal (a)	2,389	10,821

MEXICO — 0.5%
America Movil SAB de CV Series L	54,037	42,346
Cemex SAB de CV (b)	25,600	18,747
Fomento Economico Mexicano SAB de CV	5,555	54,066
Grupo Financiero Banorte SAB de CV Series O	5,347	30,398
Grupo Mexico SAB de CV Series B	8,892	21,610
Grupo Televisa SAB Series CPO	4,723	26,223
Industrias Penoles SAB de CV	360	4,563

		197,953

NETHERLANDS — 1.5%
Akzo Nobel NV	541	36,928
ASML Holding NV	510	51,887
Heineken NV	376	34,128
ING Groep NV	4,879	59,101
Koninklijke Ahold NV	2,304	51,907
Koninklijke DSM NV	642	35,362
Koninklijke KPN NV	6,423	26,957
Koninklijke Philips NV	1,915	54,632
Royal Dutch Shell PLC Class A	501	12,126
Royal Dutch Shell PLC Class B	6,900	168,595

Wolters Kluwer NV	3,058	122,245

		653,868

NORWAY — 0.3%
DNB ASA	2,617	30,960
Norsk Hydro ASA	8,048	33,150
Telenor ASA	2,143	34,692
Yara International ASA	447	16,829

		115,631

PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR (b)	185	1,362

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	521	22,565

PORTUGAL — 0.0% (d)
Pharol SGPS SA (b)	5,239	800

RUSSIA — 0.4%
Gazprom PAO ADR (c)	468	2,017
Gazprom PAO ADR (c)	5,094	21,970
Lukoil PJSC ADR	690	26,506
MMC Norilsk Nickel PJSC ADR	842	10,912
Mobile TeleSystems PJSC ADR	1,314	10,630
RusHydro PJSC ADR (c)	989	1,029
RusHydro PJSC ADR (c)	579	582
Sberbank of Russia PJSC ADR (c)	247	1,714
Sberbank of Russia PJSC ADR (c)	2,687	18,702
Surgutneftegas OAO ADR	6,068	40,656
Tatneft PAO ADR (c)	56	1,818
Tatneft PAO ADR (c)	637	20,282

		156,818

SINGAPORE — 0.6%
Broadcom, Ltd. (a)	539	83,276
CapitaLand, Ltd. (a)	21,000	47,876
Singapore Exchange, Ltd.	14,000	82,653
Singapore Press Holdings, Ltd. (a)	14,000	41,586
Singapore Telecommunications, Ltd.	7,000	19,857

		275,248

SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd. (b)	613	8,523
Discovery, Ltd. (a)	9,147	75,562
FirstRand, Ltd. (a)	7,706	25,343
Gold Fields, Ltd.	1,483	5,893
Harmony Gold Mining Co., Ltd. (b)	1,406	5,069
Impala Platinum Holdings, Ltd. (b)	953	3,045
Lonmin PLC (a) (b)	13	25
MTN Group, Ltd.	2,845	26,152
Naspers, Ltd. Class N	454	63,618
Sanlam, Ltd.	7,134	33,221
Sasol, Ltd. (a)	549	16,481
Sibanye Gold, Ltd.	625	2,407
Standard Bank Group, Ltd.	1,843	16,601

		281,940

SOUTH KOREA — 1.6%
Actoz Soft Co., Ltd. (b)	373	8,333
Coreana Cosmetics Co., Ltd.	2,200	17,641
E-MART, Inc.	24	3,683
Hana Financial Group, Inc.	328	7,113

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hyundai Heavy Industries Co., Ltd. (b)	35	$3,259
Hyundai Mobis Co., Ltd.	83	18,072
Hyundai Motor Co.	184	24,537
Hyundai Steel Co.	142	6,891
JoyCity Corp. (b)	933	24,557
JW Holdings Corp.	2,400	16,894
JW Pharmaceutical Corp.	500	15,390
KB Financial Group, Inc.	448	12,477
KH Vatec Co., Ltd.	1,043	14,912
Kia Motors Corp.	262	11,066
Korea Electric Power Corp. ADR (b)	575	14,806
KT&G Corp.	168	16,160
LG Chem, Ltd. Preference Shares	253	50,219
LG Electronics, Inc.	113	6,087
LG Household & Health Care, Ltd.	25	20,658
Lotte Chemical Corp.	15	4,479
NAVER Corp.	46	25,623
NHN Entertainment Corp. (b)	29	1,395
POSCO ADR	788	37,296
Samsung C&T Corp.	97	12,129
Samsung Electronics Co., Ltd. GDR	267	152,056
Samsung Engineering Co., Ltd. (b)	310	2,941
Samsung Fire & Marine Insurance Co., Ltd.	55	14,188
Samsung Heavy Industries Co., Ltd. (b)	373	3,604
Samsung Pharmaceutical Co., Ltd. (b)	2,000	11,665
Samsung Securities Co., Ltd.	270	9,432
SeAH Steel Corp.	1,061	64,109
Shinhan Financial Group Co., Ltd.	448	15,866
SK Holdings Co., Ltd.	59	11,505
SK Hynix, Inc.	693	17,058
SK Innovation Co., Ltd.	59	8,874

		684,975

SPAIN — 0.9%
Acciona SA	919	71,192
Acerinox SA (a)	2,016	23,387
ACS Actividades de Construccion y Servicios SA	1,527	45,573
Banco Bilbao Vizcaya Argentaria SA	5,941	39,551
Banco Santander SA	13,451	59,381
Iberdrola SA	5,200	34,730
Industria de Diseno Textil SA	1,397	47,066
Repsol SA	971	10,980
Telefonica SA	4,862	54,585

		386,445

SWEDEN — 1.1%
Assa Abloy AB Class B	2,378	46,993
Atlas Copco AB Class B	2,213	52,249
Nordea Bank AB	3,841	36,957
Sandvik AB	2,060	21,346
Securitas AB Class B	3,202	53,125
Skandinaviska Enskilda Banken AB Class A (a)	4,845	46,348
Skanska AB Class B	2,101	48,024
SKF AB Class B (a)	1,495	27,035
Svenska Handelsbanken AB Class A	1,965	25,039
Tele2 AB Class B	1,321	12,270
Telefonaktiebolaget LM Ericsson Class B	3,922	39,333
TeliaSonera AB	3,378	17,572

Volvo AB Class A	3,232	35,642

		461,933

SWITZERLAND — 3.1%
ABB, Ltd. (b)	2,919	57,121
Adecco SA	563	36,832
Cie Financiere Richemont SA	793	52,624
Credit Suisse Group AG (b)	1,983	28,182
Geberit AG	230	86,294
Givaudan SA	28	55,143
Glencore PLC	3,835	8,670
Kuehne + Nagel International AG	271	38,684
LafargeHolcim, Ltd. (b)	540	25,504
Nestle SA	2,799	210,002
Novartis AG	1,905	138,650
Roche Holding AG	710	175,489
Santhera Pharmaceutical Holding AG (a) (b)	351	25,657
SGS SA	28	59,412
Swatch Group AG (a)	84	29,218
Swiss Re AG	683	63,404
Syngenta AG	70	29,238
TE Connectivity, Ltd.	1,441	89,227
UBS Group AG	3,966	64,150
Wolseley PLC	613	34,705
Zurich Insurance Group AG (b)	139	32,411

		1,340,617

TAIWAN — 1.4%
Advanced Semiconductor Engineering, Inc. ADR	8,335	48,760
AU Optronics Corp. ADR	14,175	41,816
Chunghwa Telecom Co., Ltd. ADR	1,898	64,076
Hon Hai Precision Industry Co., Ltd. GDR	13,608	72,803
Siliconware Precision Industries Co., Ltd. ADR (a)	9,837	78,401
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,917	207,425
United Microelectronics Corp. ADR	32,656	67,925

		581,206

THAILAND — 0.1%
Bangkok Bank PCL	7,700	39,835
PTT PCL	1,400	11,143

		50,978

TURKEY — 0.2%
Akbank TAS	5,277	15,031
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,893	29,450
Turkiye Garanti Bankasi A/S	6,103	17,860
Turkiye Is Bankasi	14,007	23,182

		85,523

UNITED KINGDOM — 6.5%
3i Group PLC	12,798	83,953
Anglo American PLC	1,609	12,768
AstraZeneca PLC	1,275	71,516
BAE Systems PLC	6,433	47,063
Barclays PLC	17,267	37,227

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

BP PLC	13,596	$68,425
British American Tobacco PLC	367	21,574
British Land Co. PLC REIT	4,612	46,435
BT Group PLC	15,011	95,039
Burberry Group PLC	1,142	22,405
Capita PLC	3,877	58,064
CNH Industrial NV	995	6,775
Cobham PLC	19,111	59,634
Compass Group PLC	3,257	57,486
CYBG PLC (b)	544	1,649
Diageo PLC	1,962	53,058
G4S PLC	4,498	12,322
GlaxoSmithKline PLC	4,512	91,570
Hammerson PLC	7,283	60,557
HSBC Holdings PLC	17,236	107,491
Imperial Brands PLC	724	40,199
Indivior PLC	551	1,292
InterContinental Hotels Group PLC	1,818	75,020
J Sainsbury PLC (a)	5,319	21,123
Land Securities Group PLC REIT	3,182	50,354
Liberty Global PLC Class A (a) (b)	724	27,874
Liberty Global PLC Series C (a) (b)	1,289	48,415
Liberty Global PLC LiLAC Class A (b)	30	1,052
Liberty Global PLC LiLAC Class C (a) (b)	63	2,386
Lloyds Banking Group PLC	62,512	61,115
Marks & Spencer Group PLC	7,343	42,871
National Grid PLC	1,432	20,319
Next PLC	521	40,437
Old Mutual PLC	10,825	30,044
Paragon Offshore PLC (b)	741	167
Pearson PLC	863	10,853
Pentair PLC (a)	83	4,504
Prudential PLC	3,503	65,504
Randgold Resources, Ltd.	212	19,410
Reckitt Benckiser Group PLC	577	55,813
RELX NV	3,793	66,326
RELX PLC	2,247	41,791
Rio Tinto PLC	1,550	43,565
Rio Tinto, Ltd. (a)	732	24,038
Rolls-Royce Holdings PLC (b)	2,282	22,369
RSA Insurance Group PLC	5,094	34,829
SABMiller PLC	946	57,868
Sage Group PLC	12,272	110,946
Severn Trent PLC	1,804	56,343
Sky PLC	1,448	21,312
Smith & Nephew PLC	3,272	53,989
Smiths Group PLC	2,519	38,957
SSE PLC	1,232	26,420
Standard Chartered PLC	3,526	23,948
Standard Life PLC	12,130	62,084
Tesco PLC (b)	8,530	23,515
Tullow Oil PLC (b)	1,282	3,628
Unilever NV	1,439	64,584
Unilever PLC	1,105	50,068
United Utilities Group PLC	3,209	42,571
Vodafone Group PLC	26,318	83,673
Whitbread PLC	2,358	134,210
WPP PLC	2,484	58,088

		2,778,885

UNITED STATES — 52.6%
3M Co.	724	120,640
Abbott Laboratories	1,441	60,277
AbbVie, Inc.	710	40,555
Accenture PLC Class A	724	83,550
Adobe Systems, Inc. (b)	1,813	170,059
ADT Corp.	175	7,221
Aetna, Inc. (a)	1,091	122,574
Aflac, Inc.	1,441	90,985
Agilent Technologies, Inc.	1,441	57,424
Alexion Pharmaceuticals, Inc. (b)	548	76,293
Allegion PLC	236	15,036
Allergan PLC (b)	268	71,832
Allstate Corp.	1,441	97,080
Alphabet, Inc. Class A (b)	353	269,304
Alphabet, Inc. Class C (b)	353	262,967
Altria Group, Inc.	1,441	90,293
Amazon.com, Inc. (b)	466	276,636
American Capital Agency Corp.	724	13,488
American Electric Power Co., Inc.	1,441	95,682
American Express Co. (a)	1,441	88,477
American Tower Corp. REIT	724	74,116
Amgen, Inc.	1,233	184,864
Anadarko Petroleum Corp.	724	33,717
Annaly Capital Management, Inc. (a)	1,441	14,785
Anthem, Inc. (a)	724	100,629
Apache Corp. (a)	724	35,338
Apple, Inc.	5,062	551,707
Applied Materials, Inc.	5,048	106,917
Archer-Daniels-Midland Co.	2,164	78,575
AT&T, Inc. (a)	6,416	251,315
Automatic Data Processing, Inc.	724	64,950
Baker Hughes, Inc.	1,093	47,906
Bank of America Corp.	12,277	165,985
Bank of New York Mellon Corp.	2,164	79,700
Baxalta, Inc.	1,441	58,216
Baxter International, Inc.	1,441	59,196
Becton Dickinson and Co.	724	109,918
Bed Bath & Beyond, Inc. (a) (b)	724	35,939
Berkshire Hathaway, Inc. Class B (b)	724	102,721
Biogen, Inc. (b)	443	115,322
Boeing Co. (a)	724	91,905
Bristol-Myers Squibb Co. (a)	2,164	138,236
C.H. Robinson Worldwide, Inc. (a)	724	53,743
California Resources Corp.	607	626
Cameron International Corp. (b)	1,441	96,619
Capital One Financial Corp.	724	50,180
Carnival Corp. (a)	724	38,205
Caterpillar, Inc. (a)	724	55,415
CBS Corp. Class B (a)	1,434	78,999
CDK Global, Inc.	238	11,079
Celgene Corp. (b)	1,446	144,730
CenturyLink, Inc. (a)	1,441	46,054
Charles Schwab Corp. (a)	3,609	101,124
Chemours Co.	246	1,722
Chesapeake Energy Corp. (a)	2,164	8,916
Chevron Corp.	1,813	172,960
Chubb, Ltd.	1,159	138,095
Church & Dwight Co., Inc. (a)	1,091	100,568

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Cisco Systems, Inc.	7,211	$205,297
Citigroup, Inc.	3,609	150,676
Citrix Systems, Inc. (b)	724	56,892
Clorox Co. (a)	724	91,267
Coach, Inc.	724	29,025
Coca-Cola Co. (a)	2,891	134,113
Cognizant Technology Solutions Corp. Class A (b)	1,446	90,664
Colgate-Palmolive Co.	1,441	101,807
Comcast Corp. Class A	1,862	113,731
ConAgra Foods, Inc.	1,441	64,297
ConocoPhillips (a)	1,441	58,029
Corning, Inc.	2,891	60,393
Costco Wholesale Corp.	724	114,088
CST Brands, Inc. (a)	77	2,948
CSX Corp.	2,891	74,443
Cummins, Inc. (a)	724	79,597
CVS Health Corp. (a)	1,441	149,475
Danaher Corp. (a)	1,441	136,693
Deere & Co. (a)	724	55,741
Devon Energy Corp.	724	19,867
Discover Financial Services	1,441	73,376
Dollar Tree, Inc. (b)	974	80,316
Dow Chemical Co. (a)	2,164	110,061
Duke Energy Corp.	786	63,414
E.I. du Pont de Nemours & Co. (a)	1,441	91,244
Eaton Corp. PLC (a)	1,441	90,149
eBay, Inc. (b)	2,164	51,633
Ecolab, Inc. (a)	724	80,740
Edison International	1,441	103,593
Eli Lilly & Co.	1,441	103,766
EMC Corp.	2,891	77,045
Emerson Electric Co. (a)	1,441	78,362
EOG Resources, Inc. (a)	1,446	104,951
Equity Residential REIT (a)	724	54,322
Estee Lauder Cos., Inc. Class A (a)	724	68,280
Exelon Corp.	1,441	51,674
Express Scripts Holding Co. (a) (b)	1,009	69,308
Exxon Mobil Corp. (a)	3,863	322,908
Facebook, Inc. Class A (b)	698	79,642
Fastenal Co. (a)	724	35,476
FedEx Corp.	724	117,809
FirstEnergy Corp.	1,441	51,833
FMC Technologies, Inc. (b)	1,441	39,426
Ford Motor Co. (a)	5,771	77,908
Franklin Resources, Inc.	2,164	84,504
Freeport-McMoRan, Inc. (a)	1,441	14,900
General Dynamics Corp.	724	95,112
General Electric Co.	10,059	319,776
General Mills, Inc. (a)	724	45,865
General Motors Co.	1,441	45,291
Gilead Sciences, Inc.	1,912	175,636
Goldman Sachs Group, Inc.	724	113,654
Halliburton Co.	1,441	51,473
Halyard Health, Inc. (a) (b)	90	2,586
HCP, Inc. REIT	2,164	70,503
Hershey Co. (a)	724	66,673
Hess Corp.	724	38,119
Hewlett Packard Enterprise Co.	2,891	51,257
Home Depot, Inc.	1,441	192,273

Honeywell International, Inc.	1,441	161,464
HP, Inc. (a)	2,891	35,617
Illinois Tool Works, Inc. (a)	1,091	111,762
Ingersoll-Rand PLC	1,441	89,356
Intel Corp.	5,771	186,692
International Business Machines Corp. (a)	1,163	176,136
Intuit, Inc. (a)	724	75,303
J.M. Smucker Co. (a)	724	94,004
Johnson & Johnson	2,164	234,145
Johnson Controls, Inc.	1,441	56,156
JPMorgan Chase & Co.	4,331	256,482
Juniper Networks, Inc.	1,441	36,760
Kellogg Co.	724	55,422
Keysight Technologies, Inc. (b)	722	20,028
Kimberly-Clark Corp.	724	97,385
Kinder Morgan, Inc.	2,083	37,202
Kohl’s Corp. (a)	724	33,746
Kraft Heinz Co.	118	9,270
L Brands, Inc. (a)	1,091	95,801
Las Vegas Sands Corp.	724	37,416
Liberty Interactive Corp. QVC Group Class A (b)	1,441	36,385
Liberty TripAdvisor Holdings, Inc. Class A (b)	98	2,172
Liberty Ventures Series A (b)	304	11,892
Lockheed Martin Corp.	607	134,450
Lowe’s Cos., Inc.	2,164	163,923
LyondellBasell Industries NV Class A (a)	724	61,960
Macy’s, Inc.	1,441	63,534
Mallinckrodt PLC (b)	90	5,515
Marathon Oil Corp. (a)	2,164	24,107
Marathon Petroleum Corp.	1,447	53,799
Marsh & McLennan Cos., Inc.	1,441	87,598
Mattel, Inc. (a)	2,891	97,195
McCormick & Co., Inc. (a)	1,813	180,357
McDonald’s Corp.	724	90,992
McKesson Corp.	548	86,173
Mead Johnson Nutrition Co.	724	61,518
Medtronic PLC	2,991	224,325
Merck & Co., Inc.	2,891	152,963
MetLife, Inc.	2,164	95,086
Microsoft Corp.	7,938	438,416
Mondelez International, Inc. Class A	724	29,047
Monsanto Co.	724	63,524
Morgan Stanley	2,164	54,122
Mosaic Co. (a)	724	19,548
National Oilwell Varco, Inc. (a)	724	22,516
NetApp, Inc. (a)	724	19,758
Newmont Mining Corp.	724	19,244
News Corp. Class A	440	5,619
NextEra Energy, Inc. (a)	724	85,678
NIKE, Inc. Class B	2,415	148,450
Noble Corp. PLC (a)	1,441	14,914
Noble Energy, Inc.	1,441	45,262
Norfolk Southern Corp.	724	60,273
Northrop Grumman Corp.	848	167,819
NOW, Inc. (b)	180	3,190
O’Reilly Automotive, Inc. (a) (b)	607	166,112
Occidental Petroleum Corp.	1,441	98,608

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Oracle Corp.	5,048	$206,514
Outfront Media, Inc.	3	63
Parker-Hannifin Corp.	724	80,422
PayPal Holdings, Inc. (b)	2,164	83,530
PepsiCo, Inc.	1,441	147,674
Perrigo Co. PLC (a)	11	1,407
Pfizer, Inc. (a)	7,127	211,244
PG&E Corp.	724	43,237
Philip Morris International, Inc.	1,441	141,377
Phillips 66 (a)	353	30,566
Pioneer Natural Resources Co. (a)	724	101,896
PNC Financial Services Group, Inc.	724	61,229
PPL Corp.	2,164	82,383
Praxair, Inc.	724	82,862
Procter & Gamble Co.	1,441	118,609
Prologis, Inc. REIT (a)	2,164	95,606
Prudential Financial, Inc. (a)	1,441	104,069
Public Service Enterprise Group, Inc. (a)	1,441	67,929
Public Storage REIT (a)	607	167,429
QUALCOMM, Inc.	2,164	110,667
Range Resources Corp. (a)	724	23,443
Raytheon Co.	724	88,784
Retail Opportunity Investments Corp. (a)	5,936	119,432
Ross Stores, Inc.	1,447	83,781
salesforce.com, Inc. (b)	1,490	110,007
SanDisk Corp. (a)	724	55,082
Schlumberger, Ltd. (a)	1,091	80,461
Seagate Technology PLC (a)	724	24,942
Seventy Seven Energy, Inc. (a) (b)	235	136
Simon Property Group, Inc. REIT	724	150,368
Southern Co. (a)	724	37,453
Southwestern Energy Co. (a) (b)	724	5,843
Spectra Energy Corp.	1,441	44,095
St. Jude Medical, Inc. (a)	1,441	79,255
Starbucks Corp.	2,883	172,115
State Street Corp. (a) (f)	724	42,368
Synchrony Financial (a) (b)	807	23,129
Sysco Corp.	1,441	67,338
Talen Energy Corp. (a) (b)	192	1,728
Target Corp. (a)	724	59,571
Texas Instruments, Inc. (a)	2,164	124,257
Thermo Fisher Scientific, Inc.	1,208	171,041
Time Warner Cable, Inc. (a)	724	148,145
Time Warner, Inc.	1,163	84,376
Time, Inc.	180	2,779
TJX Cos., Inc. (a)	1,441	112,902
Transocean, Ltd.	514	4,525
Travelers Cos., Inc.	724	84,498
Twenty-First Century Fox, Inc. Class A	3,609	100,619
Tyco International PLC (a)	724	26,578
Tyson Foods, Inc. Class A (a)	2,306	153,718
Union Pacific Corp.	1,446	115,029
United Financial Bancorp, Inc. (a)	9,213	115,992
United Parcel Service, Inc. Class B (a)	724	76,360
United Technologies Corp.	724	72,472
UnitedHealth Group, Inc. (a)	1,441	185,745
US Bancorp (a)	2,164	87,837
Valeant Pharmaceuticals International, Inc. (b)	828	21,797

Valero Energy Corp.	1,441	92,426
Vector Group, Ltd.	6,128	139,964
Verizon Communications, Inc. (a)	2,444	132,172
Viacom, Inc. Class B	724	29,887
Visa, Inc. Class A (a)	2,897	221,563
Wal-Mart Stores, Inc. (a)	1,441	98,694
Walgreens Boots Alliance, Inc.	1,441	121,390
Walt Disney Co.	2,164	214,907
Waste Management, Inc.	1,441	85,019
Weatherford International PLC (a) (b)	3,609	28,078
Wells Fargo & Co.	5,771	279,086
Western Digital Corp. (a)	724	34,202
Whole Foods Market, Inc. (a)	1,441	44,830
Williams Cos., Inc.	2,164	34,775
WP Glimcher, Inc.	359	3,407
Yahoo!, Inc. (b)	2,164	79,657
Yum! Brands, Inc.	724	59,259
Zoetis, Inc.	83	3,679

		22,541,166

TOTAL COMMON STOCKS (Cost $45,423,824)		42,467,063

SHORT-TERM INVESTMENTS — 15.0%
State Street Navigator Securities Lending Prime Portfolio (g) (h)	6,263,580	6,263,580
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (i)	165,603	165,603

TOTAL SHORT-TERM INVESTMENTS (Cost $6,429,183)		6,429,183

TOTAL INVESTMENTS — 114.2% (Cost $51,853,007)		48,896,246
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.2)%		(6,085,226)

NET ASSETS — 100.0%		$42,811,020

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Affiliated issuer (Note 3).
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	Investment of cash collateral for securities loaned.
(i)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,081,928	$—	$—	$1,081,928
Austria	27,640	—	—	27,640
Belgium	223,978	—	—	223,978
Brazil	168,758	—	—	168,758
Canada	1,247,879	—	—	1,247,879
Chile	15,664	—	—	15,664
China	974,693	—	—	974,693
Colombia	5,127	—	—	5,127
Denmark	296,858	—	—	296,858
Finland	159,888	—	—	159,888
France	1,394,598	—	—	1,394,598
Germany	1,236,420	—	—	1,236,420
Hong Kong	649,261	—	—	649,261
Hungary	35,556	—	—	35,556
India	231,405	—	—	231,405
Indonesia	198,224	—	—	198,224
Ireland	123,012	—	—	123,012
Israel	148,305	—	—	148,305
Italy	258,597	—	—	258,597
Japan	3,360,538	—	—	3,360,538
Luxembourg	10,821	—	—	10,821
Mexico	197,953	—	—	197,953
Netherlands	653,868	—	—	653,868
Norway	115,631	—	—	115,631
Peru	1,362	—	—	1,362
Philippines	22,565	—	—	22,565
Portugal	800	—	—	800
Russia	156,818	—	—	156,818
Singapore	275,248	—	—	275,248
South Africa	281,940	—	—	281,940
South Korea	684,975	—	—	684,975
Spain	386,445	—	—	386,445
Sweden	461,933	—	—	461,933
Switzerland	1,340,617	—	—	1,340,617
Taiwan	581,206	—	—	581,206
Thailand	50,978	—	—	50,978
Turkey	85,523	—	—	85,523
United Kingdom	2,778,885	—	—	2,778,885
United States	22,541,166	—	—	22,541,166
Short-Term Investments	6,429,183	—	—	6,429,183

TOTAL INVESTMENTS	$48,896,246	$—	$—	$48,896,246

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 2.4%
Amcor, Ltd.	1,672	$18,457
AMP, Ltd.	6,797	30,274
APA Group	13,111	88,854
ASX, Ltd.	72	2,295
Aurizon Holdings, Ltd.	1,589	4,840
Australia & New Zealand Banking Group, Ltd.	7,947	143,416
Brambles, Ltd.	5,965	55,613
Caltex Australia, Ltd.	4,372	114,415
Coca-Cola Amatil, Ltd.	2,083	14,165
Commonwealth Bank of Australia	4,753	273,926
Computershare, Ltd.	949	7,140
Crown Resorts, Ltd.	3,003	28,783
CSL, Ltd.	1,009	78,735
Dexus Property Group REIT	5,060	30,906
Fortescue Metals Group, Ltd.	4,169	8,178
Goodman Group REIT	6,313	32,391
GPT Group REIT	4,494	17,285
Harvey Norman Holdings, Ltd.	1,985	7,177
Iluka Resources, Ltd.	9,311	46,986
Insurance Australia Group, Ltd.	6,243	26,798
LendLease Group	1,782	19,013
Macquarie Group, Ltd.	923	46,925
Mirvac Group REIT	19,155	28,512
National Australia Bank, Ltd.	7,305	147,452
Oil Search, Ltd.	12,313	64,029
QBE Insurance Group, Ltd.	3,826	32,110
Ramsay Health Care, Ltd.	143	6,750
Scentre Group REIT	18,595	63,511
SEEK, Ltd.	1,001	12,459
Sonic Healthcare, Ltd.	783	11,312
Stockland REIT	12,822	42,116
Suncorp Group, Ltd.	3,146	28,823
Sydney Airport	7,360	37,877
Tabcorp Holdings, Ltd.	4,802	15,810
Tatts Group, Ltd.	9,234	26,850
Telstra Corp., Ltd.	15,407	63,170
Transurban Group Stapled Security	10,618	92,706
Treasury Wine Estates, Ltd.	2,725	20,207
Wesfarmers, Ltd.	2,749	87,653
Westfield Corp.	4,244	32,614
Westpac Banking Corp.	8,956	209,093
Woolworths, Ltd.	3,156	53,653

		2,173,279

AUSTRIA — 0.0% (a)
Andritz AG	130	7,149
Erste Group Bank AG (b)	480	13,510
Raiffeisen Bank International AG (b)	780	11,835

		32,494

BELGIUM — 0.5%
Ageas	702	27,895
Anheuser-Busch InBev SA	2,365	294,433
Colruyt SA	585	34,132
KBC Groep NV	562	29,034
Proximus SADP	338	11,568
UCB SA	260	19,922

Umicore SA	156	7,777

		424,761

BERMUDA — 0.0% (a)
Marvell Technology Group, Ltd.	2,566	26,456

BRAZIL — 0.8%
Ambev SA	11,681	62,031
Banco Bradesco SA Preference Shares	6,181	47,212
Banco do Brasil SA	2,567	14,320
BB Seguridade Participacoes SA	1,287	10,786
BM&FBovespa SA	3,852	16,717
BRF SA	1,287	18,633
CCR SA	3,852	15,249
Cia Energetica de Minas Gerais Preference Shares	6,426	14,669
Cia Energetica de Sao Paulo Class B, Preference Shares	9,739	43,584
Cielo SA	1,544	15,235
Cosan SA Industria e Comercio	5,139	45,517
CPFL Energia SA (b)	6,631	36,673
Embraer SA	1,287	8,661
Equatorial Energia SA	4,334	50,090
Estacio Participacoes SA	1,287	4,292
Itau Unibanco Holding SA Preference Shares	7,068	62,244
Klabin SA	1,313	7,176
Kroton Educacional SA	3,852	12,478
Telefonica Brasil SA Preference Shares	1,668	21,292
Tim Participacoes SA	1,607	3,628
Ultrapar Participacoes SA	11,568	227,802

		738,289

CANADA — 3.5%
Agnico Eagle Mines, Ltd.	1,287	46,756
Alimentation Couche-Tard, Inc. Class B	1,287	57,512
AltaGas, Ltd.	2,566	66,260
Bank of Montreal	1,287	78,477
Bank of Nova Scotia	3,103	152,265
BCE, Inc.	637	29,150
BlackBerry, Ltd. (b)	793	6,462
Bombardier, Inc. Class B (b)	2,566	2,619
Brookfield Asset Management, Inc. Class A	1,931	67,435
Cameco Corp.	8,964	115,528
Canadian Imperial Bank of Commerce	637	47,780
Canadian National Railway Co.	1,768	110,937
Canadian Pacific Railway, Ltd.	351	46,824
CCL Industries, Inc. Class B	217	41,355
CGI Group, Inc. Class A (b)	400	19,195
Eldorado Gold Corp. (b)	3,852	12,151
Enbridge, Inc.	6,559	256,386
Fairfax Financial Holdings, Ltd.	100	56,212
First Quantum Minerals, Ltd.	6,422	33,961
Fortis, Inc.	4,291	135,055
Franco-Nevada Corp.	1,287	79,362
George Weston, Ltd.	200	17,980
Goldcorp, Inc.	5,138	83,697
Inter Pipeline, Ltd.	6,521	134,862
Keyera Corp.	1,586	48,336
Loblaw Cos., Ltd.	429	24,119

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Magna International, Inc.	598	$25,812
Manulife Financial Corp.	3,852	54,737
Pembina Pipeline Corp.	3,852	104,560
Power Corp. of Canada	800	18,530
PrairieSky Royalty, Ltd.	9,355	178,211
Restaurant Brands International, Inc.	164	6,395
Rogers Communications, Inc. Class B	1,287	51,741
Royal Bank of Canada	3,392	196,237
Seven Generations Energy, Ltd. Class A (b)	8,394	126,872
Silver Wheaton Corp.	4,615	76,890
SNC-Lavalin Group, Inc.	610	22,378
Sun Life Financial, Inc.	1,287	41,691
Toronto-Dominion Bank	4,289	185,891
TransCanada Corp.	4,614	182,141
Veresen, Inc.	7,410	50,242
Vermilion Energy, Inc.	2,566	75,406
Yamana Gold, Inc.	5,138	15,651

		3,184,061

CHILE — 0.2%
Aguas Andinas SA Class A	121,805	69,707
Antofagasta PLC	10,809	72,925
Cencosud SA	4,086	10,322
Cia Cervecerias Unidas SA	614	6,930
SACI Falabella	3,358	23,488
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	403	8,321

		191,693

CHINA — 2.2%
Agricultural Bank of China, Ltd. Class H	117,000	42,084
Alibaba Group Holding, Ltd. ADR (b)	1,332	105,268
Baidu, Inc. ADR (b)	398	75,970
Bank of China, Ltd. Class H	312,000	129,521
Bank of Communications Co., Ltd. Class H	52,000	34,190
Beijing Capital International Airport Co., Ltd. Class H	26,000	27,755
Beijing Enterprises Water Group, Ltd. (b)	52,000	32,581
Belle International Holdings, Ltd.	13,000	7,525
China Cinda Asset Management Co., Ltd. Class H	13,000	4,559
China CITIC Bank Corp., Ltd. Class H (b)	21,000	12,860
China Communications Construction Co., Ltd. Class H	13,000	15,537
China Construction Bank Corp. Class H	260,000	165,924
China Everbright Bank Co., Ltd. Class H	13,000	6,319
China Jinmao Holdings Group, Ltd.	26,000	7,240
China Life Insurance Co., Ltd. Class H	26,000	64,157
China Merchants Bank Co., Ltd. Class H	19,500	40,978
China Merchants Holdings International Co., Ltd.	8,000	23,773
China Minsheng Banking Corp., Ltd. Class H	26,000	24,269
China Mobile, Ltd.	15,500	172,754
China Oilfield Services, Ltd. Class H	26,000	20,313
China Overseas Land & Investment, Ltd.	12,000	37,981
China Pacific Insurance Group Co., Ltd. Class H	5,200	19,442
China Resources Land, Ltd.	8,000	20,525
China Telecom Corp., Ltd. Class H	52,000	27,486

China Unicom Hong Kong, Ltd.	26,000	34,325
Chongqing Changan Automobile Co., Ltd. Class B	2,400	4,496
Chongqing Rural Commercial Bank Co., Ltd. Class H	13,000	6,872
CITIC Securities Co., Ltd. Class H	6,500	15,235
CITIC, Ltd.	13,000	19,777
COSCO Pacific, Ltd.	26,415	34,600
Country Garden Holdings Co., Ltd.	13,000	5,162
Great Wall Motor Co., Ltd. Class H	19,500	15,838
Guangdong Investment, Ltd.	52,000	65,766
Haitong Securities Co., Ltd. Class H	5,200	8,890
Industrial & Commercial Bank of China, Ltd. Class H	260,000	145,477
Jiangsu Expressway Co., Ltd. Class H	26,000	34,995
Kunlun Energy Co., Ltd.	52,000	45,185
Lenovo Group, Ltd.	26,000	20,246
Ping An Insurance Group Co. of China, Ltd. Class H	13,000	62,180
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	2,600	5,135
Sinopec Engineering Group Co., Ltd. Class H	6,500	5,263
Sinopharm Group Co., Ltd. Class H	5,200	23,498
Tencent Holdings, Ltd.	13,000	265,479
Want Want China Holdings, Ltd.	13,000	9,637
Yangzijiang Shipbuilding Holdings, Ltd.	26,000	18,922
Yuexiu Property Co., Ltd.	52,000	7,508
Zhejiang Expressway Co., Ltd. Class H	26,000	27,889

		2,001,386

COLOMBIA — 0.1%
Bancolombia SA Preference Shares	1,014	8,738
Grupo Aval Acciones y Valores SA Preference Shares	62,905	24,506
Grupo de Inversiones Suramericana SA Preference Shares	2,987	38,988
Interconexion Electrica SA ESP	20,061	57,779

		130,011

DENMARK — 0.6%
Carlsberg A/S Class B	248	23,670
Chr Hansen Holding A/S	582	39,133
Coloplast A/S Class B	286	21,706
Danske Bank A/S	2,145	60,696
Novo Nordisk A/S Class B	4,995	271,373
Novozymes A/S Class B	1,090	49,082
Pandora A/S	325	42,626
TDC A/S	2,566	12,579
Vestas Wind Systems A/S	676	47,769

		568,634

FINLAND — 0.4%
Elisa Oyj	650	25,310
Kone Oyj Class B	1,628	78,586
Metso Oyj	429	10,252
Neste Oyj	1,297	42,744
Nokia Oyj (c)	13,328	79,357
Nokia Oyj (b) (c)	1,869	11,077
Nokian Renkaat Oyj	377	13,326
Orion Oyj Class B	312	10,328

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Sampo Oyj Class A	1,859	$88,423
Wartsila Oyj Abp	845	38,295

		397,698

FRANCE — 3.2%
Aeroports de Paris	273	33,801
Airbus Group SE	1,833	121,881
Atos SE (b)	249	20,311
AXA SA	7,023	165,583
BNP Paribas SA	3,093	155,894
Bollore SA (c)	6,496	25,272
Bollore SA (b) (c)	29	112
Bureau Veritas SA (b)	663	14,789
Cap Gemini SA	403	37,924
Carrefour SA	945	26,039
Christian Dior SE	260	47,228
CNP Assurances	3,062	47,821
Credit Agricole SA	4,085	44,307
Danone SA	1,828	130,215
Dassault Systemes	222	17,640
Edenred	573	11,146
Essilor International SA	562	69,518
Eutelsat Communications SA	284	9,188
Fonciere Des Regions	193	18,265
Gecina SA REIT	130	17,925
Groupe Eurotunnel SE (b)	1,248	14,008
Hermes International	69	24,332
Iliad SA (b)	52	13,401
Kering	273	48,873
Klepierre REIT	675	32,383
L’Oreal SA	858	153,944
Lagardere SCA	260	6,918
Legrand SA	1,040	58,362
LVMH Moet Hennessy Louis Vuitton SE	871	149,379
Natixis SA	2,028	10,000
Orange SA	5,485	96,225
Pernod Ricard SA	910	101,625
Peugeot SA (b)	832	14,279
Publicis Groupe SA (b)	676	47,537
Remy Cointreau SA	117	8,896
Renault SA	702	69,853
Rexel SA (b)	1,806	25,839
Safran SA	854	59,831
Sanofi	3,275	264,452
Schneider Electric SE	2,002	126,708
SCOR SE	592	21,048
Societe BIC SA	78	11,751
Societe Generale SA	2,553	94,493
Sodexo SA	429	46,315
Technip SA	1,197	66,443
Thales SA	333	29,219
Unibail-Rodamco SE	299	82,387
Valeo SA (b)	78	12,159
Vinci SA	1,259	93,929
Vivendi SA	3,839	80,845
Zodiac Aerospace	845	16,957

		2,897,250

GERMANY — 3.0%
adidas AG	540	63,382
Allianz SE	1,439	234,411

BASF SE	2,126	160,624
Bayer AG	2,028	238,727
Bayerische Motoren Werke AG	1,079	99,227
Bayerische Motoren Werke AG Preference Shares	378	30,265
Beiersdorf AG	257	23,236
Brenntag AG	650	37,184
Commerzbank AG (b)	2,668	23,231
Continental AG	208	47,405
Daimler AG	2,819	216,419
Deutsche Bank AG	4,671	79,576
Deutsche Boerse AG	317	27,089
Deutsche Post AG	1,963	54,626
Deutsche Telekom AG	8,232	147,982
Deutsche Wohnen AG	965	30,054
Fraport AG Frankfurt Airport Services Worldwide	364	22,113
Fresenius Medical Care AG & Co. KGaA	480	42,577
Fresenius SE & Co. KGaA	702	51,366
GEA Group AG	455	22,295
Hannover Rueck SE	167	19,487
Henkel AG & Co. KGaA	267	26,279
Henkel AG & Co. KGaA Preference Shares	549	60,622
HUGO BOSS AG	91	5,977
Infineon Technologies AG	3,047	43,420
Merck KGaA	390	32,581
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	571	116,310
Porsche Automobil Holding SE Preference Shares	988	50,991
ProSiebenSat.1 Media SE	493	25,385
SAP SE	2,681	217,220
Siemens AG	2,553	270,999
Symrise AG	910	61,182
Telefonica Deutschland Holding AG	3,522	19,108
Volkswagen AG	52	7,558
Volkswagen AG Preference Shares	486	61,945
Vonovia SE	1,208	43,534

		2,714,387

GREECE — 0.0% (a)
Eurobank Ergasias SA (b)	199	177
FF Group (b)	208	4,093
Hellenic Telecommunications Organization SA	601	5,445
JUMBO SA (b)	536	7,268
National Bank of Greece SA (b)	238	68
OPAP SA	575	4,049
Piraeus Bank SA (b)	45	12

		21,112

HONG KONG — 1.3%
AIA Group, Ltd.	26,000	147,321
BOC Hong Kong Holdings, Ltd.	6,500	19,400
Cheung Kong Infrastructure Holdings, Ltd.	13,000	127,125
Cheung Kong Property Holdings, Ltd.	7,459	48,034
CK Hutchison Holdings, Ltd.	13,000	168,773
Galaxy Entertainment Group, Ltd.	9,000	33,765
GCL-Poly Energy Holdings, Ltd.	26,000	4,290
Hanergy Thin Film Power Group, Ltd. (b)	24,000	0

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hang Lung Properties, Ltd.	13,000	$24,838
Hong Kong & China Gas Co., Ltd.	72,000	134,596
Hong Kong Exchanges and Clearing, Ltd.	2,618	63,049
Li & Fung, Ltd.	26,000	15,386
Link REIT	6,500	38,548
MTR Corp., Ltd.	13,087	64,789
New World Development Co., Ltd.	27,304	26,014
Sands China, Ltd.	5,200	21,185
Shimao Property Holdings, Ltd.	6,500	9,620
Sun Art Retail Group, Ltd.	6,500	4,601
Sun Hung Kai Properties, Ltd.	13,000	158,969
Swire Properties, Ltd.	5,200	14,045
Wharf Holdings, Ltd.	13,000	71,062

		1,195,410

INDIA — 0.7%
Asian Paints, Ltd.	2,902	38,055
Bharat Petroleum Corp., Ltd.	3,480	47,521
Bharti Airtel, Ltd.	3,437	18,207
Cairn India, Ltd.	23,211	53,924
HCL Technologies, Ltd.	1,506	18,514
Hindustan Unilever, Ltd.	2,090	27,442
Housing Development Finance Corp., Ltd.	3,524	58,834
ICICI Bank, Ltd. ADR	1,434	10,267
Infosys, Ltd. ADR	5,050	96,051
ITC, Ltd.	6,527	32,353
Larsen & Toubro, Ltd. GDR	1,016	18,339
Mahindra & Mahindra, Ltd. GDR	855	15,347
Reliance Industries, Ltd.	2,019	31,866
State Bank of India GDR	472	13,829
Sun Pharmaceutical Industries, Ltd.	2,154	26,672
Tata Consultancy Services, Ltd.	1,413	53,776
Tata Motors, Ltd. ADR (b)	634	18,418
Wipro, Ltd. ADR	1,222	15,373

		594,788

INDONESIA — 0.2%
Astra International Tbk PT	70,200	38,382
Bank Central Asia Tbk PT	19,500	19,559
Bank Mandiri Persero Tbk PT	26,000	20,196
Bank Rakyat Indonesia Persero Tbk PT	26,000	22,402
Bumi Serpong Damai Tbk PT	51,100	7,072
Charoen Pokphand Indonesia Tbk PT	19,500	5,279
Jasa Marga Persero Tbk PT	26,000	10,588
Perusahaan Gas Negara Persero Tbk	135,200	26,663
Telekomunikasi Indonesia Persero Tbk PT	156,000	39,118
Unilever Indonesia Tbk PT	6,500	21,042
United Tractors Tbk PT	6,500	7,500

		217,801

IRELAND — 0.3%
Bank of Ireland (b)	55,563	16,146
Experian PLC	4,094	73,260
Kerry Group PLC Class A	377	35,176
Shire PLC	1,615	91,898
XL Group PLC Class A	1,287	47,361

		263,841

ISRAEL — 0.2%
Bank Hapoalim BM	3,644	18,901
Bank Leumi Le-Israel BM (b)	1,665	5,974

Bezeq The Israeli Telecommunication Corp., Ltd.	4,081	9,200
Check Point Software Technologies, Ltd. (b)	257	22,480
Teva Pharmaceutical Industries, Ltd.	2,378	128,214

		184,769

ITALY — 0.7%
Assicurazioni Generali SpA	4,056	60,225
Atlantia SpA	2,220	61,651
Banco Popolare SC (b)	728	5,015
Enel Green Power SpA	44,580	96,014
Intesa Sanpaolo SpA	33,030	91,614
Luxottica Group SpA	455	25,147
Mediobanca SpA	1,885	13,597
Snam SpA	18,751	117,629
Telecom Italia SpA/Milano (b) (c)	9,493	10,255
Telecom Italia SpA/Milano (c)	40,922	35,907
Terna Rete Elettrica Nazionale SpA	10,799	61,715
UniCredit SpA	11,631	42,016
Unione di Banche Italiane SpA	1,222	4,529
UnipolSai SpA (b)	3,995	9,260

		634,574

JAPAN — 7.9%
Alfresa Holdings Corp.	1,300	24,972
Amada Holdings Co., Ltd.	1,300	12,700
Asahi Group Holdings, Ltd.	1,300	40,563
Astellas Pharma, Inc.	6,500	86,545
Bridgestone Corp.	1,200	44,895
Brother Industries, Ltd.	1,300	14,967
Canon, Inc.	3,900	116,415
Central Japan Railway Co.	1,300	230,228
Chugai Pharmaceutical Co., Ltd.	1,300	40,309
Dai-ichi Life Insurance Co., Ltd.	2,600	31,518
Daiichi Sankyo Co., Ltd.	1,300	28,945
Daikin Industries, Ltd.	1,300	97,296
Daiwa House Industry Co., Ltd.	2,600	73,238
Daiwa Securities Group, Inc.	13,000	80,074
Denso Corp.	1,300	52,326
Dentsu, Inc.	1,300	65,350
East Japan Railway Co.	1,300	112,344
Eisai Co., Ltd.	700	42,164
FANUC Corp.	1,300	202,238
Fast Retailing Co., Ltd.	100	32,048
Fuji Heavy Industries, Ltd.	2,600	91,952
FUJIFILM Holdings Corp.	1,300	51,482
GungHo Online Entertainment, Inc.	1,300	3,667
Hino Motors, Ltd.	1,300	14,076
Hitachi Chemical Co., Ltd.	1,300	23,422
Hitachi Construction Machinery Co., Ltd.	1,300	20,681
Hitachi Metals, Ltd.	13,000	134,285
Hitachi, Ltd.	13,000	60,908
Honda Motor Co., Ltd.	5,200	142,775
Hoya Corp.	1,300	49,516
Isuzu Motors, Ltd.	1,300	13,440
ITOCHU Corp.	7,200	88,787
Japan Tobacco, Inc.	3,900	162,739
JTEKT Corp.	1,300	16,887
Kansai Paint Co., Ltd.	2,600	41,824
Kao Corp.	1,300	69,433

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

KDDI Corp.	5,000	$133,725
Keyence Corp.	100	54,620
Kirin Holdings Co., Ltd.	1,300	18,252
Komatsu, Ltd.	3,900	66,483
Kubota Corp.	3,300	45,113
Kyocera Corp.	1,300	57,334
Lawson, Inc.	300	25,143
Makita Corp.	400	24,841
Marubeni Corp.	16,900	85,707
Mazda Motor Corp.	1,300	20,201
Medipal Holdings Corp.	2,600	41,222
MEIJI Holdings Co., Ltd.	300	24,156
Mitsubishi Corp.	4,400	74,615
Mitsubishi Electric Corp.	13,000	136,425
Mitsubishi Estate Co., Ltd.	3,000	55,799
Mitsubishi Heavy Industries, Ltd.	13,000	48,359
Mitsubishi Motors Corp.	1,300	9,750
Mitsubishi UFJ Financial Group, Inc.	37,800	175,388
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,600	11,428
Mitsui & Co., Ltd.	5,200	59,914
Mitsui Fudosan Co., Ltd.	2,000	49,967
Mizuho Financial Group, Inc.	88,400	132,213
MS&AD Insurance Group Holdings, Inc.	2,600	72,544
Murata Manufacturing Co., Ltd.	400	48,294
NEC Corp.	10,000	25,179
Nidec Corp.	1,300	89,072
Nikon Corp.	1,300	19,917
Nintendo Co., Ltd.	300	42,706
Nippon Paint Holdings Co., Ltd.	1,200	26,660
Nippon Telegraph & Telephone Corp.	2,600	112,147
Nissan Motor Co., Ltd.	7,800	72,278
Nitto Denko Corp.	1,300	72,371
Nomura Holdings, Inc.	13,000	58,167
NTT DOCOMO, Inc.	4,600	104,466
Odakyu Electric Railway Co., Ltd.	2,000	21,798
Olympus Corp.	1,300	50,603
Omron Corp.	500	14,903
Ono Pharmaceutical Co., Ltd.	1,000	42,395
Oriental Land Co., Ltd.	700	49,637
ORIX Corp.	5,200	74,279
Otsuka Holdings Co., Ltd.	1,300	47,283
Panasonic Corp.	5,200	47,815
Rakuten, Inc.	2,600	25,111
Resona Holdings, Inc.	9,100	32,515
Ricoh Co., Ltd.	2,600	26,510
SBI Holdings, Inc.	1,300	13,220
Secom Co., Ltd.	1,300	96,764
Sekisui House, Ltd.	2,600	43,941
Seven & i Holdings Co., Ltd.	2,600	110,852
Shimano, Inc.	200	31,389
Shin-Etsu Chemical Co., Ltd.	1,300	67,362
Shionogi & Co., Ltd.	1,300	61,267
Shiseido Co., Ltd.	1,300	29,055
SMC Corp.	200	46,514
SoftBank Group Corp.	2,600	124,130
Sompo Japan Nipponkoa Holdings, Inc.	1,300	36,874
Sony Corp.	3,500	90,088
Sumitomo Corp.	9,100	90,559
Sumitomo Metal Mining Co., Ltd.	13,000	129,254

Sumitomo Mitsui Financial Group, Inc.	3,900	118,393
Sumitomo Mitsui Trust Holdings, Inc.	13,000	38,123
Sumitomo Realty & Development Co., Ltd.	1,000	29,307
Suzuki Motor Corp.	1,300	34,826
Sysmex Corp.	300	18,791
T&D Holdings, Inc.	2,600	24,278
Takeda Pharmaceutical Co., Ltd.	2,600	118,810
Terumo Corp.	700	25,130
Toho Gas Co., Ltd.	13,000	92,415
Tokio Marine Holdings, Inc.	2,600	87,904
Tokyo Electron, Ltd.	500	32,635
Tokyo Gas Co., Ltd.	13,000	60,689
Tokyu Corp.	13,000	109,071
Tokyu Fudosan Holdings Corp.	1,300	8,837
Toyota Industries Corp.	800	36,016
Toyota Motor Corp.	7,800	413,057
Toyota Tsusho Corp.	1,300	29,413
Unicharm Corp.	1,300	28,326
Yahoo! Japan Corp.	3,900	16,621
Yamato Holdings Co., Ltd.	1,300	25,990

		7,262,215

LUXEMBOURG — 0.0% (a)
RTL Group SA (b)	130	11,028
SES SA	663	19,443

		30,471

MACAU — 0.0% (a)
MGM China Holdings, Ltd.	5,200	7,951
Wynn Macau, Ltd. (b)	5,200	8,045

		15,996

MALAYSIA — 0.3%
Axiata Group Bhd	6,726	10,154
CIMB Group Holdings Bhd	13,108	16,295
Gamuda Bhd	10,400	13,115
Genting Bhd	11,700	29,389
Genting Malaysia Bhd	18,200	21,178
IJM Corp. Bhd	15,600	14,115
IOI Properties Group Bhd	9,450	5,595
Malayan Banking Bhd	12,280	28,390
Petronas Chemicals Group Bhd	14,300	24,594
Petronas Dagangan Bhd	5,200	32,121
Petronas Gas Bhd	13,000	73,305
PPB Group Bhd	3,900	16,694
Public Bank Bhd	831	4,000
SapuraKencana Petroleum Bhd	51,200	24,409

		313,354

MEXICO — 0.5%
America Movil SAB de CV Series L	92,448	72,447
Coca-Cola Femsa SAB de CV Series L	1,287	10,781
Fibra Uno Administracion SA de CV	5,420	12,701
Fomento Economico Mexicano SAB de CV	5,138	50,008
Fresnillo PLC	2,002	27,408
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,287	11,575
Grupo Financiero Banorte SAB de CV Series O	5,138	29,210
Grupo Financiero Santander Mexico SAB de CV Class B	2,566	4,694

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Grupo Mexico SAB de CV Series B	76,087	$184,915
Grupo Televisa SAB Series CPO	5,138	28,527
OHL Mexico SAB de CV (b)	11,196	17,861
Wal-Mart de Mexico SAB de CV	17,973	42,998

		493,125

NETHERLANDS — 0.9%
Aegon NV	9,433	51,962
AerCap Holdings NV (b)	674	26,124
Akzo Nobel NV	304	20,751
Altice NV Class A (b)	429	7,656
ASML Holding NV	1,001	101,841
Gemalto NV	182	13,475
Heineken NV	715	64,897
ING Groep NV	10,871	131,685
Koninklijke Ahold NV	793	17,865
Koninklijke KPN NV	8,336	34,986
Koninklijke Philips NV	3,055	87,155
Koninklijke Vopak NV	2,210	110,218
NN Group NV	742	24,314
NXP Semiconductors NV (b)	228	18,484
OCI NV (b)	221	4,334
Randstad Holding NV	598	33,193
Steinhoff International Holdings NV	8,899	58,599
Wolters Kluwer NV	375	14,991

		822,530

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,681	7,505
Meridian Energy, Ltd.	30,275	55,072

		62,577

NORWAY — 0.2%
DNB ASA	3,379	39,974
Gjensidige Forsikring ASA	1,464	24,975
Orkla ASA	6,966	63,122
Telenor ASA	2,990	48,404

		176,475

PERU — 0.0% (a)
Credicorp, Ltd.	234	30,656

PHILIPPINES — 0.1%
Aboitiz Power Corp.	58,500	55,838
Energy Development Corp.	49,300	6,296
International Container Terminal Services, Inc.	2,600	3,823
JG Summit Holdings, Inc.	5,110	8,806
Philippine Long Distance Telephone Co.	325	13,975
SM Investments Corp.	360	7,424
SM Prime Holdings, Inc.	24,700	11,775
Universal Robina Corp.	1,560	7,345

		115,282

POLAND — 0.2%
Bank Pekao SA	455	20,134
Bank Zachodni WBK SA (b)	104	8,576
Cyfrowy Polsat SA (b)	936	6,103
mBank SA (b)	52	4,750
Orange Polska SA	2,287	4,142
Powszechna Kasa Oszczednosci Bank Polski SA (b)	3,392	25,336

Powszechny Zaklad Ubezpieczen SA	7,247	69,318

		138,359

PORTUGAL — 0.0% (a)
Banco Comercial Portugues SA (b)	74,928	3,048

QATAR — 0.1%
Barwa Real Estate Co.	679	6,750
Industries Qatar QSC	455	13,532
Ooredoo QSC	481	12,285
Qatar Gas Transport Co., Ltd.	13,949	91,170
Qatar National Bank SAQ	59	2,281

		126,018

RUSSIA — 0.3%
Magnit PJSC GDR	1,517	60,604
MegaFon PJSC GDR	1,300	14,300
Mobile TeleSystems PJSC ADR	3,852	31,163
Moscow Exchange MICEX-RTS PJSC	15,653	24,454
Rostelecom PJSC ADR	1,027	9,120
Sberbank of Russia PJSC ADR	12,071	84,014
VTB Bank PJSC GDR	15,798	35,008

		258,663

SINGAPORE — 0.8%
Ascendas REIT	13,450	23,871
Broadcom, Ltd.	1,088	168,096
DBS Group Holdings, Ltd.	13,171	150,431
Genting Singapore PLC (b)	26,000	16,122
Global Logistic Properties, Ltd.	13,000	18,584
Hutchison Port Holdings Trust	59,600	29,800
Oversea-Chinese Banking Corp., Ltd.	13,478	88,479
Singapore Telecommunications, Ltd.	28,200	79,997
United Overseas Bank, Ltd.	3,300	46,243
UOL Group, Ltd. (b)	13,240	58,993
Wilmar International, Ltd.	21,700	54,145

		734,761

SOUTH AFRICA — 0.6%
Aspen Pharmacare Holdings, Ltd. (b)	754	16,414
Barclays Africa Group, Ltd.	845	8,594
Bidvest Group, Ltd.	754	19,122
Brait SE (b)	1,259	14,295
FirstRand, Ltd.	13,366	43,957
Foschini Group, Ltd.	720	6,924
Growthpoint Properties, Ltd. REIT	14,590	24,373
Investec PLC	1,820	13,406
Liberty Holdings, Ltd.	1,390	13,663
Mr. Price Group, Ltd.	312	3,764
MTN Group, Ltd.	5,342	49,105
Naspers, Ltd. Class N	1,066	149,376
Nedbank Group, Ltd.	949	12,533
Redefine Properties, Ltd. REIT	17,404	14,176
RMB Holdings, Ltd.	5,186	21,600
Sanlam, Ltd.	4,250	19,791
Shoprite Holdings, Ltd.	1,131	13,351
SPAR Group, Ltd.	493	6,670
Standard Bank Group, Ltd.	5,147	46,361
Truworths International, Ltd.	1,246	8,321
Vodacom Group, Ltd.	1,846	20,148
Woolworths Holdings, Ltd.	2,404	14,656

		540,600

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 1.4%
Amorepacific Corp.	130	$43,936
AMOREPACIFIC Group	130	16,654
BNK Financial Group, Inc.	476	4,037
Celltrion, Inc. (b)	210	20,163
Coway Co., Ltd.	130	10,970
Daelim Industrial Co., Ltd.	234	18,600
Daewoo Engineering & Construction Co., Ltd. (b)	1,027	5,640
Daewoo Securities Co., Ltd.	640	4,628
Dongbu Insurance Co., Ltd.	130	8,628
Doosan Corp.	65	5,024
E-MART, Inc.	78	11,970
GS Engineering & Construction Corp. (b)	247	5,896
Hana Financial Group, Inc.	1,027	22,271
Hanwha Corp.	791	24,554
Hanwha Life Insurance Co., Ltd.	897	5,255
Hyundai Department Store Co., Ltd.	104	12,504
Hyundai Development Co-Engineering & Construction	260	10,447
Hyundai Engineering & Construction Co., Ltd.	338	12,458
Hyundai Glovis Co., Ltd.	39	6,428
Hyundai Mobis Co., Ltd.	217	47,248
Hyundai Motor Co.	341	45,473
Hyundai Motor Co. Preference Shares (c)	156	14,460
Hyundai Motor Co. Preference Shares (c)	156	14,187
Hyundai Wia Corp.	39	3,581
Industrial Bank of Korea	897	9,608
Kakao Corp.	52	4,511
Kangwon Land, Inc.	640	22,889
KB Financial Group, Inc.	1,170	32,585
Kia Motors Corp.	962	40,630
Korea Aerospace Industries, Ltd.	130	7,412
Korea Gas Corp.	767	25,721
Korea Zinc Co., Ltd.	78	32,841
KT&G Corp.	536	51,556
LG Chem, Ltd.	81	23,196
LG Household & Health Care, Ltd.	26	21,485
Lotte Shopping Co., Ltd.	26	5,706
NAVER Corp.	78	43,447
NCSoft Corp.	52	11,527
Orion Corp.	13	10,390
Paradise Co., Ltd.	260	3,297
S-1 Corp.	104	8,039
Samsung C&T Corp.	197	24,634
Samsung Card Co., Ltd.	156	5,136
Samsung Electronics Co., Ltd.	286	328,115
Samsung Electronics Co., Ltd. Preference Shares	65	62,920
Samsung Fire & Marine Insurance Co., Ltd.	91	23,474
Samsung Life Insurance Co., Ltd.	195	20,035
Samsung SDI Co., Ltd.	104	9,003
Samsung Securities Co., Ltd.	182	6,358
Shinhan Financial Group Co., Ltd.	1,287	45,578
SK Holdings Co., Ltd.	52	10,140
SK Hynix, Inc.	908	22,351
SK Telecom Co., Ltd.	65	11,851
Woori Bank	1,417	11,722

		1,311,169

SPAIN — 1.1%
Abertis Infraestructuras SA	3,452	56,842
Aena SA (b) (d)	198	25,598
Amadeus IT Holding SA Class A (b)	1,092	46,901
Banco Bilbao Vizcaya Argentaria SA	16,632	110,724
Banco de Sabadell SA	9,531	17,182
Banco Popular Espanol SA	4,321	11,261
Banco Santander SA	47,928	211,584
Bankia SA	10,797	10,212
CaixaBank SA	4,962	14,685
Enagas SA (b)	3,170	95,421
Ferrovial SA (b)	723	15,559
Grifols SA	364	8,118
Industria de Diseno Textil SA	3,180	107,137
Mapfre SA	11,715	25,351
Red Electrica Corp. SA	1,392	121,031
Telefonica SA	12,850	144,265

		1,021,871

SWEDEN — 0.9%
Alfa Laval AB	1,027	16,836
Assa Abloy AB Class B	2,028	40,076
Atlas Copco AB Class A	2,116	53,326
Atlas Copco AB Class B	1,147	27,081
Autoliv, Inc.	208	24,644
Boliden AB	3,682	58,999
Electrolux AB Series B	247	6,508
Getinge AB Class B	312	7,201
Hennes & Mauritz AB Class B	2,417	80,709
Hexagon AB Class B	286	11,148
Industrivarden AB Class C	455	7,768
Investment AB Kinnevik Class B	598	16,988
Investor AB Class B	1,576	55,873
Lundin Petroleum AB (b)	2,072	35,144
Nordea Bank AB	7,631	73,423
Sandvik AB	2,655	27,511
Skandinaviska Enskilda Banken AB Class A	2,534	24,241
SKF AB Class B	403	7,288
Svenska Handelsbanken AB Class A	1,570	20,006
Swedbank AB Class A	1,364	29,428
Telefonaktiebolaget LM Ericsson Class B	7,985	80,079
TeliaSonera AB	8,973	46,676
Volvo AB Class B	5,290	58,142

		809,095

SWITZERLAND — 3.2%
ABB, Ltd.	6,126	119,878
Actelion, Ltd. (b)	182	27,310
Adecco SA	598	39,121
Baloise Holding AG	52	6,635
Cie Financiere Richemont SA	1,429	94,829
Credit Suisse Group AG	5,304	75,380
EMS-Chemie Holding AG	91	47,370
Geberit AG	65	24,387
Givaudan SA	57	112,256
Julius Baer Group, Ltd. (b)	377	16,259
Kuehne + Nagel International AG	182	25,980
Nestle SA	8,419	631,656
Novartis AG	6,034	439,168
Roche Holding AG	1,793	443,171

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Schindler Holding AG	91	$16,848
SGS SA	10	21,219
Sika AG	13	51,666
Swatch Group AG	65	22,609
Swiss Life Holding AG (b)	169	45,124
Swiss Re AG	1,228	113,997
Swisscom AG	39	21,279
Syngenta AG	323	134,914
TE Connectivity, Ltd.	1,074	66,502
UBS Group AG	10,036	162,332
Wolseley PLC	1,053	59,616
Zurich Insurance Group AG (b)	429	100,032

		2,919,538

TAIWAN — 1.3%
Advanced Semiconductor Engineering, Inc.	13,000	15,127
Asustek Computer, Inc.	3,000	26,939
Catcher Technology Co., Ltd.	2,000	16,406
Cathay Financial Holding Co., Ltd.	26,000	31,143
China Development Financial Holding Corp.	52,000	13,895
Chunghwa Telecom Co., Ltd.	13,000	44,230
CTBC Financial Holding Co., Ltd.	55,888	29,521
Delta Electronics, Inc.	4,000	17,649
E.Sun Financial Holding Co., Ltd.	14,043	7,854
Far Eastern New Century Corp.	13,240	10,819
Far EasTone Telecommunications Co., Ltd.	13,000	29,123
Formosa Petrochemical Corp.	65,000	186,817
Formosa Plastics Corp.	13,000	32,233
Fubon Financial Holding Co., Ltd.	26,000	33,122
Hon Hai Precision Industry Co., Ltd.	27,200	71,668
Inotera Memories, Inc. (b)	13,000	11,775
Inventec Corp.	13,000	8,240
MediaTek, Inc.	13,000	99,770
Mega Financial Holding Co., Ltd.	41,922	29,829
Novatek Microelectronics Corp.	4,000	16,095
Pou Chen Corp.	13,000	16,561
Quanta Computer, Inc.	13,000	22,701
Ruentex Development Co., Ltd.	14,609	18,497
Shin Kong Financial Holding Co., Ltd.	40,469	8,123
SinoPac Financial Holdings Co., Ltd.	27,766	8,584
Taiwan Mobile Co., Ltd.	13,000	42,210
Taiwan Semiconductor Manufacturing Co., Ltd.	65,000	327,181
Teco Electric and Machinery Co., Ltd.	13,000	10,603
Yuanta Financial Holding Co., Ltd.	66,573	23,788

		1,210,503

THAILAND — 0.2%
Advanced Info Service PCL	2,600	13,451
Airports of Thailand PCL	2,600	29,710
Bangkok Bank PCL NVDR	3,900	19,955
BTS Group Holdings PCL	24,700	6,284
CP ALL PCL	10,400	13,525
Energy Absolute PCL	58,500	37,082
Kasikornbank PCL	4,800	23,877
Kasikornbank PCL NVDR	400	1,967
Krung Thai Bank PCL	11,700	6,219
Siam Commercial Bank PCL	5,200	20,841

		172,911

TURKEY — 0.1%
Akbank TAS	3,029	8,627
TAV Havalimanlari Holding A/S	780	4,657
Tupras Turkiye Petrol Rafinerileri A/S (b)	618	17,416
Turkcell Iletisim Hizmetleri A/S	3,561	14,987
Turkiye Garanti Bankasi A/S	3,852	11,273
Turkiye Halk Bankasi A/S	1,550	5,763
Turkiye Is Bankasi	3,631	6,009
Turkiye Vakiflar Bankasi TAO Class D	3,029	5,067

		73,799

UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	6,484	4,854
DP World, Ltd.	644	12,101
Emaar Properties PJSC	7,147	11,714
Emirates Telecommunications Group Co. PJSC	5,037	25,370
First Gulf Bank PJSC	1,079	3,452

		57,491

UNITED KINGDOM — 6.4%
3i Group PLC	4,685	30,733
Aberdeen Asset Management PLC	3,146	12,543
Admiral Group PLC	351	10,004
Amec Foster Wheeler PLC	741	4,793
ARM Holdings PLC	3,878	56,519
Ashtead Group PLC	1,872	23,247
Associated British Foods PLC	780	37,545
AstraZeneca PLC	3,567	200,075
Aviva PLC	13,071	85,687
Babcock International Group PLC	1,820	24,838
BAE Systems PLC	9,129	66,786
Barclays PLC	47,805	103,065
Barratt Developments PLC	3,952	31,838
British American Tobacco PLC	5,562	326,965
British Land Co. PLC REIT	3,660	36,850
BT Group PLC	24,067	152,376
Bunzl PLC	861	25,035
Burberry Group PLC	1,429	28,036
Capita PLC	2,365	35,420
CNH Industrial NV	2,616	17,812
Cobham PLC	3,289	10,263
Compass Group PLC	5,667	100,023
Croda International PLC	1,092	47,698
Delphi Automotive PLC	728	54,615
Diageo PLC	7,305	197,548
Direct Line Insurance Group PLC	1,417	7,540
Dixons Carphone PLC	1,729	10,594
GlaxoSmithKline PLC	13,665	277,327
Hammerson PLC	4,497	37,392
Hargreaves Lansdown PLC	429	8,287
HSBC Holdings PLC	56,883	354,748
ICAP PLC	1,602	10,933
IMI PLC	1,538	21,056
Imperial Brands PLC	3,011	167,179
Inmarsat PLC	728	10,301
Intertek Group PLC	549	24,990
Intu Properties PLC	5,410	24,338
ITV PLC	11,734	40,679
J Sainsbury PLC	1,859	7,383

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Johnson Matthey PLC	1,599	$63,064
Kingfisher PLC	8,245	44,641
Land Securities Group PLC REIT	2,812	44,499
Legal & General Group PLC	18,154	61,370
Liberty Global PLC Class A (b)	949	36,536
Liberty Global PLC Series C (b)	1,131	42,480
Lloyds Banking Group PLC	162,996	159,353
London Stock Exchange Group PLC	663	26,873
Marks & Spencer Group PLC	5,060	29,542
Meggitt PLC	4,432	25,901
Melrose Industries PLC	52	266
National Grid PLC	14,355	203,683
Next PLC	319	24,759
Old Mutual PLC	13,098	36,353
Pearson PLC	2,566	32,271
Pentair PLC	789	42,811
Persimmon PLC	1,429	42,824
Petrofac, Ltd.	2,860	37,859
Prudential PLC	7,426	138,861
Randgold Resources, Ltd.	678	62,075
Reckitt Benckiser Group PLC	1,950	188,624
RELX NV	1,262	22,068
RELX PLC	2,545	47,334
Rexam PLC	3,523	32,103
Rolls-Royce Holdings PLC (b)	5,905	57,883
Royal Bank of Scotland Group PLC (b)	13,267	42,466
Royal Mail PLC	2,028	14,012
RSA Insurance Group PLC	2,210	15,110
SABMiller PLC	2,791	170,730
Sage Group PLC	3,133	28,324
Schroders PLC	372	14,345
Segro PLC	4,160	24,532
Severn Trent PLC	3,068	95,821
Sky PLC	2,933	43,168
Smith & Nephew PLC	3,081	50,837
Smiths Group PLC	2,002	30,962
Sports Direct International PLC (b)	1,014	5,510
Standard Chartered PLC	9,786	66,466
Standard Life PLC	5,158	26,400
Taylor Wimpey PLC	10,549	28,853
Tesco PLC (b)	20,260	55,852
Travis Perkins PLC	1,222	32,089
Unilever NV	4,647	208,563
Unilever PLC	3,852	174,537
United Utilities Group PLC	8,440	111,967
Vodafone Group PLC	78,868	250,746
Weir Group PLC	988	15,734
Whitbread PLC	676	38,476
William Hill PLC	3,581	16,831
WPP PLC	5,238	122,490

		5,911,915

UNITED STATES — 52.3%
3M Co.	1,667	277,772
Abbott Laboratories	4,471	187,022
AbbVie, Inc.	4,328	247,215
Accenture PLC Class A	1,859	214,529
Activision Blizzard, Inc.	1,287	43,552
Acuity Brands, Inc.	108	23,559
Adobe Systems, Inc. (b)	1,287	120,721

ADT Corp.	637	26,283
Advance Auto Parts, Inc.	169	27,097
Aetna, Inc.	1,087	122,124
Affiliated Managers Group, Inc. (b)	143	23,223
Aflac, Inc.	1,359	85,807
Agilent Technologies, Inc.	1,287	51,287
Akamai Technologies, Inc. (b)	416	23,117
Albemarle Corp.	300	19,179
Alexion Pharmaceuticals, Inc. (b)	493	68,635
Alkermes PLC (b)	333	11,385
Alleghany Corp. (b)	52	25,802
Allergan PLC (b)	1,073	287,596
Alliance Data Systems Corp. (b)	130	28,600
Allstate Corp.	1,287	86,705
Ally Financial, Inc. (b)	1,793	33,565
Alnylam Pharmaceuticals, Inc. (b)	180	11,299
Alphabet, Inc. Class A (b)	763	582,093
Alphabet, Inc. Class C (b)	812	604,899
Altria Group, Inc.	5,555	348,076
Amazon.com, Inc. (b)	1,027	609,668
American Capital Agency Corp.	3,378	62,932
American Express Co.	2,386	146,500
American International Group, Inc.	4,271	230,848
American Tower Corp. REIT	1,001	102,472
American Water Works Co., Inc.	2,964	204,309
Ameriprise Financial, Inc.	624	58,662
AmerisourceBergen Corp. Class A	611	52,882
AMETEK, Inc.	745	37,235
Amgen, Inc.	2,041	306,007
Amphenol Corp. Class A	506	29,257
Analog Devices, Inc.	1,287	76,178
Annaly Capital Management, Inc.	7,138	73,236
Anthem, Inc.	910	126,481
Aon PLC	663	69,250
Apple, Inc.	14,569	1,587,875
Applied Materials, Inc.	3,852	81,585
Ashland, Inc.	364	40,025
Assurant, Inc.	80	6,172
AT&T, Inc.	16,728	655,236
Autodesk, Inc. (b)	511	29,796
Automatic Data Processing, Inc.	1,287	115,457
AutoZone, Inc. (b)	91	72,499
AvalonBay Communities, Inc. REIT	377	71,705
Avery Dennison Corp.	585	42,184
Avnet, Inc.	587	26,004
Axalta Coating Systems, Ltd. (b)	871	25,433
Axis Capital Holdings, Ltd.	506	28,063
B/E Aerospace, Inc.	390	17,987
Baker Hughes, Inc.	2,376	104,140
Ball Corp.	441	31,439
Bank of America Corp.	28,246	381,886
Bank of New York Mellon Corp.	3,852	141,869
Baxalta, Inc.	1,391	56,196
Baxter International, Inc.	1,550	63,674
BB&T Corp.	1,898	63,146
Becton Dickinson and Co.	581	88,207
Berkshire Hathaway, Inc. Class B (b)	2,588	367,185
Best Buy Co., Inc.	1,179	38,247
Biogen, Inc. (b)	624	162,440
BioMarin Pharmaceutical, Inc. (b)	350	28,868

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

BlackRock, Inc.	442	$150,532
Boeing Co.	1,828	232,046
BorgWarner, Inc.	523	20,083
Boston Properties, Inc. REIT	299	37,997
Boston Scientific Corp. (b)	3,852	72,456
Bristol-Myers Squibb Co.	4,432	283,116
Brown-Forman Corp. Class B	562	55,340
C.R. Bard, Inc.	195	39,521
CA, Inc.	1,749	53,852
Cameron International Corp. (b)	787	52,768
Campbell Soup Co.	442	28,195
Capital One Financial Corp.	2,093	145,066
Cardinal Health, Inc.	1,179	96,619
CarMax, Inc. (b)	467	23,864
Caterpillar, Inc.	1,820	139,303
CBRE Group, Inc. Class A (b)	988	28,474
CBS Corp. Class B	1,287	70,901
Celanese Corp. Series A	962	63,011
Celgene Corp. (b)	2,106	210,790
Centene Corp. (b)	325	20,010
CenturyLink, Inc.	1,287	41,133
Cerner Corp. (b)	806	42,686
Charles Schwab Corp.	3,202	89,720
Charter Communications, Inc. Class A (b)	143	28,947
Cheniere Energy, Inc. (b)	2,854	96,551
Chevron Corp.	650	62,010
Chicago Bridge & Iron Co. NV	455	16,648
Chipotle Mexican Grill, Inc. (b)	78	36,736
Chubb, Ltd.	1,260	150,129
Cigna Corp.	858	117,752
Cimarex Energy Co.	559	54,374
Cincinnati Financial Corp.	547	35,752
Cintas Corp.	217	19,489
Cisco Systems, Inc.	14,679	417,911
CIT Group, Inc.	540	16,756
Citigroup, Inc.	8,322	347,443
Citizens Financial Group, Inc.	2,057	43,094
Citrix Systems, Inc. (b)	416	32,689
Clorox Co.	217	27,355
CME Group, Inc.	897	86,157
Coach, Inc.	761	30,508
Coca-Cola Co.	11,559	536,222
Coca-Cola Enterprises, Inc.	637	32,321
Cognizant Technology Solutions Corp. Class A (b)	1,693	106,151
Colgate-Palmolive Co.	2,566	181,288
Columbia Pipeline Group, Inc.	6,466	162,297
Comcast Corp. Class A	6,870	419,620
Comerica, Inc.	549	20,791
Concho Resources, Inc. (b)	440	44,458
Consolidated Edison, Inc.	1,262	96,694
Constellation Brands, Inc. Class A	576	87,028
Cooper Cos., Inc.	130	20,016
Core Laboratories NV	286	32,149
Corning, Inc.	3,852	80,468
Costco Wholesale Corp.	1,277	201,230
Crown Castle International Corp. REIT	819	70,843
CSX Corp.	2,306	59,380
Cummins, Inc.	637	70,032
CVS Health Corp.	3,852	399,568

D.R. Horton, Inc.	1,287	38,906
Danaher Corp.	1,872	177,578
DaVita HealthCare Partners, Inc. (b)	325	23,849
Deere & Co.	896	68,983
DENTSPLY SIRONA, Inc.	400	24,652
Digital Realty Trust, Inc. REIT	300	26,547
Discover Financial Services	1,287	65,534
Discovery Communications, Inc. Class A (b)	587	16,806
Discovery Communications, Inc. Class C (b)	758	20,466
DISH Network Corp. Class A (b)	536	24,795
Dollar General Corp.	715	61,204
Dollar Tree, Inc. (b)	612	50,466
Dover Corp.	689	44,323
Dow Chemical Co.	758	38,552
Dr. Pepper Snapple Group, Inc.	598	53,473
Dun & Bradstreet Corp.	217	22,368
E*TRADE Financial Corp. (b)	867	21,233
E.I. du Pont de Nemours & Co.	2,015	127,590
Eaton Corp. PLC	1,706	106,727
eBay, Inc. (b)	3,068	73,202
Ecolab, Inc.	1,693	188,803
Edwards Lifesciences Corp. (b)	494	43,576
Electronic Arts, Inc. (b)	728	48,128
Eli Lilly & Co.	2,566	184,778
EMC Corp.	5,622	149,826
Emerson Electric Co.	2,566	139,539
Endo International PLC (b)	416	11,710
Ensco PLC Class A	18	187
EOG Resources, Inc.	1,287	93,410
Equifax, Inc.	467	53,373
Equinix, Inc. REIT	163	53,906
Equity Residential REIT	949	71,203
Essex Property Trust, Inc. REIT	122	28,531
Estee Lauder Cos., Inc. Class A	806	76,014
Everest Re Group, Ltd.	99	19,546
Eversource Energy	2,086	121,697
Expedia, Inc.	273	29,435
Expeditors International of Washington, Inc.	1,287	62,818
Express Scripts Holding Co. (b)	1,943	133,465
Extra Space Storage, Inc. REIT	200	18,692
Exxon Mobil Corp.	433	36,194
F5 Networks, Inc. (b)	169	17,889
Facebook, Inc. Class A (b)	5,960	680,036
Fastenal Co.	1,287	63,063
FedEx Corp.	132	21,479
Fidelity National Information Services, Inc.	879	55,649
Fifth Third Bancorp	2,566	42,827
Fiserv, Inc. (b)	637	65,343
FleetCor Technologies, Inc. (b)	169	25,139
Flowserve Corp.	611	27,135
Fluor Corp.	1,287	69,112
FMC Technologies, Inc. (b)	2,405	65,801
FNF Group	325	11,018
Foot Locker, Inc.	351	22,640
Ford Motor Co.	8,986	121,311
Franklin Resources, Inc.	1,287	50,257
Frontier Communications Corp.	2,566	14,344

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Gap, Inc.	663	$19,492
Garmin, Ltd.	351	14,026
General Dynamics Corp.	901	118,364
General Electric Co.	25,764	819,038
General Growth Properties, Inc. REIT	1,287	38,263
General Mills, Inc.	1,795	113,713
General Motors Co.	3,430	107,805
Gilead Sciences, Inc.	3,852	353,845
Goldman Sachs Group, Inc.	1,287	202,033
H&R Block, Inc.	1,287	34,003
Halliburton Co.	3,852	137,593
Hanesbrands, Inc.	936	26,526
Harley-Davidson, Inc.	585	30,028
Harman International Industries, Inc.	215	19,144
Harris Corp.	325	25,305
Hartford Financial Services Group, Inc.	1,432	65,987
Hasbro, Inc.	325	26,033
HCA Holdings, Inc. (b)	611	47,689
HCP, Inc. REIT	1,287	41,930
Helmerich & Payne, Inc.	598	35,115
Henry Schein, Inc. (b)	164	28,311
Hershey Co.	572	52,675
Hertz Global Holdings, Inc. (b)	1,287	13,552
Hewlett Packard Enterprise Co.	5,138	91,097
HollyFrontier Corp.	1,274	44,998
Hologic, Inc. (b)	544	18,768
Home Depot, Inc.	3,418	456,064
Honeywell International, Inc.	2,049	229,590
Host Hotels & Resorts, Inc. REIT	2,387	39,863
HP, Inc.	5,138	63,300
Humana, Inc.	480	87,816
Huntington Bancshares, Inc.	1,287	12,278
IHS, Inc. Class A (b)	208	25,825
Illinois Tool Works, Inc.	1,277	130,816
Illumina, Inc. (b)	351	56,901
Incyte Corp. (b)	273	19,784
Ingersoll-Rand PLC	897	55,623
Intel Corp.	13,055	422,329
Intercontinental Exchange, Inc.	299	70,307
International Business Machines Corp.	2,566	388,621
International Flavors & Fragrances, Inc.	712	81,004
Interpublic Group of Cos., Inc.	1,287	29,537
Intuit, Inc.	663	68,959
Intuitive Surgical, Inc. (b)	91	54,696
Invesco, Ltd.	1,287	39,601
Iron Mountain, Inc. REIT	169	5,731
J.M. Smucker Co.	467	60,635
Jacobs Engineering Group, Inc. (b)	1,287	56,049
Jazz Pharmaceuticals PLC (b)	156	20,366
Johnson & Johnson	7,400	800,680
Johnson Controls, Inc.	1,287	50,154
JPMorgan Chase & Co.	10,273	608,367
Juniper Networks, Inc.	1,287	32,831
Kansas City Southern	351	29,993
Kellogg Co.	637	48,762
KeyCorp.	2,566	28,329
Kimberly-Clark Corp.	459	61,740
Kimco Realty Corp. REIT	1,287	37,040
Kinder Morgan, Inc.	9,649	172,331

KLA-Tencor Corp.	528	38,444
Kohl’s Corp.	429	19,996
Kraft Heinz Co.	2,015	158,298
Kroger Co.	1,590	60,818
L Brands, Inc.	598	52,510
L-3 Communications Holdings, Inc.	325	38,513
Laboratory Corp. of America Holdings (b)	217	25,417
Lam Research Corp.	523	43,200
Las Vegas Sands Corp.	1,287	66,512
Lennar Corp. Class A	549	26,550
Level 3 Communications, Inc. (b)	787	41,593
Liberty Interactive Corp. QVC Group Class A (b)	1,287	32,497
Liberty Media Corp. Class A (b)	511	19,740
Liberty Media Corp. Class C (b)	549	20,911
Lincoln National Corp.	1,287	50,450
Linear Technology Corp.	624	27,805
LinkedIn Corp. Class A (b)	260	29,731
LKQ Corp. (b)	579	18,487
Lockheed Martin Corp.	832	184,288
Loews Corp.	1,287	49,241
Lowe’s Cos., Inc.	2,566	194,374
lululemon athletica, Inc. (b)	300	20,313
LyondellBasell Industries NV Class A	536	45,871
M&T Bank Corp.	234	25,974
Macerich Co. REIT	217	17,195
Macy’s, Inc.	871	38,402
Mallinckrodt PLC (b)	299	18,323
ManpowerGroup, Inc.	585	47,631
Marathon Petroleum Corp.	1,399	52,015
Marsh & McLennan Cos., Inc.	924	56,170
Masco Corp.	1,287	40,476
MasterCard, Inc. Class A	2,782	262,899
Mattel, Inc.	1,287	43,269
Maxim Integrated Products, Inc.	650	23,907
McCormick & Co., Inc.	611	60,782
McDonald’s Corp.	2,665	334,937
McGraw Hill Financial, Inc.	637	63,050
McKesson Corp.	676	106,301
Mead Johnson Nutrition Co.	598	50,812
Medtronic PLC	4,235	317,625
Merck & Co., Inc.	7,700	407,407
MetLife, Inc.	3,852	169,257
MGM Resorts International (b)	1,192	25,556
Michael Kors Holdings, Ltd. (b)	562	32,012
Microchip Technology, Inc.	400	19,280
Micron Technology, Inc. (b)	2,566	26,866
Microsoft Corp.	19,895	1,098,801
Molson Coors Brewing Co. Class B	442	42,512
Mondelez International, Inc. Class A	4,631	185,796
Monsanto Co.	1,989	174,515
Monster Beverage Corp. (b)	416	55,486
Moody’s Corp.	364	35,148
Morgan Stanley	4,704	117,647
Mosaic Co.	143	3,861
Motorola Solutions, Inc.	223	16,881
Mylan NV (b)	1,287	59,652
Nasdaq, Inc.	467	30,999
National Oilwell Varco, Inc.	1,916	59,588

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Navient Corp.	1,180	$14,125
NetApp, Inc.	1,287	35,122
Netflix, Inc. (b)	1,001	102,332
New York Community Bancorp, Inc.	1,100	17,490
Newell Rubbermaid, Inc.	400	17,716
News Corp. Class A	1,326	16,933
Nielsen Holdings PLC	1,118	58,874
NIKE, Inc. Class B	3,952	242,929
Norfolk Southern Corp.	536	44,622
Northern Trust Corp.	650	42,361
Northrop Grumman Corp.	589	116,563
Nuance Communications, Inc. (b)	1,287	24,054
NVIDIA Corp.	1,482	52,804
O’Reilly Automotive, Inc. (b)	273	74,709
Oceaneering International, Inc.	637	21,174
Omnicom Group, Inc.	767	63,837
ONEOK, Inc.	2,867	85,609
Oracle Corp.	9,073	371,176
PACCAR, Inc.	1,287	70,386
Packaging Corp. of America	429	25,912
Palo Alto Networks, Inc. (b)	104	16,967
Parker-Hannifin Corp.	523	58,095
Paychex, Inc.	663	35,809
PayPal Holdings, Inc. (b)	3,151	121,629
PepsiCo, Inc.	4,093	419,451
Perrigo Co. PLC	377	48,230
Pfizer, Inc.	16,811	498,278
PG&E Corp.	1,864	111,318
Philip Morris International, Inc.	4,523	443,752
Phillips 66	1,166	100,964
Pioneer Natural Resources Co.	893	125,681
Plains GP Holdings L.P. Class A	5,814	50,524
PNC Financial Services Group, Inc.	1,729	146,222
Polaris Industries, Inc.	143	14,083
PPG Industries, Inc.	1,326	147,836
Priceline Group, Inc. (b)	143	184,321
Principal Financial Group, Inc.	909	35,860
Procter & Gamble Co.	7,375	607,036
Progressive Corp.	1,287	45,225
Prologis, Inc. REIT	2,030	89,685
Prudential Financial, Inc.	1,742	125,807
Public Storage REIT	429	118,331
PulteGroup, Inc.	1,287	24,080
PVH Corp.	260	25,756
Qorvo, Inc. (b)	384	19,357
QUALCOMM, Inc.	4,921	251,660
Quanta Services, Inc. (b)	1,287	29,035
Quest Diagnostics, Inc.	390	27,866
Ralph Lauren Corp.	221	21,273
Raymond James Financial, Inc.	351	16,711
Raytheon Co.	970	118,951
Realogy Holdings Corp. (b)	467	16,863
Realty Income Corp. REIT	493	30,817
Red Hat, Inc. (b)	364	27,122
Regeneron Pharmaceuticals, Inc. (b)	195	70,286
Regions Financial Corp.	5,138	40,333
ResMed, Inc.	325	18,792
Reynolds American, Inc.	2,672	134,428
Rite Aid Corp. (b)	2,400	19,560

Robert Half International, Inc.	429	19,983
Rockwell Automation, Inc.	637	72,459
Rockwell Collins, Inc.	536	49,425
Roper Technologies, Inc.	377	68,904
Ross Stores, Inc.	1,099	63,632
Royal Caribbean Cruises, Ltd.	217	17,827
salesforce.com, Inc. (b)	1,622	119,752
SanDisk Corp.	676	51,430
SBA Communications Corp. Class A (b)	195	19,533
Schlumberger, Ltd.	4,488	330,990
Scripps Networks Interactive, Inc. Class A (b)	300	19,650
Seagate Technology PLC	728	25,080
Sealed Air Corp.	854	41,001
Sempra Energy	685	71,274
Sensata Technologies Holding NV (b)	562	21,828
ServiceNow, Inc. (b)	208	12,725
Sherwin-Williams Co.	406	115,576
Signet Jewelers, Ltd.	195	24,186
Simon Property Group, Inc. REIT	832	172,798
Sirius XM Holdings, Inc. (b)	213	841
Skyworks Solutions, Inc.	493	38,405
SL Green Realty Corp. REIT	195	18,892
Snap-on, Inc.	260	40,817
Spectra Energy Corp.	6,634	203,000
Splunk, Inc. (b)	359	17,566
Sprint Corp. (b)	1,416	4,928
St. Jude Medical, Inc.	1,179	64,845
Stanley Black & Decker, Inc.	689	72,490
Staples, Inc.	2,566	28,303
Starbucks Corp.	4,420	263,874
State Street Corp. (e)	1,287	75,315
Stryker Corp.	1,087	116,624
SunTrust Banks, Inc.	1,287	46,435
Symantec Corp.	2,566	47,163
Synchrony Financial (b)	2,136	61,218
Synopsys, Inc. (b)	572	27,708
Sysco Corp.	1,857	86,778
T Rowe Price Group, Inc.	832	61,119
T-Mobile US, Inc. (b)	637	24,397
Target Corp.	1,287	105,894
TD Ameritrade Holding Corp.	1,179	37,174
TEGNA, Inc.	766	17,970
Tesla Motors, Inc. (b)	221	50,779
Tesoro Corp.	257	22,105
Texas Instruments, Inc.	2,566	147,340
Textron, Inc.	1,179	42,986
Thermo Fisher Scientific, Inc.	1,087	153,908
Thomson Reuters Corp.	650	26,443
Tiffany & Co.	416	30,526
Time Warner Cable, Inc.	780	159,604
Time Warner, Inc.	2,566	186,163
TJX Cos., Inc.	1,815	142,205
Toll Brothers, Inc. (b)	1,070	31,576
Total System Services, Inc.	433	20,602
Tractor Supply Co.	325	29,400
TransDigm Group, Inc. (b)	143	31,509
Travelers Cos., Inc.	962	112,275
Trimble Navigation, Ltd. (b)	1,287	31,918

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TripAdvisor, Inc. (b)	299	$19,884
Twenty-First Century Fox, Inc. Class A	3,726	103,881
Twenty-First Century Fox, Inc. Class B	986	27,805
Twitter, Inc. (b)	884	14,630
Ulta Salon Cosmetics & Fragrance, Inc. (b)	108	20,924
Under Armour, Inc. Class A (b)	390	33,084
Union Pacific Corp.	2,262	179,942
United Parcel Service, Inc. Class B	1,481	156,201
United Rentals, Inc. (b)	351	21,829
United Technologies Corp.	2,684	268,668
UnitedHealth Group, Inc.	2,812	362,467
Universal Health Services, Inc. Class B	217	27,064
Unum Group	1,287	39,794
US Bancorp	5,138	208,551
Valeant Pharmaceuticals International, Inc. (b)	806	21,218
Valero Energy Corp.	1,190	76,327
Vantiv, Inc. Class A (b)	208	11,207
Varian Medical Systems, Inc. (b)	273	21,845
Ventas, Inc. REIT	1,002	63,086
VEREIT, Inc.	2,553	22,645
Verisk Analytics, Inc. (b)	403	32,208
Verizon Communications, Inc.	10,909	589,959
Vertex Pharmaceuticals, Inc. (b)	562	44,673
VF Corp.	949	61,457
Viacom, Inc. Class B	1,287	53,127
Visa, Inc. Class A	5,560	425,229
VMware, Inc. Class A (b)	234	12,241
Vornado Realty Trust REIT	296	27,951
Voya Financial, Inc.	1,168	34,771
W.W. Grainger, Inc.	247	57,657
Wabtec Corp.	429	34,015
Wal-Mart Stores, Inc.	4,633	317,314
Walgreens Boots Alliance, Inc.	2,566	216,160
Walt Disney Co.	4,379	434,878
Waters Corp. (b)	221	29,154
Weatherford International PLC (b)	2,936	22,842
Wells Fargo & Co.	13,046	630,905
Welltower, Inc. REIT	1,181	81,891
Western Digital Corp.	676	31,934
Western Union Co.	1,287	24,826
WestRock Co.	927	36,181
Whirlpool Corp.	156	28,133
WhiteWave Foods Co. (b)	483	19,629
Whole Foods Market, Inc.	1,287	40,039
Williams Cos., Inc.	3,414	54,863
Workday, Inc. Class A (b)	169	12,986
Wyndham Worldwide Corp.	260	19,872
Wynn Resorts, Ltd.	221	20,648
Xerox Corp.	3,852	42,988
Xilinx, Inc.	787	37,327
Xylem, Inc.	702	28,712
Yahoo!, Inc. (b)	2,566	94,454
Yum! Brands, Inc.	975	79,804
Zimmer Biomet Holdings, Inc.	598	63,765
Zoetis, Inc.	1,066	47,256

		48,022,462

TOTAL COMMON STOCKS (Cost $94,544,573)		91,227,578

WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Gamuda Bhd (expiring 3/6/21) (b) (Cost $95)	1,600	451

SHORT-TERM INVESTMENT — 0.3%
UNITED STATES — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g) (Cost $299,252)	299,252	299,252

TOTAL INVESTMENTS — 99.6% (Cost $94,843,920)		91,527,281
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		359,912

NET ASSETS — 100.0%		$91,887,193

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of March 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Affiliated issuer (Note 3).
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,173,279	$—	$—		$2,173,279
Austria	32,494	—	—		32,494
Belgium	424,761	—	—		424,761
Bermuda	26,456	—	—		26,456
Brazil	738,289	—	—		738,289
Canada	3,184,061	—	—		3,184,061
Chile	191,693	—	—		191,693
China	2,001,386	—	—		2,001,386
Colombia	130,011	—	—		130,011
Denmark	568,634	—	—		568,634
Finland	397,698	—	—		397,698
France	2,897,250	—	—		2,897,250
Germany	2,714,387	—	—		2,714,387
Greece	21,112	—	—		21,112
Hong Kong	1,195,410	—	0	(a)	1,195,410
India	594,788	—	—		594,788
Indonesia	217,801	—	—		217,801
Ireland	263,841	—	—		263,841
Israel	184,769	—	—		184,769
Italy	634,574	—	—		634,574
Japan	7,262,215	—	—		7,262,215
Luxembourg	30,471	—	—		30,471
Macau	15,996	—	—		15,996
Malaysia	313,354	—	—		313,354
Mexico	493,125	—	—		493,125
Netherlands	822,530	—	—		822,530
New Zealand	62,577	—	—		62,577
Norway	176,475	—	—		176,475
Peru	30,656	—	—		30,656
Philippines	115,282	—	—		115,282
Poland	138,359	—	—		138,359
Portugal	3,048	—	—		3,048
Qatar	126,018	—	—		126,018
Russia	258,663	—	—		258,663
Singapore	734,761	—	—		734,761
South Africa	540,600	—	—		540,600
South Korea	1,311,169	—	—		1,311,169

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Spain	$1,021,871	$—	$—	$1,021,871
Sweden	809,095	—	—	809,095
Switzerland	2,919,538	—	—	2,919,538
Taiwan	1,210,503	—	—	1,210,503
Thailand	172,911	—	—	172,911
Turkey	73,799	—	—	73,799
United Arab Emirates	57,491	—	—	57,491
United Kingdom	5,911,915	—	—	5,911,915
United States	48,022,462	—	—	48,022,462
Warrants
Malaysia	451	—	—	451
Short-Term Investment	299,252	—	—	299,252

TOTAL INVESTMENTS	$91,527,281	$—	$0	$91,527,281

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR MSCI EM 50 ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 5.9%
Ambev SA ADR	14,028	$72,665
Banco Bradesco SA Preference Shares ADR	7,460	55,577
BRF SA ADR	1,898	26,990
Itau Unibanco Holding SA Preference Shares ADR	9,026	77,533

		232,765

CHINA — 36.7%
Alibaba Group Holding, Ltd. ADR (a) (b)	1,467	115,937
Baidu, Inc. ADR (b)	401	76,543
Bank of China, Ltd. Class H	236,196	98,053
China Construction Bank Corp. Class H	250,154	159,641
China Life Insurance Co., Ltd. Class H	22,000	54,287
China Merchants Bank Co., Ltd. Class H	13,500	28,370
China Mobile, Ltd.	18,355	204,574
China Overseas Land & Investment, Ltd.	12,000	37,981
China Petroleum & Chemical Corp. Class H	75,600	49,610
CNOOC, Ltd.	53,362	63,017
Industrial & Commercial Bank of China, Ltd. Class H	219,454	122,790
NetEase, Inc. ADR	122	17,517
PetroChina Co., Ltd. Class H	62,812	41,785
Ping An Insurance Group Co. of China, Ltd. Class H	15,500	74,137
Tencent Holdings, Ltd.	15,380	314,082

		1,458,324

INDIA — 3.8%
ICICI Bank, Ltd. ADR	6,390	45,753
Infosys, Ltd. ADR (a)	5,467	103,982

		149,735

MALAYSIA — 0.9%
Public Bank Bhd	7,507	36,135

MEXICO — 4.2%
America Movil SAB de CV Class L ADR	4,740	73,612
Fomento Economico Mexicano SAB de CV ADR (a)	546	52,585
Grupo Televisa SAB ADR	1,455	39,955

		166,152

NETHERLANDS — 1.4%
Steinhoff International Holdings NV	8,569	56,425

RUSSIA — 5.6%
Gazprom PAO ADR	17,607	75,939
Lukoil PJSC ADR	1,518	58,314
Magnit PJSC GDR	774	30,921
Sberbank of Russia PJSC ADR (c)	7,314	50,906
Sberbank of Russia PJSC ADR (c)	713	4,948

		221,028

SOUTH AFRICA — 8.2%
FirstRand, Ltd. (a)	10,013	32,930
MTN Group, Ltd.	4,941	45,419
Naspers, Ltd. Class N	1,185	166,051
Sasol, Ltd.	1,647	49,444
Standard Bank Group, Ltd.	3,610	32,516

		326,360

SOUTH KOREA — 18.0%
Hyundai Mobis Co., Ltd.	203	44,200
Hyundai Motor Co.	459	61,208
KB Financial Group, Inc. ADR	1,149	31,701
Kia Motors Corp.	784	33,112
NAVER Corp.	83	46,232
POSCO ADR	831	39,331
Samsung Electronics Co., Ltd. GDR	657	374,162
Shinhan Financial Group Co., Ltd. ADR	1,273	44,822
SK Hynix, Inc.	1,730	42,585

		717,353

TAIWAN — 15.0%
Cathay Financial Holding Co., Ltd.	24,650	29,526
Chunghwa Telecom Co., Ltd. ADR (a)	1,099	37,102
Formosa Plastics Corp.	12,280	30,448
Hon Hai Precision Industry Co., Ltd. GDR	19,905	106,492
MediaTek, Inc.	4,000	30,699
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	13,851	362,896

		597,163

TOTAL COMMON STOCKS (Cost $4,515,020)		3,961,440

SHORT-TERM INVESTMENTS — 9.7%
UNITED STATES — 9.7%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	374,860	374,860
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	8,033	8,033

TOTAL SHORT-TERM INVESTMENTS (Cost $382,893)		382,893

TOTAL INVESTMENTS — 109.4% (Cost $4,897,913)		4,344,333
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(371,676)

NET ASSETS — 100.0%		$3,972,657

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR MSCI EM 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$232,765	$—	$—	$232,765
China	1,458,324	—	—	1,458,324
India	149,735	—	—	149,735
Malaysia	36,135	—	—	36,135
Mexico	166,152	—	—	166,152
Netherlands	56,425	—	—	56,425
Russia	221,028	—	—	221,028
South Africa.	326,360	—	—	326,360
South Korea	717,353	—	—	717,353
Taiwan	597,163	—	—	597,163
Short-Term Investments	382,893	—	—	382,893

TOTAL INVESTMENTS	$4,344,333	$—	$—	$4,344,333

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
CHILE — 3.0%
AES Gener SA	3,116	$1,577
Banco de Chile	91,964	9,905
Banco Santander Chile ADR	467	9,037
Cencosud SA ADR (a)	1,152	8,847
Cia Cervecerias Unidas SA	287	3,239
Colbun SA	13,514	3,771
Corpbanca SA	244,432	2,239
Embotelladora Andina SA Class B, Preference Shares	452	1,486
Empresa Nacional de Electricidad SA ADR	198	8,239
Empresas CMPC SA.	683	1,596
Empresas COPEC SA	410	3,931
Enersis Americas SA ADR	656	9,119
Latam Airlines Group SA ADR (a) (b)	733	5,131
SACI Falabella	834	5,834
Sociedad Quimica y Minera de Chile SA ADR	206	4,233

		78,184

COLOMBIA — 1.1%
Bancolombia SA ADR	193	6,597
Cementos Argos SA	1,416	5,478
Ecopetrol SA ADR (a)	449	3,866
Grupo de Inversiones Suramericana SA	322	4,278
Grupo de Inversiones Suramericana SA Preference Shares	185	2,415
Interconexion Electrica SA ESP	1,477	4,254

		26,888

CZECH REPUBLIC — 0.6%
CEZ A/S	358	6,324
Komercni banka A/S	36	7,962
O2 Czech Republic A/S	151	1,594

		15,880

EGYPT — 0.4%
Commercial International Bank Egypt SAE GDR	2,018	7,164
Global Telecom Holding SAE GDR (b)	2,245	3,648

		10,812

GREECE — 0.9%
Alpha Bank AE (b)	2,215	4,947
Eurobank Ergasias SA (b)	2,816	2,500
FF Group (b)	60	1,181
Hellenic Telecommunications Organization SA	474	4,294
JUMBO SA (b)	114	1,546
National Bank of Greece SA (b)	5,682	1,619
OPAP SA	432	3,042
Piraeus Bank SA (b)	7,036	1,820
Public Power Corp. SA	267	955
Titan Cement Co. SA	55	1,184

		23,088

HUNGARY — 0.9%
MOL Hungarian Oil & Gas PLC	119	7,161
OTP Bank PLC	399	10,023
Richter Gedeon Nyrt	270	5,385

		22,569

INDONESIA — 6.5%
Adaro Energy Tbk PT	34,900	1,698
Astra International Tbk PT	34,900	19,082
Bank Central Asia Tbk PT	22,000	22,066
Bank Mandiri Persero Tbk PT	18,500	14,370
Bank Negara Indonesia Persero Tbk PT	16,000	6,275
Bank Rakyat Indonesia Persero Tbk PT	19,000	16,371
Charoen Pokphand Indonesia Tbk PT	18,000	4,873
Gudang Garam Tbk PT	500	2,462
Hanjaya Mandala Sampoerna Tbk PT	500	3,710
Indocement Tunggal Prakarsa Tbk PT	3,000	4,463
Indofood Sukses Makmur Tbk PT	7,500	4,087
Kalbe Farma Tbk PT	51,900	5,656
Lippo Karawaci Tbk PT	55,900	4,405
Matahari Department Store Tbk PT	3,100	4,290
Perusahaan Gas Negara Persero Tbk	26,000	5,127
Semen Indonesia Persero Tbk PT	5,500	4,220
Summarecon Agung Tbk PT	13,500	1,614
Surya Citra Media Tbk PT	14,200	3,363
Telekomunikasi Indonesia Persero Tbk PT	84,839	21,274
Tower Bersama Infrastructure Tbk PT (b)	3,601	1,582
Unilever Indonesia Tbk PT	2,500	8,093
United Tractors Tbk PT	4,500	5,192
XL Axiata Tbk PT (b)	5,500	1,659

		165,932

MALAYSIA — 8.5%
AirAsia Bhd	2,200	1,032
Alliance Financial Group Bhd	3,500	3,723
AMMB Holdings Bhd	3,500	4,127
Axiata Group Bhd	4,877	7,363
British American Tobacco Malaysia Bhd	300	4,155
Bumi Armada Bhd (b)	5,300	1,073
CIMB Group Holdings Bhd	8,595	10,685
Dialog Group Bhd	5,700	2,338
DiGi.Com Bhd	7,300	9,243
Felda Global Ventures Holdings Bhd	2,900	1,122
Gamuda Bhd	3,300	4,161
Genting Bhd	4,600	11,554
Genting Malaysia Bhd	7,100	8,262
Hartalega Holdings Bhd	1,100	1,367
Hong Leong Bank Bhd	1,508	5,218
IHH Healthcare Bhd	6,100	10,257
IJM Corp. Bhd	7,600	6,876
IOI Corp. Bhd	5,500	6,442
IOI Properties Group Bhd	3,148	1,864
Kuala Lumpur Kepong Bhd	1,000	6,151
Malayan Banking Bhd	7,904	18,273
Malaysia Airports Holdings Bhd	1,585	2,763
Maxis Bhd	4,300	6,999
Petronas Chemicals Group Bhd	5,100	8,771
Petronas Dagangan Bhd	500	3,089
Petronas Gas Bhd	1,300	7,330
PPB Group Bhd	1,400	5,993
Public Bank Bhd	2,860	13,767
SapuraKencana Petroleum Bhd	8,300	3,957
Sime Darby Bhd	4,848	9,879
Telekom Malaysia Bhd	3,415	5,777
Tenaga Nasional Bhd	5,400	19,294
UMW Holdings Bhd	1,400	2,465

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

YTL Corp. Bhd	10,800	$4,540

		219,910

MEXICO — 11.2%
Alfa SAB de CV Class A	5,372	10,874
America Movil SAB de CV Series L	55,241	43,290
Arca Continental SAB de CV	700	4,878
Cemex SAB de CV (b)	21,361	15,643
Coca-Cola Femsa SAB de CV Series L	995	8,335
El Puerto de Liverpool SAB de CV Series C1	300	3,576
Fibra Uno Administracion SA de CV REIT	3,106	7,279
Fomento Economico Mexicano SAB de CV	3,182	30,970
Gentera SAB de CV	1,839	3,644
Gruma SAB de CV Class B	300	4,791
Grupo Aeroportuario del Pacifico SAB de CV Class B	500	4,497
Grupo Aeroportuario del Sureste SAB de CV Class B	397	6,029
Grupo Bimbo SAB de CV Series A (b)	3,683	10,975
Grupo Carso SAB de CV Series A1	1,393	6,549
Grupo Financiero Banorte SAB de CV Series O	4,578	26,026
Grupo Financiero Inbursa SAB de CV Series O	4,977	10,016
Grupo Financiero Santander Mexico SAB de CV Class B	3,982	7,284
Grupo Lala SAB de CV	584	1,604
Grupo Mexico SAB de CV Series B	4,464	10,849
Grupo Televisa SAB Series CPO	4,174	23,174
Industrias Penoles SAB de CV	304	3,853
Kimberly-Clark de Mexico SAB de CV Class A	3,683	8,934
Mexichem SAB de CV	2,488	6,145
OHL Mexico SAB de CV (b)	1,266	2,020
Promotora y Operadora de Infraestructura SAB de CV	549	7,359
Wal-Mart de Mexico SAB de CV	8,391	20,075

		288,669

NETHERLANDS — 1.2%
Steinhoff International Holdings NV	4,471	29,441

PERU — 1.0%
Cia de Minas Buenaventura SAA ADR (b)	161	1,185
Credicorp, Ltd.	132	17,293
Southern Copper Corp. (a)	298	8,258

		26,736

PHILIPPINES — 3.6%
Aboitiz Equity Ventures, Inc.	5,790	8,174
Ayala Corp.	520	8,470
Ayala Land, Inc.	15,000	11,483
BDO Unibank, Inc.	3,400	7,554
Energy Development Corp.	11,600	1,481
Globe Telecom, Inc.	105	5,062
GT Capital Holdings, Inc.	170	5,132
International Container Terminal Services, Inc.	1,790	2,632
JG Summit Holdings, Inc.	3,760	6,480
Jollibee Foods Corp.	1,570	7,740
Philippine Long Distance Telephone Co.	115	4,945

SM Investments Corp.	400	8,249
SM Prime Holdings, Inc.	14,500	6,912
Universal Robina Corp.	1,980	9,323

		93,637

POLAND — 3.4%
Alior Bank SA (b)	91	1,588
Bank Pekao SA	281	12,434
Bank Zachodni WBK SA (b)	41	3,381
Cyfrowy Polsat SA (b)	346	2,256
Eurocash SA	111	1,591
Grupa Azoty SA (b)	80	2,070
KGHM Polska Miedz SA	314	6,420
LPP SA	1	1,478
mBank SA (b)	39	3,563
Orange Polska SA	1,857	3,363
PGE Polska Grupa Energetyczna SA	1,662	6,243
Polski Koncern Naftowy Orlen SA	658	13,065
Polskie Gornictwo Naftowe i Gazownictwo SA	4,454	6,366
Powszechna Kasa Oszczednosci Bank Polski SA (b)	1,773	13,243
Powszechny Zaklad Ubezpieczen SA	874	8,360
Tauron Polska Energia SA	3,880	3,138

		88,559

QATAR — 2.4%
Barwa Real Estate Co.	117	1,163
Commercial Bank QSC	157	1,796
Doha Bank QSC	115	1,173
Ezdan Holding Group QSC	1,397	6,982
Industries Qatar QSC	267	7,941
Masraf Al Rayan QSC	684	6,706
Ooredoo QSC	122	3,116
Qatar Electricity & Water Co. QSC	96	5,536
Qatar Gas Transport Co., Ltd.	302	1,974
Qatar Insurance Co. SAQ	235	5,350
Qatar Islamic Bank SAQ	180	5,121
Qatar National Bank SAQ	318	12,296
Vodafone Qatar QSC.	974	3,296

		62,450

ROMANIA — 0.1%
New Europe Property Investments PLC	151	1,928

SOUTH AFRICA — 14.0%
Anglo American Platinum, Ltd. (a) (b)	75	1,845
AngloGold Ashanti, Ltd. (b)	671	9,330
Aspen Pharmacare Holdings, Ltd. (b)	498	10,841
Barclays Africa Group, Ltd. (a)	577	5,868
Barloworld, Ltd.	315	1,619
Bidvest Group, Ltd. (a)	565	14,329
Brait SE (a) (b)	409	4,644
Capitec Bank Holdings, Ltd.	35	1,364
Discovery, Ltd. (a)	520	4,296
Exxaro Resources, Ltd. (a)	233	1,141
FirstRand, Ltd. (a)	4,711	15,493
Fortress Income Fund, Ltd.	1,364	3,320
Foschini Group, Ltd.	503	4,837
Gold Fields, Ltd.	1,371	5,448
Growthpoint Properties, Ltd.	3,645	6,089

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hyprop Investments, Ltd.	250	$2,000
Impala Platinum Holdings, Ltd. (a) (b)	962	3,074
Imperial Holdings, Ltd. (a)	349	3,569
Investec, Ltd.	250	1,868
Life Healthcare Group Holdings, Ltd.	2,303	5,587
MMI Holdings, Ltd.	2,293	3,882
Mondi, Ltd.	161	3,108
Mr. Price Group, Ltd.	402	4,850
MTN Group, Ltd.	2,258	20,756
Naspers, Ltd. Class N	604	84,637
Nedbank Group, Ltd. (a)	365	4,821
Netcare, Ltd.	571	1,402
Pioneer Foods Group, Ltd.	123	1,163
PSG Group, Ltd.	78	1,063
Redefine Properties, Ltd.	6,786	5,527
Remgro, Ltd.	819	13,931
Resilient REIT, Ltd.	423	3,898
RMB Holdings, Ltd.	1,611	6,710
Sanlam, Ltd.	2,269	10,566
Sappi, Ltd. (b)	489	2,173
Sasol, Ltd.	803	24,106
Shoprite Holdings, Ltd. (a)	752	8,877
Sibanye Gold, Ltd.	1,112	4,282
SPAR Group, Ltd.	360	4,871
Standard Bank Group, Ltd.	1,556	14,015
Telkom SA SOC, Ltd.	323	1,264
Tiger Brands, Ltd.	232	5,130
Truworths International, Ltd. (a)	611	4,080
Tsogo Sun Holdings, Ltd.	884	1,421
Vodacom Group, Ltd.	668	7,291
Woolworths Holdings, Ltd.	1,469	8,956

		359,342

SOUTH KOREA — 14.8%
Amorepacific Corp.	30	10,139
Amorepacific Group	30	3,843
Celltrion, Inc. (b)	36	3,456
Cheil Worldwide, Inc.	110	1,635
CJ CheilJedang Corp.	6	1,823
CJ Corp.	11	1,880
Coway Co., Ltd.	40	3,375
Daewoo Securities Co., Ltd.	50	362
E-MART, Inc.	27	4,144
GS Engineering & Construction Corp. (b)	50	1,194
Hana Financial Group, Inc.	140	3,036
Hankook Tire Co., Ltd.	99	4,709
Hanmi Pharm Co., Ltd.	4	2,445
Hanmi Science Co., Ltd.	10	1,303
Hanssem Co., Ltd.	10	1,954
Hotel Shilla Co., Ltd.	30	1,745
Hyosung Corp.	26	3,274
Hyundai Development Co-Engineering & Construction	50	2,009
Hyundai Engineering & Construction Co., Ltd.	91	3,354
Hyundai Glovis Co., Ltd.	15	2,472
Hyundai Heavy Industries Co., Ltd. (b)	43	4,004
Hyundai Mobis Co., Ltd.	49	10,669
Hyundai Motor Co.	110	14,669
Hyundai Motor Co. Preference Shares	38	3,456

Hyundai Steel Co.	83	4,028
Hyundai Wia Corp.	10	918
Industrial Bank of Korea	210	2,249
Kakao Corp.	23	1,995
KB Financial Group, Inc. ADR (b)	297	8,194
KEPCO Plant Service & Engineering Co., Ltd.	20	1,121
Kia Motors Corp.	192	8,109
Korea Aerospace Industries, Ltd.	30	1,710
Korea Electric Power Corp. ADR (a) (b)	386	9,940
KT&G Corp.	90	8,657
LG Chem, Ltd.	40	11,455
LG Corp.	73	4,373
LG Display Co., Ltd. ADR (b)	373	4,263
LG Electronics, Inc.	92	4,956
LG Household & Health Care, Ltd.	8	6,611
LG Innotek Co., Ltd.	20	1,387
Lotte Chemical Corp.	12	3,583
Lotte Shopping Co., Ltd.	11	2,414
NAVER Corp.	21	11,697
NCSoft Corp.	7	1,552
Orion Corp.	2	1,598
POSCO ADR	223	10,555
S-1 Corp.	14	1,082
S-Oil Corp.	54	4,623
Samsung C&T Corp.	36	4,502
Samsung Electro-Mechanics Co., Ltd.	44	2,262
Samsung Electronics Co., Ltd. GDR (c)	58	27,840
Samsung Electronics Co., Ltd. GDR (c)	140	79,730
Samsung Fire & Marine Insurance Co., Ltd.	23	5,933
Samsung Heavy Industries Co., Ltd. (b)	210	2,029
Samsung Life Insurance Co., Ltd.	61	6,268
Samsung SDI Co., Ltd.	44	3,809
Samsung SDS Co., Ltd.	20	3,061
Samsung Securities Co., Ltd.	44	1,537
Shinhan Financial Group Co., Ltd. ADR (b)	296	10,422
SK Holdings Co., Ltd.	28	5,460
SK Hynix, Inc.	410	10,092
SK Innovation Co., Ltd.	51	7,671
Woori Bank	403	3,334

		381,970

TAIWAN — 14.7%
Advanced Semiconductor Engineering, Inc. ADR .	1,381	8,079
Asia Cement Corp.	5,120	4,677
AU Optronics Corp. ADR	902	2,661
Catcher Technology Co., Ltd.	1,000	8,203
Cathay Financial Holding Co., Ltd.	6,450	7,726
Chang Hwa Commercial Bank, Ltd.	8,731	4,476
Cheng Shin Rubber Industry Co., Ltd.	2,000	4,021
China Development Financial Holding Corp.	12,000	3,207
China Steel Corp.	13,260	9,229
Chunghwa Telecom Co., Ltd. ADR (a)	189	6,381
Compal Electronics, Inc.	7,000	4,393
CTBC Financial Holding Co., Ltd.	17,934	9,473
Delta Electronics, Inc.	2,105	9,287
E.Sun Financial Holding Co., Ltd.	10,915	6,105
Far Eastern New Century Corp.	7,282	5,951
Far EasTone Telecommunications Co., Ltd.	2,000	4,480

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

First Financial Holding Co., Ltd.	5,781	$2,856
Formosa Chemicals & Fibre Corp.	3,000	7,476
Formosa Plastics Corp.	4,000	9,918
Foxconn Technology Co., Ltd.	1,000	2,243
Fubon Financial Holding Co., Ltd.	7,000	8,917
Hon Hai Precision Industry Co., Ltd. GDR	5,914	31,640
HTC Corp.	1,000	2,865
Hua Nan Financial Holdings Co., Ltd.	10,938	5,438
Innolux Corp.	7,000	2,447
Inotera Memories, Inc. (b)	4,000	3,623
Inventec Corp.	2,000	1,268
Lite-On Technology Corp.	4,040	4,933
MediaTek, Inc.	1,000	7,675
Mega Financial Holding Co., Ltd.	12,974	9,231
Nan Ya Plastics Corp.	5,000	10,502
Pegatron Corp.	1,000	2,333
Pou Chen Corp.	4,000	5,096
Quanta Computer, Inc.	4,000	6,985
Siliconware Precision Industries Co., Ltd. ADR (a)	499	3,977
SinoPac Financial Holdings Co., Ltd.	18,345	5,671
Taishin Financial Holding Co., Ltd.	15,886	5,602
Taiwan Cement Corp.	5,000	4,894
Taiwan Cooperative Financial Holding Co., Ltd.	6,098	2,728
Taiwan Mobile Co., Ltd.	2,000	6,494
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	4,043	105,927
Uni-President Enterprises Corp.	4,534	7,960
United Microelectronics Corp.	18,000	7,438
Yuanta Financial Holding Co., Ltd.	7,568	2,704

		377,190

THAILAND — 5.2%
Advanced Info Service PCL	1,678	8,681
Airports of Thailand PCL	779	8,902
Bangkok Bank PCL NVDR	523	2,676
BEC World PCL	3,300	2,603
Bumrungrad Hospital PCL	608	3,664
Central Pattana PCL	3,900	5,709
Charoen Pokphand Foods PCL	7,200	4,994
CP ALL PCL	9,600	12,484
Delta Electronics Thailand PCL NVDR	900	2,226
Energy Absolute PCL NVDR	2,900	1,838
IRPC PCL NVDR	18,400	2,641
Kasikornbank PCL	3,100	15,421
Krung Thai Bank PCL	11,100	5,900
Minor International PCL	4,378	4,605
PTT Exploration & Production PCL	2,900	5,791
PTT Global Chemical PCL	3,800	6,535
PTT PCL	1,700	13,530
Siam Cement PCL NVDR	747	9,895
Siam Commercial Bank PCL	3,066	12,288
True Corp. PCL NVDR (b)	16,310	3,524

		133,907

TURKEY — 3.9%
Akbank TAS	3,401	9,687
Anadolu Efes Biracilik Ve Malt Sanayii A/S	485	3,693
BIM Birlesik Magazalar A/S	395	8,564

Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,040	4,118
Eregli Demir ve Celik Fabrikalari TAS	3,015	4,540
Haci Omer Sabanci Holding A/S	2,002	6,925
KOC Holding A/S	1,639	8,330
TAV Havalimanlari Holding A/S	160	955
Tofas Turk Otomobil Fabrikasi A/S	428	3,475
Tupras Turkiye Petrol Rafinerileri A/S (b)	274	7,722
Turk Hava Yollari AO (b)	1,693	4,684
Turkcell Iletisim Hizmetleri A/S	1,728	7,272
Turkiye Garanti Bankasi A/S	4,534	13,268
Turkiye Halk Bankasi A/S	887	3,298
Turkiye Is Bankasi	4,152	6,872
Turkiye Vakiflar Bankasi TAO Class D	2,626	4,393
Ulker Biskuvi Sanayi A/S	226	1,678

		99,474

UNITED ARAB EMIRATES — 2.2%
Abu Dhabi Commercial Bank PJSC	4,499	8,207
Aldar Properties PJSC	5,839	4,372
Arabtec Holding PJSC (b)	3,161	1,411
DP World, Ltd.	239	4,491
Dubai Financial Market PJSC	4,897	1,813
Dubai Islamic Bank PJSC	822	1,327
Emaar Malls Group PJSC (b)	6,226	4,882
Emaar Properties PJSC	5,580	9,145
Emirates Telecommunications Group Co. PJSC	2,778	13,992
First Gulf Bank PJSC	1,190	3,807
National Bank of Abu Dhabi PJSC	1,346	3,203

		56,650

TOTAL COMMON STOCKS (Cost $3,004,058)		2,563,216

RIGHTS — 0.0% (d)
QATAR — 0.0% (d)
Qatar Insurance Co. SAQ (expiring 5/1/16) (b) (Cost $0)	47	400

WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Gamuda Bhd (expiring 3/6/21) (b) (Cost $59)	1,000	282

SHORT-TERM INVESTMENTS — 4.3%
UNITED STATES — 4.3%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	110,841	110,841
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	824	824

TOTAL SHORT-TERM INVESTMENTS (Cost $111,665)		111,665

TOTAL INVESTMENTS — 103.9% (Cost $3,115,782)		2,675,563
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(100,498)

NET ASSETS — 100.0%		$2,575,065

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chile	$78,184	$—	$—	$78,184
Colombia	26,888	—	—	26,888
Czech Republic	15,880	—	—	15,880
Egypt	10,812	—	—	10,812
Greece.	23,088	—	—	23,088
Hungary	22,569	—	—	22,569
Indonesia	165,932	—	—	165,932
Malaysia	219,910	—	—	219,910
Mexico	288,669	—	—	288,669
Netherlands	29,441	—	—	29,441
Peru	26,736	—	—	26,736
Philippines.	93,637	—	—	93,637
Poland	88,559	—	—	88,559
Qatar	62,450	—	—	62,450
Romania	1,928	—	—	1,928
South Africa.	359,342	—	—	359,342
South Korea	381,970	—	—	381,970
Taiwan	377,190	—	—	377,190
Thailand	133,907	—	—	133,907
Turkey	99,474	—	—	99,474
United Arab Emirates	56,650	—	—	56,650
Rights
Qatar	400	—	—	400
Warrants
Malaysia	282	—	—	282
Short-Term Investments	111,665	—	—	111,665

TOTAL INVESTMENTS	$2,675,563	$—	$—	$2,675,563

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 6.2%
AGL Energy, Ltd.	1,126	$15,938
Amcor, Ltd.	649	7,164
Aristocrat Leisure, Ltd.	361	2,860
ASX, Ltd.	116	3,697
Australia & New Zealand Banking Group, Ltd.	562	10,142
BHP Billiton PLC	587	6,604
BHP Billiton, Ltd.	667	8,651
Brambles, Ltd.	811	7,561
Cochlear, Ltd.	37	2,912
Commonwealth Bank of Australia	332	19,134
CSL, Ltd.	367	28,638
GPT Group REIT	1,890	7,269
Healthscope, Ltd.	4,020	8,226
Insurance Australia Group, Ltd.	639	2,743
LendLease Group	274	2,923
Macquarie Group, Ltd.	47	2,389
Medibank Pvt, Ltd.	6,975	15,721
National Australia Bank, Ltd.	456	9,204
Origin Energy, Ltd.	813	3,183
QBE Insurance Group, Ltd.	324	2,719
Ramsay Health Care, Ltd.	54	2,549
REA Group, Ltd.	61	2,535
Scentre Group REIT	2,815	9,615
SEEK, Ltd.	241	3,000
Sonic Healthcare, Ltd.	1,093	15,790
South32, Ltd. (a)	2,954	3,329
Stockland REIT	1,179	3,873
Suncorp Group, Ltd.	309	2,831
Telstra Corp., Ltd.	8,088	33,162
Transurban Group Stapled Security	1,600	13,970
Vicinity Centres REIT	4,756	11,671
Wesfarmers, Ltd.	599	19,099
Westfield Corp.	851	6,540
Westpac Banking Corp.	515	12,024
Woodside Petroleum, Ltd.	433	8,647
Woolworths, Ltd.	1,216	20,672

		336,985

AUSTRIA — 0.1%
OMV AG	102	2,874

BELGIUM — 1.6%
Ageas	60	2,384
Anheuser-Busch InBev SA	364	45,317
Colruyt SA	202	11,786
Delhaize Group	25	2,614
Groupe Bruxelles Lambert SA	33	2,727
KBC Groep NV	44	2,273
Proximus SADP	302	10,336
Solvay SA	27	2,712
UCB SA	80	6,130

		86,279

DENMARK — 2.7%
AP Moeller — Maersk A/S Class B	2	2,628
Carlsberg A/S Class B	29	2,768
Coloplast A/S Class B	159	12,067
Danske Bank A/S	104	2,943

DSV A/S	115	4,795
Novo Nordisk A/S Class B	1,570	85,296
Novozymes A/S Class B	131	5,899
Pandora A/S	72	9,443
TDC A/S	825	4,044
Tryg A/S	370	7,193
William Demant Holding A/S (a)	90	9,065

		146,141

FINLAND — 0.8%
Elisa Oyj	80	3,115
Fortum Oyj	390	5,915
Kone Oyj Class B	235	11,344
Nokia Oyj	338	2,013
Nokian Renkaat Oyj	71	2,510
Orion Oyj Class B	79	2,615
Sampo Oyj Class A	214	10,179
UPM-Kymmene Oyj	144	2,612
Wartsila Oyj Abp	91	4,124

		44,427

FRANCE — 6.5%
Aeroports de Paris	84	10,400
Air Liquide SA	200	22,538
Airbus Group SE	340	22,608
AXA SA	454	10,704
BNP Paribas SA	284	14,314
Bouygues SA	55	2,247
Bureau Veritas SA (a)	149	3,324
Cap Gemini SA	29	2,729
Carrefour SA	118	3,251
Casino Guichard Perrachon SA	56	3,215
Cie de Saint-Gobain	103	4,546
Cie Generale des Etablissements Michelin	99	10,146
Credit Agricole SA	328	3,558
Danone SA	147	10,471
Dassault Systemes	157	12,475
Engie SA	381	5,922
Essilor International SA	112	13,854
Eutelsat Communications SA	160	5,176
Hermes International	18	6,347
Iliad SA (a)	16	4,123
Kering	15	2,685
L’Oreal SA	173	31,040
Legrand SA	130	7,295
LVMH Moet Hennessy Louis Vuitton SE	125	21,438
Orange SA	321	5,631
Pernod Ricard SA	21	2,345
Peugeot SA (a)	168	2,883
Publicis Groupe SA (a)	96	6,751
Renault SA	39	3,881
Safran SA	39	2,732
Sanofi	188	15,181
Schneider Electric SE	76	4,810
SCOR SE	357	12,693
Societe BIC SA	19	2,862
Societe Generale SA	209	7,736
Sodexo SA	66	7,126
TOTAL SA	482	22,004
Unibail-Rodamco SE	12	3,307

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Valeo SA (a)	45	$7,015
Veolia Environnement SA	91	2,195
Vinci SA	74	5,521
Vivendi SA	246	5,181

		354,260

GERMANY — 6.7%
adidas AG	25	2,934
Allianz SE	80	13,032
BASF SE	492	37,172
Bayer AG	55	6,474
Bayerische Motoren Werke AG	70	6,437
Beiersdorf AG	146	13,200
Commerzbank AG (a)	380	3,309
Continental AG	55	12,535
Daimler AG	178	13,665
Deutsche Bank AG	479	8,160
Deutsche Boerse AG	102	8,716
Deutsche Lufthansa AG (a)	164	2,655
Deutsche Post AG	548	15,250
Deutsche Telekom AG	438	7,874
E.ON SE	1,098	10,558
Fresenius Medical Care AG & Co. KGaA	163	14,459
Fresenius SE & Co. KGaA	157	11,488
Fuchs Petrolub SE Preference Shares	54	2,416
Hannover Rueck SE	35	4,084
HeidelbergCement AG	30	2,573
Henkel AG & Co. KGaA	135	13,287
Henkel AG & Co. KGaA Preference Shares	86	9,496
HUGO BOSS AG	50	3,284
Infineon Technologies AG	205	2,921
Kabel Deutschland Holding AG	23	2,582
Linde AG.	21	3,064
MAN SE (a)	102	11,056
Merck KGaA	64	5,347
METRO AG	102	3,165
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	88	17,925
Porsche Automobil Holding SE Preference Shares	121	6,245
ProSiebenSat.1 Media SE	107	5,510
RWE AG	477	6,183
SAP SE	440	35,650
Siemens AG	102	10,827
ThyssenKrupp AG	156	3,246
TUI AG	496	7,692
United Internet AG	78	3,920
Volkswagen AG	24	3,488
Volkswagen AG Preference Shares	110	14,021

		365,900

HONG KONG — 5.0%
AIA Group, Ltd.	1,023	5,796
Bank of East Asia, Ltd.	2,065	7,721
BOC Hong Kong Holdings, Ltd.	1,036	3,092
Cheung Kong Infrastructure Holdings, Ltd.	2,000	19,558
Cheung Kong Property Holdings, Ltd.	2,273	14,637
CK Hutchison Holdings, Ltd.	2,000	25,965
CLP Holdings, Ltd.	3,000	27,132
Hang Seng Bank, Ltd.	1,629	28,793

HK Electric Investments & HK Electric Investments, Ltd. (b)	8,540	7,520
HKT Trust & HKT, Ltd.	7,540	10,382
Hong Kong & China Gas Co., Ltd.	5,840	10,917
Hong Kong Exchanges and Clearing, Ltd.	604	14,546
Li & Fung, Ltd.	6,000	3,551
Link REIT	1,000	5,930
MTR Corp., Ltd.	4,076	20,179
New World Development Co., Ltd.	4,108	3,914
Noble Group, Ltd. (a)	10,000	3,267
PCCW, Ltd.	10,000	6,472
Power Assets Holdings, Ltd.	2,000	20,460
Sands China, Ltd.	2,000	8,148
Swire Pacific, Ltd. Class A	1,000	10,765
Techtronic Industries Co., Ltd.	1,000	3,952
Yue Yuen Industrial Holdings, Ltd.	2,500	8,590

		271,287

IRELAND — 1.2%
CRH PLC	99	2,801
Experian PLC	499	8,929
Kerry Group PLC Class A	255	23,793
Ryanair Holdings PLC ADR	106	9,097
Shire PLC	385	21,908

		66,528

ISRAEL — 0.9%
Bank Hapoalim BM	2,760	14,316
Bank Leumi Le-Israel BM (a)	2,385	8,558
Bezeq The Israeli Telecommunication Corp., Ltd.	3,417	7,703
Check Point Software Technologies, Ltd. (a)	34	2,974
Mizrahi Tefahot Bank, Ltd.	482	5,650
Teva Pharmaceutical Industries, Ltd.	206	11,107

		50,308

ITALY — 0.9%
Assicurazioni Generali SpA	258	3,831
Enel SpA	2,112	9,381
Eni SpA	764	11,579
EXOR SpA	72	2,585
Ferrari NV (a)	64	2,662
Intesa Sanpaolo SpA	1,993	5,528
Luxottica Group SpA	73	4,035
Snam SpA	454	2,848
Telecom Italia SpA/Milano (a) (c)	2,496	2,696
Telecom Italia SpA/Milano (c)	3,122	2,739
UniCredit SpA	957	3,457

		51,341

JAPAN — 20.6%
Aeon Co., Ltd.	200	2,893
ANA Holdings, Inc.	4,000	11,285
Aozora Bank, Ltd.	4,000	13,986
Asahi Group Holdings, Ltd.	200	6,240
Asics Corp.	200	3,568
Astellas Pharma, Inc.	800	10,652
Benesse Holdings, Inc.	200	5,765
Bridgestone Corp.	400	14,965
Canon, Inc.	1,000	29,850
Chubu Electric Power Co., Inc.	200	2,796

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Dai-ichi Life Insurance Co., Ltd.	308	$3,734
Daiichi Sankyo Co., Ltd.	306	6,813
East Japan Railway Co.	200	17,284
FamilyMart Co., Ltd.	200	10,410
FANUC Corp.	200	31,113
Fuji Heavy Industries, Ltd.	400	14,147
Hitachi, Ltd.	2,000	9,371
Honda Motor Co., Ltd.	400	10,983
Hoya Corp.	200	7,618
Inpex Corp.	400	3,038
Isuzu Motors, Ltd.	400	4,135
ITOCHU Corp.	614	7,572
Japan Airlines Co., Ltd.	400	14,670
Japan Exchange Group, Inc.	306	4,694
Japan Prime Realty Investment Corp.	2	8,159
Japan Real Estate Investment Corp.	2	11,566
Japan Retail Fund Investment Corp. REIT	6	14,424
Japan Tobacco, Inc.	600	25,037
JFE Holdings, Inc.	200	2,698
JX Holdings, Inc.	1,232	4,755
Kakaku.com, Inc.	200	3,719
Kansai Electric Power Co., Inc. (a)	200	1,774
Kao Corp.	400	21,364
KDDI Corp.	1,118	29,901
Kirin Holdings Co., Ltd.	500	7,020
Komatsu, Ltd.	200	3,409
Kubota Corp.	200	2,734
Kyowa Hakko Kirin Co., Ltd.	200	3,196
Lawson, Inc.	200	16,762
LIXIL Group Corp.	200	4,084
M3, Inc.	200	5,039
Marubeni Corp.	1,600	8,114
Mazda Motor Corp.	200	3,108
McDonald’s Holdings Co., Japan, Ltd.	200	4,744
Miraca Holdings, Inc.	200	8,230
Mitsubishi Chemical Holdings Corp.	400	2,091
Mitsubishi Corp.	600	10,175
Mitsubishi Motors Corp.	400	3,000
Mitsubishi Tanabe Pharma Corp.	613	10,673
Mitsubishi UFJ Financial Group, Inc.	3,400	15,776
Mitsui & Co., Ltd.	800	9,218
Mizuho Financial Group, Inc.	16,900	25,276
MS&AD Insurance Group Holdings, Inc.	200	5,580
Nabtesco Corp.	200	4,495
Nagoya Railroad Co., Ltd.	2,000	9,360
NEC Corp.	2,000	5,036
Nippon Building Fund, Inc.	2	11,869
Nippon Paint Holdings Co., Ltd.	200	4,443
Nippon Prologis, Inc. REIT	5	11,206
Nippon Steel & Sumitomo Metal Corp.	200	3,847
Nippon Telegraph & Telephone Corp.	800	34,507
Nippon Yusen KK	2,000	3,861
Nissan Motor Co., Ltd.	616	5,708
Nissin Foods Holdings Co., Ltd.	200	9,413
Nitori Holdings Co., Ltd.	200	18,346
Nomura Holdings, Inc.	1,000	4,474
Nomura Real Estate Master Fund, Inc.	11	16,442
Nomura Research Institute, Ltd.	200	6,744
NTT DOCOMO, Inc.	1,222	27,752

Oracle Corp. Japan	200	11,246
Oriental Land Co., Ltd.	200	14,182
ORIX Corp.	300	4,285
Osaka Gas Co., Ltd.	2,000	7,694
Otsuka Corp.	200	10,570
Otsuka Holdings Co., Ltd.	800	29,097
Panasonic Corp.	400	3,678
Park24 Co., Ltd.	400	11,210
Recruit Holdings Co., Ltd.	100	3,056
Resona Holdings, Inc.	1,300	4,645
Ricoh Co., Ltd.	200	2,039
Sankyo Co., Ltd.	200	7,456
Santen Pharmaceutical Co., Ltd.	400	6,025
Secom Co., Ltd.	200	14,887
Sekisui House, Ltd.	200	3,380
Seven Bank, Ltd.	700	2,989
Shionogi & Co., Ltd.	200	9,426
SoftBank Group Corp.	200	9,548
Sony Corp.	200	5,148
Sumitomo Corp.	412	4,100
Sumitomo Electric Industries, Ltd.	200	2,436
Sumitomo Mitsui Financial Group, Inc.	400	12,143
Sumitomo Mitsui Trust Holdings, Inc.	2,000	5,865
Suntory Beverage & Food, Ltd.	500	22,554
Suzuken Co., Ltd.	200	6,806
Suzuki Motor Corp.	200	5,358
T&D Holdings, Inc.	200	1,868
Taiheiyo Cement Corp.	2,000	4,609
Taisho Pharmaceutical Holdings Co., Ltd.	200	15,873
Takeda Pharmaceutical Co., Ltd.	600	27,418
Tobu Railway Co., Ltd.	2,000	9,983
Tohoku Electric Power Co., Inc.	200	2,584
Tokio Marine Holdings, Inc.	200	6,762
Tokyo Electric Power Co., Inc. (a)	800	4,406
Tokyo Gas Co., Ltd.	2,043	9,537
TonenGeneral Sekiyu KK	2,000	18,115
Toshiba Corp. (a)	2,000	3,897
Toyo Suisan Kaisha, Ltd.	200	7,189
Toyota Motor Corp.	600	31,774
Toyota Tsusho Corp.	200	4,525
Unicharm Corp.	206	4,489
United Urban Investment Corp.	8	12,947
USS Co., Ltd.	400	6,399
West Japan Railway Co.	200	12,365
Yahoo! Japan Corp.	800	3,409
Yamada Denki Co., Ltd.	1,200	5,680
Yamato Holdings Co., Ltd.	400	7,997

		1,118,360

LUXEMBOURG — 0.5%
ArcelorMittal	1,315	5,957
RTL Group SA (a)	47	3,987
SES SA	534	15,660

		25,604

MEXICO — 0.1%
Fresnillo PLC	415	5,681

NETHERLANDS — 2.7%
Aegon NV	675	3,718
Akzo Nobel NV	44	3,003

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ASML Holding NV	171	$17,397
Boskalis Westminster	71	2,795
Heineken NV	31	2,814
ING Groep NV	636	7,704
Koninklijke Ahold NV	437	9,845
Koninklijke DSM NV	52	2,864
Koninklijke KPN NV	736	3,089
Koninklijke Philips NV	136	3,880
NN Group NV	622	20,382
Royal Dutch Shell PLC Class A	1,690	40,905
Royal Dutch Shell PLC Class B	1,014	24,776
Wolters Kluwer NV	138	5,517

		148,689

NEW ZEALAND — 0.3%
Auckland International Airport, Ltd.	1,402	6,259
Meridian Energy, Ltd.	1,530	2,783
Ryman Healthcare, Ltd.	465	2,696
Spark New Zealand, Ltd.	1,073	2,719

		14,457

NORWAY — 0.3%
DNB ASA	275	3,253
Gjensidige Forsikring ASA	134	2,286
Statoil ASA	343	5,404
Telenor ASA	240	3,885

		14,828

PORTUGAL — 0.1%
EDP — Energias de Portugal SA (a)	784	2,793
Jeronimo Martins SGPS SA	169	2,769

		5,562

SINGAPORE — 2.4%
ComfortDelGro Corp., Ltd.	2,000	4,337
DBS Group Holdings, Ltd.	2,060	23,528
Keppel Corp., Ltd.	2,000	8,659
Oversea-Chinese Banking Corp., Ltd.	4,068	26,705
Singapore Airlines, Ltd.	2,000	16,961
Singapore Press Holdings, Ltd.	2,000	5,941
Singapore Technologies Engineering, Ltd.	2,000	4,797
Singapore Telecommunications, Ltd.	10,100	28,652
StarHub, Ltd.	2,000	4,976
Wilmar International, Ltd.	2,000	4,990

		129,546

SOUTH AFRICA — 0.1%
Mondi PLC	198	3,802

SPAIN — 1.7%
ACS Actividades de Construccion y Servicios SA	102	3,044
Amadeus IT Holding SA Class A (a)	62	2,663
Banco Bilbao Vizcaya Argentaria SA	1,230	8,188
Banco de Sabadell SA	1,610	2,902
Banco Popular Espanol SA	6	16
Banco Santander SA	3,633	16,038
CaixaBank SA	931	2,755
Distribuidora Internacional de Alimentacion SA	438	2,279
Endesa SA	253	4,864
Gas Natural SDG SA	143	2,896

Iberdrola SA	944	6,305
Industria de Diseno Textil SA	645	21,731
Repsol SA	478	5,399
Telefonica SA	814	9,139
Zardoya Otis SA	232	2,704

		90,923

SWEDEN — 1.9%
Alfa Laval AB	174	2,852
Assa Abloy AB Class B	465	9,189
Atlas Copco AB Class A	543	13,684
Atlas Copco AB Class B	118	2,786
Hennes & Mauritz AB Class B	662	22,106
ICA Gruppen AB	105	3,479
Investment AB Kinnevik Class B	193	5,483
Investor AB Class B	164	5,814
Nordea Bank AB	590	5,677
Sandvik AB	276	2,860
Skandinaviska Enskilda Banken AB Class A	304	2,908
Skanska AB Class B	248	5,669
Svenska Cellulosa AB SCA Class B	87	2,723
Svenska Handelsbanken AB Class A	231	2,943
Swedbank AB Class A	146	3,150
Telefonaktiebolaget LM Ericsson Class B	358	3,590
TeliaSonera AB	858	4,463
Volvo AB Class B	234	2,572

		101,948

SWITZERLAND — 12.7%
ABB, Ltd.	1,212	23,717
Actelion, Ltd. (a)	63	9,453
Adecco SA	99	6,477
Baloise Holding AG	33	4,211
Barry Callebaut AG (a)	4	4,365
Chocoladefabriken Lindt & Spruengli AG (a)	4	24,894
Cie Financiere Richemont SA	41	2,721
Credit Suisse Group AG (a)	337	4,789
EMS-Chemie Holding AG	6	3,123
Galenica AG	2	3,020
Geberit AG	27	10,130
Givaudan SA	6	11,816
Glencore PLC	9,430	21,320
Julius Baer Group, Ltd. (a)	215	9,272
Kuehne + Nagel International AG	173	24,695
LafargeHolcim, Ltd. (a) (c)	32	1,511
LafargeHolcim, Ltd. (a) (c)	38	1,788
Nestle SA	1,829	137,225
Novartis AG	1,297	94,399
Partners Group Holding AG	12	4,843
Roche Holding AG	460	113,697
Schindler Holding AG (c)	27	4,999
Schindler Holding AG (c)	23	4,229
SGS SA	4	8,487
Sika AG	2	7,949
Sonova Holding AG	37	4,745
Swatch Group AG (c)	12	4,174
Swatch Group AG (c)	40	2,705
Swiss Life Holding AG (a)	11	2,937
Swiss Prime Site AG (a)	177	15,673
Swiss Re AG	362	33,605

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Swisscom AG	57	$31,100
Syngenta AG	45	18,796
UBS Group AG	455	7,360
Wolseley PLC	149	8,436
Zurich Insurance Group AG (a)	75	17,488

		690,149

UNITED KINGDOM — 23.1%
3i Group PLC	411	2,696
Aberdeen Asset Management PLC	765	3,050
Admiral Group PLC	614	17,500
Aggreko PLC	210	3,251
Anglo American PLC	903	7,166
ARM Holdings PLC	722	10,523
Associated British Foods PLC	229	11,023
AstraZeneca PLC	1,022	57,325
Aviva PLC	572	3,750
Babcock International Group PLC	276	3,767
BAE Systems PLC	2,064	15,100
Barclays PLC	4,873	10,506
BP PLC	6,774	34,092
British American Tobacco PLC	1,328	78,067
BT Group PLC	2,201	13,935
Bunzl PLC	408	11,863
Burberry Group PLC	281	5,513
Capita PLC	577	8,642
Centrica PLC	5,834	19,093
CNH Industrial NV	378	2,574
Cobham PLC	687	2,144
Compass Group PLC	2,336	41,230
Croda International PLC	89	3,887
Diageo PLC	1,829	49,461
Direct Line Insurance Group PLC	1,961	10,434
Dixons Carphone PLC	409	2,506
easyJet PLC	271	5,917
Fiat Chrysler Automobiles NV	371	3,002
G4S PLC	2,454	6,723
GKN PLC	1,339	5,558
GlaxoSmithKline PLC	1,466	29,752
Hargreaves Lansdown PLC	188	3,632
HSBC Holdings PLC	7,585	47,303
ICAP PLC	385	2,627
IMI PLC	228	3,121
Imperial Brands PLC	794	44,085
Inmarsat PLC	609	8,617
Intertek Group PLC	89	4,051
ITV PLC	2,693	9,336
J Sainsbury PLC	1,480	5,877
Johnson Matthey PLC	114	4,496
Kingfisher PLC	1,684	9,118
Land Securities Group PLC REIT	248	3,925
Legal & General Group PLC	3,075	10,395
Lloyds Banking Group PLC	16,935	16,557
Marks & Spencer Group PLC	1,471	8,588
Meggitt PLC	476	2,782
Merlin Entertainments PLC (b)	680	4,530
National Grid PLC	2,189	31,060
Next PLC	212	16,454
Old Mutual PLC	1,060	2,942
Pearson PLC	222	2,792

Persimmon PLC	182	5,454
Petrofac, Ltd.	220	2,912
Provident Financial PLC	80	3,409
Prudential PLC	1,328	24,833
Randgold Resources, Ltd.	265	24,262
Reckitt Benckiser Group PLC	645	62,391
RELX NV	682	11,926
RELX PLC	1,657	30,818
Rexam PLC	380	3,463
Rio Tinto PLC	807	22,682
Rio Tinto, Ltd.	284	9,326
Rolls-Royce Holdings PLC (a)	1,247	12,224
Royal Mail PLC	2,508	17,328
SABMiller PLC	462	28,261
Sage Group PLC	688	6,220
Schroders PLC	70	2,699
Severn Trent PLC	83	2,592
Sky PLC	1,329	19,560
Smith & Nephew PLC	1,092	18,018
Smiths Group PLC	257	3,975
SSE PLC	1,265	27,127
St James’s Place PLC	279	3,683
Standard Chartered PLC	1,237	8,402
Tate & Lyle PLC	1,055	8,765
Tesco PLC (a)	3,079	8,488
Unilever NV	971	43,580
Unilever PLC	1,249	56,593
United Utilities Group PLC	175	2,322
Vodafone Group PLC	8,874	28,213
Weir Group PLC	203	3,233
Whitbread PLC	105	5,976
William Hill PLC	530	2,491
Wm Morrison Supermarkets PLC	956	2,730
WPP PLC	635	14,849

		1,251,143

TOTAL COMMON STOCKS (Cost $5,827,899)		5,377,022

SHORT-TERM INVESTMENT — 0.0% (d)
UNITED STATES — 0.0% (d)
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f) (Cost $1,759)	1,759	1,759

TOTAL INVESTMENTS — 99.1% (Cost $5,829,658)		5,378,781
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		48,897

NET ASSETS — 100.0%		$5,427,678

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(e)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$336,985	$—	$—	$336,985
Austria	2,874	—	—	2,874
Belgium	86,279	—	—	86,279
Denmark	146,141	—	—	146,141
Finland	44,427	—	—	44,427
France	354,260	—	—	354,260
Germany	365,900	—	—	365,900
Hong Kong	271,287	—	—	271,287
Ireland	66,528	—	—	66,528
Israel	50,308	—	—	50,308
Italy	51,341	—	—	51,341
Japan	1,118,360	—	—	1,118,360
Luxembourg	25,604	—	—	25,604
Mexico	5,681	—	—	5,681
Netherlands	148,689	—	—	148,689
New Zealand	14,457	—	—	14,457
Norway	14,828	—	—	14,828
Portugal	5,562	—	—	5,562
Singapore	129,546	—	—	129,546
South Africa	3,802	—	—	3,802
Spain	90,923	—	—	90,923
Sweden	101,948	—	—	101,948
Switzerland	690,149	—	—	690,149
United Kingdom	1,251,143	—	—	1,251,143
Short-Term Investment	1,759	—	—	1,759

TOTAL INVESTMENTS	$5,378,781	$—	$—	$5,378,781

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 5.2%
Ambev SA ADR	219,864	$1,138,896
Banco Bradesco SA	11,096	94,178
Banco Bradesco SA Preference Shares	41,153	314,337
Banco do Brasil SA	22,859	127,518
Banco Santander Brasil SA	3,188	15,247
BB Seguridade Participacoes SA	38,032	318,722
BM&FBovespa SA	9,595	41,640
BR Malls Participacoes SA	3,152	13,119
BRF SA ADR	5,605	79,703
CCR SA	2,966	11,742
Centrais Eletricas Brasileiras SA ADR	6,049	17,603
CETIP SA — Mercados Organizados	8,170	92,558
Cia Brasileira de Distribuicao ADR	2,038	28,349
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,025	26,565
Cia Energetica de Minas Gerais ADR	34,341	77,611
Cia Energetica de Sao Paulo Class B, Preference Shares	1,288	5,764
Cia Paranaense de Energia ADR	2,038	16,141
Cia Siderurgica Nacional SA ADR	12,107	23,851
Cielo SA	53,280	525,734
Cosan SA Industria e Comercio	1,582	14,012
CPFL Energia SA ADR (a)	2,093	22,793
EDP — Energias do Brasil SA	2,270	8,071
Embraer SA ADR	1,000	26,360
Equatorial Energia SA	1,352	15,626
Estacio Participacoes SA	7,683	25,624
Fibria Celulose SA ADR	1,155	9,794
Gerdau SA Preference Shares	28,207	51,893
Hypermarcas SA (a)	2,334	18,519
Itau Unibanco Holding SA Preference Shares ADR	30,177	259,220
Itausa — Investimentos Itau SA Preference Shares	164,349	378,875
JBS SA	5,526	17,074
Klabin SA	2,172	11,871
Kroton Educacional SA	6,316	20,459
Lojas Renner SA	22,926	134,490
M Dias Branco SA	970	18,439
Natura Cosmeticos SA	604	4,523
Odontoprev SA	9,706	31,221
Petroleo Brasileiro SA ADR (a) (b)	49,912	291,486
Petroleo Brasileiro SA Preference Shares ADR (a) (b)	80,075	362,740
Porto Seguro SA	664	5,104
Sul America SA	2,206	9,990
Telefonica Brasil SA ADR	4,025	50,272
Tim Participacoes SA ADR	1,987	21,976
TOTVS SA	9,151	70,233
Tractebel Energia SA	6,112	63,259
Transmissora Alianca de Energia Eletrica SA	517	2,944
Ultrapar Participacoes SA ADR	2,122	40,912
Vale SA ADR (b)	32,440	136,572
Vale SA Preference Shares ADR (b)	60,035	187,309

		5,280,939

CHILE — 1.7%
AES Gener SA	113,083	57,238
Aguas Andinas SA Class A	438,727	251,078
Banco de Chile ADR	6,823	439,742
Banco de Credito e Inversiones	999	40,454
Banco Santander Chile ADR	1,248	24,149
Cencosud SA ADR	5,350	41,088
Cia Cervecerias Unidas SA ADR	5,207	116,897
Colbun SA	949,925	265,069
Empresa Nacional de Electricidad SA ADR	4,529	188,452
Empresa Nacional de Telecomunicaciones SA	733	6,481
Empresas CMPC SA	11,603	27,116
Empresas COPEC SA	8,300	79,581
Enersis Americas SA ADR	3,322	46,176
Itau CorpBanca ADR	960	13,200
Latam Airlines Group SA ADR (a)	4,887	34,209
SACI Falabella	6,134	42,906
Sociedad Quimica y Minera de Chile SA ADR	746	15,330

		1,689,166

CHINA — 21.5%
AAC Technologies Holdings, Inc.	46,000	351,677
Agricultural Bank of China, Ltd. Class H	761,000	273,729
Air China, Ltd. Class H	10,000	7,104
Alibaba Group Holding, Ltd. ADR (a)	18,338	1,449,252
Aluminum Corp. of China, Ltd. Class H (a)	108,000	34,392
Anhui Conch Cement Co., Ltd. Class H	7,500	20,112
ANTA Sports Products, Ltd.	79,000	173,959
AviChina Industry & Technology Co., Ltd. Class H	4,000	3,001
Baidu, Inc. ADR (a)	4,300	820,784
Bank of China, Ltd. Class H	2,423,071	1,005,897
Bank of Communications Co., Ltd. Class H	237,000	155,830
Beijing Capital International Airport Co., Ltd. Class H	42,000	44,834
Beijing Enterprises Holdings, Ltd.	31,000	169,657
Beijing Enterprises Water Group, Ltd.	176,000	110,276
Belle International Holdings, Ltd.	179,000	103,617
Brilliance China Automotive Holdings, Ltd.	128,000	132,512
Byd Co., Ltd. Class H (a)	1,500	8,606
CGN Power Co., Ltd. Class H (c)	16,100	5,459
China Cinda Asset Management Co., Ltd. Class H	92,000	32,262
China CITIC Bank Corp., Ltd. Class H (a)	249,000	152,484
China Coal Energy Co., Ltd. Class H	55,000	22,832
China Communications Construction Co., Ltd. Class H	67,000	80,073
China Communications Services Corp., Ltd. Class H	298,000	136,004
China Conch Venture Holdings, Ltd.	6,500	12,821
China Construction Bank Corp. Class H	2,043,394	1,304,033
China COSCO Holdings Co., Ltd. Class H (a)	9,500	3,687

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Everbright Bank Co., Ltd. Class H	269,274	$130,878
China Everbright International, Ltd.	7,000	7,815
China Everbright, Ltd.	6,000	12,593
China Galaxy Securities Co., Ltd. Class H	11,516	11,209
China Huishan Dairy Holdings Co., Ltd.	111,509	41,978
China International Marine Containers Group Co., Ltd. Class H	5,200	8,152
China Jinmao Holdings Group, Ltd.	34,000	9,468
China Life Insurance Co., Ltd. Class H	58,000	143,120
China Longyuan Power Group Corp., Ltd. Class H	15,000	11,100
China Medical System Holdings, Ltd.	111,000	153,981
China Mengniu Dairy Co., Ltd.	106,000	168,637
China Merchants Bank Co., Ltd. Class H	68,000	142,899
China Merchants Holdings International Co., Ltd.	12,000	35,660
China Minsheng Banking Corp., Ltd. Class H	141,800	132,357
China Mobile, Ltd.	223,497	2,490,968
China National Building Material Co., Ltd. Class H	126,000	58,480
China Oilfield Services, Ltd. Class H	30,000	23,438
China Overseas Land & Investment, Ltd.	140,000	443,109
China Pacific Insurance Group Co., Ltd. Class H	17,000	63,559
China Petroleum & Chemical Corp. Class H	856,395	561,983
China Power International Development, Ltd.	24,000	12,439
China Railway Construction Corp., Ltd. Class H	41,000	48,788
China Railway Group, Ltd. Class H	72,000	54,674
China Resources Beer Holdings Co., Ltd.	44,069	82,041
China Resources Gas Group, Ltd.	58,000	165,628
China Resources Land, Ltd.	14,444	37,057
China Resources Power Holdings Co., Ltd.	48,267	90,230
China Shenhua Energy Co., Ltd. Class H	71,000	111,673
China Southern Airlines Co., Ltd. Class H	18,000	11,348
China State Construction International Holdings, Ltd.	6,000	8,942
China Taiping Insurance Holdings Co., Ltd. (a)	12,010	26,384
China Telecom Corp., Ltd. Class H	182,000	96,203
China Unicom Hong Kong, Ltd.	114,000	150,500
China Vanke Co., Ltd. Class H	10,528	25,816
Chongqing Changan Automobile Co., Ltd. Class B	32,900	61,630
Chongqing Rural Commercial Bank Co., Ltd. Class H	67,000	35,415
CITIC Securities Co., Ltd. Class H	5,500	12,891
CITIC, Ltd.	42,000	63,894

CNOOC, Ltd.	337,000	397,976
COSCO Pacific, Ltd.	68,173	89,297
Country Garden Holdings Co., Ltd.	82,266	32,666
CRRC Corp., Ltd. Class H	12,000	12,083
CSPC Pharmaceutical Group, Ltd.	168,000	152,047
Dalian Wanda Commercial Properties Co., Ltd. Class H (c)	10,200	60,425
Datang International Power Generation Co., Ltd. Class H	32,000	9,860
Dongfeng Motor Group Co., Ltd. Class H	122,000	152,253
ENN Energy Holdings, Ltd.	8,000	43,885
Evergrande Real Estate Group, Ltd.	30,000	23,168
Far East Horizon, Ltd.	11,000	8,481
Fosun International, Ltd.	8,000	11,386
Geely Automobile Holdings, Ltd.	30,000	14,852
GF Securities Co., Ltd. Class H (a)	13,000	31,710
GOME Electrical Appliances Holding, Ltd.	93,000	13,429
Great Wall Motor Co., Ltd. Class H	129,000	104,776
Guangdong Investment, Ltd.	350,000	442,658
Guangzhou Automobile Group Co., Ltd. Class H	12,000	12,485
Guangzhou R&F Properties Co., Ltd. Class H	26,800	38,421
Haitian International Holdings, Ltd.	15,000	25,720
Haitong Securities Co., Ltd. Class H	8,800	15,044
Hengan International Group Co., Ltd.	49,374	428,395
Huadian Power International Corp., Ltd. Class H	10,000	6,369
Huaneng Power International, Inc. Class H	40,000	35,789
Huaneng Renewables Corp., Ltd. Class H	38,000	11,807
Huatai Securities Co., Ltd. Class H (a) (c)	10,443	24,854
Industrial & Commercial Bank of China, Ltd. Class H	1,772,448	991,733
JD.com, Inc. ADR (a)	367	9,725
Jiangsu Expressway Co., Ltd. Class H	270,000	363,409
Jiangxi Copper Co., Ltd. Class H	27,000	32,407
Kingsoft Corp., Ltd.	2,000	4,688
Kunlun Energy Co., Ltd.	26,000	22,593
Lenovo Group, Ltd.	216,915	168,911
Longfor Properties Co., Ltd.	12,000	17,111
Luye Pharma Group, Ltd. (a)	39,000	30,168
NetEase, Inc. ADR	2,212	317,599
New China Life Insurance Co., Ltd. Class H	5,700	20,098
New Oriental Education & Technology Group, Inc. ADR	2,154	74,507
People’s Insurance Co. Group of China, Ltd. Class H	76,000	32,138
PetroChina Co., Ltd. Class H	508,000	337,944
PICC Property & Casualty Co., Ltd. Class H	138,180	253,324
Ping An Insurance Group Co. of China, Ltd. Class H	31,000	148,275
Semiconductor Manufacturing International Corp. (a)	1,188,000	105,681

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	20,000	$12,738
Shanghai Electric Group Co., Ltd. Class H	10,000	4,564
Shanghai Industrial Holdings, Ltd.	4,000	9,427
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	34,200	67,549
Shenzhou International Group Holdings, Ltd.	84,000	457,007
Shui On Land, Ltd.	38,500	10,374
Sino-Ocean Land Holdings, Ltd.	60,000	28,389
Sinopec Engineering Group Co., Ltd. Class H	53,241	43,106
Sinopec Shanghai Petrochemical Co., Ltd. Class H (a)	26,000	13,173
Sinopharm Group Co., Ltd. Class H	20,800	93,990
Sinotrans, Ltd. Class H	13,000	5,682
SOHO China, Ltd.	43,500	20,750
SouFun Holdings, Ltd. ADR	4,405	26,386
Sunac China Holdings, Ltd.	51,000	34,322
TAL Education Group ADR (a)	2,698	134,037
Tencent Holdings, Ltd.	106,793	2,180,868
Tingyi Cayman Islands Holding Corp.	112,000	125,190
TravelSky Technology, Ltd. Class H	54,000	88,416
Tsingtao Brewery Co., Ltd. Class H	24,000	91,123
Vipshop Holdings, Ltd. ADR (a)	6,958	89,619
Want Want China Holdings, Ltd.	258,000	191,258
Weichai Power Co., Ltd. Class H	10,000	11,203
Yanzhou Coal Mining Co., Ltd. Class H	30,000	15,664
Yuexiu Property Co., Ltd.	118,000	17,038
YY, Inc. ADR (a)	1,080	66,517
Zhejiang Expressway Co., Ltd. Class H	304,000	326,083
Zhuzhou CRRC Times Electric Co., Ltd.	23,000	134,325
Zijin Mining Group Co., Ltd. Class H	38,000	11,758
ZTE Corp. Class H	38,480	70,247

		21,872,781

COLOMBIA — 0.4%
Bancolombia SA ADR	941	32,163
Corp. Financiera Colombiana SA	4,667	60,418
Ecopetrol SA ADR	4,719	40,631
Grupo Argos SA	1,957	13,072
Grupo Aval Acciones y Valores SA Preference Shares	29,139	11,352
Grupo de Inversiones Suramericana SA	1,597	21,217
Grupo de Inversiones Suramericana SA Preference Shares	19,627	256,180

		435,033

CZECH REPUBLIC — 0.3%
CEZ A/S	6,042	106,732
Komercni banka A/S	668	147,750
O2 Czech Republic A/S	2,916	30,774

		285,256

EGYPT — 0.3%
Commercial International Bank Egypt SAE GDR	94,895	336,877
Talaat Moustafa Group	18,706	13,398

		350,275

GREECE — 0.2%
Alpha Bank AE (a)	2,040	4,557
Eurobank Ergasias SA (a)	3,491	3,099
FF Group (a)	356	7,006
Hellenic Telecommunications Organization SA	3,076	27,867
National Bank of Greece SA (a)	235,542	67,103
OPAP SA	10,851	76,417
Piraeus Bank SA (a)	553	143
Public Power Corp. SA	4,203	15,039

		201,231

HONG KONG — 0.8%
China Gas Holdings, Ltd.	20,000	29,498
GCL-Poly Energy Holdings, Ltd.	90,000	14,852
Haier Electronics Group Co., Ltd.	72,000	125,499
Hanergy Thin Film Power Group, Ltd. (a)	598,000	—
New World China Land, Ltd.	30,000	30,516
Nine Dragons Paper Holdings, Ltd.	14,000	10,595
Shimao Property Holdings, Ltd.	26,000	38,481
Sino Biopharmaceutical, Ltd.	476,000	357,159
Sun Art Retail Group, Ltd.	338,832	239,821

		846,421

HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	1,000	60,173
OTP Bank PLC	2,288	57,477
Richter Gedeon Nyrt	3,902	77,826

		195,476

INDIA — 8.8%
ACC, Ltd.	1,425	29,736
Adani Ports & Special Economic Zone, Ltd.	2,883	10,784
Ambuja Cements, Ltd.	23,761	83,440
Asian Paints, Ltd.	12,976	170,159
Aurobindo Pharma, Ltd.	4,543	51,102
Bajaj Auto, Ltd.	3,715	134,971
Bharat Forge, Ltd.	3,249	42,836
Bharat Heavy Electricals, Ltd.	5,346	9,191
Bharat Petroleum Corp., Ltd.	2,289	31,257
Bharti Airtel, Ltd.	7,690	40,736
Bharti Infratel, Ltd.	2,224	12,827
Bosch, Ltd.	247	77,523
Cadila Healthcare, Ltd.	7,672	36,713
Cairn India, Ltd.	10,420	24,208
Cipla, Ltd.	13,014	100,608
Coal India, Ltd.	39,093	172,346
Container Corp. Of India, Ltd.	1,052	19,752
Dabur India, Ltd.	82,042	309,597
Divi’s Laboratories, Ltd.	10,543	157,176
Dr Reddy’s Laboratories, Ltd. ADR	6,522	294,729
Eicher Motors, Ltd.	467	135,261
GAIL India, Ltd. GDR	697	22,304
GlaxoSmithKline Consumer Healthcare, Ltd.	433	39,472
Godrej Consumer Products, Ltd.	4,109	85,676
HCL Technologies, Ltd.	30,551	375,576
Hero MotoCorp, Ltd.	2,374	105,600
Hindalco Industries, Ltd.	26,642	35,383

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hindustan Unilever, Ltd.	37,618	$493,924
Housing Development Finance Corp., Ltd.	6,906	115,297
ICICI Bank, Ltd. ADR	4,484	32,105
Idea Cellular, Ltd.	7,266	12,091
Indiabulls Housing Finance, Ltd.	1,352	13,268
Infosys, Ltd. ADR	84,269	1,602,796
ITC, Ltd.	97,482	483,196
JSW Steel, Ltd.	920	17,828
Larsen & Toubro, Ltd. GDR	1,329	23,988
LIC Housing Finance, Ltd.	2,635	19,623
Lupin, Ltd.	8,443	188,596
Mahindra & Mahindra, Ltd. GDR	2,154	38,664
Marico, Ltd.	27,754	102,387
Maruti Suzuki India, Ltd.	3,453	193,777
Motherson Sumi Systems, Ltd.	10,289	41,398
Nestle India, Ltd.	1,059	92,069
NTPC, Ltd.	12,129	23,600
Oil & Natural Gas Corp., Ltd.	9,298	30,061
Power Finance Corp., Ltd.	4,441	11,491
Reliance Communications, Ltd. (a)	15,047	11,361
Reliance Industries, Ltd. GDR (c)	6,424	196,896
Rural Electrification Corp., Ltd.	2,970	7,454
Shriram Transport Finance Co., Ltd.	895	12,882
State Bank of India GDR	2,005	58,747
Sun Pharmaceutical Industries, Ltd.	43,340	536,658
Tata Consultancy Services, Ltd.	27,751	1,056,149
Tata Motors, Ltd. (a)	5,178	22,546
Tata Motors, Ltd. ADR (a)	1,734	50,373
Tata Power Co., Ltd.	15,161	14,801
Tata Steel, Ltd. GDR	6,778	30,230
Tech Mahindra, Ltd.	18,413	132,059
UltraTech Cement, Ltd.	255	12,433
UPL, Ltd.	9,728	70,174
Vedanta, Ltd.	11,797	16,006
Wipro, Ltd. ADR	38,833	488,519
Zee Entertainment Enterprises, Ltd.	21,274	124,308

		8,986,718

INDONESIA — 4.4%
Adaro Energy Tbk PT	272,200	13,240
Astra Agro Lestari Tbk PT	2,100	2,882
Astra International Tbk PT	686,100	375,130
Bank Central Asia Tbk PT	806,725	809,159
Bank Danamon Indonesia Tbk PT	56,300	16,134
Bank Mandiri Persero Tbk PT	360,700	280,182
Bank Negara Indonesia Persero Tbk PT	75,700	29,686
Bank Rakyat Indonesia Persero Tbk PT	434,700	374,543
Bumi Serpong Damai Tbk PT	48,700	6,739
Charoen Pokphand Indonesia Tbk PT	33,800	9,151
Gudang Garam Tbk PT	9,300	45,799
Hanjaya Mandala Sampoerna Tbk PT	17,200	127,638
Indocement Tunggal Prakarsa Tbk PT	59,100	87,915
Indofood CBP Sukses Makmur Tbk PT	83,200	95,373
Indofood Sukses Makmur Tbk PT	351,800	191,686
Jasa Marga Persero Tbk PT	55,600	22,642
Kalbe Farma Tbk PT	2,228,200	242,817
Lippo Karawaci Tbk PT	116,900	9,213
Media Nusantara Citra Tbk PT	182,200	29,954
Perusahaan Gas Negara Persero Tbk	414,900	81,822

Semen Indonesia Persero Tbk PT	121,800	93,463
Summarecon Agung Tbk PT	357,100	42,685
Surya Citra Media Tbk PT	255,000	60,385
Telekomunikasi Indonesia Persero Tbk PT	3,247,056	814,213
Tower Bersama Infrastructure Tbk PT (a)	132,531	58,220
Unilever Indonesia Tbk PT	163,900	530,574
United Tractors Tbk PT	61,200	70,615

		4,521,860

MALAYSIA — 4.5%
AirAsia Bhd	44,400	20,826
Alliance Financial Group Bhd	6,900	7,340
AMMB Holdings Bhd	20,300	23,934
Astro Malaysia Holdings Bhd	23,700	18,163
Axiata Group Bhd	197,139	297,616
Berjaya Sports Toto Bhd	42,857	34,712
British American Tobacco Malaysia Bhd	6,100	84,492
CIMB Group Holdings Bhd	67,891	84,396
DiGi.Com Bhd	163,000	206,387
Gamuda Bhd	6,000	7,566
Genting Bhd	22,200	55,763
Genting Malaysia Bhd	21,000	24,437
Hartalega Holdings Bhd	33,200	41,271
Hong Leong Bank Bhd	92,920	321,523
Hong Leong Financial Group Bhd	5,300	21,083
IHH Healthcare Bhd	315,300	530,147
IJM Corp. Bhd	22,400	20,267
IOI Corp. Bhd	12,100	14,173
IOI Properties Group Bhd	32,900	19,479
Kuala Lumpur Kepong Bhd	2,600	15,994
Malayan Banking Bhd	239,417	553,516
Maxis Bhd	252,500	410,964
MISC Bhd	6,500	14,828
Petronas Chemicals Group Bhd	150,300	258,494
Petronas Dagangan Bhd	6,800	42,004
Petronas Gas Bhd	58,000	327,054
PPB Group Bhd	5,400	23,114
Public Bank Bhd	116,517	560,858
RHB Capital Bhd	9,274	14,025
SapuraKencana Petroleum Bhd	14,300	6,817
Sime Darby Bhd	77,061	157,026
Telekom Malaysia Bhd	81,185	137,337
Tenaga Nasional Bhd	56,000	200,087
UMW Holdings Bhd	6,600	11,622
Westports Holdings Bhd	29,700	31,439
YTL Corp. Bhd	43,500	18,285
YTL Power International Bhd	17,800	6,752

		4,623,791

MEXICO — 3.0%
Alfa SAB de CV Class A	18,172	36,783
America Movil SAB de CV Series L	386,699	303,037
Arca Continental SAB de CV	39,358	274,279
Cemex SAB de CV (a)	109,186	79,957
Coca-Cola Femsa SAB de CV Series L	8,085	67,727
El Puerto de Liverpool SAB de CV Series C1	31,501	375,452

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Fibra Uno Administracion SA de CV	24,459	$57,316
Fomento Economico Mexicano SAB de CV	6,762	65,814
Gentera SAB de CV	40,392	80,040
Gruma SAB de CV Class B	7,416	118,442
Grupo Aeroportuario del Pacifico SAB de CV Class B	16,169	145,427
Grupo Aeroportuario del Sureste SAB de CV Class B	4,848	73,618
Grupo Bimbo SAB de CV Series A (a)	15,786	47,042
Grupo Carso SAB de CV Series A1	3,935	18,500
Grupo Financiero Banorte SAB de CV Series O	16,436	93,440
Grupo Financiero Inbursa SAB de CV Series O	88,234	177,572
Grupo Financiero Santander Mexico SAB de CV Class B	16,169	29,578
Grupo Lala SAB de CV	21,028	57,767
Grupo Mexico SAB de CV Series B	34,438	83,695
Grupo Televisa SAB Series CPO	10,123	56,204
Industrias Penoles SAB de CV	1,218	15,439
Kimberly-Clark de Mexico SAB de CV Class A.	50,282	121,966
Mexichem SAB de CV	8,085	19,970
OHL Mexico SAB de CV (a)	10,123	16,149
Promotora y Operadora de Infraestructura SAB de CV	669	8,967
Wal-Mart de Mexico SAB de CV	265,442	635,038

		3,059,219

NETHERLANDS — 0.1%
Steinhoff International Holdings NV	9,391	61,838

PERU — 0.7%
Cia de Minas Buenaventura SAA ADR (a)	8,085	59,506
Credicorp, Ltd.	3,538	463,513
Southern Copper Corp.	5,381	149,107

		672,126

PHILIPPINES — 2.0%
Aboitiz Equity Ventures, Inc.	48,710	68,762
Aboitiz Power Corp.	279,900	267,165
Ayala Corp.	860	14,008
Ayala Land, Inc.	16,500	12,632
Bank of the Philippine Islands	150,960	285,232
BDO Unibank, Inc.	99,340	220,708
DMCI Holdings, Inc.	139,230	40,519
GT Capital Holdings, Inc.	545	16,452
International Container Terminal Services, Inc.	70,430	103,553
JG Summit Holdings, Inc.	10,440	17,991
Jollibee Foods Corp.	48,680	239,990
Megaworld Corp.	84,000	7,571
Metro Pacific Investments Corp.	146,800	18,715
Metropolitan Bank & Trust Co.	67,211	120,351
Philippine Long Distance Telephone Co.	10,159	436,851
Robinsons Land Corp.	32,900	19,935
SM Investments Corp.	760	15,672
SM Prime Holdings, Inc.	32,000	15,255
Universal Robina Corp.	27,770	130,753

		2,052,115

POLAND — 1.5%
Bank Millennium SA (a)	12,995	20,355
Bank Pekao SA	4,425	195,813
Bank Zachodni WBK SA (a)	1,052	86,746
CCC SA	820	35,196
Cyfrowy Polsat SA (a)	6,161	40,175
Enea SA	5,719	18,316
Energa SA	4,760	16,767
Eurocash SA	2,046	29,327
Grupa Lotos SA (a)	5,059	37,842
KGHM Polska Miedz SA	3,054	62,444
LPP SA	51	75,365
mBank SA (a)	179	16,352
Orange Polska SA	9,221	16,698
PGE Polska Grupa Energetyczna SA	67,712	254,336
Polski Koncern Naftowy Orlen SA	8,272	164,244
Polskie Gornictwo Naftowe i Gazownictwo SA	20,657	29,527
Powszechna Kasa Oszczednosci Bank Polski SA (a)	9,521	71,115
Powszechny Zaklad Ubezpieczen SA	28,901	276,438
Tauron Polska Energia SA	47,383	38,320

		1,485,376

QATAR — 1.6%
Barwa Real Estate Co.	4,437	44,109
Commercial Bank QSC	19,574	223,886
Doha Bank QSC	6,659	67,936
Ezdan Holding Group QSC	1,342	6,707
Industries Qatar QSC	5,791	172,232
Masraf Al Rayan QSC	15,438	151,353
Ooredoo QSC	1,215	31,031
Qatar Electricity & Water Co. QSC	6,253	360,611
Qatar Gas Transport Co., Ltd.	2,275	14,869
Qatar Insurance Co. SAQ	7,371	167,808
Qatar Islamic Bank SAQ	6,742	191,814
Qatar National Bank SAQ	4,725	182,699
Vodafone Qatar QSC	3,840	12,992

		1,628,047

ROMANIA — 0.0% (d)
New Europe Property Investments PLC	1,385	17,686

RUSSIA — 3.5%
AK Transneft OAO Preference Shares (a)	28	78,480
Alrosa PAO (a)	4,869	5,106
Gazprom PAO ADR	162,047	698,909
Lukoil PJSC ADR	18,162	697,693
Magnit PJSC GDR	10,398	415,400
MegaFon PJSC GDR	684	7,524
MMC Norilsk Nickel PJSC ADR	2,566	33,127
Mobile TeleSystems PJSC ADR	23,962	193,853
Moscow Exchange MICEX-RTS PJSC	45,153	70,539
Novatek OAO GDR	343	30,819
Rosneft OAO GDR	28,630	130,037
Rostelecom PJSC ADR	2,628	23,494
RusHydro PJSC ADR	23,247	23,363
Sberbank of Russia PJSC ADR	39,121	272,282
Severstal PAO GDR	840	8,887
Sistema JSFC GDR	6,083	39,296

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Surgutneftegas OAO ADR (b)	36,325	$243,378
Surgutneftegas OAO ADR (b)	40,349	235,235
Tatneft PAO ADR	9,249	294,488
VTB Bank PJSC GDR	41,577	92,135

		3,594,045

SOUTH AFRICA — 6.6%
African Bank Investments, Ltd. (a)	1,693	—
AngloGold Ashanti, Ltd. (a)	4,842	67,323
Aspen Pharmacare Holdings, Ltd. (a)	3,940	85,770
Barclays Africa Group, Ltd.	3,240	32,953
Barloworld, Ltd.	2,941	15,117
Bidvest Group, Ltd.	14,936	378,782
Brait SE (a)	1,661	18,860
Capitec Bank Holdings, Ltd.	1,127	43,908
Coronation Fund Managers, Ltd.	10,012	49,965
Discovery, Ltd.	21,132	174,567
Exxaro Resources, Ltd.	2,255	11,039
FirstRand, Ltd.	138,697	456,131
Fortress Income Fund, Ltd. Class A	71,634	76,514
Foschini Group, Ltd.	11,764	113,129
Gold Fields, Ltd.	10,287	40,881
Growthpoint Properties, Ltd. REIT	9,983	16,677
Hyprop Investments, Ltd.	1,387	11,097
Impala Platinum Holdings, Ltd. (a)	9,340	29,846
Imperial Holdings, Ltd.	2,434	24,889
Investec, Ltd.	3,506	26,200
Liberty Holdings, Ltd.	11,798	115,967
Life Healthcare Group Holdings, Ltd.	82,412	199,923
Massmart Holdings, Ltd.	4,458	38,442
Mediclinic International PLC (a)	91	1,174
MMI Holdings, Ltd.	11,961	20,249
Mondi, Ltd.	663	12,798
Mr. Price Group, Ltd.	14,082	169,878
MTN Group, Ltd.	68,821	632,622
Naspers, Ltd. Class N	430	60,255
Nedbank Group, Ltd.	9,930	131,147
Netcare, Ltd.	51,501	126,406
Pick n Pay Stores, Ltd.	29,252	139,697
Pioneer Foods Group, Ltd.	2,365	22,357
Rand Merchant Investment Holdings, Ltd.	37,316	105,595
Redefine Properties, Ltd. REIT	215,293	175,361
Remgro, Ltd.	2,255	38,357
Resilient REIT, Ltd.	1,309	12,063
RMB Holdings, Ltd.	30,494	127,010
Sanlam, Ltd.	66,337	308,908
Sappi, Ltd. (a)	8,893	39,525
Sasol, Ltd.	23,493	705,269
Shoprite Holdings, Ltd.	28,977	342,058
Sibanye Gold, Ltd.	12,154	46,805
SPAR Group, Ltd.	15,355	207,754
Standard Bank Group, Ltd.	44,707	402,691
Telkom SA SOC, Ltd.	2,558	10,013
Tiger Brands, Ltd.	8,679	191,914
Truworths International, Ltd.	21,524	143,737
Tsogo Sun Holdings, Ltd.	12,711	20,430
Vodacom Group, Ltd.	32,106	350,420
Woolworths Holdings, Ltd.	31,394	191,399

		6,763,872

SOUTH KOREA — 13.7%
Amorepacific Corp.	1,327	448,483
Amorepacific Corp. Preference Shares	270	52,059
AMOREPACIFIC Group	652	83,524
BGF retail Co., Ltd.	339	48,615
BNK Financial Group, Inc.	6,525	55,345
Cheil Worldwide, Inc.	4,875	72,469
CJ CheilJedang Corp.	309	93,894
CJ Corp.	165	28,207
Coway Co., Ltd.	2,641	222,855
Daelim Industrial Co., Ltd.	402	31,953
Daewoo Securities Co., Ltd.	861	6,226
DGB Financial Group, Inc.	3,497	27,215
Dongbu Insurance Co., Ltd.	6,374	423,038
Doosan Corp.	210	16,233
Doosan Heavy Industries & Construction Co., Ltd.	941	17,773
E-MART, Inc.	496	76,118
GS Engineering & Construction Corp. (a)	620	14,801
GS Holdings Corp.	458	23,629
Hana Financial Group, Inc.	8,822	191,313
Hankook Tire Co., Ltd.	1,061	50,471
Hanon Systems	5,765	46,378
Hanssem Co., Ltd.	403	78,760
Hanwha Chemical Corp.	1,350	29,453
Hanwha Corp.	1,580	49,047
Hanwha Life Insurance Co., Ltd.	3,690	21,619
Hotel Shilla Co., Ltd.	70	4,070
Hyosung Corp.	286	36,013
Hyundai Department Store Co., Ltd.	201	24,167
Hyundai Development Co-Engineering & Construction	150	6,027
Hyundai Engineering & Construction Co., Ltd.	1,720	63,395
Hyundai Glovis Co., Ltd.	148	24,395
Hyundai Heavy Industries Co., Ltd. (a)	1,332	124,045
Hyundai Marine & Fire Insurance Co., Ltd.	10,402	301,982
Hyundai Mobis Co., Ltd.	2,846	619,669
Hyundai Motor Co.	3,028	403,786
Hyundai Motor Co. GDR	229	10,374
Hyundai Motor Co. Preference Shares (b)	496	45,107
Hyundai Motor Co. Preference Shares (b)	928	86,016
Hyundai Steel Co.	1,467	71,195
Hyundai Wia Corp.	412	37,828
Industrial Bank of Korea	5,280	56,558
Kakao Corp.	413	35,825
Kangwon Land, Inc.	10,826	387,184
KB Financial Group, Inc. ADR (a)	8,093	223,286
KCC Corp.	54	19,643
KEPCO Plant Service & Engineering Co., Ltd.	2,497	139,960
Kia Motors Corp.	6,600	278,751
Korea Electric Power Corp. ADR (a)	13,626	350,869
Korea Gas Corp.	1,240	41,583
Korea Investment Holdings Co., Ltd.	230	8,839
Korea Zinc Co., Ltd.	53	22,315

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Korean Air Lines Co., Ltd. (a)	953	$25,833
KT Corp. ADR (a)	8,005	107,427
KT&G Corp.	7,709	741,509
Kumho Petrochemical Co., Ltd.	123	6,260
LG Chem, Ltd.	338	96,795
LG Chem, Ltd. Preference Shares	86	17,071
LG Corp.	967	57,922
LG Display Co., Ltd. ADR (a)	13,809	157,837
LG Electronics, Inc.	2,498	134,555
LG Household & Health Care, Ltd.	314	259,470
LG Innotek Co., Ltd.	160	11,095
LG Uplus Corp.	3,043	29,403
Lotte Chemical Corp.	138	41,209
Lotte Confectionery Co., Ltd.	7	15,719
Lotte Shopping Co., Ltd.	473	103,815
Mirae Asset Securities Co., Ltd.	396	8,086
NAVER Corp.	1,053	586,535
NCSoft Corp.	651	144,306
NH Investment & Securities Co., Ltd.	820	7,120
OCI Co., Ltd.	145	13,440
Orion Corp.	72	57,545
POSCO ADR	8,370	396,152
Posco Daewoo Corp.	778	14,695
S-1 Corp.	2,998	231,745
S-Oil Corp.	561	48,025
Samsung C&T Corp.	174	21,758
Samsung Card Co., Ltd.	670	22,058
Samsung Electro-Mechanics Co., Ltd.	642	33,009
Samsung Electronics Co., Ltd. GDR (b)	755	362,400
Samsung Electronics Co., Ltd. GDR (b)	3,693	2,103,163
Samsung Fire & Marine Insurance Co., Ltd.	1,231	317,545
Samsung Heavy Industries Co., Ltd. (a)	4,561	44,071
Samsung Life Insurance Co., Ltd.	3,514	361,048
Samsung SDI Co., Ltd.	735	63,628
Samsung SDS Co., Ltd.	79	12,089
Samsung Securities Co., Ltd.	287	10,026
Shinhan Financial Group Co., Ltd. ADR (a)	7,176	252,667
Shinsegae Co., Ltd.	121	21,479
SK Holdings Co., Ltd.	391	76,244
SK Hynix, Inc.	10,724	263,974
SK Innovation Co., Ltd.	1,352	203,344
SK Networks Co., Ltd.	5,414	30,299
SK Telecom Co., Ltd. ADR	21,960	442,933
Woori Bank	8,939	73,945
Yuhan Corp.	994	243,806

		13,905,415

TAIWAN — 14.0%
Acer, Inc. (a)	67,258	25,809
Advanced Semiconductor Engineering, Inc.	74,000	86,108
Advantech Co., Ltd.	39,867	292,958
Asia Cement Corp.	222,200	202,979
Asustek Computer, Inc.	50,000	448,981
AU Optronics Corp.	241,000	72,411
Catcher Technology Co., Ltd.	23,000	188,665
Cathay Financial Holding Co., Ltd.	60,100	71,988
Chailease Holding Co., Ltd.	4,160	7,251

Chang Hwa Commercial Bank, Ltd.	74,794	38,345
Cheng Shin Rubber Industry Co., Ltd.	13,000	26,134
Chicony Electronics Co., Ltd.	104,280	268,282
China Airlines, Ltd. (a)	412,000	147,216
China Development Financial Holding Corp.	192,000	51,305
China Life Insurance Co., Ltd.	25,820	19,856
China Steel Corp.	167,440	116,538
Chunghwa Telecom Co., Ltd.	179,540	610,851
Compal Electronics, Inc.	109,000	68,413
CTBC Financial Holding Co., Ltd.	168,649	89,083
Delta Electronics, Inc.	95,623	421,901
E.Sun Financial Holding Co., Ltd.	74,680	41,767
Eclat Textile Co., Ltd.	6,137	80,755
Eva Airways Corp. (a)	74,589	41,716
Evergreen Marine Corp. Taiwan, Ltd.	45,000	16,709
Far Eastern New Century Corp.	62,560	51,123
Far EasTone Telecommunications Co., Ltd.	239,449	536,424
Feng TAY Enterprise Co., Ltd.	10,240	54,407
First Financial Holding Co., Ltd.	641,585	316,965
Formosa Chemicals & Fibre Corp.	25,000	62,298
Formosa Petrochemical Corp.	76,000	218,432
Formosa Plastics Corp.	82,000	203,318
Formosa Taffeta Co., Ltd.	96,000	93,811
Foxconn Technology Co., Ltd.	94,220	211,369
Fubon Financial Holding Co., Ltd.	57,000	72,614
Giant Manufacturing Co., Ltd.	8,000	46,234
Hermes Microvision, Inc.	1,000	28,586
Highwealth Construction Corp.	19,500	28,477
Hon Hai Precision Industry Co., Ltd.	308,058	811,687
Hotai Motor Co., Ltd.	1,000	10,999
HTC Corp.	20,000	57,296
Hua Nan Financial Holdings Co., Ltd.	530,946	263,955
Innolux Corp.	252,751	88,350
Inotera Memories, Inc. (a)	90,000	81,516
Inventec Corp.	59,000	37,397
Largan Precision Co., Ltd.	4,000	310,092
Lite-On Technology Corp.	252,910	308,829
MediaTek, Inc.	58,877	451,859
Mega Financial Holding Co., Ltd.	142,657	101,505
Merida Industry Co., Ltd.	6,000	26,566
Nan Ya Plastics Corp.	24,000	50,410
Novatek Microelectronics Corp.	30,000	120,712
Pegatron Corp.	20,000	46,669
Phison Electronics Corp.	5,000	40,703
Pou Chen Corp.	16,000	20,383
Powertech Technology, Inc.	23,000	52,169
President Chain Store Corp.	58,000	422,601
Quanta Computer, Inc.	76,000	132,712
Radiant Opto-Electronics Corp.	3,000	5,817
Realtek Semiconductor Corp.	11,000	30,248
Ruentex Development Co., Ltd.	25,536	32,333
Ruentex Industries, Ltd.	17,000	27,995
Shin Kong Financial Holding Co., Ltd.	81,936	16,446
Siliconware Precision Industries Co., Ltd.	10,300	16,642
Simplo Technology Co., Ltd.	7,000	25,121
SinoPac Financial Holdings Co., Ltd.	164,190	50,761

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Standard Foods Corp.	22,699	$56,282
Synnex Technology International Corp.	167,000	172,013
Taishin Financial Holding Co., Ltd.	80,496	28,388
Taiwan Business Bank (a)	174,047	46,129
Taiwan Cement Corp.	141,000	138,003
Taiwan Cooperative Financial Holding Co., Ltd.	978,466	437,792
Taiwan Fertilizer Co., Ltd.	10,000	15,116
Taiwan Mobile Co., Ltd.	211,542	686,867
Taiwan Semiconductor Manufacturing Co., Ltd.	635,495	3,198,800
Teco Electric and Machinery Co., Ltd.	13,000	10,603
Transcend Information, Inc.	49,000	151,488
Uni-President Enterprises Corp.	24,164	42,421
United Microelectronics Corp.	243,000	100,419
Wistron Corp.	104,681	64,726
WPG Holdings, Ltd.	90,000	95,917
Yuanta Financial Holding Co., Ltd.	90,466	32,325
Yulon Motor Co., Ltd.	7,000	6,797
Zhen Ding Technology Holding, Ltd.	4,000	8,949

		14,294,887

THAILAND — 2.5%
Advanced Info Service PCL	63,200	326,959
Airports of Thailand PCL NVDR	1,100	12,570
Bangkok Bank PCL NVDR	2,800	14,326
Bangkok Dusit Medical Services PCL	277,487	182,993
Banpu PCL	32,800	15,570
BEC World PCL	47,700	37,626
BTS Group Holdings PCL	1,137,500	289,387
Bumrungrad Hospital PCL	24,300	146,435
Charoen Pokphand Foods PCL	34,300	23,790
CP ALL PCL	171,900	223,548
Delta Electronics Thailand PCL	112,800	278,954
Glow Energy PCL	39,900	104,343
Home Product Center PCL	153,959	36,105
IRPC PCL	117,100	16,809
Kasikornbank PCL NVDR	33,300	163,755
Krung Thai Bank PCL	55,900	29,714
PTT Exploration & Production PCL	34,000	67,894
PTT Global Chemical PCL	30,577	52,584
PTT PCL	39,800	316,771
Siam Cement PCL	2,150	28,601
Siam Commercial Bank PCL	17,400	69,738
Thai Oil PCL	38,800	76,376

		2,514,848

TURKEY — 0.8%
Akbank TAS	27,320	77,816
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,394	18,229
Arcelik A/S	2,868	19,516
BIM Birlesik Magazalar A/S	9,971	216,191
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	22,835	23,275
Eregli Demir ve Celik Fabrikalari TAS	11,511	17,334
Ford Otomotiv Sanayi A/S	2,804	36,986
Haci Omer Sabanci Holding A/S	9,713	33,599
KOC Holding A/S	10,094	51,300
Tofas Turk Otomobil Fabrikasi A/S	4,601	37,354

Tupras Turkiye Petrol Rafinerileri A/S (a)	1,184	33,367
Turk Hava Yollari AO (a)	9,154	25,326
Turk Telekomunikasyon A/S	3,522	8,356
Turkcell Iletisim Hizmetleri A/S	7,658	32,229
Turkiye Garanti Bankasi A/S	28,578	83,632
Turkiye Halk Bankasi A/S	9,713	36,117
Turkiye Is Bankasi	26,241	43,429
Turkiye Vakiflar Bankasi TAO Class D	14,362	24,024
Yapi ve Kredi Bankasi A/S (a)	14,350	21,150

		839,230

UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	46,510	84,840
Aldar Properties PJSC	22,339	16,725
DP World, Ltd.	11,829	222,267
Dubai Financial Market PJSC	6,173	2,286
Dubai Islamic Bank PJSC	40,008	64,592
Emaar Properties PJSC	21,287	34,889
Emirates Telecommunications Group Co. PJSC	37,431	188,531
First Gulf Bank PJSC	73,824	236,165
National Bank of Abu Dhabi PJSC	113,503	270,083

		1,120,378

TOTAL COMMON STOCKS (Cost $105,309,121)		101,298,029

RIGHTS — 0.0% (d)
CHILE — 0.0% (d)
Banco de Credito e Inversiones (expiring 4/19/16) (a)	96	207

QATAR — 0.0% (d)
Qatar Insurance Co. SAQ (expiring 5/1/16) (a)	1,474	12,548

TOTAL RIGHTS (Cost $0)		12,755

WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Gamuda Bhd (expiring 3/6/21) (a) (Cost $59)	1,000	282

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f) (Cost $40,839)	40,839	40,839

TOTAL INVESTMENTS — 99.5% (Cost $105,350,019)		101,351,905
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		559,268

NET ASSETS — 100.0%		$101,911,173

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$5,280,939	$—	$—		$5,280,939
Chile	1,689,166	—	—		1,689,166
China	21,802,534	70,247	—		21,872,781
Colombia	435,033	—	—		435,033
Czech Republic	285,256	—	—		285,256
Egypt	350,275	—	—		350,275
Greece	201,231	—	—		201,231
Hong Kong	846,421	—	0	(a)	846,421
Hungary	195,476	—	—		195,476
India	8,986,718	—	—		8,986,718
Indonesia	4,521,860	—	—		4,521,860
Malaysia	4,623,791	—	—		4,623,791
Mexico	3,059,219	—	—		3,059,219
Netherlands	61,838	—	—		61,838
Peru	672,126	—	—		672,126
Philippines	2,052,115	—	—		2,052,115
Poland	1,485,376	—	—		1,485,376
Qatar	1,628,047	—	—		1,628,047
Romania	17,686	—	—		17,686
Russia	3,594,045	—	—		3,594,045
South Africa	6,763,872	—	0	(a)	6,763,872
South Korea	13,905,415	—	—		13,905,415
Taiwan	14,294,887	—	—		14,294,887
Thailand	2,514,848	—	—		2,514,848
Turkey	839,230	—	—		839,230
United Arab Emirates	1,120,378	—	—		1,120,378
Rights
Chile	207	—	—		207
Warrants
Malaysia	282	—	—		282
Qatar	12,548	—	—		12,548
Short-Term Investment	40,839	—	—		40,839

TOTAL INVESTMENTS	$101,281,658	$70,247	$0		$101,351,905

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 1.7%
AGL Energy, Ltd.	87	$1,231
Amcor, Ltd.	301	3,323
AMP, Ltd.	227	1,011
Aurizon Holdings, Ltd.	235	716
Australia & New Zealand Banking Group, Ltd.	278	5,017
BHP Billiton PLC	279	3,139
BHP Billiton, Ltd.	324	4,202
Brambles, Ltd.	418	3,897
Cochlear, Ltd.	19	1,495
Commonwealth Bank of Australia	92	5,302
CSL, Ltd.	193	15,060
Flight Centre Travel Group, Ltd.	24	798
Fortescue Metals Group, Ltd.	264	518
Insurance Australia Group, Ltd.	203	871
LendLease Group	85	907
Macquarie Group, Ltd.	20	1,017
Medibank Pvt, Ltd.	3,210	7,235
National Australia Bank, Ltd.	181	3,654
Newcrest Mining, Ltd. (a)	109	1,422
Orica, Ltd.	58	686
Origin Energy, Ltd.	124	486
QBE Insurance Group, Ltd.	110	923
REA Group, Ltd.	27	1,122
Santos, Ltd.	129	400
Scentre Group REIT	471	1,609
SEEK, Ltd.	73	909
Sonic Healthcare, Ltd.	97	1,401
South32, Ltd. (a)	192	216
Suncorp Group, Ltd.	84	770
Telstra Corp., Ltd.	2,662	10,914
Transurban Group Stapled Security	828	7,229
Wesfarmers, Ltd.	62	1,977
Westfield Corp.	106	815
Westpac Banking Corp.	210	4,903
Woodside Petroleum, Ltd.	32	639
Woolworths, Ltd.	333	5,661

		101,475

AUSTRIA — 0.0% (b)
Erste Group Bank AG	33	929
OMV AG	30	845
Raiffeisen Bank International AG (a)	32	485
Voestalpine AG	23	771

		3,030

BELGIUM — 0.3%
Ageas	26	1,033
Anheuser-Busch InBev SA	29	3,611
Colruyt SA	21	1,225
Delhaize Group (a)	15	1,568
Groupe Bruxelles Lambert SA (a)	10	826
KBC Groep NV (a)	19	982
Proximus SADP	72	2,464
Solvay SA	8	804
UCB SA (a)	48	3,678
Umicore SA	21	1,047

		17,238

CANADA — 4.2%
Agnico Eagle Mines, Ltd.	286	10,390
Agrium, Inc.	12	1,064
Alimentation Couche-Tard, Inc. Class B	96	4,290
Bank of Montreal	136	8,293
Bank of Nova Scotia	294	14,427
Barrick Gold Corp.	357	4,869
BCE, Inc.	158	7,230
Bombardier, Inc. Class B (a)	295	301
Brookfield Asset Management, Inc. Class A	49	1,711
Canadian Imperial Bank of Commerce	81	6,076
Canadian National Railway Co.	190	11,922
Canadian Natural Resources, Ltd.	62	1,684
Canadian Pacific Railway, Ltd.	7	934
Canadian Tire Corp., Ltd. Class A	11	1,150
Cenovus Energy, Inc.	42	549
CI Financial Corp.	40	888
Crescent Point Energy Corp.	25	347
Dollarama, Inc.	180	12,718
Eldorado Gold Corp.	467	1,473
Enbridge, Inc.	151	5,902
Encana Corp.	45	276
Fairfax Financial Holdings, Ltd.	12	6,745
First Capital Realty, Inc.	121	1,929
First Quantum Minerals, Ltd.	52	275
Franco-Nevada Corp.	241	14,861
Gildan Activewear, Inc.	52	1,592
Goldcorp, Inc.	910	14,824
Great-West Lifeco, Inc.	37	1,022
Husky Energy, Inc.	32	400
Imperial Oil, Ltd.	21	704
Intact Financial Corp.	167	11,740
Loblaw Cos., Ltd.	26	1,462
Magna International, Inc.	132	5,698
Manulife Financial Corp.	101	1,435
Metro, Inc.	75	2,613
Onex Corp.	18	1,102
Pembina Pipeline Corp.	8	217
Potash Corp. of Saskatchewan, Inc.	108	1,846
Power Corp. of Canada	39	903
Power Financial Corp.	33	828
PrairieSky Royalty, Ltd.	78	1,486
Restaurant Brands International, Inc.	88	3,432
RioCan Real Estate Investment Trust	148	3,044
Rogers Communications, Inc. Class B	241	9,689
Royal Bank of Canada	258	14,926
Saputo, Inc.	56	1,803
Shaw Communications, Inc. Class B	363	7,041
Silver Wheaton Corp.	553	9,213
Smart Real Estate Investment Trust REIT	103	2,702
Sun Life Financial, Inc.	32	1,037
Suncor Energy, Inc.	140	3,915
Teck Resources, Ltd. Class B	67	510
TELUS Corp.	258	8,433
Toronto-Dominion Bank	293	12,699
TransCanada Corp.	194	7,658
Yamana Gold, Inc.	252	768

		255,046

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

DENMARK — 1.1%
AP Moeller — Maersk A/S Class A	1	$1,279
AP Moeller — Maersk A/S Class B	1	1,314
Carlsberg A/S Class B	10	955
Coloplast A/S Class B	62	4,706
Danske Bank A/S	52	1,471
DSV A/S	62	2,585
Novo Nordisk A/S Class B	727	39,497
Novozymes A/S Class B	93	4,188
Pandora A/S	34	4,459
TDC A/S	173	848
Tryg A/S	60	1,166
William Demant Holding A/S (a)	36	3,626

		66,094

FINLAND — 0.2%
Elisa Oyj	34	1,324
Fortum Oyj	59	895
Kone Oyj Class B	100	4,827
Nokia Oyj (a) (c)	146	865
Nokia Oyj (c)	129	768
Orion Oyj Class B	35	1,159
Sampo Oyj Class A	24	1,142
Stora Enso Oyj Class R	103	923
UPM-Kymmene Oyj	59	1,070
Wartsila Oyj Abp	36	1,632

		14,605

FRANCE — 1.9%
Aeroports de Paris	25	3,095
Air Liquide SA	15	1,690
Airbus Group SE	177	11,769
Alstom SA (a)	27	691
Arkema SA	11	827
AXA SA	261	6,154
BNP Paribas SA	145	7,308
Bouygues SA	27	1,103
Bureau Veritas SA (a)	56	1,249
Cap Gemini SA	14	1,317
Carrefour SA	62	1,708
Casino Guichard Perrachon SA	8	459
Christian Dior SE	5	908
Cie de Saint-Gobain	38	1,677
Cie Generale des Etablissements Michelin	17	1,742
CNP Assurances	48	750
Credit Agricole SA	127	1,378
Danone SA	26	1,852
Dassault Systemes	25	1,987
Electricite de France SA	27	304
Engie SA	160	2,487
Essilor International SA	15	1,855
Hermes International	8	2,821
Iliad SA (a)	3	773
Kering	5	895
L’Oreal SA	8	1,435
Lagardere SCA	30	798
Legrand SA	16	898
LVMH Moet Hennessy Louis Vuitton SE	12	2,058
Natixis SA	158	779
Orange SA	213	3,737
Pernod Ricard SA	10	1,117

Peugeot SA (a)	81	1,390
Publicis Groupe SA (a)	44	3,094
Renault SA	25	2,488
Rexel SA (a)	44	630
Safran SA	16	1,121
Sanofi	63	5,087
Schneider Electric SE	26	1,646
SCOR SE	29	1,031
Societe BIC SA	8	1,205
Societe Generale SA	98	3,627
Sodexo SA	10	1,080
Suez Environnement Co.	51	937
Technip SA	11	611
TOTAL SA	263	12,006
Unibail-Rodamco SE	5	1,378
Valeo SA (a)	23	3,586
Veolia Environnement SA	61	1,472
Vinci SA	37	2,760
Vivendi SA	119	2,506

		115,276

GERMANY — 1.8%
adidas AG	11	1,291
Allianz SE	45	7,330
BASF SE	77	5,817
Bayer AG	29	3,414
Bayerische Motoren Werke AG	31	2,851
Bayerische Motoren Werke AG Preference Shares	11	881
Beiersdorf AG	22	1,989
Brenntag AG	18	1,030
Commerzbank AG (a)	145	1,263
Continental AG	6	1,367
Daimler AG	94	7,216
Deutsche Bank AG (a)	252	4,293
Deutsche Boerse AG	54	4,615
Deutsche Lufthansa AG (a)	41	664
Deutsche Post AG	81	2,254
Deutsche Telekom AG	283	5,087
E.ON SE	588	5,654
Fresenius Medical Care AG & Co. KGaA	10	887
Fresenius SE & Co. KGaA	21	1,537
Fuchs Petrolub SE Preference Shares	22	984
Hannover Rueck SE	12	1,400
HeidelbergCement AG	12	1,029
Henkel AG & Co. KGaA	10	984
Henkel AG & Co. KGaA Preference Shares	9	994
HUGO BOSS AG	10	657
Infineon Technologies AG	94	1,339
Kabel Deutschland Holding AG	9	1,010
KS AG	29	680
Lanxess AG	15	722
Linde AG	10	1,459
MAN SE (a)	45	4,878
Merck KGaA	12	1,002
METRO AG	30	931
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21	4,278
Porsche Automobil Holding SE Preference Shares	60	3,097

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ProSiebenSat.1 Media SE	50	$2,574
RWE AG (a)	234	3,033
SAP SE	30	2,431
Siemens AG	51	5,414
Telefonica Deutschland Holding AG	324	1,758
ThyssenKrupp AG	37	770
TUI AG	139	2,156
United Internet AG	30	1,508
Volkswagen AG	5	727
Volkswagen AG Preference Shares	60	7,647

		112,902

HONG KONG — 2.1%
AIA Group, Ltd.	400	2,266
Bank of East Asia, Ltd.	1,247	4,662
BOC Hong Kong Holdings, Ltd.	1,000	2,985
Cheung Kong Infrastructure Holdings, Ltd.	1,000	9,779
Cheung Kong Property Holdings, Ltd.	1,000	6,440
CK Hutchison Holdings, Ltd.	500	6,491
CLP Holdings, Ltd.	2,000	18,088
Galaxy Entertainment Group, Ltd.	1,000	3,752
Hang Seng Bank, Ltd.	1,000	17,675
HK Electric Investments & HK Electric Investments, Ltd. (d)	3,331	2,933
HKT Trust & HKT, Ltd.	3,540	4,874
Hong Kong & China Gas Co., Ltd.	3,300	6,169
Hong Kong Exchanges and Clearing, Ltd.	302	7,273
Link REIT	1,000	5,931
MTR Corp., Ltd.	2,014	9,971
New World Development Co., Ltd.	1,054	1,004
Noble Group, Ltd. (a)	1,000	327
Power Assets Holdings, Ltd.	1,000	10,230
Sands China, Ltd.	800	3,259
SJM Holdings, Ltd.	1,000	714
Yue Yuen Industrial Holdings, Ltd.	1,000	3,436

		128,259

IRELAND — 0.4%
Bank of Ireland (a)	2,748	799
CRH PLC	44	1,245
Experian PLC	60	1,074
James Hardie Industries PLC	109	1,497
Kerry Group PLC Class A	106	9,890
Shire PLC	192	10,925
XL Group PLC Class A	32	1,178

		26,608

ISRAEL — 0.4%
Bank Hapoalim BM	308	1,598
Bank Leumi Le-Israel BM (a)	418	1,500
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	1,172	2,642
Check Point Software Technologies, Ltd. (a)	17	1,487
Israel Chemicals, Ltd. (a)	122	531
Mizrahi Tefahot Bank, Ltd.	89	1,043
NICE-Systems, Ltd.	74	4,852
Teva Pharmaceutical Industries, Ltd.	188	10,136

		23,789

ITALY — 0.4%
Assicurazioni Generali SpA (a)	123	1,826
Atlantia SpA	38	1,055
Banco Popolare SC (a)	61	420
Enel SpA (a)	939	4,171
Eni SpA	310	4,698
Ferrari NV (a)	26	1,082
Intesa Sanpaolo SpA (a)	1,159	3,215
Saipem SpA (a)	920	369
Snam SpA (a)	185	1,161
Telecom Italia SpA/Milano (a) (c)	1,742	1,882
Telecom Italia SpA/Milano (c)	1,354	1,188
UniCredit SpA (a)	390	1,409
Unione di Banche Italiane SpA (a)	129	478

		22,954

JAPAN — 8.3%
Aeon Co., Ltd.	100	1,447
ANA Holdings, Inc.	2,000	5,643
Aozora Bank, Ltd.	1,000	3,497
Astellas Pharma, Inc.	600	7,989
Benesse Holdings, Inc.	100	2,883
Bridgestone Corp.	100	3,741
Canon, Inc.	700	20,895
Chubu Electric Power Co., Inc.	100	1,398
Chugoku Bank, Ltd.	200	2,086
Chugoku Electric Power Co., Inc.	100	1,352
Dai-ichi Life Insurance Co., Ltd.	100	1,212
Daiichi Sankyo Co., Ltd.	100	2,227
Eisai Co., Ltd.	100	6,023
Fuji Heavy Industries, Ltd.	200	7,073
FUJIFILM Holdings Corp.	100	3,960
Hitachi, Ltd.	1,000	4,685
Honda Motor Co., Ltd.	200	5,491
Hoya Corp.	100	3,809
Idemitsu Kosan Co., Ltd.	100	1,787
Inpex Corp.	100	759
Isetan Mitsukoshi Holdings, Ltd.	100	1,170
ITOCHU Corp.	300	3,699
Itochu Techno-Solutions Corp.	100	1,890
Japan Airlines Co., Ltd.	200	7,335
Japan Exchange Group, Inc.	100	1,534
Japan Prime Realty Investment Corp. (a)	1	4,079
Japan Real Estate Investment Corp. (a)	1	5,783
Japan Retail Fund Investment Corp. REIT (a)	3	7,212
Japan Tobacco, Inc.	300	12,518
JFE Holdings, Inc.	100	1,349
JX Holdings, Inc.	700	2,702
Kakaku.com, Inc.	200	3,719
Kansai Electric Power Co., Inc. (a)	100	887
KDDI Corp.	300	8,024
Kirin Holdings Co., Ltd.	100	1,404
Kobe Steel, Ltd. (a)	1,000	881
Komatsu, Ltd.	100	1,705
Kubota Corp.	100	1,367
Kyowa Hakko Kirin Co., Ltd.	200	3,196
Kyushu Electric Power Co., Inc. (a)	100	953
Lawson, Inc.	100	8,381
M3, Inc.	300	7,559
Marubeni Corp.	1,000	5,071

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Mazda Motor Corp.	100	$1,554
McDonald’s Holdings Co., Japan, Ltd. (a)	100	2,372
Miraca Holdings, Inc.	100	4,115
Mitsubishi Chemical Holdings Corp.	300	1,568
Mitsubishi Corp.	300	5,087
Mitsubishi Motors Corp.	100	750
Mitsubishi Tanabe Pharma Corp.	300	5,224
Mitsubishi UFJ Financial Group, Inc.	2,000	9,280
Mitsui & Co., Ltd.	300	3,457
Mizuho Financial Group, Inc.	3,200	4,786
MS&AD Insurance Group Holdings, Inc.	100	2,790
Nagoya Railroad Co., Ltd.	1,000	4,680
Nikon Corp.	100	1,532
Nippon Building Fund, Inc. (a)	1	5,934
Nippon Prologis, Inc. REIT (a)	2	4,482
Nippon Steel & Sumitomo Metal Corp.	100	1,924
Nippon Telegraph & Telephone Corp.	400	17,253
Nissan Motor Co., Ltd.	400	3,707
Nissin Foods Holdings Co., Ltd.	100	4,707
Nitori Holdings Co., Ltd.	100	9,173
Nomura Holdings, Inc.	200	895
Nomura Real Estate Master Fund, Inc. (a)	4	5,979
Nomura Research Institute, Ltd.	200	6,744
NTT DOCOMO, Inc.	868	19,712
Oracle Corp. Japan (a)	100	5,623
Oriental Land Co., Ltd.	100	7,091
ORIX Corp.	100	1,428
Osaka Gas Co., Ltd.	1,000	3,847
Otsuka Corp. (a)	100	5,285
Otsuka Holdings Co., Ltd.	400	14,549
Panasonic Corp.	200	1,839
Park24 Co., Ltd. (a)	100	2,803
Recruit Holdings Co., Ltd.	166	5,073
Resona Holdings, Inc.	400	1,429
Ricoh Co., Ltd.	100	1,020
Santen Pharmaceutical Co., Ltd.	500	7,532
Secom Co., Ltd.	200	14,887
Sekisui House, Ltd.	100	1,690
Seven & i Holdings Co., Ltd.	100	4,264
Shionogi & Co., Ltd.	100	4,713
Showa Shell Sekiyu KK	200	1,797
SoftBank Group Corp.	100	4,774
Sony Corp.	200	5,148
Sumitomo Corp.	200	1,990
Sumitomo Electric Industries, Ltd.	100	1,218
Sumitomo Mitsui Financial Group, Inc.	200	6,071
Sumitomo Mitsui Trust Holdings, Inc.	1,000	2,933
Suntory Beverage & Food, Ltd.	200	9,022
Suzuken Co., Ltd.	100	3,403
T&D Holdings, Inc.	100	934
Takeda Pharmaceutical Co., Ltd.	489	22,345
Tobu Railway Co., Ltd.	1,000	4,991
Toho Co., Ltd.	100	2,634
Tohoku Electric Power Co., Inc.	100	1,292
Tokio Marine Holdings, Inc.	100	3,381
Tokyo Electric Power Co., Inc. (a)	300	1,652
Toshiba Corp. (a)	1,000	1,949
Toyo Suisan Kaisha, Ltd.	100	3,594
Toyota Motor Corp.	200	10,591

Unicharm Corp.	100	2,179
United Urban Investment Corp. (a)	3	4,855
USS Co., Ltd.	300	4,799
West Japan Railway Co.	100	6,183
Yahoo! Japan Corp.	400	1,705
Yamada Denki Co., Ltd.	300	1,420
Yamato Holdings Co., Ltd.	400	7,997

		510,010

LUXEMBOURG — 0.0% (b)
ArcelorMittal (a)	242	1,096
RTL Group SA (a)	12	1,018
Tenaris SA	46	574

		2,688

MACAU — 0.0% (b)
Wynn Macau, Ltd. (a)	400	619

MEXICO — 0.1%
Fresnillo PLC	280	3,833

NETHERLANDS — 0.9%
Aegon NV	278	1,531
Akzo Nobel NV	15	1,024
Altice NV Class A (a)	12	214
Altice NV Class B (a)	4	72
ASML Holding NV (a)	78	7,936
Heineken Holding NV	16	1,250
Heineken NV	16	1,452
ING Groep NV	434	5,257
Koninklijke Ahold NV (a)	90	2,028
Koninklijke DSM NV	14	771
Koninklijke KPN NV	337	1,414
Koninklijke Philips NV (a)	56	1,598
Randstad Holding NV (a)	18	999
Royal Dutch Shell PLC Class A	762	18,444
Royal Dutch Shell PLC Class B	523	12,779

		56,769

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,039	4,639
Ryman Healthcare, Ltd.	147	852

		5,491

NORWAY — 0.1%
DNB ASA (a)	94	1,112
Norsk Hydro ASA (a)	195	803
Statoil ASA (a)	118	1,859
Telenor ASA (a)	45	728
Yara International ASA (a)	23	866

		5,368

PORTUGAL — 0.0% (b)
EDP — Energias de Portugal SA (a)	228	812
Galp Energia SGPS SA	60	755
Jeronimo Martins SGPS SA (a)	72	1,180

		2,747

SINGAPORE — 0.7%
Broadcom, Ltd.	9	1,390
Oversea-Chinese Banking Corp., Ltd.	1,004	6,591
Singapore Airlines, Ltd.	1,000	8,481
Singapore Press Holdings, Ltd.	2,000	5,941

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Singapore Telecommunications, Ltd.	6,842	$19,409
StarHub, Ltd.	1,000	2,488

		44,300

SOUTH AFRICA — 0.0% (b)
Mondi PLC	113	2,170

SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	26	790
Banco Bilbao Vizcaya Argentaria SA	455	3,029
Banco de Sabadell SA	405	730
Banco Popular Espanol SA	156	407
Banco Santander SA	1,861	8,216
CaixaBank SA	184	544
Endesa SA	152	2,922
Ferrovial SA (a)	49	1,054
Gas Natural SDG SA	35	709
Iberdrola SA	576	3,847
Industria de Diseno Textil SA	295	9,939
Repsol SA	120	1,359
Telefonica SA	461	5,176
Zardoya Otis SA	64	746

		39,468

SWEDEN — 0.7%
Alfa Laval AB (a)	76	1,246
Assa Abloy AB Class B (a)	60	1,186
Atlas Copco AB Class A (a)	181	4,561
Atlas Copco AB Class B (a)	106	2,503
Autoliv, Inc. (a)	10	1,185
Boliden AB (a)	74	1,186
Electrolux AB Series B (a)	42	1,107
Hennes & Mauritz AB Class B (a)	299	9,984
Investment AB Kinnevik Class B (a)	78	2,216
Investor AB Class B (a)	67	2,375
Nordea Bank AB	254	2,444
Sandvik AB (a)	70	725
Skandinaviska Enskilda Banken AB Class A	116	1,110
Skanska AB Class B (a)	48	1,097
SKF AB Class B (a)	40	723
Svenska Cellulosa AB SCA Class B (a)	36	1,127
Svenska Handelsbanken AB Class A	105	1,338
Swedbank AB Class A (a)	67	1,445
Telefonaktiebolaget LM Ericsson Class B (a)	170	1,705
TeliaSonera AB (a)	174	905
Volvo AB Class B (a)	108	1,187

		41,355

SWITZERLAND — 4.9%
ABB, Ltd. (a)	110	2,153
Actelion, Ltd. (a)	26	3,901
Adecco SA (a)	13	850
Baloise Holding AG (a)	9	1,148
Barry Callebaut AG (a)	3	3,274
Cie Financiere Richemont SA	21	1,394
Credit Suisse Group AG (a)	161	2,288
EMS-Chemie Holding AG	3	1,562
Galenica AG (a)	1	1,510
Geberit AG (a)	10	3,752
Givaudan SA	4	7,878

Glencore PLC (a)	5,033	11,379
Julius Baer Group, Ltd. (a)	104	4,485
Kuehne + Nagel International AG (a)	82	11,705
LafargeHolcim, Ltd. (a)	14	661
Nestle SA (a)	1,080	81,030
Novartis AG	277	20,161
Partners Group Holding AG (a)	7	2,825
Roche Holding AG	248	61,297
Schindler Holding AG (c)	19	3,518
Schindler Holding AG (c)	31	5,700
SGS SA	2	4,244
Sika AG (a)	1	3,974
Swatch Group AG (a) (c)	8	2,783
Swatch Group AG (a) (c)	13	879
Swiss Life Holding AG (a)	4	1,068
Swiss Prime Site AG (a)	74	6,553
Swiss Re AG (a)	39	3,620
Swisscom AG (a)	30	16,368
Syngenta AG (a)	23	9,607
TE Connectivity, Ltd.	102	6,316
UBS Group AG	249	4,028
Wolseley PLC	69	3,906
Zurich Insurance Group AG (a)	13	3,031

		298,848

UNITED KINGDOM — 7.2%
Aberdeen Asset Management PLC	282	1,124
Admiral Group PLC	64	1,824
Aggreko PLC	70	1,084
Anglo American PLC (a)	525	4,166
ARM Holdings PLC	345	5,028
Associated British Foods PLC	21	1,011
AstraZeneca PLC	410	22,997
Auto Trader Group PLC (d)	1,193	6,687
Aviva PLC	338	2,216
Babcock International Group PLC	12	164
BAE Systems PLC	1,094	8,004
Barclays PLC	2,251	4,853
BP PLC	3,561	17,921
British American Tobacco PLC	511	30,039
British Land Co. PLC REIT	84	846
BT Group PLC	425	2,691
Bunzl PLC	87	2,530
Burberry Group PLC	128	2,511
Capita PLC	264	3,954
Centrica PLC	1,505	4,925
CNH Industrial NV (a)	94	640
Cobham PLC	301	939
Compass Group PLC	932	16,450
Croda International PLC	40	1,747
Delphi Automotive PLC	107	8,027
Diageo PLC	660	17,848
Direct Line Insurance Group PLC	223	1,187
easyJet PLC	39	851
Fiat Chrysler Automobiles NV	262	2,120
G4S PLC	140	384
GKN PLC	691	2,868
GlaxoSmithKline PLC	822	16,682
Hargreaves Lansdown PLC	73	1,410
HSBC Holdings PLC	2,634	16,427

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ICAP PLC	156	$1,065
IMI PLC	80	1,095
Imperial Brands PLC	259	14,380
Inmarsat PLC	540	7,641
International Consolidated Airlines Group SA (a)	161	1,286
Intertek Group PLC	55	2,504
ITV PLC	1,074	3,723
J Sainsbury PLC	172	683
Johnson Matthey PLC	51	2,011
Kingfisher PLC	167	904
Land Securities Group PLC REIT	63	997
Legal & General Group PLC	298	1,007
Liberty Global PLC Class A (a)	31	1,193
Liberty Global PLC Series C (a)	45	1,690
Lloyds Banking Group PLC	2,616	2,558
London Stock Exchange Group PLC	50	2,027
Marks & Spencer Group PLC	144	841
Merlin Entertainments PLC (d)	403	2,685
National Grid PLC	780	11,067
Next PLC	77	5,976
Old Mutual PLC	359	996
Pearson PLC	53	667
Pentair PLC (a)	14	760
Persimmon PLC	97	2,907
Petrofac, Ltd.	81	1,072
Prudential PLC	124	2,319
Randgold Resources, Ltd.	111	10,163
Reckitt Benckiser Group PLC	275	26,601
RELX NV	342	5,980
RELX PLC	385	7,160
Rexam PLC	100	911
Rio Tinto PLC	157	4,413
Rio Tinto, Ltd.	32	1,051
Rolls-Royce Holdings PLC (a)	486	4,764
Royal Bank of Scotland Group PLC (a)	227	727
Royal Mail PLC	522	3,607
RSA Insurance Group PLC	141	964
SABMiller PLC	32	1,957
Sage Group PLC	300	2,712
Schroders PLC	30	1,157
Sky PLC	335	4,931
Smith & Nephew PLC	221	3,647
Smiths Group PLC	111	1,717
Sports Direct International PLC (a)	79	429
SSE PLC	226	4,846
Standard Chartered PLC (a)	813	5,522
Standard Life PLC	135	691
Tate & Lyle PLC	130	1,080
Tesco PLC (a)	1,711	4,717
Travis Perkins PLC	39	1,024
Unilever NV	473	21,229
Unilever PLC	367	16,629
Vodafone Group PLC	2,669	8,486
Weir Group PLC	51	812
Whitbread PLC	41	2,334
William Hill PLC	224	1,053
Wm Morrison Supermarkets PLC	345	985
WPP PLC	76	1,777

		440,285

UNITED STATES — 60.9%
3M Co.	167	27,827
Abbott Laboratories (a)	376	15,728
AbbVie, Inc. (a)	52	2,970
Accenture PLC Class A (a)	284	32,774
Activision Blizzard, Inc.	49	1,658
Adobe Systems, Inc. (a)	17	1,595
ADT Corp.	31	1,279
Advance Auto Parts, Inc.	19	3,046
AES Corp.	74	873
Aetna, Inc. (a)	27	3,033
Aflac, Inc.	27	1,705
AGCO Corp.	19	944
Agilent Technologies, Inc. (a)	18	717
Air Products & Chemicals, Inc.	9	1,296
Albemarle Corp.	21	1,343
Alcoa, Inc. (a)	85	814
Alleghany Corp. (a)	19	9,428
Allergan PLC (a)	8	2,144
Allstate Corp.	39	2,627
Ally Financial, Inc. (a)	97	1,816
Alphabet, Inc. Class A (a)	68	51,877
Alphabet, Inc. Class C (a)	67	49,912
Altria Group, Inc.	297	18,610
Amazon.com, Inc. (a)	5	2,968
Ameren Corp.	27	1,353
American Capital Agency Corp.	548	10,209
American Electric Power Co., Inc.	36	2,390
American Express Co. (a)	40	2,456
American International Group, Inc.	171	9,243
American Tower Corp. REIT (a)	111	11,363
American Water Works Co., Inc.	49	3,378
Ameriprise Financial, Inc.	10	940
AmerisourceBergen Corp. Class A	167	14,454
Amgen, Inc. (a)	20	2,999
Amphenol Corp. Class A	72	4,163
Anadarko Petroleum Corp.	19	885
Analog Devices, Inc.	20	1,184
Annaly Capital Management, Inc.	1,355	13,902
Antero Resources Corp. (a)	18	448
Anthem, Inc.	30	4,170
Aon PLC.	12	1,253
Apache Corp. (a)	40	1,952
Apple, Inc.	1,101	119,998
Applied Materials, Inc. (a)	52	1,101
Arch Capital Group, Ltd. (a)	200	14,220
Archer-Daniels-Midland Co.	71	2,578
Arrow Electronics, Inc. (a)	19	1,224
Assurant, Inc.	16	1,234
AT&T, Inc. (a)	1,290	50,529
Automatic Data Processing, Inc.	391	35,077
AutoZone, Inc. (a)	31	24,697
AvalonBay Communities, Inc. REIT	101	19,210
Avnet, Inc.	24	1,063
Axis Capital Holdings, Ltd.	122	6,766
Baker Hughes, Inc.	27	1,183
Bank of America Corp.	922	12,465
Bank of New York Mellon Corp.	96	3,536
Baxalta, Inc.	253	10,221
Baxter International, Inc.	353	14,501

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

BB&T Corp.	58	$1,930
Becton Dickinson and Co.	126	19,129
Bed Bath & Beyond, Inc. (a)	84	4,170
Berkshire Hathaway, Inc. Class B (a)	187	26,532
Best Buy Co., Inc.	45	1,460
Biogen, Inc. (a)	56	14,578
BlackRock, Inc.	6	2,043
Boeing Co.	196	24,880
BorgWarner, Inc.	17	653
Boston Scientific Corp. (a)	77	1,448
Bristol-Myers Squibb Co.	237	15,140
Brixmor Property Group, Inc. (a)	74	1,896
Brown-Forman Corp. Class B	33	3,250
Bunge, Ltd. (a)	23	1,303
C.H. Robinson Worldwide, Inc.	45	3,340
C.R. Bard, Inc.	60	12,160
CA, Inc.	86	2,648
California Resources Corp.	1	1
Camden Property Trust	18	1,514
Cameron International Corp. (a)	16	1,073
Campbell Soup Co. (a)	152	9,696
Capital One Financial Corp.	59	4,089
Cardinal Health, Inc.	87	7,130
CarMax, Inc. (a)	24	1,226
Carnival Corp.	25	1,319
Carnival PLC	26	1,402
Caterpillar, Inc.	43	3,291
CBS Corp. Class B	122	6,721
CDK Global, Inc.	54	2,514
Celanese Corp. Series A	17	1,114
Celgene Corp. (a)	196	19,618
CenterPoint Energy, Inc.	47	983
CenturyLink, Inc.	52	1,662
Cerner Corp. (a)	100	5,296
CF Industries Holdings, Inc.	75	2,350
Charles Schwab Corp.	39	1,093
Chevron Corp.	202	19,271
Chicago Bridge & Iron Co. NV	25	915
Chipotle Mexican Grill, Inc. (a)	13	6,123
Chubb, Ltd.	33	3,932
Church & Dwight Co., Inc.	197	18,159
Cigna Corp.	17	2,333
Cimarex Energy Co. (a)	8	778
Cisco Systems, Inc. (a)	476	13,552
CIT Group, Inc.	25	776
Citigroup, Inc.	333	13,903
Citizens Financial Group, Inc.	68	1,425
Citrix Systems, Inc. (a)	37	2,907
Clorox Co. (a)	154	19,413
CME Group, Inc.	24	2,305
Coach, Inc.	96	3,849
Coca-Cola Co.	508	23,566
Coca-Cola Enterprises, Inc.	65	3,298
Cognizant Technology Solutions Corp. Class A (a)	22	1,379
Colgate-Palmolive Co. (a)	279	19,711
Columbia Pipeline Group, Inc. (a)	28	703
Comcast Corp. Class A (a)	151	9,223
Comerica, Inc.	23	871

ConAgra Foods, Inc.	32	1,428
ConocoPhillips	191	7,692
Consolidated Edison, Inc.	379	29,039
Core Laboratories NV	11	1,237
Corning, Inc.	93	1,943
Costco Wholesale Corp.	109	17,176
Crown Castle International Corp. REIT	120	10,380
CSX Corp.	52	1,339
Cummins, Inc.	43	4,727
CVS Health Corp. (a)	72	7,469
Danaher Corp.	26	2,466
Darden Restaurants, Inc. (a)	22	1,459
DaVita HealthCare Partners, Inc. (a)	190	13,942
Deere & Co.	27	2,079
Delta Air Lines, Inc.	27	1,314
Devon Energy Corp. (a)	25	686
Dick’s Sporting Goods, Inc.	28	1,309
Discover Financial Services	33	1,680
DISH Network Corp. Class A (a)	18	833
Dollar General Corp.	185	15,836
Dollar Tree, Inc. (a)	54	4,453
Dominion Resources, Inc.	249	18,705
Dover Corp.	12	772
Dow Chemical Co.	75	3,814
Dr. Pepper Snapple Group, Inc.	49	4,382
DTE Energy Co.	16	1,451
Duke Energy Corp.	248	20,009
E.I. du Pont de Nemours & Co.	241	15,260
Eastman Chemical Co.	40	2,889
Eaton Corp. PLC	24	1,501
Eaton Vance Corp.	32	1,073
eBay, Inc. (a)	145	3,460
Edison International	24	1,725
Edwards Lifesciences Corp. (a)	54	4,763
Eli Lilly & Co.	408	29,380
EMC Corp.	97	2,585
Emerson Electric Co.	161	8,755
Entergy Corp.	18	1,427
EOG Resources, Inc. (a)	21	1,524
EQT Corp.	13	874
Equity Residential REIT	118	8,854
Estee Lauder Cos., Inc. Class A	60	5,659
Everest Re Group, Ltd.	58	11,451
Eversource Energy	73	4,259
Exelon Corp.	76	2,725
Expeditors International of Washington, Inc.	48	2,343
Express Scripts Holding Co. (a)	167	11,471
Exxon Mobil Corp.	697	58,262
F5 Networks, Inc. (a)	18	1,905
Facebook, Inc. Class A (a)	128	14,605
Fastenal Co.	74	3,626
Federal Realty Investment Trust REIT	81	12,640
FedEx Corp.	17	2,766
Fidelity National Information Services, Inc.	59	3,735
Fifth Third Bancorp	86	1,435
FirstEnergy Corp. (a)	45	1,619
Fiserv, Inc. (a)	17	1,744
FleetCor Technologies, Inc. (a)	15	2,231
Flextronics International, Ltd. (a)	104	1,254

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Flowserve Corp.	35	$1,554
Fluor Corp.	43	2,309
FMC Corp.	33	1,332
FMC Technologies, Inc. (a)	55	1,505
Foot Locker, Inc. (a)	36	2,322
Ford Motor Co.	533	7,195
Franklin Resources, Inc.	102	3,983
Freeport-McMoRan, Inc.	281	2,906
Frontier Communications Corp.	177	989
GameStop Corp. Class A	36	1,142
Gap, Inc. (a)	79	2,323
Garmin, Ltd. (a)	29	1,159
Gartner, Inc. (a)	100	8,935
General Dynamics Corp.	71	9,327
General Electric Co.	518	16,467
General Mills, Inc.	659	41,748
General Motors Co.	252	7,920
Genuine Parts Co.	67	6,657
Gilead Sciences, Inc.	345	31,692
Goldman Sachs Group, Inc.	42	6,593
H&R Block, Inc.	80	2,114
Halliburton Co.	36	1,286
Harris Corp.	27	2,102
Hartford Financial Services Group, Inc.	40	1,843
HCA Holdings, Inc. (a)	21	1,639
HCP, Inc. REIT	226	7,363
Helmerich & Payne, Inc. (a)	26	1,527
Henry Schein, Inc. (a)	125	21,579
Hershey Co.	128	11,788
Hertz Global Holdings, Inc. (a)	37	390
Hess Corp.	30	1,580
Hewlett Packard Enterprise Co. (a)	119	2,110
HollyFrontier Corp.	22	777
Home Depot, Inc.	392	52,305
Honeywell International, Inc.	179	20,057
Hormel Foods Corp. (a)	22	951
Host Hotels & Resorts, Inc. REIT	49	818
HP, Inc.	878	10,817
Humana, Inc.	13	2,378
Illinois Tool Works, Inc.	118	12,088
Ingersoll-Rand PLC	18	1,116
Intel Corp. (a)	1,347	43,575
Intercontinental Exchange, Inc.	6	1,411
International Business Machines Corp.	144	21,809
International Flavors & Fragrances, Inc.	19	2,162
International Paper Co.	32	1,313
Interpublic Group of Cos., Inc.	100	2,295
Intuit, Inc. (a)	23	2,392
Intuitive Surgical, Inc. (a)	1	601
Invesco, Ltd.	29	892
J.M. Smucker Co.	49	6,362
Jacobs Engineering Group, Inc. (a)	19	827
JB Hunt Transport Services, Inc.	68	5,728
Johnson & Johnson (a)	946	102,357
Johnson Controls, Inc.	142	5,534
JPMorgan Chase & Co.	384	22,740
Juniper Networks, Inc.	41	1,046
Kellogg Co.	238	18,219
KeyCorp	83	916

Kimberly-Clark Corp.	184	24,750
Kinder Morgan, Inc.	43	768
KLA-Tencor Corp.	17	1,238
Kohl’s Corp.	22	1,025
Kraft Heinz Co.	24	1,885
Kroger Co. (a)	112	4,284
L Brands, Inc.	36	3,161
L-3 Communications Holdings, Inc.	9	1,067
Laboratory Corp. of America Holdings (a)	66	7,731
Las Vegas Sands Corp.	97	5,013
Leucadia National Corp.	40	647
Liberty Interactive Corp. QVC Group Class A (a)	40	1,010
Liberty Media Corp. Class A (a)	33	1,275
Liberty Media Corp. Class C (a)	66	2,514
Lincoln National Corp. (a)	22	862
Linear Technology Corp.	66	2,941
Lockheed Martin Corp.	78	17,277
Loews Corp.	27	1,033
Lowe’s Cos., Inc. (a)	297	22,498
lululemon athletica, Inc. (a)	29	1,964
LyondellBasell Industries NV Class A	146	12,495
M&T Bank Corp.	17	1,887
Macy’s, Inc.	126	5,555
ManpowerGroup, Inc.	13	1,058
Marathon Oil Corp.	61	680
Marathon Petroleum Corp.	188	6,990
Marsh & McLennan Cos., Inc. (a)	256	15,562
MasterCard, Inc. Class A (a)	321	30,334
Mattel, Inc.	94	3,160
McCormick & Co., Inc. (a)	171	17,011
McDonald’s Corp.	490	61,583
McKesson Corp.	54	8,491
Mead Johnson Nutrition Co.	48	4,079
Medtronic PLC	57	4,275
Merck & Co., Inc.	445	23,545
MetLife, Inc.	90	3,955
Mettler-Toledo International, Inc. (a)	9	3,103
MGM Resorts International (a)	41	879
Michael Kors Holdings, Ltd. (a)	68	3,873
Micron Technology, Inc. (a)	40	419
Microsoft Corp. (a)	2,059	113,719
Molson Coors Brewing Co. Class B	16	1,539
Mondelez International, Inc. Class A	109	4,373
Monsanto Co. (a)	115	10,090
Monster Beverage Corp. (a)	42	5,602
Morgan Stanley	106	2,651
Mosaic Co.	24	648
Motorola Solutions, Inc.	155	11,733
Murphy Oil Corp.	17	428
Mylan NV (a)	22	1,020
National Oilwell Varco, Inc.	26	809
Navient Corp.	70	838
NetApp, Inc. (a)	29	791
New York Community Bancorp, Inc.	73	1,161
Newell Rubbermaid, Inc.	67	2,967
Newmont Mining Corp.	684	18,181
News Corp. Class A	63	805
NextEra Energy, Inc. (a)	85	10,059

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

NIKE, Inc. Class B	370	$22,744
Noble Energy, Inc.	15	471
Nordstrom, Inc.	139	7,952
Norfolk Southern Corp.	15	1,249
Northern Trust Corp.	18	1,173
Northrop Grumman Corp.	52	10,291
NRG Energy, Inc.	30	390
Nucor Corp.	21	993
NVIDIA Corp.	59	2,102
O’Reilly Automotive, Inc. (a)	63	17,241
Occidental Petroleum Corp.	52	3,558
Oceaneering International, Inc.	27	897
Omnicom Group, Inc.	65	5,410
ONEOK, Inc.	16	478
Oracle Corp. (a)	833	34,078
PACCAR, Inc.	18	984
Parker-Hannifin Corp.	9	1,000
Patterson Cos., Inc. (a)	106	4,932
Paychex, Inc.	498	26,897
PayPal Holdings, Inc. (a)	145	5,597
People’s United Financial, Inc.	407	6,484
PepsiCo, Inc.	605	62,000
Perrigo Co. PLC	25	3,198
Pfizer, Inc.	624	18,495
PG&E Corp.	285	17,020
Philip Morris International, Inc.	63	6,181
Phillips 66	68	5,888
Pioneer Natural Resources Co.	5	704
PNC Financial Services Group, Inc.	54	4,567
Polaris Industries, Inc.	19	1,871
PPG Industries, Inc.	62	6,912
PPL Corp.	44	1,675
Praxair, Inc.	66	7,554
Priceline Group, Inc. (a)	13	16,756
Principal Financial Group, Inc.	22	868
Procter & Gamble Co.	958	78,853
Progressive Corp.	151	5,306
Prologis, Inc. REIT	27	1,193
Prudential Financial, Inc.	35	2,528
Public Service Enterprise Group, Inc.	36	1,697
Public Storage REIT	78	21,515
PulteGroup, Inc.	54	1,010
QUALCOMM, Inc. (a)	461	23,576
Quest Diagnostics, Inc. (a)	18	1,286
Ralph Lauren Corp.	15	1,444
Range Resources Corp.	38	1,230
Raytheon Co. (a)	77	9,443
Realty Income Corp. REIT	100	6,251
Regions Financial Corp.	136	1,068
RenaissanceRe Holdings, Ltd.	60	7,190
Republic Services, Inc.	337	16,058
ResMed, Inc.	34	1,966
Reynolds American, Inc.	32	1,610
Robert Half International, Inc.	38	1,770
Rockwell Automation, Inc.	37	4,209
Rockwell Collins, Inc.	38	3,504
Ross Stores, Inc.	196	11,348
Royal Caribbean Cruises, Ltd.	19	1,561
SanDisk Corp.	12	913

SBA Communications Corp. Class A (a)	116	11,620
SCANA Corp.	30	2,105
Schlumberger, Ltd.	100	7,375
Scripps Networks Interactive, Inc. Class A	21	1,376
Seagate Technology PLC	24	827
SEI Investments Co.	39	1,679
Sempra Energy	22	2,289
Sherwin-Williams Co.	21	5,978
Simon Property Group, Inc. REIT	7	1,454
Skyworks Solutions, Inc.	41	3,194
Southern Co.	652	33,728
Southwest Airlines Co.	6	269
Southwestern Energy Co. (a)	78	629
Spectra Energy Corp.	52	1,591
St. Jude Medical, Inc.	66	3,630
Stanley Black & Decker, Inc.	12	1,263
Staples, Inc.	93	1,026
Starbucks Corp.	548	32,716
Starwood Hotels & Resorts Worldwide, Inc.	13	1,085
State Street Corp. (e)	36	2,107
Stericycle, Inc. (a)	5	631
Stryker Corp.	113	12,124
SunTrust Banks, Inc.	53	1,912
Symantec Corp.	46	845
Synchrony Financial (a)	32	917
Synopsys, Inc. (a)	194	9,397
Sysco Corp.	113	5,280
T Rowe Price Group, Inc.	67	4,922
Target Corp. (a)	266	21,886
TD Ameritrade Holding Corp.	61	1,923
Teradata Corp. (a)	41	1,076
Tesoro Corp.	21	1,806
Texas Instruments, Inc.	238	13,666
Textron, Inc.	28	1,021
Thermo Fisher Scientific, Inc.	13	1,841
Thomson Reuters Corp.	150	6,102
Tiffany & Co.	29	2,128
Time Warner Cable, Inc.	14	2,865
Time Warner, Inc.	61	4,426
TJX Cos., Inc. (a)	448	35,101
Tractor Supply Co.	39	3,528
Transocean, Ltd. (a)	28	246
Travelers Cos., Inc.	125	14,589
TripAdvisor, Inc. (a)	28	1,862
Twenty-First Century Fox, Inc. Class A	65	1,812
Twenty-First Century Fox, Inc. Class B	130	3,666
Tyco International PLC (a)	24	881
Tyson Foods, Inc. Class A (a)	28	1,866
UDR, Inc. REIT (a)	200	7,706
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15	2,906
Under Armour, Inc. Class A (a)	34	2,884
Union Pacific Corp.	229	18,217
United Parcel Service, Inc. Class B	137	14,449
United Technologies Corp.	239	23,924
UnitedHealth Group, Inc.	317	40,861
Universal Health Services, Inc. Class B	12	1,497
Unum Group	30	928
US Bancorp	189	7,672
Valero Energy Corp.	81	5,195

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Varian Medical Systems, Inc. (a)	145	$11,603
Ventas, Inc. REIT	161	10,137
Verizon Communications, Inc. (a)	770	41,642
VF Corp.	200	12,952
Visa, Inc. Class A	577	44,129
Voya Financial, Inc.	28	834
W.W. Grainger, Inc.	16	3,735
Wabtec Corp.	22	1,744
Wal-Mart Stores, Inc. (a)	605	41,436
Walgreens Boots Alliance, Inc.	44	3,707
Walt Disney Co.	358	35,553
Waste Management, Inc.	329	19,411
Waters Corp. (a)	21	2,770
Weatherford International PLC (a)	48	373
WEC Energy Group, Inc.	194	11,654
Wells Fargo & Co.	582	28,146
Welltower, Inc. REIT	218	15,116
Western Digital Corp.	13	614
Western Union Co.	168	3,241
Westlake Chemical Corp.	13	602
WestRock Co.	22	859
Weyerhaeuser Co. REIT	34	1,053
Whirlpool Corp.	7	1,262
Whiting Petroleum Corp. (a)	14	112
Whole Foods Market, Inc. (a)	100	3,111
Williams Cos., Inc.	22	354
Willis Towers Watson PLC	12	1,424
WR Berkley Corp.	139	7,812
Xcel Energy, Inc.	338	14,135
Xerox Corp.	123	1,373
Xilinx, Inc.	57	2,704
Yahoo!, Inc. (a)	143	5,264
Yum! Brands, Inc. (a)	128	10,477
Zimmer Biomet Holdings, Inc.	10	1,066

Zoetis, Inc. (a)	102	4,522

		3,740,514

TOTAL COMMON STOCKS (Cost $5,974,729)		6,081,741

SHORT-TERM INVESTMENT — 0.5%
UNITED STATES — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g) (Cost $33,428)		33,428

TOTAL INVESTMENTS — 99.5% (Cost $6,008,157)		6,115,169
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		31,247

NET ASSETS — 100.0%		$6,146,416

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Affiliated issuer (Note 3).
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$101,475	$—	$—	$101,475
Austria	3,030	—	—	3,030
Belgium	17,238	—	—	17,238
Canada	255,046	—	—	255,046
Denmark	66,094	—	—	66,094
Finland	14,605	—	—	14,605
France	115,276	—	—	115,276
Germany	112,902	—	—	112,902
Hong Kong	128,259	—	—	128,259
Ireland	26,608	—	—	26,608
Israel	23,789	—	—	23,789

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Italy	$22,954	$—	$—	$22,954
Japan	510,010	—	—	510,010
Luxembourg	2,688	—	—	2,688
Macau	619	—	—	619
Mexico	3,833	—	—	3,833
Netherlands	56,769	—	—	56,769
New Zealand	5,491	—	—	5,491
Norway	5,368	—	—	5,368
Portugal	2,747	—	—	2,747
Singapore	44,300	—	—	44,300
South Africa	2,170	—	—	2,170
Spain	39,468	—	—	39,468
Sweden	41,355	—	—	41,355
Switzerland	298,848	—	—	298,848
United Kingdom	440,285	—	—	440,285
United States	3,740,514	—	—	3,740,514
Short-Term Investment	33,428	—	—	33,428

TOTAL INVESTMENTS	$6,115,169	$—	$—	$6,115,169

See accompanying notes to financial statements.

SPDR MSCI Australia Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AIRLINES — 0.1%
Qantas Airways, Ltd.	1,930	$6,043

BANKS — 19.1%
Australia & New Zealand Banking Group, Ltd.	21,416	386,486
Bank of Queensland, Ltd.	1,369	12,764
Bendigo & Adelaide Bank, Ltd.	8,987	61,320
Commonwealth Bank of Australia	8,641	498,000
National Australia Bank, Ltd.	18,504	373,505
Westpac Banking Corp.	19,454	454,187

		1,786,262

BEVERAGES — 0.6%
Coca-Cola Amatil, Ltd.	7,246	49,274
Treasury Wine Estates, Ltd.	1,351	10,018

		59,292

BIOTECHNOLOGY — 5.6%
CSL, Ltd.	6,674	520,790

CAPITAL MARKETS — 1.1%
Macquarie Group, Ltd.	1,426	72,498
Platinum Asset Management, Ltd.	5,335	26,060

		98,558

CHEMICALS — 1.1%
Incitec Pivot, Ltd.	11,321	27,781
Orica, Ltd.	6,596	77,987

		105,768

COMMERCIAL SERVICES & SUPPLIES — 3.4%
Brambles, Ltd.	34,568	322,288

CONSTRUCTION & ENGINEERING — 0.1%
CIMIC Group, Ltd.	451	12,059

CONSTRUCTION MATERIALS — 0.7%
Boral, Ltd.	9,245	43,950
James Hardie Industries PLC	1,344	18,465

		62,415

CONTAINERS & PACKAGING — 3.8%
Amcor, Ltd.	32,454	358,251

DIVERSIFIED FINANCIAL SERVICES — 1.6%
ASX, Ltd.	4,333	138,093
Challenger, Ltd.	1,764	11,385

		149,478

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
Telstra Corp., Ltd.	118,545	486,047
TPG Telecom, Ltd.	4,760	41,523
Vocus Communications, Ltd.	680	4,357

		531,927

ELECTRIC UTILITIES — 0.5%
AusNet Services	44,129	50,580

FOOD & STAPLES RETAILING — 12.8%
Wesfarmers, Ltd.	22,221	708,525
Woolworths, Ltd.	28,529	485,005

		1,193,530

GAS UTILITIES — 0.8%
APA Group	10,925	74,040

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Cochlear, Ltd.	1,580	124,337

HEALTH CARE PROVIDERS & SERVICES — 4.0%
Healthscope, Ltd.	29,664	60,699
Ramsay Health Care, Ltd.	3,246	153,215
Sonic Healthcare, Ltd.	11,042	159,518

		373,432

HOTELS, RESTAURANTS & LEISURE — 1.8%
Aristocrat Leisure, Ltd.	7,831	62,047
Crown Resorts, Ltd.	4,533	43,448
Flight Centre Travel Group, Ltd.	992	32,989
Tabcorp Holdings, Ltd.	2,187	7,200
Tatts Group, Ltd.	8,893	25,859

		171,543

INSURANCE — 5.4%
AMP, Ltd.	17,341	77,236
Insurance Australia Group, Ltd.	26,460	113,577
Medibank Pvt, Ltd.	42,059	94,797
QBE Insurance Group, Ltd.	7,244	60,796
Suncorp Group, Ltd.	16,934	155,145

		501,551

IT SERVICES — 0.1%
Computershare, Ltd.	1,228	9,239

MEDIA — 0.5%
REA Group, Ltd.	1,112	46,218

METALS & MINING — 7.3%
Alumina, Ltd.	7,794	7,794
BHP Billiton, Ltd.	19,560	253,684
Fortescue Metals Group, Ltd.	19,581	38,410
Iluka Resources, Ltd.	1,268	6,399
Newcrest Mining, Ltd.	4,228	55,160
Rio Tinto, Ltd.	8,302	272,632
South32, Ltd. (a)	46,859	52,808

		686,887

MULTI-UTILITIES — 1.8%
AGL Energy, Ltd.	8,194	115,979
DUET Group	32,283	56,621

		172,600

MULTILINE RETAIL — 0.3%
Harvey Norman Holdings, Ltd.	7,742	27,991

OIL, GAS & CONSUMABLE FUELS — 4.0%
Caltex Australia, Ltd.	1,148	30,043
Oil Search, Ltd.	2,495	12,974
Origin Energy, Ltd.	10,461	40,960
Santos, Ltd.	10,104	31,323
Woodside Petroleum, Ltd.	12,788	255,373

		370,673

PROFESSIONAL SERVICES — 0.6%
SEEK, Ltd.	4,697	58,461

REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.5%
Dexus Property Group	7,601	46,426
Goodman Group	17,517	89,878
GPT Group	41,695	160,369
Mirvac Group	26,055	38,783
Scentre Group	52,818	180,398

See accompanying notes to financial statements.

SPDR MSCI Australia Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Stockland	19,827	$65,125
Vicinity Centres	41,658	102,225
Westfield Corp.	39,157	300,914

		984,118

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
LendLease Group	9,783	104,380

ROAD & RAIL — 0.6%
Asciano, Ltd.	1,584	10,918
Aurizon Holdings, Ltd.	13,331	40,609

		51,527

TRANSPORTATION INFRASTRUCTURE — 2.6%
Sydney Airport	13,506	69,506
Transurban Group Stapled Security	19,495	170,210

		239,716

TOTAL COMMON STOCKS (Cost $9,635,392)		9,253,954

SHORT-TERM INVESTMENT — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class (c) (d)	352	352

TOTAL INVESTMENTS — 98.9% (Cost $9,635,744)		9,254,306
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		101,715

NET ASSETS — 100.0%		$9,356,021

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$6,043	$—	$—	$6,043
Banks	1,786,262	—	—	1,786,262
Beverages	59,292	—	—	59,292
Biotechnology	520,790	—	—	520,790
Capital Markets	98,558	—	—	98,558
Chemicals	105,768	—	—	105,768
Commercial Services & Supplies	322,288	—	—	322,288
Construction & Engineering	12,059	—	—	12,059
Construction Materials	62,415	—	—	62,415
Containers & Packaging	358,251	—	—	358,251
Diversified Financial Services	149,478	—	—	149,478
Diversified Telecommunication Services	531,927	—	—	531,927
Electric Utilities	50,580	—	—	50,580
Food & Staples Retailing	1,193,530	—	—	1,193,530
Gas Utilities	74,040	—	—	74,040
Health Care Equipment & Supplies	124,337	—	—	124,337
Health Care Providers & Services	373,432	—	—	373,432
Hotels, Restaurants & Leisure	171,543	—	—	171,543
Insurance	501,551	—	—	501,551
IT Services	9,239	—	—	9,239
Media	46,218	—	—	46,218
Metals & Mining	686,887	—	—	686,887

See accompanying notes to financial statements.

SPDR MSCI Australia Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Multi-Utilities	$172,600	$—	$—	$172,600
Multiline Retail	27,991	—	—	27,991
Oil, Gas & Consumable Fuels	370,673	—	—	370,673
Professional Services	58,461	—	—	58,461
Real Estate Investment Trusts (REITs)	984,118	—	—	984,118
Real Estate Management & Development	104,380	—	—	104,380
Road & Rail	51,527	—	—	51,527
Transportation Infrastructure	239,716	—	—	239,716
Short-Term Investment	352	—	—	352

TOTAL INVESTMENTS	$9,254,306	$—	$—	$9,254,306

See accompanying notes to financial statements.

SPDR MSCI Canada Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 0.3%
Bombardier, Inc. Class B (a)	29,181	$29,780
CAE, Inc.	1,837	21,332

		51,112

AUTO COMPONENTS — 2.9%
Linamar Corp.	1,994	96,336
Magna International, Inc.	8,026	346,431

		442,767

BANKS — 17.8%
Bank of Montreal	6,534	398,420
Bank of Nova Scotia	10,467	513,619
Canadian Imperial Bank of Commerce	7,154	536,612
National Bank of Canada	3,570	117,275
Royal Bank of Canada	9,663	559,034
Toronto-Dominion Bank	13,108	568,120

		2,693,080

CAPITAL MARKETS — 2.0%
CI Financial Corp.	12,900	286,235
IGM Financial, Inc.	390	11,795

		298,030

CHEMICALS — 2.9%
Agrium, Inc.	782	69,328
Methanex Corp.	3,021	97,489
Potash Corp. of Saskatchewan, Inc.	16,036	274,116

		440,933

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Progressive Waste Solutions, Ltd.	421	13,143

CONSTRUCTION & ENGINEERING — 0.2%
SNC-Lavalin Group, Inc.	654	23,992

CONTAINERS & PACKAGING — 1.5%
CCL Industries, Inc. Class B	1,187	226,213

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Element Financial Corp.	428	4,633
Onex Corp.	1,582	96,819

		101,452

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
BCE, Inc.	3,769	172,474
TELUS Corp.	10,569	345,477

		517,951

ELECTRIC UTILITIES — 1.3%
Fortis, Inc.	6,110	192,306

FOOD & STAPLES RETAILING — 7.9%
Alimentation Couche-Tard, Inc. Class B	7,862	351,327
Empire Co., Ltd. Class A	4,501	78,296
George Weston, Ltd.	1,415	127,207
Jean Coutu Group PJC, Inc. Class A	4,352	74,089
Loblaw Cos., Ltd.	2,867	161,188
Metro, Inc.	11,804	411,217

		1,203,324

FOOD PRODUCTS — 2.5%
Saputo, Inc.	11,614	373,889

HOTELS, RESTAURANTS & LEISURE — 0.2%
Restaurant Brands International, Inc.	631	24,607

INSURANCE — 10.2%
Fairfax Financial Holdings, Ltd.	333	187,185
Great-West Lifeco, Inc.	15,459	427,156
Industrial Alliance Insurance & Financial Services, Inc.	693	21,002
Intact Financial Corp.	6,249	439,307
Manulife Financial Corp.	10,268	145,909
Power Corp. of Canada	3,369	78,036
Power Financial Corp.	4,621	116,003
Sun Life Financial, Inc.	4,235	137,188

		1,551,786

IT SERVICES — 2.2%
CGI Group, Inc. Class A (a)	7,057	338,651

MEDIA — 3.8%
Shaw Communications, Inc. Class B	19,746	383,028
Thomson Reuters Corp.	4,630	188,357

		571,385

METALS & MINING — 5.0%
Agnico Eagle Mines, Ltd.	1,655	60,125
Barrick Gold Corp.	12,280	167,474
Eldorado Gold Corp. (a)	5,174	16,321
First Quantum Minerals, Ltd.	13,176	69,677
Franco-Nevada Corp.	2,018	124,439
Goldcorp, Inc	6,305	102,707
Kinross Gold Corp. (a)	10,397	35,609
Silver Wheaton Corp.	1,636	27,257
Teck Resources, Ltd. Class B	14,801	112,714
Turquoise Hill Resources, Ltd. (a)	3,662	9,399
Yamana Gold, Inc.	11,707	35,661

		761,383

MULTI-UTILITIES — 0.9%
Atco, Ltd. Class I	1,249	37,930
Canadian Utilities, Ltd. Class A	3,410	95,832

		133,762

MULTILINE RETAIL — 3.2%
Canadian Tire Corp., Ltd. Class A	1,199	125,318
Dollarama, Inc.	5,174	365,574

		490,892

OIL, GAS & CONSUMABLE FUELS — 16.5%
AltaGas, Ltd.	1,651	42,633
ARC Resources, Ltd.	1,337	19,526
Cameco Corp.	3,748	48,304
Canadian Natural Resources, Ltd.	6,322	171,705
Cenovus Energy, Inc.	6,945	90,742
Crescent Point Energy Corp.	3,116	43,315
Enbridge, Inc.	5,274	206,157
Encana Corp.	6,055	37,076
Husky Energy, Inc.	6,624	82,809
Imperial Oil, Ltd.	13,399	449,482
Inter Pipeline, Ltd.	1,873	38,736
Keyera Corp.	6,548	199,561
Pembina Pipeline Corp.	4,285	116,314
Peyto Exploration & Development Corp.	4,622	103,235
PrairieSky Royalty, Ltd.	9,755	185,831

See accompanying notes to financial statements.

SPDR MSCI Canada Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Seven Generations Energy, Ltd. Class A (a)	459	$6,938
Suncor Energy, Inc.	13,553	378,996
Tourmaline Oil Corp. (a)	704	14,968
TransCanada Corp.	6,255	246,921
Veresen, Inc.	765	5,187
Vermilion Energy, Inc.	414	12,166

		2,500,602

PAPER & FOREST PRODUCTS — 0.1%
West Fraser Timber Co., Ltd.	350	14,101

PHARMACEUTICALS — 0.1%
Valeant Pharmaceuticals International, Inc. (a)	704	18,533

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.3%
H&R Real Estate Investment Trust	5,739	93,132
RioCan Real Estate Investment Trust	5,710	117,427
Smart Real Estate Investment Trust	5,365	140,736

		351,295

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.4%
Brookfield Asset Management, Inc. Class A	5,965	208,310
First Capital Realty, Inc.	9,797	156,183

		364,493

ROAD & RAIL — 4.8%
Canadian National Railway Co.	7,600	476,876
Canadian Pacific Railway, Ltd.	1,878	250,531

		727,407

SOFTWARE — 0.6%
Constellation Software, Inc.	115	47,281
Open Text Corp.	899	46,762

		94,043

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
BlackBerry, Ltd. (a)	2,209	18,000

TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Gildan Activewear, Inc.	9,644	295,259

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Finning International, Inc.	6,087	89,744

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Rogers Communications, Inc. Class B	3,465	139,302

TOTAL COMMON STOCKS (Cost $14,388,500)		15,063,437

SHORT-TERM INVESTMENTS — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $8,973)	8,973	8,973

TOTAL INVESTMENTS — 99.4% (Cost $14,397,473)		15,072,410
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		84,680

NET ASSETS — 100.0%		$15,157,090

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$51,112	$—	$—	$51,112
Auto Components.	442,767	—	—	442,767
Banks	2,693,080	—	—	2,693,080
Capital Markets	298,030	—	—	298,030
Chemicals	440,933	—	—	440,933
Commercial Services & Supplies	13,143	—	—	13,143
Construction & Engineering	23,992	—	—	23,992
Containers & Packaging	226,213	—	—	226,213
Diversified Financial Services	101,452	—	—	101,452
Diversified Telecommunication Services	517,951	—	—	517,951
Electric Utilities	192,306	—	—	192,306
Food & Staples Retailing.	1,203,324	—	—	1,203,324

See accompanying notes to financial statements.

SPDR MSCI Canada Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food Products	$373,889	$—	$—	$373,889
Hotels, Restaurants & Leisure	24,607	—	—	24,607
Insurance	1,551,786	—	—	1,551,786
IT Services	338,651	—	—	338,651
Media	571,385	—	—	571,385
Metals & Mining	761,383	—	—	761,383
Multi-Utilities	133,762	—	—	133,762
Multiline Retail	490,892	—	—	490,892
Oil, Gas & Consumable Fuels	2,500,602	—	—	2,500,602
Paper & Forest Products	14,101	—	—	14,101
Pharmaceuticals	18,533	—	—	18,533
Real Estate Investment Trusts (REITs)	351,295	—	—	351,295
Real Estate Management & Development	364,493	—	—	364,493
Road & Rail	727,407	—	—	727,407
Software	94,043	—	—	94,043
Technology Hardware, Storage & Peripherals	18,000	—	—	18,000
Textiles, Apparel & Luxury Goods	295,259	—	—	295,259
Trading Companies & Distributors	89,744	—	—	89,744
Wireless Telecommunication Services	139,302	—	—	139,302
Short-Term Investment	8,973	—	—	8,973

TOTAL INVESTMENTS	$15,072,410	$—	$—	$15,072,410

See accompanying notes to financial statements.

SPDR MSCI Germany Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AIR FREIGHT & LOGISTICS — 3.5%
Deutsche Post AG	12,637	$351,660

AIRLINES — 1.0%
Deutsche Lufthansa AG (a)	6,542	105,897

AUTO COMPONENTS — 2.3%
Continental AG	1,041	237,254

AUTOMOBILES — 10.5%
Bayerische Motoren Werke AG	1,180	108,515
Bayerische Motoren Werke AG Preference Shares	1,609	128,824
Daimler AG	4,466	342,862
Porsche Automobil Holding SE Preference Shares	2,588	133,567
Volkswagen AG	365	53,053
Volkswagen AG Preference Shares	2,349	299,400

		1,066,221

BANKS — 0.8%
Commerzbank AG (a)	8,859	77,138

CAPITAL MARKETS — 2.0%
Deutsche Bank AG	11,747	200,125

CHEMICALS — 10.7%
BASF SE	5,916	446,967
Evonik Industries AG	3,304	99,266
Fuchs Petrolub SE Preference Shares	1,781	79,690
KS AG	3,609	84,576
Lanxess AG	331	15,933
Linde AG	1,094	159,636
Symrise AG	3,044	204,659

		1,090,727

CONSTRUCTION MATERIALS — 0.8%
HeidelbergCement AG	928	79,577

DIVERSIFIED FINANCIAL SERVICES — 2.7%
Deutsche Boerse AG	3,171	270,978

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Deutsche Telekom AG	14,550	261,557
Telefonica Deutschland Holding AG	5,746	31,174

		292,731

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG	231	11,926

FOOD & STAPLES RETAILING — 0.4%
METRO AG	1,476	45,800

HEALTH CARE PROVIDERS & SERVICES — 5.7%
Fresenius Medical Care AG & Co. KGaA	4,148	367,939
Fresenius SE & Co. KGaA	2,893	211,682

		579,621

HOUSEHOLD PRODUCTS — 3.8%
Henkel AG & Co. KGaA	758	74,604
Henkel AG & Co. KGaA Preference Shares	2,783	307,306

		381,910

INDUSTRIAL CONGLOMERATES — 5.3%
Siemens AG	5,038	534,779

INSURANCE — 10.5%
Allianz SE	2,653	432,170
Hannover Rueck SE	2,458	286,824
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,714	349,133

		1,068,127

INTERNET & CATALOG RETAIL — 0.5%
Zalando SE (a) (b)	1,661	54,607

INTERNET SOFTWARE & SERVICES — 1.5%
United Internet AG	3,064	153,996

LIFE SCIENCES TOOLS & SERVICES — 0.4%
QIAGEN NV (a)	1,652	36,860

MACHINERY — 3.4%
GEA Group AG	3,093	151,559
MAN SE (a)	1,766	191,424

		342,983

MEDIA — 4.0%
Axel Springer SE	591	31,902
Kabel Deutschland Holding AG	234	26,266
ProSiebenSat.1 Media SE	3,661	188,507
RTL Group SA (a) (c)	702	59,357
RTL Group SA (a) (c)	1,230	104,339

		410,371

METALS & MINING — 0.3%
ThyssenKrupp AG	1,364	28,382

MULTI-UTILITIES — 3.5%
E.ON SE	25,254	242,831
RWE AG	8,850	114,717

		357,548

PERSONAL PRODUCTS — 2.9%
Beiersdorf AG	3,254	294,201

PHARMACEUTICALS — 6.2%
Bayer AG	3,141	369,745
Merck KGaA	3,181	265,742

		635,487

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Deutsche Wohnen AG	1,337	41,640
Vonovia SE	4,080	147,036

		188,676

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Infineon Technologies AG	15,878	226,263

SOFTWARE — 4.1%
SAP SE	5,179	419,613

TEXTILES,APPAREL & LUXURY GOODS — 4.7%
adidas AG	2,682	314,796
HUGO BOSS AG	2,419	158,889

		473,685

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Brenntag AG	334	19,107

See accompanying notes to financial statements.

SPDR MSCI Germany Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.4%
Fraport AG Frankfurt Airport Services Worldwide	713	$43,314

TOTAL COMMON STOCKS (Cost $11,071,526)		10,079,564

SHORT-TERM INVESTMENTS — 0.0% (d)
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f) (Cost $741)	741	741

TOTAL INVESTMENTS — 99.2% (Cost $11,072,267)		10,080,305
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		83,957

NET ASSETS — 100.0%		$10,164,262

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of March 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$351,660	$—	$—	$351,660
Airlines	105,897	—	—	105,897
Auto Components	237,254	—	—	237,254
Automobiles	1,066,221	—	—	1,066,221
Banks	77,138	—	—	77,138
Capital Markets	200,125	—	—	200,125
Chemicals	1,090,727	—	—	1,090,727
Construction Materials	79,577	—	—	79,577
Diversified Financial Services	270,978	—	—	270,978
Diversified Telecommunication Services	292,731	—	—	292,731
Electrical Equipment	11,926	—	—	11,926
Food & Staples Retailing	45,800	—	—	45,800
Health Care Providers & Services	579,621	—	—	579,621
Household Products	381,910	—	—	381,910
Industrial Conglomerates	534,779	—	—	534,779
Insurance	1,068,127	—	—	1,068,127
Internet & Catalog Retail	54,607	—	—	54,607
Internet Software & Services	153,996	—	—	153,996
Life Sciences Tools & Services	36,860	—	—	36,860
Machinery	342,983	—	—	342,983
Media	410,371	—	—	410,371
Metals & Mining	28,382	—	—	28,382
Multi-Utilities	357,548	—	—	357,548
Personal Products	294,201	—	—	294,201

See accompanying notes to financial statements.

SPDR MSCI Germany Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$635,487	$—	$—	$635,487
Real Estate Management & Development	188,676	—	—	188,676
Semiconductors & Semiconductor Equipment	226,263	—	—	226,263
Software	419,613	—	—	419,613
Textiles, Apparel & Luxury Goods	473,685	—	—	473,685
Trading Companies & Distributors	19,107	—	—	19,107
Transportation Infrastructure	43,314	—	—	43,314
Short-Term Investment	741	—	—	741

TOTAL INVESTMENTS	$10,080,305	$—	$—	$10,080,305

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	1,600	$31,987

AIRLINES — 1.3%
ANA Holdings, Inc.	17,000	47,962
Japan Airlines Co., Ltd.	3,100	113,690

		161,652

AUTO COMPONENTS — 4.9%
Aisin Seiki Co., Ltd.	700	26,407
Bridgestone Corp.	8,600	321,749
Denso Corp.	1,600	64,401
Koito Manufacturing Co., Ltd.	1,100	49,913
NGK Spark Plug Co., Ltd.	1,700	32,580
NHK Spring Co., Ltd.	400	3,833
NOK Corp.	200	3,420
Stanley Electric Co., Ltd.	200	4,529
Sumitomo Electric Industries, Ltd.	3,400	41,413
Sumitomo Rubber Industries, Ltd.	2,400	37,133
Toyoda Gosei Co., Ltd.	200	3,865
Toyota Industries Corp.	600	27,012
Yokohama Rubber Co., Ltd.	200	3,294

		619,549

AUTOMOBILES — 7.9%
Daihatsu Motor Co., Ltd.	2,100	29,633
Fuji Heavy Industries, Ltd.	6,500	229,881
Honda Motor Co., Ltd.	5,300	145,521
Isuzu Motors, Ltd.	7,600	78,573
Mazda Motor Corp.	900	13,985
Mitsubishi Motors Corp.	10,000	75,003
Nissan Motor Co., Ltd.	11,700	108,417
Suzuki Motor Corp.	500	13,395
Toyota Motor Corp.	5,400	285,963
Yamaha Motor Co., Ltd.	400	6,662

		987,033

BANKS — 5.8%
Aozora Bank, Ltd.	15,000	52,449
Bank of Kyoto, Ltd.	1,000	6,531
Bank of Yokohama, Ltd.	2,000	9,102
Chiba Bank, Ltd.	3,000	14,974
Chugoku Bank, Ltd.	500	5,214
Concordia Financial Group, Ltd. (a)	3,000	13,653
Fukuoka Financial Group, Inc.	2,000	6,531
Gunma Bank, Ltd.	2,000	8,274
Hachijuni Bank, Ltd.	1,000	4,315
Hiroshima Bank, Ltd.	1,000	3,657
Hokuhoku Financial Group, Inc.	3,000	3,950
Iyo Bank, Ltd.	600	3,934
Japan Post Bank Co., Ltd.	1,000	12,323
Joyo Bank, Ltd.	1,000	3,434
Kyushu Financial Group, Inc.	1,000	5,774
Mitsubishi UFJ Financial Group, Inc.	36,800	170,748
Mizuho Financial Group, Inc.	90,300	135,054
Resona Holdings, Inc.	16,600	59,314
Seven Bank, Ltd.	3,300	14,093
Shinsei Bank, Ltd.	4,000	5,232
Shizuoka Bank, Ltd.	1,000	7,224
Sumitomo Mitsui Financial Group, Inc.	4,900	148,750

Sumitomo Mitsui Trust Holdings, Inc.	8,000	23,460
Suruga Bank, Ltd.	200	3,520
Yamaguchi Financial Group, Inc.	1,000	9,102

		730,612

BEVERAGES — 1.3%
Asahi Group Holdings, Ltd.	1,500	46,804
Kirin Holdings Co., Ltd.	4,300	60,371
Suntory Beverage & Food, Ltd.	1,300	58,641

		165,816

BUILDING PRODUCTS — 0.4%
Asahi Glass Co., Ltd.	4,000	21,923
Daikin Industries, Ltd.	200	14,969
LIXIL Group Corp.	400	8,167
TOTO, Ltd.	100	3,123

		48,182

CAPITAL MARKETS — 0.4%
Daiwa Securities Group, Inc.	3,000	18,478
Nomura Holdings, Inc.	5,400	24,162
SBI Holdings, Inc.	400	4,068

		46,708

CHEMICALS — 2.9%
Asahi Kasei Corp.	4,000	27,080
Daicel Corp.	300	4,105
Hitachi Chemical Co., Ltd.	200	3,603
JSR Corp.	300	4,319
Kaneka Corp.	1,000	8,577
Kansai Paint Co., Ltd.	200	3,217
Kuraray Co., Ltd.	1,400	17,140
Mitsubishi Chemical Holdings Corp.	3,800	19,863
Mitsubishi Gas Chemical Co., Inc.	1,000	5,392
Mitsui Chemicals, Inc.	2,000	6,673
Nippon Paint Holdings Co., Ltd.	1,800	39,989
Nitto Denko Corp.	1,800	100,206
Shin-Etsu Chemical Co., Ltd.	1,100	56,999
Sumitomo Chemical Co., Ltd.	2,000	9,057
Taiyo Nippon Sanso Corp.	100	950
Teijin, Ltd.	2,000	6,975
Toray Industries, Inc.	6,000	51,205

		365,350

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Dai Nippon Printing Co., Ltd.	2,000	17,794
Park24 Co., Ltd.	2,200	61,658
Secom Co., Ltd.	1,100	81,877
Toppan Printing Co., Ltd.	2,000	16,798

		178,127

CONSTRUCTION & ENGINEERING — 0.6%
Kajima Corp.	3,000	18,844
Obayashi Corp.	2,000	19,752
Shimizu Corp.	1,000	8,488
Taisei Corp.	4,000	26,478

		73,562

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	8,000	18,435

CONSUMER FINANCE — 0.1%
Acom Co., Ltd. (a)	300	1,513

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

AEON Financial Service Co., Ltd.	100	$2,363
Credit Saison Co., Ltd.	200	3,486

		7,362

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	400	7,502

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	700	20,179

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Japan Exchange Group, Inc.	6,700	102,770
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	4,395
ORIX Corp.	2,200	31,426

		138,591

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Nippon Telegraph & Telephone Corp.	3,100	133,714

ELECTRIC UTILITIES — 1.5%
Chubu Electric Power Co., Inc.	3,100	43,344
Chugoku Electric Power Co., Inc.	1,300	17,581
Hokuriku Electric Power Co.	700	9,921
Kansai Electric Power Co., Inc. (a)	2,800	24,830
Kyushu Electric Power Co., Inc. (a)	1,000	9,529
Shikoku Electric Power Co., Inc.	300	4,028
Tohoku Electric Power Co., Inc.	1,700	21,962
Tokyo Electric Power Co., Inc. (a)	9,400	51,769

		182,964

ELECTRICAL EQUIPMENT — 0.4%
Fuji Electric Co., Ltd.	1,000	3,461
Mitsubishi Electric Corp.	3,000	31,483
Nidec Corp.	300	20,555

		55,499

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Alps Electric Co., Ltd.	100	1,746
Citizen Holdings Co., Ltd.	900	5,109
Hamamatsu Photonics KK	100	2,763
Hitachi High-Technologies Corp.	100	2,820
Hitachi, Ltd.	15,000	70,279
Keyence Corp.	400	218,479
Kyocera Corp.	700	30,872
Murata Manufacturing Co., Ltd.	1,600	193,176
Nippon Electric Glass Co., Ltd.	1,000	5,125
Omron Corp.	200	5,961
TDK Corp.	100	5,561
Yaskawa Electric Corp.	2,400	27,738
Yokogawa Electric Corp.	200	2,069

		571,698

FOOD & STAPLES RETAILING — 1.6%
Aeon Co., Ltd.	2,700	39,061
FamilyMart Co., Ltd.	400	20,819
Lawson, Inc.	800	67,049
Seven & i Holdings Co., Ltd.	1,800	76,744

		203,673

FOOD PRODUCTS — 1.9%
Ajinomoto Co., Inc.	2,000	45,189
Calbee, Inc.	800	31,817
MEIJI Holdings Co., Ltd.	200	16,104

NH Foods, Ltd.	2,000	44,130
Nisshin Seifun Group, Inc.	700	11,142
Nissin Foods Holdings Co., Ltd.	700	32,946
Toyo Suisan Kaisha, Ltd.	900	32,350
Yakult Honsha Co., Ltd.	100	4,435
Yamazaki Baking Co., Ltd.	1,000	21,095

		239,208

GAS UTILITIES — 1.2%
Osaka Gas Co., Ltd.	17,000	65,401
Toho Gas Co., Ltd.	3,000	21,327
Tokyo Gas Co., Ltd.	15,000	70,025

		156,753

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Hoya Corp.	5,400	205,680
Olympus Corp.	300	11,678
Sysmex Corp.	1,900	119,009
Terumo Corp.	600	21,540

		357,907

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Alfresa Holdings Corp.	1,000	19,209
Medipal Holdings Corp.	600	9,513
Miraca Holdings, Inc.	600	24,690
Suzuken Co., Ltd.	300	10,209

		63,621

HEALTH CARE TECHNOLOGY — 0.6%
M3, Inc.	3,100	78,110

HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald’s Holdings Co., Japan, Ltd.	2,000	47,440
Oriental Land Co., Ltd.	2,400	170,185

		217,625

HOUSEHOLD DURABLES — 1.7%
Casio Computer Co., Ltd.	2,100	42,432
Iida Group Holdings Co., Ltd.	300	5,859
Nikon Corp.	1,000	15,321
Panasonic Corp.	3,700	34,022
Rinnai Corp.	200	17,688
Sekisui Chemical Co., Ltd.	1,300	16,031
Sekisui House, Ltd.	2,600	43,940
Sony Corp.	1,500	38,609

		213,902

HOUSEHOLD PRODUCTS — 0.3%
Unicharm Corp.	1,500	32,684

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Electric Power Development Co., Ltd.	1,100	34,401

INDUSTRIAL CONGLOMERATES — 0.3%
Keihan Electric Railway Co., Ltd.	1,000	7,055
Seibu Holdings, Inc.	200	4,237
Toshiba Corp. (a)	12,000	23,382

		34,674

INSURANCE — 1.3%
Dai-ichi Life Insurance Co., Ltd.	2,300	27,881
Japan Post Holdings Co., Ltd.	1,000	13,364
MS&AD Insurance Group Holdings, Inc.	1,200	33,482

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Sompo Japan Nipponkoa Holdings, Inc.	700	$19,855
Sony Financial Holdings, Inc.	200	2,559
T&D Holdings, Inc.	1,300	12,139
Tokio Marine Holdings, Inc.	1,700	57,476

		166,756

INTERNET & CATALOG RETAIL — 0.0% (b)
Rakuten, Inc.	600	5,795

INTERNET SOFTWARE & SERVICES — 0.9%
Kakaku.com, Inc.	1,800	33,471
Yahoo! Japan Corp.	19,000	80,974

		114,445

IT SERVICES — 1.6%
Fujitsu, Ltd.	6,000	22,239
Itochu Techno-Solutions Corp.	1,000	18,898
Nomura Research Institute, Ltd.	1,200	40,464
NTT Data Corp.	600	30,162
Obic Co., Ltd.	700	37,057
Otsuka Corp.	1,000	52,849

		201,669

LEISURE EQUIPMENT & PRODUCTS — 1.7%
Bandai Namco Holdings, Inc.	800	17,467
Sankyo Co., Ltd.	700	26,096
Sega Sammy Holdings, Inc.	200	2,183
Shimano, Inc.	1,000	156,947
Yamaha Corp.	200	6,032

		208,725

MACHINERY — 4.1%
Amada Holdings Co., Ltd.	300	2,931
FANUC Corp.	1,400	217,794
Hino Motors, Ltd.	3,000	32,484
Hitachi Construction Machinery Co., Ltd.	200	3,182
IHI Corp.	3,000	6,353
JTEKT Corp.	400	5,196
Kawasaki Heavy Industries, Ltd.	2,000	5,783
Komatsu, Ltd.	2,100	35,799
Kubota Corp.	1,000	13,671
Kurita Water Industries, Ltd.	200	4,568
Makita Corp.	100	6,210
Mitsubishi Heavy Industries, Ltd.	6,000	22,319
Nabtesco Corp.	1,200	26,969
NSK, Ltd.	600	5,498
SMC Corp.	500	116,286
Sumitomo Heavy Industries, Ltd.	1,000	4,137
THK Co., Ltd.	200	3,694

		512,874

MARINE — 0.2%
Mitsui OSK Lines, Ltd.	4,000	8,150
Nippon Yusen KK	7,000	13,515

		21,665

MEDIA — 0.2%
Dentsu, Inc.	200	10,054
Hakuhodo DY Holdings, Inc.	500	5,672
Toho Co., Ltd.	400	10,538

		26,264

METALS & MINING — 0.9%
Hitachi Metals, Ltd.	2,300	23,758
JFE Holdings, Inc.	1,700	22,930
Kobe Steel, Ltd.	10,000	8,808
Maruichi Steel Tube, Ltd.	100	2,745
Mitsubishi Materials Corp.	3,000	8,488
Nippon Steel & Sumitomo Metal Corp.	1,900	36,548
Sumitomo Metal Mining Co., Ltd.	1,000	9,942

		113,219

MULTILINE RETAIL — 0.6%
Don Quijote Holdings Co., Ltd.	100	3,479
Isetan Mitsukoshi Holdings, Ltd.	600	7,020
J Front Retailing Co., Ltd.	600	7,970
Marui Group Co., Ltd.	300	4,305
Ryohin Keikaku Co., Ltd.	200	42,351
Takashimaya Co., Ltd.	1,000	8,372

		73,497

OIL, GAS & CONSUMABLE FUELS — 1.1%
Idemitsu Kosan Co., Ltd.	800	14,300
Inpex Corp.	2,000	15,187
JX Holdings, Inc.	14,800	57,122
Showa Shell Sekiyu KK	900	8,087
TonenGeneral Sekiyu KK	5,000	45,287

		139,983

PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	2,000	8,043

PERSONAL PRODUCTS — 2.5%
Kao Corp.	5,800	309,777
Shiseido Co., Ltd.	400	8,940

		318,717

PHARMACEUTICALS — 7.4%
Astellas Pharma, Inc.	20,800	276,945
Chugai Pharmaceutical Co., Ltd.	800	24,805
Daiichi Sankyo Co., Ltd.	2,400	53,436
Eisai Co., Ltd.	400	24,094
Hisamitsu Pharmaceutical Co., Inc.	200	8,951
Kyowa Hakko Kirin Co., Ltd.	1,000	15,979
Mitsubishi Tanabe Pharma Corp.	3,900	67,906
Ono Pharmaceutical Co., Ltd.	300	12,719
Otsuka Holdings Co., Ltd.	5,600	203,682
Santen Pharmaceutical Co., Ltd.	5,000	75,315
Shionogi & Co., Ltd.	800	37,703
Sumitomo Dainippon Pharma Co., Ltd.	700	8,071
Taisho Pharmaceutical Holdings Co., Ltd.	400	31,745
Takeda Pharmaceutical Co., Ltd.	1,900	86,822

		928,173

PROFESSIONAL SERVICES — 0.6%
Recruit Holdings Co., Ltd.	2,600	79,461

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Japan Prime Realty Investment Corp.	10	40,794
Japan Real Estate Investment Corp.	9	52,049
Japan Retail Fund Investment Corp.	26	62,504
Nippon Building Fund, Inc.	11	65,279
Nippon Prologis, Inc.	16	35,859
Nomura Real Estate Master Fund, Inc.	44	65,768
United Urban Investment Corp.	22	35,605

		357,858

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Aeon Mall Co., Ltd.	100	$1,483
Daito Trust Construction Co., Ltd.	1,200	170,612
Daiwa House Industry Co., Ltd.	1,400	39,436
Hulic Co., Ltd.	200	1,915
Mitsubishi Estate Co., Ltd.	1,000	18,600
Mitsui Fudosan Co., Ltd.	1,000	24,983
Nomura Real Estate Holdings, Inc.	200	3,701
NTT Urban Development Corp.	100	980
Tokyo Tatemono Co., Ltd.	200	2,495
Tokyu Fudosan Holdings Corp.	600	4,078

		268,283

ROAD & RAIL — 3.8%
Central Japan Railway Co.	300	53,130
East Japan Railway Co.	1,000	86,418
Hankyu Hanshin Holdings, Inc.	8,000	51,106
Keikyu Corp.	2,000	17,616
Keio Corp.	2,000	17,581
Kintetsu Group Holdings Co., Ltd.	8,000	32,457
Nagoya Railroad Co., Ltd.	8,000	37,439
Nippon Express Co., Ltd.	6,000	27,332
Odakyu Electric Railway Co., Ltd.	2,000	21,798
Tobu Railway Co., Ltd.	8,000	39,931
Tokyu Corp.	4,000	33,560
West Japan Railway Co.	1,000	61,827

		480,195

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Rohm Co., Ltd.	100	4,217
Tokyo Electron, Ltd.	100	6,527

		10,744

SOFTWARE — 1.2%
GungHo Online Entertainment, Inc.	4,500	12,692
Konami Holdings Corp.	100	2,963
Nexon Co., Ltd.	200	3,415
Oracle Corp. Japan	1,400	78,722
Trend Micro, Inc.	1,400	51,319

		149,111

SPECIALTY RETAIL — 3.6%
ABC-Mart, Inc.	700	44,904
Fast Retailing Co., Ltd.	600	192,286
Hikari Tsushin, Inc.	100	7,625
Nitori Holdings Co., Ltd.	1,100	100,903
Sanrio Co., Ltd.	600	11,750
Shimamura Co., Ltd.	200	25,001
USS Co., Ltd.	3,400	54,390
Yamada Denki Co., Ltd.	4,200	19,880

		456,739

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Brother Industries, Ltd.	500	5,757
Canon, Inc.	3,700	110,445
FUJIFILM Holdings Corp.	1,600	63,362
Konica Minolta, Inc.	700	5,954
NEC Corp.	10,000	25,179
Ricoh Co., Ltd.	3,300	33,647

Seiko Epson Corp.	500	8,088

		252,432

TEXTILES,APPAREL & LUXURY GOODS — 0.2%
Asics Corp.	1,700	30,326

TOBACCO — 2.7%
Japan Tobacco, Inc.	8,000	333,823

TRADING COMPANIES & DISTRIBUTORS — 3.6%
ITOCHU Corp.	7,700	94,953
Marubeni Corp.	13,600	68,971
Mitsubishi Corp.	7,100	120,402
Mitsui & Co., Ltd.	8,900	102,545
Sumitomo Corp.	5,200	51,748
Toyota Tsusho Corp.	800	18,100

		456,719

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	1,000	9,422

WIRELESS TELECOMMUNICATION SERVICES — 4.2%
KDDI Corp.	12,900	345,010
NTT DOCOMO, Inc.	5,000	113,550
SoftBank Group Corp.	1,500	71,614

		530,174

TOTAL COMMON STOCKS (Cost $12,975,499)		12,432,192

SHORT-TERM INVESTMENTS — 0.0% (b)
UNITED STATES — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d) (Cost $1,399)	1,399	1,399

TOTAL INVESTMENTS — 99.0% (Cost $12,976,898)		12,433,591
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		121,597

NET ASSETS — 100.0%		$12,555,188

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$31,987	$—	$—	$31,987
Airlines	161,652	—	—	161,652
Auto Components	619,549	—	—	619,549
Automobiles	987,033	—	—	987,033
Banks	721,510	9,102	—	730,612
Beverages	165,816	—	—	165,816
Building Products	48,182	—	—	48,182
Capital Markets	46,708	—	—	46,708
Chemicals	365,350	—	—	365,350
Commercial Services & Supplies	178,127	—	—	178,127
Construction & Engineering	73,562	—	—	73,562
Construction Materials	18,435	—	—	18,435
Consumer Finance	7,362	—	—	7,362
Containers & Packaging	7,502	—	—	7,502
Diversified Consumer Services	20,179	—	—	20,179
Diversified Financial Services	138,591	—	—	138,591
Diversified Telecommunication Services	133,714	—	—	133,714
Electric Utilities	182,964	—	—	182,964
Electrical Equipment	55,499	—	—	55,499
Electronic Equipment, Instruments & Components	571,698	—	—	571,698
Food & Staples Retailing	203,673	—	—	203,673
Food Products	239,208	—	—	239,208
Gas Utilities	156,753	—	—	156,753
Health Care Equipment & Supplies	357,907	—	—	357,907
Health Care Providers & Services	63,621	—	—	63,621
Health Care Technology	78,110	—	—	78,110
Hotels, Restaurants & Leisure	217,625	—	—	217,625
Household Durables	213,902	—	—	213,902
Household Products	32,684	—	—	32,684
Independent Power Producers & Energy Traders	34,401	—	—	34,401
Industrial Conglomerates	34,674	—	—	34,674
Insurance	166,756	—	—	166,756
Internet & Catalog Retail	5,795	—	—	5,795
Internet Software & Services	114,445	—	—	114,445
IT Services	201,669	—	—	201,669
Leisure Equipment & Products	208,725	—	—	208,725
Machinery	512,874	—	—	512,874

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Marine	$21,665	$—	$—	$21,665
Media	26,264	—	—	26,264
Metals & Mining	113,219	—	—	113,219
Multiline Retail	73,497	—	—	73,497
Oil, Gas & Consumable Fuels	139,983	—	—	139,983
Paper & Forest Products	8,043	—	—	8,043
Personal Products	318,717	—	—	318,717
Pharmaceuticals	928,173	—	—	928,173
Professional Services	79,461	—	—	79,461
Real Estate Investment Trusts (REITs)	357,858	—	—	357,858
Real Estate Management & Development	268,283	—	—	268,283
Road & Rail	480,195	—	—	480,195
Semiconductors & Semiconductor Equipment	10,744	—	—	10,744
Software	149,111	—	—	149,111
Specialty Retail	456,739	—	—	456,739
Technology Hardware, Storage & Peripherals	252,432	—	—	252,432
Textiles, Apparel & Luxury Goods	30,326	—	—	30,326
Tobacco	333,823	—	—	333,823
Trading Companies & Distributors	456,719	—	—	456,719
Transportation Infrastructure	9,422	—	—	9,422
Wireless Telecommunication Services	530,174	—	—	530,174
Short-Term Investment	1,399	—	—	1,399

TOTAL INVESTMENTS	$12,424,489	$9,102	$—	$12,433,591

See accompanying notes to financial statements.

SPDR MSCI Mexico Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BANKS — 9.8%
Grupo Financiero Banorte SAB de CV Series O	18,903	$107,466
Grupo Financiero Inbursa SAB de CV Series O (a)	41,327	83,171
Grupo Financiero Santander Mexico SAB de CV Class B	24,853	45,463

		236,100

BEVERAGES — 15.2%
Arca Continental SAB de CV (a)	11,875	82,755
Coca-Cola Femsa SAB de CV Series L	8,665	72,585
Fomento Economico Mexicano SAB de CV	21,625	210,474

		365,814

CHEMICALS — 1.6%
Mexichem SAB de CV	15,897	39,265

CONSTRUCTION & ENGINEERING — 3.3%
Promotora y Operadora de Infraestructura SAB de CV	5,977	80,118

CONSTRUCTION MATERIALS — 3.6%
Cemex SAB de CV (a)	119,152	87,255

CONSUMER FINANCE — 2.2%
Gentera SAB de CV (a)	26,920	53,344

FOOD & STAPLES RETAILING — 9.8%
Grupo Comercial Chedraui SA de CV (a)	15,032	48,224
Wal-Mart de Mexico SAB de CV	78,518	187,845

		236,069

FOOD PRODUCTS — 7.4%
Gruma SAB de CV Class B	2,671	42,659
Grupo Bimbo SAB de CV Series A (a)	24,851	74,055
Grupo Lala SAB de CV	22,515	61,852

		178,566

HOUSEHOLD PRODUCTS — 2.7%
Kimberly-Clark de Mexico SAB de CV Class A	26,996	65,483

INDUSTRIAL CONGLOMERATES — 4.9%
Alfa SAB de CV Class A	26,939	54,530
Grupo Carso SAB de CV Series A1	13,287	62,466

		116,996

MEDIA — 5.0%
Grupo Televisa SAB Series CPO	21,429	118,975

METALS & MINING — 8.5%
Grupo Mexico SAB de CV Series B	63,757	154,949
Industrias Penoles SAB de CV	2,619	33,198
Minera Frisco SAB de CV (a)	24,195	15,939

		204,086

MULTILINE RETAIL — 2.6%
El Puerto de Liverpool SAB de CV Series C1	5,241	62,466

PHARMACEUTICALS — 0.7%
Genomma Lab Internacional SAB de CV Class B (a)	20,713	16,147

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Fibra Uno Administracion SA de CV (a)	30,348	71,117

TRANSPORTATION INFRASTRUCTURE — 7.1%
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	6,609	59,443
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	4,921	74,726
OHL Mexico SAB de CV (a)	22,271	35,529

		169,698

WIRELESS TELECOMMUNICATION SERVICES — 12.6%
America Movil SAB de CV Series L (a)	388,244	304,248

TOTAL COMMON STOCKS (Cost $2,991,611)		2,405,747

SHORT-TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $3,188)	3,188	3,188

TOTAL INVESTMENTS — 100.1% (Cost $2,994,799)		2,408,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,924)

NET ASSETS — 100.0%		$2,407,011

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$236,100	$—	$—	$236,100
Beverages	365,814	—	—	365,814
Chemicals	39,265	—	—	39,265

See accompanying notes to financial statements.

SPDR MSCI Mexico Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Construction & Engineering	$80,118	$—	$—	$80,118
Construction Materials	87,255	—	—	87,255
Consumer Finance	53,344	—	—	53,344
Food & Staples Retailing	236,069	—	—	236,069
Food Products	178,566	—	—	178,566
Household Products	65,483	—	—	65,483
Industrial Conglomerates	116,996	—	—	116,996
Media	118,975	—	—	118,975
Metals & Mining	204,086	—	—	204,086
Multiline Retail	62,466	—	—	62,466
Pharmaceuticals	16,147	—	—	16,147
Real Estate Investment Trusts (REITs)	71,117	—	—	71,117
Transportation Infrastructure	169,698	—	—	169,698
Wireless Telecommunication Services	304,248	—	—	304,248
Short-Term Investment	3,188	—	—	3,188

TOTAL INVESTMENTS	$2,408,935	$—	$—	$2,408,935

See accompanying notes to financial statements.

SPDR MSCI South Korea Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 0.6%
Korea Aerospace Industries, Ltd.	283	$16,135

AIR FREIGHT & LOGISTICS — 0.7%
Hyundai Glovis Co., Ltd.	116	19,120

AIRLINES — 0.1%
Korean Air Lines Co., Ltd. (a)	128	3,470

AUTO COMPONENTS — 5.4%
Hankook Tire Co., Ltd.	464	22,072
Hanon Systems	1,155	9,292
Hyundai Mobis Co., Ltd.	452	98,416
Hyundai Wia Corp.	101	9,273

		139,053

AUTOMOBILES — 8.5%
Hyundai Motor Co.	796	106,147
Hyundai Motor Co. Preference Shares (b)	170	15,460
Hyundai Motor Co. Preference Shares (b)	197	18,260
Kia Motors Corp.	1,894	79,993

		219,860

BANKS — 6.0%
BNK Financial Group, Inc.	846	7,176
DGB Financial Group, Inc.	523	4,070
Hana Financial Group, Inc.	1,316	28,539
Industrial Bank of Korea	1,532	16,410
KB Financial Group, Inc.	1,402	39,047
Shinhan Financial Group Co., Ltd.	1,347	47,703
Woori Bank	1,643	13,591

		156,536

BEVERAGES — 0.1%
Lotte Chilsung Beverage Co., Ltd.	1	1,591

BUILDING PRODUCTS — 0.2%
KCC Corp.	12	4,365

CAPITAL MARKETS — 0.3%
Daewoo Securities Co., Ltd.	118	853
Korea Investment Holdings Co., Ltd.	29	1,115
Mirae Asset Securities Co., Ltd.	75	1,531
NH Investment & Securities Co., Ltd.	111	964
Samsung Securities Co., Ltd.	66	2,306

		6,769

CHEMICALS — 3.1%
Hanwha Chemical Corp.	120	2,618
Hanwha Corp.	171	5,308
Hyosung Corp.	35	4,407
Kumho Petrochemical Co., Ltd.	23	1,171
LG Chem, Ltd.	171	48,970
LG Chem, Ltd. Preference Shares	61	12,108
Lotte Chemical Corp.	16	4,778
OCI Co., Ltd. (a)	18	1,669

		81,029

COMMERCIAL SERVICES & SUPPLIES — 1.0%
KEPCO Plant Service & Engineering Co., Ltd.	220	12,331
S-1 Corp.	179	13,837

		26,168

CONSTRUCTION & ENGINEERING — 0.5%
Daelim Industrial Co., Ltd.	36	2,862

Daewoo Engineering & Construction Co., Ltd. (a)	83	456
GS Engineering & Construction Corp. (a)	106	2,530
Hyundai Development Co-Engineering & Construction	23	924
Hyundai Engineering & Construction Co., Ltd.	196	7,224

		13,996

CONSUMER FINANCE — 0.2%
Samsung Card Co., Ltd.	184	6,058

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
KT Corp.	721	18,788
LG Uplus Corp.	1,000	9,662

		28,450

ELECTRIC UTILITIES — 2.3%
Korea Electric Power Corp.	1,112	58,537

ELECTRICAL EQUIPMENT — 0.1%
Doosan Heavy Industries & Construction Co., Ltd.	141	2,663

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
LG Display Co., Ltd.	1,764	41,030
LG Innotek Co., Ltd.	116	8,044
Samsung Electro-Mechanics Co., Ltd.	371	19,075
Samsung SDI Co., Ltd.	223	19,305

		87,454

FOOD & STAPLES RETAILING — 1.3%
BGF retail Co., Ltd.	70	10,038
Dongsuh Cos., Inc.	183	5,145
E-MART, Inc.	92	14,119
GS Retail Co., Ltd.	100	4,123

		33,425

FOOD PRODUCTS — 1.3%
CJ CheilJedang Corp.	37	11,243
Lotte Confectionery Co., Ltd.	2	4,491
Orion Corp.	19	15,185
Ottogi Corp.	4	3,173

		34,092

GAS UTILITIES — 0.4%
Korea Gas Corp.	343	11,502

HOTELS, RESTAURANTS & LEISURE — 1.6%
Kangwon Land, Inc.	1,103	39,448
Paradise Co., Ltd.	164	2,079

		41,527

HOUSEHOLD DURABLES — 2.5%
Coway Co., Ltd.	360	30,378
Hanssem Co., Ltd.	60	11,726
LG Electronics, Inc.	428	23,054

		65,158

HOUSEHOLD PRODUCTS — 1.8%
LG Household & Health Care, Ltd.	58	47,928

INDUSTRIAL CONGLOMERATES — 2.5%
CJ Corp.	21	3,590
Doosan Corp.	21	1,623
LG Corp.	568	34,022

See accompanying notes to financial statements.

SPDR MSCI South Korea Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Samsung C&T Corp.	89	$11,129
SK Holdings Co., Ltd.	77	15,015

		65,379

INSURANCE — 7.0%
Dongbu Insurance Co., Ltd.	493	32,720
Hanwha Life Insurance Co., Ltd.	2,675	15,672
Hyundai Marine & Fire Insurance Co., Ltd.	766	22,238
Samsung Fire & Marine Insurance Co., Ltd.	249	64,231
Samsung Life Insurance Co., Ltd.	448	46,030

		180,891

INTERNET SOFTWARE & SERVICES — 4.7%
Kakao Corp.	254	22,033
NAVER Corp.	178	99,148

		121,181

IT SERVICES — 1.1%
Samsung SDS Co., Ltd.	180	27,545

MACHINERY — 0.7%
Hyundai Heavy Industries Co., Ltd. (a)	148	13,783
Samsung Heavy Industries Co., Ltd. (a)	525	5,073

		18,856

MEDIA — 0.4%
Cheil Worldwide, Inc.	612	9,097
CJ E&M Corp.	10	558

		9,655

METALS & MINING — 3.4%
Hyundai Steel Co.	184	8,930
Korea Zinc Co., Ltd.	49	20,631
POSCO	300	57,581

		87,142

MULTILINE RETAIL — 1.2%
Hyundai Department Store Co., Ltd.	106	12,745
Lotte Shopping Co., Ltd.	77	16,900
Shinsegae Co., Ltd.	8	1,420

		31,065

OIL, GAS & CONSUMABLE FUELS — 2.1%
GS Holdings Corp.	253	13,052
S-Oil Corp.	130	11,129
SK Innovation Co., Ltd.	203	30,532

		54,713

PERSONAL PRODUCTS — 3.3%
Amorepacific Corp.	159	53,737
Amorepacific Corp. Preference Shares	60	11,569
AMOREPACIFIC Group	150	19,215

		84,521

PHARMACEUTICALS — 0.8%
Celltrion, Inc. (a)	21	2,016
Hanmi Pharm Co., Ltd.	2	1,223
Hanmi Science Co., Ltd.	10	1,303
Yuhan Corp.	65	15,943

		20,485

ROAD & RAIL — 0.2%
CJ Korea Express Corp. (a)	39	6,479

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
SK Hynix, Inc.	1,676	41,255

SOFTWARE — 1.3%
NCSoft Corp.	152	33,694

SPECIALTY RETAIL — 0.0% (c)
Hotel Shilla Co., Ltd.	12	698

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 20.7%
Samsung Electronics Co., Ltd.	396	454,313
Samsung Electronics Co., Ltd. Preference Shares	86	83,247

		537,560

TOBACCO — 2.9%
KT&G Corp.	774	74,449

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Posco Daewoo Corp.	129	2,436
SK Networks Co., Ltd.	514	2,877

		5,313

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
SK Telecom Co., Ltd.	297	54,149

TOTAL COMMON STOCKS (Cost $2,927,311)		2,559,916

SHORT-TERM INVESTMENTS — 0.1%
UNITED STATES — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e) (Cost $1,975)	1,975	1,975

TOTAL INVESTMENTS — 98.8% (Cost $2,929,286)		2,561,891
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		32,180

NET ASSETS — 100.0%		$2,594,071

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying notes to financial statements.

SPDR MSCI South Korea Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$16,135	$—	$—	$16,135
Air Freight & Logistics	19,120	—	—	19,120
Airlines	3,470	—	—	3,470
Auto Components	139,053	—	—	139,053
Automobiles	219,860	—	—	219,860
Banks	156,536	—	—	156,536
Beverages	1,591	—	—	1,591
Building Products	4,365	—	—	4,365
Capital Markets	6,769	—	—	6,769
Chemicals	81,029	—	—	81,029
Commercial Services & Supplies	26,168	—	—	26,168
Construction & Engineering	13,996	—	—	13,996
Consumer Finance	6,058	—	—	6,058
Diversified Telecommunication Services	28,450	—	—	28,450
Electric Utilities	58,537	—	—	58,537
Electrical Equipment	2,663	—	—	2,663
Electronic Equipment, Instruments & Components	87,454	—	—	87,454
Food & Staples Retailing	33,425	—	—	33,425
Food Products	34,092	—	—	34,092
Gas Utilities	11,502	—	—	11,502
Hotels, Restaurants & Leisure	41,527	—	—	41,527
Household Durables	65,158	—	—	65,158
Household Products	47,928	—	—	47,928
Industrial Conglomerates	65,379	—	—	65,379
Insurance	180,891	—	—	180,891
Internet Software & Services	121,181	—	—	121,181
IT Services	27,545	—	—	27,545
Machinery	18,856	—	—	18,856
Media	9,655	—	—	9,655
Metals & Mining	87,142	—	—	87,142
Multiline Retail	31,065	—	—	31,065
Oil, Gas & Consumable Fuels	54,713	—	—	54,713
Personal Products	84,521	—	—	84,521
Pharmaceuticals	20,485	—	—	20,485
Road & Rail	6,479	—	—	6,479
Semiconductors & Semiconductor Equipment	41,255	—	—	41,255
Software	33,694	—	—	33,694

See accompanying notes to financial statements.

SPDR MSCI South Korea Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Specialty Retail	$698	$—	$—	$698
Technology Hardware, Storage & Peripherals	537,560	—	—	537,560
Tobacco	74,449	—	—	74,449
Trading Companies & Distributors	5,313	—	—	5,313
Wireless Telecommunication Services	54,149	—	—	54,149
Short-Term Investment	1,975	—	—	1,975

TOTAL INVESTMENTS	$2,561,891	$—	$—	$2,561,891

See accompanying notes to financial statements.

SPDR MSCI Spain Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIRLINES — 1.7%
International Consolidated Airlines Group SA	4,469	$35,700

BANKS — 25.6%
Banco Bilbao Vizcaya Argentaria SA	20,482	136,354
Banco de Sabadell SA	23,326	42,051
Banco Popular Espanol SA	9,109	23,740
Banco Santander SA	55,708	245,930
Bankia SA	18,051	17,073
Bankinter SA	4,764	33,713
CaixaBank SA	10,710	31,695

		530,556

BIOTECHNOLOGY — 2.2%
Grifols SA	1,998	44,557

CONSTRUCTION & ENGINEERING — 6.4%
ACS Actividades de Construccion y Servicios SA	1,834	54,735
Ferrovial SA (a)	3,591	77,280

		132,015

DIVERSIFIED TELECOMMUNICATION SERVICES — 9.4%
Telefonica SA	17,332	194,584

ELECTRIC UTILITIES — 16.1%
Endesa SA	4,106	78,935
Iberdrola SA	26,083	174,206
Red Electrica Corp. SA	931	80,948

		334,089

FOOD & STAPLES RETAILING — 1.9%
Distribuidora Internacional de Alimentacion SA	7,743	40,288

GAS UTILITIES — 7.0%
Enagas SA (a)	2,723	81,966
Gas Natural SDG SA	3,143	63,645

		145,611

INSURANCE — 3.2%
Grupo Catalana Occidente SA	1,246	35,426
Mapfre SA	13,990	30,274

		65,700

IT SERVICES — 4.5%
Amadeus IT Holding SA Class A (a)	2,192	94,146

MACHINERY — 2.4%
Zardoya Otis SA	4,222	49,218

MEDIA — 1.5%
Mediaset Espana Comunicacion SA	2,775	31,955

OIL, GAS & CONSUMABLE FUELS — 4.4%
Repsol SA	8,134	91,953

SPECIALTY RETAIL — 7.7%
Industria de Diseno Textil SA	4,724	159,155

TRANSPORTATION INFRASTRUCTURE — 5.8%
Abertis Infraestructuras SA	4,880	80,357
Aena SA (a) (b)	305	39,431

		119,788

TOTAL COMMON STOCKS (Cost $2,986,137)		2,069,315

SHORT-TERM INVESTMENTS — 0.1%
UNITED STATES — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d) (Cost $1,836)	1,836	1,836

TOTAL INVESTMENTS — 99.9% (Cost $2,987,973)		2,071,151
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,510

NET ASSETS — 100.0%		$2,072,661

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.9% of net assets as of March 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$35,700	$—	$—	$35,700
Banks	530,556	—	—	530,556
Biotechnology	44,557	—	—	44,557
Construction & Engineering	132,015	—	—	132,015
Diversified Telecommunication Services	194,584	—	—	194,584
Electric Utilities	334,089	—	—	334,089

See accompanying notes to financial statements.

SPDR MSCI Spain Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food & Staples Retailing	$40,288	$—	$—	$40,288
Gas Utilities	145,611	—	—	145,611
Insurance	65,700	—	—	65,700
IT Services	94,146	—	—	94,146
Machinery	49,218	—	—	49,218
Media	31,955	—	—	31,955
Oil, Gas & Consumable Fuels	91,953	—	—	91,953
Specialty Retail	159,155	—	—	159,155
Transportation Infrastructure	119,788	—	—	119,788
Short-Term Investment	1,836	—	—	1,836

TOTAL INVESTMENTS	$2,071,151	$—	$—	$2,071,151

See accompanying notes to financial statements.

SPDR MSCI Taiwan Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIRLINES — 0.2%
China Airlines, Ltd. (a)	15,000	$5,360
Eva Airways Corp. (a)	13,240	7,405

		12,765

AUTO COMPONENTS — 0.3%
Cheng Shin Rubber Industry Co., Ltd. (a)	9,000	18,093

AUTOMOBILES — 0.1%
Yulon Motor Co., Ltd. (a)	6,000	5,826

BANKS — 10.5%
Chang Hwa Commercial Bank, Ltd.	88,810	45,531
China Development Financial Holding Corp. (a)	103,000	27,523
CTBC Financial Holding Co., Ltd.	127,367	67,277
E.Sun Financial Holding Co., Ltd. (a)	65,259	36,498
First Financial Holding Co., Ltd.	165,633	81,828
Hua Nan Financial Holdings Co., Ltd.	144,246	71,711
Mega Financial Holding Co., Ltd. (a)	121,579	86,508
SinoPac Financial Holdings Co., Ltd. (a)	94,084	29,087
Taishin Financial Holding Co., Ltd.	55,000	19,396
Taiwan Business Bank (a)	38,628	10,238
Taiwan Cooperative Financial Holding Co., Ltd. (a)	169,034	75,630

		551,227

CAPITAL MARKETS — 0.4%
Yuanta Financial Holding Co., Ltd.	51,311	18,334

CHEMICALS — 3.1%
Formosa Chemicals & Fibre Corp. (a)	19,000	47,346
Formosa Plastics Corp. (a)	26,000	64,467
Nan Ya Plastics Corp. (a)	21,000	44,109
Taiwan Fertilizer Co., Ltd. (a)	3,000	4,535

		160,457

CONSTRUCTION MATERIALS — 1.0%
Asia Cement Corp. (a)	33,000	30,145
Taiwan Cement Corp. (a)	25,000	24,469

		54,614

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Chailease Holding Co., Ltd. (a)	3,120	5,438
Fubon Financial Holding Co., Ltd.	33,000	42,040

		47,478

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
Asia Pacific Telecom Co., Ltd. (a)	12,000	4,120
Chunghwa Telecom Co., Ltd. (a)	86,000	292,599

		296,719

ELECTRICAL EQUIPMENT — 0.1%
Teco Electric and Machinery Co., Ltd. (a)	9,000	7,341

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 16.9%
AU Optronics Corp. (a)	130,000	39,060
Delta Electronics, Inc. (a)	42,205	186,214
Hon Hai Precision Industry Co., Ltd.	117,000	308,277
Innolux Corp.	150,000	52,433
Largan Precision Co., Ltd.	2,000	155,046
Simplo Technology Co., Ltd. (a)	9,000	32,299
Synnex Technology International Corp. (a)	42,000	43,261

WPG Holdings, Ltd.	50,000	53,287
Zhen Ding Technology Holding, Ltd. (a)	7,000	15,660

		885,537

FOOD & STAPLES RETAILING — 2.5%
President Chain Store Corp. (a)	18,000	131,152

FOOD PRODUCTS — 1.7%
Standard Foods Corp.	7,600	18,844
Uni-President Enterprises Corp. (a)	38,440	67,483

		86,327

INDUSTRIAL CONGLOMERATES — 0.4%
Far Eastern New Century Corp. (a)	26,520	21,672

INSURANCE — 1.7%
Cathay Financial Holding Co., Ltd.	55,000	65,879
China Life Insurance Co., Ltd. (a)	15,800	12,150
Shin Kong Financial Holding Co., Ltd. (a)	49,376	9,911

		87,940

LEISURE EQUIPMENT & PRODUCTS — 0.8%
Giant Manufacturing Co., Ltd. (a)	4,000	23,117
Merida Industry Co., Ltd.	4,000	17,711

		40,828

MACHINERY — 0.1%
Hiwin Technologies Corp. (a)	1,030	4,560

MARINE — 0.1%
Evergreen Marine Corp. Taiwan, Ltd.	7,070	2,625

METALS & MINING — 1.2%
China Steel Corp. (a)	87,000	60,552

OIL, GAS & CONSUMABLE FUELS — 0.9%
Formosa Petrochemical Corp. (a)	17,000	48,860

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Highwealth Construction Corp. (a)	3,900	5,695
Ruentex Development Co., Ltd. (a)	16,402	20,768

		26,463

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 28.4%
Advanced Semiconductor Engineering, Inc.	54,000	62,835
Hermes Microvision, Inc. (a)	1,000	28,586
Inotera Memories, Inc. (a)	53,000	48,004
MediaTek, Inc.	26,000	199,540
Novatek Microelectronics Corp.	15,000	60,356
Phison Electronics Corp. (a)	4,000	32,563
Powertech Technology, Inc. (a)	9,000	20,414
Radiant Opto-Electronics Corp.	4,000	7,755
Realtek Semiconductor Corp.	2,000	5,500
Siliconware Precision Industries Co., Ltd. (a)	21,000	33,930
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	171,000	860,738
Transcend Information, Inc. (a)	7,000	21,641
United Microelectronics Corp. (a)	157,000	64,880
Vanguard International Semiconductor Corp. (a)	24,000	37,509

		1,484,251

SPECIALTY RETAIL — 0.2%
Hotai Motor Co., Ltd.	1,000	10,999

See accompanying notes to financial statements.

SPDR MSCI Taiwan Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 15.3%
Acer, Inc. (a)	56,612	$21,724
Advantech Co., Ltd. (a)	11,000	80,832
Asustek Computer, Inc. (a)	10,000	89,796
Casetek Holdings, Ltd.	3,000	16,312
Catcher Technology Co., Ltd.	14,000	114,840
Chicony Electronics Co., Ltd. (a)	31,115	80,050
Compal Electronics, Inc.	70,000	43,935
Foxconn Technology Co., Ltd.	22,220	49,847
HTC Corp.	6,000	17,189
Inventec Corp.	44,000	27,889
Lite-On Technology Corp. (a)	49,235	60,121
Pegatron Corp. (a)	26,000	60,670
Quanta Computer, Inc.	58,000	101,280
Wistron Corp. (a)	60,721	37,545

		802,030

TEXTILES, APPAREL & LUXURY GOODS — 2.5%
Eclat Textile Co., Ltd. (a)	4,091	53,832
Feng TAY Enterprise Co., Ltd. (a)	7,150	37,989
Formosa Taffeta Co., Ltd. (a)	5,000	4,886
Pou Chen Corp. (a)	12,000	15,287
Ruentex Industries, Ltd. (a)	11,000	18,115

		130,109

WIRELESS TELECOMMUNICATION SERVICES — 4.4%
Far EasTone Telecommunications Co., Ltd.	40,000	89,610
Taiwan Mobile Co., Ltd.	43,000	139,619

		229,229

TOTAL COMMON STOCKS (Cost $5,857,780)		5,225,988

SHORT-TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $9,982)	9,982	9,982

TOTAL INVESTMENTS — 100.1% (Cost $5,867,762)		5,235,970
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,534)

NET ASSETS — 100.0%		$5,232,436

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$12,765	$—	$—	$12,765
Auto Components	18,093	—	—	18,093
Automobiles	5,826	—	—	5,826
Banks	551,227	—	—	551,227
Capital Markets	18,334	—	—	18,334
Chemicals	160,457	—	—	160,457
Construction Materials	54,614	—	—	54,614
Diversified Financial Services	47,478	—	—	47,478
Diversified Telecommunication Services	296,719	—	—	296,719
Electrical Equipment	7,341	—	—	7,341
Electronic Equipment, Instruments & Components	885,537	—	—	885,537
Food & Staples Retailing	131,152	—	—	131,152
Food Products	86,327	—	—	86,327
Industrial Conglomerates	21,672		—	21,672
Insurance	87,940	—	—	87,940
Leisure Equipment & Products	40,828	—	—	40,828
Machinery	4,560	—	—	4,560

See accompanying notes to financial statements.

SPDR MSCI Taiwan Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Marine	$2,625	$—	$—	$2,625
Metals & Mining	60,552	—	—	60,552
Oil, Gas & Consumable Fuels	48,860	—	—	48,860
Real Estate Management & Development	26,463	—	—	26,463
Semiconductors & Semiconductor Equipment	1,484,251	—	—	1,484,251
Specialty Retail	10,999	—	—	10,999
Technology Hardware, Storage & Peripherals	802,030	—	—	802,030
Textiles, Apparel & Luxury Goods	130,109	—	—	130,109
Wireless Telecommunication Services	229,229	—	—	229,229
Short-Term Investment	9,982	—	—	9,982

TOTAL INVESTMENTS	$5,235,970	$—	$—	$5,235,970

See accompanying notes to financial statements.

SPDR MSCI United Kingdom Quality Mix ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 4.2%
BAE Systems PLC	8,129	$59,471
Cobham PLC	332	1,036
Meggitt PLC	1,294	7,562
Rolls-Royce Holdings PLC (a)	3,579	35,083

		103,152

AIR FREIGHT & LOGISTICS — 0.7%
Royal Mail PLC	2,357	16,285

AIRLINES — 0.6%
easyJet PLC	643	14,038

AUTO COMPONENTS — 0.6%
GKN PLC	3,430	14,238

BANKS — 7.0%
Barclays PLC	10,404	22,430
HSBC Holdings PLC	15,246	95,081
Lloyds Banking Group PLC	32,223	31,503
Royal Bank of Scotland Group PLC (a)	1,312	4,200
Standard Chartered PLC	2,772	18,827

		172,041

BEVERAGES — 4.0%
Coca-Cola HBC AG (a)	86	1,829
Diageo PLC	1,482	40,078
SABMiller PLC	915	55,972

		97,879

CAPITAL MARKETS — 1.6%
3i Group PLC	487	3,195
Aberdeen Asset Management PLC	1,807	7,204
Hargreaves Lansdown PLC	699	13,503
ICAP PLC	882	6,019
Investec PLC	215	1,584
Schroders PLC	211	8,137

		39,642

CHEMICALS — 1.0%
Croda International PLC	256	11,182
Johnson Matthey PLC	336	13,252

		24,434

COMMERCIAL SERVICES & SUPPLIES — 0.9%
Aggreko PLC	445	6,888
Babcock International Group PLC	390	5,322
G4S PLC	3,587	9,827

		22,037

CONSUMER FINANCE — 0.0% (b)
Provident Financial PLC	14	597

CONTAINERS & PACKAGING — 0.3%
Rexam PLC	751	6,843

DIVERSIFIED FINANCIAL SERVICES — 0.1%
London Stock Exchange Group PLC	44	1,783

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
BT Group PLC	10,697	67,726
Inmarsat PLC	882	12,481

		80,207

ELECTRIC UTILITIES — 1.1%
SSE PLC	1,300	27,878

ENERGY EQUIPMENT & SERVICES — 0.1%
Petrofac, Ltd.	128	1,694

FOOD & STAPLES RETAILING — 1.6%
J Sainsbury PLC	2,345	9,312
Tesco PLC (a)	6,813	18,782
Wm Morrison Supermarkets PLC	3,625	10,353

		38,447

FOOD PRODUCTS — 2.0%
Associated British Foods PLC	783	37,690
Tate & Lyle PLC	1,274	10,584

		48,274

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Smith & Nephew PLC	2,316	38,214

HEALTH CARE PROVIDERS & SERVICES — 0.0% (b)
Mediclinic International PLC	45	580

HOTELS, RESTAURANTS & LEISURE — 5.1%
Carnival PLC	35	1,887
Compass Group PLC	4,066	71,765
InterContinental Hotels Group PLC	26	1,073
Merlin Entertainments PLC (c)	1,534	10,219
TUI AG	617	9,569
Whitbread PLC	365	20,775
William Hill PLC	2,000	9,400

		124,688

HOUSEHOLD DURABLES — 0.9%
Barratt Developments PLC	247	1,990
Berkeley Group Holdings PLC	31	1,434
Persimmon PLC	567	16,991
Taylor Wimpey PLC	514	1,406

		21,821

HOUSEHOLD PRODUCTS — 3.3%
Reckitt Benckiser Group PLC	849	82,124

INDUSTRIAL CONGLOMERATES — 0.4%
Smiths Group PLC	654	10,114

INSURANCE — 4.3%
Admiral Group PLC	1,116	31,808
Aviva PLC	2,997	19,647
Direct Line Insurance Group PLC	2,667	14,191
Legal & General Group PLC	3,919	13,248
Old Mutual PLC	1,489	4,132
Prudential PLC	848	15,857
RSA Insurance Group PLC	436	2,981
St James’s Place PLC	50	660
Standard Life PLC	581	2,974

		105,498

INTERNET SOFTWARE & SERVICES — 0.1%
Auto Trader Group PLC (c)	239	1,340

MACHINERY — 0.4%
IMI PLC	644	8,817
Weir Group PLC	94	1,497

		10,314

MEDIA — 5.5%
ITV PLC	10,482	36,339
Pearson PLC	417	5,244

See accompanying notes to financial statements.

SPDR MSCI United Kingdom Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

RELX PLC	3,645	$67,792
Sky PLC	979	14,409
WPP PLC	482	11,272

		135,056

METALS & MINING — 4.9%
Anglo American PLC	1,859	14,752
Antofagasta PLC	164	1,106
BHP Billiton PLC	1,154	12,984
Fresnillo PLC	559	7,653
Glencore PLC	19,819	44,808
Randgold Resources, Ltd.	232	21,241
Rio Tinto PLC	636	17,876

		120,420

MULTI-UTILITIES — 2.8%
Centrica PLC	5,418	17,732
National Grid PLC	3,520	49,945

		67,677

MULTILINE RETAIL — 1.6%
Marks & Spencer Group PLC	1,280	7,473
Next PLC	402	31,201

		38,674

OIL, GAS & CONSUMABLE FUELS — 10.4%
BP PLC	19,216	96,709
Royal Dutch Shell PLC Class A	3,948	95,558
Royal Dutch Shell PLC Class B	2,523	61,647

		253,914

PAPER & FOREST PRODUCTS — 0.1%
Mondi PLC	90	1,728

PERSONAL PRODUCTS — 3.5%
Unilever PLC	1,895	85,864

PHARMACEUTICALS — 6.4%
AstraZeneca PLC	1,217	68,262
GlaxoSmithKline PLC	2,340	47,489
Shire PLC	744	42,336

		158,087

PROFESSIONAL SERVICES — 1.9%
Capita PLC	1,682	25,191
Experian PLC	468	8,374
Intertek Group PLC	283	12,882

		46,447

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
British Land Co. PLC	1,219	12,273
Hammerson PLC	1,373	11,416
Intu Properties PLC	1,614	7,261
Land Securities Group PLC	1,110	17,566
Segro PLC	464	2,736

		51,252

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
ARM Holdings PLC	2,251	32,807

SOFTWARE — 0.9%
Sage Group PLC	2,570	23,234

SPECIALTY RETAIL — 0.9%
Dixons Carphone PLC	869	5,325

Kingfisher PLC	2,690	14,564
Sports Direct International PLC (a)	638	3,467

		23,356

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Burberry Group PLC	851	16,696

TOBACCO — 4.9%
British American Tobacco PLC	1,548	91,000
Imperial Brands PLC	532	29,538

		120,538

TRADING COMPANIES & DISTRIBUTORS — 2.8%
Ashtead Group PLC	85	1,055
Bunzl PLC	1,145	33,293
Travis Perkins PLC	405	10,635
Wolseley PLC	426	24,118

		69,101

WATER UTILITIES — 0.8%
Severn Trent PLC	338	10,557
United Utilities Group PLC	618	8,198

		18,755

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Vodafone Group PLC	16,436	52,255

TOTAL COMMON STOCKS (Cost $2,931,768)		2,420,023

SHORT-TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e) (Cost $2,040)	2,040	2,040

TOTAL INVESTMENTS — 98.9% (Cost $2,933,808)		2,422,063
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		26,718

NET ASSETS — 100.0%		$2,448,781

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying notes to financial statements.

SPDR MSCI United Kingdom Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$103,152	$—	$—	$103,152
Air Freight & Logistics	16,285	—	—	16,285
Airlines	14,038	—	—	14,038
Auto Components	14,238	—	—	14,238
Banks	172,041	—	—	172,041
Beverages	97,879	—	—	97,879
Capital Markets	39,642	—	—	39,642
Chemicals	24,434	—	—	24,434
Commercial Services & Supplies	22,037	—	—	22,037
Consumer Finance	597	—	—	597
Containers & Packaging	6,843	—	—	6,843
Diversified Financial Services	1,783	—	—	1,783
Diversified Telecommunication Services	80,207	—	—	80,207
Electric Utilities	27,878	—	—	27,878
Energy Equipment & Services	1,694	—	—	1,694
Food & Staples Retailing	38,447	—	—	38,447
Food Products	48,274	—	—	48,274
Health Care Equipment & Supplies	38,214	—	—	38,214
Health Care Providers & Services	580	—	—	580
Hotels, Restaurants & Leisure	124,688	—	—	124,688
Household Durables	21,821	—	—	21,821
Household Products	82,124	—	—	82,124
Industrial Conglomerates	10,114	—	—	10,114
Insurance	105,498	—	—	105,498
Internet Software & Services	1,340	—	—	1,340
Machinery	10,314	—	—	10,314
Media	135,056	—	—	135,056
Metals & Mining	120,420	—	—	120,420
Multi-Utilities	67,677	—	—	67,677
Multiline Retail	38,674	—	—	38,674
Oil, Gas & Consumable Fuels	253,914	—	—	253,914
Paper & Forest Products	1,728	—	—	1,728
Personal Products	85,864	—	—	85,864
Pharmaceuticals	158,087	—	—	158,087
Professional Services	46,447	—	—	46,447
Real Estate Investment Trusts (REITs)	51,252	—	—	51,252
Semiconductors & Semiconductor Equipment	32,807	—	—	32,807

See accompanying notes to financial statements.

SPDR MSCI United Kingdom Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Software	$23,234	$—	$—	$23,234
Specialty Retail	23,356	—	—	23,356
Textiles, Apparel & Luxury Goods	16,696	—	—	16,696
Tobacco	120,538	—	—	120,538
Trading Companies & Distributors	69,101	—	—	69,101
Water Utilities	18,755	—	—	18,755
Wireless Telecommunication Services	52,255	—	—	52,255
Short-Term Investment	2,040	—	—	2,040

TOTAL INVESTMENTS	$2,422,063	$—	$—	$2,422,063

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd. (a)	3,580	$71,571

AIRLINES — 0.6%
ANA Holdings, Inc.	15,000	42,319
Japan Airlines Co., Ltd.	3,000	110,023

		152,342

AUTO COMPONENTS — 3.3%
Aisin Seiki Co., Ltd. (a)	1,768	66,696
Bridgestone Corp.	5,703	213,365
Daido Metal Co., Ltd.	1,300	10,063
Denso Corp.	3,947	158,870
FCC Co., Ltd. (a)	1,484	25,113
Futaba Industrial Co., Ltd. (a)	608	2,429
Keihin Corp. (a)	856	12,802
NGK Spark Plug Co., Ltd.	1,160	22,231
NHK Spring Co., Ltd.	540	5,174
Nifco, Inc. (a)	1,328	63,922
Nissin Kogyo Co., Ltd. (a)	916	12,355
NOK Corp.	1,516	25,924
Showa Corp.	1,812	15,832
Stanley Electric Co., Ltd.	944	21,375
Sumitomo Electric Industries, Ltd.	5,687	69,269
Sumitomo Rubber Industries, Ltd.	2,708	41,899
Tokai Rika Co., Ltd.	20	377
Toyo Tire & Rubber Co., Ltd.	1,400	20,926
Toyota Industries Corp.	1,772	79,775

		868,397

AUTOMOBILES — 7.5%
Daihatsu Motor Co., Ltd. (a)	464	6,548
Fuji Heavy Industries, Ltd.	5,347	189,104
Honda Motor Co., Ltd.	14,074	386,426
Isuzu Motors, Ltd.	6,500	67,201
Mazda Motor Corp.	4,800	74,587
Mitsubishi Motors Corp. (a)	3,900	29,251
Nissan Motor Co., Ltd.	20,262	187,756
Suzuki Motor Corp.	3,292	88,191
Toyota Motor Corp.	17,277	914,922
Yamaha Motor Co., Ltd.	1,816	30,246

		1,974,232

BANKS — 6.9%
77 Bank, Ltd.	5,803	20,549
Awa Bank, Ltd. (a)	5,731	27,789
Bank of Kyoto, Ltd.	2,916	19,043
Bank of Yokohama, Ltd. (a) (b)	11,947	54,370
Chiba Bank, Ltd.	9,063	45,236
Chugoku Bank, Ltd. (a)	2,504	26,110
Fukuoka Financial Group, Inc.	9,000	29,387
Hachijuni Bank, Ltd.	8,719	37,624
Hiroshima Bank, Ltd. (a)	8,811	32,220
Hokuhoku Financial Group, Inc. (a)	14,658	19,301
Hyakugo Bank, Ltd.	6,147	23,080
Iyo Bank, Ltd. (a)	2,380	15,606
Joyo Bank, Ltd.	6,155	21,138
Juroku Bank, Ltd.	8,883	26,555
Mitsubishi UFJ Financial Group, Inc.	107,600	499,252
Mizuho Financial Group, Inc. (a)	206,900	309,443

Musashino Bank, Ltd.	620	15,639
Nanto Bank, Ltd.	3,391	9,232
Nishi-Nippon City Bank, Ltd.	11,799	20,891
Resona Holdings, Inc.	14,300	51,096
Shinsei Bank, Ltd. (a)	14,726	19,260
Shizuoka Bank, Ltd.	3,363	24,296
Sumitomo Mitsui Financial Group, Inc.	10,900	330,894
Sumitomo Mitsui Trust Holdings, Inc.	29,981	87,920
Suruga Bank, Ltd.	496	8,729
Yamaguchi Financial Group, Inc. (a)	3,076	27,997

		1,802,657

BEVERAGES — 1.5%
Asahi Group Holdings, Ltd.	3,884	121,191
Ito En, Ltd. (a)	2,056	65,030
Kirin Holdings Co., Ltd.	9,207	129,264
Suntory Beverage & Food, Ltd.	1,400	63,152
Takara Holdings, Inc. (a)	3,479	28,694

		407,331

BIOTECHNOLOGY — 0.0% (c)
Takara Bio, Inc.	500	6,611

BUILDING PRODUCTS — 1.3%
Aica Kogyo Co., Ltd.	384	8,076
Asahi Glass Co., Ltd. (a)	9,299	50,965
Daikin Industries, Ltd.	2,132	159,566
LIXIL Group Corp.	2,672	54,560
Nippon Sheet Glass Co., Ltd. (a) (b)	9,000	6,406
TOTO, Ltd. (a)	2,200	68,704

		348,277

CAPITAL MARKETS — 1.1%
Daiwa Securities Group, Inc. (a)	12,482	76,883
Jafco Co., Ltd. (a)	312	9,605
Nomura Holdings, Inc.	27,676	123,834
Okasan Securities Group, Inc. (a)	3,107	16,254
SBI Holdings, Inc.	2,358	23,980
Tokai Tokyo Financial Holdings, Inc. (a)	5,967	32,756

		283,312

CHEMICALS — 4.0%
Asahi Kasei Corp.	8,859	59,974
Daicel Corp.	3,055	41,804
DIC Corp.	9,391	22,476
Hitachi Chemical Co., Ltd. (a)	1,476	26,593
JSR Corp.	2,060	29,655
Kaneka Corp.	3,224	27,652
Kansai Paint Co., Ltd. (a)	3,092	49,738
Kuraray Co., Ltd.	4,471	54,736
Mitsubishi Chemical Holdings Corp.	9,123	47,687
Mitsubishi Gas Chemical Co., Inc.	3,268	17,620
Mitsui Chemicals, Inc.	8,843	29,504
Nippon Paint Holdings Co., Ltd.	1,200	26,660
Nissan Chemical Industries, Ltd. (a)	2,616	67,498
Nitto Denko Corp. (a)	1,184	65,913
Shin-Etsu Chemical Co., Ltd.	3,620	187,579
Showa Denko KK	11,723	12,099
Sumitomo Chemical Co., Ltd.	14,674	66,454
Teijin, Ltd.	9,367	32,669
Tokai Carbon Co., Ltd. (a)	2,828	6,718
Toray Industries, Inc.	11,758	100,345

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Tosoh Corp.	6,599	$27,771
Toyobo Co., Ltd. (a)	12,302	18,498
Ube Industries, Ltd.	14,543	25,749
Zeon Corp.	3,132	20,286

		1,065,678

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Aeon Delight Co., Ltd. (a)	300	9,649
Dai Nippon Printing Co., Ltd. (a)	5,739	51,061
Daiseki Co., Ltd. (a)	600	9,833
Nissha Printing Co., Ltd. (a)	336	4,927
Park24 Co., Ltd. (a)	1,500	42,039
Secom Co., Ltd.	2,068	153,929
Toppan Printing Co., Ltd. (a)	6,299	52,905

		324,343

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Denki Kogyo Co., Ltd.	2,000	9,342

CONSTRUCTION & ENGINEERING — 1.7%
Chiyoda Corp. (a)	1,688	12,390
COMSYS Holdings Corp. (a)	3,000	46,390
JGC Corp.	2,760	41,377
Kajima Corp.	11,595	72,833
Maeda Corp. (a)	3,855	28,777
Nishimatsu Construction Co., Ltd. (a)	3,000	12,892
Obayashi Corp.	8,679	85,713
Raito Kogyo Co., Ltd.	100	925
Shimizu Corp. (a)	8,559	72,648
Taisei Corp. (a)	8,995	59,543
Tokyu Construction Co., Ltd.	200	1,637

		435,125

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	14,607	33,660

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (a) (b)	300	1,513
AEON Financial Service Co., Ltd. (a)	1,540	36,392
Credit Saison Co., Ltd. (a)	2,064	35,975
J Trust Co., Ltd. (a)	700	5,661
Jaccs Co., Ltd. (a)	3,000	12,465
Orient Corp. (b)	6,001	11,960

		103,966

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd. (a)	1,548	29,033

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc. (a)	1,492	26,098

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc. (a)	928	26,751

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Japan Exchange Group, Inc.	4,400	67,491
ORIX Corp.	11,500	164,271
Zenkoku Hosho Co., Ltd.	800	27,190

		258,952

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
Nippon Telegraph & Telephone Corp.	13,200	569,363

ELECTRIC UTILITIES — 1.4%
Chubu Electric Power Co., Inc.	3,563	49,818
Chugoku Electric Power Co., Inc. (a)	2,448	33,106

Hokkaido Electric Power Co., Inc. (b)	1,428	11,981
Hokuriku Electric Power Co.	2,112	29,934
Kansai Electric Power Co., Inc. (b)	7,211	63,946
Kyushu Electric Power Co., Inc. (a) (b)	3,576	34,075
Shikoku Electric Power Co., Inc. (a)	1,472	19,763
Tohoku Electric Power Co., Inc. (a)	4,243	54,814
Tokyo Electric Power Co., Inc. (b)	13,067	71,965

		369,402

ELECTRICAL EQUIPMENT — 1.6%
Fuji Electric Co., Ltd. (a)	9,099	31,492
Fujikura, Ltd.	6,107	28,798
Furukawa Electric Co., Ltd.	5,899	12,754
GS Yuasa Corp. (a)	2,000	8,559
Mitsubishi Electric Corp.	17,974	188,623
Nidec Corp. (a)	1,800	123,331
Ushio, Inc.	1,536	20,444

		414,001

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.7%
Alps Electric Co., Ltd.	2,368	41,336
Amano Corp.	1,836	29,028
Anritsu Corp.	100	551
Citizen Holdings Co., Ltd.	4,403	24,993
Hamamatsu Photonics KK (a)	2,300	63,539
Hirose Electric Co., Ltd.	200	22,083
Hitachi, Ltd.	38,933	182,411
Horiba, Ltd. (a)	604	22,570
Ibiden Co., Ltd. (a)	1,496	18,315
Iriso Electronics Co., Ltd.	300	14,894
Japan Aviation Electronics Industry, Ltd.	1,000	11,726
Keyence Corp.	340	185,708
Kyocera Corp. (a)	2,900	127,900
Murata Manufacturing Co., Ltd.	1,628	196,556
Nippon Electric Glass Co., Ltd. (a)	5,548	28,432
Oki Electric Industry Co., Ltd. (a)	9,166	12,967
Omron Corp. (a)	2,080	61,996
Shimadzu Corp.	3,312	52,010
TDK Corp.	1,196	66,507
Yaskawa Electric Corp. (a)	2,604	30,096
Yokogawa Electric Corp.	2,964	30,670

		1,224,288

FOOD & STAPLES RETAILING — 2.0%
Aeon Co., Ltd. (a)	6,603	95,525
Cawachi, Ltd.	648	11,727
Cosmos Pharmaceutical Corp. (a)	200	33,293
FamilyMart Co., Ltd.	552	28,731
Lawson, Inc.	600	50,287
Matsumotokiyoshi Holdings Co., Ltd.	200	10,481
Seven & i Holdings Co., Ltd.	6,639	283,056
UNY Group Holdings Co., Ltd. (a)	3,000	21,166

		534,266

FOOD PRODUCTS — 1.7%
Ajinomoto Co., Inc.	6,003	135,634
Hokuto Corp. (a)	600	11,883
Kikkoman Corp. (a)	2,256	74,267
MEIJI Holdings Co., Ltd.	1,200	96,624
Nissin Foods Holdings Co., Ltd. (a)	940	44,242

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Sakata Seed Corp.	1,884	$47,923
Yakult Honsha Co., Ltd. (a)	864	38,321

		448,894

GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd.	18,150	69,826
Saibu Gas Co., Ltd. (a)	15,273	35,330
Tokyo Gas Co., Ltd.	20,873	97,443

		202,599

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Asahi Intecc Co., Ltd.	1,000	46,888
Hoya Corp.	3,932	149,765
Nakanishi, Inc.	500	15,904
Olympus Corp.	1,542	60,023
Sysmex Corp.	1,200	75,163
Terumo Corp. (a)	2,900	104,111

		451,854

HEALTH CARE PROVIDERS & SERVICES — 0.5%
BML, Inc.	300	11,638
Medipal Holdings Corp.	1,792	28,412
Miraca Holdings, Inc.	936	38,516
Nichii Gakkan Co. (a)	300	2,079
Suzuken Co., Ltd.	900	30,629
Tsukui Corp.	1,400	18,335

		129,609

HEALTH CARE TECHNOLOGY — 0.0% (c)
M3, Inc. (a)	400	10,079

HOTELS, RESTAURANTS & LEISURE — 0.7%
Oriental Land Co., Ltd.	2,400	170,185
Round One Corp. (a)	1,200	6,780

		176,965

HOUSEHOLD DURABLES — 3.0%
Casio Computer Co., Ltd. (a)	3,348	67,648
Fujitsu General, Ltd.	1,000	15,454
Funai Electric Co., Ltd. (a)	595	5,225
Haseko Corp.	2,700	25,176
Nikon Corp. (a)	2,740	41,979
Panasonic Corp.	18,981	174,535
Pioneer Corp. (a) (b)	3,560	9,439
Sangetsu Co., Ltd.	500	9,080
Sekisui Chemical Co., Ltd.	3,079	37,969
Sekisui House, Ltd.	5,679	95,976
Sharp Corp. (a) (b)	8,519	9,778
Sony Corp.	10,211	262,827
Sumitomo Forestry Co., Ltd.	2,068	23,790

		778,876

HOUSEHOLD PRODUCTS — 0.3%
Pigeon Corp. (a)	500	13,065
Unicharm Corp. (a)	2,700	58,831

		71,896

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	1,240	38,779

INDUSTRIAL CONGLOMERATES — 0.6%
Keihan Electric Railway Co., Ltd. (a)	8,747	61,714
Nisshinbo Holdings, Inc. (a)	2,584	27,474

Toshiba Corp. (a) (b)	31,633	61,636

		150,824

INSURANCE — 2.5%
Dai-ichi Life Insurance Co., Ltd.	9,200	111,526
MS&AD Insurance Group Holdings, Inc.	5,336	148,883
Sompo Japan Nipponkoa Holdings, Inc.	3,000	85,093
Sony Financial Holdings, Inc.	2,400	30,706
T&D Holdings, Inc.	6,300	58,827
Tokio Marine Holdings, Inc.	6,447	217,969

		653,004

INTERNET & CATALOG RETAIL — 0.4%
ASKUL Corp. (a)	500	20,374
Rakuten, Inc.	7,700	74,366

		94,740

INTERNET SOFTWARE & SERVICES — 0.6%
DeNA Co., Ltd. (a)	1,200	20,702
F@N Communications, Inc.	600	4,511
Gree, Inc. (a)	900	4,949
Gurunavi, Inc. (a)	600	14,269
Internet Initiative Japan, Inc. (a)	900	18,521
Kakaku.com, Inc. (a)	400	7,438
Mixi, Inc. (a)	300	11,157
Yahoo! Japan Corp. (a)	15,500	66,057

		147,604

IT SERVICES — 0.8%
Digital Garage, Inc. (a)	400	7,299
Fujitsu, Ltd.	15,498	57,444
IT Holdings Corp.	1,232	29,201
Itochu Techno-Solutions Corp. (a)	900	17,008
NET One Systems Co., Ltd. (a)	3,000	16,228
Nomura Research Institute, Ltd.	300	10,116
NTT Data Corp.	1,200	60,323
SCSK Corp.	200	7,830
TKC Corp.	600	16,309

		221,758

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Bandai Namco Holdings, Inc.	2,632	57,466
Sankyo Co., Ltd.	940	35,043
Sega Sammy Holdings, Inc. (a)	2,431	26,539
Shimano, Inc.	692	108,607
Yamaha Corp.	1,792	54,049

		281,704

MACHINERY — 5.1%
Amada Holdings Co., Ltd.	2,627	25,663
DMG Mori Co., Ltd. (a)	1,468	13,518
FANUC Corp.	1,680	261,353
Glory, Ltd.	1,544	52,545
IHI Corp. (a)	15,311	32,422
Japan Steel Works, Ltd. (a)	2,708	8,553
JTEKT Corp.	2,108	27,383
Kawasaki Heavy Industries, Ltd. (a)	11,978	34,635
Komatsu, Ltd.	8,139	138,746
Komori Corp.	1,188	13,847
Kubota Corp.	7,663	104,757
Kurita Water Industries, Ltd.	1,476	33,711
Makita Corp. (a)	1,276	79,243

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Minebea Co., Ltd. (a)	3,255	$25,427
Mitsubishi Heavy Industries, Ltd.	27,676	102,952
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	11,567	17,290
NGK Insulators, Ltd.	2,320	42,914
NSK, Ltd.	3,663	33,568
NTN Corp.	3,495	11,163
OKUMA Corp. (a)	2,648	18,542
OSG Corp. (a)	1,512	28,264
SMC Corp.	620	144,195
Sodick Co., Ltd.	200	1,498
Sumitomo Heavy Industries, Ltd. (a)	5,795	23,975
Takuma Co., Ltd.	3,000	26,878
THK Co., Ltd.	1,500	27,706
Toshiba Machine Co., Ltd. (a)	2,944	9,063

		1,339,811

MARINE — 0.2%
Kawasaki Kisen Kaisha, Ltd. (a)	8,759	16,989
Mitsui OSK Lines, Ltd. (a)	6,491	13,225
Nippon Yusen KK (a)	11,995	23,159

		53,373

MEDIA — 0.8%
Adways, Inc.	500	3,644
CyberAgent, Inc. (a)	600	27,919
Dentsu, Inc. (a)	2,400	120,646
Toho Co., Ltd.	2,052	54,059
Usen Corp. (b)	1,670	4,844

		211,112

METALS & MINING — 1.4%
Daido Steel Co., Ltd.	3,199	11,100
Dowa Holdings Co., Ltd. (a)	2,767	15,436
JFE Holdings, Inc. (a)	4,247	57,284
Kobe Steel, Ltd. (a)	18,645	16,423
Mitsubishi Materials Corp. (a)	12,027	34,028
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	9,716
Mitsui Mining & Smelting Co., Ltd. (a)	8,839	14,156
Nippon Steel & Sumitomo Metal Corp. (a)	5,500	105,797
Nippon Yakin Kogyo Co., Ltd. (b)	400	466
Nisshin Steel Co., Ltd.	800	9,346
Sumitomo Metal Mining Co., Ltd. (a)	4,575	45,487
Toho Zinc Co., Ltd. (a)	6,000	15,214
Tokyo Steel Manufacturing Co., Ltd. (a)	244	1,454
Topy Industries, Ltd.	8,000	15,801
Yodogawa Steel Works, Ltd.	1,100	23,381

		375,089

MULTILINE RETAIL — 1.3%
Don Quijote Holdings Co., Ltd.	1,000	34,788
H2O Retailing Corp.	2,700	46,676
Isetan Mitsukoshi Holdings, Ltd. (a)	3,641	42,599
J Front Retailing Co., Ltd.	2,800	37,194
Marui Group Co., Ltd. (a)	3,916	56,199
Ryohin Keikaku Co., Ltd.	336	71,149
Seria Co., Ltd. (a)	400	24,165
Takashimaya Co., Ltd.	3,332	27,896

		340,666

OIL, GAS & CONSUMABLE FUELS — 0.7%
Cosmo Energy Holdings Co., Ltd.	800	8,492
Inpex Corp.	8,900	67,584
JX Holdings, Inc.	21,700	83,753
TonenGeneral Sekiyu KK	2,547	23,069

		182,898

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	600	10,693
Oji Holdings Corp.	8,839	35,546

		46,239

PERSONAL PRODUCTS — 1.6%
euglena Co., Ltd. (a) (b)	800	11,609
Kao Corp.	4,839	258,450
Kose Corp. (a)	200	19,485
Mandom Corp.	1,316	58,661
Shiseido Co., Ltd.	2,732	61,059

		409,264

PHARMACEUTICALS — 6.4%
Astellas Pharma, Inc.	19,100	254,310
Chugai Pharmaceutical Co., Ltd.	1,616	50,107
Daiichi Sankyo Co., Ltd.	6,051	134,727
Eisai Co., Ltd.	2,340	140,948
Hisamitsu Pharmaceutical Co., Inc.	604	27,031
Kaken Pharmaceutical Co., Ltd.	200	12,118
Kissei Pharmaceutical Co., Ltd.	1,500	34,619
Kyowa Hakko Kirin Co., Ltd.	2,833	45,269
Mitsubishi Tanabe Pharma Corp.	3,000	52,235
Mochida Pharmaceutical Co., Ltd.	600	44,628
Nichi-iko Pharmaceutical Co., Ltd.	300	6,929
Ono Pharmaceutical Co., Ltd. (a)	3,160	133,969
Otsuka Holdings Co., Ltd.	3,800	138,213
Santen Pharmaceutical Co., Ltd.	4,800	72,302
Seikagaku Corp. (a)	1,200	18,097
Shionogi & Co., Ltd.	2,996	141,197
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,460	16,835
Taisho Pharmaceutical Holdings Co., Ltd. (a)	500	39,681
Takeda Pharmaceutical Co., Ltd. (a)	6,555	299,537
Torii Pharmaceutical Co., Ltd.	300	6,908
Towa Pharmaceutical Co., Ltd. (a)	200	8,212
Tsumura & Co.	100	2,404

		1,680,276

PROFESSIONAL SERVICES — 0.3%
Meitec Corp. (a)	1,212	42,433
Nihon M&A Center, Inc. (a)	600	34,966

		77,399

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.1%
Daikyo, Inc. (a)	6,256	9,963
Daito Trust Construction Co., Ltd.	864	122,841
Daiwa House Industry Co., Ltd.	4,363	122,899
Heiwa Real Estate Co., Ltd.	1,400	17,439
Hulic Co., Ltd. (a)	800	7,659
Leopalace21 Corp.	1,544	9,341
Mitsubishi Estate Co., Ltd.	10,111	188,060
Mitsui Fudosan Co., Ltd.	7,923	197,943

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Sumitomo Realty & Development Co., Ltd.	2,843	$83,321
Tokyo Tatemono Co., Ltd.	2,700	33,679
Tokyu Fudosan Holdings Corp.	4,000	27,190

		820,335

ROAD & RAIL — 4.8%
Central Japan Railway Co.	1,300	230,228
East Japan Railway Co.	2,700	233,330
Hankyu Hanshin Holdings, Inc.	12,486	79,763
Keikyu Corp. (a)	6,355	55,976
Keio Corp.	8,000	70,323
Keisei Electric Railway Co., Ltd.	3,147	44,323
Kintetsu Group Holdings Co., Ltd. (a)	18,038	73,182
Nagoya Railroad Co., Ltd. (a)	12,362	57,853
Nankai Electric Railway Co., Ltd. (a)	9,111	49,529
Nippon Express Co., Ltd.	11,555	52,637
Odakyu Electric Railway Co., Ltd. (a)	3,483	37,962
Sotetsu Holdings, Inc.	8,254	50,672
Tobu Railway Co., Ltd. (a)	9,007	44,957
Tokyu Corp.	9,391	78,791
West Japan Railway Co.	1,600	98,923

		1,258,449

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Advantest Corp. (a)	1,816	16,820
Disco Corp.	284	24,106
Rohm Co., Ltd.	876	36,943
Sanken Electric Co., Ltd. (a)	1,404	4,222
SCREEN Holdings Co., Ltd.	364	2,882
Shinko Electric Industries Co., Ltd. (a)	892	5,024
Sumco Corp.	1,546	9,738
Tokyo Electron, Ltd.	1,000	65,270

		165,005

SOFTWARE — 0.9%
GungHo Online Entertainment, Inc. (a)	3,100	8,743
Konami Holdings Corp. (a)	1,192	35,316
Nexon Co., Ltd.	600	10,244
Nintendo Co., Ltd.	948	134,953
NSD Co., Ltd.	1,400	20,727
Square Enix Holdings Co., Ltd.	596	16,120
Trend Micro, Inc.	568	20,821

		246,924

SPECIALTY RETAIL — 1.8%
Aoyama Trading Co., Ltd.	1,484	57,105
Arcland Sakamoto Co., Ltd.	1,000	10,605
Autobacs Seven Co., Ltd. (a)	780	13,186
Fast Retailing Co., Ltd. (a)	276	88,452
Gulliver International Co., Ltd. (a)	900	11,218
Hikari Tsushin, Inc. (a)	284	21,655
Jin Co., Ltd. (a)	500	19,574
K’s Holdings Corp. (a)	400	13,275
Nitori Holdings Co., Ltd.	600	55,038
Sanrio Co., Ltd. (a)	648	12,689
Shimachu Co., Ltd. (a)	1,484	35,478
Shimamura Co., Ltd.	332	41,502
USS Co., Ltd.	3,000	47,991
VT Holdings Co., Ltd.	900	5,413

Yamada Denki Co., Ltd. (a)	9,000	42,600

		475,781

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Brother Industries, Ltd. (a)	2,732	31,454
Canon, Inc.	9,258	276,352
FUJIFILM Holdings Corp.	4,227	167,395
Konica Minolta, Inc.	6,075	51,672
NEC Corp. (a)	17,918	45,116
Ricoh Co., Ltd. (a)	5,555	56,640
Roland DG Corp.	400	7,822
Seiko Epson Corp. (a)	3,200	51,760
Wacom Co., Ltd. (a)	200	849

		689,060

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Asics Corp.	1,764	31,468
Gunze, Ltd. (a)	6,223	17,607
Japan Wool Textile Co., Ltd.	3,031	20,495
Onward Holdings Co., Ltd. (a)	2,580	17,652

		87,222

TOBACCO — 1.4%
Japan Tobacco, Inc.	9,000	375,551

TRADING COMPANIES & DISTRIBUTORS — 3.4%
Hanwa Co., Ltd. (a)	3,207	13,553
Inaba Denki Sangyo Co., Ltd. (a)	1,356	42,769
ITOCHU Corp.	13,066	161,124
Iwatani Corp.	451	2,624
Kanematsu Corp.	9,000	13,132
Marubeni Corp. (a)	15,402	78,110
Mitsubishi Corp. (a)	11,407	193,440
Mitsui & Co., Ltd. (a)	14,902	171,699
MonotaRO Co., Ltd. (a)	400	11,904
Nishio Rent All Co., Ltd.	400	9,488
Sojitz Corp. (a)	12,828	26,365
Sumitomo Corp. (a)	9,575	95,286
Toyota Tsusho Corp.	1,539	34,821
Yamazen Corp.	4,200	31,950

		886,265

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	3,395	31,988
Mitsubishi Logistics Corp.	216	2,841

		34,829

WIRELESS TELECOMMUNICATION SERVICES — 3.9%
KDDI Corp.	15,000	401,174
NTT DOCOMO, Inc. (a)	12,600	286,147
SoftBank Group Corp.	7,215	344,461

		1,031,782

TOTAL COMMON STOCKS (Cost $30,500,394)		25,985,513

SHORT-TERM INVESTMENTS — 19.5%
UNITED STATES — 19.5%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	5,128,597	5,128,597

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	12,817	$12,817

TOTAL SHORT-TERM INVESTMENTS (Cost $5,141,414)		5,141,414

TOTAL INVESTMENTS — 118.3% (Cost $35,641,808)		31,126,927
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.3)%		(4,817,898)

NET ASSETS — 100.0%		$26,309,029

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$71,571	$—	$—	$71,571
Airlines	152,342	—	—	152,342
Auto Components	868,397	—	—	868,397
Automobiles	1,974,232	—	—	1,974,232
Banks	1,748,287	54,370	—	1,802,657
Beverages	407,331	—	—	407,331
Biotechnology	6,611	—	—	6,611
Building Products	348,277	—	—	348,277
Capital Markets	283,312	—	—	283,312
Chemicals	1,065,678	—	—	1,065,678
Commercial Services & Supplies	324,343	—	—	324,343
Communications Equipment	9,342	—	—	9,342
Construction & Engineering	435,125	—	—	435,125
Construction Materials	33,660	—	—	33,660
Consumer Finance	103,966	—	—	103,966
Containers & Packaging	29,033	—	—	29,033
Distributors	26,098	—	—	26,098
Diversified Consumer Services	26,751	—	—	26,751
Diversified Financial Services	258,952	—	—	258,952
Diversified Telecommunication Services	569,363	—	—	569,363
Electric Utilities	369,402	—	—	369,402
Electrical Equipment	414,001	—	—	414,001
Electronic Equipment, Instruments & Components	1,224,288	—	—	1,224,288
Food & Staples Retailing	534,266	—	—	534,266
Food Products	448,894	—	—	448,894
Gas Utilities	202,599	—	—	202,599
Health Care Equipment & Supplies	451,854	—	—	451,854

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Health Care Providers & Services	$129,609	$—	$—	$129,609
Health Care Technology	10,079	—	—	10,079
Hotels, Restaurants & Leisure	176,965	—	—	176,965
Household Durables	778,876	—	—	778,876
Household Products	71,896	—	—	71,896
Independent Power Producers & Energy Traders	38,779	—	—	38,779
Industrial Conglomerates	150,824	—	—	150,824
Insurance	653,004	—	—	653,004
Internet & Catalog Retail	94,740	—	—	94,740
Internet Software & Services	147,604	—	—	147,604
IT Services	221,758	—	—	221,758
Leisure Equipment & Products	281,704	—	—	281,704
Machinery	1,339,811	—	—	1,339,811
Marine	53,373	—	—	53,373
Media	211,112	—	—	211,112
Metals & Mining	375,089	—	—	375,089
Multiline Retail	340,666	—	—	340,666
Oil, Gas & Consumable Fuels	182,898	—	—	182,898
Paper & Forest Products	46,239	—	—	46,239
Personal Products	409,264	—	—	409,264
Pharmaceuticals	1,680,276	—	—	1,680,276
Professional Services	77,399	—	—	77,399
Real Estate Management & Development	820,335	—	—	820,335
Road & Rail	1,258,449	—	—	1,258,449
Semiconductors & Semiconductor Equipment	165,005	—	—	165,005
Software	246,924	—	—	246,924
Specialty Retail	475,781	—	—	475,781
Technology Hardware, Storage & Peripherals	689,060	—	—	689,060
Textiles, Apparel & Luxury Goods	87,222	—	—	87,222
Tobacco	375,551	—	—	375,551
Trading Companies & Distributors	886,265	—	—	886,265
Transportation Infrastructure	34,829	—	—	34,829
Wireless Telecommunication Services	1,031,782	—	—	1,031,782
Short-Term Investments	5,141,414	—	—	5,141,414

TOTAL INVESTMENTS	$31,072,557	$54,370	$—	$31,126,927

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 0.0% (a)
Jamco Corp.	1,000	$25,054

AIR FREIGHT & LOGISTICS — 0.2%
Kintetsu World Express, Inc.	4,500	59,896
Mitsui-Soko Holdings Co., Ltd. (b)	18,686	49,876

		109,772

AUTO COMPONENTS — 3.7%
Ahresty Corp.	3,700	24,097
Akebono Brake Industry Co., Ltd. (b) (c)	3,800	9,129
Calsonic Kansei Corp.	17,000	126,598
Daido Metal Co., Ltd.	1,600	12,385
Eagle Industry Co., Ltd.	4,400	58,056
Exedy Corp. (b)	3,300	73,050
FCC Co., Ltd. (b)	4,413	74,679
Kasai Kogyo Co., Ltd.	4,700	48,675
Keihin Corp. (b)	6,441	96,333
Kinugawa Rubber Industrial Co., Ltd.	10,000	68,242
KYB Corp.	16,902	50,077
Mitsuba Corp.	4,700	72,719
Musashi Seimitsu Industry Co., Ltd.	3,552	70,601
Nippon Seiki Co., Ltd. (b)	5,000	96,801
Nissin Kogyo Co., Ltd. (b)	6,134	82,736
Pacific Industrial Co., Ltd. (b)	5,500	55,443
Piolax, Inc.	900	44,762
Press Kogyo Co., Ltd. (b)	16,169	54,522
Sanden Holdings Corp. (b)	15,000	42,973
Showa Corp.	7,239	63,247
Tachi-S Co., Ltd. (b)	4,500	65,741
Takata Corp. (b) (c)	4,000	15,588
Tokai Rika Co., Ltd.	6,600	124,372
Topre Corp.	5,234	97,653
Toyoda Gosei Co., Ltd.	8,300	160,395
Toyota Boshoku Corp.	5,900	96,273
TPR Co., Ltd.	3,200	84,103
TS Tech Co., Ltd.	5,300	124,207
Unipres Corp.	4,600	80,258
Yorozu Corp.	1,000	20,997

		2,094,712

AUTOMOBILES — 0.2%
Nissan Shatai Co., Ltd.	8,500	85,684

BANKS — 5.4%
77 Bank, Ltd.	29,000	102,691
Akita Bank, Ltd.	28,000	76,480
Aomori Bank, Ltd.	21,000	61,284
Ashikaga Holdings Co., Ltd.	13,200	37,817
Awa Bank, Ltd.	17,000	82,432
Bank of Iwate, Ltd. (b)	2,556	92,784
Bank of Nagoya, Ltd. (b)	18,000	59,255
Bank of Okinawa, Ltd.	3,000	98,625
Bank of the Ryukyus, Ltd.	6,881	77,384
Chukyo Bank, Ltd.	11,000	18,987
Daishi Bank, Ltd. (b)	31,000	106,740
Eighteenth Bank, Ltd.	14,000	31,140
FIDEA Holdings Co., Ltd.	34,300	54,016
Fukui Bank, Ltd. (b)	44,000	80,253
Fukushima Bank, Ltd.	63,478	46,312

Higashi-Nippon Bank, Ltd. (c)	12,000	29,544
Hokkoku Bank, Ltd.	26,000	68,473
Hokuetsu Bank, Ltd.	44,000	71,249
Hyakugo Bank, Ltd.	31,000	116,393
Hyakujushi Bank, Ltd.	32,000	89,968
Jimoto Holdings, Inc.	22,400	29,496
Juroku Bank, Ltd. (b)	32,000	95,663
Keiyo Bank, Ltd. (b)	32,000	115,877
Kiyo Bank, Ltd.	9,500	107,852
Miyazaki Bank, Ltd.	13,000	31,692
Musashino Bank, Ltd.	4,700	118,551
Nanto Bank, Ltd.	32,000	87,121
North Pacific Bank, Ltd.	37,900	96,103
Ogaki Kyoritsu Bank, Ltd.	27,000	81,676
Oita Bank, Ltd. (b)	12,000	37,475
San-In Godo Bank, Ltd.	12,200	75,548
Senshu Ikeda Holdings, Inc. (b)	33,600	121,073
Shiga Bank, Ltd.	17,000	71,694
Shikoku Bank, Ltd.	36,000	69,505
Shimizu Bank, Ltd.	2,200	46,096
Tochigi Bank, Ltd.	17,846	67,958
Toho Bank, Ltd.	18,000	57,814
Tokyo TY Financial Group, Inc.	3,100	72,125
TOMONY Holdings, Inc.	21,705	64,307
Towa Bank, Ltd.	41,000	31,736
Yamagata Bank, Ltd. (b)	24,000	91,178
Yamanashi Chuo Bank, Ltd.	13,000	47,769

		3,020,136

BEVERAGES — 1.6%
Coca-Cola East Japan Co., Ltd.	7,300	121,326
Coca-Cola West Co., Ltd.	7,900	195,822
Ito En, Ltd. (b)	7,200	227,732
Sapporo Holdings, Ltd.	35,000	174,385
Takara Holdings, Inc. (b)	20,100	165,779

		885,044

BIOTECHNOLOGY — 0.8%
3-D Matrix, Ltd. (c)	2,700	21,332
GNI Group, Ltd. (b) (c)	11,000	25,152
Japan Tissue Engineering Co., Ltd. (b) (c)	1,000	12,341
NanoCarrier Co., Ltd. (c)	2,700	33,367
OncoTherapy Science, Inc. (b) (c)	15,600	44,276
PeptiDream, Inc. (b) (c)	3,400	207,216
ReproCELL, Inc. (b) (c)	7,400	33,051
Takara Bio, Inc.	6,400	84,616

		461,351

BUILDING PRODUCTS — 2.1%
Aica Kogyo Co., Ltd.	5,219	109,771
Bunka Shutter Co., Ltd.	8,377	68,942
Central Glass Co., Ltd.	25,309	137,585
Nichias Corp.	14,000	83,829
Nichiha Corp.	4,000	60,608
Nippon Sheet Glass Co., Ltd. (b) (c)	119,000	84,701
Nitto Boseki Co., Ltd. (b) (c)	17,020	54,969
Noritz Corp. (b)	4,965	81,016
Okabe Co., Ltd.	3,000	21,460
Sankyo Tateyama, Inc.	3,400	44,136
Sanwa Holdings Corp.	24,710	184,014

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Sekisui Jushi Corp.	4,500	$60,376
Takara Standard Co., Ltd.	11,000	100,120
Takasago Thermal Engineering Co., Ltd. (b)	7,300	91,839

		1,183,366

CAPITAL MARKETS — 1.6%
Aizawa Securities Co., Ltd.	2,300	12,114
Ichigo, Inc. (b)	11,400	47,164
Ichiyoshi Securities Co., Ltd.	7,000	59,727
IwaiCosmo Holdings, Inc.	6,300	61,321
Jafco Co., Ltd. (b) (c)	3,200	98,510
kabu.com Securities Co., Ltd.	9,700	31,069
Kyokuto Securities Co., Ltd. (b)	4,900	58,986
Marusan Securities Co., Ltd. (b)	8,800	82,993
Matsui Securities Co., Ltd.	11,200	95,563
Mito Securities Co., Ltd.	7,300	20,264
Monex Group, Inc. (b)	29,400	76,119
Okasan Securities Group, Inc.	19,447	101,738
Sawada Holdings Co., Ltd. (c)	1,500	13,372
Sparx Group Co., Ltd. (b)	6,600	13,389
Tokai Tokyo Financial Holdings, Inc. (b)	24,621	135,159

		907,488

CHEMICALS — 5.0%
Achilles Corp. (b)	51,000	65,341
ADEKA Corp.	8,013	117,135
C Uyemura & Co., Ltd.	976	41,508
Chugoku Marine Paints, Ltd.	6,000	39,610
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	14,000	56,052
Fujimori Kogyo Co., Ltd.	2,200	51,792
Ihara Chemical Industry Co., Ltd.	5,700	73,738
Ishihara Sangyo Kaisha, Ltd. (c)	49,811	34,125
Kanto Denka Kogyo Co., Ltd.	6,000	42,707
Konishi Co., Ltd.	5,400	67,455
Kumiai Chemical Industry Co., Ltd.	6,400	57,512
Kureha Corp. (b)	17,000	54,148
Lintec Corp.	5,408	96,906
Nihon Nohyaku Co., Ltd. (b)	3,400	17,273
Nihon Parkerizing Co., Ltd.	12,800	115,934
Nippon Kayaku Co., Ltd. (b)	17,000	172,125
Nippon Soda Co., Ltd. (b)	18,065	91,133
Nippon Synthetic Chemical Industry Co., Ltd.	9,000	57,093
Nippon Valqua Industries, Ltd.	26,025	68,307
NOF Corp.	15,731	111,690
Okamoto Industries, Inc. (b)	8,841	74,727
Sakai Chemical Industry Co., Ltd.	8,000	21,994
Sakata INX Corp.	5,200	56,721
Sanyo Chemical Industries, Ltd.	11,000	77,610
Sumitomo Bakelite Co., Ltd. (b)	27,000	105,939
T&K Toka Co., Ltd.	7,300	61,832
Taiyo Holdings Co., Ltd.	3,000	101,695
Taiyo Nippon Sanso Corp. (b)	13,800	131,130
Tenma Corp.	3,200	52,472
Toagosei Co., Ltd. (b)	13,600	113,379
Tokai Carbon Co., Ltd.	27,542	65,427
Tokuyama Corp. (b) (c)	45,000	69,665

Tokyo Ohka Kogyo Co., Ltd. (b)	4,200	105,229
Toyo Ink SC Holdings Co., Ltd.	18,000	72,227
Toyobo Co., Ltd. (b)	90,000	135,326
Zeon Corp.	16,000	103,635

		2,780,592

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Aeon Delight Co., Ltd. (b)	2,900	93,274
Asukanet Co., Ltd.	1,000	12,492
Daiseki Co., Ltd.	6,693	109,689
Duskin Co., Ltd. (b)	5,400	97,147
Itoki Corp. (b)	2,700	19,122
Kokuyo Co., Ltd.	9,100	106,630
Kyodo Printing Co., Ltd.	12,000	36,087
Mitsubishi Pencil Co., Ltd.	1,400	60,163
Nippon Parking Development Co., Ltd. (b)	15,000	16,682
Nissha Printing Co., Ltd. (b)	4,200	61,583
Okamura Corp. (b)	9,684	92,622
Oyo Corp.	1,100	11,940
Pilot Corp.	4,000	152,676
Prestige International, Inc.	1,100	12,429
Relia, Inc.	6,544	60,610
Sato Holdings Corp.	3,500	74,612
Toppan Forms Co., Ltd.	6,400	71,348

		1,089,106

COMMUNICATIONS EQUIPMENT — 0.4%
Denki Kogyo Co., Ltd.	11,303	52,797
Hitachi Kokusai Electric, Inc.	8,634	103,935
Icom, Inc.	2,700	49,414
Japan Radio Co., Ltd.	3,000	7,981

		214,127

CONSTRUCTION & ENGINEERING — 5.8%
Chiyoda Corp. (b)	18,000	132,123
Chudenko Corp. (b)	3,400	68,033
COMSYS Holdings Corp. (b)	10,600	163,911
Daiho Corp.	7,000	30,517
Fudo Tetra Corp. (b)	10,700	11,995
Hazama Ando Corp.	18,800	91,663
Hibiya Engineering, Ltd.	1,200	16,826
Kandenko Co., Ltd. (b)	12,000	85,733
Kumagai Gumi Co., Ltd.	47,000	119,596
Kyowa Exeo Corp.	10,876	120,957
Kyudenko Corp. (b)	4,657	111,002
Maeda Corp. (b)	13,158	98,221
Maeda Road Construction Co., Ltd.	8,000	132,106
Mirait Holdings Corp. (b)	8,100	64,572
Mitsubishi Kakoki Kaisha, Ltd.	11,000	22,804
Nichireki Co., Ltd.	2,000	14,449
Nippo Corp.	6,000	101,054
Nippon Densetsu Kogyo Co., Ltd.	4,100	82,514
Nippon Koei Co., Ltd.	6,000	18,951
Nippon Road Co., Ltd.	12,000	55,839
Nishimatsu Construction Co., Ltd. (b)	36,000	154,704
Okumura Corp.	26,000	137,640
OSJB Holdings Corp.	36,200	83,418
Penta-Ocean Construction Co., Ltd.	33,800	141,642
Raito Kogyo Co., Ltd.	3,100	28,685
Sanki Engineering Co., Ltd.	6,996	56,083

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Seikitokyu Kogyo Co., Ltd.	13,000	$54,478
SHO-BOND Holdings Co., Ltd. (b)	2,300	87,584
Sumitomo Mitsui Construction Co., Ltd.	111,000	99,746
Taihei Dengyo Kaisha, Ltd.	3,000	25,037
Taikisha, Ltd.	4,200	101,417
Tekken Corp. (b)	11,000	26,523
Toa Corp. (b)	27,000	63,900
TOA ROAD Corp.	14,000	46,710
Tobishima Corp. (b)	24,300	40,214
Toda Corp.	28,000	135,522
Tokyu Construction Co., Ltd.	10,122	82,853
Toshiba Plant Systems & Services Corp. (b)	5,500	67,481
Totetsu Kogyo Co., Ltd. (b)	4,000	123,137
Toyo Construction Co., Ltd. (b)	14,300	62,470
Toyo Engineering Corp. (b)	17,000	44,317
Yahagi Construction Co., Ltd. (b)	2,100	14,760
Yokogawa Bridge Holdings Corp. (b)	2,500	26,914
Yurtec Corp.	3,000	25,090

		3,273,191

CONSTRUCTION MATERIALS — 0.4%
Sumitomo Osaka Cement Co., Ltd.	54,000	212,358

CONSUMER FINANCE — 1.0%
Aiful Corp. (b) (c)	36,800	130,312
Hitachi Capital Corp.	6,300	137,328
J Trust Co., Ltd. (b)	9,300	75,214
Jaccs Co., Ltd. (b)	15,000	62,325
Orient Corp. (c)	66,100	131,735

		536,914

CONTAINERS & PACKAGING — 0.8%
FP Corp. (b)	3,300	141,372
Fuji Seal International, Inc. (b)	3,170	112,535
Pack Corp.	2,500	60,145
Rengo Co., Ltd. (b)	22,000	111,179

		425,231

DISTRIBUTORS — 0.5%
Arata Corp.	1,100	24,193
Canon Marketing Japan, Inc. (b)	7,300	127,691
Doshisha Co., Ltd.	3,800	70,053
PALTACCorp.	4,400	78,021

		299,958

DIVERSIFIED CONSUMER SERVICES — 0.1%
JP-Holdings, Inc. (b)	3,300	12,038
Meiko Network Japan Co., Ltd.	5,200	56,768

		68,806

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Century Tokyo Leasing Corp.	3,500	130,010
Financial Products Group Co., Ltd. (b)	4,400	53,123
Fuyo General Lease Co., Ltd. (b)	2,500	106,878
IBJ Leasing Co., Ltd.	3,400	60,441
Japan Securities Finance Co., Ltd.	13,719	55,171
KK daVinci Holdings (c) (d)	262	—
Ricoh Leasing Co., Ltd. (b)	2,667	79,373

		484,996

ELECTRIC UTILITIES — 0.1%
Okinawa Electric Power Co., Inc.	2,700	72,788

ELECTRICAL EQUIPMENT — 2.0%
Daihen Corp.	13,971	63,643
Fujikura, Ltd.	36,000	169,758
Furukawa Electric Co., Ltd.	82,000	177,285
Futaba Corp.	3,400	48,219
GS Yuasa Corp. (b)	38,000	162,623
Idec Corp.	8,200	78,064
Nippon Carbon Co., Ltd. (b)	20,000	42,707
Nissin Electric Co., Ltd.	2,700	29,500
Nitto Kogyo Corp.	3,800	60,654
Sinfonia Technology Co., Ltd.	37,826	51,491
SWCC Showa Holdings Co., Ltd. (c)	52,075	29,189
Tatsuta Electric Wire and Cable Co., Ltd.	6,100	19,321
Toyo Tanso Co., Ltd.	2,100	26,195
Ushio, Inc.	12,400	165,047

		1,123,696

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Ai Holdings Corp.	5,600	162,676
Amano Corp.	7,332	115,921
Anritsu Corp. (b)	20,800	114,553
Arisawa Manufacturing Co., Ltd.	1,700	8,697
Azbil Corp.	6,600	169,177
Canon Electronics, Inc.	3,100	45,675
Daiwabo Holdings Co., Ltd.	20,635	38,555
DDS, Inc. (c)	2,700	7,639
Enplas Corp.	1,100	40,811
Horiba, Ltd. (b)	4,500	168,157
Hosiden Corp. (b)	11,995	71,824
Iriso Electronics Co., Ltd. (b)	1,000	49,646
Japan Aviation Electronics Industry, Ltd.	8,000	93,812
Japan Cash Machine Co., Ltd. (b)	2,624	21,198
Japan Display, Inc. (b) (c)	45,400	88,865
Kaga Electronics Co., Ltd. (b)	1,200	15,246
Koa Corp.	5,891	43,660
Macnica Fuji Electronics Holdings, Inc.	2,700	32,142
Maruwa Co., Ltd.	1,200	29,307
Mitsumi Electric Co., Ltd. (b)	13,700	63,749
Nichicon Corp.	7,500	52,316
Nihon Dempa Kogyo Co., Ltd. (b)	3,295	22,368
Nippon Chemi-Con Corp. (b)	14,432	20,288
Nippon Signal Co., Ltd. (b)	9,100	75,378
Nohmi Bosai, Ltd.	1,200	18,193
Oki Electric Industry Co., Ltd. (b)	109,000	154,197
Optex Co., Ltd. (b)	2,700	86,361
Ryosan Co., Ltd.	3,996	99,976
Ryoyo Electro Corp. (b)	6,204	73,855
Sanshin Electronics Co., Ltd.	4,800	37,966
Shinko Shoji Co., Ltd. (b)	1,300	12,549
Siix Corp. (b)	2,400	73,562
SMK Corp.	5,000	25,713
Tabuchi Electric Co., Ltd.	1,200	5,627
Tachibana Eletech Co., Ltd.	5,200	54,501
Taiyo Yuden Co., Ltd. (b)	12,700	124,068
Tamura Corp. (b)	7,000	18,622
Topcon Corp. (b)	9,000	118,831
Toyo Corp. (b)	6,400	65,768

		2,521,449

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.3%
Japan Drilling Co., Ltd. (b)	1,100	$23,038
Modec, Inc. (b)	3,200	46,949
Shinko Plantech Co., Ltd. (b)	9,086	69,280

		139,267

FOOD & STAPLES RETAILING — 3.5%
Ain Holdings, Inc.	2,700	138,609
Arcs Co., Ltd.	3,700	82,990
Axial Retailing, Inc.	1,800	59,335
Belc Co., Ltd.	1,300	49,157
Cawachi, Ltd.	3,235	58,543
Cocokara fine, Inc.	2,000	87,015
Cosmos Pharmaceutical Corp. (b)	1,200	199,760
Create SD Holdings Co., Ltd.	3,600	90,645
Daikokutenbussan Co., Ltd.	1,300	56,502
Heiwado Co., Ltd.	3,100	64,430
Kato Sangyo Co., Ltd.	3,200	79,235
Kobe Bussan Co., Ltd. (b)	1,200	27,823
Kusuri No Aoki Co., Ltd. (b)	2,200	120,379
Life Corp.	800	20,058
Ministop Co., Ltd. (b)	2,994	54,582
Okuwa Co., Ltd.	2,000	17,883
San-A Co., Ltd.	2,100	99,399
Sogo Medical Co., Ltd.	500	16,994
United Super Markets Holdings, Inc. (b)	7,100	67,592
UNY Group Holdings Co., Ltd. (b)	26,100	184,148
Valor Holdings Co., Ltd. (b)	4,900	123,770
Welcia Holdings Co., Ltd.	2,000	115,308
Yaoko Co., Ltd.	2,000	88,527
Yokohama Reito Co., Ltd. (b)	7,280	69,046

		1,971,730

FOOD PRODUCTS — 4.4%
Ariake Japan Co., Ltd.	3,164	185,795
Dydo Drinco, Inc.	1,200	56,052
Fuji Oil Holdings, Inc.	7,300	131,783
Fujicco Co., Ltd.	3,457	72,342
Hokuto Corp.	4,021	79,636
House Foods Group, Inc. (b)	6,400	119,806
Itoham Foods, Inc. (b) (c)	10,000	65,572
J-Oil Mills, Inc. (b)	11,000	33,667
Kagome Co., Ltd. (b)	7,400	144,846
Kameda Seika Co., Ltd.	1,200	47,831
Key Coffee, Inc. (b)	3,300	54,787
Kyokuyo Co., Ltd. (b)	29,000	66,569
Marudai Food Co., Ltd.	22,417	87,159
Maruha Nichiro Corp.	6,200	115,786
Megmilk Snow Brand Co., Ltd.	5,500	138,436
Mitsui Sugar Co., Ltd.	16,497	73,682
Morinaga & Co., Ltd.	19,000	96,864
Morinaga Milk Industry Co., Ltd. (b)	26,000	139,490
Nichirei Corp.	26,000	211,896
Nippon Flour Mills Co., Ltd.	13,000	106,989
Nippon Suisan Kaisha, Ltd.	29,175	141,988
Nisshin Oillio Group, Ltd. (b)	15,000	61,257
Prima Meat Packers, Ltd.	10,000	25,357
S Foods, Inc. (b)	2,000	43,311
Sakata Seed Corp.	3,900	99,205
Showa Sangyo Co., Ltd.	11,000	45,607

		2,445,713

GAS UTILITIES — 0.3%
Saibu Gas Co., Ltd. (b)	33,000	76,338
Shizuoka Gas Co., Ltd. (b)	11,319	76,034

		152,372

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
CYBERDYNE, Inc. (b) (c)	9,600	183,638
Eiken Chemical Co., Ltd.	3,000	62,885
Fukuda Denshi Co., Ltd.	986	51,759
Hogy Medical Co., Ltd.	1,300	69,861
Jeol, Ltd.	7,000	35,500
Mani, Inc. (b)	1,500	23,075
Nagaileben Co., Ltd.	1,500	30,882
Nakanishi, Inc.	3,300	104,965
Nihon Kohden Corp. (b)	8,600	214,091
Nikkiso Co., Ltd.	7,900	58,128
Nipro Corp. (b)	14,000	133,155
Paramount Bed Holdings Co., Ltd. (b)	2,700	98,852

		1,066,791

HEALTH CARE PROVIDERS & SERVICES — 0.9%
A/S One Corp.	2,500	94,755
BML, Inc.	900	34,913
Nichii Gakkan Co. (b)	5,700	39,506
Ship Healthcare Holdings, Inc.	4,900	123,595
Toho Holdings Co., Ltd. (b)	5,900	126,404
Tokai Corp.	1,500	43,975
Tsukui Corp.	1,400	18,335
Vital KSK Holdings, Inc.	1,500	11,851

		493,334

HOTELS, RESTAURANTS & LEISURE — 4.5%
Accordia Golf Co., Ltd. (b)	11,200	105,329
Colowide Co., Ltd. (b)	9,800	148,402
Create Restaurants Holdings, Inc.	7,500	70,399
Doutor Nichires Holdings Co., Ltd.	3,775	61,061
Fuji Kyuko Co., Ltd.	4,000	55,056
Hiday Hidaka Corp.	1,200	30,236
HIS Co., Ltd.	5,200	145,505
Kisoji Co., Ltd. (b)	4,300	82,905
KNT-CT Holdings Co., Ltd. (c)	10,000	16,104
Kura Corp.	900	43,561
Kyoritsu Maintenance Co., Ltd. (b)	1,700	146,866
Matsuya Foods Co., Ltd.	2,700	66,686
McDonald’s Holdings Co., Japan, Ltd. (b)	6,200	147,063
Monogatari Corp.	1,400	70,626
MOS Food Services, Inc. (b)	3,314	86,716
Ohsho Food Service Corp.	1,400	43,036
Plenus Co., Ltd. (b)	3,100	55,990
Ringer Hut Co., Ltd.	4,000	87,370
Round One Corp. (b)	8,300	46,893
Royal Holdings Co., Ltd.	4,300	86,960
Sagami Chain Co., Ltd. (b)	6,200	68,126
Saizeriya Co., Ltd.	4,000	82,459
Sato Restaurant Systems Co., Ltd. (b)	8,500	59,593
Skylark Co., Ltd.	13,200	174,520
St Marc Holdings Co., Ltd. (b)	2,900	80,115
Tokyo Dome Corp.	25,085	113,825
Tokyotokeiba Co., Ltd.	11,000	22,118
Toridoll.corp	3,200	64,686

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Yoshinoya Holdings Co., Ltd. (b)	8,500	$104,137
Zensho Holdings Co., Ltd. (b)	11,146	133,679

		2,500,022

HOUSEHOLD DURABLES — 2.3%
Alpine Electronics, Inc.	6,100	68,438
Chofu Seisakusho Co., Ltd. (b)	3,200	74,252
Clarion Co., Ltd.	15,000	46,710
Foster Electric Co., Ltd. (b)	3,300	69,702
Fujitsu General, Ltd.	10,000	154,544
Janome Sewing Machine Co., Ltd. (c)	3,300	17,998
JVC Kenwood Corp. (b)	16,200	41,943
PanaHome Corp. (b)	11,000	82,700
Pioneer Corp. (b) (c)	43,000	114,009
Pressance Corp. (b)	1,400	53,686
Sangetsu Co., Ltd.	8,000	145,273
Starts Corp., Inc.	4,400	98,026
Sumitomo Forestry Co., Ltd.	15,400	177,163
Tamron Co., Ltd.	2,600	42,680
Token Corp.	980	80,217
Zojirushi Corp. (b)	1,700	27,104

		1,294,445

HOUSEHOLD PRODUCTS — 0.2%
Earth Chemical Co., Ltd. (b)	2,200	89,061

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	4,380	46,101
TOKAI Holdings Corp.	11,400	59,437

		105,538

INSURANCE — 0.1%
Anicom Holdings, Inc. (c)	1,000	27,492

INTERNET & CATALOG RETAIL — 0.4%
ASKUL Corp.	3,200	130,397
Belluna Co., Ltd.	8,600	43,691
Senshukai Co., Ltd. (b)	8,724	55,886

		229,974

INTERNET SOFTWARE & SERVICES — 1.6%
Access Co., Ltd. (c)	2,900	17,752
Ateam, Inc. (b)	1,700	28,088
COOKPAD, Inc. (b)	5,400	86,625
CROOZ, Inc. (c)	800	18,371
Dip Corp.	3,600	84,879
F@N Communications, Inc. (b)	5,300	39,846
GMO internet, Inc. (b)	8,400	112,329
Gree, Inc. (b)	11,000	60,483
Gurunavi, Inc. (b)	2,600	61,834
Infomart Corp.	2,800	25,211
Internet Initiative Japan, Inc. (b)	3,200	65,853
Mixi, Inc.	5,300	197,108
SMS Co., Ltd. (b) (c)	1,800	34,448
UNITED, Inc.	1,200	17,638
V-Cube, Inc. (b) (c)	1,700	19,572

		870,037

IT SERVICES — 1.7%
Digital Garage, Inc.	4,000	72,993
DTS Corp.	3,832	73,405
GMO Payment Gateway, Inc. (b)	1,700	115,254
Ines Corp.	8,360	86,058

Information Services International-Dentsu, Ltd.	2,100	42,189
Itochu Techno-Solutions Corp. (b)	6,300	119,055
LAC Co., Ltd.	1,200	12,214
NEC Networks & System Integration Corp.	3,500	54,495
NET One Systems Co., Ltd.	11,500	62,209
Nihon Unisys, Ltd. (b)	5,200	68,982
NS Solutions Corp.	5,400	106,131
TKC Corp.	1,800	48,926
Transcosmos, Inc. (b) (c)	4,367	113,609

		975,520

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Fields Corp.	3,300	55,169
Heiwa Corp.	6,800	141,148
Mars Engineering Corp.	3,700	64,226
Mizuno Corp. (b)	8,000	36,941
Tomy Co., Ltd. (b)	10,800	78,986

		376,470

LIFE SCIENCES TOOLS & SERVICES — 0.1%
CMIC Holdings Co., Ltd. (b)	1,000	12,634
EPS Holdings, Inc.	4,200	51,419
Medinet Co., Ltd. (b) (c)	6,200	8,771

		72,824

MACHINERY — 7.1%
Aida Engineering, Ltd.	6,600	57,430
Anest Iwata Corp.	7,200	69,056
Asahi Diamond Industrial Co., Ltd.	5,542	49,752
Bando Chemical Industries, Ltd.	14,000	63,401
CKD Corp.	8,505	70,298
Daifuku Co., Ltd.	9,481	160,020
DMG Mori Co., Ltd. (b)	12,800	117,870
Fuji Machine Manufacturing Co., Ltd.	9,742	99,591
Fujitec Co., Ltd. (b)	9,700	98,903
Furukawa Co., Ltd. (b)	43,280	63,922
Glory, Ltd.	7,200	245,029
Harmonic Drive Systems, Inc. (b)	2,200	56,353
Hitachi Koki Co., Ltd.	5,700	37,731
Hitachi Zosen Corp.	19,800	94,072
Hosokawa Micron Corp.	12,000	60,750
Iseki & Co., Ltd. (b)	19,000	37,359
Japan Steel Works, Ltd.	44,000	138,974
Juki Corp.	4,200	38,190
Kato Works Co., Ltd. (b)	11,000	42,769
Kitz Corp. (b)	9,202	39,872
Komori Corp. (b)	7,340	85,550
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,240	42,930
Makino Milling Machine Co., Ltd. (b)	11,739	71,962
Meidensha Corp.	22,000	100,414
METAWATER Co., Ltd. (b)	1,700	42,472
Mitsuboshi Belting, Ltd.	9,000	72,548
Mitsui Engineering & Shipbuilding Co., Ltd. (b)	78,000	116,589
Miura Co., Ltd. (b)	8,800	164,498
Morita Holdings Corp.	6,300	73,765
Nachi-Fujikoshi Corp.	16,418	57,261
Namura Shipbuilding Co., Ltd. (b)	4,200	31,501
Nihon Trim Co., Ltd. (b)	500	23,222

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Nippon Thompson Co., Ltd. (b)	11,511	$41,171
Nitta Corp.	3,100	78,193
Obara Group, Inc. (b)	1,200	43,080
Oiles Corp. (b)	3,300	49,414
OKUMA Corp. (b)	15,192	106,376
OSG Corp. (b)	9,600	179,453
Ryobi, Ltd.	12,723	50,260
Shibuya Kogyo Co., Ltd.	1,100	12,929
Shima Seiki Manufacturing, Ltd. (b)	4,800	80,117
Shinmaywa Industries, Ltd.	12,000	85,200
Sintokogio, Ltd.	6,919	61,252
Sodick Co., Ltd.	6,100	45,698
Star Micronics Co., Ltd.	5,169	58,039
Tadano, Ltd.	10,913	101,464
Takeuchi Manufacturing Co., Ltd.	3,000	43,347
Takuma Co., Ltd.	7,000	62,716
Teikoku Sen-I Co., Ltd. (b)	1,600	21,880
Tocalo Co., Ltd.	3,200	57,625
Toshiba Machine Co., Ltd. (b)	17,009	52,361
Tsubakimoto Chain Co. (b)	12,124	75,185
Tsugami Corp.	12,000	43,667
Tsukishima Kikai Co., Ltd.	5,500	47,222
Tsurumi Manufacturing Co., Ltd.	1,000	14,325
YAMABIKO Corp.	1,700	11,843

		3,946,871

MARINE — 0.1%
Iino Kaiun Kaisha, Ltd.	15,406	61,270

MEDIA — 2.5%
Adways, Inc. (b)	1,800	13,116
Amuse, Inc. (b)	800	16,542
Asatsu-DK, Inc.	3,100	79,931
Avex Group Holdings, Inc. (b)	4,992	65,156
Daiichikosho Co., Ltd.	5,081	221,512
Kadokawa Dwango (b) (c)	5,200	80,270
Next Co., Ltd. (b)	5,300	65,121
Septeni Holdings Co., Ltd.	1,400	34,541
Shochiku Co., Ltd.	14,243	134,453
SKY Perfect JSAT Holdings, Inc.	21,500	125,295
Toei Co., Ltd.	11,000	98,065
Tokyo Broadcasting System Holdings, Inc.	8,900	138,099
TV Asahi Holdings Corp.	7,500	134,726
Tv Tokyo Holdings Corp.	2,700	49,318
Usen Corp. (c)	10,180	29,527
Wowow, Inc.	2,300	48,846
Zenrin Co., Ltd. (b)	4,124	82,961

		1,417,479

METALS & MINING — 2.6%
Aichi Steel Corp.	16,000	62,779
Asahi Holdings, Inc. (b)	5,600	75,534
Daido Steel Co., Ltd.	33,000	114,507
Godo Steel, Ltd.	17,440	29,327
Kyoei Steel, Ltd.	2,700	40,646
Maruichi Steel Tube, Ltd. (b)	4,200	115,281
Mitsubishi Steel Manufacturing Co., Ltd.	28,000	45,340
Mitsui Mining & Smelting Co., Ltd. (b)	73,000	116,909
Nippon Denko Co., Ltd.	20,600	32,991

Nippon Light Metal Holdings Co., Ltd. (b)	60,800	100,076
Nippon Yakin Kogyo Co., Ltd. (c)	15,900	18,532
Nisshin Steel Co., Ltd.	7,500	87,615
OSAKA Titanium Technologies Co., Ltd. (b)	3,300	44,892
Pacific Metals Co., Ltd. (b) (c)	12,000	35,126
Sanyo Special Steel Co., Ltd. (b)	15,750	72,027
Toho Titanium Co., Ltd. (b)	5,200	37,521
Toho Zinc Co., Ltd. (b)	17,796	45,125
Tokyo Steel Manufacturing Co., Ltd. (b)	9,900	59,015
Tokyo Tekko Co., Ltd.	4,000	13,488
Topy Industries, Ltd.	24,000	47,404
Toyo Kohan Co., Ltd.	3,400	10,225
UACJ Corp. (b)	31,000	62,885
Yamato Kogyo Co., Ltd.	5,100	110,853
Yodogawa Steel Works, Ltd.	3,700	78,645

		1,456,743

MULTILINE RETAIL — 0.6%
Fuji Co., Ltd.	2,600	53,598
Izumi Co., Ltd.	3,400	146,866
Matsuya Co., Ltd. (b)	4,708	43,354
Seria Co., Ltd. (b)	1,900	114,783

		358,601

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Energy Holdings Co., Ltd. (b)	7,100	75,362
Idemitsu Kosan Co., Ltd. (b)	6,700	119,759
Itochu Enex Co., Ltd.	7,904	63,502
Japan Petroleum Exploration Co., Ltd.	3,900	87,511
Nippon Gas Co., Ltd.	3,100	70,084
San-Ai Oil Co., Ltd.	4,000	29,076

		445,294

PAPER & FOREST PRODUCTS — 0.4%
Daio Paper Corp. (b)	10,240	86,461
Hokuetsu Kishu Paper Co., Ltd. (b)	13,800	82,386
Mitsubishi Paper Mills, Ltd. (c)	16,000	11,388
Tokushu Tokai Paper Co., Ltd.	8,000	25,909

		206,144

PERSONAL PRODUCTS — 1.2%
Aderans Co., Ltd. (b)	4,004	23,975
Ci:z Holdings Co., Ltd. (b)	4,400	90,235
euglena Co., Ltd. (b) (c)	6,400	92,872
Fancl Corp. (b)	6,000	81,943
Mandom Corp.	2,845	126,816
Milbon Co., Ltd.	1,000	40,482
Noevir Holdings Co., Ltd.	1,900	54,687
Pola Orbis Holdings, Inc.	2,200	182,624

		693,634

PHARMACEUTICALS — 2.4%
ASKA Pharmaceutical Co., Ltd.	1,800	22,293
Daito Pharmaceutical Co., Ltd.	2,200	59,015
JCR Pharmaceuticals Co., Ltd.	1,200	27,354
Kissei Pharmaceutical Co., Ltd.	3,100	71,546
KYORIN Holdings, Inc. (b)	6,100	116,361
Mochida Pharmaceutical Co., Ltd. (b)	2,100	156,199
Nichi-iko Pharmaceutical Co., Ltd.	5,365	123,916
Seikagaku Corp. (b)	5,000	75,404

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Sosei Group Corp. (b) (c)	1,500	$216,602
Sumitomo Dainippon Pharma Co., Ltd. (b)	13,800	159,124
Torii Pharmaceutical Co., Ltd.	1,900	43,749
Towa Pharmaceutical Co., Ltd. (b)	1,100	45,167
Tsumura & Co. (b)	8,000	192,322
ZERIA Pharmaceutical Co., Ltd. (b)	4,600	59,794

		1,368,846

PROFESSIONAL SERVICES — 1.6%
Benefit One, Inc. (b)	1,200	27,108
en-japan, Inc.	2,200	37,210
Funai Soken Holdings, Inc.	4,600	74,078
Meitec Corp. (b)	4,244	148,584
Nihon M&A Center, Inc. (b)	3,500	203,968
Nomura Co., Ltd.	6,400	92,986
Outsourcing, Inc.	2,200	75,947
Tanseisha Co., Ltd.	2,000	15,196
TechnoPro Holdings, Inc.	5,400	160,470
Weathernews, Inc.	1,400	47,084
Yumeshin Holdings Co., Ltd.	1,200	6,630

		889,261

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.5%
Daibiru Corp.	8,826	74,600
Daikyo, Inc.	32,352	51,524
Goldcrest Co., Ltd.	3,109	46,526
Heiwa Real Estate Co., Ltd.	6,700	83,456
Kabuki-Za Co., Ltd.	1,000	44,308
Kenedix, Inc.	28,500	124,757
Leopalace21 Corp.	31,700	191,788
NTT Urban Development Corp.	13,600	133,223
Open House Co., Ltd.	4,200	83,630
Raysum Co., Ltd.	1,100	10,149
Relo Holdings, Inc.	1,500	201,388
Shinoken Group Co., Ltd.	1,100	23,489
Sumitomo Real Estate Sales Co., Ltd.	1,100	21,208
Sun Frontier Fudousan Co., Ltd. (b)	1,300	13,139
Takara Leben Co., Ltd.	13,000	77,032
TOC Co., Ltd. (b)	8,800	74,537
Tosei Corp. (b)	8,700	63,086
Unizo Holdings Co., Ltd.	1,500	64,660

		1,382,500

ROAD & RAIL — 1.7%
Fukuyama Transporting Co., Ltd. (b)	11,000	53,730
Hamakyorex Co., Ltd.	4,200	72,606
Hitachi Transport System, Ltd.	7,100	118,886
Nikkon Holdings Co., Ltd.	6,000	108,902
Nishi-Nippon Railroad Co., Ltd.	25,000	163,263
Sankyu, Inc.	32,830	150,137
Seino Holdings Co., Ltd.	16,600	179,152
Senko Co., Ltd. (b)	12,000	73,242
Trancom Co., Ltd.	700	41,043

		960,961

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Advantest Corp. (b)	22,900	212,099
Ferrotec Corp.	2,500	26,781
Lasertec Corp.	4,300	60,677

Micronics Japan Co., Ltd.	3,800	37,968
Renesas Electronics Corp. (b) (c)	2,900	18,681
Sanken Electric Co., Ltd. (b)	14,000	42,101
SCREEN Holdings Co., Ltd. (b)	26,000	205,881
Shindengen Electric Manufacturing Co., Ltd.	7,000	23,729
Shinko Electric Industries Co., Ltd. (b)	9,700	54,630
Tokyo Seimitsu Co., Ltd.	5,700	111,926
Ulvac, Inc.	4,202	137,767
UT Group Co., Ltd. (c)	1,900	8,875

		941,115

SOFTWARE — 2.0%
Broadleaf Co., Ltd.	2,600	31,437
Capcom Co., Ltd.	5,900	144,095
COLOPL, Inc.	5,200	111,176
Fuji Soft, Inc. (b)	3,274	71,513
GungHo Online Entertainment, Inc. (b)	54,000	152,302
Justsystems Corp.	2,500	20,352
KLab, Inc. (b) (c)	4,000	22,741
Koei Tecmo Holdings Co., Ltd.	7,300	111,908
Marvelous, Inc. (b)	2,000	17,972
NSD Co., Ltd.	8,000	118,440
OBIC Business Consultants Co., Ltd.	1,500	63,860
Oracle Corp. Japan	4,800	269,905

		1,135,701

SPECIALTY RETAIL — 4.1%
Adastria Co., Ltd.	4,100	124,574
AOKI Holdings, Inc. (b)	5,200	62,921
Arcland Sakamoto Co., Ltd.	4,800	50,906
AT-Group Co., Ltd.	1,000	20,641
Autobacs Seven Co., Ltd. (b)	6,288	106,297
Bic Camera, Inc.	9,600	87,292
Chiyoda Co., Ltd.	2,913	83,973
DCM Holdings Co., Ltd. (b)	12,000	86,801
EDION Corp. (b)	9,650	73,323
Geo Holdings Corp. (b)	5,400	89,892
Gulliver International Co., Ltd. (b)	8,400	104,706
Hikari Tsushin, Inc.	2,300	175,373
Honeys Co., Ltd.	2,700	28,298
Jin Co., Ltd. (b)	1,200	46,977
Joshin Denki Co., Ltd.	8,000	61,569
Joyful Honda Co., Ltd. (b)	2,700	60,585
K’s Holdings Corp.	5,300	175,889
Kohnan Shoji Co., Ltd.	5,400	80,475
Komeri Co., Ltd.	4,630	94,746
Laox Co., Ltd. (b) (c)	27,000	32,430
Pal Co., Ltd. (b)	1,800	45,146
Sac’s Bar Holdings, Inc. (b)	3,100	42,999
Sanrio Co., Ltd. (b)	5,800	113,580
Shimachu Co., Ltd. (b)	6,700	160,175
T-Gaia Corp.	3,700	42,894
United Arrows, Ltd.	2,729	113,025
VT Holdings Co., Ltd.	11,500	69,167
Xebio Holdings Co., Ltd.	3,961	63,294
Yellow Hat, Ltd.	1,000	20,134

		2,318,082

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Eizo Corp.	3,200	80,630

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hitachi Maxell, Ltd. (b)	5,300	$80,777
Japan Digital Laboratory Co., Ltd.	4,100	58,730
Riso Kagaku Corp. (b)	4,100	63,327
Roland DG Corp.	1,000	19,556
Toshiba TEC Corp. (b)	18,000	70,786
Wacom Co., Ltd. (b)	18,200	77,240

		451,046

TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Descente, Ltd.	4,400	64,907
Fujibo Holdings, Inc.	8,000	15,944
Gunze, Ltd.	20,348	57,571
Japan Wool Textile Co., Ltd.	9,170	62,006
Kurabo Industries, Ltd.	26,000	45,109
Onward Holdings Co., Ltd. (b)	16,000	109,471
Sanyo Shokai, Ltd. (b)	14,516	33,063
Seiko Holdings Corp.	17,649	70,034
Seiren Co., Ltd. (b)	8,200	92,290
TSI Holdings Co., Ltd.	11,700	78,073
Unitika, Ltd. (c)	75,084	36,074
Wacoal Holdings Corp. (b)	11,000	131,438
Yondoshi Holdings, Inc. (b)	3,000	74,202

		870,182

TRADING COMPANIES & DISTRIBUTORS — 2.7%
Hanwa Co., Ltd. (b)	25,032	105,790
Inaba Denki Sangyo Co., Ltd. (b)	3,263	102,917
Inabata & Co., Ltd.	8,275	82,165
Iwatani Corp. (b)	23,422	136,287
Japan Pulp & Paper Co., Ltd.	18,000	51,568
Kanamoto Co., Ltd.	2,700	63,635
Kanematsu Corp.	52,000	75,875
Kuroda Electric Co., Ltd. (b)	6,100	91,450
Mitani Corp.	1,200	34,165
MonotaRO Co., Ltd. (b)	7,400	220,232
Nagase & Co., Ltd.	9,500	104,555
Nippon Steel & Sumikin Bussan Corp. (b)	20,000	66,729
Nishio Rent All Co., Ltd.	1,500	35,580
Okaya & Co., Ltd.	700	42,662
Trusco Nakayama Corp.	2,600	103,403
Wakita & Co., Ltd.	6,300	52,689
Yamazen Corp.	9,400	71,507

Yuasa Trading Co., Ltd.	3,100	72,953

		1,514,162

TRANSPORTATION INFRASTRUCTURE — 0.1%
Sumitomo Warehouse Co., Ltd.	15,563	79,342

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Japan Communications, Inc. (b) (c)	14,700	24,850
Okinawa Cellular Telephone Co.	1,000	27,981
WirelessGate, Inc.	1,000	16,487

		69,318

TOTAL COMMON STOCKS (Cost $59,542,818)		55,252,961

SHORT-TERM INVESTMENTS — 23.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)	27,451	27,451
State Street Navigator Securities Lending Prime Portfolio (e) (g)	13,157,724	13,157,724

TOTAL SHORT-TERM INVESTMENTS (Cost $13,185,175)		13,185,175

TOTAL INVESTMENTS — 122.2% (Cost $72,727,993)		68,438,136
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.2)%		(12,439,309)

NET ASSETS — 100.0%		$55,998,827

(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at March 31, 2016.
(g)	Investment of cash collateral for securities loaned.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$25,054	$—	$—	$25,054
Air Freight & Logistics	109,772	—	—	109,772
Auto Components	2,094,712	—	—	2,094,712
Automobiles	85,684	—	—	85,684
Banks	3,020,136	—	—	3,020,136

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Beverages	$885,044	$—	$—		$885,044
Biotechnology	461,351	—	—		461,351
Building Products	1,183,366	—	—		1,183,366
Capital Markets	907,488	—	—		907,488
Chemicals	2,780,592	—	—		2,780,592
Commercial Services & Supplies	1,089,106	—	—		1,089,106
Communications Equipment	214,127	—	—		214,127
Construction & Engineering	3,273,191	—	—		3,273,191
Construction Materials	212,358	—	—		212,358
Consumer Finance	536,914	—	—		536,914
Containers & Packaging	425,231	—	—		425,231
Distributors	299,958	—	—		299,958
Diversified Consumer Services	68,806	—	—		68,806
Diversified Financial Services	484,996	—	0	(a)	484,996
Electric Utilities	72,788	—	—		72,788
Electrical Equipment	1,123,696	—	—		1,123,696
Electronic Equipment, Instruments & Components	2,521,449	—	—		2,521,449
Energy Equipment & Services	139,267	—	—		139,267
Food & Staples Retailing	1,971,730	—	—		1,971,730
Food Products	2,445,713	—	—		2,445,713
Gas Utilities	152,372	—	—		152,372
Health Care Equipment & Supplies	1,066,791	—	—		1,066,791
Health Care Providers & Services	493,334	—	—		493,334
Hotels, Restaurants & Leisure	2,500,022	—	—		2,500,022
Household Durables	1,294,445	—	—		1,294,445
Household Products	89,061	—	—		89,061
Industrial Conglomerates	105,538	—	—		105,538
Insurance	27,492	—	—		27,492
Internet & Catalog Retail	229,974	—	—		229,974
Internet Software & Services	870,037	—	—		870,037
IT Services	975,520	—	—		975,520
Leisure Equipment & Products	376,470	—	—		376,470
Life Sciences Tools & Services	72,824	—	—		72,824
Machinery	3,946,871	—	—		3,946,871
Marine	61,270	—	—		61,270
Media	1,417,479	—	—		1,417,479
Metals & Mining	1,456,743	—	—		1,456,743
Multiline Retail	358,601	—	—		358,601
Oil, Gas & Consumable Fuels	445,294	—	—		445,294
Paper & Forest Products	206,144	—	—		206,144

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Personal Products	$693,634	$—	$—	$693,634
Pharmaceuticals	1,368,846	—	—	1,368,846
Professional Services	889,261	—	—	889,261
Real Estate Management & Development	1,382,500	—	—	1,382,500
Road & Rail	960,961	—	—	960,961
Semiconductors & Semiconductor Equipment	941,115	—	—	941,115
Software	1,135,701	—	—	1,135,701
Specialty Retail	2,318,082	—	—	2,318,082
Technology Hardware, Storage & Peripherals	451,046	—	—	451,046
Textiles, Apparel & Luxury Goods	870,182	—	—	870,182
Trading Companies & Distributors	1,514,162	—	—	1,514,162
Transportation Infrastructure	79,342	—	—	79,342
Wireless Telecommunication Services	69,318	—	—	69,318
Short-Term Investments	13,185,175	—	—	13,185,175

TOTAL INVESTMENTS	$68,438,136	$—	$0	$68,438,136

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 3.9%
APA Group	102,950	$697,701
Challenger, Ltd.	49,525	319,635
Sonic Healthcare, Ltd.	42,040	607,331
Woolworths, Ltd. (a)	45,151	767,586

		2,392,253

BRAZIL — 0.8%
TOTVS SA	66,100	507,314

CANADA — 19.1%
Agrium, Inc. (a)	5,849	518,539
Bank of Montreal	6,558	399,884
Bank of Nova Scotia	10,243	502,627
Canadian Apartment Properties	16,737	373,702
Canadian Imperial Bank of Commerce (a)	6,447	483,581
Canadian Western Bank (a)	20,881	389,869
Emera, Inc. (a)	19,326	710,316
Enbridge Income Fund Holdings, Inc. (a)	48,353	1,106,536
Finning International, Inc. (a)	41,682	614,539
Fortis, Inc. (a)	20,663	650,347
IGM Financial, Inc. (a)	20,975	634,382
National Bank of Canada (a)	15,914	522,777
Power Corp. of Canada	16,804	389,229
Power Financial Corp. (a)	16,758	420,683
RioCan Real Estate Investment Trust	27,303	561,490
Rogers Communications, Inc. Class B	15,260	613,491
Royal Bank of Canada	6,906	399,533
Shaw Communications, Inc. Class B (a)	40,021	776,317
TELUS Corp.	23,757	776,563
TransCanada Corp. (a)	20,106	793,701

		11,638,106

FINLAND — 1.8%
Fortum Oyj (a)	73,823	1,119,704

FRANCE — 4.6%
Klepierre REIT	7,207	345,756
Sanofi	5,797	468,099
Technip SA	14,264	791,759
TOTAL SA	19,071	870,599
Unibail-Rodamco SE	1,267	349,114

		2,825,327

GERMANY — 1.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,651	336,300
Siemens AG	5,681	603,033

		939,333

HONG KONG — 5.0%
CK Hutchison Holdings, Ltd.	38,000	493,338
CLP Holdings, Ltd.	63,500	574,292
Hysan Development Co., Ltd.	73,000	311,047
Link REIT	53,500	317,280
Sino Land Co., Ltd.	252,887	400,365
Sun Hung Kai Properties, Ltd.	24,000	293,481
Wharf Holdings, Ltd.	66,000	360,779
Wheelock & Co., Ltd.	64,000	285,900

		3,036,482

INDONESIA — 1.0%
Astra International Tbk PT	1,110,100	606,955

ITALY — 1.7%
Atlantia SpA	18,284	507,762
Hera SpA	171,721	513,868

		1,021,630

JAPAN — 0.9%
Canon, Inc.	18,800	561,182

NETHERLANDS — 1.0%
Boskalis Westminster	14,785	582,023

NORWAY — 0.9%
Orkla ASA	62,030	562,085

PORTUGAL — 1.3%
EDP — Energias de Portugal SA (b)	219,182	780,778

SINGAPORE — 2.2%
Singapore Post, Ltd.	507,200	615,826
Singapore Telecommunications, Ltd.	258,300	732,739

		1,348,565

SOUTH AFRICA — 9.5%
AVI, Ltd.	127,837	755,132
Foschini Group, Ltd.	104,606	1,005,947
MTN Group, Ltd.	176,772	1,624,937
Sanlam, Ltd.	84,849	395,112
SPAR Group, Ltd.	44,678	604,496
Standard Bank Group, Ltd.	70,160	631,955
Truworths International, Ltd. (a)	115,583	771,863

		5,789,442

SPAIN — 3.2%
Abertis Infraestructuras SA	44,178	727,457
Enagas SA (b)	23,472	706,536
Red Electrica Corp. SA	6,237	542,293

		1,976,286

SWEDEN — 3.5%
Castellum AB	20,431	325,366
Skanska AB Class B	30,343	693,569
TeliaSonera AB	208,306	1,083,581

		2,102,516

SWITZERLAND — 2.6%
Baloise Holding AG	2,382	303,953
PSP Swiss Property AG (b)	3,278	316,624
Sulzer AG (a)	5,663	564,733
Swiss Prime Site AG (b)	4,526	400,778

		1,586,088

THAILAND — 3.4%
Advanced Info Service PCL NVDR	240,700	1,245,236
Bangkok Bank PCL	76,300	394,730
Siam Commercial Bank PCL NVDR	112,800	452,098

		2,092,064

UNITED KINGDOM — 10.0%
Aberdeen Asset Management PLC (a)	159,257	634,969
BAE Systems PLC	76,025	556,188
British American Tobacco PLC	10,030	589,619
Carillion PLC (a)	195,612	826,871
Close Brothers Group PLC	16,367	296,877

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

GlaxoSmithKline PLC	38,847	$788,387
IMI PLC	52,374	717,015
Pennon Group PLC	39,333	458,485
Tate & Lyle PLC	71,082	590,520
UBM PLC	74,155	640,564

		6,099,495

UNITED STATES — 21.3%
AT&T, Inc. (a)	21,091	826,134
Chevron Corp.	7,708	735,343
CME Group, Inc.	4,694	450,859
Consolidated Edison, Inc. (a)	7,655	586,526
Entergy Corp.	9,617	762,436
Helmerich & Payne, Inc. (a)	15,341	900,823
Mattel, Inc. (a)	28,753	966,676
Mercury General Corp. (a)	8,823	489,676
National Health Investors, Inc. (a)	6,866	456,726
New York Community Bancorp, Inc.	29,945	476,125
Old Republic International Corp.	16,402	299,829
People’s United Financial, Inc. (a)	20,849	332,125
PPL Corp.	17,287	658,116
RR Donnelley & Sons Co. (a)	70,029	1,148,476
Southern Co.	12,631	653,402
Tupperware Brands Corp. (a)	12,765	740,115
Verizon Communications, Inc. (a)	14,152	765,340
Waddell & Reed Financial, Inc. Class A (a)	18,809	442,764
Williams Cos., Inc. (a)	82,452	1,325,004

		13,016,495

TOTAL COMMON STOCKS (Cost $62,043,397)		60,584,123

SHORT-TERM INVESTMENTS — 16.7%
UNITED STATES — 16.7%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	9,888,138	9,888,138
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	306,965	306,965

TOTAL SHORT-TERM INVESTMENTS (Cost $10,195,103)		10,195,103

TOTAL INVESTMENTS — 116.0% (Cost $72,238,500)		70,779,226
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.0)%		(9,744,543)

NET ASSETS — 100.0%		$61,034,683

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,392,253	$—	$—	$2,392,253
Brazil	507,314	—	—	507,314
Canada	11,638,106	—	—	11,638,106
Finland	1,119,704	—	—	1,119,704
France	2,825,327	—	—	2,825,327
Germany	939,333	—	—	939,333
Hong Kong	3,036,482	—	—	3,036,482
Indonesia	606,955	—	—	606,955
Italy	1,021,630	—	—	1,021,630
Japan	561,182	—	—	561,182
Netherlands	582,023	—	—	582,023
Norway	562,085	—	—	562,085
Portugal	780,778	—	—	780,778

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Singapore	$1,348,565	$—	$—	$1,348,565
South Africa	5,789,442	—	—	5,789,442
Spain	1,976,286	—	—	1,976,286
Sweden	2,102,516	—	—	2,102,516
Switzerland	1,586,088	—	—	1,586,088
Thailand	2,092,064	—	—	2,092,064
United Kingdom	6,099,495	—	—	6,099,495
United States	13,016,495	—	—	13,016,495
Short-Term Investments	10,195,103	—	—	10,195,103

TOTAL INVESTMENTS	$70,779,226	$—	$—	$70,779,226

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 22.9%
APA Group	1,882,984	$12,761,152
ASX, Ltd.	126,274	4,024,354
Aurizon Holdings, Ltd.	5,482,190	16,700,005
Australia & New Zealand Banking Group, Ltd.	306,402	5,529,514
Bank of Queensland, Ltd.	467,123	4,355,131
Bendigo & Adelaide Bank, Ltd.	589,246	4,020,570
Commonwealth Bank of Australia	58,429	3,367,391
CSR, Ltd.	3,733,861	9,478,496
Dexus Property Group REIT	625,348	3,819,527
Downer EDI, Ltd.	2,229,349	6,585,316
DUET Group	7,498,340	13,151,259
Genworth Mortgage Insurance Australia, Ltd. (a)	2,173,179	4,162,576
Insurance Australia Group, Ltd.	1,164,093	4,996,768
IOOF Holdings, Ltd. (a)	761,628	5,196,774
National Australia Bank, Ltd.	271,205	5,474,303
Spark Infrastructure Group (a)	3,638,418	5,793,624
Stockland REIT	1,135,620	3,730,167
Suncorp Group, Ltd.	501,155	4,591,464
Tatts Group, Ltd.	2,910,045	8,461,724
Telstra Corp., Ltd.	3,781,318	15,503,785
Vicinity Centres REIT	1,671,074	4,100,659
Westpac Banking Corp.	204,846	4,782,484
Woodside Petroleum, Ltd.	1,226,260	24,488,072
Woolworths, Ltd. (a)	1,286,994	21,879,437

		196,954,552

BELGIUM — 0.7%
bpost SA	229,118	6,374,550

BRAZIL — 1.1%
Cia Energetica de Minas Gerais ADR	4,280,086	9,672,994

CANADA — 13.2%
Crescent Point Energy Corp. (a)	2,553,737	35,499,008
Enbridge Income Fund Holdings, Inc. (a)	346,961	7,940,041
Inter Pipeline, Ltd. (a)	724,494	14,983,350
Pembina Pipeline Corp. (a)	803,132	21,800,583
PrairieSky Royalty, Ltd. (a)	722,815	13,769,501
Smart Real Estate Investment Trust REIT	139,968	3,671,664
Whitecap Resources, Inc. (a)	2,696,207	16,134,093

		113,798,240

CHINA — 4.1%
Agricultural Bank of China, Ltd. Class H (a)	10,574,000	3,803,425
Bank of China, Ltd. Class H	9,236,000	3,834,169
China Construction Bank Corp. Class H	6,246,000	3,986,012
China South City Holdings, Ltd. (a)	18,690,000	3,855,322
Country Garden Holdings Co., Ltd. (a)	9,054,200	3,595,276
Evergrande Real Estate Group, Ltd. (a)	6,178,000	4,770,964
Huaneng Power International, Inc. Class H	4,720,000	4,223,115

Industrial & Commercial Bank of China, Ltd. Class H	7,033,000	3,935,154
KWG Property Holding, Ltd.	4,986,000	3,278,339

		35,281,776

CZECH REPUBLIC — 0.4%
Komercni banka A/S	17,230	3,810,959

FINLAND — 3.2%
Fortum Oyj (a)	1,473,599	22,350,691
Orion Oyj Class B	164,371	5,441,328

		27,792,019

FRANCE — 3.1%
Electricite de France SA (a)	1,774,878	19,950,563
Fonciere Des Regions	34,892	3,302,167
ICADE	48,886	3,750,267

		27,002,997

GERMANY — 2.2%
Drillisch AG (a)	251,267	10,320,817
Freenet AG	298,527	8,943,505

		19,264,322

HONG KONG — 5.5%
New World Development Co., Ltd.	3,456,000	3,292,680
Sands China, Ltd.	6,923,600	28,206,581
SJM Holdings, Ltd. (a)	14,879,000	10,627,104
Yue Yuen Industrial Holdings, Ltd.	1,437,500	4,938,971

		47,065,336

ITALY — 3.8%
Snam SpA	2,515,277	15,778,900
Terna Rete Elettrica Nazionale SpA	2,169,659	12,399,266
UnipolSai SpA (b)	1,844,660	4,275,637

		32,453,803

NETHERLANDS — 1.0%
Delta Lloyd NV (a)	1,901,691	8,850,326

NEW ZEALAND — 2.4%
Fletcher Building, Ltd.	1,302,252	7,133,770
SKY Network Television, Ltd.	1,438,006	4,972,068
Spark New Zealand, Ltd.	3,452,567	8,749,475

		20,855,313

NORWAY — 1.3%
Gjensidige Forsikring ASA	152,873	2,607,874
TGS Nopec Geophysical Co. ASA	535,953	8,183,874

		10,791,748

PORTUGAL — 1.8%
EDP — Energias de Portugal SA (b)	4,370,211	15,567,718

RUSSIA — 0.9%
Mobile TeleSystems PJSC ADR	988,413	7,996,261

SINGAPORE — 0.8%
CapitaLand Mall Trust REIT	2,283,300	3,543,812
United Overseas Bank, Ltd.	252,000	3,531,293

		7,075,105

SOUTH AFRICA — 5.4%
Barclays Africa Group, Ltd.	462,879	4,707,783
Coronation Fund Managers, Ltd. (a)	1,718,868	8,577,979
Growthpoint Properties, Ltd. REIT	2,204,475	3,682,618

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

MMI Holdings, Ltd. (a)	2,974,495	$5,035,690
MTN Group, Ltd. (a)	704,778	6,478,514
Nedbank Group, Ltd. (a)	301,429	3,981,002
Redefine Properties, Ltd. REIT	7,971,526	6,492,989
Standard Bank Group, Ltd.	495,578	4,463,841
Vodacom Group, Ltd.	319,637	3,488,668

		46,909,084

SPAIN — 2.4%
Banco Bilbao Vizcaya Argentaria SA	477,737	3,180,417
Bolsas y Mercados Espanoles SHMSF SA (a)	105,925	3,422,040
Enagas SA (b)	467,855	14,083,009

		20,685,466

SWEDEN — 1.9%
NCC AB Class B	259,359	9,460,379
Nordea Bank AB	337,055	3,243,032
Swedbank AB Class A	166,386	3,589,736

		16,293,147

SWITZERLAND — 2.5%
STMicroelectronics NV (a)	2,464,173	13,680,817
Swiss Re AG	43,781	4,064,252
Zurich Insurance Group AG (b)	15,939	3,716,576

		21,461,645

THAILAND — 1.4%
Advanced Info Service PCL	960,369	4,968,367
BTS Group Holdings PCL NVDR	13,962,731	3,552,201
Krung Thai Bank PCL NVDR	6,005,500	3,192,236

		11,712,804

TURKEY — 3.1%
Eregli Demir ve Celik Fabrikalari TAS	7,004,994	10,548,416
Tofas Turk Otomobil Fabrikasi A/S	431,922	3,506,672
Turkcell Iletisim Hizmetleri A/S	2,917,293	12,277,559

		26,332,647

UNITED KINGDOM — 13.9%
Aberdeen Asset Management PLC (a)	1,295,543	5,165,421
Admiral Group PLC	139,386	3,972,732
Berkeley Group Holdings PLC	297,818	13,774,771
Imperial Brands PLC	290,996	16,156,941
National Grid PLC	1,348,666	19,136,256

Old Mutual PLC	1,383,916	3,840,957
Rio Tinto PLC	849,004	23,862,446
SSE PLC	839,863	18,010,455
Vodafone Group PLC	4,887,662	15,539,380

		119,459,359

TOTAL COMMON STOCKS (Cost $901,772,815)		853,462,171

RIGHTS — 0.1%
NETHERLANDS — 0.1%
Delta Lloyd NV (expiring 4/7/16) (a) (b) (Cost $934,075)	633,749	881,793

SHORT-TERM INVESTMENTS — 15.3%
UNITED STATES — 15.3%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	130,329,117	130,329,117
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	1,414,683	1,414,683

TOTAL SHORT-TERM INVESTMENTS (Cost $131,743,800)		131,743,800

TOTAL INVESTMENTS — 114.4% (Cost $1,034,450,690)		986,087,764
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.4)%		(123,917,199)

NET ASSETS — 100.0%		$862,170,565

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$196,954,552	$—	$—	$196,954,552
Belgium	6,374,550	—	—	6,374,550
Brazil	9,672,994	—	—	9,672,994
Canada	113,798,240	—	—	113,798,240
China	35,281,776	—	—	35,281,776

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Czech Republic	$3,810,959	$—	$—	$3,810,959
Finland	27,792,019	—	—	27,792,019
France	27,002,997	—	—	27,002,997
Germany	19,264,322	—	—	19,264,322
Hong Kong	47,065,336	—	—	47,065,336
Italy	32,453,803	—	—	32,453,803
Netherlands	8,850,326	—	—	8,850,326
New Zealand	20,855,313	—	—	20,855,313
Norway	10,791,748	—	—	10,791,748
Portugal	15,567,718	—	—	15,567,718
Russia	7,996,261	—	—	7,996,261
Singapore	7,075,105	—	—	7,075,105
South Africa	46,909,084	—	—	46,909,084
Spain	20,685,466	—	—	20,685,466
Sweden	16,293,147	—	—	16,293,147
Switzerland	21,461,645	—	—	21,461,645
Thailand	11,712,804	—	—	11,712,804
Turkey	26,332,647	—	—	26,332,647
United Kingdom	119,459,359	—	—	119,459,359
Rights
Netherlands	881,793	—	—	881,793
Short-Term Investments	131,743,800	—	—	131,743,800

TOTAL INVESTMENTS	$986,087,764	$—	$—	$986,087,764

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 6.3%
Adelaide Brighton, Ltd.	8,385	$32,702
Alumina, Ltd. (a)	62,488	62,490
Ansell, Ltd.	4,391	58,402
Aristocrat Leisure, Ltd.	14,974	118,643
AusNet Services	43,584	49,955
Bank of Queensland, Ltd.	11,707	109,148
Bendigo & Adelaide Bank, Ltd. (a)	13,317	90,865
BGP Holdings PLC (b) (c)	31,422	0
Boral, Ltd.	22,866	108,704
Challenger, Ltd.	13,026	84,070
Coca-Cola Amatil, Ltd.	12,271	83,445
Cochlear, Ltd.	1,800	141,650
Computershare, Ltd.	13,453	101,210
Domino’s Pizza Enterprises, Ltd.	1,653	73,090
DUET Group	52,991	92,940
Flight Centre Travel Group, Ltd. (a)	1,657	55,103
Fortescue Metals Group, Ltd. (a)	45,933	90,102
Harvey Norman Holdings, Ltd.	24,962	90,249
Healthscope, Ltd.	32,849	67,216
Iluka Resources, Ltd.	12,254	61,837
Incitec Pivot, Ltd.	45,458	111,550
Medibank Pvt, Ltd.	72,002	162,285
Mirvac Group REIT	87,829	130,733
Orica, Ltd. (a)	9,739	115,148
Platinum Asset Management, Ltd.	4,120	20,125
REA Group, Ltd. (a)	1,151	47,838
Reece, Ltd.	1,274	32,939
Santos, Ltd.	43,184	133,874
SEEK, Ltd. (a)	9,173	114,171
Spark Infrastructure Group (a)	38,087	60,648
Star Entertainment Group, Ltd.	26,932	117,675
Tabcorp Holdings, Ltd.	23,448	77,200
Tatts Group, Ltd.	51,095	148,572
Treasury Wine Estates, Ltd.	22,439	166,398
Washington H Soul Pattinson & Co., Ltd. (a)	3,232	41,520

		3,052,497

AUSTRIA — 0.9%
ams AG	2,039	70,156
BUWOG AG (b)	1,646	35,413
IMMOFINANZ AG (b)	33,604	71,532
Mayr Melnhof Karton AG	203	24,405
Oesterreichische Post AG	859	34,975
Raiffeisen Bank International AG (b)	2,439	37,008
Telekom Austria AG (a)	3,001	18,491
UNIQA Insurance Group AG	3,839	27,023
Verbund AG (a)	3,016	38,596
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,219	25,838
Wienerberger AG	2,768	53,244

		436,681

BELGIUM — 1.3%
Ackermans & van Haaren NV	678	96,307
bpost SA	1,915	53,279
Cie d’Entreprises CFE	55	5,216
Cofinimmo SA	829	101,885

D’ieteren SA	457	19,269
Elia System Operator SA	712	35,469
Euronav NV	2,723	27,899
Financiere de Tubize SA	433	28,120
Galapagos NV (b)	844	35,576
KBC Ancora	133	4,364
Ontex Group NV	858	28,173
Sofina SA	530	63,174
Umicore SA	2,172	108,286

		607,017

CANADA — 7.6%
Air Canada (b)	8,743	60,565
Allied Properties Real Estate Investment Trust	3,680	99,493
AltaGas, Ltd. (a)	2,800	72,303
Amaya, Inc. (b)	3,607	48,523
Atco, Ltd. Class I	3,177	96,480
BlackBerry, Ltd. (b)	11,322	92,260
CAE, Inc.	6,975	80,996
Canadian Apartment Properties	1,648	36,796
Canadian Real Estate Investment Trust	1,009	35,158
Canfor Corp. (b)	2,235	30,844
CCL Industries, Inc. Class B	824	157,034
Cineplex, Inc.	1,769	69,163
Cominar Real Estate Investment Trust	1,882	25,026
Concordia Healthcare Corp. (a)	487	12,515
DH Corp.	4,253	127,020
E-L Financial Corp., Ltd.	88	45,176
Eldorado Gold Corp. (b)	19,100	60,248
Element Financial Corp.	10,339	111,907
Emera, Inc. (a)	3,561	130,883
Empire Co., Ltd. Class A (a)	4,200	73,060
Finning International, Inc. (a)	4,000	58,974
First Capital Realty, Inc. (a)	2,587	41,242
First Quantum Minerals, Ltd. (a)	18,800	99,418
Genworth MI Canada, Inc. (a)	710	16,803
H&R Real Estate Investment Trust	730	11,846
Hudson’s Bay Co. (a)	3,406	50,532
Industrial Alliance Insurance & Financial Services, Inc.	2,785	84,404
Kinross Gold Corp. (b)	37,114	127,114
Linamar Corp.	1,533	74,063
Lundin Mining Corp. (a) (b)	18,102	57,240
MacDonald Dettwiler & Associates, Ltd.	944	60,211
Maple Leaf Foods, Inc.	2,798	58,731
Methanex Corp. (a)	2,200	70,995
Northland Power, Inc. (a)	1,000	16,560
Peyto Exploration & Development Corp. (a)	3,800	84,875
PrairieSky Royalty, Ltd. (a)	3,776	71,932
Progressive Waste Solutions, Ltd. (a)	4,810	150,163
Ritchie Bros Auctioneers, Inc. (a)	2,661	72,211
Seven Generations Energy, Ltd. Class A (b)	5,432	82,103
Silver Wheaton Corp. (a)	10,600	176,605
Smart Real Estate Investment Trust REIT	1,578	41,394
SNC-Lavalin Group, Inc.	3,700	135,734
Stantec, Inc. (a)	2,596	66,232
Stella-Jones, Inc.	800	28,760

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Teck Resources, Ltd. Class B	12,400	$94,430
Veresen, Inc. (a)	9,139	61,965
Vermilion Energy, Inc. (a)	2,700	79,344
West Fraser Timber Co., Ltd.	1,990	80,172
WestJet Airlines, Ltd.	3,137	49,937
Whitecap Resources, Inc. (a)	9,096	54,431
WSP Global, Inc. (a)	1,705	50,750

		3,674,621

CHINA — 0.0% (d)
China Traditional Chinese Medicine Co., Ltd. (b)	28,000	13,754

DENMARK — 0.7%
Dfds A/S	810	29,486
GN Store Nord A/S (a)	5,505	115,271
Sydbank A/S	2,431	69,792
Topdanmark A/S (b)	2,314	59,001
William Demant Holding A/S (b)	702	70,705

		344,255

FINLAND — 1.1%
Amer Sports Oyj	3,079	89,647
Cargotec Oyj (a)	1,085	35,102
Citycon Oyj	2,262	5,717
Huhtamaki Oyj	2,217	82,436
Kesko Oyj Class B	2,060	91,105
Metso Oyj (a)	3,033	72,478
Nokian Renkaat Oyj (a)	3,748	132,487

		508,972

FRANCE — 3.7%
Air France-KLM (b)	3,470	33,065
Areva SA (a) (b)	969	4,307
BioMerieux	426	48,860
Criteo SA ADR (b)	1,348	55,834
Edenred	4,871	94,751
Elior (e)	1,415	31,072
Eurazeo SA	889	60,196
Faurecia (b)	1,437	54,522
Havas SA	7,647	61,409
Korian SA	3,036	89,571
Lagardere SCA	3,922	104,359
Mercialys SA	2,901	67,423
Metropole Television SA	2,038	37,217
Nexity SA	1,018	53,125
Orpea	1,274	106,242
Plastic Omnium SA	1,831	63,065
Remy Cointreau SA	1,437	109,256
Rexel SA (b)	6,365	91,064
Rothschild & Co.	581	14,387
Rubis SCA	1,331	107,036
Sartorius Stedim Biotech	141	53,754
SEB SA	874	90,792
Societe Television Francaise 1	3,414	44,273
Somfy SA	19	6,495
Sopra Steria Group	288	34,083
SPIE SA (b)	588	11,726
Technicolor SA	9,052	56,631
Teleperformance	1,811	159,444
Vicat SA	523	33,971

Worldline SA (b) (e)	533	13,745
XPO Logistic Europe SA	33	7,632

		1,799,307

GERMANY — 4.3%
Aareal Bank AG	1,643	53,323
Aurubis AG	794	39,567
Carl Zeiss Meditec AG	797	24,649
CTS Eventim AG & Co. KGaA	1,575	56,042
Deutsche EuroShop AG	848	39,891
DMG Mori AG	1,155	53,858
Drillisch AG (a)	1,851	76,030
Duerr AG	768	60,448
Freenet AG	4,164	124,748
Gerresheimer AG	1,153	90,567
Grand City Properties SA	1,431	32,940
GRENKELEASING AG	155	33,012
Hella KGaA Hueck & Co.	542	23,035
Jungheinrich AG Preference Shares	439	40,106
KION Group AG	1,129	65,923
Krones AG	399	48,128
KUKA AG (a)	826	86,625
KWS Saat SE	64	20,913
Lanxess AG	2,011	96,799
LEG Immobilien AG (b)	1,557	146,999
Leoni AG (a)	1,193	41,226
MTU Aero Engines AG	1,546	148,498
Nordex SE (b)	1,451	39,874
Puma SE (a)	71	15,700
Rational AG	73	39,073
Rheinmetall AG	1,022	81,780
Rocket Internet SE (a) (b) (e)	1,132	31,746
Sartorius AG Preference Shares	257	65,587
Schaeffler AG Preference Shares (b)	2,048	32,977
Scout24 AG (b) (e)	944	32,810
Software AG	1,652	64,675
STADA Arzneimittel AG	2,006	79,745
Stroeer SE & Co. KGaA (a)	457	28,773
Suedzucker AG	1,362	24,049
Wacker Chemie AG	157	13,837
Wirecard AG (a)	3,485	132,245

		2,086,198

HONG KONG — 2.2%
ASM Pacific Technology, Ltd.	6,100	47,894
Brightoil Petroleum Holdings, Ltd. (a)	75,000	22,433
Champion REIT	93,000	47,360
Chinese Estates Holdings, Ltd.	12,000	30,539
Dah Sing Banking Group, Ltd. (a)	3,200	5,619
First Pacific Co., Ltd.	72,500	54,119
Genting Hong Kong, Ltd. (a)	52,999	16,695
Goldin Properties Holdings, Ltd. (a) (b)	36,000	17,312
Great Eagle Holdings, Ltd.	4,069	14,741
Guoco Group, Ltd.	1,000	10,701
Haitong International Securities Group, Ltd.	48,000	27,724
Hopewell Holdings, Ltd.	31,500	101,730
Hutchison Telecommunications Hong Kong Holdings, Ltd.	20,000	7,039
Hysan Development Co., Ltd.	14,000	59,653

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Johnson Electric Holdings, Ltd. (a)	10,000	$30,877
Kerry Logistics Network, Ltd. (a)	12,000	17,265
Kerry Properties, Ltd.	14,000	38,445
Kingston Financial Group, Ltd. (a) (b)	96,000	45,670
Lifestyle International Holdings, Ltd. (a)	8,000	10,788
Melco International Development, Ltd. (a)	33,000	45,948
Noble Group, Ltd. (a) (b)	144,000	47,052
Nord Anglia Education, Inc. (a) (b)	1,028	21,475
NWS Holdings, Ltd.	36,124	57,656
Orient Overseas International, Ltd.	5,000	19,306
Pacific Textiles Holdings, Ltd.	11,000	15,883
PCCW, Ltd.	139,807	90,482
Shangri-La Asia, Ltd.	66,000	75,304
Stella International Holdings, Ltd. (a)	17,500	41,152
VTech Holdings, Ltd.	3,300	39,184

		1,060,046

INDIA — 0.0% (d)
Vedanta Resources PLC (a)	1,523	7,508

IRELAND — 0.8%
Kingspan Group PLC	3,249	86,451
Paddy Power Betfair PLC (f)	858	119,682
Paddy Power Betfair PLC (f)	1,109	154,937
Permanent TSB Group Holdings PLC (b)	1,812	5,619

		366,689

ISRAEL — 1.0%
Azrieli Group, Ltd.	714	28,013
Bezeq The Israeli Telecommunication Corp., Ltd.	57,347	129,277
Delek Group, Ltd.	124	21,254
Elbit Systems, Ltd.	443	41,678
Frutarom Industries, Ltd.	798	41,816
Israel Corp., Ltd.	75	12,596
Mizrahi Tefahot Bank, Ltd.	2,964	34,745
NICE-Systems, Ltd.	2,055	134,741
Osem Investments, Ltd.	1,875	40,961
Tower Semiconductor, Ltd. (b)	1	12

		485,093

ITALY — 3.0%
A2A SpA	34,209	44,557
ACEA SpA	365	5,594
Anima Holding SpA (e)	5,400	39,567
Ansaldo STS SpA	3,535	42,257
Autogrill SpA (b)	2,998	24,974
Azimut Holding SpA	2,791	64,405
Banca Generali SpA	1,483	43,685
Banca Popolare dell’Emilia Romagna SC	12,307	58,678
Banca Popolare di Milano Scarl	173,375	121,407
Banca Popolare di Sondrio Scarl	13,655	47,958
Brembo SpA	388	20,096
Buzzi Unicem SpA (f)	36	623
Buzzi Unicem SpA (f)	3,478	36,621
Davide Campari-Milano SpA	9,107	91,170
De’ Longhi SpA	1,404	31,999
DiaSorin SpA	619	35,798
ERG SpA	255	3,475
FinecoBank Banca Fineco SpA	13,714	115,646

Hera SpA	12,429	37,193
Infrastrutture Wireless Italiane SpA (b) (e)	2,728	13,697
Italcementi SpA	5,789	67,948
Moncler SpA	4,194	70,972
Prysmian SpA	6,417	145,592
Recordati SpA	3,922	98,325
Saipem SpA (b)	148,626	59,634
Salvatore Ferragamo SpA (a)	355	9,086
Saras SpA (b)	6,975	11,215
Tod’s SpA (a)	537	38,307
Unipol Gruppo Finanziario SpA	13,794	55,897

		1,436,376

JAPAN — 31.0%
Activia Properties, Inc.	4	20,784
Advance Residence Investment Corp.	60	152,089
AEON Financial Service Co., Ltd. (a)	5,200	122,881
Aeon Mall Co., Ltd.	1,000	14,832
Air Water, Inc. (a)	7,000	103,759
Alfresa Holdings Corp.	8,800	169,040
Amada Holdings Co., Ltd.	11,100	108,437
Aozora Bank, Ltd. (a)	5,000	17,483
Asahi Intecc Co., Ltd.	700	32,822
Bank of Kyoto, Ltd.	11,000	71,836
Benesse Holdings, Inc. (a)	3,300	95,129
Brother Industries, Ltd. (a)	4,300	49,506
Calbee, Inc. (a)	4,700	186,921
Canon Marketing Japan, Inc.	3,300	57,723
Chugoku Bank, Ltd. (a)	6,400	66,736
Citizen Holdings Co., Ltd.	9,700	55,061
Coca-Cola East Japan Co., Ltd.	1,000	16,620
Coca-Cola West Co., Ltd.	300	7,436
COLOPL, Inc.	200	4,276
COOKPAD, Inc. (a)	700	11,229
Cosmos Pharmaceutical Corp.	100	16,647
Credit Saison Co., Ltd. (a)	3,900	67,975
CyberAgent, Inc. (a)	900	41,879
Daicel Corp.	11,200	153,260
Daiichikosho Co., Ltd. (a)	400	17,439
DeNA Co., Ltd. (a)	2,100	36,228
DIC Corp.	28,000	67,014
Disco Corp.	900	76,391
Dowa Holdings Co., Ltd. (a)	12,000	66,942
Ezaki Glico Co., Ltd.	1,100	56,470
FamilyMart Co., Ltd.	3,300	171,760
Fuji Electric Co., Ltd.	33,000	114,213
Fuji Media Holdings, Inc.	3,300	36,290
Fukuoka Financial Group, Inc.	33,000	107,754
GLP J — REIT	117	133,557
GungHo Online Entertainment, Inc. (a)	5,100	14,384
Gunma Bank, Ltd. (a)	17,000	70,332
H2O Retailing Corp.	800	13,830
Hachijuni Bank, Ltd.	14,000	60,412
Hakuhodo DY Holdings, Inc.	6,600	74,870
Hamamatsu Photonics KK (a)	6,600	182,330
Haseko Corp.	8,300	77,391
Hikari Tsushin, Inc. (a)	300	22,875
Hirose Electric Co., Ltd. (a)	500	55,207
Hiroshima Bank, Ltd. (a)	33,000	120,673

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

HIS Co., Ltd.	300	$8,395
Hisamitsu Pharmaceutical Co., Inc.	4,400	196,913
Hitachi Capital Corp. (a)	3,300	71,934
Hitachi Construction Machinery Co., Ltd. (a)	3,300	52,497
Hitachi High-Technologies Corp.	300	8,461
Hokkaido Electric Power Co., Inc. (b)	3,100	26,009
Hokuhoku Financial Group, Inc. (a)	33,000	43,454
Hokuriku Electric Power Co.	6,300	89,291
Hoshizaki Electric Co., Ltd.	2,300	192,153
Ibiden Co., Ltd. (a)	3,300	40,400
Idemitsu Kosan Co., Ltd. (a)	6,400	114,397
IHI Corp. (a)	30,000	63,526
Ito En, Ltd. (a)	400	12,652
Iyo Bank, Ltd. (a)	10,100	66,228
Izumi Co., Ltd.	300	12,959
J Front Retailing Co., Ltd.	12,700	168,701
Jafco Co., Ltd. (a) (b)	300	9,235
Japan Airport Terminal Co., Ltd. (a)	3,000	106,766
Japan Prime Realty Investment Corp.	33	134,619
Japan Retail Fund Investment Corp. REIT	77	185,110
JGC Corp. (a)	4,000	59,967
Joyo Bank, Ltd. (a)	33,000	113,332
JSR Corp.	6,200	89,253
JTEKT Corp.	4,500	58,455
Kakaku.com, Inc. (a)	4,000	74,381
Kaken Pharmaceutical Co., Ltd.	1,000	60,590
Kamigumi Co., Ltd.	8,000	75,377
Kaneka Corp.	11,000	94,346
Kansai Paint Co., Ltd. (a)	8,000	128,689
Kawasaki Kisen Kaisha, Ltd. (a)	28,000	54,308
Keihan Electric Railway Co., Ltd. (a)	16,000	112,888
Keikyu Corp. (a)	15,000	132,123
Keio Corp. (a)	16,000	140,647
Keisei Electric Railway Co., Ltd. (a)	10,000	140,843
Kewpie Corp. (a)	3,300	74,929
Kobayashi Pharmaceutical Co., Ltd.	300	26,371
Konami Holdings Corp. (a)	4,300	127,399
Kuraray Co., Ltd.	10,100	123,650
Kurita Water Industries, Ltd.	6,100	139,318
Laox Co., Ltd. (a) (b)	5,000	6,006
Lion Corp.	4,000	45,162
Mabuchi Motor Co., Ltd.	1,600	74,594
Marui Group Co., Ltd. (a)	10,900	156,428
Matsumotokiyoshi Holdings Co., Ltd.	900	47,164
Medipal Holdings Corp.	9,100	144,279
Minebea Co., Ltd. (a)	9,000	70,306
Miraca Holdings, Inc.	3,300	135,793
MISUMI Group, Inc. (a)	9,900	141,900
Mitsubishi Gas Chemical Co., Inc.	24,000	129,401
Mitsubishi Logistics Corp. (a)	2,000	26,300
Mitsubishi Materials Corp. (a)	50,000	141,465
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,200	75,598
Mitsui Chemicals, Inc.	33,000	110,103
Mitsui OSK Lines, Ltd. (a)	33,000	67,236
Mixi, Inc. (a)	1,400	52,066
MonotaRO Co., Ltd. (a)	1,400	41,666
Nabtesco Corp.	3,300	74,165

Nagoya Railroad Co., Ltd. (a)	33,000	154,437
Nankai Electric Railway Co., Ltd. (a)	22,000	119,596
NH Foods, Ltd. (a)	9,000	198,585
NHK Spring Co., Ltd.	7,100	68,034
Nifco, Inc. (a)	300	14,440
Nippon Electric Glass Co., Ltd. (a)	12,000	61,497
Nippon Express Co., Ltd.	33,000	150,327
Nippon Prologis, Inc. REIT	48	107,578
Nippon Shokubai Co., Ltd.	1,600	81,569
Nippon Yusen KK (a)	37,000	71,436
Nishi-Nippon City Bank, Ltd.	23,000	40,722
Nissan Chemical Industries, Ltd. (a)	5,400	139,330
Nisshin Seifun Group, Inc.	7,700	122,562
Nisshinbo Holdings, Inc.	1,000	10,632
NOK Corp.	3,300	56,431
Nomura Real Estate Holdings, Inc. (a)	3,300	61,070
Nomura Real Estate Master Fund, Inc.	102	152,462
NTN Corp.	25,000	79,852
NTT Urban Development Corp.	3,300	32,326
Obic Co., Ltd.	3,300	174,696
Oji Holdings Corp.	33,000	132,711
Orix JREIT, Inc. REIT (a)	70	108,679
Otsuka Corp.	900	47,564
Park24 Co., Ltd. (a)	3,300	92,486
Pigeon Corp. (a)	2,400	62,715
Pilot Corp.	700	26,718
Pola Orbis Holdings, Inc.	200	16,602
Resorttrust, Inc. (a)	1,800	40,502
Rinnai Corp. (a)	1,900	168,032
Sankyo Co., Ltd.	3,300	123,022
Sanrio Co., Ltd. (a)	3,300	64,623
SBI Holdings, Inc.	6,600	67,119
SCSK Corp.	400	15,659
Seino Holdings Co., Ltd.	3,000	32,377
Seven Bank, Ltd. (a)	17,100	73,028
Sharp Corp. (a) (b)	38,000	43,614
Shikoku Electric Power Co., Inc. (a)	6,300	84,583
Shimadzu Corp. (a)	10,000	157,035
Shimamura Co., Ltd.	300	37,502
Showa Shell Sekiyu KK	6,000	53,917
Skylark Co., Ltd.	1,700	22,476
Sohgo Security Services Co., Ltd.	1,800	97,691
Sojitz Corp. (a)	38,900	79,949
Sotetsu Holdings, Inc. (a)	4,000	24,556
Square Enix Holdings Co., Ltd.	1,300	35,162
Stanley Electric Co., Ltd.	7,000	158,504
Start Today Co., Ltd.	900	36,354
Sumco Corp.	3,500	22,047
Sumitomo Heavy Industries, Ltd. (a)	33,000	136,527
Sumitomo Rubber Industries, Ltd. (a)	4,200	64,983
Sundrug Co., Ltd.	300	22,474
Suruga Bank, Ltd. (a)	9,900	174,227
Suzuken Co., Ltd.	3,600	122,514
Taiheiyo Cement Corp.	33,000	76,044
Takashimaya Co., Ltd.	17,000	142,328
Teijin, Ltd.	28,000	97,656
Temp Holdings Co., Ltd.	2,700	39,205
THK Co., Ltd. (a)	3,700	68,341
Tobu Railway Co., Ltd. (a)	29,000	144,748
Toho Co., Ltd.	4,500	118,551

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Toho Gas Co., Ltd. (a)	14,000	$99,524
Tokyo Tatemono Co., Ltd.	8,500	106,028
Tokyu Fudosan Holdings Corp.	5,600	38,066
Tosoh Corp.	18,000	75,751
Toyo Seikan Group Holdings, Ltd. (a)	4,300	80,648
Toyo Suisan Kaisha, Ltd.	5,000	179,723
Toyo Tire & Rubber Co., Ltd.	1,900	28,400
Toyota Boshoku Corp.	3,300	53,848
Trend Micro, Inc.	3,300	120,966
Tsuruha Holdings, Inc.	1,000	98,492
United Urban Investment Corp.	101	163,458
Welcia Holdings Co., Ltd.	200	11,531
Yamada Denki Co., Ltd. (a)	29,500	139,633
Yamaguchi Financial Group, Inc. (a)	8,000	72,815
Yamaha Corp.	5,200	156,840
Yamazaki Baking Co., Ltd.	5,000	105,476
Yaoko Co., Ltd.	100	4,426
Yaskawa Electric Corp. (a)	7,800	90,148
Yokogawa Electric Corp.	5,700	58,980
Yokohama Rubber Co., Ltd. (a)	4,000	65,875
Zenkoku Hosho Co., Ltd.	400	13,595
Zeon Corp.	2,000	12,954

		14,998,505

LUXEMBOURG — 0.4%
APERAM SA	1,084	41,456
B&M European Value Retail SA	12,553	47,885
Cosmo Pharmaceuticals SA (b)	74	11,815
Eurofins Scientific SE	252	92,568
L’Occitane International SA	10,500	18,735

		212,459

MALTA — 0.1%
Unibet Group PLC SDR (a)	5,320	60,473

NETHERLANDS — 1.5%
Aalberts Industries NV	2,584	89,781
Arcadis NV	3,330	62,195
ASM International NV	2,137	95,862
Cimpress NV (a) (b)	793	71,917
Delta Lloyd NV (a)	5,336	24,833
Eurocommercial Properties NV	1,867	87,506
Euronext NV (e)	1,659	68,985
SBM Offshore NV (b)	6,571	83,716
TNT Express NV	11,027	99,094
TomTom NV (b)	1,996	19,516
Wereldhave NV	302	16,915

		720,320

NEW ZEALAND — 1.4%
Auckland International Airport, Ltd.	21,423	95,640
Contact Energy, Ltd.	17,940	62,279
Fisher & Paykel Healthcare Corp., Ltd.	27,686	188,379
Fletcher Building, Ltd.	15,426	84,504
Meridian Energy, Ltd.	29,805	54,217
Mighty River Power, Ltd.	12,734	25,816
Ryman Healthcare, Ltd.	11,541	66,908
Spark New Zealand, Ltd.	45,066	114,206
Vector, Ltd.	1,415	3,223

		695,172

NORWAY — 0.1%
Golar LNG, Ltd. (a)	2,337	41,996

PORTUGAL — 0.4%
Banco Comercial Portugues SA (a) (b)	968,609	39,405
NOS SGPS SA (b)	12,304	82,163
Portucel SA	7,028	25,628
Sonae SGPS SA	29,472	35,566

		182,762

SINGAPORE — 2.4%
Ascendas REIT	61,004	108,272
CapitaLand Commercial Trust, Ltd.	40,100	43,775
CapitaLand Mall Trust REIT	60,000	93,123
ComfortDelGro Corp., Ltd.	75,600	163,933
Fraser and Neave, Ltd.	1,000	1,474
Golden Agri-Resources, Ltd.	165,000	50,238
Hutchison Port Holdings Trust	120,000	60,000
Keppel REIT	20,200	14,926
Mapletree Commercial Trust	22,900	23,978
Olam International, Ltd.	10,000	12,773
SATS, Ltd.	32,900	96,506
Sembcorp Industries, Ltd.	20,000	44,854
Sembcorp Marine, Ltd. (a)	16,000	19,605
SIA Engineering Co., Ltd. (a)	4,400	11,763
Singapore Post, Ltd. (a)	68,600	83,292
Singapore Press Holdings, Ltd. (a)	35,000	103,965
StarHub, Ltd. (a)	6,000	14,926
Suntec Real Estate Investment Trust (a)	64,000	79,608
UOL Group, Ltd. (a) (b)	34,470	153,587

		1,180,598

SOUTH KOREA — 5.5%
BGF retail Co., Ltd.	245	35,135
BNK Financial Group, Inc.	8,735	74,090
CJ CGV Co., Ltd.	310	26,755
CJ CheilJedang Corp.	199	60,469
CJ E&M Corp.	457	25,495
CJ Korea Express Corp. (b)	181	30,072
Cuckoo Electronics Co., Ltd.	54	9,467
Daewoo Engineering & Construction Co., Ltd. (b)	5,759	31,625
Daewoo Securities Co., Ltd.	8,066	58,330
Dongbu Insurance Co., Ltd.	1,813	120,328
Dongsuh Cos., Inc.	1,210	34,017
GS Holdings Corp.	2,554	131,765
GS Retail Co., Ltd.	618	25,480
Hankook Tire Co., Ltd.	1,682	80,011
Hanmi Pharm Co., Ltd.	112	68,457
Hanon Systems	2,700	21,721
Hansae Co., Ltd.	474	23,501
Hanwha Chemical Corp.	2,610	56,943
Hanwha Corp.	2,806	87,105
Hotel Shilla Co., Ltd. (a)	980	56,987
Hyosung Corp.	605	76,180
Hyundai Department Store Co., Ltd.	360	43,284
Hyundai Development Co-Engineering & Construction	1,745	70,114
Hyundai Engineering & Construction Co., Ltd.	1,581	58,271
Hyundai Greenfood Co., Ltd.	1,070	18,151
Hyundai Marine & Fire Insurance Co., Ltd.	1,676	48,656

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hyundai Wia Corp.	386	$35,441
KCC Corp.	155	56,383
KEPCO Plant Service & Engineering Co., Ltd.	531	29,763
Korea Gas Corp.	803	26,928
Korea Investment Holdings Co., Ltd.	1,981	76,132
Korean Air Lines Co., Ltd. (b)	735	19,924
LG Uplus Corp.	7,257	70,121
Loen Entertainment, Inc. (b)	113	7,717
Lotte Chilsung Beverage Co., Ltd.	15	23,859
Lotte Confectionery Co., Ltd.	37	83,085
Medy-Tox, Inc.	96	37,062
Meritz Securities Co., Ltd.	6,440	20,076
NCSoft Corp.	395	87,559
NH Investment & Securities Co., Ltd.	3,752	32,579
Orion Corp.	91	72,730
Ottogi Corp.	59	46,793
Pan Ocean Co., Ltd. (b)	3,420	11,170
Posco Daewoo Corp.	1,741	32,884
S-1 Corp.	743	57,434
Samlip General Foods Co., Ltd.	52	9,731
Samsung Electro-Mechanics Co., Ltd.	2,043	105,044
Samsung Heavy Industries Co., Ltd. (b)	4,550	43,964
Samsung SDI Co., Ltd.	1,346	116,521
Samsung Securities Co., Ltd.	2,282	79,718
Shinsegae Co., Ltd.	158	28,047
Young Poong Corp.	25	23,872
Youngone Corp.	482	20,273
Yuhan Corp.	107	26,245

		2,653,464

SPAIN — 2.4%
Abengoa Yield PLC (a)	829	14,740
Acciona SA	778	60,269
Acerinox SA (a)	4,218	48,931
Almirall SA	1,841	30,986
Atresmedia Corp. de Medios de Comunicacion SA	2,490	27,325
Bolsas y Mercados Espanoles SHMSF SA (a)	2,547	82,284
Cellnex Telecom SAU (e)	4,529	72,512
Cia de Distribucion Integral Logista Holdings SA	1,165	26,366
Corp. Financiera Alba SA	420	16,273
Distribuidora Internacional de Alimentacion SA (a)	15,452	80,400
Ebro Foods SA (a)	3,005	65,696
Fomento de Construcciones y Contratas SA (b)	3,498	30,223
Gamesa Corp. Tecnologica SA	9,638	190,720
Grupo Catalana Occidente SA	1,353	38,468
Inmobiliaria Colonial SA (b)	62,801	46,589
Mediaset Espana Comunicacion SA	6,094	70,173
Melia Hotels International SA (a)	2,285	26,924
Merlin Properties Socimi SA	6,455	75,176
Prosegur Cia de Seguridad SA (a)	6,283	35,441
Tecnicas Reunidas SA (a)	745	20,991
Viscofan SA	1,513	90,776

		1,151,263

SWEDEN — 4.0%
AAK AB	755	60,071
Axfood AB (a)	1,831	33,879
Axis Communications AB	14	582
Betsson AB (b)	3,025	47,017
BillerudKorsnas AB	5,213	85,333
Boliden AB	7,452	119,409
Castellum AB (a)	7,962	126,796
Elekta AB Class B (a)	12,592	94,207
Fabege AB	4,202	71,064
Fastighets AB Balder Class B (b)	1,154	29,324
Hexpol AB	7,675	85,444
Hufvudstaden AB Class A	3,539	56,184
Husqvarna AB Class B	10,224	74,851
Intrum Justitia AB	2,427	85,743
Investment AB Latour Class B	600	24,905
Lundin Petroleum AB (b)	5,375	91,167
NCC AB Class B	2,407	87,798
Nibe Industrier AB Class B	4,328	148,579
Nobia AB	2,607	27,303
Pandox AB (b)	876	15,258
Peab AB	11,150	98,685
SAA b AB Class B	1,672	57,420
Securitas AB Class B	8,900	147,662
SSAB AB Class A (a) (b)	7,761	28,012
SSAB AB Class B (a) (b)	947	2,848
Swedish Orphan Biovitrum AB (b)	3,503	49,174
Tele2 AB Class B	6,560	60,933
Trelleborg AB Class B	4,830	95,686
Wallenstam AB Class B	3,799	32,897

		1,938,231

SWITZERLAND — 3.1%
Allreal Holding AG (a) (b)	158	22,966
Aryzta AG (b)	2,306	95,910
Banque Cantonale Vaudoise (a)	131	91,651
Basellandschaftliche Kantonalbank	24	22,931
Bucher Industries AG (a)	191	46,611
Daetwyler Holding AG	178	26,635
DKSH Holding AG (a)	237	16,272
dorma+kaba Holding AG Class B	44	28,234
Emmi AG (b)	36	19,755
Flughafen Zuerich AG	231	207,686
Forbo Holding AG (b)	40	48,661
GAM Holding AG (b)	6,105	88,612
Georg Fischer AG	109	88,438
Leonteq AG (a) (b)	228	21,689
Logitech International SA	5,725	91,466
Luzerner Kantonalbank AG	58	24,014
OC Oerlikon Corp. AG (b)	3,913	40,534
Panalpina Welttransport Holding AG (a)	538	60,336
PSP Swiss Property AG (a) (b)	1,107	106,926
St Galler Kantonalbank AG	57	24,270
Straumann Holding AG	235	81,348
Sulzer AG	713	71,103
Sunrise Communications Group AG (b) (e)	1,018	70,106
Temenos Group AG (a) (b)	1,478	81,181
Vontobel Holding AG	558	24,268
VZ Holding AG	30	7,957

		1,509,560

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 13.3%
AA PLC	18,282	$69,581
Aggreko PLC	6,651	102,956
Ashmore Group PLC (a)	9,898	40,915
AVEVA Group PLC	1,876	42,468
Balfour Beatty PLC (b)	20,621	75,460
BBA Aviation PLC	31,204	89,878
BCA Marketplace PLC	18,675	48,986
Beazley PLC	21,163	109,442
Bellway PLC	3,487	131,461
Berendsen PLC	4,656	80,506
Booker Group PLC	43,696	108,212
Bovis Homes Group PLC	2,973	39,804
Britvic PLC	7,202	73,547
BTG PLC (b)	12,814	114,465
Cable & Wireless Communications PLC (a)	142,142	157,414
Card Factory PLC	5,937	27,904
Carillion PLC (a)	13,577	57,391
Cineworld Group PLC	3,965	30,632
Close Brothers Group PLC	4,283	77,688
Crest Nicholson Holdings PLC	6,093	49,305
Daily Mail & General Trust PLC Class A	7,039	70,415
Dialog Semiconductor PLC (b)	2,793	110,681
Domino’s Pizza Group PLC	3,971	57,532
Dunelm Group PLC	2,250	29,542
Essentra PLC	6,349	75,513
Euromoney Institutional Investor PLC	1,151	15,584
Firstgroup PLC (b)	34,159	47,477
Galliford Try PLC	1,494	30,814
Grafton Group PLC	10,622	110,228
Great Portland Estates PLC REIT	9,823	102,783
Greene King PLC	8,990	112,609
Halma PLC	10,731	140,587
Hays PLC	36,060	62,713
Henderson Group PLC	30,704	113,990
Hiscox, Ltd.	7,840	109,191
Howden Joinery Group PLC	18,622	127,965
ICAP PLC	15,956	108,889
IG Group Holdings PLC	9,449	108,648
IMI PLC	6,057	82,922
Indivior PLC	19,151	44,894
Intermediate Capital Group PLC	8,433	74,967
Jardine Lloyd Thompson Group PLC	3,932	47,727
JD Sports Fashion PLC	1,043	16,880
John Wood Group PLC	10,600	93,698
Jupiter Fund Management PLC	9,855	57,976
Just Eat PLC (b)	11,454	62,114
Kier Group PLC	1,737	32,081
Man Group PLC	57,803	126,697
Manchester United PLC Class A	1,055	15,234
Melrose Industries PLC	3,500	17,934
Michael Page International PLC	6,736	41,321
Micro Focus International PLC	2,538	57,272
Millennium & Copthorne Hotels PLC	3,325	19,900
Mitchells & Butlers PLC	4,318	17,247
Moneysupermarket.com Group PLC	11,567	52,818
National Express Group PLC	12,100	59,722
NMC Health PLC	2,054	31,205

Ocado Group PLC (a) (b)	15,983	66,643
Petrofac, Ltd.	6,862	90,836
Pets at Home Group PLC	3,792	14,667
Phoenix Group Holdings	6,534	88,607
Playtech PLC	5,173	64,426
PZ Cussons PLC (a)	9,524	41,354
QinetiQ Group PLC	25,320	82,975
Redrow PLC	4,224	24,424
Regus PLC	17,224	78,402
Renishaw PLC	682	17,987
Rentokil Initial PLC	47,956	121,863
Restaurant Group PLC	7,190	40,572
Rotork PLC	25,354	66,615
RPC Group PLC	8,668	94,622
Saga PLC	18,422	52,479
Seadrill, Ltd. (a) (b)	9,374	30,384
Segro PLC	20,822	122,792
Shaftesbury PLC	7,979	104,475
Spectris PLC	3,510	93,028
Spirax-Sarco Engineering PLC	2,147	112,326
Spire Healthcare Group PLC (e)	7,730	39,886
SSP Group PLC	9,556	39,804
Stagecoach Group PLC	12,580	45,601
Subsea 7 SA (a) (b)	6,513	49,332
TalkTalk Telecom Group PLC (a)	15,094	51,438
Tate & Lyle PLC	11,099	92,206
Ted Baker PLC	654	25,596
Thomas Cook Group PLC (b)	44,326	59,154
Tullow Oil PLC (a) (b)	24,142	68,323
UBM PLC	10,300	88,973
UNITE Group PLC	4,667	42,696
Victrex PLC	1,919	45,455
Virgin Money Holdings UK PLC	4,198	22,259
Weir Group PLC	5,555	88,465
WH Smith PLC	4,288	112,046
Workspace Group PLC	2,677	30,127
WS Atkins PLC	4,268	84,041

		6,410,664

UNITED STATES — 0.7%
Eros International PLC (a) (b)	734	8,448
ICON PLC (a) (b)	1,742	130,824
IMAX Corp. (a) (b)	1,763	54,812
International Game Technology PLC	2,363	43,125
Markit, Ltd. (a) (b)	2,541	89,824
Nexteer Automotive Group, Ltd.	21,000	21,605

		348,638

TOTAL COMMON STOCKS (Cost $49,658,111)		47,983,119

RIGHTS — 0.0% (d)
NETHERLANDS — 0.0% (d)
Delta Lloyd NV (expiring 4/7/16) (a) (b) (Cost $29,770)	5,336	7,425

SHORT-TERM INVESTMENTS — 17.3%
UNITED STATES — 17.3%
State Street Navigator Securities Lending Prime Portfolio (g) (h)	8,308,633	8,308,633

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (i)	58,255	$58,255

TOTAL SHORT-TERM INVESTMENTS (Cost $8,366,888)		8,366,888

TOTAL INVESTMENTS — 116.5% (Cost $58,054,769)		56,357,432
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.5)%		(7,975,177)

NET ASSETS — 100.0%		$48,382,255

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.9% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	Investment of cash collateral for securities loaned.
(i)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$3,052,497	$—	$0	(a)	$3,052,497
Austria	436,681	—	—		436,681
Belgium	607,017	—	—		607,017
Canada	3,674,621	—	—		3,674,621
China	13,754	—	—		13,754
Denmark	344,255	—	—		344,255
Finland	508,972	—	—		508,972
France	1,799,307	—	—		1,799,307
Germany	2,086,198	—	—		2,086,198
Hong Kong	1,060,046	—	—		1,060,046
India	7,508	—	—		7,508
Ireland	366,689	—	—		366,689
Israel	485,093	—	—		485,093
Italy	1,436,376	—	—		1,436,376
Japan	14,998,505	—	—		14,998,505
Luxembourg	212,459	—	—		212,459
Malta	60,473	—	—		60,473
Netherlands	720,320	—	—		720,320
New Zealand	695,172	—	—		695,172
Norway	41,996	—	—		41,996
Portugal	182,762	—	—		182,762

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Singapore	$1,180,598	$—	$—	$1,180,598
South Korea	2,653,464	—	—	2,653,464
Spain	1,151,263	—	—	1,151,263
Sweden	1,938,231	—	—	1,938,231
Switzerland	1,509,560	—	—	1,509,560
United Kingdom	6,410,664	—	—	6,410,664
United States	348,638	—	—	348,638
Rights
Netherlands	7,425	—	—	7,425
Short-Term Investments	8,366,888	—	—	8,366,888

TOTAL INVESTMENTS	$56,357,432	$—	$0	$56,357,432

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 0.1%
MMG, Ltd. (a) (b)	784,000	$174,861

BRAZIL — 5.9%
AES Tiete Energia SA Preference Shares	20,711	90,348
Aliansce Shopping Centers SA	83,561	302,036
Alpargatas SA Preference Shares	14,200	31,052
Alupar Investimento SA	31,745	133,017
Arezzo Industria e Comercio SA	40,570	267,300
B2W Cia Digital (b)	70,900	286,081
Banco ABC Brasil SA Preference Shares	62,303	216,232
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	105,466	238,072
BR Malls Participacoes SA	174,387	725,792
BR Properties SA	227,558	565,042
Bradespar SA Preference Shares	142,599	246,249
Brasil Brokers Participacoes SA (b)	280,116	161,241
Braskem SA Class A, Preference Shares	91,081	601,638
Cia de Saneamento de Minas Gerais-COPASA	43,035	227,075
Cia Energetica de Sao Paulo Class B, Preference Shares	56,913	254,695
Cia Ferro Ligas da Bahia — FERBASA Preference Shares	87,834	185,879
Cia Hering	112,166	465,565
Cia Paranaense de Energia Preference Shares	36,598	295,861
Cia Siderurgica Nacional SA	414,172	835,590
Cosan Logistica SA	229,569	34,979
Cosan, Ltd.	86,486	434,382
Direcional Engenharia SA	148,478	251,374
EcoRodovias Infraestrutura e Logistica SA	121,527	205,746
EDP — Energias do Brasil SA	30,916	109,916
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares (b)	86,409	196,517
Equatorial Energia SA	32,516	375,806
Estacio Participacoes SA	165,830	553,079
Eternit SA	294,290	137,845
Even Construtora e Incorporadora SA	209,964	246,459
Ez Tec Empreendimentos e Participacoes SA	73,519	334,818
Fleury SA	84,877	516,112
GAEC Educacao SA	75,817	212,861
Gafisa SA (b)	386,427	293,309
Helbor Empreendimentos SA	157,445	68,416
Iguatemi Empresa de Shopping Centers SA	34,858	242,944
International Meal Co. Alimentacao SA Class A (b)	80,265	99,878
Iochpe Maxion SA	71,993	256,973
JHSF Participacoes SA (b)	135,282	59,549
JSL SA	39,160	97,900
Kepler Weber SA	15,216	63,972
Light SA	60,710	169,933
Linx SA	21,617	292,415

Localiza Rent a Car SA	49,011	411,006
Log-in Logistica Intermodal SA (b)	288,427	81,385
LPS Brasil Consultoria de Imoveis SA	85,408	63,140
Magnesita Refratarios SA (b)	49,065	192,577
Mahle-Metal Leve SA	29,650	197,109
Marcopolo SA Preference Shares	432,432	291,623
Marfrig Global Foods SA (b)	178,944	327,694
Metalurgica Gerdau SA Preference Shares	520,121	356,629
Mills Estruturas e Servicos de Engenharia SA (b)	154,302	145,420
Minerva SA (b)	35,604	112,418
MRV Engenharia e Participacoes SA	223,285	745,963
Oi SA Preference Shares (b)	549,290	178,240
Paranapanema SA (b)	208,003	102,123
PDG Realty SA Empreendimentos e Participacoes (b)	19,581	24,974
Prumo Logistica SA (b)	20,125	30,210
QGEP Participacoes SA	142,571	164,938
Qualicorp SA	86,877	364,521
Randon SA Implementos e Participacoes Preference Shares	199,132	170,813
Restoque Comercio e Confeccoes de Roupas SA (b)	101,297	129,765
Rumo Logistica Operadora Multimodal SA (b)	143,577	135,312
Santos Brasil Participacoes SA	27,510	101,765
Sao Martinho SA	15,728	214,307
Ser Educacional SA (c)	45,046	134,223
SLC Agricola SA	67,801	302,273
Smiles SA	32,782	351,593
Somos Educacao SA	54,124	129,354
Sul America SA	81,025	366,945
TOTVS SA	40,259	308,986
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	388,675	198,505
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	60,921	516,385
Via Varejo SA	141,959	223,113

		18,457,257

CHILE — 1.9%
Besalco SA	455,904	155,408
E.CL SA	165,996	272,276
Inversiones Aguas Metropolitanas SA	492,006	782,593
Inversiones La Construccion SA	42,592	484,784
Parque Arauco SA	764,893	1,405,914
Ripley Corp. SA	973,531	442,853
Salfacorp SA	449,431	302,304
Sociedad Matriz SAAM SA	7,009,230	523,025
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	16,299	336,527
Vina Concha y Toro SA	660,900	1,151,135

		5,856,819

CHINA — 16.0%
21Vianet Group, Inc. ADR (b)	34,898	696,913
361 Degrees International, Ltd.	749,000	231,753
500.com, Ltd. Class A, ADR (b)	7,823	130,644

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

51job, Inc. ADR (b)	20,068	$622,509
Anton Oilfield Services Group (a) (b)	872,000	91,061
Autohome, Inc. ADR (b)	11,270	314,884
AVIC International Holding HK, Ltd. (a) (b)	1,500,000	125,700
Bank of Chongqing Co., Ltd. Class H	687,000	557,107
Baoxin Auto Group, Ltd. (a)	237,000	149,719
Beijing Capital Land, Ltd. Class H	904,400	376,612
Beijing North Star Co., Ltd. Class H	504,000	156,595
Biostime International Holdings, Ltd. (a)	18,000	66,138
Bitauto Holdings, Ltd. ADR (b)	13,722	340,168
Boer Power Holdings, Ltd. (a)	105,000	82,846
Boshiwa International Holding, Ltd. (a) (b) (d)	1,843,000	0
Boyaa Interactive International, Ltd.	718,200	289,815
Broad Greenstate International Co., Ltd.	476,000	101,870
BYD Electronic International Co., Ltd. (b)	134,500	77,684
Central China Securities Co., Ltd. Class H	300,000	156,642
Chanjet Information Technology Co., Ltd. Class H	23,600	35,659
Chaowei Power Holdings, Ltd. (a) (b)	437,000	271,556
Cheetah Mobile, Inc. ADR (a) (b)	11,749	191,861
China Aerospace International Holdings, Ltd.	1,000,000	132,791
China Aircraft Leasing Group Holdings, Ltd. (a)	77,500	76,236
China Animal Healthcare, Ltd. (a) (b)	1,059,700	177,606
China Assurance Finance Group, Ltd. (b)	607,000	72,779
China Distance Education Holdings, Ltd. ADR (a)	28,023	412,499
China Dongxiang Group Co., Ltd. (a)	3,319,000	671,797
China Electronics Corp. Holdings Co., Ltd.	164,000	51,379
China Energine International Holdings, Ltd.	562,000	44,198
China Fangda Group Co., Ltd. Class B	118,700	100,542
China Foods, Ltd. (a) (b)	558,000	236,680
China Forestry Holdings Co., Ltd. (a) (b) (d)	1,642,000	—
China Hanking Holdings, Ltd. (b)	119,000	16,569
China Harmony New Energy Auto Holding, Ltd.	337,500	178,833
China Hongxing Sports, Ltd. (a) (b) (d)	4,758,000	—
China Huiyuan Juice Group, Ltd. (b)	1,102,400	422,111
China Lilang, Ltd.	754,000	460,767
China Lodging Group, Ltd. ADR	28,408	1,085,470
China Ming Yang Wind Power Group, Ltd. ADR (a) (b)	39,521	94,850
China National Materials Co., Ltd.	986,000	193,220
China NT Pharma Group Co., Ltd. (b)	343,400	95,628
China Overseas Grand Oceans Group, Ltd. (a)	593,000	200,303
China Pioneer Pharma Holdings, Ltd.	356,000	93,170
China Power New Energy Development Co., Ltd.	4,120,000	308,075

China Railway Signal & Communication Corp., Ltd. Class H (b) (c)	73,000	40,846
China Rare Earth Holdings, Ltd. (a) (b)	1,406,400	96,098
China SCE Property Holdings, Ltd.	1,774,800	379,830
China Shanshui Cement Group, Ltd. (a) (b)	1,224,000	496,288
China Shengmu Organic Milk, Ltd. (b) (c)	359,000	74,516
China Shineway Pharmaceutical Group, Ltd.	276,000	332,699
China Silver Group, Ltd. (a)	806,000	186,003
China Singyes Solar Technologies Holdings, Ltd. (a)	358,000	150,925
China Suntien Green Energy Corp., Ltd. Class H (a)	1,227,000	136,042
China Travel International Investment Hong Kong, Ltd.	3,136,000	1,051,189
China Yurun Food Group, Ltd. (a) (b)	830,000	133,758
China ZhengTong Auto Services Holdings, Ltd.	556,500	212,368
China Zhongwang Holdings, Ltd. (a)	221,200	109,223
Chinasoft International, Ltd. (a) (b)	710,000	260,876
CITIC Resources Holdings, Ltd. (a) (b)	2,573,000	205,666
CITIC Telecom International Holdings, Ltd. (a)	677,000	254,861
CNinsure, Inc. ADR (a) (b)	7,897	63,334
Cogobuy Group (a) (b) (c)	202,000	275,530
Colour Life Services Group Co., Ltd.	457,000	349,973
Consun Pharmaceutical Group, Ltd.	390,600	203,444
Coolpad Group, Ltd. (b)	2,297,600	382,116
Credit China Holdings, Ltd. (a)	1,487,800	621,471
Dah Chong Hong Holdings, Ltd. (a)	513,000	208,995
Dongjiang Environmental Co., Ltd. Class H (a)	87,000	123,380
Dongyue Group, Ltd.	661,000	116,749
E-Commerce China Dangdang, Inc. Class A, ADR (a) (b)	36,793	262,334
E-House China Holdings, Ltd. ADR (a)	44,801	278,662
Eastern Communications Co., Ltd. Class B	52,174	40,904
First Tractor Co., Ltd. Class H	478,500	264,649
Foshan Electrical and Lighting Co., Ltd. Class B	85,600	67,098
Fu Shou Yuan International Group, Ltd. (a)	359,000	256,873
Fufeng Group, Ltd. (a)	734,600	233,926
Future Land Holdings Co., Ltd. Class A (b)	408,869	869,880
Fuyao Glass Industry Group Co., Ltd. Class H (a) (b) (c)	98,800	238,958
Greatview Aseptic Packaging Co., Ltd.	751,048	357,294
Greentown China Holdings, Ltd. (b)	40,000	31,509
Guangdong Land Holdings, Ltd. (b)	1,002,000	285,490
Guorui Properties, Ltd. (a)	117,000	40,878
Guotai Junan International Holdings, Ltd.	2,125,000	745,177
Harbin Electric Co., Ltd. Class H (a)	886,000	357,528
Hilong Holding, Ltd. (a)	1,161,000	142,196

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hisense Kelon Electrical Holdings Co., Ltd. Class H (b)	202,000	$84,899
HNA International Investment Holdings, Ltd. (b)	2,934,000	141,848
Homeinns Hotel Group ADR (a) (b)	21,693	773,355
Honghua Group, Ltd. (a) (b)	3,295,000	167,797
Huadian Energy Co., Ltd. Class B (b)	177,700	92,937
Huangshan Tourism Development Co., Ltd. Class B	234,365	472,246
Huiyin Smart Community Co., Ltd. (b)	76,210	6,583
Inner Mongolia Yitai Coal Co., Ltd. Class B	329,600	258,077
JA Solar Holdings Co., Ltd. ADR (a) (b)	48,150	414,572
Jiangnan Group, Ltd.	402,000	71,003
JinkoSolar Holding Co., Ltd. ADR (a) (b)	17,493	365,779
Jumei International Holding, Ltd. ADR (a) (b)	14,067	91,576
Kama Co., Ltd. Class B (b)	87,700	120,149
Kandi Technologies Group, Inc. (a) (b)	11,249	80,993
Kangda International Environmental Co., Ltd. (a) (b) (c)	1,400,200	324,933
Kingdee International Software Group Co., Ltd. (a)	896,000	288,788
KWG Property Holding, Ltd.	137,500	90,407
Launch Tech Co., Ltd. Class H (b)	58,500	59,205
Leyou Technologies Holdings, Ltd. (a) (b)	724,200	83,096
Li Ning Co., Ltd. (a) (b)	1,622,249	748,742
Lifetech Scientific Corp. (b)	868,000	144,358
Lonking Holdings, Ltd.	1,774,000	315,620
Luoyang Glass Co., Ltd. Class H (a) (b)	360,000	207,463
Maoye International Holdings, Ltd. (a)	1,220,000	121,111
Minth Group, Ltd.	80,000	186,268
Nanjing Panda Electronics Co., Ltd. Class H	96,000	67,824
Noah Holdings, Ltd. ADS (a) (b)	33,627	836,640
NQ Mobile, Inc. ADR (a) (b)	45,481	208,303
Ourgame International Holdings, Ltd. (a)	139,000	77,953
Ozner Water International Holding, Ltd. (a) (b) (c)	973,000	153,040
Pacific Online, Ltd.	680,100	193,774
Parkson Retail Group, Ltd. (a)	2,122,000	227,067
Peak Sport Products Co., Ltd.	896,000	219,479
Phoenix Healthcare Group Co., Ltd. (a)	477,500	528,808
Poly Culture Group Corp., Ltd. Class H	122,700	288,220
Poly Property Group Co., Ltd. (a)	1,548,000	423,095
PW Medtech Group, Ltd. (a) (b)	1,857,000	414,180
Qunar Cayman Islands, Ltd. ADR (a) (b)	22,671	900,039
Real Gold Mining, Ltd. (b) (d)	251,500	—
Renren, Inc. ADR (b)	87,737	286,900
Shandong Airlines Co., Ltd. Class B	44,800	111,934
Shandong Chenming Paper Holdings, Ltd. Class B	136,600	99,854

Shandong Chenming Paper Holdings, Ltd. Class H	80,492	59,981
Shandong Molong Petroleum Machinery Co., Ltd. Class H (b)	209,600	68,637
Shang Gong Group Co., Ltd. Class B (b)	101,000	108,676
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B (b)	128,000	104,320
Shanghai Diesel Engine Co., Ltd. Class B	308,160	267,483
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	358,000	276,004
Shanghai Greencourt Investment Group Co., Ltd. Class B (b)	392,600	254,012
Shanghai Haixin Group Co. Class B	535,958	423,407
Shanghai Highly Group Co., Ltd. Class B	116,400	99,289
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	792,000	322,659
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	94,600	197,241
Shanghai Jinjiang International Travel Co., Ltd. Class B	23,000	100,924
Shanghai Potevio Co., Ltd. Class B (b)	70,800	139,122
Shanghai Shibei Hi-Tech Co., Ltd. Class B	100,000	133,300
Shenguan Holdings Group, Ltd.	1,348,010	139,032
Shenwan Hongyuan HK, Ltd.	115,000	56,191
Shenzhen China Bicycle Co. Holdings, Ltd. Class B (b)	15,000	11,526
Shenzhen Expressway Co., Ltd. Class H	300,000	261,843
Shenzhen SEG Co., Ltd. Class B (b)	123,100	92,207
Shougang Concord International Enterprises Co., Ltd. (b)	7,026,000	192,033
Shougang Fushan Resources Group, Ltd.	2,288,000	289,077
Shui On Land, Ltd. (a)	353,500	95,250
Shunfeng International Clean Energy, Ltd. (b)	1,109,300	217,382
Sichuan Expressway Co., Ltd. Class H (a)	1,194,000	395,611
Sinofert Holdings, Ltd.	1,184,000	164,857
Sinosoft Technology Group, Ltd.	98,000	49,780
Sinotrans Shipping, Ltd.	1,597,500	267,741
Sinotruk Hong Kong, Ltd.	411,500	193,109
SITC International Holdings Co., Ltd.	373,000	184,179
Sohu.com, Inc. (a) (b)	6,167	305,513
SouFun Holdings, Ltd. ADR (a)	96,860	580,191
Springland International Holdings, Ltd.	993,000	197,152
SPT Energy Group, Inc. (a) (b)	972,000	75,188
Sun King Power Electronics Group (b)	557,000	90,481
Sunac China Holdings, Ltd.	700,000	471,086
Sunny Optical Technology Group Co., Ltd. (a)	401,000	1,127,022
TAL Education Group ADR (b)	36,196	1,798,217
TCL Communication Technology Holdings, Ltd. (a)	510,000	335,330
Tian Ge Interactive Holdings, Ltd. (b) (c)	545,000	348,505

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Tiangong International Co., Ltd.	1,264,000	$97,775
Tianjin Capital Environmental Protection Group Co., Ltd. Class H	396,000	239,952
Tianjin Development Holdings, Ltd.	612,000	310,870
Tianjin Port Development Holdings, Ltd.	3,006,000	461,177
Tianjin Tianhai Investment Co., Ltd. Class B (b)	55,300	29,198
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	106,500	99,045
Tianneng Power International, Ltd. (a) (b)	716,000	639,702
Tianyun International Holdings, Ltd. (b)	15,632	2,015
Tong Ren Tang Technologies Co., Ltd. Class H	336,000	539,745
TPV Technology, Ltd.	960,000	126,242
Trina Solar, Ltd. ADR (b)	42,119	418,663
Tuniu Corp. ADR (a) (b)	10,200	106,386
V1 Group, Ltd.	1,674,999	93,937
Wang Tai Holdings, Ltd. (b)	565,000	35,692
Weibo Corp. ADR (b)	365	6,552
West China Cement, Ltd. (a)	1,944,000	403,509
Wisdom Sports Group	915,000	304,349
Xiamen International Port Co., Ltd. Class H	402,000	82,405
Xinchen China Power Holdings, Ltd. (a) (b)	590,000	93,560
Xinhua Winshare Publishing and Media Co., Ltd. Class H	380,000	328,729
Yestar International Holdings Co., Ltd.	1,489,100	627,774
Yingde Gases Group Co., Ltd.	895,500	342,889
Yingli Green Energy Holding Co., Ltd. ADR (a) (b)	11,261	51,463
YuanShengTai Dairy Farm, Ltd. (a) (b)	3,912,000	211,826
Yuexiu Transport Infrastructure, Ltd. (a)	866,549	583,170
YY, Inc. ADR (b)	11,304	696,213
Zhaojin Mining Industry Co., Ltd. Class H (a)	723,000	561,134
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	194,400	83,459
Zhonglu Co., Ltd. Class B (b)	31,200	92,758

		50,045,437

COLOMBIA — 0.0% (e)
Avianca Holdings SA Preference Shares	175,475	111,013

CYPRUS — 0.1%
Global Ports Investments PLC GDR (b)	23,323	73,467
Globaltrans Investment PLC GDR (b)	82,491	356,774

		430,241

CZECH REPUBLIC — 0.3%
Philip Morris CR AS	1,406	781,896

EGYPT — 1.2%
Arab Cotton Ginning (b)	377,585	136,493
Citadel Capital SAE (b)	494,355	89,630
Eastern Tobacco	20,878	458,613

Egypt Kuwait Holding Co. SAE	527,825	248,078
Egyptian Financial Group-Hermes Holding Co. (b)	402,098	460,513
ElSewedy Electric Co.	102,686	515,399
Ezz Steel (b)	371,116	387,835
Juhayna Food Industries	461,332	383,926
Maridive & Oil Services SAE (b)	215,879	64,764
Orascom Telecom Media And Technology Holding SAE (b)	2,931,499	257,498
Sidi Kerir Petrochemicals Co.	123,016	175,243
Six of October Development & Investment (b)	428,786	580,410

		3,758,402

GREECE — 1.9%
Aegean Airlines SA	43,928	425,494
Aegean Marine Petroleum Network, Inc.	17,400	131,718
Alpha Bank AE (b)	517,925	1,156,795
Costamare, Inc.	27,799	247,411
Diana Shipping, Inc. (b)	103,115	275,317
DryShips, Inc. (b)	12,536	29,460
Ellaktor SA (b)	76,329	110,466
Eurobank Ergasias SA (b)	684,600	607,726
FF Group (b)	10,389	204,456
Grivalia Properties REIC AE	21,181	177,888
Hellenic Exchanges — Athens Stock Exchange SA	42,648	241,540
JUMBO SA (b)	34,930	473,674
Metka SA	18,176	135,252
Motor Oil Hellas Corinth Refineries SA	15,767	169,971
Mytilineos Holdings SA (b)	58,272	229,093
Public Power Corp. SA	49,112	175,732
Star Bulk Carriers Corp. (b)	34,971	26,228
StealthGas, Inc. (b)	33,507	118,280
Titan Cement Co. SA	17,377	374,059
Tsakos Energy Navigation, Ltd.	82,967	512,736

		5,823,296

HONG KONG — 4.4%
AAG Energy Holdings, Ltd. (b) (c)	732,000	120,796
AGTech Holdings, Ltd. (b)	554,048	136,431
Ajisen China Holdings, Ltd. (a)	513,000	190,476
Allied Cement Holdings, Ltd. (b)	321,740	34,428
Anxin-China Holdings, Ltd. (b) (d)	2,248,000	0
Asia Resources Holdings, Ltd. (b)	604,626	21,436
Beijing Enterprises Clean Energy Group, Ltd. (b)	7,048,400	440,721
Beijing Enterprises Medical & Health Group, Ltd. (b)	1,679,600	105,022
Carnival Group International Holdings, Ltd. (a) (b)	2,800,000	389,864
CGN Meiya Power Holdings Co., Ltd. (b) (c)	336,000	57,613
China All Access Holdings, Ltd.	300,000	103,654
China Animation Characters Co., Ltd. (b)	83,000	30,176
China Beidahuang Industry Group Holdings, Ltd. Class A (b)	1,594,400	95,583

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Chengtong Development Group, Ltd. (b)	1,346,000	$121,472
China Finance Investment Holdings, Ltd. (b)	586,232	9,296
China Financial International Investments, Ltd. (a) (b)	2,130,000	194,971
China High Precision Automation Group, Ltd. (b) (d)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (b)	778,000	647,953
China Huarong Energy Co., Ltd. (a) (b)	342,100	38,812
China Lumena New Materials Corp. (a) (b) (d)	4,287,298	0
China Metal Recycling Holdings, Ltd. (a) (b) (d)	693,675	0
China Minsheng Drawin Technology Group, Ltd. (b)	1,280,000	65,184
China Nuclear Energy Technology Corp., Ltd. (b)	374,000	66,058
China Ocean Industry Group, Ltd. (a) (b)	7,502,200	189,573
China Oil & Gas Group, Ltd. (b)	3,748,000	227,106
China Overseas Property Holdings, Ltd. (a) (b)	561,232	81,762
China Precious Metal Resources Holdings Co., Ltd. (a) (b)	2,136,000	65,816
China Properties Investment Holdings, Ltd. (b)	699,515	24,801
China Public Procurement, Ltd. (a) (b)	2,380,000	51,549
China Soft Power Technology Holdings, Ltd. (b)	1,638,000	59,129
China Vanguard Group, Ltd. (b)	585,000	45,252
Comba Telecom Systems Holdings, Ltd.	713,038	126,860
Concord New Energy Group, Ltd.	6,140,000	332,467
Dawnrays Pharmaceutical Holdings, Ltd.	492,000	392,633
Digital China Holdings, Ltd.	498,000	665,151
Golden Meditech Holdings, Ltd.	588,000	80,355
Greater China Financial Holdings, Ltd. (a) (b)	932,200	48,073
Hang Fat Ginseng Holdings Co., Ltd.	3,180,000	20,089
Hengdeli Holdings, Ltd.	1,608,400	132,711
Hi Sun Technology China, Ltd. (a) (b)	864,000	144,807
Hua Han Health Industry Holdings, Ltd. (a)	2,574,560	278,814
Huabao International Holdings, Ltd. (b)	843,000	317,352
Huajun Holdings, Ltd.	668,000	66,313
Ju Teng International Holdings, Ltd.	715,500	368,979
Kingboard Laminates Holdings, Ltd.	769,500	358,135
MIE Holdings Corp. (b)	1,504,754	149,378
Millennium Pacific Group Holdings, Ltd. (b)	985,000	165,086
National Agricultural Holdings, Ltd. (b)	398,000	124,687
Neo Telemedia, Ltd. (b)	3,588,000	185,031
NetDragon Websoft, Inc.	189,500	547,254
NewOcean Energy Holdings, Ltd.	868,000	312,216
Newtree Group Holdings, Ltd. (b)	178,000	8,720

Pou Sheng International Holdings, Ltd. (b)	860,000	186,268
Real Nutriceutical Group, Ltd. (a)	870,000	85,244
REXLot Holdings, Ltd. (a)	13,122,064	558,274
Skyworth Digital Holdings, Ltd.	1,308,622	809,817
SSY Group, Ltd. (a)	1,465,562	464,805
SunCorp Technologies, Ltd. (a) (b)	6,700,000	123,521
Tack Fiori International Group, Ltd. (b)	936,000	39,219
Tech Pro Technology Development, Ltd. (a) (b)	5,355,100	1,622,433
United Energy Group, Ltd. (a) (b)	3,128,000	137,113
United Laboratories International Holdings, Ltd. (b)	716,500	288,206
Universal Medical Financial & Technical Advisory Services Co., Ltd. (a) (b) (c)	275,400	213,388
Vision Values Holdings, Ltd. (b)	80,000	4,538
Wanda Hotel Development Co., Ltd. (a) (b)	387,000	43,906
Wasion Group Holdings, Ltd.	559,000	295,479
Xinyi Glass Holdings, Ltd.	366,000	243,951
Yip’s Chemical Holdings, Ltd.	315,580	98,459
Yuhua Energy Holdings, Ltd. (b)	419,300	55,679
Zhidao International Holdings, Ltd. (b)	1,200,000	167,085

		13,877,430

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC (b)	257,652	426,141

INDIA — 9.8%
Adani Enterprises, Ltd.	85,961	95,797
AIA Engineering, Ltd.	27,860	395,377
Amtek Auto, Ltd. (b)	162,175	74,203
Apollo Tyres, Ltd.	296,253	782,433
Arvind, Ltd.	150,069	619,447
Bajaj Hindusthan Sugar, Ltd. (b)	15,195	4,589
Balkrishna Industries, Ltd.	32,929	313,962
Balrampur Chini Mills, Ltd. (b)	351,875	573,064
Bata India, Ltd.	89,757	689,349
Biocon, Ltd.	98,145	716,348
Ceat, Ltd.	4,264	69,968
CESC, Ltd.	97,846	698,430
Chennai Super Kings Cricket, Ltd. (b)	418,560	14,221
Coromandel International, Ltd.	125,618	360,982
Credit Analysis & Research, Ltd.	10,770	152,323
Crompton Greaves Consumer Electricals, Ltd. (b)	80,888	124,100
Crompton Greaves, Ltd.	80,888	59,668
Dewan Housing Finance Corp., Ltd.	226,962	672,943
Dish TV India, Ltd. (b)	585,381	766,394
Eros International Media, Ltd. (b)	996	2,537
Federal Bank, Ltd.	1,137,916	798,161
Force Motors, Ltd.	191	8,234
Fortis Healthcare, Ltd. (b)	193,719	513,386
Gateway Distriparks, Ltd.	158,542	670,582
GMR Infrastructure, Ltd. (b)	900,617	157,758
Godfrey Phillips India, Ltd.	4,619	82,894
Godrej Industries, Ltd.	155,903	835,752
Gujarat Pipavav Port, Ltd. (b)	181,247	483,070

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hexaware Technologies, Ltd.	185,243	$752,888
Housing Development & Infrastructure, Ltd. (b)	300,943	332,424
IDBI Bank, Ltd.	34,573	36,232
IFCI, Ltd.	810,549	302,323
India Cements, Ltd. (b)	345,338	449,778
Indiabulls Real Estate, Ltd. (b)	383,241	325,239
Indian Hotels Co., Ltd. (b)	584,070	872,720
Info Edge India, Ltd.	75,631	875,857
Ipca Laboratories, Ltd.	55,860	491,055
IRB Infrastructure Developers, Ltd.	178,130	625,933
Jain Irrigation Systems, Ltd.	239,296	217,895
Jaiprakash Associates, Ltd. (b)	645,630	75,070
Jammu & Kashmir Bank, Ltd.	352,808	322,321
Jindal Steel & Power, Ltd. (b)	44,634	40,609
JSW Energy, Ltd.	204,282	214,547
Jubilant Foodworks, Ltd.	45,842	883,889
Just Dial, Ltd.	39,902	461,790
KPIT Technologies, Ltd.	43,904	98,021
Mahindra CIE Automotive, Ltd. (b)	17,069	50,558
MakeMyTrip, Ltd. (b)	2,494	45,116
Marksans Pharma, Ltd.	50,925	35,605
McLeod Russel India, Ltd.	103,081	288,669
Mindtree, Ltd.	72,036	710,597
Mphasis, Ltd.	77,430	575,032
NCC, Ltd.	86,129	98,586
PC Jeweller, Ltd.	12,904	70,841
PI Industries, Ltd.	29,875	256,445
PTC India, Ltd.	353,832	341,957
Punj Lloyd, Ltd. (b)	561,478	189,922
Reliance Defence and Engineering, Ltd. (b)	283,512	290,694
Reliance Infrastructure, Ltd.	30,294	244,099
Rolta India, Ltd.	189,103	216,595
Shriram City Union Finance, Ltd.	6,130	139,058
Sintex Industries, Ltd.	349,503	406,384
SKS Microfinance, Ltd. (b)	134,333	1,107,262
Strides Shasun, Ltd.	57,893	947,698
Sun Pharma Advanced Research Co., Ltd. (b)	15,610	67,652
Suzlon Energy, Ltd. (b)	1,111,242	238,282
Symphony, Ltd.	3,301	118,564
Tata Chemicals, Ltd.	137,902	778,194
Tata Elxsi, Ltd.	2,233	63,523
Tata Global Beverages, Ltd.	415,357	760,497
Thermax, Ltd.	51,546	590,398
TVS Motor Co., Ltd.	163,511	797,030
Union Bank of India	62,005	122,470
Unitech, Ltd. (b)	1,476,076	110,334
Vakrangee, Ltd.	163,261	488,507
Videocon Industries, Ltd.	110,285	178,195
Voltas, Ltd.	219,453	921,588
Welspun Corp., Ltd.	175,586	261,699
Welspun India, Ltd.	104,430	156,040
WNS Holdings, Ltd. ADR (b)	25,430	779,175

		30,561,829

INDONESIA — 3.8%
Adaro Energy Tbk PT	4,676,600	227,482
Adhi Karya Persero Tbk PT	847,291	171,886

AKR Corporindo Tbk PT	1,447,100	758,472
Alam Sutera Realty Tbk PT	13,836,700	388,179
Astra Agro Lestari Tbk PT	150,600	206,706
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,727,000	344,009
Bank Tabungan Negara Persero Tbk PT	3,440,886	452,816
Bumitama Agri, Ltd. (a)	257,700	177,975
Ciputra Development Tbk PT	8,740,709	860,228
Dharma Satya Nusantara Tbk PT	1,442,400	60,916
Eagle High Plantations Tbk PT (b)	2,144,400	46,737
Gajah Tunggal Tbk PT	1,533,100	84,979
Garuda Indonesia Persero Tbk PT (b)	7,377,900	244,817
Global Mediacom Tbk PT	885,500	80,470
Indosat Tbk PT (b)	366,500	170,674
Intiland Development Tbk PT	4,574,500	181,117
Japfa Comfeed Indonesia Tbk PT (b)	4,279,500	258,190
Kawasan Industri Jababeka Tbk PT	21,010,538	411,971
Link Net Tbk PT (b)	280,600	86,867
Lippo Karawaci Tbk PT	4,928,200	388,384
Matahari Putra Prima Tbk PT	2,055,700	251,149
Medco Energi Internasional Tbk PT	1,345,300	151,676
Media Nusantara Citra Tbk PT	1,859,500	305,710
Mitra Adiperkasa Tbk PT (b)	745,200	269,756
MNC Investama Tbk PT	9,714,100	130,400
MNC Sky Vision Tbk PT (b)	1,207,600	101,089
Modernland Realty Tbk PT	4,601,900	139,515
Pakuwon Jati Tbk PT	14,665,800	535,313
Pembangunan Perumahan Persero Tbk PT	3,497,200	1,018,039
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,375,900	326,104
Siloam International Hospitals Tbk PT	747,900	411,740
Summarecon Agung Tbk PT	8,759,400	1,047,032
Surya Semesta Internusa Tbk PT	2,528,700	137,305
Tambang Batubara Bukit Asam Persero Tbk PT	215,100	101,791
Timah Persero Tbk PT	3,070,229	171,340
Vale Indonesia Tbk PT (b)	1,006,800	132,873
Waskita Karya Persero Tbk PT	901,300	136,282
Wijaya Karya Persero Tbk PT	3,173,000	624,550
XL Axiata Tbk PT (b)	1,284,800	387,572

		11,982,111

MALAYSIA — 5.4%
Aeon Co. M Bhd	847,700	593,162
AirAsia Bhd	497,400	233,306
Berjaya Auto Bhd	499,860	278,020
Berjaya Corp. Bhd	3,249,600	337,329
Berjaya Sports Toto Bhd	975,158	789,824
Boustead Holdings Bhd	501,660	505,325
Boustead Plantations Bhd	449,600	178,618
Bumi Armada Bhd (b)	427,600	86,583
Bursa Malaysia Bhd	532,073	1,213,751
Cahya Mata Sarawak Bhd	359,600	437,806
Carlsberg Brewery Malaysia Bhd Class B	74,200	265,876
Datasonic Group Bhd	576,800	192,193
DRB-Hicom Bhd	1,012,900	264,810
Eastern & Oriental Bhd (b)	1,082,852	457,954

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Evergreen Fibreboard Bhd	224,250	$58,053
Felda Global Ventures Holdings Bhd	258,300	99,970
Gas Malaysia Bhd	266,200	163,070
IGB Real Estate Investment Trust	427,600	167,686
Inari Amertron Bhd	594,393	490,567
KNM Group Bhd (b)	2,836,606	352,622
KPJ Healthcare Bhd	929,093	1,016,847
Magnum Bhd	1,181,200	747,806
Malakoff Corp. Bhd	745,800	305,852
Malaysia Airports Holdings Bhd	85,000	148,148
Malaysian Bulk Carriers Bhd	639,000	126,932
Malaysian Resources Corp. Bhd	1,322,900	423,843
Media Prima Bhd	1,268,300	474,617
Nam Cheong, Ltd. (a)	1,933,400	155,063
Oriental Holdings Bhd	209,500	371,048
OSK Holdings Bhd	872,800	375,831
Padini Holdings Bhd	454,700	241,248
Parkson Holdings Bhd (b)	370,976	97,938
Pavilion Real Estate Investment Trust	628,300	273,769
Pos Malaysia Bhd	556,600	385,190
Press Metal Bhd	564,100	383,151
Silverlake Axis, Ltd.	215,300	99,128
Sunway Real Estate Investment Trust	2,662,400	1,091,847
Top Glove Corp. Bhd	720,800	927,442
TSH Resources Bhd	499,700	274,089
UEM Sunrise Bhd	270,700	79,097
UOA Development Bhd	1,481,100	804,801
Wah Seong Corp. Bhd	1,041,484	198,874
WCT Holdings Bhd	1,119,186	484,794
Yinson Holdings Bhd	419,900	299,198

		16,953,078

MEXICO — 2.6%
Asesor de Activos Prisma SAPI de CV (b)	297,367	233,379
Axtel SAB de CV (a) (b)	1,261,257	624,088
Banregio Grupo Financiero SAB de CV (a)	164,167	964,919
Bolsa Mexicana de Valores SAB de CV (a)	439,678	758,891
Concentradora Fibra Hotelera Mexicana SA de CV	261,106	240,267
Consorcio ARA SAB de CV Series	1,407,969	533,192
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	75,692	161,871
Corp. Inmobiliaria Vesta SAB de CV (a)	169,410	255,631
Credito Real SAB de CV SOFOM ER (a)	159,062	342,297
Empresas ICA SAB de CV (a) (b)	548,329	131,501
Genomma Lab Internacional SAB de CV Class B (a) (b)	93,747	73,082
Grupo Aeromexico SAB de CV (a) (b)	78,860	191,240
Grupo Aeroportuario del Centro Norte SAB de CV (b)	174,684	1,005,431
Grupo GICSA SA de CV (a) (b)	258,864	208,599
Hoteles City Express SAB de CV (b)	103,114	126,773
Macquarie Mexico Real Estate Management SA de CV REIT (b)	475,385	646,043
Megacable Holdings SAB de CV	126,377	528,361

PLA Administradora Industrial S de RL de CV (b)	281,843	526,757
Prologis Property Mexico SA de CV REIT (b)	103,819	166,229
Qualitas Controladora SAB de CV (b)	111,843	131,306
TV Azteca SAB de CV (a)	1,081,336	174,147
Urbi Desarrollos Urbanos SAB de CV (a) (b)	679,159	0
Vitro SAB de CV Series A	23,477	78,797

		8,102,801

MONACO — 0.2%
GasLog, Ltd. (a)	40,384	393,340
Navios Maritime Holdings, Inc. (a)	72,577	82,012

		475,352

PERU — 0.7%
Alicorp SAA (b)	128,599	231,734
Cia de Minas Buenaventura SAA ADR (b)	80,623	593,385
Ferreycorp SAA	1,526,276	673,832
Grana y Montero SAA	75,503	62,359
Luz del Sur SAA	173,085	514,631
Minsur SA	217,740	67,356
Volcan Cia Minera SAA Class B	490,374	79,529

		2,222,826

PHILIPPINES — 1.7%
Belle Corp.	2,116,400	137,432
Cebu Air, Inc.	382,360	743,213
Cosco Capital, Inc.	4,362,300	701,075
D&L Industries, Inc.	2,347,500	489,944
DoubleDragon Properties Corp.	163,300	136,364
First Gen Corp.	732,700	352,466
First Philippine Holdings Corp.	243,050	348,383
Manila Water Co., Inc.	801,900	470,220
Philex Mining Corp.	895,000	108,656
Philex Petroleum Corp. (b)	152,150	7,732
Rizal Commercial Banking Corp.	298,380	194,730
Robinsons Retail Holdings, Inc.	268,210	431,047
Security Bank Corp.	287,594	1,093,038
SM Prime Holdings, Inc. (d)	1	0

		5,214,300

POLAND — 2.9%
Alior Bank SA (b)	43,393	757,358
Alumetal SA	9,576	137,649
AmRest Holdings SE (b)	10,201	572,828
Asseco Poland SA	80,487	1,310,274
Bank Millennium SA (b)	54,251	84,979
Boryszew SA	66,863	89,824
CCC SA	11,279	484,113
Ciech SA (b)	40,888	769,554
Echo Investment SA	227,411	391,045
Emperia Holding SA	21,443	340,493
Eurocash SA	66,491	953,087
Fabryki Mebli Forte SA	7,085	109,457
Getin Noble Bank SA (b)	334,705	52,159
Globe Trade Centre SA (b)	289,466	549,082
Grupa Kety SA	1,664	143,067
Grupa Lotos SA (b)	83,174	622,146

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Inter Cars SA	2,232	$136,730
Jastrzebska Spolka Weglowa SA (b)	43,884	162,594
KRUK SA	6,307	305,022
Lubelski Wegiel Bogdanka SA	8,118	83,756
Netia SA	396,247	529,124
PKP Cargo SA	11,089	127,816
Sanok Rubber Co. SA	7,376	114,012
Synthos SA	147,505	152,185
Zespol Elektrowni Patnow Adamow Konin SA	15,210	33,715

		9,012,069

QATAR — 0.5%
Al Meera Consumer Goods Co. QSC	10,765	611,950
Mannai Corp. QSC	11,857	299,568
Medicare Group	9,487	281,374
Salam International Investment, Ltd. QSC	79,048	288,501

		1,481,393

RUSSIA — 0.7%
Aeroflot-Russian Airlines PJSC (b)	444,216	494,909
CTC Media, Inc.	52,010	101,940
DIXY Group PJSC (b)	21,926	100,317
Etalon Group, Ltd. GDR	45,837	84,340
Exillon Energy PLC (b)	60,122	63,082
LSR Group PJSC GDR	146,099	332,375
Mechel ADR (a) (b)	82,282	148,930
QIWI PLC ADR	28,896	418,703
Ros Agro PLC GDR	7,398	124,656
TCS Group Holding PLC GDR (b)	90,049	314,271
TMK PAO GDR	44,086	133,581

		2,317,104

SINGAPORE — 0.4%
Asian Pay Television Trust (a)	612,600	254,757
SIIC Environment Holdings, Ltd. (b)	867,760	441,420
Yanlord Land Group, Ltd. (a)	665,500	602,933

		1,299,110

SOUTH AFRICA — 5.7%
Adcock Ingram Holdings, Ltd.	150,358	449,704
AECI, Ltd.	69,655	430,963
African Bank Investments, Ltd. (b)	1,222,985	—
African Rainbow Minerals, Ltd.	34,871	225,305
Alexander Forbes Group Holdings, Ltd.	150,491	68,554
Aquarius Platinum, Ltd. (b)	1,176,447	224,045
ArcelorMittal South Africa, Ltd. (a) (b)	211,217	112,013
Arrowhead Properties, Ltd. Class A	164,017	95,011
Assore, Ltd.	20,752	227,160
Attacq, Ltd. (b)	178,749	236,987
Aveng, Ltd. (a) (b)	300,142	79,586
Balwin Properties, Ltd. (b)	62,599	29,793
Clicks Group, Ltd.	206,000	1,361,102
Coronation Fund Managers, Ltd. (a)	57,082	284,867
Curro Holdings, Ltd. (a) (b)	36,620	108,182
DataTec, Ltd. (a)	226,447	707,762
Emira Property Fund, Ltd.	252,278	259,859
EOH Holdings, Ltd.	21,286	213,439
Exxaro Resources, Ltd. (a)	50,974	249,533

Famous Brands, Ltd. (a)	29,640	235,580
Grindrod, Ltd. (a)	494,814	387,225
Harmony Gold Mining Co., Ltd. (b)	192,006	692,282
Hosken Consolidated Investments, Ltd.	92,216	702,341
Illovo Sugar, Ltd.	116,236	163,195
JSE, Ltd. (a)	113,773	1,152,582
KAP Industrial Holdings, Ltd.	117,580	51,563
Lewis Group, Ltd. (a)	147,862	472,499
Merafe Resources, Ltd.	2,990,849	154,545
Montauk Holdings, Ltd. (b)	1	1
Mpact, Ltd.	166,074	584,895
Murray & Roberts Holdings, Ltd.	271,728	232,783
Nampak, Ltd.	170,077	246,304
Northam Platinum, Ltd. (b)	316,792	906,136
Omnia Holdings, Ltd.	27,981	259,682
Pick n Pay Holdings, Ltd.	141,424	273,656
PPC, Ltd. (a)	408,694	339,004
Reunert, Ltd.	187,146	881,525
SA Corporate Real Estate Fund Nominees Pty, Ltd. (a)	2,720,559	893,412
Sappi, Ltd. (b)	167,071	742,550
Sibanye Gold, Ltd.	314,115	1,209,646
Sun International, Ltd. (a)	86,811	405,488
Super Group, Ltd. (b)	312,087	925,991
Tongaat Hulett, Ltd.	9,848	69,930
Trencor, Ltd.	13,589	42,500
Wilson Bayly Holmes-Ovcon, Ltd.	66,656	539,303

		17,928,483

TAIWAN — 27.1%
A-DATA Technology Co., Ltd.	201,652	201,439
Ability Enterprise Co., Ltd.	274,141	171,210
AcBel Polytech, Inc.	254,000	210,325
Accton Technology Corp.	522,341	571,290
Adlink Technology, Inc.	98,625	223,702
Advanced Ceramic X Corp.	40,642	227,936
AGV Products Corp. (b)	1,229,926	308,781
Airtac International Group	84,200	497,079
Alpha Networks, Inc.	360,513	189,307
Altek Corp.	171,516	147,353
AmTRAN Technology Co., Ltd.	657,717	383,178
Arcadyan Technology Corp.	219,172	312,578
Asia Optical Co., Inc. (b)	172,540	151,986
Asia Polymer Corp.	416,367	235,455
Aten International Co., Ltd.	160,000	371,365
Basso Industry Corp.	144,800	309,090
BES Engineering Corp.	1,913,356	377,511
Capital Securities Corp.	1,819,730	496,434
Career Technology MFG. Co., Ltd.	200,726	142,823
Casetek Holdings, Ltd.	97,000	527,436
Cathay No 1 REIT	816,000	436,092
Cathay Real Estate Development Co., Ltd.	1,369,904	610,804
Center Laboratories, Inc. (b)	138,900	302,538
Chailease Holding Co., Ltd.	38,000	66,238
Chang Wah Electromaterials, Inc.	83,577	237,612
Charoen Pokphand Enterprise	526,675	405,840
Cheng Loong Corp.	704,128	253,787
Cheng Uei Precision Industry Co., Ltd.	252,915	334,768
Chin-Poon Industrial Co., Ltd.	157,000	283,423

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

China Airlines, Ltd. (b)	425,000	$151,861
China Bills Finance Corp.	666,394	254,681
China Chemical & Pharmaceutical Co., Ltd.	476,000	286,186
China Man-Made Fiber Corp. (b)	1,159,904	293,724
China Motor Corp.	653,000	468,689
China Petrochemical Development Corp. (b)	1,191,575	299,893
China Steel Chemical Corp.	141,000	497,250
China Synthetic Rubber Corp.	514,832	389,515
Chipbond Technology Corp.	321,000	518,643
ChipMOS TECHNOLOGIES Bermuda, Ltd.	30,959	538,067
Chlitina Holding, Ltd.	13,678	117,723
Chong Hong Construction Co., Ltd.	215,275	321,066
Chroma ATE, Inc.	243,680	523,945
Chung Hung Steel Corp. (b)	740,239	132,941
Clevo Co.	396,265	357,678
CMC Magnetics Corp. (b)	990,788	107,132
Coretronic Corp.	288,065	294,026
CTCI Corp.	556,000	730,761
CyberTAN Technology, Inc.	413,210	254,212
D-Link Corp. (b)	829,054	265,326
Darwin Precisions Corp.	599,576	218,898
Dynapack International Technology Corp.	76,000	117,599
E Ink Holdings, Inc. (b)	596,000	344,444
Elan Microelectronics Corp. (a)	446,899	534,601
Elite Material Co., Ltd.	256,782	489,086
Elite Semiconductor Memory Technology, Inc. (a)	241,674	211,758
eMemory Technology, Inc.	39,000	450,783
Epistar Corp. (a)	520,572	376,066
Eternal Materials Co., Ltd.	638,099	651,304
Everlight Chemical Industrial Corp. (a)	433,147	271,861
Everlight Electronics Co., Ltd. (a)	325,503	542,100
Excelsior Medical Co., Ltd.	163,403	255,381
Far Eastern Department Stores, Ltd.	629,490	330,549
Far Eastern International Bank	2,022,211	598,797
Faraday Technology Corp.	216,385	282,045
Farglory Land Development Co., Ltd.	184,464	212,354
Feng Hsin Steel Co., Ltd.	320,270	418,449
Firich Enterprises Co., Ltd.	116,837	304,581
FLEXium Interconnect, Inc. (a)	169,280	436,560
Formosa Taffeta Co., Ltd.	802,000	783,709
Formosan Rubber Group, Inc.	351,124	192,560
FSP Technology, Inc.	239,490	174,870
Gemtek Technology Corp.	343,234	191,965
GeoVision, Inc.	96,753	217,953
Gigabyte Technology Co., Ltd.	282,000	311,055
Gigastorage Corp. (b)	323,114	275,085
Ginko International Co., Ltd. (a)	39,000	388,982
Gintech Energy Corp. (a) (b)	353,172	280,374
Global Unichip Corp.	85,669	223,862
Gloria Material Technology Corp.	434,913	241,889
Goldsun Building Materials Co., Ltd.	1,519,041	445,555
Grand Pacific Petrochemical	835,000	448,841
Grape King Bio, Ltd.	104,000	596,197
Great Wall Enterprise Co., Ltd.	721,867	466,531
HannStar Display Corp. (a) (b)	1,545,599	204,582

HannsTouch Solution, Inc. (b)	512,511	120,548
Hey Song Corp.	204,770	224,595
Highwealth Construction Corp.	614,730	897,723
Himax Technologies, Inc. ADR (a)	63,526	714,032
Ho Tung Chemical Corp. (b)	1,234,482	286,910
HTC Corp. (a)	139,000	398,204
Huaku Development Co., Ltd.	259,260	479,306
Huang Hsiang Construction Corp.	249,484	214,725
I-Sheng Electric Wire & Cable Co., Ltd.	268,000	324,758
Ibase Technology, Inc.	274,619	468,450
Ichia Technologies, Inc. (a)	163,000	86,605
Inventec Corp.	142,000	90,007
Iron Force Industrial Co., Ltd.	4,000	24,298
ITE Technology, Inc.	207,887	185,383
Jess-Link Products Co., Ltd.	203,974	179,041
Jih Sun Financial Holdings Co., Ltd.	1,482,918	328,524
KEE TAI Properties Co., Ltd.	828,076	423,249
Kenda Rubber Industrial Co., Ltd.	513,632	817,113
Kerry TJ Logistics Co., Ltd.	160,000	206,314
King Slide Works Co., Ltd.	45,000	519,435
King Yuan Electronics Co., Ltd.	1,001,656	890,112
King’s Town Bank Co., Ltd.	1,093,000	752,236
Kinpo Electronics (b)	1,000,371	329,478
Kinsus Interconnect Technology Corp.	156,030	346,636
Kuoyang Construction Co., Ltd.	735,527	274,246
KYE Systems Corp.	572,855	177,816
LCY Chemical Corp. (b)	409,862	424,074
Lingsen Precision Industries, Ltd.	632,694	181,056
Long Bon International Co., Ltd.	332,000	194,451
Longwell Co.	252,000	265,436
Lumax International Corp., Ltd.	166,358	238,806
Lung Yen Life Service Corp.	158,000	284,247
Macronix International (b)	2,498,170	326,010
Makalot Industrial Co., Ltd. (a)	124,014	745,610
Masterlink Securities Corp.	1,249,826	358,436
Medigen Biotechnology Corp. (b)	67,000	147,182
Mercuries & Associates Holding, Ltd.	416,835	268,746
Merry Electronics Co., Ltd.	89,000	152,094
Micro-Star International Co., Ltd.	478,000	735,922
Microbio Co., Ltd. (b)	440,723	373,842
MIN AIK Technology Co., Ltd. (a)	120,000	200,969
Mirle Automation Corp.	461,854	541,728
Mitac Holdings Corp.	594,999	472,353
Motech Industries, Inc. (a) (b)	237,885	269,786
Nan Kang Rubber Tire Co., Ltd. (b)	657,204	657,531
Nantex Industry Co., Ltd.	419,778	350,858
Neo Solar Power Corp. (a)	464,759	301,810
Nien Hsing Textile Co., Ltd.	321,938	245,075
OBI Pharma, Inc. (a) (b)	43,908	538,891
Oriental Union Chemical Corp. (a)	575,500	363,890
Pan-International Industrial Corp.	440,539	180,683
Parade Technologies, Ltd.	40,000	396,470
PChome Online, Inc.	44,742	492,824
Phison Electronics Corp.	80,837	658,069
Phytohealth Corp. (b)	196,511	279,954
Pixart Imaging, Inc.	83,060	202,334
Portwell, Inc.	133,000	183,069
Powertech Technology, Inc.	482,000	1,093,276
President Securities Corp.	1,069,850	455,411

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Primax Electronics, Ltd.	285,000	$334,289
Prince Housing & Development Corp.	1,506,996	559,551
Promate Electronic Co., Ltd.	259,000	281,259
Qisda Corp.	1,202,641	388,624
Radiant Opto-Electronics Corp.	264,331	512,499
Radium Life Tech Co., Ltd.	757,810	248,412
Realtek Semiconductor Corp.	313,053	860,837
Richtek Technology Corp.	5,963	35,944
Ritek Corp. (a) (b)	1,996,596	169,361
Sampo Corp.	759,527	317,414
Sanyang Motor Co., Ltd. (a) (b)	457,945	305,923
ScinoPharm Taiwan, Ltd.	201,553	310,621
Senao International Co., Ltd.	134,911	181,089
Sercomm Corp.	207,000	526,762
Shinkong Insurance Co., Ltd.	293,841	217,295
Shinkong Synthetic Fibers Corp.	1,825,796	515,675
Sigurd Microelectronics Corp.	545,694	402,692
Silicon Integrated Systems Corp. (b)	813,000	170,764
Silicon Motion Technology Corp. ADR (a)	22,983	891,970
Simplo Technology Co., Ltd.	162,129	581,839
Sinbon Electronics Co., Ltd.	333,872	681,562
Sinmag Equipment Corp.	56,726	205,337
Sino-American Silicon Products, Inc.	364,058	406,093
Sinon Corp.	711,662	319,523
Sinphar Pharmaceutical Co., Ltd. (a)	304,346	277,546
Sinyi Realty, Inc.	539,940	460,519
Soft-World International Corp.	82,848	176,590
Solar Applied Materials Technology Co.	336,090	197,368
Solartech Energy Corp.	351,207	196,425
St Shine Optical Co., Ltd.	37,000	755,313
Standard Foods Corp.	392,592	973,429
Systex Corp. (a)	245,000	455,226
Taichung Commercial Bank Co., Ltd.	2,160,632	633,742
Taiflex Scientific Co., Ltd.	260,725	294,879
Tainan Enterprises Co., Ltd.	288,000	343,624
Tainan Spinning Co., Ltd.	1,366,105	575,153
Taisun Enterprise Co., Ltd. (b)	662,549	256,299
Taiwan Acceptance Corp.	188,000	433,433
Taiwan Business Bank (b)	3,769,652	999,103
Taiwan Cogeneration Corp.	472,469	354,528
Taiwan Fertilizer Co., Ltd.	215,000	324,998
Taiwan Hon Chuan Enterprise Co., Ltd. (a)	340,218	494,196
Taiwan Land Development Corp.	470,003	170,862
Taiwan Secom Co., Ltd.	292,961	846,550
Taiwan Surface Mounting Technology Corp.	321,308	285,527
Taiyen Biotech Co., Ltd.	321,979	288,124
Tatung Co., Ltd. (a) (b)	2,329,691	388,716
Test Rite International Co., Ltd.	416,896	256,480
Thye Ming Industrial Co., Ltd.	237,218	222,226
Ton Yi Industrial Corp.	343,000	159,862
Tong Hsing Electronic Industries, Ltd.	82,327	237,639
Tong Yang Industry Co., Ltd.	370,872	557,161
Topco Scientific Co., Ltd.	232,965	433,588
Transcend Information, Inc.	174,484	539,434
Tripod Technology Corp.	398,353	722,838
TSRC Corp.	475,028	402,203

TTY Biopharm Co., Ltd.	201,436	694,736
Tung Ho Steel Enterprise Corp.	565,258	343,363
Tung Thih Electronic Co., Ltd.	54,893	903,968
TXC Corp. (a)	390,120	530,924
U-Ming Marine Transport Corp. (a)	359,000	284,443
Unimicron Technology Corp. (a)	773,000	374,683
Unity Opto Technology Co., Ltd.	252,307	134,056
Unizyx Holding Corp. (a)	440,694	214,979
UPC Technology Corp.	698,914	196,097
USI Corp.	855,318	342,829
Visual Photonics Epitaxy Co., Ltd.	229,162	395,181
Wafer Works Corp. (a) (b)	376,872	127,053
Walsin Lihwa Corp. (b)	2,494,000	661,781
Wan Hai Lines, Ltd.	896,320	516,615
Waterland Financial Holdings Co., Ltd. (a)	1,800,660	445,913
Wei Chuan Foods Corp. (b)	231,899	142,667
Weikeng Industrial Co., Ltd.	265,628	165,068
Winbond Electronics Corp. (b)	2,124,730	623,872
Wistron NeWeb Corp.	166,435	445,771
WUS Printed Circuit Co., Ltd.	349,000	322,064
Yageo Corp.	449,640	741,856
Yang Ming Marine Transport Corp. (a) (b)	1,274,788	339,452
YFY, Inc.	1,662,941	534,783
Yieh Phui Enterprise Co., Ltd.	946,924	228,905
Yuanta Financial Holding Co., Ltd.	698,057	249,430
Yungtay Engineering Co., Ltd.	333,000	475,433
Zenitron Corp.	275,348	156,137
Zinwell Corp. (a)	280,674	545,057

		84,898,594

THAILAND — 3.7%
Bangkok Land PCL NVDR	11,189,600	470,739
Central Plaza Hotel PCL NVDR (a)	343,600	417,536
Chularat Hospital PCL NVDR	2,478,000	188,773
Dynasty Ceramic PCL NVDR	2,590,620	325,484
Esso Thailand PCL NVDR (b)	743,700	107,813
GFPT PCL	224,000	77,044
Gunkul Engineering PCL NVDR	99,200	74,724
Hana Microelectronics PCL	880,857	895,129
Ichitan Group PCL NVDR	1,118,800	413,428
Inter Far East Energy Corp. NVDR	276,900	55,490
International Engineering PCL (b)	68,179,034	58,140
Jasmine International PCL NVDR	4,314,200	426,760
Kiatnakin Bank PCL NVDR	377,000	450,085
LPN Development PCL NVDR (a)	669,100	266,271
Major Cineplex Group PCL NVDR	182,200	156,667
MBK PCL NVDR	477,100	200,713
MK Restaurants Group PCL NVDR	522,200	790,425
Precious Shipping PCL (a) (b)	454,300	77,481
Pruksa Real Estate PCL NVDR	154,800	118,806
PTG Energy PCL NVDR	144,700	57,173
Robinson Department Store PCL NVDR	272,400	389,088
Siam Global House PCL NVDR	716,174	207,646
Sino-Thai Engineering & Construction PCL NVDR	635,300	409,929
Sri Trang Agro-Industry PCL NVDR	372,200	132,248
Srisawad Power 1979 PCL NVDR	223,900	268,896
Supalai PCL NVDR	374,100	198,854

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Superblock PCL NVDR (a) (b)	3,617,500	$126,479
Thai Airways International PCL NVDR (b)	658,500	277,027
Thai Vegetable Oil PCL NVDR (a)	346,700	230,608
Thaicom PCL NVDR	517,300	422,751
Thanachart Capital PCL	970,842	1,041,765
Thoresen Thai Agencies PCL (a)	2,689,106	603,864
Tipco Asphalt PCL NVDR	186,500	132,533
Tisco Financial Group PCL	239,003	309,114
TPI Polene PCL	801,400	61,506
TTW PCL	1,267,900	360,404
VGI Global Media PCL NVDR	2,948,212	400,581
WHA Corp. PCL NVDR (b)	4,264,930	378,243

		11,580,217

TURKEY — 1.8%
Afyon Cimento Sanayi TAS (b)	48,661	110,086
Albaraka Turk Katilim Bankasi A/S	1,258,219	737,316
Aygaz A/S	93,518	405,199
Dogan Sirketler Grubu Holding A/S (b)	765,588	146,826
GSD Holding A/S	373,782	150,007
Ihlas Holding A/S (b)	3	0
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,117,321	571,418
Koza Altin Isletmeleri A/S (a)	65,066	417,567
NET Holding A/S (b)	214,683	234,835
Pegasus Hava Tasimaciligi A/S (a) (b)	31,506	192,346
Petkim Petrokimya Holding A/S (b)	899,874	1,275,170
Sekerbank TAS (b)	843,093	479,081
Sinpas Gayrimenkul Yatirim Ortakligi A/S	3	1
Tekfen Holding A/S (a)	113,194	218,694
Torunlar Gayrimenkul Yatirim Ortakligi A/S	153,982	241,716
Turkiye Sinai Kalkinma Bankasi A/S	776,507	455,033
Yazicilar Holding A/S Class A	20,398	95,843

		5,731,138

UNITED ARAB EMIRATES — 0.7%
Air Arabia PJSC	1,520,621	509,220
Al Waha Capital PJSC	920,375	531,226
Dana Gas PJSC (b)	2,489,926	352,508
Eshraq Properties Co. PJSC (b)	1,409,406	295,465
National Central Cooling Co. PJSC	553,319	180,774
RAK Properties PJSC	2,264,779	351,463

		2,220,656

TOTAL COMMON STOCKS (Cost $431,474,320)		311,723,854

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Cosan Logistica SA (expiring 4/14/16) (b)	603,764	1,704
Usinas Siderurgicas de Minas Gerais SA (expiring 4/20/16) (b)	19,950	2,533

		4,237

INDIA — 0.0% (e)
Sun Pharma Advanced Research Co., Ltd. (expiring 4/15/16) (b)	672	426

TOTAL RIGHTS (Cost $0)		4,663

SHORT-TERM INVESTMENTS — 7.5%
UNITED STATES — 7.5%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	22,495,685	22,495,685
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	806,253	806,253

TOTAL SHORT-TERM INVESTMENTS (Cost $23,301,938)		23,301,938

TOTAL INVESTMENTS — 107.1% (Cost $454,776,258)		335,030,455
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(22,170,071)

NET ASSETS — 100.0%		$312,860,384

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investment of cash collateral for securities loaned.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown represents the rate at March 31, 2016.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$174,861	$—	$—		$174,861
Brazil	18,457,257	—	—		18,457,257
Chile	5,856,819	—	—		5,856,819
China	49,342,345	29,198	673,894		50,045,437
Colombia	111,013	—	—		111,013
Cyprus	430,241	—	—		430,241
Czech Republic	781,896	—	—		781,896
Egypt	3,758,402	—	—		3,758,402
Greece	5,823,296	—	—		5,823,296
Hong Kong	13,319,156	—	558,274		13,877,430
Hungary	426,141	—	—		426,141
India	30,423,508	138,321	—		30,561,829
Indonesia	11,982,111	—	—		11,982,111
Malaysia	16,953,078	—	—		16,953,078
Mexico	8,102,801	—	0	(a)	8,102,801
Monaco	475,352	—	—		475,352
Peru	2,222,826	—	—		2,222,826
Philippines	5,214,300	—	—		5,214,300
Poland	9,012,069	—	—		9,012,069
Qatar	1,481,393	—	—		1,481,393
Russia	2,317,104	—	—		2,317,104
Singapore	1,299,110	—	—		1,299,110
South Africa	17,928,483	—	0	(a)	17,928,483
Taiwan	84,898,594	—	—		84,898,594
Thailand	11,580,217	—	—		11,580,217
Turkey	5,731,138	—	—		5,731,138
United Arab Emirates	2,220,656	—	—		2,220,656
Rights
Brazil	4,237	—	—		4,237
India	426	—	—		426
Short-Term Investments	23,301,938	—	—		23,301,938

TOTAL INVESTMENTS	$333,630,768	$167,519	$1,232,168		$335,030,455

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 5.6%
Astro Japan Property Group	110,021	$534,038
BGP Holdings PLC (a) (b)	1,313,937	—
BWP Trust	1,021,709	2,687,947
Charter Hall Retail REIT	679,533	2,399,333
Dexus Property Group REIT	1,994,605	12,182,733
Gateway Lifestyle	639,930	1,329,118
Goodman Group REIT	3,274,624	16,801,754
GPT Group REIT	3,729,343	14,343,980
Investa Office Fund REIT	1,279,040	4,122,546
Scentre Group REIT	11,074,001	37,822,904
Westfield Corp.	3,975,511	30,551,025

		122,775,378

AUSTRIA — 0.4%
BUWOG AG (a)	107,447	2,311,691
CA Immobilien Anlagen AG (a)	152,142	2,995,027
IMMOFINANZ AG (a) (c)	1,818,709	3,871,450

		9,178,168

BELGIUM — 0.4%
Befimmo SA	42,825	2,755,319
Cofinimmo SA	41,916	5,151,498

		7,906,817

BRAZIL — 0.2%
BR Malls Participacoes SA	974,326	4,055,110

CANADA — 4.3%
Artis Real Estate Investment Trust	140,767	1,396,297
Boardwalk Real Estate Investment Trust	48,434	1,939,307
Brookfield Asset Management, Inc. Class A	1,812,139	63,283,713
Canadian Apartment Properties	132,996	2,969,519
Canadian Real Estate Investment Trust	75,408	2,627,576
Crombie Real Estate Investment Trust	79,045	859,231
Dream Office Real Estate Investment Trust	111,133	1,782,837
First Capital Realty, Inc. (c)	238,425	3,800,938
H&R Real Estate Investment Trust	285,515	4,633,314
RioCan Real Estate Investment Trust	327,198	6,728,878
Smart Real Estate Investment Trust REIT	132,007	3,462,830

		93,484,440

FRANCE — 4.3%
Fonciere Des Regions	91,094	8,621,106
Gecina SA REIT	74,601	10,286,404
Klepierre REIT	392,063	18,809,252
Mercialys SA	38,271	889,462
Unibail-Rodamco SE	203,941	56,194,578

		94,800,802

HONG KONG — 3.0%
Champion REIT (c)	4,546,462	2,315,272
Hang Lung Properties, Ltd. (c)	4,388,018	8,383,937
Hongkong Land Holdings, Ltd.	2,444,700	14,643,753
Hysan Development Co., Ltd.	1,282,731	5,465,608

Link REIT	4,677,682	27,740,860
Prosperity REIT	2,357,000	878,191
Wheelock & Co., Ltd.	1,687,016	7,536,225

		66,963,846

ITALY — 0.1%
Beni Stabili SpA SIIQ	2,217,177	1,666,283
Immobiliare Grande Distribuzione SIIQ SpA	715,487	652,267

		2,318,550

JAPAN — 9.4%
Activia Properties, Inc.	1,159	6,022,119
Aeon Mall Co., Ltd.	244,000	3,618,916
AEON REIT Investment Corp.	2,217	2,844,356
Daibiru Corp.	125,600	1,061,613
Daiwa Office Investment Corp.	679	4,228,836
Frontier Real Estate Investment Corp.	1,044	5,025,170
Fukuoka Corp. REIT	1,438	2,603,612
Global One Real Estate Investment Corp.	382	1,526,029
Hankyu REIT, Inc.	1,273	1,556,210
Heiwa Real Estate Co., Ltd.	72,600	904,311
Hoshino Resorts REIT, Inc.	160	1,955,959
Hulic Co., Ltd.	935,400	8,954,939
Hulic, Inc. REIT (c)	1,780	2,898,172
Japan Excellent, Inc. (c)	2,662	3,600,018
Japan Prime Realty Investment Corp.	1,829	7,461,155
Japan Real Estate Investment Corp.	2,720	15,730,237
Japan Rental Housing Investments, Inc.	3,421	2,529,339
Japan Retail Fund Investment Corp. REIT	5,302	12,746,122
Kenedix Office Investment Corp. REIT	846	4,862,458
Kenedix Residential Investment Corp.	720	1,897,451
Kenedix Retail REIT Corp.	731	1,774,900
MCUBS MidCity Investment Corp.	547	1,644,966
Mitsui Fudosan Co., Ltd.	2,064,000	51,565,568
Mori Hills Investment Corp. REIT	2,915	4,318,230
Mori Trust Sogo REIT, Inc.	2,135	3,696,526
Nippon Building Fund, Inc. (c)	2,936	17,423,480
NTT Urban Development Corp.	231,400	2,266,750
Orix JREIT, Inc. REIT	5,015	7,786,089
Premier Investment Corp.	2,364	2,925,685
Tokyu Fudosan Holdings Corp.	1,074,700	7,305,225
Tokyu REIT, Inc. (c)	1,937	2,662,632
Top REIT, Inc.	379	1,498,870
United Urban Investment Corp.	5,712	9,244,297

		206,140,240

NETHERLANDS — 0.6%
Atrium European Real Estate, Ltd. (a)	351,458	1,404,167
Eurocommercial Properties NV	99,527	4,664,802
Vastned Retail NV	40,216	1,802,651
Wereldhave NV	84,888	4,754,484

		12,626,104

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

NEW ZEALAND — 0.4%
Argosy Property, Ltd.	1,748,754	$1,438,779
Goodman Property Trust	2,154,412	1,974,466
Kiwi Property Group, Ltd.	2,698,304	2,707,109
Precinct Properties New Zealand, Ltd.	2,140,583	1,865,189

		7,985,543

PHILIPPINES — 1.0%
Ayala Land, Inc.	12,204,500	9,343,221
Robinsons Land Corp.	3,330,200	2,017,865
SM Prime Holdings, Inc.	23,993,700	11,437,978

		22,799,064

SINGAPORE — 2.7%
Ascendas REIT	4,700,439	8,342,529
Cambridge Industrial Trust	2,119,271	881,325
CapitaLand Commercial Trust, Ltd. (c)	4,161,782	4,543,160
CapitaLand Mall Trust REIT	5,514,960	8,559,533
CapitaLand, Ltd.	5,206,400	11,869,633
Frasers Commercial Trust	1,223,956	1,181,600
Global Logistic Properties, Ltd.	6,301,900	9,008,731
GuocoLand, Ltd.	544,099	727,297
Keppel REIT (c)	3,635,600	2,686,337
Mapletree Logistics Trust	3,132,473	2,349,471
Starhill Global REIT	2,950,924	1,709,283
Suntec Real Estate Investment Trust	5,241,574	6,519,855
United Industrial Corp., Ltd.	419,905	916,769

		59,295,523

SOUTH AFRICA — 0.6%
Growthpoint Properties, Ltd. REIT	4,556,298	7,611,384
Hyprop Investments, Ltd.	435,287	3,482,474
SA Corporate Real Estate Fund Nominees Pty, Ltd.	3,574,834	1,173,949

		12,267,807

SPAIN — 0.0% (d)
Martinsa Fadesa SA (a) (b)	178	0

SWEDEN — 0.6%
Castellum AB (c)	356,653	5,679,734
Fabege AB	295,984	5,005,663
Kungsleden AB	329,542	2,337,408

		13,022,805

SWITZERLAND — 0.9%
PSP Swiss Property AG (a)	84,512	8,163,066
Swiss Prime Site AG (a)	144,705	12,813,642

		20,976,708

THAILAND — 0.2%
Central Pattana PCL NVDR	2,848,200	4,169,480

UNITED KINGDOM — 5.5%
Big Yellow Group PLC REIT	314,280	3,498,530
British Land Co. PLC REIT	2,127,295	21,418,215
Capital & Counties Properties PLC (c)	1,556,254	7,376,979
Derwent London PLC	230,136	10,426,011
Grainger PLC	881,910	2,868,509
Great Portland Estates PLC REIT	720,084	7,534,630

Hammerson PLC	1,629,573	13,549,541
Intu Properties PLC	1,710,372	7,694,534
Land Securities Group PLC REIT	1,665,644	26,358,271
Segro PLC	1,540,599	9,085,285
Shaftesbury PLC	581,735	7,617,123
Workspace Group PLC	248,597	2,797,725

		120,225,353

UNITED STATES — 59.4%
Acadia Realty Trust	147,664	5,187,436
Alexandria Real Estate Equities, Inc. REIT	152,862	13,893,627
American Campus Communities, Inc.	272,356	12,825,244
American Homes 4 Rent Class A	382,997	6,089,652
Apartment Investment & Management Co. Class A, REIT	325,357	13,606,430
Apple Hospitality REIT, Inc.	323,841	6,415,290
Ashford Hospitality Prime, Inc.	55,226	644,487
Ashford Hospitality Trust, Inc.	165,811	1,057,874
AvalonBay Communities, Inc. REIT	285,971	54,391,684
Boston Properties, Inc. REIT	320,645	40,747,567
Brandywine Realty Trust	363,032	5,093,339
Brixmor Property Group, Inc.	353,219	9,049,471
Camden Property Trust	180,611	15,187,579
Care Capital Properties, Inc.	175,234	4,703,281
CBL & Associates Properties, Inc.	314,097	3,737,754
Cedar Realty Trust, Inc. (c)	160,247	1,158,586
Columbia Property Trust, Inc.	257,817	5,669,396
Corporate Office Properties Trust	198,488	5,208,325
Cousins Properties, Inc.	415,918	4,317,229
CubeSmart REIT	358,395	11,934,554
DCT Industrial Trust, Inc.	185,205	7,310,041
DDR Corp. REIT	631,823	11,240,131
DiamondRock Hospitality Co.	420,315	4,253,588
Digital Realty Trust, Inc. REIT (c)	305,565	27,039,447
Douglas Emmett, Inc. REIT	290,583	8,749,454
Duke Realty Corp.	718,884	16,203,645
DuPont Fabros Technology, Inc. (c)	153,075	6,204,130
EastGroup Properties, Inc. (c)	67,604	4,081,253
Education Realty Trust, Inc.	132,413	5,508,381
Equity Commonwealth (a)	262,193	7,399,086
Equity LifeStyle Properties, Inc.	166,417	12,103,508
Equity One, Inc.	190,531	5,460,618
Equity Residential REIT	762,177	57,186,140
Essex Property Trust, Inc. REIT (c)	136,539	31,931,011
Extra Space Storage, Inc. REIT	261,171	24,409,042
Federal Realty Investment Trust REIT	145,559	22,714,482
FelCor Lodging Trust, Inc. (c)	275,149	2,234,210
First Industrial Realty Trust, Inc.	229,502	5,218,876
First Potomac Realty Trust	124,071	1,124,083
Forest City Realty Trust, Inc. Class A	450,324	9,497,333
Franklin Street Properties Corp.	183,615	1,948,155
General Growth Properties, Inc. REIT	1,215,975	36,150,937
HCP, Inc. REIT	972,023	31,668,509
Healthcare Realty Trust, Inc. REIT	211,910	6,545,900

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Hersha Hospitality Trust	96,956	$2,069,041
Highwoods Properties, Inc.	200,448	9,583,419
Hospitality Properties Trust	314,590	8,355,510
Host Hotels & Resorts, Inc. REIT	1,571,041	26,236,385
Kilroy Realty Corp. REIT	191,515	11,849,033
Kimco Realty Corp. REIT	864,016	24,866,381
Kite Realty Group Trust	174,099	4,824,283
LaSalle Hotel Properties REIT (c)	234,251	5,928,893
Liberty Property Trust REIT	303,579	10,157,753
LTC Properties, Inc.	79,372	3,590,789
Macerich Co. REIT	264,851	20,986,793
Mack-Cali Realty Corp. (c)	188,332	4,425,802
Mid-America Apartment Communities, Inc. (c)	156,805	16,027,039
Monogram Residential Trust, Inc.	344,635	3,398,101
National Storage Affiliates Trust	47,891	1,015,289
New York REIT, Inc. (c)	342,788	3,462,159
NexPoint Residential Trust, Inc.	44,532	582,924
Parkway Properties, Inc.	170,986	2,677,641
Pebblebrook Hotel Trust (c)	150,285	4,368,785
Pennsylvania Real Estate Investment Trust	146,399	3,198,818
Piedmont Office Realty Trust, Inc. Class A	301,793	6,129,416
Post Properties, Inc. REIT	111,326	6,650,615
Prologis, Inc. REIT	1,095,521	48,400,118
PS Business Parks, Inc.	41,044	4,125,332
Public Storage REIT	307,424	84,796,762
Ramco-Gershenson Properties Trust (c)	167,708	3,023,775
Regency Centers Corp.	202,849	15,183,248
Retail Opportunity Investments Corp.	209,846	4,222,102
Rexford Industrial Realty, Inc. (c)	118,196	2,146,439
RLJ Lodging Trust	260,720	5,965,274
Rouse Properties, Inc.	78,701	1,446,524
Saul Centers, Inc.	24,052	1,275,237
Senior Housing Properties Trust	492,931	8,818,536
Silver Bay Realty Trust Corp. (c)	75,688	1,123,967
Simon Property Group, Inc. REIT	645,716	134,108,756
SL Green Realty Corp. REIT (c)	208,991	20,247,048
Sovran Self Storage, Inc.	82,367	9,715,188
Sun Communities, Inc. REIT	121,069	8,669,751
Sunstone Hotel Investors, Inc. REIT	446,645	6,253,030
Tanger Factory Outlet Centers, Inc.	198,336	7,217,447
Taubman Centers, Inc.	125,011	8,904,534
Tier REIT, Inc.	97,393	1,308,962
UDR, Inc. REIT	556,092	21,426,225
Universal Health Realty Income Trust	25,702	1,445,738
Urban Edge Properties	191,342	4,944,277
Ventas, Inc. REIT (c)	701,565	44,170,532
Vornado Realty Trust REIT	370,160	34,954,209
Washington Real Estate Investment Trust (c)	142,312	4,156,934
Weingarten Realty Investors REIT	236,747	8,882,747
Welltower, Inc. REIT	741,375	51,406,943
WP Glimcher, Inc.	389,353	3,694,960

Xenia Hotels & Resorts, Inc. (c)	235,855	3,684,055

		1,303,204,284

TOTAL COMMON STOCKS (Cost $1,951,579,895)		2,184,196,022

SHORT-TERM INVESTMENTS — 2.2%
UNITED STATES — 2.2%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	43,650,432	43,650,432
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	3,262,432	3,262,432

TOTAL SHORT-TERM INVESTMENTS (Cost $46,912,864)		46,912,864

TOTAL INVESTMENTS — 101.8% (Cost $1,998,492,759)		2,231,108,886
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(38,917,942)

NET ASSETS — 100.0%		$2,192,190,944

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2016.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$122,775,378	$—	$0	(a)	$122,775,378
Austria	9,178,168	—	—		9,178,168
Belgium	7,906,817	—	—		7,906,817
Brazil	4,055,110	—	—		4,055,110
Canada	93,484,440	—	—		93,484,440
France	94,800,802	—	—		94,800,802
Hong Kong	66,963,846	—	—		66,963,846
Italy	2,318,550	—	—		2,318,550
Japan	206,140,240	—	—		206,140,240
Netherlands	12,626,104	—	—		12,626,104
New Zealand	7,985,543	—	—		7,985,543
Philippines	22,799,064	—	—		22,799,064
Singapore	59,295,523	—	—		59,295,523
South Africa	12,267,807	—	—		12,267,807
Spain	—	—	0	(a)	0
Sweden	13,022,805	—	—		13,022,805
Switzerland	20,976,708	—	—		20,976,708
Thailand	4,169,480	—	—		4,169,480
United Kingdom	120,225,353	—	—		120,225,353
United States	1,303,204,284	—	—		1,303,204,284
Short-Term Investments	46,912,864	—	—		46,912,864

TOTAL INVESTMENTS	$2,231,108,886	$—	$0		$2,231,108,886

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 2.1%
Aristocrat Leisure, Ltd.	7,818	$61,944
Automotive Holdings Group, Ltd.	9,528	29,977
Crown Resorts, Ltd.	5,639	54,049
Fairfax Media, Ltd.	32,954	21,801
Tatts Group, Ltd.	20,719	60,246

		228,017

BELGIUM — 0.3%
D’ieteren SA	688	29,008

CANADA — 3.6%
Amaya, Inc. (a) (b)	580	7,802
Canadian Tire Corp., Ltd. Class A	945	98,770
Gildan Activewear, Inc. (a)	2,293	70,202
Magna International, Inc.	2,949	127,290
Restaurant Brands International, Inc. (a)	557	21,721
Shaw Communications, Inc. Class B (a)	3,129	60,696

		386,481

DENMARK — 0.7%
Pandora A/S	549	72,005

FINLAND — 0.4%
Nokian Renkaat Oyj (a)	838	29,622
Sanoma Oyj (a)	2,133	10,452

		40,074

FRANCE — 11.0%
Accor SA	1,264	53,640
Christian Dior SE	283	51,406
Cie Generale des Etablissements Michelin	1,249	127,997
Havas SA	5,141	41,284
Hermes International	150	52,895
Kering	528	94,525
Lagardere SCA	975	25,943
LVMH Moet Hennessy Louis Vuitton SE	1,380	236,673
Numericable-SFR SA	824	34,733
Peugeot SA (b)	862	14,793
Publicis Groupe SA (b)	808	56,820
Renault SA	1,183	117,715
Sodexo SA	780	84,210
Valeo SA (b)	450	70,151
Vivendi SA	6,039	127,175

		1,189,960

GERMANY — 10.3%
adidas AG	1,386	162,680
Bayerische Motoren Werke AG	1,536	141,253
Bayerische Motoren Werke AG Preference Shares	259	20,737
Continental AG	510	116,234
Daimler AG	5,028	386,007
HUGO BOSS AG	166	10,904
Kabel Deutschland Holding AG	78	8,755
Leoni AG (a)	158	5,460
Porsche Automobil Holding SE Preference Shares	581	29,986
ProSiebenSat.1 Media SE	867	44,642
TUI AG	4,809	74,580

Volkswagen AG	142	20,640
Volkswagen AG Preference Shares	772	98,398

		1,120,276

HONG KONG — 3.2%
Esprit Holdings, Ltd. (b)	17,282	16,131
Fairwood Holdings, Ltd.	12,000	40,920
Galaxy Entertainment Group, Ltd.	12,000	45,020
Giordano International, Ltd.	60,000	27,461
Global Brands Group Holding, Ltd. (b)	46,000	5,575
Li & Fung, Ltd. (a)	46,000	27,221
Pico Far East Holdings, Ltd.	80,000	21,350
Sands China, Ltd.	17,600	71,702
Shangri-La Asia, Ltd.	12,500	14,262
SJM Holdings, Ltd.	18,000	12,856
Techtronic Industries Co., Ltd.	11,500	45,442
Yuxing InfoTech Investment Holdings, Ltd.	68,000	23,144

		351,084

IRELAND — 0.3%
Paddy Power Betfair PLC	200	27,942

ITALY — 0.5%
Ferrari NV (a) (b)	579	24,083
Luxottica Group SpA	112	6,190
Mediaset SpA	6,153	25,424

		55,697

JAPAN — 33.5%
Aisin Seiki Co., Ltd. (a)	1,700	64,131
Aoyama Trading Co., Ltd.	1,000	38,480
Asics Corp.	600	10,703
Bandai Namco Holdings, Inc.	2,900	63,318
Benesse Holdings, Inc. (a)	1,200	34,592
Bookoff Corp.	1,100	8,730
Bridgestone Corp. (a)	4,700	175,840
Can Do Co., Ltd. (a)	600	8,253
Casio Computer Co., Ltd. (a)	2,900	58,596
Denso Corp.	2,300	92,577
Dentsu, Inc. (a)	2,000	100,538
Fast Retailing Co., Ltd. (a)	288	92,297
Fuji Corp., Ltd. (a)	2,300	13,997
Fuji Heavy Industries, Ltd.	3,300	116,709
GLOBERIDE, Inc.	600	7,725
Gunze, Ltd. (a)	11,000	31,122
Haseko Corp.	1,800	16,784
Honda Motor Co., Ltd. (a)	8,000	219,654
Isetan Mitsukoshi Holdings, Ltd. (a)	3,900	45,629
Isuzu Motors, Ltd.	3,200	33,083
Kappa Create Co., Ltd. (a)	600	6,566
Koito Manufacturing Co., Ltd.	600	27,225
Kojima Co., Ltd. (b)	7,600	16,364
Konaka Co., Ltd.	4,400	21,570
Kyoritsu Maintenance Co., Ltd. (a)	200	17,278
Kyoto Kimono Yuzen Co., Ltd. (a)	2,600	19,917
Mazda Motor Corp.	2,700	41,955
Mitsubishi Motors Corp. (a)	2,300	17,251
NGK Spark Plug Co., Ltd.	900	17,248
Nikon Corp. (a)	2,900	44,431
Nissan Motor Co., Ltd. (a)	11,500	106,564

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Nitori Holdings Co., Ltd. (a)	400	$36,692
Oriental Land Co., Ltd.	1,700	120,548
Otsuka Kagu, Ltd.	1,500	19,925
Panasonic Corp.	10,200	93,792
Pioneer Corp. (a) (b)	2,400	6,363
Rakuten, Inc.	4,700	45,392
Resorttrust, Inc. (a)	2,200	49,502
Ringer Hut Co., Ltd.	900	19,658
Ryohin Keikaku Co., Ltd. (a)	200	42,351
Sanrio Co., Ltd. (a)	300	5,875
Sanyo Housing Nagoya Co., Ltd. (a)	1,300	11,451
Sega Sammy Holdings, Inc. (a)	500	5,459
Sekisui Chemical Co., Ltd.	6,000	73,989
Sekisui House, Ltd.	6,000	101,401
Sharp Corp. (a) (b)	6,000	6,887
Shimano, Inc. (a)	900	141,252
Sony Corp.	5,300	136,420
Stanley Electric Co., Ltd. (a)	1,800	40,758
Suminoe Textile Co., Ltd.	5,000	14,547
Sumitomo Electric Industries, Ltd.	3,800	46,285
Sumitomo Forestry Co., Ltd.	5,000	57,520
Suzuki Motor Corp. (a)	2,700	72,332
Toho Co., Ltd.	800	21,076
Toyota Industries Corp.	1,500	67,530
Toyota Motor Corp.	14,000	741,385
Yamada Denki Co., Ltd. (a)	7,400	35,027
Yamaha Corp.	900	27,145
Yamaha Motor Co., Ltd.	1,200	19,987

		3,629,676

LUXEMBOURG — 0.6%
SES SA	2,133	62,553

MACAU — 0.2%
Wynn Macau, Ltd. (b)	11,600	17,946

NETHERLANDS — 1.4%
Altice NV Class A (b)	1,124	20,058
Altice NV Class B (b)	374	6,749
Wolters Kluwer NV	3,112	124,403

		151,210

NORWAY — 0.4%
Schibsted ASA Class A	778	22,753
Schibsted ASA Class B (b)	778	21,550

		44,303

SINGAPORE — 0.7%
Genting Singapore PLC (b)	35,900	22,261
Singapore Press Holdings, Ltd. (a)	18,000	53,468

		75,729

SOUTH KOREA — 5.0%
Cheil Worldwide, Inc.	913	13,572
Coway Co., Ltd.	290	24,471
Fila Korea, Ltd.	88	7,326
Hankook Tire Co., Ltd.	660	31,396
Hanon Systems	1,150	9,251
Hanssem Co., Ltd.	128	25,016
HLB, Inc. (b)	874	13,604
Hotel Shilla Co., Ltd.	218	12,677
Hyundai Department Store Co., Ltd.	129	15,510
Hyundai Engineering Plastics Co., Ltd.	1,733	15,002

Hyundai Mobis Co., Ltd.	354	77,078
Hyundai Motor Co.	793	105,747
Hyundai Wia Corp.	132	12,120
Kangwon Land, Inc.	533	19,062
Kia Motors Corp.	1,439	60,776
LG Electronics, Inc.	559	30,111
Lotte Shopping Co., Ltd.	90	19,753
Multicampus Co., Ltd.	326	13,127
Seoul Auction Co., Ltd.	1,348	25,579
Seoyon Co., Ltd.	736	8,077
Seoyon E-Hwa Co., Ltd.	453	5,565

		544,820

SPAIN — 1.9%
Industria de Diseno Textil SA	5,809	195,710
NH Hotel Group SA (b)	3,115	14,341

		210,051

SWEDEN — 2.2%
Electrolux AB Series B	2,896	76,305
Hennes & Mauritz AB Class B	5,008	167,228

		243,533

SWITZERLAND — 2.7%
Cie Financiere Richemont SA	2,743	182,027
Dufry AG (b)	130	16,059
Swatch Group AG (a)	259	90,088

		288,174

UNITED KINGDOM — 15.6%
Burberry Group PLC	3,150	61,800
Compass Group PLC	11,372	200,716
Fiat Chrysler Automobiles NV (a)	5,791	46,854
GKN PLC	10,955	45,473
Home Retail Group PLC	8,743	20,835
Informa PLC	6,041	60,258
ITV PLC	25,782	89,380
Kingfisher PLC	21,161	114,572
Marks & Spencer Group PLC	11,349	66,259
Next PLC	1,617	125,502
Ocado Group PLC (a) (b)	2,017	8,410
Pearson PLC	6,750	84,891
RELX NV	8,701	152,149
RELX PLC	8,281	154,016
Sky PLC	7,921	116,581
Sports Direct International PLC (b)	1,184	6,435
Thomas Cook Group PLC (b)	5,224	6,972
WH Smith PLC	554	14,476
Whitbread PLC	2,179	124,022
WPP PLC	8,245	192,808

		1,692,409

UNITED STATES — 2.2%
Carnival PLC	1,585	85,475
International Game Technology PLC	1,572	28,689
Thomson Reuters Corp. (a)	3,130	127,334

		241,498

TOTAL COMMON STOCKS (Cost $12,136,887)		10,702,446

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

WARRANTS — 0.1%
FRANCE — 0.1%
Peugeot SA (expiring 4/29/17) (b) (Cost $7,744)	3,417	$11,798

SHORT-TERM INVESTMENTS — 12.3%
UNITED STATES — 12.3%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	1,329,079	1,329,079
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	3,092	3,092

TOTAL SHORT-TERM INVESTMENTS (Cost $1,332,171)		1,332,171

TOTAL INVESTMENTS — 111.2% (Cost $13,476,802)		12,046,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(1,214,402)

NET ASSETS — 100.0%		$10,832,013

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$228,017	$—	$—	$228,017
Belgium	29,008	—	—	29,008
Canada	386,481	—	—	386,481
Denmark	72,005	—	—	72,005
Finland	40,074	—	—	40,074
France	1,189,960	—	—	1,189,960
Germany	1,120,276	—	—	1,120,276
Hong Kong	351,084	—	—	351,084
Ireland	27,942	—	—	27,942
Italy	55,697	—	—	55,697
Japan	3,629,676	—	—	3,629,676
Luxembourg	62,553	—	—	62,553
Macau	17,946	—	—	17,946
Netherlands	151,210	—	—	151,210
Norway	44,303	—	—	44,303
Singapore	75,729	—	—	75,729
South Korea	544,820	—	—	544,820
Spain	210,051	—	—	210,051
Sweden	243,533	—	—	243,533
Switzerland	288,174	—	—	288,174
United Kingdom	1,692,409	—	—	1,692,409
United States	241,498	—	—	241,498

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Warrants
France	$11,798	$—	$—	$11,798
Short-Term Investments	1,332,171	—	—	1,332,171

TOTAL INVESTMENTS	$12,046,415	$—	$—	$12,046,415

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.2%
Bellamy’s Australia, Ltd. (a)	993	$7,899
Blackmores, Ltd. (a)	170	23,166
Coca-Cola Amatil, Ltd.	12,527	85,186
Metcash, Ltd. (a) (b)	5,426	7,263
Treasury Wine Estates, Ltd.	17,307	128,341
Wesfarmers, Ltd.	23,639	753,739
Woolworths, Ltd. (a)	24,525	416,935

		1,422,529

BELGIUM — 6.3%
Anheuser-Busch InBev NV VVPR Strip (b) (c) (d)	2,040	—
Anheuser-Busch InBev SA (c)	15,394	1,916,490
Delhaize Group	2,257	235,978

		2,152,468

CANADA — 3.3%
AGT Food & Ingredients, Inc.	542	15,902
Alimentation Couche-Tard, Inc. Class B	7,307	326,526
Clearwater Seafoods, Inc.	631	6,240
Corby Spirit and Wine, Ltd.	1,590	22,840
Cott Corp.	2,349	32,780
Empire Co., Ltd. Class A (a)	1,806	31,416
George Weston, Ltd.	88	7,911
High Liner Foods, Inc. (a)	257	2,980
Jean Coutu Group PJC, Inc. Class A	522	8,887
KP Tissue, Inc. (a)	1,429	14,572
Liquor Stores N.A., Ltd. (a)	1,406	8,631
Loblaw Cos., Ltd.	6,369	358,076
Maple Leaf Foods, Inc.	362	7,599
Metro, Inc.	3,178	110,712
North West Co., Inc. (a)	720	16,098
Premium Brands Holdings Corp. (a)	631	26,739
Rogers Sugar, Inc. (a)	3,158	12,574
Saputo, Inc.	3,021	97,255
SunOpta, Inc. (b)	2,598	11,587

		1,119,325

DENMARK — 0.8%
Carlsberg A/S Class B (a)	2,759	263,327
Royal Unibrew A/S	285	13,775
United International Enterprises	49	7,382

		284,484

FAEROE ISLANDS — 0.1%
Bakkafrost P/F	516	19,994

FINLAND — 0.3%
Kesko Oyj Class B	2,382	105,346

FRANCE — 7.6%
Carrefour SA	12,022	331,258
Casino Guichard Perrachon SA (a)	1,339	76,873
Danone SA	12,258	873,178
L’Oreal SA	4,580	821,754
Pernod Ricard SA	4,331	483,668

		2,586,731

GERMANY — 2.4%
Beiersdorf AG	2,477	223,950
Henkel AG & Co. KGaA	152	14,960

Henkel AG & Co. KGaA Preference Shares	5,185	572,541
METRO AG	598	18,556
Suedzucker AG	271	4,785

		834,792

HONG KONG — 0.3%
Vitasoy International Holdings, Ltd.	56,000	104,541

IRELAND — 1.3%
C&C Group PLC	4,290	19,408
Fyffes PLC	6,771	10,725
Glanbia PLC	1,992	40,723
Greencore Group PLC	11,560	62,307
Kerry Group PLC Class A	2,868	267,603
Origin Enterprises PLC	1,138	8,715
Total Produce PLC	17,185	31,137

		440,618

JAPAN — 18.2%
Aeon Co., Ltd. (a)	17,505	253,242
Ain Holdings, Inc.	800	41,069
Ajinomoto Co., Inc.	13,728	310,176
Ariake Japan Co., Ltd. (a)	500	29,361
Asahi Group Holdings, Ltd.	11,182	348,906
Axial Retailing, Inc.	600	19,778
Calbee, Inc. (a)	1,700	67,610
Coca-Cola East Japan Co., Ltd. (a)	900	14,958
Coca-Cola West Co., Ltd.	800	19,830
Cocokara fine, Inc.	700	30,455
Cosmos Pharmaceutical Corp.	100	16,647
euglena Co., Ltd. (a) (b)	1,600	23,218
Ezaki Glico Co., Ltd.	1,600	82,139
FamilyMart Co., Ltd.	1,500	78,073
Fuji Oil Holdings, Inc.	1,600	28,884
Fujicco Co., Ltd.	1,600	33,482
Genky Stores, Inc.	200	6,922
Hokuto Corp. (a)	1,500	29,708
Ito En, Ltd. (a)	500	15,815
Japan Tobacco, Inc. (a)	20,578	858,675
Kao Corp.	10,608	566,572
Kenko Mayonnaise Co., Ltd.	800	17,303
Kewpie Corp. (a)	3,100	70,387
Key Coffee, Inc. (a)	3,100	51,467
Kikkoman Corp. (a)	4,000	131,678
Kirin Holdings Co., Ltd.	15,675	220,073
Kobe Bussan Co., Ltd.	400	9,274
Kose Corp. (a)	700	68,197
Kotobuki Spirits Co., Ltd.	900	20,235
Kusuri No Aoki Co., Ltd. (a)	400	21,887
Lawson, Inc.	2,324	194,778
Life Corp. (a)	800	20,058
Lion Corp.	10,000	112,905
Matsumotokiyoshi Holdings Co., Ltd. (a)	1,100	57,645
Megmilk Snow Brand Co., Ltd.	700	17,619
MEIJI Holdings Co., Ltd.	3,000	241,559
Ministop Co., Ltd. (a)	400	7,292
Morinaga & Co., Ltd. (a)	7,000	35,687
NH Foods, Ltd. (a)	3,000	66,195
Nichirei Corp.	9,388	76,511
Nippon Suisan Kaisha, Ltd.	4,100	19,954

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Nisshin Seifun Group, Inc.	1,600	$25,467
Nissin Foods Holdings Co., Ltd. (a)	1,500	70,599
Oenon Holdings, Inc.	31,351	57,740
Pigeon Corp. (a)	1,500	39,197
Qol Co., Ltd.	800	12,036
S Foods, Inc.	400	8,662
San-A Co., Ltd.	300	14,200
Seven & i Holdings Co., Ltd.	15,775	672,573
Shiseido Co., Ltd.	8,493	189,816
Sugi Holdings Co., Ltd.	200	10,570
Sundrug Co., Ltd.	300	22,474
Suntory Beverage & Food, Ltd.	1,100	49,620
Takara Holdings, Inc. (a)	1,400	11,547
Toyo Suisan Kaisha, Ltd.	1,400	50,323
Tsuruha Holdings, Inc.	700	68,944
Unicharm Corp. (a)	9,300	202,640
UNY Group Holdings Co., Ltd. (a)	12,600	88,899
Valor Holdings Co., Ltd. (a)	800	20,207
Warabeya Nichiyo Co., Ltd.	300	6,617
Welcia Holdings Co., Ltd.	500	28,827
Yakult Honsha Co., Ltd. (a)	2,280	101,124
Yamazaki Baking Co., Ltd.	4,000	84,381
Yaoko Co., Ltd.	400	17,705

		6,190,392

NETHERLANDS — 2.5%
Heineken NV	4,718	428,230
Koninklijke Ahold NV	18,992	427,869

		856,099

NEW ZEALAND — 0.0% (e)
Scales Corp., Ltd.	5,908	12,798

NORWAY — 0.6%
Marine Harvest ASA (b)	9,560	147,366
Orkla ASA	4,548	41,212
Salmar ASA	186	4,565

		193,143

PORTUGAL — 0.2%
Jeronimo Martins SGPS SA	2,757	45,178
Sonae SGPS SA	8,682	10,478

		55,656

SINGAPORE — 0.7%
Golden Agri-Resources, Ltd.	207,975	63,322
Wilmar International, Ltd. (a)	64,000	159,691

		223,013

SOUTH KOREA — 3.6%
Able C&C Co., Ltd.	271	6,991
Amorepacific Corp.	492	166,280
AMOREPACIFIC Group	449	57,519
BGF retail Co., Ltd.	163	23,375
Binggrae Co., Ltd.	146	8,860
CJ CheilJedang Corp.	119	36,160
CJ Freshway Corp.	118	5,912
Coreana Cosmetics Co., Ltd.	433	3,472
Cosmax BTI, Inc.	62	2,776
Cosmax, Inc.	87	9,547
Crown Confectionery Co., Ltd.	41	18,930
Dae Han Flour Mills Co., Ltd.	146	25,086

Daesang Corp.	710	18,036
Dongsuh Cos., Inc.	1,440	40,483
Dongwon F&B Co., Ltd.	13	3,802
Dongwon Industries Co., Ltd.	56	13,931
E-MART, Inc.	318	48,801
GS Retail Co., Ltd.	438	18,058
Harim Co., Ltd. (b)	2,157	8,403
Hite Jinro Co., Ltd.	600	15,163
Hyundai Greenfood Co., Ltd.	656	11,128
Jinro Distillers Co., Ltd.	177	5,038
Korea Kolmar Co., Ltd.	194	13,792
Korea Kolmar Holdings Co., Ltd.	105	4,219
KT&G Corp.	2,256	216,999
LG Household & Health Care, Ltd.	177	146,262
LG Household & Health Care, Ltd. Preference Shares	15	5,863
Lotte Chilsung Beverage Co., Ltd.	5	7,953
Lotte Confectionery Co., Ltd.	16	35,929
Lotte Food Co., Ltd.	40	29,311
Maeil Dairy Industry Co., Ltd.	578	22,340
Muhak Co., Ltd.	225	7,093
Namyang Dairy Products Co., Ltd.	16	11,417
Nong Woo Bio Co., Ltd.	764	14,764
NongShim Co., Ltd.	60	20,986
Orion Corp.	63	50,351
Ottogi Corp.	63	49,966
Pulmuone Co., Ltd.	26	4,047
Sajo Industries Co., Ltd. (b)	193	10,244
Samlip General Foods Co., Ltd.	29	5,427
Samyang Holdings Corp.	119	16,389
Sansung Life & Science Co., Ltd. (b)	229	6,878
Sunjin Co., Ltd.	290	7,405

		1,235,386

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA (a)	4,144	21,562
Ebro Foods SA	7,324	160,119

		181,681

SWEDEN — 1.3%
ICA Gruppen AB (a)	216	7,157
Svenska Cellulosa AB SCA Class A	2,179	68,246
Svenska Cellulosa AB SCA Class B	6,572	205,671
Swedish Match AB	5,069	172,329

		453,403

SWITZERLAND — 14.6%
Aryzta AG (b)	990	41,176
Chocoladefabriken Lindt & Spruengli AG (b)	57	354,743
Coca-Cola HBC AG (b)	3,122	66,411
Nestle SA	60,020	4,503,145
Oriflame Holding AG (a) (b)	950	18,926

		4,984,401

UNITED KINGDOM — 30.4%
Associated British Foods PLC	5,427	261,229
Booker Group PLC	12,135	30,052
British American Tobacco PLC	34,768	2,043,857
Diageo PLC	48,410	1,309,142

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Greggs PLC	739	$11,546
Imperial Brands PLC	18,801	1,043,886
J Sainsbury PLC (a)	31,336	124,443
Reckitt Benckiser Group PLC	12,972	1,254,785
SABMiller PLC	17,372	1,062,671
Tate & Lyle PLC	12,103	100,547
Tesco PLC (b)	153,368	422,796
Unilever NV	32,051	1,438,487
Unilever PLC	24,632	1,116,098
Wm Morrison Supermarkets PLC (a)	53,134	151,746

		10,371,285

TOTAL COMMON STOCKS (Cost $34,335,840)		33,828,085

SHORT-TERM INVESTMENTS — 7.0%
UNITED STATES — 7.0%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	2,384,565	2,384,565
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	4,180	4,180

TOTAL SHORT-TERM INVESTMENTS (Cost $2,388,745)		2,388,745

TOTAL INVESTMENTS — 106.2% (Cost $36,724,585)		36,216,830
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(2,118,396)

NET ASSETS — 100.0%		$34,098,434

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets
(e)	Amount is less than 0.05% of net assets.
(f)	Investment of cash collateral for securities loaned.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,422,529	$—	$—		$1,422,529
Belgium	2,152,468	—	0	(a)	2,152,468
Canada	1,119,325	—	—		1,119,325
Denmark	284,484	—	—		284,484
Faeroe Islands	19,994	—	—		19,994
Finland	105,346	—	—		105,346
France	2,586,731	—	—		2,586,731
Germany	834,792	—	—		834,792
Hong Kong	104,541	—	—		104,541
Ireland	440,618	—	—		440,618
Japan	6,190,392	—	—		6,190,392
Netherlands	856,099	—	—		856,099
New Zealand	12,798	—	—		12,798
Norway	193,143	—	—		193,143
Portugal	55,656	—	—		55,656

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Singapore	$223,013	$—	$—	$223,013
South Korea	1,235,386	—	—	1,235,386
Spain	181,681	—	—	181,681
Sweden	453,403	—	—	453,403
Switzerland	4,984,401	—	—	4,984,401
United Kingdom	10,371,285	—	—	10,371,285
Short-Term Investments	2,388,745	—	—	2,388,745

TOTAL INVESTMENTS	$36,216,830	$—	$0	$36,216,830

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.8%
Beach Energy, Ltd.	33,033	$16,644
Caltex Australia, Ltd.	7,116	186,225
Karoon Gas Australia, Ltd. (a) (b)	4,223	4,061
Liquefied Natural Gas, Ltd. (a) (b)	12,316	5,021
Oil Search, Ltd.	31,356	163,055
Origin Energy, Ltd.	45,514	178,209
Paladin Energy, Ltd. (a) (b)	34,677	6,402
Santos, Ltd.	40,625	125,941
Washington H Soul Pattinson & Co., Ltd.	3,457	44,410
Whitehaven Coal, Ltd. (a) (b)	10,666	5,374
Woodside Petroleum, Ltd.	18,494	369,320
WorleyParsons, Ltd. (a)	5,654	23,400

		1,128,062

AUSTRIA — 0.6%
OMV AG	5,178	145,892

BELGIUM — 0.1%
Euronav NV	2,654	27,192

CANADA — 28.6%
Advantage Oil & Gas, Ltd. (b)	8,224	45,334
AltaGas, Ltd. (a)	5,721	147,730
ARC Resources, Ltd. (a)	8,651	126,342
Athabasca Oil Corp. (a) (b)	15,426	12,284
Baytex Energy Corp. (a)	4,312	17,102
Bonavista Energy Corp. (a)	9,015	18,261
Bonterra Energy Corp.	870	14,233
Cameco Corp. (a)	10,032	129,293
Canadian Energy Services & Technology Corp. (a)	6,581	16,231
Canadian Natural Resources, Ltd.	28,289	768,327
Cenovus Energy, Inc.	22,410	292,805
Crescent Point Energy Corp. (a)	12,677	176,221
Enbridge Income Fund Holdings, Inc. (a)	1,451	33,205
Enbridge, Inc.	23,541	920,200
Encana Corp. (a)	21,450	131,342
Enerflex, Ltd.	1,993	15,732
Enerplus Corp. (a)	8,523	33,540
Ensign Energy Services, Inc.	3,499	16,177
Freehold Royalties, Ltd. (a)	4,580	37,321
Gibson Energy, Inc. (a)	3,333	44,321
Gran Tierra Energy, Inc. (b)	6,341	15,884
Husky Energy, Inc.	9,835	122,952
Imperial Oil, Ltd. (a)	6,907	231,702
Inter Pipeline, Ltd. (a)	8,329	172,253
Keyera Corp. (a)	4,401	134,128
Lightstream Resources, Ltd. (a) (b)	4,390	1,171
MEG Energy Corp. (b)	3,441	17,425
Mullen Group, Ltd. (a)	2,625	29,204
Paramount Resources, Ltd. Class A (a) (b)	1,358	7,139
Parex Resources, Inc. (b)	7,153	60,555
Parkland Fuel Corp. (a)	2,112	34,926
Pason Systems, Inc.	1,741	22,209
Pembina Pipeline Corp. (a)	9,666	262,378
Pengrowth Energy Corp.	13,625	17,908
Penn West Petroleum, Ltd. (a)	10,229	9,512
Peyto Exploration & Development Corp. (a)	3,564	79,604

PrairieSky Royalty, Ltd. (a)	3,821	72,789
Precision Drilling Corp. (a)	15,571	65,489
Raging River Exploration, Inc. (b)	7,384	51,836
Secure Energy Services, Inc.	3,009	19,192
Seven Generations Energy, Ltd. Class A (b)	4,340	65,597
ShawCor, Ltd.	1,618	35,313
Suncor Energy, Inc.	40,956	1,145,292
Sunshine Oilsands, Ltd. (a) (b)	60,000	2,669
Tourmaline Oil Corp. (b)	4,316	91,762
TransCanada Corp. (a)	19,520	770,568
Trican Well Service, Ltd. (a) (b)	7,462	6,865
Trilogy Energy Corp. (a) (b)	1,300	3,598
Veresen, Inc. (a)	5,496	37,265
Vermilion Energy, Inc. (a)	2,788	81,930
Whitecap Resources, Inc. (a)	7,630	45,658

		6,710,774

COLOMBIA — 0.0% (c)
Pacific Exploration and Production Corp. (a) (b)	8,163	5,238

CYPRUS — 0.0% (c)
Ocean Rig UDW, Inc. (a) (b)	986	809

FINLAND — 0.6%
Neste Oyj (a)	4,164	137,228

FRANCE — 13.3%
Bourbon SA (a)	750	11,230
CGG SA (a) (b)	27,332	20,868
Gaztransport Et Technigaz SA	461	15,109
Technip SA	3,876	215,147
TOTAL SA	62,523	2,854,199

		3,116,553

HONG KONG — 0.1%
Brightoil Petroleum Holdings, Ltd. (a)	60,000	17,946
Sino Oil And Gas Holdings, Ltd. (b)	430,000	10,533
Yanchang Petroleum International, Ltd. (b)	240,000	4,920

		33,399

ISRAEL — 0.3%
Delek Group, Ltd.	117	20,055
Oil Refineries, Ltd. (b)	59,719	22,874
Paz Oil Co., Ltd.	148	23,498

		66,427

ITALY — 4.8%
Eni SpA	69,337	1,050,873
Saipem SpA (b)	169,071	67,837
Saras SpA (b)	9,864	15,861

		1,134,571

JAPAN — 3.2%
Cosmo Energy Holdings Co., Ltd. (a)	1,800	19,106
Idemitsu Kosan Co., Ltd. (a)	3,100	55,411
Inpex Corp.	28,400	215,663
Itochu Enex Co., Ltd.	1,300	10,444
Japan Petroleum Exploration Co., Ltd. (a)	900	20,195
JX Holdings, Inc. (a)	65,597	253,178
Modec, Inc. (a)	500	7,336
Nippon Gas Co., Ltd.	1,100	24,868
San-Ai Oil Co., Ltd.	1,000	7,269

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Shinko Plantech Co., Ltd.	1,000	$7,625
Showa Shell Sekiyu KK	5,500	49,424
TonenGeneral Sekiyu KK	7,000	63,401
Toyo Kanetsu KK	3,000	6,566

		740,486

LUXEMBOURG — 0.7%
Tenaris SA (a)	12,335	153,917

NETHERLANDS — 22.0%
Fugro NV (b)	1,597	30,710
Koninklijke Vopak NV	1,769	88,224
Royal Dutch Shell PLC Class A	107,924	2,612,207
Royal Dutch Shell PLC Class B	97,032	2,370,889
SBM Offshore NV (a) (b)	5,408	68,899

		5,170,929

NEW ZEALAND — 0.2%
Z Energy, Ltd.	10,316	48,346

NORWAY — 2.8%
Akastor ASA (a) (b)	9,556	10,109
Aker Solutions ASA (a)	3,357	10,796
BW LPG, Ltd. (d)	2,162	13,148
Det Norske Oljeselskap ASA (b)	3,909	29,301
DNO ASA (b)	17,567	13,540
Fred Olsen Energy ASA (b)	899	3,043
Frontline, Ltd.	1,749	14,802
Golar LNG, Ltd. (a)	2,106	37,845
Kvaerner ASA	16,033	13,666
Petroleum Geo-Services ASA (a)	8,730	24,423
Prosafe SE (a)	6,548	3,863
Ship Finance International, Ltd. (a)	1,538	21,363
Statoil ASA	27,127	427,342
TGS Nopec Geophysical Co. ASA	2,855	43,595

		666,836

PORTUGAL — 0.6%
Galp Energia SGPS SA	10,986	138,336

SINGAPORE — 0.2%
Ezion Holdings, Ltd. (a)	30,980	13,113
InterOil Corp. (a) (b)	1,007	32,053

		45,166

SOUTH KOREA — 1.9%
GS Holdings Corp.	1,401	72,280
Hankook Shell Oil Co., Ltd.	111	47,755
S-Oil Corp.	1,106	94,681
SK Innovation Co., Ltd.	1,453	218,534

		433,250

SPAIN — 1.4%
Repsol SA	27,597	311,971
Tecnicas Reunidas SA (a)	839	23,639

		335,610

SWEDEN — 0.4%
Lundin Petroleum AB (b)	5,196	88,131

UNITED KINGDOM — 12.3%
Afren PLC (a) (b) (e)	26,211	0
Amec Foster Wheeler PLC	8,062	52,144
BP PLC	464,869	2,339,549
Cairn Energy PLC (b)	21,834	62,764

Genel Energy PLC (a) (b)	4,134	5,199
James Fisher & Sons PLC	1,639	31,072
John Wood Group PLC	9,590	84,770
Ophir Energy PLC (b)	11,623	12,863
Petrofac, Ltd.	6,922	91,630
Premier Oil PLC (b)	16,173	10,286
Seadrill, Ltd. (a) (b)	9,567	31,010
Soco International PLC	10,113	23,039
Subsea 7 SA (a) (b)	6,476	49,052
Tullow Oil PLC (b)	28,675	81,152

		2,874,530

UNITED STATES — 0.2%
DHT Holdings, Inc.	2,324	13,386
Nordic American Tankers, Ltd. (a)	2,326	32,774

		46,160

TOTAL COMMON STOCKS (Cost $32,523,645)		23,247,842

SHORT-TERM INVESTMENTS — 6.5%
UNITED STATES — 6.5%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	1,510,536	1,510,536
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	8,765	8,765

TOTAL SHORT-TERM INVESTMENTS (Cost $1,519,301)		1,519,301

TOTAL INVESTMENTS — 105.6% (Cost $34,042,946)		24,767,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(1,302,766)

NET ASSETS — 100.0%		$23,464,377

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(f)	Investment of cash collateral for securities loaned.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,128,062	$—	$—		$1,128,062
Austria	145,892	—	—		145,892
Belgium	27,192	—	—		27,192
Canada	6,710,774	—	—		6,710,774
Colombia	5,238	—	—		5,238
Cyprus	809	—	—		809
Finland	137,228	—	—		137,228
France	3,116,553	—	—		3,116,553
Hong Kong	33,399	—	—		33,399
Israel	66,427	—	—		66,427
Italy	1,134,571	—	—		1,134,571
Japan	740,486	—	—		740,486
Luxembourg	153,917	—	—		153,917
Netherlands	5,170,929	—	—		5,170,929
New Zealand	48,346	—	—		48,346
Norway	666,836	—	—		666,836
Portugal	138,336	—	—		138,336
Singapore	45,166	—	—		45,166
South Korea	433,250	—	—		433,250
Spain	335,610	—	—		335,610
Sweden	88,131	—	—		88,131
United Kingdom	2,874,530	—	0	(a)	2,874,530
United States	46,160	—	—		46,160
Short-Term Investments	1,519,301	—	—		1,519,301

TOTAL INVESTMENTS	$24,767,143	$—	$0		$24,767,143

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.5%
AUSTRALIA — 12.0%
AMP, Ltd.	5,709	$25,428
Astro Japan Property Group (a)	4,900	23,784
ASX, Ltd.	692	22,054
Australia & New Zealand Banking Group, Ltd.	4,946	89,258
Commonwealth Bank of Australia	3,046	175,548
Goodman Group REIT	6,738	34,572
Insurance Australia Group, Ltd.	4,771	20,479
Macquarie Group, Ltd.	605	30,758
National Australia Bank, Ltd.	4,650	93,861
QBE Insurance Group, Ltd.	3,021	25,354
Scentre Group REIT	14,024	47,899
Servcorp, Ltd.	2,043	10,765
Stockland REIT	4,425	14,535
Suncorp Group, Ltd.	2,621	24,013
Vicinity Centres REIT	12,829	31,481
Westfield Corp.	6,165	47,377
Westpac Banking Corp.	6,135	143,232

		860,398

AUSTRIA — 0.6%
Erste Group Bank AG (b)	952	26,796
S IMMO AG (b)	2,089	19,399

		46,195

BELGIUM — 1.5%
Aedifica SA	425	29,979
Ageas	708	28,133
Groupe Bruxelles Lambert SA	217	17,930
KBC Groep NV	671	34,665

		110,707

CANADA — 12.7%
Bank of Montreal (a)	1,480	90,245
Bank of Nova Scotia (a)	2,479	121,645
Brookfield Asset Management, Inc. Class A	1,713	59,822
Canadian Imperial Bank of Commerce (a)	770	57,757
CI Financial Corp. (a)	676	15,000
Fairfax Financial Holdings, Ltd.	6	3,373
Great-West Lifeco, Inc.	1,360	37,579
Intact Financial Corp.	580	40,774
Manulife Financial Corp.	4,217	59,924
National Bank of Canada (a)	618	20,301
Power Corp. of Canada	782	18,113
Power Financial Corp.	1,145	28,743
Royal Bank of Canada	2,715	157,071
Sun Life Financial, Inc.	1,328	43,019
Toronto-Dominion Bank	3,708	160,710

		914,076

DENMARK — 1.0%
Danske Bank A/S	1,460	41,313
Sydbank A/S	972	27,905

		69,218

FINLAND — 0.7%
Sampo Oyj Class A	984	46,804

FRANCE — 5.5%
ANF Immobilier	631	17,013

AXA SA	3,730	87,943
BNP Paribas SA	1,957	98,637
Credit Agricole SA	2,264	24,556
Klepierre REIT	678	32,527
Mercialys SA	1,228	28,540
Societe Generale SA	1,126	41,676
Unibail-Rodamco SE	240	66,131

		397,023

GERMANY — 5.4%
Allianz SE	857	139,604
alstria office REIT-AG (b)	1,306	18,871
Commerzbank AG (b)	1,932	16,823
Deutsche Bank AG	2,485	42,335
Deutsche Boerse AG	256	21,876
Deutsche Wohnen AG	825	25,694
Hamborner REIT AG	2,627	28,481
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	289	58,868
Sixt Leasing AG (b)	360	7,138
Vonovia SE	746	26,885

		386,575

HONG KONG — 7.4%
AIA Group, Ltd.	24,223	137,252
Bank of East Asia, Ltd. (a)	2,699	10,091
BOC Hong Kong Holdings, Ltd.	6,949	20,740
Cheung Kong Property Holdings, Ltd.	1,480	9,531
Hang Lung Properties, Ltd.	8,860	16,928
Hang Seng Bank, Ltd. (a)	1,489	26,319
Henderson Land Development Co., Ltd.	3,224	19,806
Hong Kong Exchanges and Clearing, Ltd.	2,007	48,334
Hongkong Land Holdings, Ltd.	3,609	21,618
Link REIT	4,501	26,693
Lippo China Resources, Ltd.	90,000	2,692
New World Development Co., Ltd.	26,050	24,819
Sino Land Co., Ltd.	25,417	40,239
Sun Hung Kai Properties, Ltd.	5,274	64,492
Swire Pacific, Ltd. Class A	3,474	37,398
Wharf Holdings, Ltd.	3,911	21,379

		528,331

IRELAND — 0.4%
Bank of Ireland (b)	56,027	16,281
Irish Residential Properties REIT PLC	7,570	9,532

		25,813

ISRAEL — 0.8%
Airport City, Ltd. (b)	629	6,151
Bank Leumi Le-Israel BM (b)	6,490	23,288
Sella Capital Real Estate, Ltd.	17,494	27,501

		56,940

ITALY — 2.8%
Assicurazioni Generali SpA	3,324	49,356
Banca Monte dei Paschi di Siena SpA (b)	5,056	2,898
Banca Popolare dell’Emilia Romagna SC	1,411	6,728
Banca Popolare dell’Etruria e del Lazio SC (b) (c)	1,627	—
Banca Popolare di Milano Scarl	14,174	9,925
Banco Popolare SC (a) (b)	685	4,719
Intesa Sanpaolo SpA	28,538	79,155

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

UniCredit SpA	11,722	$42,344
Unione di Banche Italiane SpA	2,447	9,068

		204,193

JAPAN — 16.0%
Bank of Kyoto, Ltd.	3,000	19,592
Bank of the Ryukyus, Ltd. (a)	1,700	19,118
Bank of Yokohama, Ltd. (a) (b)	5,954	27,096
Chiba Bank, Ltd.	3,000	14,974
Dai-ichi Life Insurance Co., Ltd.	2,283	27,676
Daito Trust Construction Co., Ltd.	337	47,914
Daiwa House Industry Co., Ltd.	1,290	36,337
Daiwa Securities Group, Inc. (a)	3,878	23,887
Hitachi Capital Corp. (a)	600	13,079
Japan Exchange Group, Inc.	2,500	38,347
LIFENET INSURANCE Co. (b)	1,900	7,894
Mitsubishi Estate Co., Ltd.	3,977	73,971
Mitsubishi UFJ Financial Group, Inc.	28,044	130,121
Mitsui Fudosan Co., Ltd.	2,983	74,525
Mizuho Financial Group, Inc. (a)	41,328	61,811
MS&AD Insurance Group Holdings, Inc.	1,574	43,917
Nippon Building Fund, Inc. (a)	5	29,672
Nomura Holdings, Inc.	10,407	46,565
ORIX Corp.	3,572	51,024
Raysum Co., Ltd.	1,300	11,994
Relo Holdings, Inc.	100	13,426
Resona Holdings, Inc.	4,127	14,746
Shizuoka Bank, Ltd.	1,989	14,370
Sompo Japan Nipponkoa Holdings, Inc.	1,089	30,889
Sumitomo Mitsui Financial Group, Inc.	3,146	95,504
Sumitomo Mitsui Trust Holdings, Inc.	11,825	34,677
Sumitomo Realty & Development Co., Ltd.	1,494	43,785
T&D Holdings, Inc.	2,477	23,129
Takara Leben Co., Ltd.	1,300	7,703
TOC Co., Ltd. (a)	200	1,694
Tokio Marine Holdings, Inc.	2,061	69,681

		1,149,118

NETHERLANDS — 1.6%
Aegon NV	3,005	16,553
ING Groep NV	7,943	96,217

		112,770

NORWAY — 0.3%
DNB ASA	1,866	22,075

PORTUGAL — 0.0% (d)
Banco Comercial Portugues SA (a) (b)	73,807	3,003

SINGAPORE — 2.4%
CapitaLand, Ltd. (a)	8,660	19,743
DBS Group Holdings, Ltd.	3,233	36,925
Oversea-Chinese Banking Corp., Ltd.	8,001	52,524
United Overseas Bank, Ltd.	2,673	37,457
UOL Group, Ltd.	6,000	26,734

		173,383

SOUTH KOREA — 2.0%
DGB Financial Group, Inc.	1,108	8,623
Hana Financial Group, Inc.	448	9,715
Hanwha General Insurance Co., Ltd.	1,803	13,322
KB Financial Group, Inc.	597	16,627
KB Financial Group, Inc. ADR (b)	422	11,643

Samsung Fire & Marine Insurance Co., Ltd.	84	21,668
Samsung Life Insurance Co., Ltd.	222	22,810
Shinhan Financial Group Co., Ltd.	730	25,853
Shinhan Financial Group Co., Ltd. ADR (b)	326	11,478

		141,739

SPAIN — 3.6%
Banco Bilbao Vizcaya Argentaria SA	12,469	83,009
Banco de Sabadell SA (a)	12,273	22,126
Banco Popular Espanol SA (a)	4,029	10,500
Banco Santander SA	22,163	97,841
Bankia SA	14,697	13,901
Bolsas y Mercados Espanoles SHMSF SA (a)	467	15,087
CaixaBank SA	4,905	14,516

		256,980

SWEDEN — 3.3%
Investment AB Kinnevik Class B	721	20,483
Investor AB Class B	1,228	43,535
Nordea Bank AB	6,741	64,860
Skandinaviska Enskilda Banken AB Class A	3,227	30,870
Svenska Handelsbanken AB Class A	2,764	35,220
Swedbank AB Class A	2,060	44,444

		239,412

SWITZERLAND — 5.4%
Credit Suisse Group AG (b)	3,416	48,548
GAM Holding AG (b)	1,079	15,661
Julius Baer Group, Ltd. (b)	726	31,310
Swiss Life Holding AG (b)	164	43,789
Swiss Re AG	706	65,539
UBS Group AG	7,340	118,724
Zurich Insurance Group AG (b)	279	65,056

		388,627

UNITED KINGDOM — 13.1%
Aviva PLC	9,027	59,177
Barclays PLC	30,134	64,967
British Land Co. PLC REIT	4,598	46,294
CYBG PLC (b)	1,161	3,519
Derwent London PLC	711	32,211
Henderson Group PLC	4,224	15,682
HSBC Holdings PLC	35,633	222,223
Land Securities Group PLC REIT	1,461	23,120
Legal & General Group PLC	12,032	40,675
Lloyds Banking Group PLC	90,063	88,050
London Stock Exchange Group PLC	1,292	52,367
LondonMetric Property PLC	11,294	25,745
Man Group PLC	6,686	14,655
Old Mutual PLC	8,017	22,251
Primary Health Properties PLC	9,560	14,015
Provident Financial PLC	299	12,742
Prudential PLC	5,210	97,423
Royal Bank of Scotland Group PLC (b)	3,954	12,656
RSA Insurance Group PLC	3,008	20,566
Safestore Holdings PLC	580	2,799
Standard Chartered PLC	4,539	30,829
Standard Life PLC	3,612	18,487
Tritax Big Box REIT PLC	3,775	7,298

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Virgin Money Holdings UK PLC	1,791	$9,496

		937,247

TOTAL COMMON STOCKS (Cost $9,612,376)		7,070,627

RIGHTS — 0.0% (d)
UNITED KINGDOM — 0.0% (d)
Primary Health Properties PLC (b) (Cost $0)	956	27

SHORT-TERM INVESTMENTS — 5.2%
UNITED STATES — 5.2%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	334,552	334,552
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (g)	40,410	40,410

TOTAL SHORT-TERM INVESTMENTS (Cost $374,962)		374,962

TOTAL INVESTMENTS — 103.7% (Cost $9,987,338)		7,445,616
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(264,379)

NET ASSETS — 100.0%		$7,181,237

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Investment of cash collateral for securities loaned.
(g)	The rate shown represents the rate at March 31, 2016.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$860,398	$—	$—		$860,398
Austria	46,195	—	—		46,195
Belgium	110,707	—	—		110,707
Canada	914,076	—	—		914,076
Denmark	69,218	—	—		69,218
Finland	46,804	—	—		46,804
France	397,023	—	—		397,023
Germany	386,575	—	—		386,575
Hong Kong	528,331	—	—		528,331
Ireland	25,813	—	—		25,813
Israel	56,940	—	—		56,940
Italy	204,193	—	0	(a)	204,193
Japan	1,122,022	27,096	—		1,149,118
Netherlands	112,770	—	—		112,770
Norway	22,075	—	—		22,075
Portugal	3,003	—	—		3,003
Singapore	173,383	—	—		173,383
South Korea	141,739	—	—		141,739
Spain	256,980	—	—		256,980

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Sweden	$239,412	$—	$—	$239,412
Switzerland	388,627	—	—	388,627
United Kingdom	937,247	—	—	937,247
Rights
United Kingdom	27	—	—	27
Short-Term Investments	374,962	—	—	374,962

TOTAL INVESTMENTS	$7,418,520	$27,096	$0	$7,445,616

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 4.1%
Ansell, Ltd.	6,434	$85,574
Cochlear, Ltd.	2,363	185,955
CSL, Ltd.	15,667	1,222,538
Healthscope, Ltd.	62,001	126,867
Primary Health Care, Ltd.	25,095	72,391
Ramsay Health Care, Ltd. (a)	5,777	272,681
Sirtex Medical, Ltd.	2,534	56,373
Sonic Healthcare, Ltd.	17,413	251,557

		2,273,936

BELGIUM — 0.8%
Galapagos NV (b)	1,385	58,380
UCB SA	5,120	392,312

		450,692

CANADA — 0.3%
Concordia Healthcare Corp.	1,643	42,223
Novadaq Technologies, Inc. (b)	4,256	47,199
ProMetic Life Sciences, Inc. (a) (b)	24,938	59,383

		148,805

DENMARK — 7.8%
Bavarian Nordic A/S (b)	1,437	53,850
Coloplast A/S Class B	4,515	342,668
Genmab A/S (b)	2,004	278,165
GN Store Nord A/S	7,753	162,342
H Lundbeck A/S (b)	2,688	88,888
Novo Nordisk A/S Class B	60,135	3,267,072
William Demant Holding A/S (b)	1,572	158,331

		4,351,316

FINLAND — 0.3%
Orion Oyj Class B	5,459	180,714

FRANCE — 8.2%
BioMerieux	791	90,724
Cellectis SA (a) (b)	1,430	39,028
DBV Technologies SA (a) (b)	865	56,570
Essilor International SA	7,350	909,182
Genfit (a) (b)	965	33,716
Ipsen SA	2,240	128,829
Korian SA	3,944	116,360
Orpea	1,916	159,780
Sanofi	37,462	3,025,002
Virbac SA	259	45,083

		4,604,274

GERMANY — 10.1%
Bayer AG	25,570	3,009,987
Fresenius Medical Care AG & Co. KGaA	7,959	705,984
Fresenius SE & Co. KGaA	14,028	1,026,436
Gerresheimer AG	1,230	96,616
Merck KGaA	5,577	465,905
MorphoSys AG (a) (b)	1,153	55,716
RHOEN-KLINIKUM AG	2,281	71,091
Sartorius AG Preference Shares	188	47,978
STADA Arzneimittel AG	3,930	156,230

		5,635,943

HONG KONG — 0.3%
CK Life Sciences Int’l Holdings, Inc. (a)	788,000	64,003

Lee’s Pharmaceutical Holdings, Ltd.	47,543	33,344
Town Health International Medical Group, Ltd. (a)	300,079	56,483

		153,830

IRELAND — 2.3%
Shire PLC	21,000	1,194,957
UDG Healthcare PLC (c)	6,963	58,446
UDG Healthcare PLC (c)	6,214	52,159

		1,305,562

ISRAEL — 3.3%
Teva Pharmaceutical Industries, Ltd.	34,506	1,860,451

ITALY — 0.2%
Recordati SpA	5,755	144,279

JAPAN — 17.9%
Alfresa Holdings Corp.	8,500	163,277
Asahi Intecc Co., Ltd.	2,100	98,465
Astellas Pharma, Inc. (a)	76,500	1,018,571
Chugai Pharmaceutical Co., Ltd. (a)	7,825	242,628
Daiichi Sankyo Co., Ltd. (a)	23,900	532,139
Eisai Co., Ltd.	10,100	608,363
Hisamitsu Pharmaceutical Co., Inc.	3,500	156,635
Hoya Corp.	13,200	502,773
Kaken Pharmaceutical Co., Ltd.	1,500	90,885
Kissei Pharmaceutical Co., Ltd. (a)	2,500	57,698
KYORIN Holdings, Inc. (a)	3,400	64,857
Kyowa Hakko Kirin Co., Ltd.	10,222	163,341
M3, Inc. (a)	6,900	173,858
Medipal Holdings Corp.	8,500	134,766
Miraca Holdings, Inc.	2,300	94,644
Mitsubishi Tanabe Pharma Corp.	9,900	172,377
Nakanishi, Inc.	1,000	31,807
Nihon Kohden Corp. (a)	3,600	89,620
Nippon Shinyaku Co., Ltd. (a)	2,700	105,699
Olympus Corp.	10,700	416,500
Ono Pharmaceutical Co., Ltd. (a)	17,500	741,915
Otsuka Holdings Co., Ltd.	19,000	691,063
PeptiDream, Inc. (b)	1,200	73,135
Rohto Pharmaceutical Co., Ltd. (a)	5,300	96,668
Santen Pharmaceutical Co., Ltd.	15,700	236,488
Sawai Pharmaceutical Co., Ltd. (a)	1,600	100,360
Shionogi & Co., Ltd. (a)	10,700	504,274
Ship Healthcare Holdings, Inc.	2,500	63,059
Sosei Group Corp. (a) (b)	600	86,641
Sumitomo Dainippon Pharma Co., Ltd. (a)	7,400	85,328
Suzuken Co., Ltd.	3,500	119,111
Sysmex Corp.	5,700	357,026
Taisho Pharmaceutical Holdings Co., Ltd. (a)	2,300	182,535
Takara Bio, Inc. (a)	4,000	52,885
Takeda Pharmaceutical Co., Ltd. (a)	25,500	1,165,247
Terumo Corp. (a)	12,000	430,802
Toho Holdings Co., Ltd. (a)	3,100	66,416
Tsumura & Co. (a)	3,500	84,141

		10,055,997

JORDAN — 0.3%
Hikma Pharmaceuticals PLC	6,086	173,199

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.3%
Eurofins Scientific SE	393	$144,362

NEW ZEALAND — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	26,109	177,649
Ryman Healthcare, Ltd.	25,783	149,475

		327,124

SINGAPORE — 0.5%
Biosensors International Group, Ltd. (b)	73,400	44,969
Haw Par Corp., Ltd.	18,000	112,149
Raffles Medical Group, Ltd. (a)	31,790	106,470

		263,588

SOUTH KOREA — 2.4%
Cell Biotech Co., Ltd.	986	54,577
Celltrion, Inc. (a) (b)	3,568	342,573
Chong Kun Dang Pharmaceutical Corp.	445	53,893
Dong-A Socio Holdings Co., Ltd.	448	81,287
Green Cross Corp.	404	63,235
Green Cross Holdings Corp.	2,593	82,533
Hanmi Pharm Co., Ltd.	185	113,077
Hanmi Science Co., Ltd.	1,046	136,284
iNtRON Biotechnology, Inc. (b)	629	40,646
Kolon Life Science, Inc.	314	46,842
Komipharm International Co., Ltd. (b)	1,544	54,815
Medy-Tox, Inc.	227	87,636
ViroMed Co., Ltd. (b)	547	73,613
Yuhan Corp.	493	120,922

		1,351,933

SPAIN — 0.8%
Grifols SA (c)	17,193	383,421
Grifols SA Class B, Preference Shares (c)	3,457	53,557

		436,978

SWEDEN — 1.0%
Elekta AB Class B	15,616	116,830
Getinge AB Class B (a)	7,666	176,929
Meda AB Class A	9,967	185,774
Swedish Orphan Biovitrum AB (b)	7,361	103,332

		582,865

SWITZERLAND — 24.4%
Actelion, Ltd. (b)	3,700	555,203
Basilea Pharmaceutica, Ltd. (a) (b)	784	55,465
Galenica AG (a)	149	224,982
Lonza Group AG (b)	2,256	383,283
Novartis AG	84,541	6,153,091
Roche Holding AG (c)	1,740	438,793
Roche Holding AG (c)	21,731	5,371,198
Sonova Holding AG	2,031	260,436
Straumann Holding AG	420	145,387
Tecan Group AG	593	90,469

		13,678,307

UNITED KINGDOM — 11.6%
AstraZeneca PLC	42,721	2,396,248
BTG PLC (b)	15,949	142,470
Dechra Pharmaceuticals PLC	6,019	104,332
Genus PLC	3,537	77,730
GlaxoSmithKline PLC	148,239	3,008,462
Indivior PLC	39,547	92,708

Smith & Nephew PLC	36,617	604,188
Spire Healthcare Group PLC (d)	10,381	53,565

		6,479,703

UNITED STATES — 1.4%
ICON PLC (a) (b)	2,339	175,659
QIAGEN NV (b)	9,340	208,398
STERIS PLC (a)	861	61,174
Taro Pharmaceutical Industries, Ltd. (b)	751	107,581
Valeant Pharmaceuticals International, Inc. (b)	9,836	258,932

		811,744

TOTAL COMMON STOCKS (Cost $56,446,838)		55,415,602

SHORT-TERM INVESTMENTS — 8.4%
UNITED STATES — 8.4%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	4,680,074	4,680,074
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	7,797	7,797

TOTAL SHORT-TERM INVESTMENTS (Cost $4,687,871)		4,687,871

TOTAL INVESTMENTS — 107.3% (Cost $61,134,709)		60,103,473
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(4,094,945)

NET ASSETS — 100.0%		$56,008,528

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,273,936	$—	$—	$2,273,936
Belgium	450,692	—	—	450,692
Canada	148,805	—	—	148,805
Denmark	4,351,316	—	—	4,351,316
Finland	180,714	—	—	180,714
France	4,604,274	—	—	4,604,274
Germany	5,635,943	—	—	5,635,943
Hong Kong	153,830	—	—	153,830
Ireland	1,253,403	52,159	—	1,305,562
Israel	1,860,451	—	—	1,860,451
Italy	144,279	—	—	144,279
Japan	10,055,997	—	—	10,055,997
Jordan	173,199	—	—	173,199
Luxembourg	144,362	—	—	144,362
New Zealand	327,124	—	—	327,124
Singapore	263,588	—	—	263,588
South Korea	1,351,933	—	—	1,351,933
Spain	436,978	—	—	436,978
Sweden	582,865	—	—	582,865
Switzerland	13,678,307	—	—	13,678,307
United Kingdom	6,479,703	—	—	6,479,703
United States	811,744	—	—	811,744
Short-Term Investments	4,687,871	—	—	4,687,871

TOTAL INVESTMENTS	$60,051,314	$52,159	$—	$60,103,473

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 2.8%
Asciano, Ltd.	6,020	$41,493
Brambles, Ltd.	9,929	92,571
CIMIC Group, Ltd. (a)	1,420	37,969
GWA Group, Ltd.	10,300	17,906
SEEK, Ltd. (a)	3,684	45,853
Transurban Group Stapled Security	15,019	131,131

		366,923

AUSTRIA — 0.4%
Andritz AG (a)	593	32,608
Zumtobel Group AG (a)	751	12,602

		45,210

CANADA — 5.0%
Bombardier, Inc. Class B (b)	14,126	14,416
CAE, Inc.	5,266	61,151
Canadian National Railway Co.	4,442	278,722
Canadian Pacific Railway, Ltd.	780	104,054
K-Bro Linen, Inc.	990	33,945
Progressive Waste Solutions, Ltd. (a)	621	19,387
SNC-Lavalin Group, Inc.	1,557	57,118
Toromont Industries, Ltd.	2,151	57,057
WestJet Airlines, Ltd.	935	14,884

		640,734

CHINA — 0.2%
Fosun International, Ltd.	17,500	24,908

DENMARK — 2.4%
AP Moeller — Maersk A/S Class B	51	67,007
DSV A/S	1,594	66,462
FLSmidth & Co. A/S	737	30,943
NKT Holding A/S	604	34,903
Vestas Wind Systems A/S	1,475	104,230

		303,545

FINLAND — 1.7%
Kone Oyj Class B (a)	2,325	112,231
Metso Oyj	1,212	28,962
Valmet Oyj	1,462	16,127
Wartsila Oyj Abp	1,344	60,910

		218,230

FRANCE — 10.0%
Air France-KLM (b)	2,958	28,187
Airbus Group SE	3,330	221,421
Alstom SA (b)	1,627	41,651
Bouygues SA	1,491	60,912
Bureau Veritas SA	1,256	28,017
Cie de Saint-Gobain	2,801	123,622
Edenred	1,183	23,012
Eiffage SA	658	50,613
Legrand SA	1,591	89,282
Safran SA	1,685	118,050
Schneider Electric SE	3,339	211,328
Thales SA	507	44,487
Vallourec SA (a)	1,208	7,908
Vinci SA	2,752	205,317
Zodiac Aerospace	1,605	32,208

		1,286,015

GERMANY — 7.4%
Brenntag AG	943	53,945
Deutsche Lufthansa AG (b)	1,301	21,060
Deutsche Post AG	5,638	156,893
GEA Group AG	1,669	81,782
HOCHTIEF AG	393	48,166
MAN SE	197	21,354
OSRAM Licht AG	622	32,112
Pfeiffer Vacuum Technology AG	299	33,585
Rheinmetall AG	512	40,970
Siemens AG	4,413	468,436

		958,303

HONG KONG — 3.5%
Cathay Pacific Airways, Ltd.	16,000	27,682
Cheung Kong Property Holdings, Ltd.	2,091	13,465
CK Hutchison Holdings, Ltd.	16,496	214,160
Hopewell Highway Infrastructure, Ltd. (a)	81,500	40,033
Jardine Matheson Holdings, Ltd.	1,370	78,200
Jardine Strategic Holdings, Ltd.	902	26,925
MTR Corp., Ltd.	8,094	40,071
Noble Group, Ltd. (a) (b)	45,051	14,720

		455,256

IRELAND — 1.9%
Experian PLC	6,987	125,028
Kingspan Group PLC	1,753	46,645
Ryanair Holdings PLC ADR	884	75,865

		247,538

ISRAEL — 0.3%
Inrom Construction Industries, Ltd.	15,229	38,195

ITALY — 1.4%
Ansaldo STS SpA	3,539	42,305
ASTM SpA	2,036	23,549
Atlantia SpA	2,107	58,513
Finmeccanica SpA (b)	4,878	61,980

		186,347

JAPAN — 31.4%
Asahi Glass Co., Ltd. (a)	9,000	49,326
Central Japan Railway Co. (a)	1,100	194,809
Dai Nippon Printing Co., Ltd. (a)	5,000	44,486
Daikin Industries, Ltd.	1,600	119,749
East Japan Railway Co.	2,200	190,121
FANUC Corp. (a)	1,100	171,124
Futaba Corp. (a)	2,000	28,364
Hankyu Hanshin Holdings, Inc.	10,000	63,882
Hoshizaki Electric Co., Ltd.	400	33,418
IHI Corp.	12,000	25,410
ITOCHU Corp. (a)	10,200	125,781
Japan Airport Terminal Co., Ltd. (a)	600	21,353
JGC Corp. (a)	3,000	44,975
JTEKT Corp.	2,100	27,279
Kajima Corp.	9,000	56,533
Kamigumi Co., Ltd. (a)	4,000	37,689
Kawasaki Heavy Industries, Ltd. (a)	15,000	43,374
Kawasaki Kisen Kaisha, Ltd. (a)	15,000	29,094
Keikyu Corp.	6,000	52,849
Keisei Electric Railway Co., Ltd. (a)	3,000	42,253

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Kintetsu Group Holdings Co., Ltd. (a)	11,000	$44,628
Kitano Construction Corp.	13,000	31,576
Kokuyo Co., Ltd.	3,000	35,153
Komatsu, Ltd.	6,100	103,987
Kubota Corp. (a)	7,800	106,630
LIXIL Group Corp. (a)	1,800	36,754
Mabuchi Motor Co., Ltd.	700	32,635
Makita Corp. (a)	900	55,892
Marubeni Corp. (a)	10,300	52,235
Minebea Co., Ltd.	3,000	23,435
MISUMI Group, Inc. (a)	3,300	47,300
Mitsubishi Corp. (a)	9,300	157,710
Mitsubishi Electric Corp.	13,000	136,425
Mitsubishi Heavy Industries, Ltd.	24,000	89,278
Mitsui & Co., Ltd. (a)	10,100	116,371
Mitsui OSK Lines, Ltd. (a)	12,000	24,449
MonotaRO Co., Ltd. (a)	800	23,809
NGK Insulators, Ltd.	3,000	55,492
Nidec Corp. (a)	1,500	102,776
Nippon Air Conditioning Services Co., Ltd.	6,600	35,703
Nippon Express Co., Ltd.	9,000	40,998
Nippon Yusen KK	13,000	25,099
NSK, Ltd.	4,000	36,656
Obayashi Corp.	5,600	55,305
Odakyu Electric Railway Co., Ltd.	5,000	54,495
Park24 Co., Ltd. (a)	1,300	36,434
Recruit Holdings Co., Ltd.	2,596	79,339
Secom Co., Ltd.	1,400	104,207
SMC Corp.	400	93,029
Sohgo Security Services Co., Ltd.	900	48,846
Sojitz Corp. (a)	19,200	39,461
Sumitomo Corp. (a)	8,200	81,602
Sumitomo Electric Industries, Ltd.	1,563	19,038
Sumitomo Heavy Industries, Ltd. (a)	8,000	33,098
Taisei Corp. (a)	8,000	52,956
THK Co., Ltd.	1,500	27,706
Tobu Railway Co., Ltd.	10,000	49,913
Tokyu Corp.	9,000	75,510
Tomoe Corp.	14,800	47,009
Toppan Printing Co., Ltd.	6,000	50,394
Toshiba Corp. (a) (b)	24,000	46,764
TOTO, Ltd. (a)	1,400	43,721
Toyota Tsusho Corp.	2,100	47,514
West Japan Railway Co.	1,300	80,375
Yamato Holdings Co., Ltd.	3,100	61,975

		4,045,551

NETHERLANDS — 2.9%
Aalberts Industries NV	970	33,702
AerCap Holdings NV (a) (b)	1,358	52,636
Boskalis Westminster	883	34,760
Koninklijke Philips NV	6,622	188,917
Randstad Holding NV	1,217	67,553

		377,568

NEW ZEALAND — 0.5%
Freightways, Ltd.	9,575	42,214
Metro Performance Glass, Ltd.	22,277	25,985

		68,199

NORWAY — 0.3%
Orkla ASA	4,606	41,737

SINGAPORE — 1.2%
ComfortDelGro Corp., Ltd.	27,000	58,547
Keppel Corp., Ltd. (a)	14,500	62,777
Keppel Infrastructure Trust	28,444	10,456
Neptune Orient Lines, Ltd. (b)	18,750	17,683

		149,463

SOUTH KOREA — 3.5%
CJ Corp.	105	17,950
GS Global Corp. (b)	9,751	37,602
Hyundai Development Co-Engineering & Construction	485	19,487
Hyundai Engineering & Construction Co., Ltd.	698	25,726
Hyundai Glovis Co., Ltd.	139	22,912
Hyundai Heavy Industries Co., Ltd. (b)	279	25,983
KCC Corp.	47	17,097
Koentec Co., Ltd.	20,553	48,974
Korea Aerospace Industries, Ltd.	372	21,209
LG Corp.	877	52,531
Samsung C&T Corp.	488	61,021
Samsung Heavy Industries Co., Ltd. (b)	1,928	18,629
SK Holdings Co., Ltd.	168	32,760
Young Poong Precision Corp.	5,222	42,695

		444,576

SPAIN — 2.1%
Abertis Infraestructuras SA	3,041	50,074
ACS Actividades de Construccion y Servicios SA	2,133	63,659
Aena SA (b)	517	66,839
Ferrovial SA	2,513	54,081
Gamesa Corp. Tecnologica SA	1,999	39,557

		274,210

SWEDEN — 5.5%
Alfa Laval AB	2,796	45,837
Assa Abloy AB Class B	5,370	106,119
Atlas Copco AB Class A	3,451	86,970
Atlas Copco AB Class B	2,234	52,745
B&B Tools AB Class B	1,527	28,160
Sandvik AB	7,154	74,128
Securitas AB Class B	3,313	54,967
Skanska AB Class B	2,379	54,378
SKF AB Class B (a)	2,298	41,557
Trelleborg AB Class B	2,734	54,163
Volvo AB Class A	4,094	45,148
Volvo AB Class B	5,701	62,659

		706,831

SWITZERLAND — 6.2%
ABB, Ltd. (b)	12,840	251,263
Adecco SA	1,347	88,122
Geberit AG	356	133,567
Kuehne + Nagel International AG	549	78,367
Schindler Holding AG	295	54,617
SGS SA	49	103,971
Wolseley PLC	1,452	82,205

		792,112

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 8.4%
Aggreko PLC	2,422	$37,492
Ashtead Group PLC	2,764	34,324
Babcock International Group PLC	4,711	64,292
BAE Systems PLC	18,940	138,562
Balfour Beatty PLC (b)	8,118	29,707
Bunzl PLC	1,916	55,711
Capita PLC	3,853	57,705
CNH Industrial NV	5,721	38,953
Cobham PLC	11,020	34,387
DCC PLC	859	75,930
easyJet PLC	2,000	43,665
Firstgroup PLC (b)	15,986	22,218
G4S PLC	7,999	21,913
IMI PLC	1,984	27,162
International Consolidated Airlines Group SA	6,107	48,584
Intertek Group PLC	930	42,333
Meggitt PLC	4,319	25,241
Melrose Industries PLC	3,217	16,484
Rentokil Initial PLC	30,896	78,511
Rolls-Royce Holdings PLC (b)	9,994	97,965
Smiths Group PLC	3,762	58,181
Weir Group PLC	1,698	27,041

		1,076,361

TOTAL COMMON STOCKS (Cost $14,363,240)		12,747,812

SHORT-TERM INVESTMENTS — 12.9%
UNITED STATES — 12.9%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	1,641,251	1,641,251
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (e)	18,831	18,831

TOTAL SHORT-TERM INVESTMENTS (Cost $1,660,082)		1,660,082

TOTAL INVESTMENTS — 111.9% (Cost $16,023,322)		14,407,894
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.9)%		(1,530,236)

NET ASSETS — 100.0%		$12,877,658

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	Investment of cash collateral for securities loaned.
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$366,923	$—	$—	$366,923
Austria	45,210	—	—	45,210
Canada	640,734	—	—	640,734
China	24,908	—	—	24,908
Denmark	303,545	—	—	303,545
Finland	218,230	—	—	218,230
France	1,286,015	—	—	1,286,015
Germany	958,303	—	—	958,303
Hong Kong	455,256	—	—	455,256
Ireland	247,538	—	—	247,538
Israel	38,195	—	—	38,195
Italy	186,347	—	—	186,347
Japan	4,045,551	—	—	4,045,551
Netherlands	377,568	—	—	377,568
New Zealand	68,199	—	—	68,199

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Norway	$41,737	$—	$—	$41,737
Singapore	149,463	—	—	149,463
South Korea	444,576	—	—	444,576
Spain	274,210	—	—	274,210
Sweden	706,831	—	—	706,831
Switzerland	792,112	—	—	792,112
United Kingdom	1,076,361	—	—	1,076,361
Short-Term Investments	1,660,082	—	—	1,660,082

TOTAL INVESTMENTS	$14,407,894	$—	$—	$14,407,894

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 11.1%
Alumina, Ltd. (a)	9,540	$9,540
Amcor, Ltd.	4,244	46,848
Arrium, Ltd. (b)	13,738	233
BHP Billiton PLC (c)	7,779	87,523
BHP Billiton, Ltd. (c)	11,546	149,746
BlueScope Steel, Ltd.	2,510	11,952
Boral, Ltd.	5,763	27,397
DuluxGroup, Ltd.	1,304	6,299
Evolution Mining, Ltd.	1,744	2,039
Fortescue Metals Group, Ltd. (a)	7,060	13,849
Iluka Resources, Ltd.	1,591	8,029
Incitec Pivot, Ltd.	7,018	17,222
Newcrest Mining, Ltd. (b)	2,989	38,996
Northern Star Resources, Ltd.	732	1,931
OceanaGold Corp.	2,180	6,017
Orica, Ltd. (a)	1,835	21,696
Orora, Ltd.	3,347	6,437
OZ Minerals, Ltd.	1,995	7,719
South32, Ltd. (b) (c)	8,234	9,290
South32, Ltd. (b) (c)	11,546	13,012
St. Barbara, Ltd. (b)	1,452	2,234

		488,009

AUSTRIA — 0.7%
RHI AG (a)	373	7,298
Voestalpine AG	673	22,551

		29,849

BELGIUM — 1.3%
Bekaert SA	105	4,272
Resilux	12	1,887
Solvay SA	268	26,921
Tessenderlo Chemie NV (b)	100	3,806
Umicore SA	403	20,092

		56,978

CANADA — 12.3%
Agnico Eagle Mines, Ltd.	942	34,222
Agrium, Inc. (a)	512	45,391
Alamos Gold, Inc. Class A	1,053	5,601
B2Gold Corp. (b)	2,796	4,669
Barrick Gold Corp.	4,093	55,820
Canam Group, Inc.	476	4,722
Canexus Corp.	827	825
Canfor Corp. (b)	248	3,423
Cascades, Inc. (a)	200	1,325
CCL Industries, Inc. Class B	125	23,822
Centerra Gold, Inc.	599	2,793
Detour Gold Corp. (b)	508	8,032
Dominion Diamond Corp.	304	3,385
Eldorado Gold Corp. (b)	3,470	10,946
First Majestic Silver Corp. (b)	559	3,639
First Quantum Minerals, Ltd. (a)	2,361	12,485
Franco-Nevada Corp.	621	38,294
Goldcorp, Inc.	3,168	51,606
Guyana Goldfields, Inc. (b)	415	1,453
HudBay Minerals, Inc.	862	3,172
IAMGOLD Corp. (b)	1,444	3,193
Interfor Corp. (b)	439	4,877

Intertape Polymer Group, Inc.	478	6,877
Ivanhoe Mines, Ltd. Class A (b)	1,240	805
Kinross Gold Corp. (b)	4,636	15,878
Labrador Iron Ore Royalty Corp. (a)	238	2,162
Lucara Diamond Corp.	331	706
Lundin Mining Corp. (b)	1,917	6,062
MAG Silver Corp. (b)	400	3,791
Methanex Corp. (a)	311	10,036
New Gold, Inc. (b)	1,285	4,818
Novagold Resources, Inc. (b)	581	2,956
Osisko Gold Royalties, Ltd. (a)	376	4,032
Pan American Silver Corp.	849	9,268
Potash Corp. of Saskatchewan, Inc.	3,391	57,965
Pretium Resources, Inc. (b)	124	668
Richmont Mines, Inc. (b)	285	1,613
Seabridge Gold, Inc. (b)	83	912
SEMAFO, Inc. (b)	1,712	6,128
Sherritt International Corp.	2,020	1,265
Silver Wheaton Corp. (a)	1,421	23,675
Teck Resources, Ltd. Class B (a)	1,750	13,327
Torex Gold Resources, Inc. (b)	2,980	4,193
Turquoise Hill Resources, Ltd. (b)	4,182	10,734
West Fraser Timber Co., Ltd.	208	8,380
Winpak, Ltd. (a)	276	10,673
Yamana Gold, Inc.	3,486	10,619

		541,238

CHILE — 0.2%
Antofagasta PLC	1,462	9,864

CHINA — 0.2%
China Gold International Resources Corp., Ltd. (a) (b)	581	975
Fosun International, Ltd.	4,724	6,723

		7,698

DENMARK — 1.4%
Chr Hansen Holding A/S	370	24,878
Novozymes A/S Class B	853	38,410

		63,288

FINLAND — 1.9%
Huhtamaki Oyj	81	3,012
Stora Enso Oyj Class R	3,330	29,845
UPM-Kymmene Oyj	2,709	49,146

		82,003

FRANCE — 3.7%
Air Liquide SA	1,251	140,975
Arkema SA	291	21,880
Eramet (b)	17	477

		163,332

GERMANY — 11.9%
Aurubis AG	78	3,887
BASF SE	3,367	254,384
Evonik Industries AG	208	6,249
Fuchs Petrolub SE Preference Shares	163	7,293
HeidelbergCement AG	529	45,362
KS AG (a)	800	18,748
Lanxess AG	302	14,537
Linde AG	683	99,663

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Salzgitter AG	310	$8,791
Symrise AG	373	25,078
ThyssenKrupp AG	1,547	32,190
Wacker Chemie AG	56	4,936

		521,118

HONG KONG — 0.1%
CST Mining Group, Ltd. (b)	80,000	1,062
G-Resources Group, Ltd. (a)	54,000	1,072
Honbridge Holdings, Ltd. (b)	6,000	503
KuangChi Science, Ltd. (a) (b)	3,000	1,257
L’sea Resources International Holdings, Ltd. (b)	10,000	299

		4,193

INDIA — 0.1%
Vedanta Resources PLC (a)	567	2,795

IRELAND — 3.0%
CRH PLC	3,364	95,185
James Hardie Industries PLC (a)	1,557	21,391
Smurfit Kappa Group PLC	672	17,345

		133,921

ISRAEL — 0.5%
Frutarom Industries, Ltd.	265	13,886
Israel Chemicals, Ltd.	1,640	7,132

		21,018

ITALY — 0.4%
Buzzi Unicem SpA	458	7,928
Italcementi SpA	556	6,526
Italmobiliare SpA	57	1,775

		16,229

JAPAN — 18.6%
Air Water, Inc.	1,000	14,823
Asahi Kasei Corp. (a)	4,833	32,719
Daicel Corp.	1,400	19,157
Daido Steel Co., Ltd.	1,000	3,470
Denka Co., Ltd.	5,855	24,119
DIC Corp.	2,000	4,787
Dowa Holdings Co., Ltd.	1,000	5,578
Fuji Seal International, Inc.	200	7,100
Hitachi Metals, Ltd.	800	8,264
JFE Holdings, Inc. (a)	2,556	34,476
JSR Corp.	1,673	24,084
Kaneka Corp.	2,000	17,154
Kansai Paint Co., Ltd.	800	12,869
Kobe Steel, Ltd. (a)	17,641	15,539
Kuraray Co., Ltd.	1,200	14,691
Maruichi Steel Tube, Ltd. (a)	200	5,490
Mitsubishi Chemical Holdings Corp.	6,702	35,032
Mitsubishi Gas Chemical Co., Inc. (a)	2,000	10,783
Mitsubishi Materials Corp. (a)	4,866	13,767
Mitsui Chemicals, Inc.	5,876	19,605
Mitsui Mining & Smelting Co., Ltd.	2,809	4,499
Nihon Nohyaku Co., Ltd.	700	3,556
Nippon Kayaku Co., Ltd.	1,000	10,125
Nippon Paint Holdings Co., Ltd.	700	15,551
Nippon Paper Industries Co., Ltd. (a)	300	5,346
Nippon Shokubai Co., Ltd.	200	10,196

Nippon Steel & Sumitomo Metal Corp. (a)	4,100	78,866
Nissan Chemical Industries, Ltd. (a)	300	7,740
Nitto Denko Corp. (a)	676	37,633
Oji Holdings Corp.	5,000	20,108
Pack Corp.	200	4,812
Rengo Co., Ltd. (a)	2,000	10,107
Shin-Etsu Chemical Co., Ltd.	1,667	86,379
Showa Denko KK (a)	3,000	3,096
Sumitomo Chemical Co., Ltd.	6,838	30,967
Sumitomo Metal Mining Co., Ltd. (a)	2,927	29,102
T&K Toka Co., Ltd.	500	4,235
Taiheiyo Cement Corp.	7,744	17,845
Teijin, Ltd.	2,805	9,783
Tomoku Co., Ltd.	2,000	4,929
Toray Industries, Inc.	6,838	58,357
Tosoh Corp.	2,000	8,417
Toyo Seikan Group Holdings, Ltd. (a)	500	9,378
Ube Industries, Ltd.	8,866	15,698
Zeon Corp.	1,000	6,477

		816,709

LUXEMBOURG — 0.8%
APERAM SA (a)	254	9,714
ArcelorMittal (a)	6,038	27,350

		37,064

MEXICO — 0.2%
Fresnillo PLC	527	7,215

NETHERLANDS — 2.4%
Akzo Nobel NV	919	62,730
AMG Advanced Metallurgical Group NV	238	2,504
Constellium NV Class A (a) (b)	177	919
Koninklijke DSM NV	705	38,832

		104,985

NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	1,661	9,099
Steel & Tube Holdings, Ltd.	1,538	2,371

		11,470

NORWAY — 1.2%
Norsk Hydro ASA	4,906	20,208
Yara International ASA	905	34,072

		54,280

PORTUGAL — 0.1%
Portucel SA	649	2,367

SOUTH AFRICA — 0.6%
Mondi PLC	1,243	23,869
Petra Diamonds, Ltd.	1,348	2,039

		25,908

SOUTH KOREA — 6.0%
Aekyung Petrochemical Co., Ltd.	150	7,293
Dongkuk Industries Co., Ltd.	938	3,269
Hanwha Chemical Corp.	377	8,225
Hanwha Corp.	195	6,053
Hyosung Corp.	116	14,606
Hyundai BNG Steel Co., Ltd. (b)	110	1,024
Hyundai Steel Co.	263	12,764
Jenax, Inc. (b)	90	1,708
KISCO Corp.	20	794

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Kolon Corp.	10	$539
Kolon Industries, Inc.	24	1,519
Korea Petrochemical Ind Co., Ltd.	10	2,239
Korea Zinc Co., Ltd.	76	31,999
Kukdo Chemical Co., Ltd.	123	7,314
LG Chem, Ltd.	181	51,834
Lotte Chemical Corp.	72	21,500
OCI Co., Ltd. (b)	88	8,157
Poongsan Holdings Corp.	70	2,638
POSCO ADR	1,136	53,767
Sinjin SM Co., Ltd.	69	766
SK Chemicals Co., Ltd.	38	2,655
Taekwang Industrial Co., Ltd.	6	4,879
Tongyang, Inc.	710	2,167
Wonik Materials Co., Ltd. (b)	97	5,428
Youlchon Chemical Co., Ltd.	719	8,079
Young Poong Corp.	2	1,910

		263,126

SPAIN — 0.1%
Vidrala SA	39	2,300

SWEDEN — 0.8%
Boliden AB	1,040	16,665
Hexpol AB	947	10,543
SSAB AB Class A (a) (b)	1,845	6,659

		33,867

SWITZERLAND — 9.7%
Clariant AG (b)	1,049	19,060
EMS-Chemie Holding AG	31	16,137
Givaudan SA	33	64,990
Glencore PLC	40,548	91,674
Gurit Holding AG (b)	5	3,133
LafargeHolcim, Ltd. (b) (c)	878	41,468
LafargeHolcim, Ltd. (b) (c)	761	35,798
Sika AG	3	11,923
Syngenta AG	341	142,432

		426,615

UNITED KINGDOM — 9.1%
Anglo American PLC	4,711	37,383
Croda International PLC	498	21,752
DS Smith PLC	3,298	19,340
Elementis PLC	1,317	4,532
Essentra PLC	873	10,383
Hill & Smith Holdings PLC	79	1,025
Johnson Matthey PLC	910	35,890
Randgold Resources, Ltd.	488	44,679
Rexam PLC	2,485	22,645
Rio Tinto PLC (c)	4,602	129,346
Rio Tinto, Ltd. (a) (c)	1,656	54,382
RPC Group PLC	965	10,534
Victrex PLC	314	7,438

		399,329

UNITED STATES — 0.4%
Alacer Gold Corp. (b)	687	1,248
Sims Metal Management, Ltd. (a)	1,404	9,331
Tahoe Resources, Inc.	781	7,862

		18,441

TOTAL COMMON STOCKS (Cost $7,859,939)		4,345,209

SHORT-TERM INVESTMENTS — 10.3%
UNITED STATES — 10.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)	469	469
State Street Navigator Securities Lending Prime Portfolio (d) (f)	449,507	449,507

TOTAL SHORT-TERM INVESTMENTS (Cost $449,976)		449,976

TOTAL INVESTMENTS — 109.3% (Cost $8,309,915)		4,795,185
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(406,135)

NET ASSETS — 100.0%		$4,389,050

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at March 31, 2016.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$488,009	$—	$—	$488,009
Austria	29,849	—	—	29,849
Belgium	56,978	—	—	56,978
Canada	541,238	—	—	541,238
Chile	9,864	—	—	9,864
China	7,698	—	—	7,698
Denmark	63,288	—	—	63,288
Finland	82,003	—	—	82,003
France	163,332	—	—	163,332
Germany	521,118	—	—	521,118
Hong Kong	4,193	—	—	4,193
India	2,795	—	—	2,795
Ireland	133,921	—	—	133,921
Israel	21,018	—	—	21,018
Italy	16,229	—	—	16,229
Japan	816,709	—	—	816,709
Luxembourg	37,064	—	—	37,064
Mexico	7,215	—	—	7,215
Netherlands	104,985	—	—	104,985
New Zealand	11,470	—	—	11,470
Norway	54,280	—	—	54,280
Portugal	2,367	—	—	2,367
South Africa	25,908	—	—	25,908
South Korea	263,126	—	—	263,126
Spain	2,300	—	—	2,300
Sweden	33,867	—	—	33,867
Switzerland	426,615	—	—	426,615
United Kingdom	399,329	—	—	399,329
United States	18,441	—	—	18,441
Short-Term Investments	449,976	—	—	449,976

TOTAL INVESTMENTS	$4,795,185	$—	$—	$4,795,185

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 1.1%
Aconex, Ltd. (a)	1,864	$9,019
carsales.com, Ltd. (b)	2,600	23,521
Computershare, Ltd.	5,577	41,957
IRESS, Ltd.	2,817	25,137

		99,634

AUSTRIA — 0.2%
ams AG	481	16,550

BELGIUM — 0.2%
Barco NV	258	18,616

CANADA — 3.9%
Avigilon Corp. (a) (b)	235	2,734
BlackBerry, Ltd. (a) (b)	4,686	38,185
Canadian Solar, Inc. (a)	292	5,630
Celestica, Inc. (a)	2,143	23,626
CGI Group, Inc. Class A (a)	2,587	124,145
Constellation Software, Inc.	173	71,127
DH Corp.	1,206	36,018
Kinaxis, Inc. (a)	107	3,570
Open Text Corp.	1,082	56,281
Sandvine Corp.	1,627	3,497

		364,813

CHINA — 0.1%
New Sports Group, Ltd. (a) (b)	120,000	3,094
Technovator International, Ltd. (a)	6,000	3,210

		6,304

DENMARK — 0.3%
SimCorp A/S	609	28,149

FINLAND — 3.1%
Nokia Oyj (c)	29,834	177,636
Nokia Oyj (a) (c)	13,595	80,575
Tieto Oyj	1,135	29,645

		287,856

FRANCE — 4.4%
Atos SE (a)	624	50,899
Cap Gemini SA	1,462	137,580
Criteo SA ADR (a)	380	15,740
Dassault Systemes	1,130	89,791
GameLoft SE (a)	1,067	9,095
Ingenico Group SA	486	55,908
Neopost SA	438	9,219
Sopra Steria Group	77	9,112
UBISOFT Entertainment (a)	1,121	35,257

		412,601

GERMANY — 10.1%
ADVA Optical Networking SE (a)	568	6,770
AIXTRON SE (a) (b)	1,323	6,412
Infineon Technologies AG	10,087	143,741
Rocket Internet SE (a) (b) (d)	244	6,843
SAP SE	7,806	632,458
SMA Solar Technology AG (a) (b)	57	2,983
Software AG	590	23,098
United Internet AG	1,219	61,267
Wincor Nixdorf AG (a)	452	25,110

Wirecard AG (b)	945	35,860

		944,542

HONG KONG — 0.8%
ASM Pacific Technology, Ltd.	3,449	27,079
China Goldjoy Group, Ltd. (a) (b)	36,000	4,734
China Innovationpay Group, Ltd. (a)	72,000	3,110
Landing International Development, Ltd. (a)	116,651	2,181
Nan Hai Corp., Ltd. (a) (b)	150,000	4,158
PAX Global Technology, Ltd. (b)	9,000	9,004
Peace Map Holding, Ltd. (a)	100,000	2,875
VTech Holdings, Ltd.	1,971	23,403

		76,544

ISRAEL — 2.1%
Check Point Software Technologies, Ltd. (a) (b)	1,223	106,976
CyberArk Software, Ltd. (a)	159	6,778
Ituran Location and Control, Ltd.	858	16,889
Mellanox Technologies, Ltd. (a) (b)	118	6,411
NICE-Systems, Ltd.	695	45,569
Tower Semiconductor, Ltd. (a)	456	5,618
Wix.com, Ltd. (a)	152	3,081

		191,322

ITALY — 0.0% (e)
Reply SpA	27	4,006

JAPAN — 30.5%
Advantest Corp. (b)	2,078	19,246
Alps Electric Co., Ltd. (b)	2,047	35,733
Anritsu Corp. (b)	1,500	8,261
Azbil Corp.	1,086	27,837
Brother Industries, Ltd. (b)	2,748	31,638
Canon, Inc.	8,819	263,248
Citizen Holdings Co., Ltd.	3,555	20,180
COLOPL, Inc.	300	6,414
COOKPAD, Inc. (b)	300	4,812
DeNA Co., Ltd. (b)	1,100	18,977
Dip Corp. (b)	300	7,073
FUJIFILM Holdings Corp.	4,125	163,356
Fujitsu, Ltd.	17,688	65,562
GMO internet, Inc. (b)	400	5,349
GMO Payment Gateway, Inc.	100	6,780
GungHo Online Entertainment, Inc. (b)	3,300	9,307
Hamamatsu Photonics KK (b)	1,500	41,439
Hirose Electric Co., Ltd. (b)	300	33,124
Hitachi High-Technologies Corp.	977	27,555
Hitachi, Ltd.	39,325	184,248
Horiba, Ltd. (b)	786	29,371
Ibiden Co., Ltd. (b)	1,670	20,445
Infomart Corp. (b)	400	3,602
Istyle, Inc.	300	2,672
IT Holdings Corp.	1,479	35,055
Japan Digital Laboratory Co., Ltd.	1,283	18,378
Japan Display, Inc. (a) (b)	2,950	5,774
Kakaku.com, Inc. (b)	1,500	27,893
Keyence Corp. (b)	292	159,490
Konami Holdings Corp. (b)	1,185	35,109
Konica Minolta, Inc. (b)	4,706	40,028

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Kyocera Corp. (b)	2,983	$131,560
Mitsumi Electric Co., Ltd. (b)	1,479	6,882
Mixi, Inc. (b)	500	18,595
Murata Manufacturing Co., Ltd.	1,669	201,507
NEC Corp. (b)	22,578	56,849
Nexon Co., Ltd.	1,500	25,611
Nintendo Co., Ltd. (b)	883	125,700
Nippon Electric Glass Co., Ltd. (b)	3,933	20,156
Nomura Research Institute, Ltd.	1,300	43,836
NTT Data Corp.	1,392	69,975
Obic Co., Ltd. (b)	890	47,115
Oki Electric Industry Co., Ltd. (b)	8,776	12,415
Omron Corp. (b)	2,061	61,429
Otsuka Corp.	700	36,994
Renesas Electronics Corp. (a) (b)	1,600	10,306
Ricoh Co., Ltd. (b)	5,801	59,148
Rohm Co., Ltd.	980	41,329
SCREEN Holdings Co., Ltd. (b)	3,937	31,175
SCSK Corp.	900	35,233
Seiko Epson Corp. (b)	2,700	43,673
Shimadzu Corp.	2,000	31,407
SMS Co., Ltd. (a) (b)	200	3,828
Square Enix Holdings Co., Ltd.	400	10,819
Sumco Corp.	1,578	9,940
Taiyo Yuden Co., Ltd. (b)	1,484	14,497
TDK Corp. (b)	1,178	65,506
Tokyo Electron, Ltd.	1,470	95,947
Topcon Corp. (b)	500	6,602
Trend Micro, Inc.	981	35,960
Ulvac, Inc.	300	9,836
Wacom Co., Ltd. (b)	1,900	8,064
Yahoo! Japan Corp. (b)	11,919	50,796
Yaskawa Electric Corp. (b)	2,812	32,500
Yokogawa Electric Corp.	2,635	27,265

		2,840,411

NETHERLANDS — 7.1%
ASM International NV	751	33,689
ASML Holding NV	3,570	363,208
Cimpress NV (a) (b)	396	35,913
Gemalto NV	804	59,525
NXP Semiconductors NV (a)	2,079	168,545

		660,880

NEW ZEALAND — 0.1%
Xero, Ltd. (a) (b)	569	6,096

NORWAY — 0.2%
Nordic Semiconductor ASA (a) (b)	1,277	7,114
Opera Software ASA	1,244	9,912

		17,026

SINGAPORE — 0.4%
IGG, Inc.	8,000	3,589
Venture Corp., Ltd.	5,925	36,784

		40,373

SOUTH KOREA — 19.5%
Actoz Soft Co., Ltd. (a)	82	1,832
Advanced Process Systems Corp. (a)	201	3,225
AfreecaTV Co., Ltd.	193	3,713
Ahnlab, Inc.	58	2,947

Bluecom Co., Ltd.	233	2,506
Com2uSCorp. (a)	83	8,992
Daou Technology, Inc.	283	5,358
Dongbu HiTek Co., Ltd. (a)	308	4,861
Dongwon Systems Corp.	51	3,367
DuzonBizon Co., Ltd.	317	6,750
Eo Technics Co., Ltd.	82	8,576
G-SMATT GLOBAL Co., Ltd. (a)	138	3,439
G-treeBNT Co., Ltd. (a)	182	3,446
Gamevil, Inc. (a)	53	4,231
GemVax & Kael Co., Ltd. (a)	257	3,944
Kakao Corp.	213	18,476
KCP Co., Ltd.	233	3,790
KH Vatec Co., Ltd.	236	3,374
LG Display Co., Ltd. ADR (a)	4,140	47,320
LG Innotek Co., Ltd.	177	12,274
Lumens Co., Ltd. (a)	830	2,947
NAVER Corp.	248	138,139
NCSoft Corp.	150	33,250
Neowiz Games Corp. (a)	188	2,589
Nexon GT Co., Ltd. (a)	245	2,764
NHN Entertainment Corp. (a)	239	11,494
Partron Co., Ltd.	745	7,915
Sam Young Electronics Co., Ltd.	1,275	13,100
Samsung Electro-Mechanics Co., Ltd.	528	27,148
Samsung Electronics Co., Ltd. GDR	2,104	1,198,228
Samsung SDI Co., Ltd.	403	34,887
Samsung SDS Co., Ltd.	276	42,235
Seoul Semiconductor Co., Ltd.	498	6,510
SK Communications Co., Ltd. (a)	699	2,338
SK Hynix, Inc.	4,666	114,855
SundayToz Corp. (a)	252	2,457
Texcell-NetCom Co., Ltd. (a)	1,485	2,863
Tovis Co., Ltd.	248	2,266
UniTest, Inc.	449	3,298
Viatron Technologies, Inc.	176	4,071
Webzen, Inc. (a)	193	3,932
WeMade Entertainment Co., Ltd. (a)	98	2,678
Wonik IPS Co., Ltd. (a)	623	6,047

		1,818,432

SPAIN — 1.8%
Amadeus IT Holding SA Class A (a)	3,476	149,293
Indra Sistemas SA (a)	1,393	16,231

		165,524

SWEDEN — 4.2%
Fingerprint Cards AB Class B (a) (b)	428	24,925
Hexagon AB Class B	2,361	92,032
NetEnt AB (a)	289	16,342
Starbreeze AB (a)	1,538	2,903
Telefonaktiebolaget LM Ericsson Class B	25,522	255,953

		392,155

SWITZERLAND — 1.2%
Logitech International SA	1,811	28,934
Myriad Group AG (a)	899	2,910
STMicroelectronics NV (b)	6,473	35,937
Temenos Group AG (a) (b)	723	39,712

		107,493

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 6.5%
ARM Holdings PLC	12,265	$178,753
Auto Trader Group PLC (d)	5,171	28,986
AVEVA Group PLC	891	20,170
Dialog Semiconductor PLC (a)	796	31,544
Electrocomponents PLC	5,123	17,775
FDM Group Holdings PLC	722	5,998
Fidessa Group PLC	273	9,582
Halma PLC	1,609	21,080
Imagination Technologies Group PLC (a) (b)	2,585	7,031
Just Eat PLC (a)	3,777	20,482
Kainos Group PLC	1,047	2,957
Micro Focus International PLC	629	14,194
Moneysupermarket.com Group PLC	3,792	17,315
NCC Group PLC (b)	861	3,100
Playtech PLC	840	10,462
Rightmove PLC	464	28,083
Sage Group PLC	12,462	112,664
Sophos Group PLC (d)	1,156	3,622
Spectris PLC	1,504	39,862
Spirent Communications PLC	9,001	11,385
Worldpay Group PLC (a) (d)	1,780	7,038
Xaar PLC (b)	620	4,344
Zoopla Property Group PLC (d)	2,442	8,775

		605,202

UNITED STATES — 1.5%
Fleetmatics Group PLC (a)	246	10,014
Flextronics International, Ltd. (a)	6,253	75,411
Globant SA (a)	159	4,907
Mitel Networks Corp. (a)	432	3,534
Mobileye NV (a)	1,031	38,446
Stratasys, Ltd. (a)	315	8,165

		140,477

TOTAL COMMON STOCKS (Cost $9,833,636)		9,245,006

SHORT-TERM INVESTMENTS — 12.6%
UNITED STATES — 12.6%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	1,176,715	1,176,715
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (g) (h)	1,591	1,591

TOTAL SHORT-TERM INVESTMENTS (Cost $1,178,306)		1,178,306

TOTAL INVESTMENTS — 111.9% (Cost $11,011,942)		10,423,312
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.9)%		(1,108,689)

NET ASSETS — 100.0%		$9,314,623

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2016.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investment of cash collateral for securities loaned.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$99,634	$—	$—	$99,634
Austria	16,550	—	—	16,550
Belgium	18,616	—	—	18,616
Canada	364,813	—	—	364,813
China	6,304	—	—	6,304
Denmark	28,149	—	—	28,149
Finland	287,856	—	—	287,856
France	412,601	—	—	412,601
Germany	944,542	—	—	944,542

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hong Kong	$76,544	$—	$—	$76,544
Israel	191,322	—	—	191,322
Italy	4,006	—	—	4,006
Japan	2,840,411	—	—	2,840,411
Netherlands	660,880	—	—	660,880
New Zealand	6,096	—	—	6,096
Norway	17,026	—	—	17,026
Singapore	40,373	—	—	40,373
South Korea	1,818,432	—	—	1,818,432
Spain	165,524	—	—	165,524
Sweden	392,155	—	—	392,155
Switzerland	107,493	—	—	107,493
United Kingdom	605,202	—	—	605,202
United States	140,477	—	—	140,477
Short-Term Investments	1,178,306	—	—	1,178,306

TOTAL INVESTMENTS	$10,423,312	$—	$—	$10,423,312

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 4.6%
Telstra Corp., Ltd.	251,792	$1,032,372
TPG Telecom, Ltd.	21,825	190,386
Vocus Communications, Ltd. (a)	28,037	179,657

		1,402,415

BELGIUM — 1.0%
Mobistar SA (b)	279	6,257
Proximus SADP	8,672	296,811

		303,068

CANADA — 6.0%
BCE, Inc. (c)	11,597	528,127
BCE, Inc. (c)	2,919	133,577
Rogers Communications, Inc. Class B	19,327	773,467
TELUS Corp.	12,282	399,534

		1,834,705

CHINA — 0.2%
Alibaba Health Information Technology, Ltd. (b)	111,283	67,861

DENMARK — 0.8%
TDC A/S	50,300	246,578

FINLAND — 1.1%
Elisa Oyj (a)	8,941	348,149

FRANCE — 6.1%
Iliad SA	1,556	400,996
Orange SA	84,027	1,474,117

		1,875,113

GERMANY — 8.6%
Deutsche Telekom AG	112,073	2,014,670
Drillisch AG (a)	3,243	133,207
Freenet AG	8,343	249,946
Telefonica Deutschland Holding AG	40,482	219,631

		2,617,454

HONG KONG — 1.9%
HKBN, Ltd.	25,587	31,602
HKT Trust & HKT, Ltd.	240,208	330,743
PCCW, Ltd.	314,664	203,649
SmarTone Telecommunications Holdings, Ltd.	9,000	14,968

		580,962

ISRAEL — 1.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	123,169	277,659
Cellcom Israel, Ltd. (b)	2,105	14,994
Partner Communications Co., Ltd. (b)	3,915	18,380

		311,033

ITALY — 3.2%
Infrastrutture Wireless Italiane SpA (b) (d)	5,738	28,810
Telecom Italia SpA/Milano (a) (b) (c)	683,693	738,589
Telecom Italia SpA/Milano (c)	226,331	198,595

		965,994

JAPAN — 20.5%
Japan Communications, Inc. (b)	8,600	14,538

KDDI Corp.	65,290	1,746,179
Nippon Telegraph & Telephone Corp.	33,594	1,449,030
NTT DOCOMO, Inc. (a)	62,558	1,420,697
SoftBank Group Corp.	34,278	1,636,512

		6,266,956

LUXEMBOURG — 0.7%
Millicom International Cellular SA SDR	3,876	212,143

NETHERLANDS — 2.6%
Koninklijke KPN NV	188,348	790,490

NEW ZEALAND — 1.1%
Chorus, Ltd.	31,367	87,330
Spark New Zealand, Ltd.	95,533	242,099

		329,429

NORWAY — 2.1%
Telenor ASA	39,925	646,330

PORTUGAL — 0.0% (e)
Pharol SGPS SA (b)	15,893	2,427

SINGAPORE — 4.5%
Singapore Telecommunications, Ltd.	447,253	1,268,756
StarHub, Ltd.	48,506	120,671

		1,389,427

SOUTH KOREA — 2.5%
KT Corp. ADR (b)	15,572	208,976
LG Uplus Corp.	13,157	127,129
SK Telecom Co., Ltd. ADR	20,859	420,726

		756,831

SPAIN — 6.5%
Cellnex Telecom SAU (d)	6,235	99,827
Euskaltel SA (b) (d)	4,181	45,786
Telefonica SA	162,839	1,828,169

		1,973,782

SWEDEN — 3.0%
Com Hem Holding AB	3,363	31,051
Tele2 AB Class B	18,371	170,641
TeliaSonera AB	135,906	706,966

		908,658

SWITZERLAND — 2.8%
Sunrise Communications Group AG (b) (d)	1,441	99,237
Swisscom AG	1,405	766,577

		865,814

UNITED KINGDOM — 18.6%
BT Group PLC	299,100	1,893,694
Cable & Wireless Communications PLC	218,866	242,381
Inmarsat PLC	26,600	376,396
KCOM Group PLC	15,595	24,096
TalkTalk Telecom Group PLC (a)	33,183	113,082
Vodafone Group PLC	952,485	3,028,242

		5,677,891

TOTAL COMMON STOCKS (Cost $31,887,320)		30,373,510

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 7.6%
UNITED STATES — 7.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	1,205	$1,205
State Street Navigator Securities Lending Prime Portfolio (f) (h)	2,308,573	2,308,573

TOTAL SHORT-TERM INVESTMENTS (Cost $2,309,778)		2,309,778

TOTAL INVESTMENTS — 107.0% (Cost $34,197,098)		32,683,288
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(2,129,340)

NET ASSETS — 100.0%		$30,553,948

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.9% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

SDR = Swedish Depositary Receipt

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,402,415	$—	$—	$1,402,415
Belgium	303,068	—	—	303,068
Canada	1,834,705	—	—	1,834,705
China	67,861	—	—	67,861
Denmark	246,578	—	—	246,578
Finland	348,149	—	—	348,149
France	1,875,113	—	—	1,875,113
Germany	2,617,454	—	—	2,617,454
Hong Kong	580,962	—	—	580,962
Israel	311,033	—	—	311,033
Italy	965,994	—	—	965,994
Japan	6,266,956	—	—	6,266,956
Luxembourg	212,143	—	—	212,143
Netherlands	790,490	—	—	790,490
New Zealand	329,429	—	—	329,429
Norway	646,330	—	—	646,330
Portugal	2,427	—	—	2,427
Singapore	1,389,427	—	—	1,389,427
South Korea	756,831	—	—	756,831
Spain	1,973,782	—	—	1,973,782
Sweden	908,658	—	—	908,658
Switzerland	865,814	—	—	865,814
United Kingdom	5,677,891	—	—	5,677,891
Short-Term Investments	2,309,778	—	—	2,309,778

TOTAL INVESTMENTS	$32,683,288	$—	$—	$32,683,288

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 4.5%
AGL Energy, Ltd.	60,008	$849,365
APA Group	99,297	672,945
AusNet Services (a)	151,394	173,525
DUET Group	179,485	314,797
Energy World Corp., Ltd. (a) (b)	69,744	12,876
ERM Power, Ltd.	14,701	16,172
Infigen Energy (b)	74,741	37,371
Spark Infrastructure Group (a)	135,379	215,570

		2,292,621

AUSTRIA — 0.3%
EVN AG	2,689	30,949
Verbund AG (a)	11,292	144,505

		175,454

BELGIUM — 0.3%
Elia System Operator SA	2,670	133,007

CANADA — 5.7%
Algonquin Power & Utilities Corp. (a)	17,952	150,866
Atco, Ltd. Class I	6,641	201,676
Boralex, Inc. Class A (a)	3,444	42,869
Canadian Utilities, Ltd. Class A	10,361	291,177
Capital Power Corp. (a)	7,959	110,760
Capstone Infrastructure Corp.	8,034	30,187
Emera, Inc. (a)	12,949	475,933
Fortis, Inc. (a)	24,949	785,244
Hydro One, Ltd. (a) (c)	7,934	149,117
Innergex Renewable Energy, Inc.	7,948	86,703
Just Energy Group, Inc. (a)	8,591	51,276
Northland Power, Inc. (a)	9,871	163,467
Superior Plus Corp. (a)	12,463	89,032
TransAlta Corp. (a)	25,448	118,834
TransAlta Renewables, Inc. (a)	7,993	78,172
Valener, Inc. (a)	3,319	52,526

		2,877,839

CHINA — 0.8%
China Everbright Water, Ltd. (b)	60,900	22,387
ENN Energy Holdings, Ltd.	69,000	378,512

		400,899

FINLAND — 1.2%
Fortum Oyj (a)	38,794	588,405

FRANCE — 8.9%
Albioma SA (b)	2,310	35,800
Electricite de France SA	27,261	306,428
Engie SA	143,652	2,232,850
Futuren SA (b)	16,292	11,882
Rubis SCA	3,642	292,883
Suez Environnement Co.	31,681	581,966
Veolia Environnement SA	43,003	1,037,417

		4,499,226

GERMANY — 4.6%
Capital Stage AG	3,772	31,494
CHORUS Clean Energy AG (b)	2,041	20,516
E.ON SE	177,831	1,709,939
RWE AG	42,991	557,266
RWE AG Preference Shares	2,372	22,981

		2,342,196

HONG KONG — 9.3%
Canvest Environmental Protection Group Co., Ltd. (b)	58,000	26,844
Cheung Kong Infrastructure Holdings, Ltd. (a)	54,300	530,991
China Ruifeng Renewable Energy Holdings, Ltd. (b)	80,000	7,735
China Water Industry Group, Ltd. (a) (b)	77,045	12,714
CLP Holdings, Ltd.	176,000	1,591,739
HK Electric Investments & HK Electric Investments, Ltd. (c)	213,027	187,580
Hong Kong & China Gas Co., Ltd.	601,845	1,125,082
Kong Sun Holdings, Ltd. (b)	193,787	9,744
Power Assets Holdings, Ltd.	116,000	1,186,687
Towngas China Co., Ltd. (a) (b)	83,000	42,802
United Photovoltaics Group, Ltd. (a) (b)	338,000	27,889

		4,749,807

ISRAEL — 0.0% (d)
Tower Semiconductor, Ltd. (b)	—	1

ITALY — 10.9%
A2A SpA	138,857	180,862
ACEA SpA	3,986	61,093
Ascopiave SpA	7,187	18,771
Edison SpA (b)	10,295	7,368
Enel Green Power SpA	137,749	296,677
Enel SpA	627,025	2,785,225
Falck Renewables SpA	11,827	12,999
Hera SpA	64,669	193,520
Iren SpA	50,357	90,380
Snam SpA	189,873	1,191,116
Terna Rete Elettrica Nazionale SpA	124,819	713,321

		5,551,332

JAPAN — 13.2%
Chubu Electric Power Co., Inc.	64,088	896,074
Chugoku Electric Power Co., Inc. (a)	29,787	402,831
Electric Power Development Co., Ltd. (a)	16,400	512,888
Hiroshima Gas Co., Ltd.	5,000	17,083
Hokkaido Electric Power Co., Inc. (b)	18,500	155,216
Hokkaido Gas Co., Ltd.	5,000	12,412
Hokuriku Electric Power Co.	18,094	256,450
K&O Energy Group, Inc.	797	9,857
Kansai Electric Power Co., Inc. (b)	72,398	642,013
Kyushu Electric Power Co., Inc. (a) (b)	42,692	406,808
Okinawa Electric Power Co., Inc.	2,300	62,005
Osaka Gas Co., Ltd. (a)	185,958	715,408
Saibu Gas Co., Ltd. (a)	30,000	69,398
Shikoku Electric Power Co., Inc. (a)	18,500	248,378
Shizuoka Gas Co., Ltd. (a)	6,300	42,320
Toho Gas Co., Ltd. (a)	46,000	327,007
Tohoku Electric Power Co., Inc. (a)	44,172	570,646
Tokyo Electric Power Co., Inc. (b)	72,799	400,930
Tokyo Gas Co., Ltd.	199,958	933,475
West Holdings Corp.	1,000	6,184

		6,687,383

NEW ZEALAND — 1.6%
Contact Energy, Ltd.	64,495	223,894
Genesis Energy, Ltd.	44,850	63,836

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

Infratil, Ltd.	50,134	$114,170
Meridian Energy, Ltd.	107,945	196,359
Mighty River Power, Ltd.	57,529	116,632
TrustPower, Ltd.	6,128	32,591
Vector, Ltd.	23,319	53,104

		800,586

NORWAY — 0.0% (d)
Scatec Solar ASA (c)	4,745	22,488

PORTUGAL — 1.7%
EDP — Energias de Portugal SA (b)	231,489	824,618
REN — Redes Energeticas Nacionais SGPS SA (a)	9,255	30,395

		855,013

SINGAPORE — 0.2%
Hyflux, Ltd. (a)	56,000	24,952
Kenon Holdings, Ltd. (b)	1,584	12,543
Keppel Infrastructure Trust	232,938	85,626

		123,121

SOUTH KOREA — 2.6%
Busan City Gas Co., Ltd.	58	1,638
E1 Corp.	271	15,403
Hanjin Heavy Industries & Construction Holdings Co., Ltd. (b)	683	3,392
KG Eco Technology Service Co., Ltd.	1,156	3,255
Korea District Heating Corp.	174	10,833
Korea Electric Power Corp. ADR (b)	45,810	1,179,608
Korea Gas Corp.	2,463	82,595
KyungDong City Gas Co., Ltd.	125	8,591
Samchully Co., Ltd.	192	17,629

		1,322,944

SPAIN — 13.1%
Abengoa Yield PLC (a)	3,215	57,163
Acciona SA	2,343	181,504
EDP Renovaveis SA	17,857	136,541
Enagas SA (b)	20,210	608,346
Endesa SA	28,301	544,065
Gas Natural SDG SA	32,108	650,181
Iberdrola SA	534,352	3,568,886
Red Electrica Corp. SA	9,642	838,350
Saeta Yield SA	5,449	54,270

		6,639,306

SWITZERLAND — 0.1%
Alpiq Holding AG	450	30,825
BKW AG (a)	1,069	45,098

		75,923

UNITED KINGDOM — 20.7%
Centrica PLC	452,703	1,481,576
Drax Group PLC (a)	36,646	143,319
National Grid PLC	348,679	4,947,415
Pennon Group PLC	36,876	429,845
Renewables Infrastructure Group, Ltd. (a)	65,348	95,803
Severn Trent PLC	21,243	663,473
SSE PLC	87,763	1,882,035
Telecom Plus PLC (a)	6,043	79,951
United Utilities Group PLC	60,802	806,616

		10,530,033

UNITED STATES — 0.1%
Atlantic Power Corp.	10,842	26,739

TOTAL COMMON STOCKS (Cost $54,870,233)		50,694,323

WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Futuren SA (expiring 6/9/16) (b) (Cost $0)	12,075	344

RIGHTS — 0.0% (d)
HONG KONG — 0.0% (d)
China Ruifeng Renewable Energy (expiring 4/6/16) (b) (Cost $0)	16,000	0

SHORT-TERM INVESTMENTS — 8.2%
UNITED STATES — 8.2%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	4,184,514	4,184,514
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g)	8,988	8,988

TOTAL SHORT-TERM INVESTMENTS (Cost $4,193,502)		4,193,502

TOTAL INVESTMENTS — 108.0% (Cost $59,063,735)		54,888,169
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(4,088,888)

NET ASSETS — 100.0%		$50,799,281

(a)	All or a portion of the shares of the security are on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,292,621	$—		$—	$2,292,621
Austria	175,454	—		—	175,454
Belgium	133,007	—		—	133,007
Canada	2,877,839	—		—	2,877,839
China	400,899	—		—	400,899
Finland	588,405	—		—	588,405
France	4,499,226	—		—	4,499,226
Germany	2,342,196	—		—	2,342,196
Hong Kong	4,749,807	—		—	4,749,807
Israel	1	—		—	1
Italy	5,551,332	—		—	5,551,332
Japan	6,687,383	—		—	6,687,383
New Zealand	800,586	—		—	800,586
Norway	22,488	—		—	22,488
Portugal	855,013	—		—	855,013
Singapore	123,121	—		—	123,121
South Korea	1,322,944	—		—	1,322,944
Spain	6,639,306	—		—	6,639,306
Switzerland	75,923	—		—	75,923
United Kingdom	10,530,033	—		—	10,530,033
United States	26,739	—		—	26,739
Warrants
France	344	—		—	344
Rights
Hong Kong	—	0	(a)	—	0
Short-Term Investments	4,193,502	—		—	4,193,502

TOTAL INVESTMENTS	$54,888,169	$0		$—	$54,888,169

(a)	Fund held Level 2 securities that were valued at $0 at March 31, 2016.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2016 (Unaudited)

	SPDR STOXX Europe 50 ETF	SPDR EURO STOXX 50 ETF	SPDR EURO STOXX Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$203,514,664	$3,158,283,479	$30,857,222
Investments in affiliated issuers, at value (Note 2 and 3)	81,953	40,986,950	2,976

Total Investments	203,596,617	3,199,270,429	30,860,198
Foreign currency, at value	269,196	2,447,417	11,532
Cash at broker	—	—	—
Cash	—	—	—
Receivable from broker — variation margin on open futures contracts	—	—	—
Receivable for investment sold	—	16,853,307	188,450
Unrealized appreciation on forward foreign currency contracts	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	917,269	2,036,288	48,176
Dividends receivable — affiliated issuers (Note 2)	193	761	—
Securities lending income receivable — affiliated issuers	8,849	185,557	—
Receivable from Adviser (Note 3)	—	—	—
Receivable for foreign taxes recoverable	774,464	1,190,492	6,868

TOTAL ASSETS	205,566,588	3,221,984,251	31,115,224

LIABILITIES
Payable upon return of securities loaned	—	40,580,575	—
Payable for investments purchased	23,711	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Payable for fund shares repurchased	—	16,852,517	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable (Note 3)	151,320	2,455,371	34,594
Accrued Trustees’ fees and expenses (Note 4)	94	1,791	—

TOTAL LIABILITIES	175,125	59,890,254	34,594

NET ASSETS	$205,391,463	$3,162,093,997	$31,080,630

NET ASSETS CONSIST OF:
Paid-In Capital (Note 5)	$291,614,899	$3,982,156,093	$34,070,659
Undistributed (distribution in excess of) net investment income (loss)	258,628	(341,546)	11,765
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(39,586,864)	(252,250,705)	(2,518,138)
Net unrealized appreciation (depreciation) on:
Investments**	(46,893,957)	(567,573,151)	(484,162)
Foreign currency transactions	(1,243)	103,306	506
Futures contracts	—	—	—

NET ASSETS	$205,391,463	$3,162,093,997	$31,080,630

NET ASSET VALUE PER SHARE
Net asset value per share	$30.20	$33.39	$47.82

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,800,370	94,700,967	650,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$250,408,621	$3,725,856,630	$31,341,384
Investments in affiliated issuers	81,953	40,986,950	2,976

Total cost of investments	$250,490,574	$3,766,843,580	$31,344,360

Foreign currency, at cost	$267,611	$2,401,730	$11,559

* Includes investments in securities on loan, at value	$—	$38,115,135	$—

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF	SPDR S&P International Dividend Currency Hedged ETF	SPDR MSCI International Real Estate Currency Hedged ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Russia ETF	SPDR S&P China ETF

$—	$—	$4,072,818	$333,374,272	$22,641,339	$733,063,592
11,273,581	3,861,875	9,193	14,131,489	80,887	57,819,171

11,273,581	3,861,875	4,082,011	347,505,761	22,722,226	790,882,763
17,407	—	17,117	474,531	42,305	612,167
13,495	—	—	—	—	—
—	—	—	—	44,018	—
17,684	—	—	—	—	—
495,637	176,982	76,146	1,391,999	89,865	—
37,157	4,756	813	—	—	—
—	—	12,141	269,050	2,902	650
37	—	4	—	—	561
—	—	—	30,236	—	148,015
7,539	9,452	—	—	—	—
—	—	2,072	—	—	—

11,862,537	4,053,065	4,190,304	349,671,577	22,901,316	791,644,156

—	—	—	13,241,139	—	55,872,402
—	—	58	1,391,999	164,000	—
555,777	182,192	127,218	—	—	—
—	—	—	—	—	430
—	—	—	325,257	—	—
8,318	4,400	4,610	415,231	30,810	1,060,626
—	—	—	1,584	18	1,264

564,095	186,592	131,886	15,375,210	194,828	56,934,722

$11,298,442	$3,866,473	$4,058,418	$334,296,367	$22,706,488	$734,709,434

$12,890,617	$4,000,000	$4,000,000	$424,995,586	$43,846,506	$976,497,534
(92,171)	(47)	(72,182)	(1,066,133)	(183,843)	(1,313,384)
(143,183)	62,049	35,801	(61,741,801)	(7,873,377)	(127,715,568)

(835,354)	(18,093)	220,761	(27,902,691)	(13,081,674)	(112,760,724)
(518,709)	(177,436)	(125,962)	11,406	(1,124)	1,576
(2,758)	—	—	—	—	—

$11,298,442	$3,866,473	$4,058,418	$334,296,367	$22,706,488	$734,709,434

$32.28	$38.66	$40.58	$74.29	$15.66	$69.97

350,000	100,000	100,000	4,500,000	1,450,000	10,500,000

$—	$—	$3,852,057	$360,951,706	$35,723,013	$845,824,316
12,108,935	3,879,968	9,193	14,131,489	80,887	57,819,171

$12,108,935	$3,879,968	$3,861,250	$375,083,195	$35,803,900	$903,643,487

$16,987	$—	$16,787	$465,168	$43,680	$610,590

$—	$—	$—	$23,062,613	$—	$93,225,836

$—	$—	$—	$325,257	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2016 (Unaudited)

	SPDR MSCI China A Shares IMI ETF	SPDR S&P Emerging Markets ETF	SPDR S&P Emerging Markets Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$2,162,403	$168,142,534	$261,568,510
Investments in affiliated issuers, at value (Note 2 and 3)	1,192	9,277,153	21,421,414

Total Investments	2,163,595	177,419,687	282,989,924
Foreign currency, at value	10,830	824,104	152,697
Cash at broker	—	17,160	—
Cash	—	—	39,005
Receivable from broker — variation margin on open futures contracts	—	7,068	—
Receivable for investment sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	—	229,185	1,549,669
Dividends receivable — affiliated issuers (Note 2)	—	—	110
Securities lending income receivable — affiliated issuers	—	11,976	21,676
Receivable from Adviser (Note 3)	—	143	—
Receivable for foreign taxes recoverable	—	416	16,711

TOTAL ASSETS	2,174,425	178,509,739	284,769,792

LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	—	8,004,306	21,387,634
Payable for investments purchased	2,794	4,435	—
Deferred foreign taxes payable	—	72,526	22,307
Advisory fee payable (Note 3)	3,342	213,565	274,222
Accrued Trustees’ fees and expenses (Note 4)	230	204	686
Accrued expenses and other liabilities	—	—	—

TOTAL LIABILITIES	6,366	8,295,036	21,684,849

NET ASSETS	$2,168,059	$170,214,703	$263,084,943

NET ASSETS CONSIST OF:
Paid-In Capital (Note 5)	$2,506,250	$239,046,515	$533,722,133
Undistributed (distribution in excess of) net investment income (loss)	(17,068)	(115,632)	(34,058)
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(7,794)	(25,614,869)	(263,262,385)
Net unrealized appreciation (depreciation) on:
Investments**	(313,428)	(43,109,119)	(7,390,621)
Foreign currency transactions	99	5,490	49,874
Futures contracts	—	2,318	—

NET ASSETS	$2,168,059	$170,214,703	$263,084,943

NET ASSET VALUE PER SHARE
Net asset value per share	$21.68	$54.91	$26.85

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	3,100,000	9,800,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,475,831	$211,179,127	$268,935,793
Investments in affiliated issuers	1,192	9,277,153	21,421,414

Total cost of investments	$2,477,023	$220,456,280	$290,357,207

Foreign currency, at cost	$10,698	$821,933	$151,549

* Includes investments in securities on loan, at value	$—	$12,219,076	$22,895,470

** Includes deferred foreign taxes	$—	$72,526	$22,307

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF	SPDR S&P Emerging Europe ETF	SPDR S&P Emerging Latin America ETF	SPDR S&P Emerging Middle East & Africa ETF	SPDR S&P World ex-US ETF	SPDR S&P International Small Cap ETF

$72,813,328	$38,713,917	$24,710,631	$27,749,770	$722,702,784	$648,838,432
547,492	240,113	3,037,997	3,074,983	45,427,007	119,308,204

73,360,820	38,954,030	27,748,628	30,824,753	768,129,791	768,146,636
571	35,040	26,458	268,445	2,713,403	3,760,688
—	—	—	—	—	—
—	—	6,269	—	4,235	409,556
—	—	—	—	—	—
—	—	—	—	110,637	167,906
10,946	35,579	32,781	170,185	3,360,693	3,389,639
50	30	22	—	164	332
959	212	3,215	1,088	67,780	194,525
—	—	—	—	—	—
3,183	2,898	174	—	933,068	332,957

73,376,529	39,027,789	27,817,547	31,264,471	775,319,771	776,402,239

—	—	—	115,731	—	—
354,450	156,964	2,934,028	3,074,983	45,149,190	118,741,960
—	—	—	5,198	1,926,654	167,905
—	—	—	—	—	—
83,642	42,514	28,409	33,140	612,891	628,503
185	61	48	83	—	222
—	12	—	—	—	—

438,277	199,551	2,962,485	3,229,135	47,688,735	119,538,590

$72,938,252	$38,828,238	$24,855,062	$28,035,336	$727,631,036	$656,863,649

$207,683,527	$120,911,914	$70,305,295	$63,795,781	$784,766,271	$764,521,976
(61,642)	(89,903)	105,093	(23,531)	3,173,196	(612,466)
(117,076,535)	(46,164,201)	(21,422,702)	(25,172,230)	(1,733,591)	(3,440,740)

(17,607,100)	(35,832,321)	(24,134,396)	(10,535,546)	(58,636,562)	(103,769,143)
2	2,749	1,772	(29,138)	61,722	164,022
—	—	—	—	—	—

$72,938,252	$38,828,238	$24,855,062	$28,035,336	$727,631,036	$656,863,649

$18.70	$25.89	$41.43	$56.07	$25.44	$28.68

3,900,000	1,500,000	600,000	500,000	28,600,000	22,900,000

$90,420,428	$74,546,238	$48,845,027	$38,285,316	$781,339,346	$752,607,575
547,492	240,113	3,037,997	3,074,983	45,427,007	119,308,204

$90,967,920	$74,786,351	$51,883,024	$41,360,299	$826,766,353	$871,915,779

$569	$33,207	$25,627	$302,007	$2,683,553	$3,622,238

$6,004,664	$155,822	$3,023,783	$3,004,271	$49,202,369	$119,095,893

$—	$—	$—	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2016 (Unaudited)

	SPDR Dow Jones International Real Estate ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P Global Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$4,639,406,053	$62,854,498	$600,541,283
Investments in affiliated issuers, at value (Note 2 and 3)	131,704,912	4,812,166	60,739,753

Total Investments	4,771,110,965	67,666,664	661,281,036
Foreign currency, at value	10,280,279	127,970	2,230,790
Cash	—	—	—
Receivable for investment sold	956	5,076,720	1,681,737
Receivable for fund shares sold	—	—	7,039,970
Dividends receivable — unaffiliated issuers (Note 2)	16,613,044	88,211	1,954,181
Dividends receivable — affiliated issuers (Note 2)	3,518	22	326
Securities lending income receivable — affiliated issuers	148,577	3,172	46,687
Receivable from Adviser (Note 3)	—	—	—
Receivable for foreign taxes recoverable	1,990,113	23,080	446,785

TOTAL ASSETS	4,800,147,452	72,985,839	674,681,512

LIABILITIES
Due to custodian	—	—	95,547
Payable upon return of securities loaned	129,043,584	4,727,891	60,037,450
Payable for investments purchased	3,625,310	5,184,988	10,505,617
Deferred foreign taxes payable	502,567	—	—
Advisory fee payable (Note 3)	6,407,993	60,659	514,006
Accrued Trustees’ fees and expenses (Note 4)	1,662	226	552
Accrued expenses and other liabilities	—	—	—

TOTAL LIABILITIES	139,581,116	9,973,764	71,153,172

NET ASSETS	$4,660,566,336	$63,012,075	$603,528,340

NET ASSETS CONSIST OF:
Paid-In Capital (Note 5)	$5,071,141,945	$88,567,580	$896,737,531
Undistributed (distribution in excess of) net investment income (loss)	(94,623,772)	303,156	2,747,462
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(765,691,883)	(20,010,075)	(145,003,369)
Net unrealized appreciation (depreciation) on:
Investments**	449,591,956	(5,848,595)	(150,977,159)
Foreign currency transactions	148,090	9	23,875

NET ASSETS	$4,660,566,336	$63,012,075	$603,528,340

NET ASSET VALUE PER SHARE
Net asset value per share	$41.49	$45.01	$34.99

Shares outstanding (unlimited amount authorized, $0.01 par value)	112,335,379	1,400,000	17,250,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,189,312,084	$68,703,093	$751,518,442
Investments in affiliated issuers	131,704,912	4,812,166	60,739,753

Total cost of investments	$4,321,016,996	$73,515,259	$812,258,195

Foreign currency, at cost	$10,172,414	$124,806	$2,206,475

* Includes investments in securities on loan, at value	$135,928,088	$9,338,609	$67,645,480

** Includes deferred foreign taxes	$502,567	$—	$—

See accompanying notes to financial statements.

SPDR S&P North American Natural Resources ETF	SPDR MSCI ACWI ex-US ETF	SPDR MSCI ACWI IMI ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI EM 50 ETF	SPDR MSCI EM Beyond BRIC ETF	SPDR MSCI EAFE Quality Mix ETF

$739,566,298	$720,904,334	$42,424,695	$91,152,714	$3,961,440	$2,563,898	$5,337,942
826,343	40,056,351	6,471,551	374,567	382,893	111,665	40,839

740,392,641	760,960,685	48,896,246	91,527,281	4,344,333	2,675,563	5,378,781
466,956	2,362,284	88,924	121,109	1,738	6,973	24,314
1,616	—	3	320	—	—	—
24,243	408,605	3,405	—	—	—	8,993
—	—	—	—	—	—	—
589,115	2,998,783	96,524	228,197	5,794	7,606	23,479
694	185	—	503	2	2	1
—	60,369	2,104	—	103	48	—
—	76,555	—	20,818	—	—	—
—	815,118	15,256	52,838	—	310	7,517

741,475,265	767,682,584	49,102,462	91,951,066	4,351,970	2,690,502	5,443,085

—	—	—	—	—	—	—
—	38,646,785	6,263,580	—	374,860	110,841	—
—	411,127	5,784	222	—	109	11,537
—	46,097	—	2,576	—	1,679	—
621,007	610,520	21,999	61,075	4,453	2,805	3,869
—	—	79	—	—	3	1
—	—	—	—	—	—	—

621,007	39,714,529	6,291,442	63,873	379,313	115,437	15,407

$740,854,258	$727,968,055	$42,811,020	$91,887,193	$3,972,657	$2,575,065	$5,427,678

$626,644,162	$946,148,583	$45,501,417	$95,122,345	$5,022,330	$3,041,030	$6,000,000
3,587,025	3,642,980	230,065	506,506	(3,406)	8,878	39,068
14,083,492	(83,560,128)	33,373	(429,066)	(492,989)	(33,282)	(161,419)

96,530,051	(138,354,514)	(2,956,761)	(3,319,215)	(553,580)	(441,898)	(450,877)
9,528	91,134	2,926	6,623	302	337	906

$740,854,258	$727,968,055	$42,811,020	$91,887,193	$3,972,657	$2,575,065	$5,427,678

$29.17	$30.85	$61.16	$70.68	$39.73	$51.50	$54.28

25,400,000	23,600,000	700,000	1,300,000	100,000	50,000	100,000

$643,036,247	$859,212,751	$45,372,860	$94,446,022	$4,515,020	$3,004,117	$5,788,819
826,343	40,056,351	6,480,147	397,898	382,893	111,665	40,839

$643,862,590	$899,269,102	$51,853,007	$94,843,920	$4,897,913	$3,115,782	$5,829,658

$460,762	$2,305,464	$86,970	$118,518	$1,653	$6,768	$23,923

$—	$45,032,584	$7,173,211	$—	$528,944	$110,052	$—

$—	$46,097	$—	$2,576	$—	$1,679	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2016 (Unaudited)

	SPDR MSCI Emerging Markets Quality Mix ETF	SPDR MSCI World Quality Mix ETF	SPDR MSCI Australia Quality Mix ETF
ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$101,311,066	$6,079,634	$9,253,954
Investments in affiliated issuers, at value (Note 2 and 3)	40,839	35,535	352

Total Investments	101,351,905	6,115,169	9,254,306
Foreign currency, at value	365,224	17,349	14,184
Cash	16,307	12	—
Receivable for investment sold	—	2,408	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	264,890	13,853	96,209
Dividends receivable — affiliated issuers (Note 2)	15	20	1
Receivable for foreign taxes recoverable	151	3,013	—

TOTAL ASSETS	101,998,492	6,151,824	9,364,700

LIABILITIES
Payable for investments purchased	3,834	1,072	2,266
Deferred foreign taxes payable	16,014	—	—
Advisory fee payable (Note 3)	67,471	4,334	6,413
Accrued Trustees’ fees and expenses (Note 4)	—	2	—

TOTAL LIABILITIES	87,319	5,408	8,679

NET ASSETS	$101,911,173	$6,146,416	$9,356,021

NET ASSETS CONSIST OF:
Paid-In Capital (Note 5)	$108,355,027	$6,000,000	$9,900,915
Undistributed (distribution in excess of) net investment income (loss)	377,948	37,535	93,090
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(2,822,697)	1,336	(262,069)
Net unrealized appreciation (depreciation) on:
Investments**	(4,014,128)	107,012	(381,438)
Foreign currency transactions	15,023	533	5,523

NET ASSETS	$101,911,173	$6,146,416	$9,356,021

NET ASSET VALUE PER SHARE
Net asset value per share	$49.71	$61.46	$46.78

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,050,000	100,000	200,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$105,309,180	$5,972,341	$9,635,392
Investments in affiliated issuers	40,839	35,816	352

Total cost of investments	$105,350,019	$6,008,157	$9,635,744

Foreign currency, at cost	$355,235	$17,007	$14,022

** Includes deferred foreign taxes	$16,014	$—	$—

See accompanying notes to financial statements.

SPDR MSCI Canada Quality Mix ETF	SPDR MSCI Germany Quality Mix ETF	SPDR MSCI Japan Quality Mix ETF	SPDR MSCI Mexico Quality Mix ETF	SPDR MSCI South Korea Quality Mix ETF	SPDR MSCI Spain Quality Mix ETF

$15,063,437	$10,079,564	$12,432,192	$2,405,747	$2,559,916	$2,069,315
8,973	741	1,399	3,188	1,975	1,836

15,072,410	10,080,305	12,433,591	2,408,935	2,561,891	2,071,151
67,884	16,027	31,033	212	2,498	1,766
—	—	—	—	—	—
—	48,597	33,806	—	—	—
—	—	6,355,949	—	—	—
26,412	—	48,184	—	32,041	—
2	—	1	1	1	1
—	26,521	13,706	—	—	1,244

15,166,708	10,171,450	18,916,270	2,409,148	2,596,431	2,074,162

—	—	6,355,669	—	—	—
—	—	—	—	—	—
9,618	7,188	5,413	2,136	2,358	1,486
—	—	—	1	2	15

9,618	7,188	6,361,082	2,137	2,360	1,501

$15,157,090	$10,164,262	$12,555,188	$2,407,011	$2,594,071	$2,072,661

$14,675,862	$11,345,141	$13,112,081	$3,000,000	$2,997,291	$3,094,469
20,837	8,457	16,669	13,709	28,809	12,200
(216,842)	(198,567)	(31,572)	(20,843)	(65,399)	(117,273)

674,937	(991,962)	(543,307)	(585,864)	(367,395)	(916,822)
2,296	1,193	1,317	9	765	87

$15,157,090	$10,164,262	$12,555,188	$2,407,011	$2,594,071	$2,072,661

$50.52	$50.82	$62.78	$24.07	$25.94	$41.45

300,000	200,000	200,000	100,000	100,000	50,000

$14,388,500	$11,071,526	$12,975,499	$2,991,611	$2,927,311	$2,986,137
8,973	741	1,399	3,188	1,975	1,836

$14,397,473	$11,072,267	$12,976,898	$2,994,799	$2,929,286	$2,987,973

$66,147	$15,385	$30,867	$204	$2,446	$1,720

$—	$—	$—	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2016 (Unaudited)

	SPDR MSCI Taiwan Quality Mix ETF	SPDR MSCI United Kingdom Quality Mix ETF	SPDR Russell/Nomura PRIME Japan ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$5,225,988	$2,420,023	$25,985,513
Investments in affiliated issuers, at value (Note 2 and 3)	9,982	2,040	5,141,414

Total Investments	5,235,970	2,422,063	31,126,927
Foreign currency, at value	1,228	16,074	43,172
Cash	—	—	—
Receivable for investment sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	—	13,983	235,857
Interest receivable — affiliated issuers (Note 2)	3	1	4
Securities lending income receivable — affiliated issuers	—	—	1,350
Receivable for foreign taxes recoverable	—	211	49,642

TOTAL ASSETS	5,237,201	2,452,332	31,456,952

LIABILITIES
Payable upon return of securities loaned	—	—	5,128,597
Payable for investments purchased	—	1,776	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable (Note 3)	4,761	1,755	19,326
Accrued Trustees’ fees and expenses (Note 4)	4	20	—

TOTAL LIABILITIES	4,765	3,551	5,147,923

NET ASSETS	$5,232,436	$2,448,781	$26,309,029

NET ASSETS CONSIST OF:
Paid-In Capital (Note 5)	$6,000,000	$3,086,564	$32,532,566
Undistributed (distribution in excess of) net investment income (loss)	(11,009)	(2,802)	122,095
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(124,800)	(123,388)	(1,828,648)
Net unrealized appreciation (depreciation) on:
Investments**	(631,792)	(511,745)	(4,514,881)
Foreign currency transactions	37	152	(2,103)

NET ASSETS	$5,232,436	$2,448,781	$26,309,029

NET ASSET VALUE PER SHARE
Net asset value per share	$52.32	$48.98	$43.85

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	50,000	600,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,857,780	$2,931,768	$30,500,394
Investments in affiliated issuers	9,982	2,040	5,141,414

Total cost of investments	$5,867,762	$2,933,808	$35,641,808

Foreign currency, at cost	$1,191	$15,971	$42,475

* Includes investments in securities on loan, at value	$—	$—	$4,917,430

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF	SPDR S&P Global Dividend ETF	SPDR S&P International Dividend ETF	SPDR S&P International Mid Cap ETF	SPDR S&P Emerging Markets Small Cap ETF	SPDR Dow Jones Global Real Estate ETF

$55,252,961	$60,584,123	$854,343,964	$47,990,544	$311,728,517	$2,184,196,022
13,185,175	10,195,103	131,743,800	8,366,888	23,301,938	46,912,864

68,438,136	70,779,226	986,087,764	56,357,432	335,030,455	2,231,108,886
212,924	580,769	1,501,844	150,290	619,676	2,487,218
—	—	—	—	22	—
36,653	1	558	—	262,890	2,033,139
—	—	—	—	—	9,786,541
496,594	348,935	5,609,419	208,413	497,842	6,757,021
9	82	370	—	165	2,625
9,678	7,025	112,409	7,309	61,293	35,409
18,056	33,891	289,847	19,372	14,262	288,008

69,212,050	71,749,929	993,602,211	56,742,816	336,486,605	2,252,498,847

13,157,724	9,888,138	130,329,117	8,308,633	22,495,685	43,650,432
—	739,159	177,656	863	300,011	14,074,735
—	17,539	33,827	—	341,591	84,305
55,494	70,410	889,010	51,027	488,358	2,498,431
5	—	2,036	38	576	—

13,213,223	10,715,246	131,431,646	8,360,561	23,626,221	60,307,903

$55,998,827	$61,034,683	$862,170,565	$48,382,255	$312,860,384	$2,192,190,944

$66,472,121	$69,032,258	$1,380,113,998	$54,392,775	$505,534,149	$2,005,975,775
(101,236)	276,087	8,136,744	290,439	197,974	(11,945,891)
(6,090,191)	(6,806,538)	(477,855,353)	(4,608,748)	(72,776,674)	(34,416,122)

(4,289,857)	(1,473,980)	(48,396,753)	(1,697,337)	(120,082,435)	232,531,822
7,990	6,856	171,929	5,126	(12,630)	45,360

$55,998,827	$61,034,683	$862,170,565	$48,382,255	$312,860,384	$2,192,190,944

$53.33	$61.03	$35.19	$29.32	$39.11	$48.93

1,050,075	1,000,000	24,501,326	1,650,000	8,000,000	44,800,000

$59,542,818	$62,043,397	$902,706,890	$49,687,881	$431,474,320	$1,951,579,895
13,185,175	10,195,103	131,743,800	8,366,888	23,301,938	46,912,864

$72,727,993	$72,238,500	$1,034,450,690	$58,054,769	$454,776,258	$1,998,492,759

$207,920	$577,216	$1,487,114	$147,022	$637,693	$2,458,416

$12,797,939	$10,985,700	$151,486,606	$8,552,375	$23,887,882	$69,612,361

$—	$17,539	$33,827	$—	$341,591	$84,305

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2016 (Unaudited)

	SPDR S&P International Consumer Discretionary Sector ETF	SPDR S&P International Consumer Staples Sector ETF	SPDR S&P International Energy Sector ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$10,714,244	$33,828,085	$23,247,842
Investments in affiliated issuers, at value (Note 2 and 3)	1,332,171	2,388,745	1,519,301

Total Investments	12,046,415	36,216,830	24,767,143
Foreign currency, at value	46,398	45,569	140,370
Cash	—	—	—
Receivable for investment sold	16,500	—	—
Dividends receivable — unaffiliated issuers (Note 2)	53,570	132,969	130,243
Dividends receivable — affiliated issuers (Note 2)	4	23	22
Securities lending income receivable — affiliated issuers	587	1,044	4,392
Receivable for foreign taxes recoverable	8,578	118,487	1,900

TOTAL ASSETS	12,172,052	36,514,922	25,044,070

LIABILITIES
Payable upon return of securities loaned	1,329,079	2,384,565	1,510,536
Payable for investments purchased	—	—	47,622
Advisory fee payable (Note 3)	10,952	31,911	21,535
Accrued Trustees’ fees and expenses (Note 4)	8	12	—

TOTAL LIABILITIES	1,340,039	2,416,488	1,579,693

NET ASSETS	$10,832,013	$34,098,434	$23,464,377

NET ASSETS CONSIST OF:
Paid-In Capital (Note 5)	$12,230,744	$34,749,630	$35,534,916
Undistributed (distribution in excess of) net investment income (loss)	67,103	(5,713)	1,840
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(36,216)	(137,196)	(2,798,075)
Net unrealized appreciation (depreciation) on:
Investments	(1,430,387)	(507,755)	(9,275,803)
Foreign currency transactions	769	(532)	1,499

NET ASSETS	$10,832,013	$34,098,434	$23,464,377

NET ASSET VALUE PER SHARE
Net asset value per share	$36.11	$42.62	$16.18

Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	800,000	1,450,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$12,144,631	$34,335,840	$32,523,645
Investments in affiliated issuers	1,332,171	2,388,745	1,519,301

Total cost of investments	$13,476,802	$36,724,585	$34,042,946

Foreign currency, at cost	$45,824	$45,348	$139,715

* Includes investments in securities on loan, at value	$1,449,461	$2,306,482	$2,557,224

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF	SPDR S&P International Health Care Sector ETF	SPDR S&P International Industrial Sector ETF	SPDR S&P International Materials Sector ETF	SPDR S&P International Technology Sector ETF

$7,070,654	$55,415,602	$12,747,812	$4,345,209	$9,245,006
374,962	4,687,871	1,660,082	449,976	1,178,306

7,445,616	60,103,473	14,407,894	4,795,185	10,423,312
28,859	120,622	47,775	21,906	32,324
—	—	—	—	5,151
—	—	3,152	40,442	—
45,957	196,633	62,417	26,368	37,577
8	78	13	3	6
953	4,598	889	305	1,149
2,130	321,657	16,582	5,107	1,524

7,523,523	60,747,061	14,538,722	4,889,316	10,501,043

334,552	4,680,074	1,641,251	449,507	1,176,715
43	—	6,991	46,672	—
7,683	58,424	12,804	4,080	9,700
8	35	18	7	5

342,286	4,738,533	1,661,064	500,266	1,186,420

$7,181,237	$56,008,528	$12,877,658	$4,389,050	$9,314,623

$11,226,120	$57,275,867	$15,905,225	$9,220,894	$10,222,288
11,951	70,967	80,629	9,781	(1,609)
(1,516,290)	(304,902)	(1,492,754)	(1,327,858)	(318,210)

(2,541,722)	(1,031,236)	(1,615,428)	(3,514,730)	(588,630)
1,178	(2,168)	(14)	963	784

$7,181,237	$56,008,528	$12,877,658	$4,389,050	$9,314,623

$17.95	$46.67	$28.62	$17.56	$31.05

400,000	1,200,000	450,000	250,000	300,000

$9,612,376	$56,446,838	$14,363,240	$7,859,939	$9,833,636
374,962	4,687,871	1,660,082	449,976	1,178,306

$9,987,338	$61,134,709	$16,023,322	$8,309,915	$11,011,942

$28,382	$119,972	$47,531	$21,183	$31,728

$421,164	$4,581,566	$1,557,337	$423,523	$1,211,164

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2016 (Unaudited)

	SPDR S&P International Telecommunications Sector ETF	SPDR S&P International Utilities Sector ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$30,373,510	$50,694,667
Investments in affiliated issuers, at value (Note 2 and 3)	2,309,778	4,193,502

Total Investments	32,683,288	54,888,169
Foreign currency, at value	80,233	37,575
Dividends receivable — unaffiliated issuers (Note 2)	132,792	76,213
Dividends receivable — affiliated issuers (Note 2)	32	9
Securities lending income receivable — affiliated issuers	2,049	1,164
Receivable for foreign taxes recoverable	24,693	9,686

TOTAL ASSETS	32,923,087	55,012,816

LIABILITIES
Payable upon return of securities loaned	2,308,573	4,184,514
Payable for investments purchased	30,538	—
Advisory fee payable (Note 3)	29,982	28,940
Accrued Trustees’ fees and expenses (Note 4)	46	81

TOTAL LIABILITIES	2,369,139	4,213,535

NET ASSETS	$30,553,948	$50,799,281

NET ASSETS CONSIST OF:
Paid-In Capital (Note 5)	$35,440,035	$59,469,130
Undistributed (distribution in excess of) net investment income (loss)	51,954	30,880
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(3,427,941)	(4,525,370)
Net unrealized appreciation (depreciation) on:
Investments	(1,513,810)	(4,175,566)
Foreign currency transactions	3,710	207

NET ASSETS	$30,553,948	$50,799,281

NET ASSET VALUE PER SHARE
Net asset value per share	$25.46	$16.39

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000	3,100,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$31,887,320	$54,870,233
Investments in affiliated issuers	2,309,778	4,193,502

Total cost of investments	$34,197,098	$59,063,735

Foreign currency, at cost	$78,831	$37,176

* Includes investments in securities on loan, at value	$2,185,938	$3,991,545

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2016 (Unaudited)

	SPDR STOXX Europe 50 ETF	SPDR EURO STOXX 50 ETF	SPDR EURO STOXX Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$3,652,785	$30,847,680	$149,113
Dividend income — affiliated issuers (Notes 2 and 3)	304	1,894	2
Affiliated securities lending income — net (Notes 3 and 10)	55,504	1,029,524	—
Foreign taxes withheld	(247,990)	(3,622,370)	(21,075)

TOTAL INVESTMENT INCOME (LOSS)	3,460,603	28,256,728	128,040

EXPENSES
Advisory fee (Note 3)	333,103	5,532,738	69,772
Trustees’ fees and expenses (Note 4)	2,289	38,514	262
Miscellaneous expenses	—	—	—

TOTAL EXPENSES	335,392	5,571,252	70,034

Expenses waived/reimbursed by the Adviser (Note 3)	—	—	—

NET EXPENSES	335,392	5,571,252	70,034

NET INVESTMENT INCOME (LOSS)	3,125,211	22,685,476	58,006

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers**	(3,494,523)	(62,609,330)	(1,372,188)
Investment transactions — affiliated issuers	—	—	—
Foreign currency transactions	(34,642)	(76,784)	528
Futures contracts	—	—	—

Net realized gain (loss)	(3,529,165)	(62,686,114)	(1,371,660)

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers***	(6,415,500)	(12,654,316)	836,300
Investment transactions — affiliated issuers	—	—	—
Foreign currency transactions	43,352	210,799	760
Futures contracts	—	—	—

Net change in unrealized appreciation/depreciation	(6,372,148)	(12,443,517)	837,060

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,901,313)	(75,129,631)	(534,600)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(6,776,102)	$(52,444,155)	$(476,594)

** Includes foreign capital gain taxes	$—	$—	$—

*** Includes foreign deferred taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF	SPDR S&P International Dividend Currency Hedged ETF	SPDR MSCI International Real Estate Currency Hedged ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Russia ETF	SPDR S&P China ETF

$—	$—	$66,675	$1,242,799	$206,144	$891,656
68,782	68,225	18	1,271	241	1,915
—	—	—	218,319	—	897,646
—	—	(5,596)	(62,857)	(18,118)	(34,289)

68,782	68,225	61,097	1,399,532	188,267	1,756,928

15,441	9,244	9,625	957,933	67,229	2,397,824
69	35	35	5,305	230	8,901
15	8	9	967	52	1,846

15,525	9,287	9,669	964,205	67,511	2,408,571

(13,994)	(8,666)	—	—	—	—

1,531	621	9,669	964,205	67,511	2,408,571

67,251	67,604	51,428	435,327	120,756	(651,643)

—	—	10,210	(9,120,240)	(1,216,065)	(12,831,101)
(157,080)	(10,300)	—	—	—	—
129,834	120,901	55,796	71,744	(203)	(7,719)
(3,805)	—	—	—	—	—

(31,051)	110,601	66,006	(9,048,496)	(1,216,268)	(12,838,820)

—	157,587	204,281	28,951,178	3,104,895	39,513,262
(93,174)	(18,093)	—	—	—	—
(549,102)	(226,955)	(158,986)	20,569	(1,062)	1,430
401	—	—	—	—	—

(641,875)	(87,461)	45,295	28,971,747	3,103,833	39,514,692

(672,926)	23,140	111,301	19,923,251	1,887,565	26,675,872

$(605,675)	$90,744	$162,729	$20,358,578	$2,008,321	$26,024,229

$—	$—	$—	$(63,563)	$—	$—

$—	$—	$—	$(325,257)	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	SPDR MSCI China A Shares IMI ETF (a)	SPDR S&P Emerging Markets ETF	SPDR S&P Emerging Markets Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$847	$1,048,004	$3,828,795
Dividend income — affiliated issuers (Notes 2 and 3)	3	295	860
Affiliated securities lending income — net (Notes 3 and 10)	—	74,575	131,056
Foreign taxes withheld	(85)	(78,473)	(382,005)

TOTAL INVESTMENT INCOME (LOSS)	765	1,044,401	3,578,706

EXPENSES
Advisory fee (Note 3)	6,342	500,266	642,575
Trustees’ fees and expenses (Note 4)	252	1,850	3,221
Miscellaneous expenses	—	426	673

TOTAL EXPENSES	6,594	502,542	646,469

Expenses waived/reimbursed by the Adviser (Note 3)	—	(292)	—

NET EXPENSES	6,594	502,250	646,469

NET INVESTMENT INCOME (LOSS)	(5,829)	542,151	2,932,237

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers**	(21,227)	(8,068,308)	(83,602,449)
Foreign currency transactions	13,433	(66,021)	(181,762)
Futures contracts	—	25,892	—

Net realized gain (loss)	(7,794)	(8,108,437)	(83,784,211)

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers***	(313,428)	17,842,737	95,855,341
Foreign currency transactions	99	25,163	79,569
Futures contracts	—	4,307	—

Net change in unrealized appreciation/depreciation	(313,329)	17,872,207	95,934,910

NET REALIZED AND UNREALIZED GAIN (LOSS)	(321,123)	9,763,770	12,150,699

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(326,952)	$10,305,921	$15,082,936

** Includes foreign capital gain taxes	$—	$(8,096)	$(2,751)

*** Includes foreign deferred taxes	$—	$(72,526)	$(23,338)

(a)	For the period October 28, 2015 (inception date) through March 31, 2016.

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF	SPDR S&P Emerging Europe ETF	SPDR S&P Emerging Latin America ETF	SPDR S&P Emerging Middle East & Africa ETF	SPDR S&P World ex-US ETF	SPDR S&P International Small Cap ETF	SPDR Dow Jones International Real Estate ETF

$280,227	$249,861	$406,808	$580,808	$9,299,385	$6,999,482	$72,212,517
132	146	58	64	1,184	2,103	6,854
9,342	506	15,644	3,808	307,478	1,099,475	403,966
(24,217)	(22,783)	(28,330)	(53,015)	(715,857)	(542,788)	(7,039,618)

265,484	227,730	394,180	531,665	8,892,190	7,558,272	65,583,719

189,408	94,518	61,374	75,719	1,275,497	1,315,650	13,545,917
908	420	281	383	6,740	6,165	43,621
184	93	800	90	—	1,468	10,726

190,500	95,031	62,455	76,192	1,282,237	1,323,283	13,600,264

—	—	—	—	—	—	—

190,500	95,031	62,455	76,192	1,282,237	1,323,283	13,600,264

74,984	132,699	331,725	455,473	7,609,953	6,234,989	51,983,455

(19,776,822)	(5,819,118)	(5,367,530)	(3,736,142)	6,591,786	502,977	76,698,705
(323)	(5,596)	20,149	2,165	(16,662)	(30,999)	(18,222)
—	—	—	—	—	—	—

(19,777,145)	(5,824,714)	(5,347,381)	(3,733,977)	6,575,124	471,978	76,680,483

21,980,207	8,882,452	8,042,669	2,983,308	(1,724,573)	31,954,883	164,727,734
(3)	3,880	6,176	(29,556)	132,409	206,240	406,088
—	—	—	—	—	—	—

21,980,204	8,886,332	8,048,845	2,953,752	(1,592,164)	32,161,123	165,133,822

2,203,059	3,061,618	2,701,464	(780,225)	4,982,960	32,633,101	241,814,305

$2,278,043	$3,194,317	$3,033,189	$(324,752)	$12,592,913	$38,868,090	$293,797,760

$—	$—	$—	$—	$—	$—	$(6,698)

$—	$—	$—	$—	$—	$—	$(502,013)

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	SPDR S&P Global Infrastructure ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P North American Natural Resources ETF (a)
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$1,032,898	$7,629,189	$4,594,253
Dividend income — affiliated issuers (Notes 2 and 3)	159	1,596	882
Affiliated securities lending income — net (Notes 3 and 10)	19,203	232,434	—
Foreign taxes withheld	(47,533)	(349,056)	(227,971)

TOTAL INVESTMENT INCOME (LOSS)	1,004,727	7,514,163	4,367,164

EXPENSES
Advisory fee (Note 3)	125,535	1,061,922	694,043
Trustees’ fees and expenses (Note 4)	751	5,327	2,502
Miscellaneous expenses	127	1,292	890

TOTAL EXPENSES	126,413	1,068,541	697,435

Expenses waived/reimbursed by the Adviser (Note 3)	—	—	—

NET EXPENSES	126,413	1,068,541	697,435

NET INVESTMENT INCOME (LOSS)	878,314	6,445,622	3,669,729

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers**	(1,527,263)	(33,267,405)	31,884,316
Foreign currency transactions	(11,606)	(41,067)	(117,277)

Net realized gain (loss)	(1,538,869)	(33,308,472)	31,767,039

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers***	3,958,408	81,214,479	96,530,051
Investment transactions — affiliated issuers	—	—	—
Foreign currency transactions	7,846	74,909	9,528

Net change in unrealized appreciation/depreciation	3,966,254	81,289,388	96,539,579

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,427,385	47,980,916	128,306,618

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,305,699	$54,426,538	$131,976,347

** Includes foreign capital gain taxes	$—	$—	$—

*** Includes foreign deferred taxes	$—	$—	$—

(a)	For the period December 15, 2015 (inception date) through March 31, 2016.

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF	SPDR MSCI ACWI IMI ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI EM 50 ETF	SPDR MSCI EM Beyond BRIC ETF

$8,754,594	$426,892	$1,003,509	$21,005	$23,406
583	610	1,157	8	5
253,572	9,591	33	580	217
(635,220)	(19,185)	(44,322)	(2,474)	(2,195)

8,373,529	417,908	960,377	19,119	21,433

1,264,435	45,455	126,083	9,556	5,843
6,835	382	720	37	24
1,615	80	185	9	5

1,272,885	45,917	126,988	9,602	5,872

(157,205)	—	(42,874)	—	—

1,115,680	45,917	84,114	9,602	5,872

7,257,849	371,991	876,263	9,517	15,561

(1,926,528)	36,949	(420,906)	(264,502)	(29,598)
(157,864)	(2,845)	(8,436)	(263)	395

(2,084,392)	34,104	(429,342)	(264,765)	(29,203)

10,809,977	1,750,555	4,110,650	492,157	237,616
—	(5,435)	(10,172)	—	—
196,162	5,360	11,261	719	562

11,006,139	1,750,480	4,111,739	492,876	238,178

8,921,747	1,784,584	3,682,397	228,111	208,975

$16,179,596	$2,156,575	$4,558,660	$237,628	$224,536

$(712)	$—	$—	$—	$(276)

$(46,097)	$—	$(2,576)	$—	$(1,679)

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	SPDR MSCI EAFE Quality Mix ETF	SPDR MSCI Emerging Markets Quality Mix ETF	SPDR MSCI World Quality Mix ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$70,231	$826,403	$76,340
Dividend income — affiliated issuers (Notes 2 and 3)	5	348	58
Foreign taxes withheld	(4,915)	(79,231)	(2,504)

TOTAL INVESTMENT INCOME (LOSS)	65,321	747,520	73,894

EXPENSES
Advisory fee (Note 3)	8,030	126,626	8,942
Trustees’ fees and expenses (Note 4)	49	732	55
Miscellaneous expenses	—	536	—

TOTAL EXPENSES	8,079	127,894	8,997

NET INVESTMENT INCOME (LOSS)	57,242	619,626	64,897

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers**	(125,983)	(1,848,554)	2,996
Foreign currency transactions	(1,229)	(79,444)	(860)

Net realized gain (loss)	(127,212)	(1,927,998)	2,136

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers***	285,510	8,240,719	416,397
Investment transactions — affiliated issuers	—	—	(313)
Foreign currency transactions	1,361	27,399	981

Net change in unrealized appreciation/depreciation	286,871	8,268,118	417,065

NET REALIZED AND UNREALIZED GAIN (LOSS)	159,659	6,340,120	419,201

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$216,901	$6,959,746	$484,098

** Includes foreign capital gain taxes	$—	$(309)	$—

*** Includes foreign deferred taxes	$—	$(16,014)	$—

See accompanying notes to financial statements.

SPDR MSCI Australia Quality Mix ETF	SPDR MSCI Canada Quality Mix ETF	SPDR MSCI Germany Quality Mix ETF	SPDR MSCI Japan Quality Mix ETF	SPDR MSCI Mexico Quality Mix ETF	SPDR MSCI South Korea Quality Mix ETF

$181,986	$177,011	$26,835	$90,016	$29,885	$43,297
23	17	1	11	4	2
(3,024)	(26,552)	(3,303)	(9,544)	(109)	(9,525)

178,985	150,476	23,533	80,483	29,780	33,774

12,044	17,250	14,983	15,122	4,500	4,914
62	92	93	113	22	24
—	—	—	27	466	27

12,106	17,342	15,076	15,262	4,988	4,965

166,879	133,134	8,457	65,221	24,792	28,809

(184,761)	(162,323)	(63,777)	45,780	(5,190)	(35,583)
(276)	(318)	(227)	34	14	189

(185,037)	(162,641)	(64,004)	45,814	(5,176)	(35,394)

991,452	1,714,644	530,420	308,557	149,357	230,567
—	—	—	—	—	—
5,694	2,723	1,323	1,082	(53)	761

997,146	1,717,367	531,743	309,639	149,304	231,328

812,109	1,554,726	467,739	355,453	144,128	195,934

$978,988	$1,687,860	$476,196	$420,674	$168,920	$224,743

$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	SPDR MSCI Spain Quality Mix ETF	SPDR MSCI Taiwan Quality Mix ETF	SPDR MSCI United Kingdom Quality Mix ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$40,640	$—	$45,791
Dividend income — affiliated issuers (Notes 2 and 3)	7	27	6
Affiliated securities lending income — net (Notes 3 and 10)	—	—	—
Foreign taxes withheld	(2,958)	(441)	(468)

TOTAL INVESTMENT INCOME (LOSS)	37,689	(414)	45,329

EXPENSES
Advisory fee (Note 3)	3,227	9,975	3,713
Trustees’ fees and expenses (Note 4)	32	49	40
Miscellaneous expenses	—	57	—

TOTAL EXPENSES	3,259	10,081	3,753

NET INVESTMENT INCOME (LOSS)	34,430	(10,495)	41,576

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers**	(24,346)	(122,406)	(24,067)
Foreign currency transactions	(220)	(2,394)	(1,787)

Net realized gain (loss)	(24,566)	(124,800)	(25,854)

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers***	(99,690)	480,603	(29,985)
Foreign currency transactions	57	738	543

Net change in unrealized appreciation/depreciation	(99,633)	481,341	(29,442)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(124,199)	356,541	(55,296)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(89,769)	$346,046	$(13,720)

** Includes foreign capital gain taxes	$—	$—	$—

*** Includes foreign deferred taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF	SPDR Russell/Nomura Small Cap Japan ETF	SPDR S&P Global Dividend ETF	SPDR S&P International Dividend ETF	SPDR S&P International Mid Cap ETF	SPDR S&P Emerging Markets Small Cap ETF	SPDR Dow Jones Global Real Estate ETF	SPDR S&P International Consumer Discretionary Sector ETF

$300,981	$628,585	$1,505,410	$18,896,972	$560,528	$2,239,317	$43,405,715	$133,223
29	51	246	2,035	69	1,149	6,298	29
6,014	51,913	42,145	1,145,457	30,846	484,579	108,380	4,383
(30,090)	(62,796)	(101,712)	(1,260,857)	(38,234)	(182,502)	(1,326,439)	(6,212)

276,934	617,753	1,446,089	18,783,607	553,209	2,542,543	42,193,954	131,423

40,400	120,317	148,655	1,957,326	106,129	1,075,065	5,004,197	26,097
251	565	699	10,241	469	3,700	17,515	138
59	139	165	2,199	—	843	4,285	32

40,710	121,021	149,519	1,969,766	106,598	1,079,608	5,025,997	26,267

236,224	496,732	1,296,570	16,813,841	446,611	1,462,935	37,167,957	105,156

(44,719)	609,759	(5,600,621)	(129,902,452)	121,672	(35,612,443)	2,930,420	(30,954)
(127)	(7,484)	30,900	168,214	6,766	52,822	(1,919)	(2,640)

(44,846)	602,275	(5,569,721)	(129,734,238)	128,438	(35,559,621)	2,928,501	(33,594)

473,433	1,867,453	7,670,360	162,697,412	2,070,570	60,383,502	162,694,807	54,475
5,471	12,146	15,243	203,864	7,194	(1,885)	89,948	1,998

478,904	1,879,599	7,685,603	162,901,276	2,077,764	60,381,617	162,784,755	56,473

434,058	2,481,874	2,115,882	33,167,038	2,206,202	24,821,996	165,713,256	22,879

$670,282	$2,978,606	$3,412,452	$49,980,879	$2,652,813	$26,284,931	$202,881,213	$128,035

$—	$—	$(4,563)	$(7,209)	$—	$(190,137)	$—	$—

$—	$—	$(14,706)	$(33,827)	$—	$(336,632)	$(84,305)	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	SPDR S&P International Consumer Staples Sector ETF	SPDR S&P International Energy Sector ETF	SPDR S&P International Financial Sector ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$301,749	$543,988	$125,519
Dividend income — affiliated issuers (Notes 2 and 3)	41	51	37
Affiliated securities lending income — net (Notes 3 and 10)	4,748	23,813	3,539
Foreign taxes withheld	(18,497)	(45,645)	(6,829)

TOTAL INVESTMENT INCOME (LOSS)	288,041	522,207	122,266

EXPENSES
Advisory fee (Note 3)	72,922	44,948	18,125
Trustees’ fees and expenses (Note 4)	389	212	99
Miscellaneous expenses	147	52	24

TOTAL EXPENSES	73,458	45,212	18,248

NET INVESTMENT INCOME (LOSS)	214,583	476,995	104,018

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers**	4,792,494	(827,229)	(788,393)
Foreign currency transactions	24,961	(13,694)	(108)

Net realized gain (loss)	4,817,455	(840,923)	(788,501)

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(952,659)	2,333,345	72,233
Foreign currency transactions	8,444	3,291	2,752

Net change in unrealized appreciation/depreciation	(944,215)	2,336,636	74,985

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,873,240	1,495,713	(713,516)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,087,823	$1,972,708	$(609,498)

** Includes foreign capital gain taxes	$—	$—	$(938)

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF	SPDR S&P International Industrial Sector ETF	SPDR S&P International Materials Sector ETF	SPDR S&P International Technology Sector ETF

$889,813	$172,929	$43,805	$62,737
145	31	13	19
26,069	7,182	1,632	6,573
(88,920)	(2,568)	(541)	(5,917)

827,107	177,574	44,909	63,412

130,534	31,349	9,338	20,819
668	175	52	99
174	39	11	23

131,376	31,563	9,401	20,941

695,731	146,011	35,508	42,471

3,353,201	(859,441)	(812,538)	82,666
(9,200)	(25)	(481)	(618)

3,344,001	(859,466)	(813,019)	82,048

(5,255,694)	1,491,432	1,039,918	550,039
13,734	1,483	1,467	1,410

(5,241,960)	1,492,915	1,041,385	551,449

(1,897,959)	633,449	228,366	633,497

$(1,202,228)	$779,460	$263,874	$675,968

$—	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	SPDR S&P International Telecommunications Sector ETF	SPDR S&P International Utilities Sector ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$399,786	$382,293
Dividend income — affiliated issuers (Notes 2 and 3)	91	29
Affiliated securities lending income — net (Notes 3 and 10)	12,088	12,425
Foreign taxes withheld	(12,238)	(29,335)

TOTAL INVESTMENT INCOME (LOSS)	399,727	365,412

EXPENSES
Advisory fee (Note 3)	65,636	56,828
Trustees’ fees and expenses (Note 4)	356	307
Miscellaneous expenses	82	61

TOTAL EXPENSES	66,074	57,196

NET INVESTMENT INCOME (LOSS)	333,653	308,216

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	889,311	(321,404)
Foreign currency transactions	(6,936)	(494)

Net realized gain (loss)	882,375	(321,898)

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	1,040,951	1,687,439
Foreign currency transactions	5,424	2,278

Net change in unrealized appreciation/depreciation	1,046,375	1,689,717

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,928,750	1,367,819

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,262,403	$1,676,035

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,125,211	$9,293,166	$22,685,476	$141,143,220
Net realized gain (loss)	(3,529,165)	(5,570,940)	(62,686,114)	101,443,774
Net change in unrealized appreciation/depreciation	(6,372,148)	(36,412,618)	(12,443,517)	(870,332,260)

Net increase (decrease) in net assets resulting from operations	(6,776,102)	(32,690,392)	(52,444,155)	(627,745,266)

Net equalization credits and charges (Note 2)	(115,746)	331,770	(1,877,150)	(1,214,874)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,866,583)	(9,622,930)	(23,027,022)	(143,035,636)
Net realized gains	—	—	—	—

Total distributions to shareholders	(2,866,583)	(9,622,930)	(23,027,022)	(143,035,636)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	61,025,115	48,676,070	1,034,566,636
Cost of shares redeemed	(32,591,500)	(32,815,692)	(855,531,739)	(1,168,853,153)
Net income equalization (Note 2)	115,746	(331,770)	1,877,150	1,214,874

Net increase (decrease) in net assets from beneficial interest transactions	(32,475,754)	27,877,653	(804,978,519)	(133,071,643)

Net increase (decrease) in net assets during the period	(42,234,185)	(14,103,899)	(882,326,846)	(905,067,419)
Net assets at beginning of period	247,625,648	261,729,547	4,044,420,843	4,949,488,262

NET ASSETS AT END OF PERIOD	$205,391,463	$247,625,648	$3,162,093,997	$4,044,420,843

Undistributed (distribution in excess of) net investment income (loss)	$258,628	$—	$(341,546)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	1,700,000	1,450,000	26,750,000
Shares redeemed	(1,050,000)	(950,000)	(26,500,000)	(31,100,000)

Net increase (decrease)	(1,050,000)	750,000	(25,050,000)	(4,350,000)

*	Inception date.

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF		SPDR EURO STOXX 50 Currency Hedged ETF		SPDR S&P International Dividend Currency Hedged ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	For the Period 6/8/15* - 9/30/15	Six Months Ended 3/31/16 (Unaudited)	For the Period 9/14/15* - 9/30/15

$58,006	$186,164	$67,251	$93,184	$67,604	$52,903
(1,371,660)	(1,015,031)	(31,051)	(15,454)	110,601	—
837,060	(184,884)	(641,875)	(714,946)	(87,461)	(108,068)

(476,594)	(1,013,751)	(605,675)	(637,216)	90,744	(55,165)

801	63,393	2,076	32,788	—	—

(24,000)	(256,115)	(123,661)	(125,977)	(67,647)	(52,907)
—	—	(105,717)	—	(48,552)	—

(24,000)	(256,115)	(229,378)	(125,977)	(116,199)	(52,907)

22,141,955	7,847,122	7,056,948	7,569,987	—	4,000,000
(2,268,250)	(2,467,346)	(1,730,247)	—	—	—
(801)	(63,393)	(2,076)	(32,788)	—	—

19,872,904	5,316,383	5,324,625	7,537,199	—	4,000,000

19,373,111	4,109,910	4,491,648	6,806,794	(25,455)	3,891,928
11,707,519	7,597,609	6,806,794	—	3,891,928	—

$31,080,630	$11,707,519	$11,298,442	$6,806,794	$3,866,473	$3,891,928

$11,765	$(22,241)	$(92,171)	$(35,761)	$(47)	$(4)

450,000	150,000	200,000	200,000	—	100,000
(50,000)	(50,000)	(50,000)	—	—	—

400,000	100,000	150,000	200,000	—	100,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI International Real Estate Currency Hedged ETF		SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/16 (Unaudited)	For the Period 9/14/15* - 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,428	$2,816	$435,327	$15,877,019
Net realized gain (loss)	66,006	—	(9,048,496)	(18,067,105)
Net change in unrealized appreciation/depreciation	45,295	49,504	28,971,747	(104,631,856)

Net increase (decrease) in net assets resulting from operations	162,729	52,320	20,358,578	(106,821,942)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(126,426)	—	(13,852,374)	(10,643,553)
Net realized gains	(30,205)	—	—	—

Total distributions to shareholders	(156,631)	—	(13,852,374)	(10,643,553)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	4,000,000	—	227,969,415
Cost of shares redeemed	—	—	(100,657,060)	(369,551,101)
Other capital (Note 4)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	—	4,000,000	(100,657,060)	(141,581,686)

Net increase (decrease) in net assets during the period	6,098	4,052,320	(94,150,856)	(259,047,181)
Net assets at beginning of period	4,052,320	—	428,447,223	687,494,404

NET ASSETS AT END OF PERIOD	$4,058,418	$4,052,320	$334,296,367	$428,447,223

Undistributed (distribution in excess of) net investment income (loss)	$(72,182)	$2,816	$(1,066,133)	$12,350,914

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	—	2,500,000
Shares redeemed	—	—	(1,400,000)	(4,800,000)

Net increase (decrease)	—	100,000	(1,400,000)	(2,300,000)

*	Inception date.

See accompanying notes to financial statements.

SPDR S&P Russia ETF		SPDR S&P China ETF		SPDR MSCI China A Shares IMI ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	For the Period 10/28/15* - 3/31/16 (Unaudited)

$120,756	$884,227	$(651,643)	$25,477,639	$(5,829)
(1,216,268)	(1,357,635)	(12,838,820)	4,303,102	(7,794)
3,103,833	(6,375,794)	39,514,692	(127,872,714)	(313,329)

2,008,321	(6,849,202)	26,024,229	(98,091,973)	(326,952)

(1,022,987)	(854,073)	(17,951,019)	(17,843,531)	(11,239)
—	—	—	—	—

(1,022,987)	(854,073)	(17,951,019)	(17,843,531)	(11,239)

733,368	16,037,529	—	202,232,959	2,500,000
(2,113,564)	(8,367,902)	(91,274,128)	(216,315,583)	—
—	—	2,167	321,712	6,250

(1,380,196)	7,669,627	(91,271,961)	(13,760,912)	2,506,250

(394,862)	(33,648)	(83,198,751)	(129,696,416)	2,168,059
23,101,350	23,134,998	817,908,185	947,604,601	—

$22,706,488	$23,101,350	$734,709,434	$817,908,185	$2,168,059

$(183,843)	$718,388	$(1,313,384)	$17,289,278	$(17,068)

50,000	1,000,000	—	2,300,000	100,000
(150,000)	(500,000)	(1,400,000)	(2,800,000)	—

(100,000)	500,000	(1,400,000)	(500,000)	100,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$542,151	$4,538,008	$2,932,237	$18,239,624
Net realized gain (loss)	(8,108,437)	(6,889,127)	(83,784,211)	(89,440,799)
Net change in unrealized appreciation/depreciation	17,872,207	(46,470,601)	95,934,910	(60,152,326)

Net increase (decrease) in net assets resulting from operations	10,305,921	(48,821,720)	15,082,936	(131,353,501)

Net equalization credits and charges (Note 2)	—	—	(85,514)	(349,335)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,605,231)	(4,507,319)	(2,257,048)	(16,798,542)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	15,659,613	45,399,268	25,556,171	22,707,186
Cost of shares redeemed	(41,852,481)	(88,647,909)	(73,579,609)	(67,694,997)
Net income equalization (Note 2)	—	—	85,514	349,335
Other capital (Note 4)	—	—	119,750	85,601

Net increase (decrease) in net assets from beneficial interest transactions	(26,192,868)	(43,248,641)	(47,818,174)	(44,552,875)

Net increase (decrease) in net assets during the period	(18,492,178)	(96,577,680)	(35,077,800)	(193,054,253)
Net assets at beginning of period	188,706,881	285,284,561	298,162,743	491,216,996

NET ASSETS AT END OF PERIOD	$170,214,703	$188,706,881	$263,084,943	$298,162,743

Undistributed (distribution in excess of) net investment income (loss)	$(115,632)	$1,947,448	$(34,058)	$(709,247)

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	700,000	1,000,000	650,000
Shares redeemed	(800,000)	(1,400,000)	(3,100,000)	(2,150,000)

Net increase (decrease)	(500,000)	(700,000)	(2,100,000)	(1,500,000)

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF		SPDR S&P Emerging Europe ETF		SPDR S&P Emerging Latin America ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15

$74,984	$2,507,718	$132,699	$1,483,067	$331,725	$809,876
(19,777,145)	(14,606,666)	(5,824,714)	(5,580,264)	(5,347,381)	(4,222,511)
21,980,204	(7,904,225)	8,886,332	(14,145,077)	8,048,845	(13,581,843)

2,278,043	(20,003,173)	3,194,317	(18,242,274)	3,033,189	(16,994,478)

—	—	—	—	—	—

(1,747,700)	(3,046,052)	(890,574)	(1,961,721)	(319,820)	(877,726)

—	—	—	3,096,917	—	—
(9,096,621)	(51,108,703)	(4,484,561)	(8,749,045)	(3,571,488)	(5,623,087)
—	—	—	—	—	—
—	—	—	—	—	—

(9,096,621)	(51,108,703)	(4,484,561)	(5,652,128)	(3,571,488)	(5,623,087)

(8,566,278)	(74,157,928)	(2,180,818)	(25,856,123)	(858,119)	(23,495,291)
81,504,530	155,662,458	41,009,056	66,865,179	25,713,181	49,208,472

$72,938,252	$81,504,530	$38,828,238	$41,009,056	$24,855,062	$25,713,181

$(61,642)	$1,611,074	$(89,903)	$667,972	$105,093	$93,188

—	—	—	100,000	—	—
(500,000)	(2,300,000)	(200,000)	(300,000)	(100,000)	(100,000)

(500,000)	(2,300,000)	(200,000)	(200,000)	(100,000)	(100,000)

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Middle East & Africa ETF		SPDR S&P World ex-US ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$455,473	$1,261,754	$7,609,953	$18,959,229
Net realized gain (loss)	(3,733,977)	(704,635)	6,575,124	29,267,901
Net change in unrealized appreciation/depreciation	2,953,752	(8,390,305)	(1,592,164)	(126,063,850)

Net increase (decrease) in net assets resulting from operations	(324,752)	(7,833,186)	12,592,913	(77,836,720)

Net equalization credits and charges (Note 2)	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(706,902)	(1,502,559)	(9,454,654)	(20,112,214)
Net realized gains	—	—	(1,091,428)	—

Total distributions to shareholders	(706,902)	(1,502,559)	(10,546,082)	(20,112,214)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	68,130,073	128,435,729
Cost of shares redeemed	(11,009,480)	(13,728,647)	(57,459,568)	(141,016,522)
Net income equalization (Note 2)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(11,009,480)	(13,728,647)	10,670,505	(12,580,793)

Net increase (decrease) in net assets during the period	(12,041,134)	(23,064,392)	12,717,336	(110,529,727)
Net assets at beginning of period	40,076,470	63,140,862	714,913,700	825,443,427

NET ASSETS AT END OF PERIOD	$28,035,336	$40,076,470	$727,631,036	$714,913,700

Undistributed (distribution in excess of) net investment income (loss)	$(23,531)	$227,898	$3,173,196	$5,017,897

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	2,600,000	4,600,000
Shares redeemed	(200,000)	(200,000)	(2,400,000)	(5,200,000)

Net increase (decrease)	(200,000)	(200,000)	200,000	(600,000)

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF		SPDR Dow Jones International Real Estate ETF		SPDR S&P Global Infrastructure ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15

$6,234,989	$13,741,805	$51,983,455	$120,772,818	$878,314	$3,159,721
471,978	12,612,434	76,680,483	(10,081,904)	(1,538,869)	1,136,184
32,161,123	(66,355,693)	165,133,822	(255,552,359)	3,966,254	(12,097,861)

38,868,090	(40,001,454)	293,797,760	(144,861,445)	3,305,699	(7,801,956)

—	—	7,197,825	(1,772,371)	—	—

(13,026,525)	(11,413,132)	(46,550,209)	(147,970,731)	(1,372,085)	(3,020,616)
(3,694,135)	(71,368,674)	—	—	—	—

(16,720,660)	(82,781,806)	(46,550,209)	(147,970,731)	(1,372,085)	(3,020,616)

34,164,778	69,799,060	48,250,187	360,344,231	17,222,847	9,393,423
(50,004,867)	(89,178,369)	(387,989,720)	(217,510,015)	(12,443,846)	(54,604,454)
—	—	(7,197,825)	1,772,371	—	—

(15,840,089)	(19,379,309)	(346,937,358)	144,606,587	4,779,001	(45,211,031)

6,307,341	(142,162,569)	(92,491,982)	(149,997,960)	6,712,615	(56,033,603)
650,556,308	792,718,877	4,753,058,318	4,903,056,278	56,299,460	112,333,063

$656,863,649	$650,556,308	$4,660,566,336	$4,753,058,318	$63,012,075	$56,299,460

$(612,466)	$6,179,070	$(94,623,772)	$(100,057,018)	$303,156	$796,927

1,200,000	2,400,000	1,300,000	8,400,000	400,000	200,000
(1,900,000)	(3,000,000)	(10,100,000)	(5,300,000)	(300,000)	(1,200,000)

(700,000)	(600,000)	(8,800,000)	3,100,000	100,000	(1,000,000)

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Global Natural Resources ETF		SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	For the Period 12/15/15* - 3/31/16 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,445,622	$22,923,954	$3,669,729
Net realized gain (loss)	(33,308,472)	(34,127,674)	31,767,039
Net change in unrealized appreciation/depreciation	81,289,388	(214,631,429)	96,539,579

Net increase (decrease) in net assets resulting from operations	54,426,538	(225,835,149)	131,976,347

Net equalization credits and charges (Note 2)	—	—	(352,921)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,723,708)	(20,271,634)	(82,704)
Net realized gains	—	—	—

Total distributions to shareholders	(9,723,708)	(20,271,634)	(82,704)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	74,552,348	291,970,504	703,688,679
Cost of shares redeemed	(85,548,368)	(71,659,157)	(94,728,064)
Net income equalization (Note 2)	—	—	352,921

Net increase (decrease) in net assets from beneficial interest transactions	(10,996,020)	220,311,347	609,313,536

Net increase (decrease) in net assets during the period	33,706,810	(25,795,436)	740,854,258
Net assets at beginning of period	569,821,530	595,616,966	—

NET ASSETS AT END OF PERIOD	$603,528,340	$569,821,530	$740,854,258

Undistributed (distribution in excess of) net investment income (loss)	$2,747,462	$6,025,548	$3,587,025

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,250,000	6,900,000	28,650,000
Shares redeemed	(2,500,000)	(1,650,000)	(3,250,000)

Net increase (decrease)	(250,000)	5,250,000	25,400,000

*	Inception date.

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF		SPDR MSCI ACWI IMI ETF		SPDR MSCI ACWI Low Carbon Target ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	For the Period 11/25/14* - 9/30/15

$7,257,849	$19,948,305	$371,991	$1,319,686	$876,263	$1,756,796
(2,084,392)	9,668,053	34,104	3,871,217	(429,342)	46,428
11,006,139	(137,426,033)	1,750,480	(5,211,830)	4,111,739	(7,424,331)

16,179,596	(107,809,675)	2,156,575	(20,927)	4,558,660	(5,621,107)

—	—	—	—	25,820	31,015

(10,228,525)	(17,494,392)	(632,915)	(1,135,208)	(908,432)	(1,204,764)
—	—	—	(2,549)	(59,509)	—

(10,228,525)	(17,494,392)	(632,915)	(1,137,757)	(967,941)	(1,204,764)

86,261,003	379,688,741	6,101,814	19,021,285	6,822,239	88,300,106
(79,555,377)	(114,567,151)	—	(40,110,719)	—	—
—	—	—	—	(25,820)	(31,015)

6,705,626	265,121,590	6,101,814	(21,089,434)	6,796,419	88,269,091

12,656,697	139,817,523	7,625,474	(22,248,118)	10,412,958	81,474,235
715,311,358	575,493,835	35,185,546	57,433,664	81,474,235	—

$727,968,055	$715,311,358	$42,811,020	$35,185,546	$91,887,193	$81,474,235

$3,642,980	$6,613,656	$230,065	$490,989	$506,506	$538,675

2,800,000	10,800,000	100,000	300,000	100,000	1,200,000
(2,800,000)	(3,600,000)	—	(600,000)	—	—

—	7,200,000	100,000	(300,000)	100,000	1,200,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI EM 50 ETF		SPDR MSCI EM Beyond BRIC ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,517	$78,906	$15,561	$52,935
Net realized gain (loss)	(264,765)	(120,930)	(29,203)	(6,762)
Net change in unrealized appreciation/depreciation	492,876	(868,511)	238,178	(714,834)

Net increase (decrease) in net assets resulting from operations	237,628	(910,535)	224,536	(668,661)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(78,765)	(58,446)	(25,623)	(62,060)
Net realized gains	—	—	—	—

Total distributions to shareholders	(78,765)	(58,446)	(25,623)	(62,060)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	2,378,021	—	—
Cost of shares redeemed	—	—	—	—
Other capital (Note 4)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	—	2,378,021	—	—

Net increase (decrease) in net assets during the period	158,863	1,409,040	198,913	(730,721)
Net assets at beginning of period	3,813,794	2,404,754	2,376,152	3,106,873

NET ASSETS AT END OF PERIOD	$3,972,657	$3,813,794	$2,575,065	$2,376,152

Undistributed (distribution in excess of) net investment income (loss)	$(3,406)	$65,842	$8,878	$18,940

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	50,000	—	—
Shares redeemed	—	—	—	—

Net increase (decrease)	—	50,000	—	—

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF		SPDR MSCI Emerging Markets Quality Mix ETF		SPDR MSCI World Quality Mix ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15

$57,242	$160,465	$619,626	$1,425,459	$64,897	$134,605
(127,212)	(32,900)	(1,927,998)	(740,886)	2,136	68,672

286,871	(423,334)	8,268,118	(12,156,416)	417,065	(271,818)

216,901	(295,769)	6,959,746	(11,471,843)	484,098	(68,541)

(57,488)	(163,771)	(951,981)	(678,425)	(63,000)	(130,140)
—	(125)	—	(361)	(70,354)	(251)

(57,488)	(163,896)	(951,981)	(678,786)	(133,354)	(130,391)

—	—	28,213,494	77,383,767	—	—
—	—	(3,719,595)	—	—	—
—	—	38,383	179,360	—	—

—	—	24,532,282	77,563,127	—	—

159,413	(459,665)	30,540,047	65,412,498	350,744	(198,932)
5,268,265	5,727,930	71,371,126	5,958,628	5,795,672	5,994,604

$5,427,678	$5,268,265	$101,911,173	$71,371,126	$6,146,416	$5,795,672

$39,068	$39,314	$377,948	$710,303	$37,535	$35,638

—	—	625,000	1,400,000	—	—
—	—	(75,000)	—	—	—

—	—	550,000	1,400,000	—	—

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI Australia Quality Mix ETF		SPDR MSCI Canada Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$166,879	$279,723	$133,134	$79,276
Net realized gain (loss)	(185,037)	(330,890)	(162,641)	(55,691)
Net change in unrealized appreciation/depreciation	997,146	(854,508)	1,717,367	(1,010,116)

Net increase (decrease) in net assets resulting from operations	978,988	(905,675)	1,687,860	(986,531)

Net equalization credits and charges (Note 2)	50,189	17,046	27,146	26,740

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(243,685)	(283,692)	(148,669)	(80,540)
Net realized gains	—	(205)	—	—

Total distributions to shareholders	(243,685)	(283,897)	(148,669)	(80,540)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,246,034	7,475,175	4,298,800	7,395,073
Cost of shares redeemed	—	(5,500,799)	—	—
Net income equalization (Note 2)	(50,189)	(17,046)	(27,146)	(26,740)

Net increase (decrease) in net assets from beneficial interest transactions	2,195,845	1,957,330	4,271,654	7,368,333

Net increase (decrease) in net assets during the period	2,981,337	784,804	5,837,991	6,328,002
Net assets at beginning of period	6,374,684	5,589,880	9,319,099	2,991,097

NET ASSETS AT END OF PERIOD	$9,356,021	$6,374,684	$15,157,090	$9,319,099

Undistributed (distribution in excess of) net investment income (loss)	$93,090	$169,896	$20,837	$36,372

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	150,000	100,000	150,000
Shares redeemed	—	(100,000)	—	—

Net increase (decrease)	50,000	50,000	100,000	150,000

See accompanying notes to financial statements.

SPDR MSCI Germany Quality Mix ETF		SPDR MSCI Japan Quality Mix ETF		SPDR MSCI Mexico Quality Mix ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15

$8,457	$188,934	$65,221	$128,601	$24,792	$38,601
(64,004)	(500,563)	45,814	2,352	(5,176)	(16,915)
531,743	(882,061)	309,639	(856,762)	149,304	(618,365)

476,196	(1,193,690)	420,674	(725,809)	168,920	(596,679)

—	27,707	48,180	35,562	—	—

—	(226,792)	(99,830)	(118,700)	(22,808)	(25,314)
—	—	(2,172)	(610)	—	—

—	(226,792)	(102,002)	(119,310)	(22,808)	(25,314)

—	8,374,401	6,355,948	6,750,850	—	—
—	(2,623,729)	(6,070,906)	—	—	—
—	(27,707)	(48,180)	(35,562)	—	—

—	5,722,965	236,862	6,715,288	—	—

476,196	4,330,190	603,714	5,905,731	146,112	(621,993)
9,688,066	5,357,876	11,951,474	6,045,743	2,260,899	2,882,892

$10,164,262	$9,688,066	$12,555,188	$11,951,474	$2,407,011	$2,260,899

$8,457	$—	$16,669	$51,278	$13,709	$11,725

—	150,000	100,000	100,000	—	—
—	(50,000)	(100,000)	—	—	—

—	100,000	—	100,000	—	—

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI South Korea Quality Mix ETF		SPDR MSCI Spain Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,809	$22,409	$34,430	$181,067
Net realized gain (loss)	(35,394)	(28,954)	(24,566)	(1,015,112)
Net change in unrealized appreciation/depreciation	231,328	(440,622)	(99,633)	32,814

Net increase (decrease) in net assets resulting from operations	224,743	(447,167)	(89,769)	(801,231)

Net equalization credits and charges (Note 2)	—	—	—	(19,841)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(37,871)	(57,914)	(231,204)
Net realized gains	—	—	—	—

Total distributions to shareholders	—	(37,871)	(57,914)	(231,204)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	—	—
Cost of shares redeemed	—	—	—	(5,004,858)
Net income equalization (Note 2)	—	—	—	19,841

Net increase (decrease) in net assets from beneficial interest transactions	—	—	—	(4,985,017)

Net increase (decrease) in net assets during the period	224,743	(485,038)	(147,683)	(6,037,293)
Net assets at beginning of period	2,369,328	2,854,366	2,220,344	8,257,637

NET ASSETS AT END OF PERIOD	$2,594,071	$2,369,328	$2,072,661	$2,220,344

Undistributed (distribution in excess of) net investment income (loss)	$28,809	$—	$12,200	$35,684

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	—	—
Shares redeemed	—	—	—	(100,000)

Net increase (decrease)	—	—	—	(100,000)

See accompanying notes to financial statements.

SPDR MSCI Taiwan Quality Mix ETF		SPDR MSCI United Kingdom Quality Mix ETF		SPDR Russell/Nomura PRIME Japan ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15

$(10,495)	$156,714	$41,576	$241,342	$236,224	$305,276
(124,800)	870	(25,854)	(169,958)	(44,846)	(780,950)

481,341	(887,509)	(29,442)	(130,103)	478,904	(1,047,267)

346,046	(729,925)	(13,720)	(58,719)	670,282	(1,522,941)

—	—	—	37,608	—	—

(147,649)	(8,912)	(44,378)	(310,927)	(294,840)	(818,770)
(10,449)	—	—	—	—	—

(158,098)	(8,912)	(44,378)	(310,927)	(294,840)	(818,770)

—	—	—	8,180,101	—	9,767,212
—	—	—	(11,011,633)	—	(8,613,583)
—	—	—	(37,608)	—	—

—	—	—	(2,869,140)	—	1,153,629

187,948	(738,837)	(58,098)	(3,201,178)	375,442	(1,188,082)
5,044,488	5,783,325	2,506,879	5,708,057	25,933,587	27,121,669

$5,232,436	$5,044,488	$2,448,781	$2,506,879	$26,309,029	$25,933,587

$(11,009)	$147,135	$(2,802)	$—	$122,095	$180,711

—	—	—	150,000	—	200,000
—	—	—	(200,000)	—	(200,000)

—	—	—	(50,000)	—	—

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell/Nomura Small Cap Japan ETF		SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$496,732	$761,174	$1,296,570	$2,283,154
Net realized gain (loss)	602,275	138,457	(5,569,721)	452,553
Net change in unrealized appreciation/depreciation	1,879,599	(147,937)	7,685,603	(8,852,762)

Net increase (decrease) in net assets resulting from operations	2,978,606	751,694	3,412,452	(6,117,055)

Net equalization credits and charges (Note 2)	—	—	(64,012)	331,223

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(495,032)	(590,950)	(1,017,775)	(2,598,923)
Net realized gains	—	—	(388,876)	(301,724)

Total distributions to shareholders	(495,032)	(590,950)	(1,406,651)	2,900,647

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	6,083,168	53,067,531
Cost of shares redeemed	(7,412,342)	(11,983,785)	(20,303,786)	—
Net income equalization (Note 2)	—	—	64,012	(331,223)
Other capital (Note 4)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(7,412,342)	(11,983,785)	(14,156,606)	52,736,308

Net increase (decrease) in net assets during the period	(4,928,768)	(11,823,041)	(12,214,817)	44,049,829
Net assets at beginning of period	60,927,595	72,750,636	73,249,500	29,199,671

NET ASSETS AT END OF PERIOD	$55,998,827	$60,927,595	$61,034,683	$73,249,500

Undistributed (distribution in excess of) net investment income (loss)	$(101,236)	$(102,936)	$276,087	$(2,708)

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	100,000	800,000
Shares redeemed	(150,000)	(250,000)	(350,000)	—

Net increase (decrease)	(150,000)	(250,000)	(250,000)	800,000

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF		SPDR S&P International Mid Cap ETF		SPDR S&P Emerging Markets Small Cap ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15

$16,813,841	$65,199,635	$446,611	$1,019,431	$1,462,935	$10,634,927
(129,734,238)	(236,342,312)	128,438	(1,256,796)	(35,559,621)	(25,473,377)

162,901,276	(163,003,286)	2,077,764	(3,139,708)	60,381,617	(93,883,069)

49,980,879	(334,145,963)	2,652,813	(3,377,073)	26,284,931	(108,721,519)

(70,589)	(191,392)	—	—	—	—

(15,290,284)	(65,787,191)	(515,249)	(1,317,272)	(7,774,694)	(12,541,035)
—	—	—	(4,175,861)	—	—

(15,290,284)	(65,787,191)	(515,249)	(5,493,133)	(7,774,694)	(12,541,035)

—	162,361,436	—	24,147,721	7,170,407	9,545,721
(146,935,649)	(238,126,598)	—	(39,478,986)	(86,755,060)	(85,060,588)
70,589	191,392	—	—	—	—
—	—	—	—	254,103	375,932

(146,865,060)	(75,573,770)	—	(15,331,265)	(79,330,550)	(75,138,935)

(112,245,054)	(475,698,316)	2,137,564	(24,201,471)	(60,820,313)	(196,401,489)
974,415,619	1,450,113,935	46,244,691	70,446,162	373,680,697	570,082,186

$862,170,565	$974,415,619	$48,382,255	$46,244,691	$312,860,384	$373,680,697

$8,136,744	$6,613,187	$290,439	$359,077	$197,974	$6,509,733

—	3,600,000	—	800,000	200,000	200,000
(4,200,000)	(6,200,000)	—	(1,350,000)	(2,300,000)	(1,900,000)

(4,200,000)	(2,600,000)	—	(550,000)	(2,100,000)	(1,700,000)

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Dow Jones Global Real Estate ETF		SPDR S&P International Consumer Discretionary Sector ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,167,957	$46,099,392	$105,156	$333,882
Net realized gain (loss)	2,928,501	18,981,711	(33,594)	1,182,319
Net change in unrealized appreciation/depreciation	162,784,755	(21,221,390)	56,473	(1,853,450)

Net increase (decrease) in net assets resulting from operations	202,881,213	43,859,713	128,035	(337,249)

Net equalization credits and charges (Note 2)	223,030	652,292	783	(1,165)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(34,751,500)	(54,138,494)	(104,018)	(334,910)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	138,417,151	521,262,317	—	4,080,127
Cost of shares redeemed	(13,549,648)	(84,921,637)	(3,493,956)	(7,510,591)
Net income equalization (Note 2)	(223,030)	(652,292)	(783)	1,165

Net increase (decrease) in net assets from beneficial interest transactions	124,644,473	435,688,388	(3,494,739)	(3,429,299)

Net increase (decrease) in net assets during the period	292,997,216	426,061,899	(3,469,939)	(4,102,623)
Net assets at beginning of period	1,899,193,728	1,473,131,829	14,301,952	18,404,575

NET ASSETS AT END OF PERIOD	$2,192,190,944	$1,899,193,728	$10,832,013	$14,301,952

Undistributed (distribution in excess of) net investment income (loss)	$(11,945,891)	$(14,362,348)	$67,103	$65,965

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,000,000	10,600,000	—	100,000
Shares redeemed	(300,000)	(1,800,000)	(100,000)	(200,000)

Net increase (decrease)	2,700,000	8,800,000	(100,000)	(100,000)

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF		SPDR S&P International Energy Sector ETF		SPDR S&P International Financial Sector ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15

$214,583	$998,516	$476,995	$883,304	$104,018	$351,313
4,817,455	1,808,939	(840,923)	(809,130)	(788,501)	(132,036)
(944,215)	(3,188,766)	2,336,636	(9,541,578)	74,985	(1,692,402)

4,087,823	(381,311)	1,972,708	(9,467,404)	(609,498)	(1,473,125)

(10,707)	34,294	(24,624)	38,353	46,966	11,454

(200,554)	(1,034,295)	(468,701)	(880,204)	(262,556)	(355,265)

4,138,333	33,260,747	3,643,406	16,572,201	1,003,625	5,587,093
(39,057,431)	(9,567,653)	(4,890,457)	(2,329,192)	(3,530,145)	(4,102,395)
10,707	(34,294)	24,624	(38,353)	(46,966)	(11,454)

(34,908,391)	23,658,800	(1,222,427)	14,204,656	(2,573,486)	1,473,244

(31,031,829)	22,277,488	256,956	3,895,401	(3,398,574)	(343,692)
65,130,263	42,852,775	23,207,421	19,312,020	10,579,811	10,923,503

$34,098,434	$65,130,263	$23,464,377	$23,207,421	$7,181,237	$10,579,811

$(5,713)	$(19,742)	$1,840	$(6,454)	$11,951	$170,489

100,000	800,000	250,000	850,000	50,000	250,000
(950,000)	(250,000)	(300,000)	(100,000)	(200,000)	(200,000)

(850,000)	550,000	(50,000)	750,000	(150,000)	50,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Health Care Sector ETF		SPDR S&P International Industrial Sector ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$695,731	$1,135,234	$146,011	$388,212
Net realized gain (loss)	3,344,001	6,286,851	(859,466)	256,805
Net change in unrealized appreciation/depreciation	(5,241,960)	(8,396,279)	1,492,915	(3,061,091)

Net increase (decrease) in net assets resulting from operations	(1,202,228)	(974,194)	779,460	(2,416,074)

Net equalization credits and charges (Note 2)	(9,346)	31,728	18,410	14,332

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(622,850)	(1,138,903)	(159,784)	(390,429)
Net realized gains	(111,868)	(6,327)	—	—

Total distributions to shareholders	(734,718)	(1,145,230)	(159,784)	(390,429)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	32,275,374	1,421,603	3,101,822
Cost of shares redeemed	(16,955,435)	(21,379,712)	(6,485,215)	(7,297,580)
Net income equalization (Note 2)	9,346	(31,728)	(18,410)	(14,332)

Net increase (decrease) in net assets from beneficial interest transactions	(16,946,089)	10,863,934	(5,082,022)	(4,210,090)

Net increase (decrease) in net assets during the period	(18,892,381)	8,776,238	(4,443,936)	(7,002,261)
Net assets at beginning of period	74,900,909	66,124,671	17,321,594	24,323,855

NET ASSETS AT END OF PERIOD	$56,008,528	$74,900,909	$12,877,658	$17,321,594

Undistributed (distribution in excess of) net investment income (loss)	$70,967	$(1,914)	$80,629	$94,402

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	650,000	50,000	100,000
Shares redeemed	(350,000)	(450,000)	(250,000)	(250,000)

Net increase (decrease)	(350,000)	200,000	(200,000)	(150,000)

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF		SPDR S&P International Technology Sector ETF		SPDR S&P International Telecommunications Sector ETF
Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15

$35,508	$186,001	$42,471	$130,987	$333,653	$1,298,258
(813,019)	(516,745)	82,048	423,117	882,375	689,145
1,041,385	(1,156,361)	551,449	(1,248,253)	1,046,375	(2,599,450)

263,874	(1,487,105)	675,968	(694,149)	2,262,403	(612,047)

56	717	5,802	(1,504)	(15,212)	(15,221)

(31,890)	(185,820)	(94,953)	(103,108)	(440,391)	(1,274,493)
—	—	—	—	—	—

(31,890)	(185,820)	(94,953)	(103,108)	(440,391)	(1,274,493)

—	—	—	—	—	3,867,631
(782,540)	(990,508)	(1,472,884)	(1,587,742)	(7,567,971)	(9,245,790)
(56)	(717)	(5,802)	1,504	15,212	15,221

(782,596)	(991,225)	(1,478,686)	(1,586,238)	(7,552,759)	(5,362,938)

(550,556)	(2,663,443)	(891,869)	(2,384,999)	(5,745,959)	(7,264,699)
4,939,606	7,603,039	10,206,492	12,591,491	36,299,907	43,564,606

$4,389,050	$4,939,606	$9,314,623	$10,206,492	$30,553,948	$36,299,907

$9,781	$6,163	$(1,609)	$50,873	$51,954	$158,692

—	—	—	—	—	150,000
(50,000)	(50,000)	(50,000)	(50,000)	(300,000)	(350,000)

(50,000)	(50,000)	(50,000)	(50,000)	(300,000)	(200,000)

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Utilities Sector ETF
	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$308,216	$1,414,897
Net realized gain (loss)	(321,898)	3,022,287
Net change in unrealized appreciation/depreciation	1,689,717	(10,153,837)

Net increase (decrease) in net assets resulting from operations	1,676,035	(5,716,653)

Net equalization credits and charges (Note 2)	37,855	(13,083)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(308,716)	(1,460,201)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	23,905,168	2,732,569
Cost of shares redeemed	(1,587,430)	(38,028,330)
Net income equalization (Note 2)	(37,855)	13,083

Net increase (decrease) in net assets from beneficial interest transactions	22,279,883	(35,282,678)

Net increase (decrease) in net assets during the period	23,685,057	(42,472,615)
Net assets at beginning of period	27,114,224	69,586,839

NET ASSETS AT END OF PERIOD	$50,799,281	$27,114,224

Undistributed (distribution in excess of) net investment income (loss)	$30,880	$31,380

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,500,000	150,000
Shares redeemed	(100,000)	(2,150,000)

Net increase (decrease)	1,400,000	(2,000,000)

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14		Year Ended 9/30/13		Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$31.54		$36.86	$36.47		$31.50		$28.26	$33.39

Income (loss) from investment operations:
Net investment income (loss) (a)	0.43		1.23	2.03	(b)	1.19		1.25	1.23
Net realized and unrealized gain (loss) (c)	(1.34)		(5.37)	0.22		4.84		3.21	(4.73)

Total from investment operations	(0.91)		(4.14)	2.25		6.03		4.46	(3.50)

Net equalization credits and charges (a)	(0.02)		0.04	0.11		0.13		0.04	(0.03)

Distributions to shareholders from:
Net investment income	(0.41)		(1.22)	(1.97)		(1.19)		(1.26)	(1.60)

Net asset value, end of period	$30.20		$31.54	$36.86		$36.47		$31.50	$28.26

Total return (d)	(2.98)%		(11.36)%	6.33	%(b)	19.94	%(e)	16.25%	(11.37)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$205,391		$247,626	$261,730		$109,419		$37,809	$29,684
Ratios to average net assets:
Total expenses	0.29	%(f)	0.29%	0.29%		0.29%		0.29%	0.30%
Net investment income (loss)	2.72	%(f)	3.50%	5.28	%(b)	3.47%		4.12%	3.55%
Portfolio turnover rate (g)	3%		9%	9%		12%		6%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.76 per share and 1.96% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 4.56%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 19.93%.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$33.77		$39.88	$38.33	$30.96		$28.72	$36.90

Income (loss) from investment operations:
Net investment income (loss) (a)	0.20		1.20	1.32	1.19		1.42	1.63
Net realized and unrealized gain (loss) (b)	(0.35)		(6.11)	1.46	7.19		1.77	(8.23)

Total from investment operations	(0.15)		(4.91)	2.78	8.38		3.19	(6.60)

Net equalization credits and charges (a)	(0.02)		(0.01)	0.06	0.13		0.35	(0.00	)(c)

Distributions to shareholders from:
Net investment income	(0.21)		(1.19)	(1.29)	(1.14)		(1.30)	(1.58)

Net asset value, end of period	$33.39		$33.77	$39.88	$38.33		$30.96	$28.72

Total return (d)	(0.53)%		(12.60)%	7.20%	28.10	%(e)	12.90%	(18.88)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,162,094		$4,044,421	$4,949,488	$3,285,263		$993,820	$116,356
Ratios to average net assets:
Total expenses	0.29	%(f)	0.29%	0.29%	0.29%		0.29%	0.30%
Net investment income (loss)	1.19	%(f)	3.16%	3.16%	3.43%		4.78%	4.29%
Portfolio turnover rate (g)	1%		6%	6%	8%		9%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 28.10%.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX Small Cap ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$46.83		$50.65	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.09		1.18	0.16
Net realized and unrealized gain (loss) (b)	0.93		(4.00)	(9.47)

Total from investment operations	1.02		(2.82)	(9.31)

Net equalization credits and charges (a)	0.00	(c)	0.40	—

Voluntary contribution from Adviser	—		—	0.07

Distributions to shareholders from:
Net investment income	(0.03)		(1.40)	(0.11)

Net asset value, end of period	$47.82		$46.83	$50.65

Total return (d)	2.18%		(4.97)%	(15.43	)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,081		$11,708	$7,598
Ratios to average net assets:
Total expenses	0.45	%(f)	0.46%	0.45	%(f)
Net investment income (loss)	0.37	%(f)	2.33%	0.89	%(f)
Portfolio turnover rate (g)	26%		46%	30%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended September 30, 2014, the total return would have been (15.54)%.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 Currency Hedged ETF
	Six Months Ended 3/31/16 (Unaudited)		For the Period 6/9/15* - 9/30/15
Net asset value, beginning of period	$34.03		$38.73

Income (loss) from investment operations:
Net investment income (loss) (a)	0.24		0.63
Net realized and unrealized gain (loss) (b)	(1.24)		(4.52)

Total from investment operations	(1.00)		(3.89)

Net equalization credits and charges (a)	0.01		0.22

Distributions to shareholders from:
Net investment income	(0.41)		(1.03)
Net realized gains	(0.35)		—

Total distributions	(0.76)		(1.03)

Net asset value, end of period	$32.28		$34.03

Total return (c)	(3.11)%		(9.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,298		$6,807
Ratios to average net assets:
Total expenses	0.32	%(d)	0.33	%(d)
Net expenses	0.03	%(d)	0.04	%(d)
Net investment income (loss)	1.39	%(d)	5.41	%(d)
Portfolio turnover rate (e)	6%		2%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend Currency Hedged ETF
	Six Months Ended 3/31/16 (Unaudited)		For the Period 9/15/15* - 9/30/15
Net asset value, beginning of period	$38.92		$40.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.68		0.53
Net realized and unrealized gain (loss) (b)	0.23		(1.08)

Total from investment operations	0.91		(0.55)

Distributions to shareholders from:
Net investment income	(0.68)		(0.53)
Net realized gains	(0.49)		—

Total distributions	(1.17)		(0.53)

Net asset value, end of period	$38.66		$38.92

Total return (c)	2.35%		(1.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,866		$3,892
Ratios to average net assets:
Total expenses	0.48	%(d)	0.48	%(d)
Net expenses	0.03	%(d)	0.03	%(d)
Net investment income (loss)	3.51	%(d)	30.27	%(d)
Portfolio turnover rate (e)	5%		0%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI International Real Estate Currency Hedged ETF
	Six Months Ended 3/31/16 (Unaudited)		For the Period 9/15/15* - 9/30/15
Net asset value, beginning of period	$40.52		$40.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.51		0.03
Net realized and unrealized gain (loss) (b)	1.11		0.49

Total from investment operations	1.62		0.52

Distributions to shareholders from:
Net investment income	(1.26)		—
Net realized gains	(0.30)		—

Total distributions	(1.56)		—

Net asset value, end of period	$40.58		$40.52

Total return (c)	4.06%		1.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,058		$4,052
Ratios to average net assets:
Total expenses	0.48	%(d)	0.48	%(d)
Net investment income (loss)	2.56	%(d)	1.60	%(d)
Portfolio turnover rate (e)	8%		0%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$72.62		$83.84	$75.37	$73.54	$66.85	$82.86

Income (loss) from investment operations:
Net investment income (loss) (a)	0.08		1.83	1.74	1.62	1.32	1.52
Net realized and unrealized gain (loss) (b)	4.02		(11.83)	7.95	1.96	8.00	(13.63)

Total from investment operations	4.10		(10.00)	9.69	3.58	9.32	(12.11)

Distributions to shareholders from:
Net investment income	(2.43)		(1.22)	(1.22)	(1.75)	(1.71)	(1.29)
Net realized gains	—		—	—	—	(0.92)	(2.61)

Total distributions	(2.43)		(1.22)	(1.22)	(1.75)	(2.63)	(3.90)

Net asset value, end of period	$74.29		$72.62	$83.84	$75.37	$73.54	$66.85

Total return (c)	5.66%		(12.15)%	12.99%	4.91%	14.40%	(15.55)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$334,296		$428,447	$687,494	$399,460	$389,769	$514,755
Ratios to average net assets:
Total expenses	0.49	%(d)	0.53%	0.59%	0.59%	0.60%	0.60%
Net investment income (loss)	0.22	%(d)	2.14%	2.17%	2.14%	1.87%	1.83%
Portfolio turnover rate (e)	0	%(f)	28%	15%	16%	7%	20%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Russia ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$14.90		$22.03	$27.19	$28.54	$25.65	$30.01

Income (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.56	0.75	0.70	0.57	0.57
Net realized and unrealized gain (loss) (b)	1.32		(7.02)	(5.51)	(0.82)	2.80	(4.53)

Total from investment operations	1.40		(6.46)	(4.76)	(0.12)	3.37	(3.96)

Distributions to shareholders from:
Net investment income	(0.64)		(0.67)	(0.40)	(1.23)	(0.48)	(0.29)
Net realized gains	—		—	—	—	—	(0.11)

Total distributions	(0.64)		(0.67)	(0.40)	(1.23)	(0.48)	(0.40)

Net asset value, end of period	$15.66		$14.90	$22.03	$27.19	$28.54	$25.65

Total return (c)	10.12%		(29.32)%	(17.72)%	(0.41)%	13.40%	(13.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,706		$23,101	$23,135	$31,264	$39,963	$43,611
Ratios to average net assets:
Total expenses	0.59	%(d)	0.59%	0.60%	0.60%	0.59%	0.59%
Net investment income (loss)	1.06	%(d)	3.27%	2.94%	2.56%	2.05%	1.56%
Portfolio turnover rate (e)	6%		7%	4%	3%	11%	15%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$68.73		$76.42	$74.18	$65.45	$57.68	$76.14

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.06)		1.92	1.77	1.63	1.68	1.31
Net realized and unrealized gain (loss) (b)	2.81		(8.34)	1.93	8.72	7.56	(18.48)

Total from investment operations	2.75		(6.42)	3.70	10.35	9.24	(17.17)

Other capital	0.00	(c)	0.02	—	—	—	—

Distributions to shareholders from:
Net investment income	(1.51)		(1.29)	(1.46)	(1.62)	(1.47)	(1.29)

Net asset value, end of period	$69.97		$68.73	$76.42	$74.18	$65.45	$57.68

Total return (d)	3.90%		(8.69)%	5.00%	16.20%	16.17%	(22.95)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$734,709		$817,908	$947,605	$897,623	$759,186	$617,133
Ratios to average net assets:
Total expenses	0.59	%(e)	0.59%	0.59%	0.59%	0.59%	0.60%
Net investment income (loss)	(0.16	)%(e)	2.32%	2.33%	2.31%	2.56%	1.71%
Portfolio turnover rate (f)	1%		14%	10%	12%	10%	9%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI China A Shares IMI ETF
	For the Period 10/29/15* - 3/31/16 (Unaudited)
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.06)
Net realized and unrealized gain (loss) (b)	(3.21)

Total from investment operations	(3.27)

Other capital	0.06

Distributions to shareholders from:
Net investment income	(0.11)

Net asset value, end of period	$21.68

Total return (c)	(12.91)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,168
Ratios to average net assets:
Total expenses	0.68	%(d)
Net investment income (loss)	(0.60	)%(d)
Portfolio turnover rate (e)	9%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$52.42		$66.35	$63.14	$63.85	$57.26	$69.89

Income (loss) from investment operations:
Net investment income (loss) (a)	0.17		1.28	1.39	1.38	1.48	1.36
Net realized and unrealized gain (loss) (b)	3.11		(13.88)	2.85	(0.55)	7.20	(12.20)

Total from investment operations	3.28		(12.60)	4.24	0.83	8.68	(10.84)

Other capital	—		—	—	—	0.00 (c)	—

Distributions to shareholders from:
Net investment income	(0.79)		(1.33)	(1.03)	(1.54)	(1.41)	(1.15)
Net realized gains	—		—	—	—	(0.68)	(0.64)

Total distributions	(0.79)		(1.33)	(1.03)	(1.54)	(2.09)	(1.79)

Net asset value, end of period	$54.91		$52.42	$66.35	$63.14	$63.85	$57.26

Total return (d)	6.32%		(19.34)%	6.73%	1.31%	15.58%	(16.06)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$170,215		$188,707	$285,285	$189,412	$166,023	$154,600
Ratios to average net assets:
Total expenses	0.59	%(e)	0.59%	0.59%	0.59%	0.59%	0.60%
Net investment income (loss)	0.64	%(e)	2.02%	2.12%	2.15%	2.39%	1.90%
Portfolio turnover rate (f)	3%		18%	9%	21%	11%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	For the Period 2/23/11* - 9/30/11
Net asset value, beginning of period	$25.06		$36.66	$40.34	$43.70	$43.89	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.28		1.44	1.77	2.45	3.18	2.32
Net realized and unrealized gain (loss) (b)	1.72		(11.68)	(3.86)	(3.87)	(0.78)	(6.96)

Total from investment operations	2.00		(10.24)	(2.09)	(1.42)	2.40	(4.64)

Net equalization credits and charges (a)	(0.01)		(0.03)	0.04	0.09	0.01	0.43

Other capital	0.01		0.01	0.01	0.05	—	—

Distributions to shareholders from:
Net investment income	(0.21)		(1.34)	(1.64)	(2.08)	(2.60)	(1.28)
Return of capital	—		—	—	—	—	(0.62)

Total distributions	(0.21)		(1.34)	(1.64)	(2.08)	(2.60)	(1.90)

Net asset value, end of period	$26.85		$25.06	$36.66	$40.34	$43.70	$43.89

Total return (c)	8.05%		28.56%	(5.16)%	(2.80)%	5.59%	(8.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$263,085		$298,163	$491,217	$538,651	$301,515	$54,862
Ratios to average net assets:
Total expenses	0.49	%(d)	0.53%	0.59%	0.60%	0.61%	0.62%
Net investment income (loss)	2.24	%(d)	4.32%	4.50%	5.71%	6.80%	7.46%
Portfolio turnover rate (e)	40%		78%	67%	85%	134%	42%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P BRIC 40 ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$18.52		$23.23	$23.34	$22.97	$20.92	$25.84

Income (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.48	0.54	0.57	0.54	0.60
Net realized and unrealized gain (loss) (b)	0.58		(4.62)	(0.22)	0.49	2.09	(5.00)

Total from investment operations	0.60		(4.14)	0.32	1.06	2.63	(4.40)

Other capital	—		—	—	—	0.00 (c)	—

Distributions to shareholders from:
Net investment income	(0.42)		(0.57)	(0.43)	(0.69)	(0.58)	(0.52)

Net asset value, end of period	$18.70		$18.52	$23.23	$23.34	$22.97	$20.92

Total return (d)	3.21%		(18.23)%	1.35%	4.95%	12.82%	(17.49)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$72,938		$81,505	$155,662	$247,441	$296,324	$374,453
Ratios to average net assets:
Total expenses	0.49	%(e)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income (loss)	0.19	%(e)	2.12%	2.30%	2.45%	2.32%	2.23%
Portfolio turnover rate (f)	16%		12%	7%	9%	13%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	State Street reimbursed the Fund $29,705 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Europe ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$24.12		$35.19	$40.26	$41.26	$37.16	$45.55

Income (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.82	1.07	1.02	0.95	1.02
Net realized and unrealized gain (loss) (b)	2.21		(10.80)	(5.43)	(0.37)	4.22	(8.73)

Total from investment operations	2.29		(9.98)	(4.36)	0.65	5.17	(7.71)

Distributions to shareholders from:
Net investment income	(0.52)		(1.09)	(0.71)	(1.65)	(1.07)	(0.68)

Net asset value, end of period	$25.89		$24.12	$35.19	$40.26	$41.26	$37.16

Total return (c)	9.78%		(28.73)%	(11.01)%	1.68%	14.32%	(17.35)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,828		$41,009	$66,865	$76,485	$86,639	$118,917
Ratios to average net assets:
Total expenses	0.49	%(d)	0.53%	0.59%	0.59%	0.60%	0.61%
Net investment income (loss)	0.69	%(d)	2.82%	2.77%	2.48%	2.41%	2.04%
Portfolio turnover rate (e)	2%		7%	15%	6%	6%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Latin America ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$36.73		$61.51	$64.16	$71.28	$64.12	$84.48

Income (loss) from investment operations:
Net investment income (loss) (a)	0.49		1.13	1.58	1.65	1.76	1.93	(b)
Net realized and unrealized gain (loss) (c)	4.67		(24.66)	(2.77)	(7.23)	7.40	(20.76)

Total from investment operations	5.16		(23.53)	(1.19)	(5.58)	9.16	(18.83)

Distributions to shareholders from:
Net investment income	(0.46)		(1.25)	(1.46)	(1.54)	(2.00)	(1.53)

Net asset value, end of period	$41.43		$36.73	$61.51	$64.16	$71.28	$64.12

Total return (d)	14.24%		(38.76)%	(1.88)%	(7.86)%	14.49%	(22.78	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,855		$25,713	$49,208	$70,575	$114,055	$121,832
Ratios to average net assets:
Total expenses	0.50	%(e)	0.53%	0.59%	0.59%	0.59%	0.60%
Net investment income (loss)	2.65	%(e)	2.24%	2.50%	2.35%	2.43%	2.27	%(b)
Portfolio turnover rate (f)	1%		6%	5%	10%	7%	12%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.21 per share and 0.24% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (23.11)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Middle East & Africa ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$57.25		$70.16	$67.53	$70.76	$62.01	$71.33

Income (loss) from investment operations:
Net investment income (loss) (a)	0.78		1.69	1.47	1.52	2.13	1.87
Net realized and unrealized gain (loss) (b)	(0.78)		(12.64)	2.87	(3.17)	9.44	(9.65)

Total from investment operations	—		(10.95)	4.34	(1.65)	11.57	(7.78)

Distributions to shareholders from:
Net investment income	(1.18)		(1.96)	(1.71)	(1.58)	(2.82)	(1.54)

Net asset value, end of period	$56.07		$57.25	$70.16	$67.53	$70.76	$62.01

Total return (c)	0.17%		(16.01)%	6.51%	(2.38)%	19.26%	(11.32)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,035		$40,076	$63,141	$67,535	$91,986	$105,410
Ratios to average net assets:
Total expenses	0.49	%(d)	0.53%	0.59%	0.59%	0.59%	0.60%
Net investment income (loss)	2.95	%(d)	2.47%	2.09%	2.26%	3.17%	2.55%
Portfolio turnover rate (e)	3%		4%	23%	2%	7%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P World ex-US ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$25.17		$28.46	$28.00	$23.91	$21.37	$24.19

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26		0.71	0.89	0.73	0.75	0.75
Net realized and unrealized gain (loss) (b)	0.36		(3.25)	0.40	4.04	2.38	(2.89)

Total from investment operations	0.62		(2.54)	1.29	4.77	3.13	(2.14)

Distributions to shareholders from:
Net investment income	(0.31)		(0.75)	(0.83)	(0.68)	(0.59)	(0.68)
Net realized gains	(0.04)		—	—	—	—	—

Total distributions	(0.35)		(0.75)	(0.83)	(0.68)	(0.59)	(0.68)

Net asset value, end of period	$25.44		$25.17	$28.46	$28.00	$23.91	$21.37

Total return (c)	2.42%		(9.14)%	4.52%	20.27%	14.99%	(9.32)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$727,631		$714,914	$825,443	$688,755	$411,282	$119,679
Ratios to average net assets:
Total expenses	0.34	%(d)	0.34%	0.34%	0.34%	0.34%	0.35%
Net investment income (loss)	2.03	%(d)	2.53%	3.06%	2.79%	3.28%	2.94%
Portfolio turnover rate (e)	1%		8%	17%	2%	8%	2%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$27.57		$32.76	$32.82	$27.49	$25.79	$27.92

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26		0.57	0.54	0.65	0.57	0.64
Net realized and unrealized gain (loss) (b)	1.54		(2.14)	0.36	5.37	2.08	(2.14)

Total from investment operations	1.80		(1.57)	0.90	6.02	2.65	(1.50)

Other capital	—		—	—	—	0.00 (c)	—

Distributions to shareholders from:
Net investment income	(0.54)		(0.49)	(0.96)	(0.69)	(0.75)	(0.63)
Net realized gains	(0.15)		(3.13)	—	—	(0.20)	—

Total distributions	(0.69)		(3.62)	(0.96)	(0.69)	(0.95)	(0.63)

Net asset value, end of period	$28.68		$27.57	$32.76	$32.82	$27.49	$25.79

Total return (d)	6.58%		(4.77)%	2.69%	22.25%	10.74%	(5.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$656,864		$650,556	$792,719	$813,871	$679,080	$729,907
Ratios to average net assets:
Total expenses	0.40	%(e)	0.47%	0.60%	0.59%	0.59%	0.61%
Net investment income (loss)	1.90	%(e)	1.93%	1.59%	2.20%	2.16%	2.12%
Portfolio turnover rate (f)	1%		17%	51%	21%	2%	22%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	State Street reimbursed the Fund $13,909 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$39.24		$41.54	$42.00	$39.29		$32.70	$38.39

Income (loss) from investment operations:
Net investment income (loss) (a)	0.45		1.02	1.39	1.29		1.41	1.57
Net realized and unrealized gain (loss) (b)	2.14		(2.07)	0.16	4.01		5.67	(3.82)

Total from investment operations	2.59		(1.05)	1.55	5.30		7.08	(2.25)

Net equalization credits and charges (a)	0.06		(0.01)	(0.06)	0.02		1.06	0.09

Distributions to shareholders from:
Net investment income	(0.40)		(1.24)	(1.95)	(2.61)		(1.55)	(3.53)

Net asset value, end of period	$41.49		$39.24	$41.54	$42.00		$39.29	$32.70

Total return (c)	6.79%		(2.66)%	3.57%	13.83	%(d)	25.52%	(6.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,660,566		$4,753,058	$4,903,056	$4,045,899		$3,136,658	$1,996,074
Ratios to average net assets:
Total expenses	0.59	%(e)	0.60%	0.59%	0.59%		0.59%	0.61%
Net investment income (loss)	2.26	%(e)	2.40%	3.27%	3.10%		3.96%	4.05%
Portfolio turnover rate (f)	3%		8%	8%	11%		11%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 13.83%.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$43.31		$48.84	$43.51	$40.42	$38.94	$40.91

Income (loss) from investment operations:
Net investment income (loss) (a)	0.59		1.46	1.68	1.99	1.60	1.71
Net realized and unrealized gain (loss) (b)	1.92		(5.62)	5.20	2.71	1.53	(2.03)

Total from investment operations	2.51		(4.16)	6.88	4.70	3.13	(0.32)

Distributions to shareholders from:
Net investment income	(0.81)		(1.37)	(1.55)	(1.61)	(1.65)	(1.65)

Net asset value, end of period	$45.01		$43.31	$48.84	$43.51	$40.42	$38.94

Total return (c)	5.94%		(8.77)%	15.95%	11.99%	8.20%	(1.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$63,012		$56,299	$112,333	$52,217	$36,378	$35,045
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.41%	0.50%	0.59%	0.60%
Net investment income (loss)	2.80	%(d)	3.03%	3.51%	4.79%	4.02%	4.07%
Portfolio turnover rate (e)	10%		7%	14%	74%	10%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$32.56		$48.62	$48.54	$50.90	$45.94	$50.76

Income (loss) from investment operations:
Net investment income (loss) (a)	0.40		1.51	1.33	1.30	1.14	1.23
Net realized and unrealized gain (loss) (b)	2.66		(16.27)	(0.10)	(2.41)	4.78	(5.44)

Total from investment operations	3.06		(14.76)	1.23	(1.11)	5.92	(4.21)

Distributions to shareholders from:
Net investment income	(0.63)		(1.30)	(1.15)	(1.25)	(0.96)	(0.61)

Net asset value, end of period	$34.99		$32.56	$48.62	$48.54	$50.90	$45.94

Total return (c)	9.54%		(30.97)%	2.39%	(2.09)%	13.07%	(8.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$603,528		$569,822	$595,617	$407,763	$414,852	$163,076
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.43	%(d)	3.52%	2.63%	2.63%	2.28%	2.13%
Portfolio turnover rate (e)	13%		21%	18%	31%	18%	32%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	For the Period 12/16/15* - 3/31/16 (Unaudited)
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.14
Net realized and unrealized gain (loss) (b)	4.04

Total from investment operations	4.18

Net equalization credits and charges (a)	(0.01)

Distributions to shareholders from:
Net investment income	(0.00	)(c)

Net asset value, end of period	$29.17

Total return (d)	16.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$740,854
Ratios to average net assets:
Total expenses	0.35	%(e)
Net investment income (loss)	1.85	%(e)
Portfolio turnover rate (f)	9%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$30.31		$35.09	$34.29	$30.49	$27.55	$31.77

Income (loss) from investment operations:
Net investment income (loss) (a)	0.30		0.94	1.17	0.90	0.89	0.95
Net realized and unrealized gain (loss) (b)	0.65		(4.92)	0.72	3.88	2.93	(4.28)

Total from investment operations	0.95		(3.98)	1.89	4.78	3.82	(3.33)

Distributions to shareholders from:
Net investment income	(0.41)		(0.80)	(1.09)	(0.98)	(0.88)	(0.89)

Net asset value, end of period	$30.85		$30.31	$35.09	$34.29	$30.49	$27.55

Total return (c)	3.11%		(11.58)%	5.43%	15.96%	14.20%	(10.99)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$727,968		$715,311	$575,494	$493,824	$384,218	$363,713
Ratios to average net assets:
Total expenses	0.34	%(d)	0.34%	0.35%	0.34%	0.34%	0.35%
Net expenses	0.30	%(d)	0.32%	0.35%	0.34%	0.34%	0.35%
Net investment income (loss)	1.95	%(d)	2.74%	3.25%	2.76%	3.03%	2.85%
Portfolio turnover rate (e)	2%		8%	3%	2%	8%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI IMI ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15		Year Ended 9/30/14		Year Ended 9/30/13		For the Period 2/27/12* - 9/30/12
Net asset value, beginning of period	$58.64		$63.82		$58.20		$50.04		$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.61		1.74		1.48		1.30		0.88
Net realized and unrealized gain (loss) (b)	2.96		(5.17)		5.39		8.16		(0.30)

Total from investment operations	3.57		(3.43)		6.87		9.46		0.58

Distributions to shareholders from:
Net investment income	(1.05)		(1.75)		(1.21)		(1.28)		(0.54)
Net realized gains	—		(0.00	)(c)	(0.04)		(0.02)		—

Total distributions	(1.05)		(1.75)		(1.25)		(1.30)		(0.54)

Net asset value, end of period	$61.16		$58.64		$63.82		$58.20		$50.04

Total return (d)	6.09%		(5.61)%		11.77%		19.15%		1.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,811		$35,186		$57,434		$5,820		$5,004
Ratios to average net assets:
Total expenses	0.25	%(e)	0.25%		0.25%		0.25%		0.25	%(e)
Net investment income (loss)	2.05	%(e)	2.70%		2.31%		2.40%		3.08	%(e)
Portfolio turnover rate (f)	1%		3%		0	%(g)	0	%(g)	0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Six Months Ended 3/31/16 (Unaudited)		For the Period 11/26/14* - 9/30/15
Net asset value, beginning of period	$67.90		$75.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.72		1.53
Net realized and unrealized gain (loss) (b)	2.85		(7.64)

Total from investment operations	3.57		(6.11)

Net equalization credits and charges (a)	0.02		0.03

Distributions to shareholders from:
Net investment income	(0.76)		(1.02)
Net realized gains	(0.05)		—

Total distributions	(0.81)		(1.02)

Net asset value, end of period	$70.68		$67.90

Total return (c)	5.29%		(8.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$91,887		$81,474
Ratios to average net assets:
Total expenses	0.30	%(d)	0.30	%(d)
Net expenses	0.20	%(d)	0.20	%(d)
Net investment income (loss)	2.09	%(d)	2.42	%(d)
Portfolio turnover rate (e)	6%		4%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI EM 50 ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	For the Period 2/27/12* - 9/30/12
Net asset value, beginning of period	$38.14		$48.10	$47.10	$47.31	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.10		1.24	1.15	0.92	0.86
Net realized and unrealized gain (loss) (b)	2.28		(10.03)	0.59	0.34	(3.09)

Total from investment operations	2.38		(8.79)	1.74	1.26	(2.23)

Distributions to shareholders from:
Net investment income	(0.79)		(1.17)	(0.74)	(1.47)	(0.46)

Net asset value, end of period	$39.73		$38.14	$48.10	$47.10	$47.31

Total return (c)	6.33%		(18.67)%	3.67%	2.74%	(4.37)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,973		$3,814	$2,405	$2,355	$4,731
Ratios to average net assets:
Total expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50	%(d)
Net investment income (loss)	0.50	%(d)	2.73%	2.39%	1.97%	3.16	%(d)
Portfolio turnover rate (e)	11%		9%	17%	7%	4%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI EM Beyond BRIC ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	For the Period 12/4/13* - 9/30/14
Net asset value, beginning of period	$47.52		$62.14	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.31		1.06	0.77
Net realized and unrealized gain (loss) (b)	4.18		(14.44)	1.86

Total from investment operations	4.49		(13.38)	2.63

Distributions to shareholders from:
Net investment income	(0.51)		(1.24)	(0.49)

Net asset value, end of period	$51.50		$47.52	$62.14

Total return (c)	9.55%		(21.86)%	4.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,575		$2,376	$3,107
Ratios to average net assets:
Total expenses	0.49	%(d)	0.52%	0.56	%(d)
Net expenses	0.49	%(d)	0.52%	0.56	%(d)
Net investment income (loss)	1.31	%(d)	1.85%	1.52	%(d)
Portfolio turnover rate (e)	6%		9%	50%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$52.68		$57.28		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.57		1.60		0.45
Net realized and unrealized gain (loss) (b)	1.60		(4.56)		(3.14)

Total from investment operations	2.17		(2.96)		(2.69)

Distributions to shareholders from:
Net investment income	(0.57)		(1.64)		(0.03)
Net realized gains	—		(0.00	)(c)	—

Total distributions	(0.57)		(1.64)		(0.03)

Net asset value, end of period	$54.28		$52.68		$57.28

Total return (d)	4.10%		(5.34)%		(4.48)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,428		$5,268		$5,728
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%		0.30	%(e)
Net investment income (loss)	2.14	%(e)	2.80%		2.35%
Portfolio turnover rate (f)	15%		14%		0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$47.58		$59.59		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.35		1.58		0.77
Net realized and unrealized gain (loss) (b)	2.32		(12.48)		(1.23)

Total from investment operations	2.67		(10.90)		(0.46)

Other capital	0.02		0.20		0.06

Distributions to shareholders from:
Net investment income	(0.56)		(1.31)		(0.01)
Net realized gains	—		(0.00	)(c)	—

Total distributions	(0.56)		(1.31)		(0.01)

Net asset value, end of period	$49.71		$47.58		$59.59

Total return (d)	5.71%		(18.29)%		(0.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$101,911		$71,371		$5,959
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%		0.31	%(e)
Net investment income (loss)	1.47	%(e)	2.82%		3.85	%(e)
Portfolio turnover rate (f)	12%		23%		0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI World Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$57.96		$59.95		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.65		1.35		0.37
Net realized and unrealized gain (loss) (b)	4.18		(2.04)		(0.38)

Total from investment operations	4.83		(0.69)		(0.01)

Distributions to shareholders from:
Net investment income	(0.63)		(1.30)		(0.04)
Net realized gains	(0.70)		(0.00	)(c)	—

Total distributions	(1.33)		(1.30)		(0.04)

Net asset value, end of period	$61.46		$57.96		$59.95

Total return (d)	8.39%		(1.25)%		(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,146		$5,796		$5,995
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%		0.30	%(e)
Net investment income (loss)	2.18	%(e)	2.18%		1.90	%(e)
Portfolio turnover rate (f)	8%		13%		0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Australia Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15		For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$42.50		$55.90		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.91		2.48		1.10
Net realized and unrealized gain (loss) (b)	4.32		(13.31)		(5.20)

Total from investment operations	5.23		(10.83)		(4.10)

Net equalization credits and charges (a)	0.27		0.15		—

Distributions to shareholders from:
Net investment income	(1.22)		(2.72)		—
Net realized gains	—		(0.00	)(c)	—

Total distributions	(1.22)		(2.72)		—

Net asset value, end of period	$46.78		$42.50		$55.90

Total return (d)	13.04%		(19.87)%		(6.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,356		$6,375		$5,590
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%		0.30	%(e)
Net investment income (loss)	4.16	%(e)	4.77%		5.99	%(e)
Portfolio turnover rate (f)	12%		12%		1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Canada Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$46.60		$59.82	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.53		1.18	0.39
Net realized and unrealized gain (loss) (b)	3.87		(13.19)	(0.55)

Total from investment operations	4.40		(12.01)	(0.16)

Net equalization credits and charges (a)	0.11		0.40	—

Distributions to shareholders from:
Net investment income	(0.59)		(1.61)	(0.02)

Net asset value, end of period	$50.52		$46.60	$59.82

Total return (c)	9.87%		(19.84)%	(0.26)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,157		$9,319	$2,991
Ratios to average net assets:
Total expenses	0.30	%(d)	0.30%	0.30	%(d)
Net investment income (loss)	2.32	%(d)	2.21%	2.06	%(d)
Portfolio turnover rate (e)	8%		15%	2%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Germany Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$48.44		$53.58	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.04		1.24	0.02	(b)
Net realized and unrealized gain (loss) (c)	2.34		(5.39)	(6.44)

Total from investment operations	2.38		(4.15)	(6.42)

Net equalization credits and charges (a)	—		0.18	—

Distributions to shareholders from:
Net investment income	—		(1.17)	(0.00	)(d)

Net asset value, end of period	$50.82		$48.44	$53.58

Total return (e)	4.92%		(7.64)%	(10.70	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,164		$9,688	$5,358
Ratios to average net assets:
Total expenses	0.30	%(f)	0.30%	0.30	%(f)
Net investment income (loss)	0.17	%(f)	2.26%	0.11	%(b)(f)
Portfolio turnover rate (g)	14%		18%	1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.02 per share and 0.04% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (10.73)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Japan Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$59.76		$60.46	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.41		0.88	0.41
Net realized and unrealized gain (loss) (b)	2.82		(0.97)	0.05

Total from investment operations	3.23		(0.09)	0.46

Net equalization credits and charges (a)	0.30		0.24	—

Distributions to shareholders from:
Net investment income	(0.50)		(0.84)	—
Net realized gains	(0.01)		(0.01)	—

Total distributions	(0.51)		(0.85)	—

Net asset value, end of period	$62.78		$59.76	$60.46

Total return (c)	5.88%		0.21%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,555		$11,951	$6,046
Ratios to average net assets:
Total expenses	0.30	%(d)	0.30%	0.30	%(d)
Net investment income (loss)	1.29	%(d)	1.38%	2.21	%(d)
Portfolio turnover rate (e)	14%		23%	0%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Mexico Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	For the Period 9/16/14* - 9/30/14
Net asset value, beginning of period	$22.61		$28.83	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.25		0.39	0.00	(b)
Net realized and unrealized gain (loss) (c)	1.44		(6.36)	(1.17)

Total from investment operations	1.69		(5.97)	(1.17)

Distributions to shareholders from:
Net investment income	(0.23)		(0.25)	—

Net asset value, end of period	$24.07		$22.61	$28.83

Total return (d)	7.57%		(20.76)%	(3.90)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,407		$2,261	$2,883
Ratios to average net assets:
Total expenses	0.44	%(e)	0.40%	0.40	%(e)
Net investment income (loss)	2.20	%(e)	1.53%	0.37	%(e)
Portfolio turnover rate (f)	7%		7%	0%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI South Korea Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	For the Period 9/16/14* - 9/30/14
Net asset value, beginning of period	$23.69		$28.54	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29		0.22	0.00	(b)
Net realized and unrealized gain (loss) (c)	1.96		(4.69)	(1.46)

Total from investment operations	2.25		(4.47)	(1.46)

Distributions to shareholders from:
Net investment income	—		(0.38)	—

Net asset value, end of period	$25.94		$23.69	$28.54

Total return (d)	9.49%		(15.78)%	(4.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,594		$2,369	$2,854
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.40	%(e)
Net investment income (loss)	2.34	%(e)	0.86%	(0.40	)%(e)
Portfolio turnover rate (f)	8%		16%	1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Spain Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$44.41		$55.05	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.69		1.86	0.67	(b)
Net realized and unrealized gain (loss) (c)	(2.49)		(10.25)	(5.56)

Total from investment operations	(1.80)		(8.39)	(4.89)

Net equalization credits and charges (a)	—		(0.20)	—

Distributions to shareholders from:
Net investment income	(1.16)		(2.05)	(0.06)

Net asset value, end of period	$41.45		$44.41	$55.05

Total return (d)	(4.16)%		(16.00)%	(8.16	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,073		$2,220	$8,258
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.30	%(e)
Net investment income (loss)	3.20	%(e)	3.67%	3.83	%(b)(e)
Portfolio turnover rate (f)	5%		12%	1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (8.28)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Taiwan Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	For the Period 9/16/14* - 9/30/14
Net asset value, beginning of period	$50.44		$57.83	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.10)		1.57	(0.01)
Net realized and unrealized gain (loss) (b)	3.56		(8.87)	(2.16)

Total from investment operations	3.46		(7.30)	(2.17)

Distributions to shareholders from:
Net investment income	(1.48)		(0.09)	—
Net realized gains	(0.10)		—	—

Total distributions	(1.58)		(0.09)	—

Net asset value, end of period	$52.32		$50.44	$57.83

Total return (c)	7.11%		(12.64)%	(3.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,232		$5,044	$5,783
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.40	%(d)
Net investment income (loss)	(0.42	)%(d)	2.68%	(0.37	)%(d)
Portfolio turnover rate (e)	6%		16%	0%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI United Kingdom Quality Mix ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$50.14		$57.08	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.83		2.18	0.62	(b)
Net realized and unrealized gain (loss) (c)	(1.10)		(7.43)	(3.53)

Total from investment operations	(0.27)		(5.25)	(2.91)

Net equalization credits and charges (a)	—		0.34	—

Distributions to shareholders from:
Net investment income	(0.89)		(2.03)	(0.01)

Net asset value, end of period	$48.98		$50.14	$57.08

Total return (d)	(0.59)%		(8.85)%	(4.86	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,449		$2,507	$5,708
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.30	%(e)
Net investment income (loss)	3.36	%(e)	3.90%	3.40	%(b)(e)
Portfolio turnover rate (f)	10%		31%	0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.10 per share and 0.18% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (5.02)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell/Nomura PRIME Japan ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$43.22		$45.20	$45.33	$35.57		$37.12	$37.80

Income (loss) from investment operations:
Net investment income (loss) (a)	0.39		0.56	0.47	0.92		0.66	0.85
Net realized and unrealized gain (loss) (b)	0.73		(1.18)	(0.01)	9.34		(1.55)	(0.56)

Total from investment operations	1.12		(0.62)	0.46	10.26		(0.89)	0.29

Distributions to shareholders from:
Net investment income	(0.49)		(1.36)	(0.59)	(0.50)		(0.66)	(0.97)

Net asset value, end of period	$43.85		$43.22	$45.20	$45.33		$35.57	$37.12

Total return (c)	2.52%		(1.32)%	1.01%	29.11%		(2.33)%	0.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,309		$25,934	$27,122	$126,911		$14,227	$14,846
Ratios to average net assets:
Total expenses	0.30	%(d)	0.37%	0.50%	0.50%		0.50%	0.51%
Net investment income (loss)	1.75	%(d)	1.22%	1.06%	2.18%		1.83%	2.16%
Portfolio turnover rate (e)	1%		2%	4%	0	%(f)	1%	3%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell/Nomura Small Cap Japan ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$50.77		$50.17	$51.37	$41.65	$43.79	$39.65

Income (loss) from investment operations:
Net investment income (loss) (a)	0.43		0.61	0.53	0.61	0.64	0.69
Net realized and unrealized gain (loss) (b)	2.54		0.48	(0.36)	9.79	(2.00)	4.12

Total from investment operations	2.97		1.09	0.17	10.40	(1.36)	4.81

Distributions to shareholders from:
Net investment income	(0.41)		(0.49)	(1.37)	(0.68)	(0.78)	(0.67)

Net asset value, end of period	$53.33		$50.77	$50.17	$51.37	$41.65	$43.79

Total return (c)	5.83%		2.13%	0.31%	25.23%	(3.05)%	12.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,999		$60,928	$72,751	$97,606	$64,563	$98,537
Ratios to average net assets:
Total expenses	0.40	%(d)	0.45%	0.55%	0.55%	0.55%	0.56%
Net investment income (loss)	1.65	%(d)	1.20%	1.05%	1.34%	1.54%	1.63%
Portfolio turnover rate (e)	20%		19%	28%	13%	22%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	For the Period 5/29/13* - 9/30/13
Net asset value, beginning of period	$58.60		$64.89	$63.33	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.01		2.70	2.99	0.75
Net realized and unrealized gain (loss) (b)	2.60		(6.27)	1.32	3.20

Total from investment operations	3.61		(3.57)	4.31	3.95

Net equalization credits and charges (a)	(0.05)		0.39	0.06	0.01

Distributions to shareholders from:
Net investment income	(0.84)		(2.61)	(2.81)	(0.63)
Net realized gains	(0.29)		(0.50)	—	—

Total distributions	(1.13)		(3.11)	(2.81)	(0.63)

Net asset value, end of period	$61.03		$58.60	$64.89	$63.33

Total return (c)	6.18%		(5.17)%	6.85%	6.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$61,035		$73,250	$29,200	$9,499
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.40%	0.40	%(d)
Net investment income (loss)	3.49	%(d)	4.16%	4.46%	3.61	%(d)
Portfolio turnover rate (e)	45%		31%	37%	10%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$33.95		$46.33	$46.60	$45.27		$45.07	$53.88

Income (loss) from investment operations:
Net investment income (loss) (a)	0.65		2.05	2.41	3.27		3.29	3.48
Net realized and unrealized gain (loss) (b)	1.19		(12.36)	(0.29)	1.20		(0.22)	(9.35)

Total from investment operations	1.84		(10.31)	2.12	4.47		3.07	(5.87)

Net equalization credits and charges (a)	(0.00	)(c)	(0.01)	0.03	(0.00	)(c)	0.14	0.37

Distributions to shareholders from:
Net investment income	(0.60)		(2.06)	(2.42)	(3.14)		(3.01)	(3.31)

Net asset value, end of period	$35.19		$33.95	$46.33	$46.60		$45.27	$45.07

Total return (d)	5.48%		(22.86)%	4.43%	10.24%		7.45%	(11.06)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$862,171		$974,416	$1,450,114	$1,304,826		$1,000,522	$482,266
Ratios to average net assets:
Total expenses	0.45	%(e)	0.46%	0.46%	0.45%		0.45%	0.46%
Net investment income (loss)	3.87	%(e)	4.84%	4.96%	6.97%		7.11%	6.24%
Portfolio turnover rate (f)	37%		76%	62%	121%		127%	142%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Mid Cap ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$28.03		$32.02	$33.14	$27.69	$26.04	$28.76

Income (loss) from investment operations:
Net investment income (loss) (a)	0.27		0.54	0.66	0.67	0.68	0.76
Net realized and unrealized gain (loss) (b)	1.33		(1.95)	0.88	5.60	2.57	(2.31)

Total from investment operations	1.60		(1.41)	1.54	6.27	3.25	(1.55)

Distributions to shareholders from:
Net investment income	(0.31)		(0.64)	(0.75)	(0.75)	(0.84)	(0.70)
Net realized gains	—		(1.94)	(1.91)	(0.07)	(0.76)	(0.47)

Total distributions	(0.31)		(2.58)	(2.66)	(0.82)	(1.60)	(1.17)

Net asset value, end of period	$29.32		$28.03	$32.02	$33.14	$27.69	$26.04

Total return (c)	5.73%		(4.53)%	4.63%	23.07%	13.27%	(6.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,382		$46,245	$70,446	$46,399	$35,993	$36,461
Ratios to average net assets:
Total expenses	0.45	%(d)	0.45%	0.46%	0.45%	0.45%	0.46%
Net investment income (loss)	1.89	%(d)	1.79%	1.98%	2.23%	2.56%	2.49%
Portfolio turnover rate (e)	2%		29%	41%	53%	28%	32%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$37.00		$48.31	$46.15	$44.43		$40.57	$54.62

Income (loss) from investment operations:
Net investment income (loss) (a)	0.17		1.01	1.01	0.95		0.96	0.99
Net realized and unrealized gain (loss) (b)	2.80		(11.19)	2.11	1.81		5.15	(13.25)

Total from investment operations	2.97		(10.18)	3.12	2.76		6.11	(12.26)

Other capital	0.03		0.04	0.05	0.03		0.04	—

Distributions to shareholders from:
Net investment income	(0.89)		(1.17)	(1.01)	(1.07)		(0.92)	(0.34)
Net realized gains	—		—	—	—		(1.37)	(1.45)

Total distributions	(0.89)		(1.17)	(1.01)	(1.07)		(2.29)	(1.79)

Net asset value, end of period	$39.11		$37.00	$48.31	$46.15		$44.43	$40.57

Total return (c)	8.17%		(21.38)%	6.90%	6.29	%(d)	16.09%	(23.36)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$312,860		$373,681	$570,082	$761,466		$897,446	$908,812
Ratios to average net assets:
Total expenses	0.65	%(e)	0.65%	0.65%	0.65%		0.66%	0.66%
Net investment income (loss)	0.88	%(e)	2.26%	2.10%	2.05%		2.27%	1.85%
Portfolio turnover rate (f)	2%		12%	23%	18%		22%	70%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 6.29%.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$45.11		$44.24	$42.16	$40.56	$32.58	$36.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.86		1.17	1.23	1.16	1.12	1.16
Net realized and unrealized gain (loss) (b)	3.75		1.04	2.24	2.21	7.52	(2.00)

Total from investment operations	4.61		2.21	3.47	3.37	8.64	(0.84)

Net equalization credits and charges (a)	0.01		0.02	0.07	0.10	0.58	0.08

Distributions to shareholders from:
Net investment income	(0.80)		(1.36)	(1.46)	(1.87)	(1.24)	(2.66)

Net asset value, end of period	$48.93		$45.11	$44.24	$42.16	$40.56	$32.58

Total return (c)	10.28%		4.96%	8.44%	8.61%	28.56%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,192,191		$1,899,194	$1,473,132	$1,003,377	$543,476	$273,706
Ratios to average net assets:
Total expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.71	%(d)	2.46%	2.77%	2.71%	2.96%	3.08%
Portfolio turnover rate (e)	4%		6%	7%	8%	8%	9%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Discretionary Sector ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$35.75		$36.81		$37.95	$27.65	$25.05	$26.90

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29		0.80		0.72	0.68	0.52	0.47
Net realized and unrealized gain (loss) (b)	0.35		(1.07)		(1.00)	10.26	3.11	(1.79)

Total from investment operations	0.64		(0.27)		(0.28)	10.94	3.63	(1.32)

Net equalization credits and charges	0.00	(c)	(0.00	)(c)	(0.01)	(0.02)	(0.13)	(0.03)

Distributions to shareholders from:
Net investment income	(0.28)		(0.79)		(0.85)	(0.62)	(0.51)	(0.50)
Net realized gains	—		0.00		—	—	(0.39)	—

Total distributions	(0.28)		(0.79)		(0.85)	(0.62)	(0.90)	(0.50)

Net asset value, end of period	$36.11		$35.75		$36.81	$37.95	$27.65	$25.05

Total return (d)	1.75%		(0.85)%		(0.91)%	39.94%	14.40%	(5.33)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,832		$14,302		$18,405	$18,976	$5,529	$11,271
Ratios to average net assets:
Total expenses	0.40	%(e)	0.44%		0.50%	0.50%	0.51%	0.50%
Net investment income (loss)	1.61	%(e)	2.07%		1.84%	2.04%	1.96%	1.61%
Portfolio turnover rate (f)	2%		9%		2%	2%	5%	9%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Staples Sector ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12		Year Ended 9/30/11
Net asset value, beginning of period	$39.47		$38.96	$38.89	$34.52	$29.60		$29.80

Income (loss) from investment operations:
Net investment income (loss) (a)	0.24		0.85	0.96	0.92	0.82		0.88
Net realized and unrealized gain (loss) (b)	3.17		0.45	0.04	4.25	4.90		(0.37)

Total from investment operations	3.41		1.30	1.00	5.17	5.72		0.51

Net equalization credits and charges	(0.01)		0.03	0.04	0.04	(0.00	)(c)	0.15

Distributions to shareholders from:
Net investment income	(0.25)		(0.82)	(0.97)	(0.84)	(0.80)		(0.86)

Net asset value, end of period	$42.62		$39.47	$38.96	$38.89	$34.52		$29.60

Total return (d)	8.62%		3.41%	2.61%	15.20%	19.51%		2.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,098		$65,130	$42,853	$36,941	$18,986		$19,239
Ratios to average net assets:
Total expenses	0.40	%(e)	0.43%	0.50%	0.50%	0.50%		0.51%
Net investment income (loss)	1.18	%(e)	2.12%	2.40%	2.47%	2.53%		2.81%
Portfolio turnover rate (f)	1%		5%	5%	4%	7%		2%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Energy Sector ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$15.47		$25.75	$25.07	$25.31	$22.46	$24.52

Income (loss) from investment operations:
Net investment income (loss) (a)	0.33		0.78	0.89	0.81	0.79	0.70
Net realized and unrealized gain (loss) (b)	0.74		(10.33)	0.60	(0.28)	2.89	(2.10)

Total from investment operations	1.07		(9.55)	1.49	0.53	3.68	(1.40)

Net equalization credits and charges (a)	(0.02)		0.03	0.05	0.03	(0.02)	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.34)		(0.76)	(0.86)	(0.80)	(0.81)	(0.66)

Net asset value, end of period	$16.18		$15.47	$25.75	$25.07	$25.31	$22.46

Total return (d)	6.87%		(37.45)%	6.04%	2.35%	16.44%	(6.14)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,464		$23,207	$19,312	$12,535	$11,389	$12,355
Ratios to average net assets:
Total expenses	0.40	%(e)	0.43%	0.50%	0.50%	0.50%	0.51%
Net investment income (loss)	4.25	%(e)	3.95%	3.30%	3.30%	3.16%	2.55%
Portfolio turnover rate (f)	6%		5%	9%	2%	6%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Financial Sector ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$19.24		$21.85	$21.76	$17.67	$15.47	$19.60

Income (loss) from investment operations:
Net investment income (loss) (a)	0.22		0.62	0.72	0.70	0.64	0.69
Net realized and unrealized gain (loss) (b)	(1.11)		(2.62)	0.39	4.27	2.15	(4.09)

Total from investment operations	(0.89)		(2.00)	1.11	4.97	2.79	(3.40)

Net equalization credits and charges (a)	0.10		0.02	(0.18)	(0.11)	(0.07)	(0.01)

Distributions to shareholders from:
Net investment income	(0.50)		(0.63)	(0.84)	(0.77)	(0.52)	(0.72)

Net asset value, end of period	$17.95		$19.24	$21.85	$21.76	$17.67	$15.47

Total return (c)	(4.24)%		(9.25)%	4.23%	27.98%	18.02%	(17.99)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,181		$10,580	$10,924	$6,528	$3,534	$7,735
Ratios to average net assets:
Total expenses	0.40	%(d)	0.44%	0.51%	0.50%	0.50%	0.51%
Net investment income (loss)	2.30	%(d)	2.92%	3.19%	3.50%	3.94%	3.47%
Portfolio turnover rate (e)	0	%(f)	12%	20%	2%	6%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Health Care Sector ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$48.32		$48.98		$41.71	$35.15	$29.55	$29.46

Income (loss) from investment operations:
Net investment income (loss) (a)	0.52		0.73		0.81	0.77	0.86	0.74
Net realized and unrealized gain (loss) (b)	(1.57)		(0.67)		7.30	6.53	5.57	0.04

Total from investment operations	(1.05)		0.06		8.11	7.30	6.43	0.78

Net equalization credits and charges (a)	(0.01)		0.02		0.02	0.07	(0.01)	0.05

Distributions to shareholders from:
Net investment income	(0.51)		(0.74)		(0.86)	(0.81)	(0.82)	(0.74)
Net realized gains	(0.08)		(0.00	)(c)	—	—	—	—

Total distributions	(0.59)		(0.74)		(0.86)	(0.81)	(0.82)	(0.74)

Net asset value, end of period	$46.67		$48.32		$48.98	$41.71	$35.15	$29.55

Total return (d)	(2.21)%		0.10%		19.57%	21.14%	22.03%	2.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$56,009		$74,901		$66,125	$60,479	$28,123	$19,207
Ratios to average net assets:
Total expenses	0.40	%(e)	0.44%		0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.13	%(e)	1.44%		1.76%	1.98%	2.70%	2.37%
Portfolio turnover rate (f)	4%		11%		13%	8%	14%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Industrial Sector ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$26.65		$30.40	$30.53	$24.67	$22.46	$25.65

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26		0.55	0.68	0.63	0.55	0.62
Net realized and unrealized gain (loss) (b)	1.95		(3.77)	(0.07)	6.18	2.32	(3.23)

Total from investment operations	2.21		(3.22)	0.61	6.81	2.87	(2.61)

Net equalization credits and charges (a)	0.03		0.02	(0.07)	(0.21)	(0.10)	(0.01)

Distributions to shareholders from:
Net investment income	(0.27)		(0.55)	(0.67)	(0.74)	(0.56)	(0.57)

Net asset value, end of period	$28.62		$26.65	$30.40	$30.53	$24.67	$22.46

Total return (c)	8.40%		(10.70)%	1.67%	27.19%	12.53%	(10.62)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,878		$17,322	$24,324	$13,740	$8,635	$20,211
Ratios to average net assets:
Total expenses	0.40	%(d)	0.45%	0.51%	0.50%	0.50%	0.50%
Net investment income (loss)	1.86	%(d)	1.85%	2.17%	2.29%	2.27%	2.22%
Portfolio turnover rate (e)	5%		12%	4%	7%	11%	0	%(f)

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Materials Sector ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15		Year Ended 9/30/14		Year Ended 9/30/13	Year Ended 9/30/12		Year Ended 9/30/11
Net asset value, beginning of period	$16.47		$21.72		$23.33		$23.68	$22.83		$26.34

Income (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.59	(b)	0.46		0.44	0.42		0.42
Net realized and unrealized gain (loss) (c)	1.08		(5.23)		(1.40)		(0.31)	0.87		(3.51)

Total from investment operations	1.21		(4.64)		(0.94)		0.13	1.29		(3.09)

Net equalization credits and charges (a)	0.00	(d)	0.00	(d)	(0.00	)(d)	(0.01)	0.01		(0.03)

Distributions to shareholders from:
Net investment income	(0.12)		(0.61)		(0.67)		(0.47)	(0.45)		(0.39)

Net asset value, end of period	$17.56		$16.47		$21.72		$23.33	$23.68		$22.83

Total return (e)	7.36%		(21.82	)%(b)	(4.19)%		0.43%	5.79%		(12.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,389		$4,940		$7,603		$9,333	$11,842		$19,403
Ratios to average net assets:
Total expenses	0.40	%(f)	0.45%		0.52%		0.50%	0.50%		0.51%
Net investment income (loss)	1.52	%(f)	2.88	%(b)	1.95%		1.90%	1.77%		1.42%
Portfolio turnover rate (g)	3%		2%		15%		8%	0	%(h)	1%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.13 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2015, the total return would have been (22.96)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Technology Sector ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15		Year Ended 9/30/14		Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$29.16		$31.48		$30.02		$24.18	$22.00	$24.76

Income (loss) from investment operations:
Net investment income (loss) (a)	0.12		0.37		0.32		0.31	0.29	0.34
Net realized and unrealized gain (loss) (b)	2.02		(2.40)		1.62		5.89	2.37	(2.68)

Total from investment operations	2.14		(2.03)		1.94		6.20	2.66	(2.34)

Net equalization credits and charges (a)	0.02		(0.00	)(c)	(0.00	)(c)	(0.06)	(0.03)	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.27)		(0.29)		(0.48)		(0.30)	(0.31)	(0.33)
Net realized gains	—		—		—		—	(0.14)	(0.09)

Total distributions	(0.27)		(0.29)		(0.48)		(0.30)	(0.45)	(0.42)

Net asset value, end of period	$31.05		$29.16		$31.48		$30.02	$24.18	$22.00

Total return (d)	7.40%		(6.50)%		6.43%		25.54%	12.06%	(9.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,315		$10,206		$12,591		$12,007	$10,881	$18,702
Ratios to average net assets:
Total expenses	0.40	%(e)	0.45%		0.53%		0.50%	0.50%	0.51%
Net investment income (loss)	0.82	%(e)	1.14%		1.00%		1.13%	1.21%	1.27%
Portfolio turnover rate (f)	2%		5%		4%		13%	6%	1%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Telecommunications Sector ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14		Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$24.20		$25.63	$26.89		$22.82	$22.65	$24.30

Income (loss) from investment operations:
Net investment income (loss) (a)	0.25		0.77	3.19	(b)	0.98	1.45	1.22	(c)
Net realized and unrealized gain (loss) (d)	1.36		(1.41)	(1.01)		4.01	0.10	(1.54)

Total from investment operations	1.61		(0.64)	2.18		4.99	1.55	(0.32)

Net equalization credits and charges (a)	(0.01)		(0.01)	(0.10)		0.01	(0.01)	0.01

Distributions to shareholders from:
Net investment income	(0.34)		(0.78)	(3.34)		(0.93)	(1.37)	(1.34)

Net asset value, end of period	$25.46		$24.20	$25.63		$26.89	$22.82	$22.65

Total return (e)	6.64%		(2.70)%	7.43	%(b)	22.68%	7.23%	(1.66	)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,554		$36,300	$43,565		$33,618	$25,098	$12,458
Ratios to average net assets:
Total expenses	0.40	%(f)	0.44%	0.51%		0.50%	0.50%	0.51%
Net investment income (loss)	2.03	%(f)	2.94%	11.54	%(b)	4.18%	6.48%	4.84	%(c)
Portfolio turnover rate (g)	1%		21%	16%		7%	3%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $2.29 per share and 8.27% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 0.02%.
(c)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.34% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (2.00)%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Utilities Sector ETF
	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$15.95		$18.81	$17.72	$16.39	$17.38	$20.55

Income (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.60	0.69	0.65	0.85	0.92	(b)
Net realized and unrealized gain (loss) (c)	0.41		(2.82)	1.04	1.33	(1.24)	(3.20)

Total from investment operations	0.58		(2.22)	1.73	1.98	(0.39)	(2.28)

Net equalization credits and charges (a)	0.02		(0.01)	0.02	0.06	0.14	0.02

Distributions to shareholders from:
Net investment income	(0.16)		(0.63)	(0.66)	(0.71)	(0.74)	(0.91)

Net asset value, end of period	$16.39		$15.95	$18.81	$17.72	$16.39	$17.38

Total return (d)	3.76%		(11.98)%	9.86%	12.79%	(1.30)%	(11.45	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50,799		$27,114	$69,587	$39,868	$25,403	$9,561
Ratios to average net assets:
Total expenses	0.40	%(e)	0.45%	0.50%	0.50%	0.50%	0.51%
Net investment income (loss)	2.17	%(e)	3.38%	3.65%	3.87%	5.15%	4.49	%(b)
Portfolio turnover rate (f)	2%		6%	8%	1%	8%	2%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.39% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (11.75)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 14, 2002.

As of March 31, 2016, the Trust offered fifty-six (56) portfolios, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of unlimited number of shares of beneficial interest at a $0.01 par value. The financial statements herein relate to the following Funds (each a “Fund” and collectively the “Funds”):

SPDR STOXX Europe 50 ETF

SPDR EURO STOXX 50 ETF

SPDR EURO STOXX Small Cap ETF

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR MSCI International Real Estate Currency Hedged ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Russia ETF

SPDR S&P China ETF

SPDR MSCI China A Shares IMI ETF

SPDR S&P Emerging Markets ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P BRIC 40 ETF

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Latin America ETF

SPDR S&P Emerging Middle East & Africa ETF

SPDR S&P World ex-US ETF

SPDR S&P International Small Cap ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P Global Infrastructure ETF

SPDR S&P Global Natural Resources ETF

SPDR S&P North American Natural Resources ETF

SPDR MSCI ACWI ex-US ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI EM 50 ETF

SPDR MSCI EM Beyond BRIC ETF

SPDR MSCI EAFE Quality Mix ETF

SPDR MSCI Emerging Markets Quality Mix ETF

SPDR MSCI World Quality Mix ETF

SPDR MSCI Australia Quality Mix ETF

SPDR MSCI Canada Quality Mix ETF

SPDR MSCI Germany Quality Mix ETF

SPDR MSCI Japan Quality Mix ETF

SPDR MSCI Mexico Quality Mix ETF

SPDR MSCI South Korea Quality Mix ETF

SPDR MSCI Spain Quality Mix ETF

SPDR MSCI Taiwan Quality Mix ETF

SPDR MSCI United Kingdom Quality Mix ETF

SPDR Russell/Nomura PRIME Japan ETF

SPDR Russell/Nomura Small Cap Japan ETF

SPDR S&P Global Dividend ETF

SPDR S&P International Dividend ETF

SPDR S&P International Mid Cap ETF

SPDR S&P Emerging Markets Small Cap ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

Each fund is classified as a non-diversified investment company under the 1940 Act.

SPDR MSCI China A Shares IMI ETF was formed on October 28, 2015 and commenced operations on October 29, 2015. SPDR S&P North American Natural Resources ETF was formed on December 15, 2015 and commenced operations on December 16, 2015.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with their procedures to stabilize net asset value.

•	Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

•	Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark indices, which in turn could result in a difference between a Fund’s performance and the performance of the Funds’ benchmark indices. Various inputs are used in determining the value of the Funds’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the six months ended March 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income, if any, is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses, which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Equalization

Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilize equalization:

SPDR STOXX Europe 50 ETF

SPDR EURO STOXX 50 ETF

SPDR EURO STOXX Small Cap ETF

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P North American Natural Resources ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI Australia Quality Mix ETF

SPDR MSCI Canada Quality Mix

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

SPDR MSCI Germany Quality Mix ETF

SPDR MSCI Japan Quality Mix ETF

SPDR MSCI Spain Quality Mix ETF

SPDR MSCI United Kingdom Quality Mix ETF

SPDR S&P Global Dividend ETF

SPDR S&P International Dividend ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

Foreign	Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Funds do not isolate the effect of fluctuations in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Foreign	Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Futures

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipt or payment is recorded by the Funds for financial statement purposes as part of unrealized gains or losses, and is recorded on the Statements of Assets and Liabilities as Variation margin for open futures contracts. The Funds recognize a realized gain or loss when a contract is closed, which is recorded on the Statements of Operations. The risk of loss in trading futures contracts in some strategies is potentially unlimited.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2016, the following Funds entered into futures contracts for the strategies listed below:

Funds	Strategies
SPDR EURO STOXX 50 Currency Hedged ETF	Return enhancement, hedging and exposing cash reserves to markets
SPDR S&P Emerging Markets ETF	Return enhancement, hedging and exposing cash reserves to markets

Forward Foreign Currency Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Forward foreign currency contracts are valued based

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

on that day’s prevailing forward exchange rate for the underlying currencies and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended March 31, 2016, the following Funds entered into forward foreign currency contracts for the strategies listed below:

Funds	Strategies
SPDR EURO STOXX 50 Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies
SPDR S&P International Dividend Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies
SPDR MSCI International Real Estate Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies

The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2016 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Contracts (a)	$37,157	$—	$37,157
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Contracts (a)	4,756	—	4,756
SPDR MSCI International Real Estate Currency Hedged ETF
Forward Foreign Currency Contracts (a)	813	—	813
SPDR S&P Emerging Markets ETF
Futures Contracts (b)	—	2,318	2,318

(a)	Unrealized appreciation on forward foreign currency contracts.
(b)	Unrealized appreciation on open futures contracts.

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Contracts (a)	$—	$(555,777)	$—	$—	$—	$(555,777)
Futures Contracts (b)	—	—	—	(2,758)	—	(2,758)
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Contracts (a)	—	(182,192)	—	—	—	(182,192)
SPDR MSCI International Real Estate Currency Hedged ETF
Forward Foreign Currency Contracts (a)	—	(127,218)	—	—	—	(127,218)

(a)	Unrealized depreciation on forward foreign currency contracts.
(b)	Unrealized depreciation on open futures contracts.

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Contracts (a)	$—	$129,803	$—	$—	$—	$129,803
Futures Contracts (b)	—	—	—	(3,805)	—	(3,805)
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Contracts (a)	—	71,471	—	—	—	71,471
SPDR MSCI International Real Estate Currency Hedged ETF
Forward Foreign Currency Contracts (a)	—	22,301	—	—	—	22,301
SPDR S&P Emerging Markets ETF
Futures Contracts (b)	—	—	—	25,892	—	25,892

(a)	Net realized gain (loss) on forward foreign currency transactions.
(b)	Net realized gain (loss) on futures contracts.

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk (b)	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Contracts (a)	$—	$(549,102)	$—	$—	$—	$(549,102)
Futures Contracts (b)	—	—	—	401	—	401
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Contracts (a)	—	(177,436)	—	—	—	(177,436)
SPDR MSCI International Real Estate Currency Hedged ETF
Forward Foreign Currency Contracts (a)	—	(159,434)	—	—	—	(159,434)
SPDR S&P Emerging Markets ETF
Futures Contracts (b)	—	—	—	4,307	—	4,307

(a)	Unrealized depreciation on forward foreign currency contracts.
(b)	Net change in unrealized appreciation (depreciation) on futures contracts.

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at March 31, 2016.

SPDR EURO STOXX 50 Currency Hedged ETF

Offsetting of Financial Assets and Derivative Assets
Forward Foreign Currency Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$19	$(19)	$—	$—
BNP Paribas SA	35	(35)	—	—
Goldman Sachs Capital Markets L.P.	6,852	(6,852)	—	—
HSBC Bank USA	1	—	—	1
Royal Bank of Canada	30,202	(2,567)	—	27,635
Standard Chartered Bank	48	(48)	—	—

	$37,157	$(9,521)	$—	$27,636

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities

Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(110,660)	$19	$—	$(110,641)
BNP Paribas SA	(110,614)	35	—	(110,579)
Citibank N.A.	(42)	—	—	(42)
Goldman Sachs Capital Markets L.P.	(110,647)	6,852	—	(103,795)
Royal Bank of Canada	(2,567)	2,567	—	—
Societe Generale	(110,622)	—	—	(110,622)
Standard Chartered Bank	(110,625)	48	—	(110,577)

	$(555,777)	$9,521	$—	$(546,256)

SPDR S&P International Dividend Currency Hedged ETF

Offsetting of Financial Assets and Derivative Assets
Forward Foreign Currency Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$11	$(11)	$—	$—
BNP Paribas SA	6	(6)	—	—
Citibank N.A.	109	(100)	—	9
HSBC Bank USA	2	(2)	—	—
Royal Bank of Canada	4,599	(2,550)	—	2,049
Societe Generale	1	(1)	—	—
Standard Chartered Bank	28	(28)	—	—

	$4,756	$(2,698)	$—	$2,058

Offsetting of Financial Liabilities and Derivative Liabilities
Forward Foreign Currency Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(21,954)	$11	$—	$(21,943)
BNP Paribas SA	(33,197)	6	—	(33,191)
Citibank N.A.	(100)	100	—	—
Goldman Sachs Capital Markets L.P.	(17,566)	—	—	(17,566)
HSBC Bank USA	(9)	2	—	(7)
Royal Bank of Canada	(2,550)	2,550	—	—
Societe Generale	(39,635)	1	—	(39,634)
Standard Chartered Bank	(67,181)	28	—	(67,153)

	$(182,192)	$2,698	$—	$(179,494)

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

SPDR MSCI International Real Estate Currency Hedged ETF

Offsetting of Financial Assets and Derivative Assets
Forward Foreign Currency Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$77	$(77)	$—	$—
BNP Paribas SA	1	(1)	—	—
Goldman Sachs Capital Markets L.P.	14	(14)	—	—
HSBC Bank USA	1	(1)	—	—
Royal Bank of Canada	698	(698)	—	—
Standard Chartered Bank	22	(22)	—	—

	$813	$(813)	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Forward Foreign Currency Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(13,092)	$77	$—	$(13,015)
BNP Paribas SA	(22,415)	1	—	(22,414)
Citibank N.A.	(192)	—	—	(192)
Goldman Sachs Capital Markets L.P.	(37,792)	14	—	(37,778)
HSBC Bank USA	(9)	1	—	(8)
Royal Bank of Canada	(2,199)	698	—	(1,501)
Societe Generale	(2,532)	—	—	(2,532)
Standard Chartered Bank	(48,987)	22	—	(48,965)

	$(127,218)	$813	$—	$(126,405)

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, each Fund will not be subject to federal excise tax. Income and capital gain distributions, if any, are determined in accordance with income tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITs and losses deferred due to wash sales.

Additionally, based on SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SSGA FM has reviewed the tax positions for the open tax years as of September 30, 2015 and has determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years, as applicable, remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

under examination. Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax provisions that require recognition of tax liability.

At September 30, 2015, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

	2016	2017	2018	2019	Non-Expiring Short Term	Non-Expiring Long Term
SPDR STOXX Europe 50 ETF	$—	$5,783,115	$6,195,941	$2,032,222	$2,379,500	$19,496,678
SPDR EURO STOXX 50 ETF	—	6,389,360	14,945,357	8,709,645	31,888,622	163,156,886
SPDR EURO STOXX Small Cap ETF	—	—	—	—	875,818	107,373
SPDR S&P Emerging Asia Pacific ETF	—	—	—	—	14,632,463	44,958,836
SPDR S&P Russia ETF	—	—	—	—	1,583,765	4,738,224
SPDR S&P China ETF	—	2,685,375	3,455,043	20,718,358	15,263,376	72,159,488
SPDR S&P Emerging Markets ETF	—	—	—	—	2,457,347	17,884,501
SPDR S&P Emerging Markets Dividend ETF	—	—	—	362,314	84,660,059	101,074,935
SPDR S&P BRIC 40 ETF	—	399,946	37,661,979	9,992,324	5,134,185	46,618,991
SPDR S&P Emerging Europe ETF	—	5,912,354	8,992,073	9,348,438	1,408,653	18,434,447
SPDR S&P Emerging Latin America ETF	—	3,111,521	3,011,913	2,259,987	2,918,792	8,208,771
SPDR S&P Emerging Middle East & Africa ETF	—	1,967,866	10,818,456	1,720,229	1,020,109	8,067,509
SPDR Dow Jones International Real Estate ETF	2,568,760	37,378,612	162,058,595	64,649,806	63,152,390	348,296,416
SPDR S&P Global Infrastructure ETF	—	246,762	3,044,553	1,744,492	265,543	12,455,470
SPDR S&P Global Natural Resources ETF	—	—	—	—	21,304,614	76,888,168
SPDR MSCI ACWI ex-US ETF	—	2,856,017	36,957,682	2,453,209	3,589,192	25,543,676
SPDR MSCI EM 50 ETF	—	—	—	—	49,303	178,202
SPDR MSCI EM Beyond BRIC ETF	—	—	—	—	—	3,817
SPDR MSCI EAFE Quality Mix ETF	—	—	—	—	28,213	772
SPDR MSCI Emerging Markets Quality Mix ETF	—	—	—	—	628,908	7,148
SPDR MSCI Australia Quality Mix ETF	—	—	—	—	62,055	2,036
SPDR MSCI Canada Quality Mix ETF	—	—	—	—	50,026	—
SPDR MSCI Germany Quality Mix ETF	—	—	—	—	120,700	657
SPDR MSCI Mexico Quality Mix ETF	—	—	—	—	15,667	—
SPDR MSCI South Korea Quality Mix ETF	—	—	—	—	24,894	—
SPDR MSCI Spain Quality Mix ETF	—	—	—	—	80,102	6,416
SPDR MSCI United Kingdom Quality Mix ETF	—	—	—	—	91,233	2,666
SPDR Russell/Nomura PRIME Japan ETF	—	367,543	574,285	91,148	9,646	741,182
SPDR Russell/Nomura Small Cap Japan ETF	—	1,812,297	3,384,327	20,536	136,023	1,767,707
SPDR S&P International Dividend ETF	—	—	13,759,514	—	142,328,414	194,513,294
SPDR S&P International Mid Cap ETF	—	—	—	—	1,777,369	2,879,406
SPDR S&P Emerging Markets Small Cap ETF	—	—	—	—	443,923	47,843,546
SPDR Dow Jones Global Real Estate ETF	—	103,944	4,030,131	1,089,710	15,902,031	1,807,525
SPDR S&P International Consumer Staples Sector ETF	—	—	—	1,783	36,980	62,069
SPDR S&P International Energy Sector ETF	—	4,624	119,106	316,377	69,240	1,018,093
SPDR S&P International Financial Sector ETF	—	39,777	563,054	43,972	67,883	542,975
SPDR S&P International Industrial Sector ETF	—	4,087	41,800	85,376	76,533	957,703
SPDR S&P International Materials Sector ETF	—	60,733	154,398	205,070	4,717	648,452
SPDR S&P International Technology Sector ETF	—	—	—	—	46	279,949
SPDR S&P International Telecommunications Sector ETF	—	2,618	97,364	213,502	409,574	2,528,317
SPDR S&P International Utilities Sector ETF	—	16,137	130,798	182,287	133,708	3,733,468

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October Capital Loss Deferral	Late Year Ordinary Loss Deferral
SPDR Dow Jones Global Real Estate ETF	$—	$(7,199,645)
SPDR Dow Jones International Real Estate ETF	—	(2,647,687)
SPDR S&P Emerging Markets Dividend ETF	—	(700,023)
SPDR S&P International Consumer Staples Sector ETF	—	(2,110)
SPDR S&P International Utilities Sector ETF	—	32,765

Distributions

The following Funds declare and distribute dividends from net investment income, if any, to shareholders quarterly:

SPDR STOXX Europe 50 ETF

SPDR EURO STOXX 50 ETF

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR MSCI International Real Estate Currency Hedged ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR MSCI China A Shares IMI ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P Global Dividend ETF

SPDR S&P International Dividend ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

The following Funds declare and distribute dividends from net investment income, if any, to shareholders semi-annually:

SPDR EURO STOXX Small Cap ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Russia ETF

SPDR S&P China ETF

SPDR S&P Emerging Markets ETF

SPDR S&P BRIC 40 ETF

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Latin America ETF

SPDR S&P Emerging Middle East & Africa ETF

SPDR S&P World ex-US ETF

SPDR S&P International Small Cap ETF

SPDR S&P Global Infrastructure ETF

SPDR S&P Global Natural Resources ETF

SPDR S&P North American Natural Resources ETF

SPDR MSCI ACWI ex-US ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI EM 50 ETF

SPDR MSCI EM Beyond BRIC ETF

SPDR MSCI EAFE Quality Mix ETF

SPDR MSCI Emerging Markets Quality Mix ETF

SPDR MSCI World Quality Mix ETF

SPDR MSCI Australia Quality Mix ETF

SPDR MSCI Canada Quality Mix ETF

SPDR MSCI Germany Quality Mix ETF

SPDR MSCI Japan Quality Mix ETF

SPDR MSCI Mexico Quality Mix ETF

SPDR MSCI South Korea Quality Mix ETF

SPDR MSCI Spain Quality Mix ETF

SPDR MSCI Taiwan Quality Mix ETF

SPDR MSCI United Kingdom Quality Mix ETF

SPDR Russell/Nomura PRIME Japan ETF

SPDR Russell/Nomura Small Cap Japan ETF

SPDR S&P International Mid Cap ETF

SPDR S&P Emerging Markets Small Cap ETF

Each Fund declares and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

3.	Fees and Compensation paid to Affiliates and other Related Party Transactions

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR EURO STOXX Small Cap ETF	0.45
SPDR EURO STOXX 50 Currency Hedged ETF	0.32
SPDR S&P International Dividend Currency Hedged ETF	0.48
SPDR MSCI International Real Estate Currency Hedged ETF	0.48
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR MSCI China A Shares IMI ETF	0.65
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P BRIC 40 ETF	0.49
SPDR S&P Emerging Europe ETF	0.49
SPDR S&P Emerging Latin America ETF	0.49
SPDR S&P Emerging Middle East & Africa ETF	0.49
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.40
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
SPDR MSCI ACWI ex-US ETF	0.34
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI ACWI Low Carbon Target ETF	0.30
SPDR MSCI EM 50 ETF	0.50
SPDR MSCI EM Beyond BRIC ETF	0.49
SPDR MSCI EAFE Quality Mix ETF	0.30
SPDR MSCI Emerging Markets Quality Mix ETF	0.30
SPDR MSCI World Quality Mix ETF	0.30
SPDR MSCI Australia Quality Mix ETF	0.30
SPDR MSCI Canada Quality Mix ETF	0.30
SPDR MSCI Germany Quality Mix ETF	0.30
SPDR MSCI Japan Quality Mix ETF	0.30
SPDR MSCI Mexico Quality Mix ETF	0.40
SPDR MSCI South Korea Quality Mix ETF	0.40
SPDR MSCI Spain Quality Mix ETF	0.30
SPDR MSCI Taiwan Quality Mix ETF	0.40
SPDR MSCI United Kingdom Quality Mix ETF	0.30

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

Annual Rate
SPDR Russell/Nomura PRIME Japan ETF	0.30%
SPDR Russell/Nomura Small Cap Japan ETF	0.40
SPDR S&P Global Dividend ETF	0.40
SPDR S&P International Dividend ETF	0.45
SPDR S&P International Mid Cap ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P International Consumer Discretionary Sector ETF	0.40
SPDR S&P International Consumer Staples Sector ETF	0.40
SPDR S&P International Energy Sector ETF	0.40
SPDR S&P International Financial Sector ETF	0.40
SPDR S&P International Health Care Sector ETF	0.40
SPDR S&P International Industrial Sector ETF	0.40
SPDR S&P International Materials Sector ETF	0.40
SPDR S&P International Technology Sector ETF	0.40
SPDR S&P International Telecommunications Sector ETF	0.40
SPDR S&P International Utilities Sector ETF	0.40

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees, acquired fund fees and expenses, litigation expenses and other extraordinary expenses).

The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2017, so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF and the SPDR MSCI ACWI Low Carbon Target ETF will be limited to 0.30% and 0.20%, respectively, of each Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of the Fund and, therefore, do not include the Fund’s acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2017, the waiver may be cancelled or modified at any time. For the period ended March 31, 2016, SPDR MSCI ACWI ex-US ETF and the SPDR MSCI ACWI Low Carbon Target ETF waived $157,205 and $42,874, respectively.

For the SPDR EURO STOXX 50 Currency Hedged ETF and the SPDR S&P International Dividend Currency Hedged ETF, the Adviser has contractually agreed to waive its advisory fee and/or reimburse certain expenses in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in the underlying fund, until January 31, 2017. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2017, the waiver may be cancelled or modified at any time. The waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board. For the period ended March 31, 2016, SPDR EURO STOXX 50 Currency Hedged ETF and the SPDR S&P International Dividend Currency Hedged ETF waived $13,994 and $8,666, respectively.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 10 for additional information regarding securities lending.

For the six months ended March 31, 2016, State Street earned securities lending agent fees as follows:

Securities Lending Agent Fees
SPDR STOXX Europe 50 ETF	$9,145
SPDR EURO STOXX 50 ETF	177,227
SPDR S&P Emerging Asia Pacific ETF	38,840
SPDR S&P China ETF	160,194
SPDR S&P Emerging Markets ETF	12,982
SPDR S&P Emerging Markets Dividend ETF	25,709
SPDR S&P BRIC 40 ETF	1,655
SPDR S&P Emerging Europe ETF	103
SPDR S&P Emerging Latin America ETF	2,787
SPDR S&P Emerging Middle East & Africa ETF	875
SPDR S&P World ex-US ETF	53,193
SPDR S&P International Small Cap ETF	195,803
SPDR Dow Jones International Real Estate ETF	81,832
SPDR S&P Global Infrastructure ETF	3,391
SPDR S&P Global Natural Resources ETF	41,536
SPDR MSCI ACWI ex-US ETF	42,984
SPDR MSCI ACWI IMI ETF	1,718
SPDR MSCI EM 50 ETF	105
SPDR MSCI EM Beyond BRIC ETF	36
SPDR Russell/Nomura PRIME Japan ETF	1,081
SPDR Russell/Nomura Small Cap Japan ETF	9,242
SPDR S&P Global Dividend ETF	7,388
SPDR S&P International Dividend ETF	203,859
SPDR S&P International Mid Cap ETF	5,548
SPDR S&P Emerging Markets Small Cap ETF	86,934
SPDR Dow Jones Global Real Estate ETF	22,226
SPDR S&P International Consumer Discretionary Sector ETF	778
SPDR S&P International Consumer Staples Sector ETF	852
SPDR S&P International Energy Sector ETF	4,089
SPDR S&P International Financial Sector ETF	576
SPDR S&P International Health Care Sector ETF	4,641
SPDR S&P International Industrial Sector ETF	1,286
SPDR S&P International Materials Sector ETF	286
SPDR S&P International Technology Sector ETF	1,169
SPDR S&P International Telecommunications Sector ETF	2,140
SPDR S&P International Utilities Sector ETF	2,227

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2016 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid authorized participants in certain creation and redemption activities for which the Distributor receives commissions from authorized participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of authorized participants.

Transactions with Affiliates

The following Funds invested in an affiliated company, State Street Corp. Amounts relating to these investments at March 31, 2016 and for the period then ended are:

State Street Corporation	Number of Shares Held at 9/30/15	Value at 9/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income
			Cost	Shares	Proceeds	Shares
SPDR MSCI ACWI IMI ETF	619	$41,603	$6,200	105	$—	—	724	$42,368	$457
SPDR MSCI ACWI Low Carbon Target ETF	1,188	79,845	5,642	99	—	—	1,287	75,315	842
SPDR MSCI World Quality Mix ETF	36	2,420	—	—	—	—	36	2,107	25

The following Funds invested in an affiliated fund. Amounts relating to these investments at March 31, 2016 and for the period then ended are:

SPDR EURO STOXX 50 Currency Hedged ETF	Number of Shares Held at 9/30/15	Value at 9/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain/Loss
			Cost	Shares	Proceeds	Shares
SPDR EURO STOXX 50 ETF	197,566	$6,687,609	$7,511,111	219,671	$2,807,743	81,976	335,261	$11,140,723	$68,728	$(157,080)

SPDR S&P International Dividend Currency Hedged ETF	Number of Shares Held at 9/30/15	Value at 9/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain/Loss
			Cost	Shares	Proceeds	Shares
SPDR S&P International Dividend ETF	114,286	$3,881,153	$186,491	5,600	$342,555	9,992	109,894	$3,853,983	$68,216	$(10,300)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”) and State Street Institutional U.S. Government Money Market Fund — Premier Class (“U.S. Government Money Market Fund”), both series of State Street Institutional Investment Trust. The Liquid Reserves Fund and U.S. Government Money Market Fund are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio and the State Street U.S. Government Money Market Portfolio (“Master Portfolios”). The Liquid Reserves Fund and U.S. Government Money Market Fund do not pay an investment advisory fee to the Adviser, but the Master Portfolios in which they invest pay an investment advisory fee to the Adviser. The Liquid Reserves Fund and U.S. Government Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in the Prime Portfolio, for which SSGA FM serves as the investment adviser.

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

Amounts related to investments in Liquid Reserves Fund, U.S. Government Money Market Fund and/or Prime Portfolio at March 31, 2016 and for the period then ended are:

Liquid Reserves Fund	Number of Shares Held at 9/30/15	Value at 9/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Income
			Cost	Shares	Proceeds	Shares
SPDR STOXX Europe 50 ETF	251,986	$251,986	$3,154,794	3,154,794	$3,324,827	3,324,827	81,953	$81,953	$304
SPDR EURO STOXX 50 ETF	278,198	278,198	27,342,798	27,342,798	27,214,621	27,214,621	406,375	406,375	1,894
SPDR EURO STOXX Small Cap ETF	1,463	1,463	32,643	32,643	31,131	31,131	2,975	2,975	2
SPDR EURO STOXX 50 Currency Hedged ETF	113,782	113,782	2,422,773	2,422,773	2,403,697	2,403,697	132,858	132,858	163
SPDR S&P International Dividend Currency Hedged ETF	14,218	14,218	148,319	148,319	154,645	154,645	7,892	7,892	9
SPDR MSCI International Real Estate Currency Hedged ETF	2,435	2,435	217,685	217,685	210,927	210,927	9,193	9,193	18
SPDR S&P Emerging Asia Pacific ETF	144,386	144,386	28,032,806	28,032,806	27,286,842	27,286,842	890,350	890,350	1,271
SPDR S&P Russia ETF	46,732	46,732	2,161,895	2,161,895	2,127,740	2,127,740	80,887	80,887	241
SPDR S&P China ETF	8,325	8,325	25,129,647	25,129,647	23,191,203	23,191,203	1,946,769	1,946,769	1,915
SPDR MSCI China A Shares IMI ETF	—	—	13,456	13,456	12,264	12,264	1,192	1,192	3
SPDR S&P Emerging Markets Dividend ETF	—	—	37,011,382	37,011,382	36,977,602	36,977,602	33,780	33,780	860
SPDR S&P BRIC 40 ETF	153,764	153,764	1,454,937	1,454,937	1,415,659	1,415,659	193,042	193,042	132
SPDR S&P Emerging Europe ETF	—	—	2,233,160	2,233,160	2,150,011	2,150,011	83,149	83,149	146
SPDR S&P Emerging Latin America ETF	31,061	31,061	522,115	522,115	449,207	449,207	103,969	103,969	58
SPDR S&P Emerging Middle East & Africa ETF	149,623	149,623	2,463,601	2,463,601	2,613,224	2,613,224	—	—	64
SPDR S&P World ex-US ETF	363,149	363,149	12,518,440	12,518,440	12,603,772	12,603,772	277,817	277,817	1,184
SPDR S&P International Small Cap ETF	675,295	675,295	21,892,555	21,892,555	22,001,606	22,001,606	566,244	566,244	2,103
SPDR Dow Jones International Real Estate ETF	412,581	412,581	70,903,776	70,903,776	68,655,029	68,655,029	2,661,328	2,661,328	6,854
SPDR S&P Global Infrastructure ETF	48,040	48,040	2,053,001	2,053,001	2,016,766	2,016,766	84,275	84,275	159
SPDR S&P Global Natural Resources ETF	618,093	618,093	24,912,565	24,912,565	24,828,355	24,828,355	702,303	702,303	1,596
SPDR S&P North American Natural Resources ETF	—	—	10,666,559	10,666,559	9,840,216	9,840,216	826,343	826,343	882
SPDR MSCI ACWI IMI ETF	139,125	139,125	957,887	957,887	931,409	931,409	165,603	165,603	153
SPDR MSCI ACWI Low Carbon Target ETF	147,924	147,924	1,964,089	1,964,089	1,812,761	1,812,761	299,252	299,252	315
SPDR MSCI EM 50 ETF	7,182	7,182	301,398	301,398	300,547	300,547	8,033	8,033	8
SPDR MSCI EM Beyond BRIC ETF	3,195	3,195	100,988	100,988	103,359	103,359	824	824	5
SPDR MSCI EAFE Quality Mix ETF	530	530	75,265	75,265	74,036	74,036	1,759	1,759	5
SPDR MSCI Emerging Markets Quality Mix ETF	—	—	4,953,467	4,953,467	4,912,628	4,912,628	40,839	40,839	348
SPDR MSCI World Quality Mix ETF	16,482	16,482	219,227	219,227	202,281	202,281	33,428	33,428	33
SPDR MSCI Australia Quality Mix ETF	1,749	1,749	248,657	248,657	250,054	250,054	352	352	23
SPDR MSCI Canada Quality Mix ETF	6,707	6,707	163,168	163,168	160,902	160,902	8,973	8,973	17
SPDR MSCI Germany Quality Mix ETF	1	1	9,289	9,289	8,549	8,549	741	741	1
SPDR MSCI Japan Quality Mix ETF	4,203	4,203	111,463	111,463	114,267	114,267	1,399	1,399	11
SPDR MSCI Mexico Quality Mix ETF	964	964	34,950	34,950	32,726	32,726	3,188	3,188	4
SPDR MSCI South Korea Quality Mix ETF	689	689	6,541	6,541	5,255	5,255	1,975	1,975	2
SPDR MSCI Spain Quality Mix ETF	328	328	62,850	62,850	61,342	61,342	1,836	1,836	7
SPDR MSCI Taiwan Quality Mix ETF	484	484	244,847	244,847	235,349	235,349	9,982	9,982	27
SPDR MSCI United Kingdom Quality Mix ETF	983	983	47,437	47,437	46,380	46,380	2,040	2,040	6
SPDR Russell/Nomura PRIME Japan ETF	24,674	24,674	316,408	316,408	328,265	328,265	12,817	12,817	29
SPDR Russell/Nomura Small Cap Japan ETF	85,999	85,999	510,186	510,186	568,734	568,734	27,451	27,451	51
SPDR S&P Global Dividend ETF	47,526	47,526	8,112,673	8,112,673	7,853,234	7,853,234	306,965	306,965	246
SPDR S&P International Dividend ETF	1,284,078	1,284,078	52,334,655	52,334,655	52,204,050	52,204,050	1,414,683	1,414,683	2,035
SPDR S&P International Mid Cap ETF	37,447	37,447	671,471	671,471	650,663	650,663	58,255	58,255	69
SPDR S&P Emerging Markets Small Cap ETF	—	—	26,722,597	26,722,597	25,916,344	25,916,344	806,253	806,253	1,149

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

Liquid Reserves Fund	Number of Shares Held at 9/30/15	Value at 9/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Income
			Cost	Shares	Proceeds	Shares
SPDR Dow Jones Global Real Estate ETF	3,964,339	$3,964,339	$73,079,275	73,079,275	$73,781,182	73,781,182	3,262,432	$3,262,432	$6,298
SPDR S&P International Consumer Discretionary Sector ETF	46,679	46,679	245,884	245,884	289,471	289,471	3,092	3,092	29
SPDR S&P International Consumer Staples Sector ETF	25,992	25,992	307,162	307,162	328,974	328,974	4,180	4,180	41
SPDR S&P International Energy Sector ETF	14,517	14,517	697,914	697,914	703,666	703,666	8,765	8,765	51
SPDR S&P International Financial Sector ETF	—	—	403,723	403,723	363,313	363,313	40,410	40,410	37
SPDR S&P International Health Care Sector ETF	32,337	32,337	1,085,145	1,085,145	1,109,685	1,109,685	7,797	7,797	145
SPDR S&P International Industrial Sector ETF	21,793	21,793	275,539	275,539	278,501	278,501	18,831	18,831	31
SPDR S&P International Materials Sector ETF	22,679	22,679	29,183	29,183	51,393	51,393	469	469	13
SPDR S&P International Technology Sector ETF	11,633	11,633	172,848	172,848	182,890	182,890	1,591	1,591	19
SPDR S&P International Telecommunications Sector ETF	30,521	30,521	559,441	559,441	588,757	588,757	1,205	1,205	91
SPDR S&P International Utilities Sector ETF	—	—	516,473	516,473	507,485	507,485	8,988	8,988	29

Prime Portfolio	Number of Shares Held at 9/30/15	Value at 9/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Income
			Cost	Shares	Proceeds	Shares
SPDR STOXX Europe 50 ETF	—	$—	$51,454,120	51,454,120	$51,454,120	51,454,120	—	$—	$51,240
SPDR EURO STOXX 50 ETF	29,979,227	29,979,227	788,319,788	788,319,788	777,718,440	777,718,440	40,580,575	40,580,575	985,234
SPDR S&P Emerging Asia Pacific ETF	24,557,557	24,557,557	26,977,351	26,977,351	38,293,769	38,293,769	13,241,139	13,241,139	181,721
SPDR S&P China ETF	100,160,856	100,160,856	71,572,637	71,572,637	115,861,091	115,861,091	55,872,402	55,872,402	754,963
SPDR S&P Emerging Markets ETF	12,858,812	12,858,812	19,097,146	19,097,146	23,951,652	23,951,652	8,004,306	8,004,306	63,768
SPDR S&P Emerging Markets Dividend ETF	17,309,750	17,309,750	55,090,891	55,090,891	51,013,007	51,013,007	21,387,634	21,387,634	125,150
SPDR S&P BRIC 40 ETF	2,786,086	2,786,086	11,579,688	11,579,688	14,011,324	14,011,324	354,450	354,450	5,723
SPDR S&P Emerging Europe ETF	47,805	47,805	2,090,080	2,090,080	1,980,921	1,980,921	156,964	156,964	576
SPDR S&P Emerging Latin America ETF	1,984,900	1,984,900	13,045,784	13,045,784	12,096,656	12,096,656	2,934,028	2,934,028	14,825
SPDR S&P Emerging Middle East & Africa ETF	4,837,997	4,837,997	6,611,732	6,611,732	8,374,746	8,374,746	3,074,983	3,074,983	4,828
SPDR S&P World ex-US ETF	49,401,027	49,401,027	108,557,642	108,557,642	112,809,479	112,809,479	45,149,190	45,149,190	264,379
SPDR S&P International Small Cap ETF	123,921,999	123,921,999	84,894,072	84,894,072	90,074,111	90,074,111	118,741,960	118,741,960	1,019,285
SPDR Dow Jones International Real Estate ETF	77,123,206	77,123,206	1,048,887,117	1,048,887,117	996,966,739	996,966,739	129,043,584	129,043,584	374,535
SPDR S&P Global Infrastructure ETF	5,589,364	5,589,364	33,552,693	33,552,693	34,414,166	34,414,166	4,727,891	4,727,891	16,073
SPDR S&P Global Natural Resources ETF	52,819,846	52,819,846	226,991,589	226,991,589	219,773,985	219,773,985	60,037,450	60,037,450	200,521
SPDR MSCI ACWI ex-US ETF	38,237,835	38,237,835	110,209,516	110,209,516	109,800,566	109,800,566	38,646,785	38,646,785	218,266
SPDR MSCI ACWI IMI ETF	6,738,898	6,738,898	24,579,694	24,579,694	25,055,012	25,055,012	6,263,580	6,263,580	9,070
SPDR MSCI EM 50 ETF	428,141	428,141	1,328,294	1,328,294	1,381,575	1,381,575	374,860	374,860	535
SPDR MSCI EM Beyond BRIC ETF	97,002	97,002	272,896	272,896	259,057	259,057	110,841	110,841	206
SPDR Russell/Nomura PRIME Japan ETF	4,865,671	4,865,671	11,367,790	11,367,790	11,104,864	11,104,864	5,128,597	5,128,597	5,846
SPDR Russell/Nomura Small Cap Japan ETF	14,662,395	14,662,395	19,534,248	19,534,248	21,038,919	21,038,919	13,157,724	13,157,724	50,905
SPDR S&P Global Dividend ETF	10,950,786	10,950,786	42,488,719	42,488,719	43,551,367	43,551,367	9,888,138	9,888,138	37,705
SPDR S&P International Dividend ETF	153,680,936	153,680,936	321,341,587	321,341,587	344,693,406	344,693,406	130,329,117	130,329,117	1,036,021
SPDR S&P International Mid Cap ETF	6,425,112	6,425,112	15,986,283	15,986,283	14,102,762	14,102,762	8,308,633	8,308,633	30,061
SPDR S&P Emerging Markets Small Cap ETF	31,737,344	31,737,344	33,572,064	33,572,064	42,813,723	42,813,723	22,495,685	22,495,685	391,312
SPDR Dow Jones Global Real Estate ETF	20,157,461	20,157,461	342,696,474	342,696,474	319,203,503	319,203,503	43,650,432	43,650,432	117,427
SPDR S&P International Consumer Discretionary Sector ETF	2,025,769	2,025,769	6,430,418	6,430,418	7,127,108	7,127,108	1,329,079	1,329,079	4,083
SPDR S&P International Consumer Staples Sector ETF	3,446,144	3,446,144	9,059,335	9,059,335	10,120,914	10,120,914	2,384,565	2,384,565	4,643
SPDR S&P International Energy Sector ETF	3,434,341	3,434,341	13,754,403	13,754,403	15,678,208	15,678,208	1,510,536	1,510,536	20,934
SPDR S&P International Financial Sector ETF	1,200,411	1,200,411	3,186,261	3,186,261	4,052,120	4,052,120	334,552	334,552	2,705

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

Prime Portfolio	Number of Shares Held at 9/30/15	Value at 9/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Income
			Cost	Shares	Proceeds	Shares
SPDR S&P International Health Care Sector ETF	6,462,640	$6,462,640	$13,941,947	13,941,947	$15,724,513	15,724,513	4,680,074	$4,680,074	$25,933
SPDR S&P International Industrial Sector ETF	1,026,410	1,026,410	5,816,832	5,816,832	5,201,991	5,201,991	1,641,251	1,641,251	6,770
SPDR S&P International Materials Sector ETF	620,519	620,519	1,777,885	1,777,885	1,948,897	1,948,897	449,507	449,507	1,467
SPDR S&P International Technology Sector ETF	1,359,852	1,359,852	5,898,244	5,898,244	6,081,381	6,081,381	1,176,715	1,176,715	6,138
SPDR S&P International Telecommunications Sector ETF	1,591,584	1,591,584	21,949,559	21,949,559	21,232,570	21,232,570	2,308,573	2,308,573	12,123
SPDR S&P International Utilities Sector ETF	2,439,082	2,439,082	12,589,762	12,589,762	10,844,330	10,844,330	4,184,514	4,184,514	8,426

State Street Institutional U.S. Government Money Market Fund	Number of Shares Held at 9/30/15	Value at 9/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Income
			Cost	Shares	Proceeds	Shares
SPDR S&P Emerging Markets ETF	258,144	$258,144	$13,012,520	13,012,520	$11,997,817	11,997,817	1,272,847	$1,272,847	$295
SPDR MSCI ACWI ex-US ETF	756,698	756,698	18,109,223	18,109,223	17,456,355	17,456,355	1,409,566	1,409,566	585

4.	Trustees’ Fees

The Trust, SSGA Master Trust, SSGA Active Trust and SPDR Series Trust (together, the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $200,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trusts also reimburse each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

5.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 25,000 shares for the following Fund:

SPDR MSCI Emerging Market Quality Mix ETF

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for the following Funds:

SPDR STOXX Europe 50 ETF

SPDR EURO STOXX 50 ETF

SPDR EURO STOXX Small Cap ETF

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR MSCI International Real Estate Currency Hedged ETF

SPDR S&P Russia ETF

SPDR MSCI China A Shares IMI ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P Global Natural Resources ETF

SPDR S&P North American Natural Resources ETF

SPDR MSCI EM 50 ETF

SPDR MSCI EM Beyond BRIC ETF

SPDR MSCI EAFE Quality Mix ETF

SPDR MSCI Australia Quality Mix ETF

SPDR MSCI Canada Quality Mix ETF

SPDR MSCI Germany Quality Mix ETF

SPDR MSCI Spain Quality Mix ETF

SPDR MSCI United Kingdom Quality Mix ETF

SPDR Russell/Nomura Small Cap Japan ETF

SPDR S&P Global Dividend ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 100,000 shares for the following Funds:

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P China ETF

SPDR S&P Emerging Markets ETF

SPDR S&P BRIC 40 ETF

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Latin America ETF

SPDR S&P Emerging Middle East & Africa ETF

SPDR S&P International Small Cap ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P Global Infrastructure ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI World Quality Mix ETF

SPDR MSCI Japan Quality Mix ETF

SPDR MSCI Mexico Quality Mix ETF

SPDR MSCI South Korea Quality Mix ETF

SPDR MSCI Taiwan Quality Mix ETF

SPDR S&P International Dividend ETF

SPDR S&P Emerging Markets Small Cap ETF

SPDR Dow Jones Global Real Estate ETF

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 200,000 shares for the following Funds:

SPDR S&P World ex-US ETF

SPDR MSCI ACWI ex-US ETF

SPDR Russell/Nomura PRIME Japan ETF

SPDR S&P International Mid Cap ETF

Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit are charged to authorized participants for transactions on a given day regardless of the number of Creation Unit that are created or redeemed on the same day. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by authorized participants pending delivery of missing deposit securities.

6.	Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR STOXX Europe 50 ETF	$250,490,574	$3,480,864	$50,374,821	$(46,893,957)
SPDR EURO STOXX 50 ETF	3,766,843,580	77,947,530	645,520,681	(567,573,151)
SPDR EURO STOXX Small Cap ETF	31,344,360	1,747,915	2,232,077	(484,162)
SPDR EURO STOXX 50 Currency Hedged ETF	12,108,935	—	835,354	(835,354)
SPDR S&P International Dividend Currency Hedged ETF	3,879,968	—	18,093	(18,093)
SPDR MSCI International Real Estate Currency Hedged ETF	3,861,250	364,259	143,498	220,761
SPDR S&P Emerging Asia Pacific ETF	375,083,195	49,101,799	76,679,233	(27,577,434)
SPDR S&P Russia ETF	35,803,900	80,172	13,161,846	(13,081,674)
SPDR S&P China ETF	903,643,487	85,452,929	198,213,653	(112,760,724)
SPDR MSCI China A Shares IMI ETF	2,477,023	54,926	368,354	(313,428)
SPDR S&P Emerging Markets ETF	220,456,280	—	—	—
SPDR S&P Emerging Markets Dividend ETF	290,357,207	21,978,281	29,345,564	(7,367,283)
SPDR S&P BRIC 40 ETF	90,967,920	8,425,961	26,033,061	(17,607,100)
SPDR S&P Emerging Europe ETF	74,786,351	1,237,060	37,069,381	(35,832,321)
SPDR S&P Emerging Latin America ETF	51,883,024	2,163,996	26,298,392	(24,134,396)
SPDR S&P Emerging Middle East & Africa ETF	41,360,299	5,408,263	15,943,809	(10,535,546)
SPDR S&P World ex-US ETF	826,766,353	67,757,596	126,394,158	(58,636,562)

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P International Small Cap ETF	$871,915,779	$83,965,250	$187,734,393	$(103,769,143)
SPDR Dow Jones International Real Estate ETF	4,321,016,996	640,706,332	190,612,363	450,093,969
SPDR S&P Global Infrastructure ETF	73,515,259	4,625,512	10,474,107	(5,848,595)
SPDR S&P Global Natural Resources ETF	812,258,195	14,515,062	165,492,221	(150,977,159)
SPDR S&P North American Natural Resources ETF	643,862,590	108,748,077	12,218,026	96,530,051
SPDR MSCI ACWI ex-US ETF	899,269,102	39,058,509	177,366,926	(138,308,417)
SPDR MSCI ACWI IMI ETF	51,853,007	2,670,104	5,626,865	(2,956,761)
SPDR MSCI ACWI Low Carbon Target ETF	94,843,920	6,037,798	9,354,437	(3,316,639)
SPDR MSCI EM 50 ETF	4,897,913	185,994	739,574	(553,580)
SPDR MSCI EM Beyond BRIC ETF	3,115,782	166,777	606,996	(440,219)
SPDR MSCI EAFE Quality Mix ETF	5,829,658	301,791	752,668	(450,877)
SPDR MSCI Emerging Markets Quality Mix ETF	105,350,019	4,705,218	8,703,332	(3,998,114)
SPDR MSCI World Quality Mix ETF	6,008,157	665,514	558,502	107,012
SPDR MSCI Australia Quality Mix ETF	9,635,744	531,975	913,413	(381,438)
SPDR MSCI Canada Quality Mix ETF	14,397,473	1,164,303	489,366	674,937
SPDR MSCI Germany Quality Mix ETF	11,072,267	488,205	1,480,167	(991,962)
SPDR MSCI Japan Quality Mix ETF	12,976,898	321,983	865,290	(543,307)
SPDR MSCI Mexico Quality Mix ETF	2,994,799	51,401	637,265	(585,864)
SPDR MSCI South Korea Quality Mix ETF	2,929,286	122,713	490,108	(367,395)
SPDR MSCI Spain Quality Mix ETF	2,987,973	30,845	947,667	(916,822)
SPDR MSCI Taiwan Quality Mix ETF	5,867,762	259,580	891,372	(631,792)
SPDR MSCI United Kingdom Quality Mix ETF	2,933,808	48,963	560,708	(511,745)
SPDR Russell/Nomura PRIME Japan ETF	35,641,808	2,008,863	6,523,744	(4,514,881)
SPDR Russell/Nomura Small Cap Japan ETF	72,727,993	7,230,215	11,520,072	(4,289,857)
SPDR S&P Global Dividend ETF	72,238,500	3,300,288	4,759,562	(1,459,274)
SPDR S&P International Dividend ETF	1,034,450,690	63,161,380	111,524,306	(48,362,926)
SPDR S&P International Mid Cap ETF	58,054,769	4,269,029	5,966,366	(1,697,337)
SPDR S&P Emerging Markets Small Cap ETF	454,776,258	36,747,048	156,492,851	(119,745,803)
SPDR Dow Jones Global Real Estate ETF	1,998,492,759	304,774,169	72,158,042	232,616,127
SPDR S&P International Consumer Discretionary Sector ETF	13,476,802	699,117	2,129,504	(1,430,387)
SPDR S&P International Consumer Staples Sector ETF	36,724,585	1,966,098	2,473,853	(507,755)
SPDR S&P International Energy Sector ETF	34,042,946	229,914	9,505,717	(9,275,803)
SPDR S&P International Financial Sector ETF	9,987,338	102,546	2,644,268	(2,541,722)
SPDR S&P International Health Care Sector ETF	61,134,709	5,128,404	6,159,640	(1,031,236)
SPDR S&P International Industrial Sector ETF	16,023,322	719,764	2,335,192	(1,615,428)
SPDR S&P International Materials Sector ETF	8,309,915	262,443	3,777,173	(3,514,730)
SPDR S&P International Technology Sector ETF	11,011,942	1,540,638	2,129,268	(588,630)
SPDR S&P International Telecommunications Sector ETF	34,197,098	2,789,197	4,303,007	(1,513,810)
SPDR S&P International Utilities Sector ETF	59,063,735	1,801,117	5,976,683	(4,175,566)

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

7.	Investment Transactions

For the six months ended March 31, 2016, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/(loss) as follows:

	Contributions	Redemptions	Realized Gain/(Loss)
SPDR STOXX Europe 50 ETF	$—	$6,219,541	$(1,151,051)
SPDR EURO STOXX 50 ETF	48,671,274	855,136,491	(41,066,200)
SPDR EURO STOXX Small Cap ETF	22,136,701	2,189,186	137,450
SPDR EURO STOXX 50 Currency Hedged ETF	6,918,462	1,827,580	(6,071)
SPDR S&P International Dividend Currency Hedged ETF	—	—	—
SPDR MSCI International Real Estate Currency Hedged ETF	—	—	—
SPDR S&P Emerging Asia Pacific ETF	—	63,555,497	(7,654,350)
SPDR S&P Russia ETF	720,320	2,112,779	253,769
SPDR S&P China ETF	—	89,592,875	(2,745,278)
SPDR MSCI China A Shares IMI ETF	—	—	—
SPDR S&P Emerging Markets ETF	10,529,077	28,555,309	(3,582,279)
SPDR S&P Emerging Markets Dividend ETF	13,107,777	38,336,401	(9,921,942)
SPDR S&P BRIC 40 ETF	—	9,102,180	(2,533,668)
SPDR S&P Emerging Europe ETF	—	3,923,884	(3,828,425)
SPDR S&P Emerging Latin America ETF	—	2,435,496	(3,452,867)
SPDR S&P Emerging Middle East & Africa ETF	—	8,356,793	(2,162,871)
SPDR S&P World ex-US ETF	64,623,943	54,423,027	7,759,253
SPDR S&P International Small Cap ETF	29,100,213	42,514,165	2,528,633
SPDR Dow Jones International Real Estate ETF	47,945,143	386,872,199	94,541,379
SPDR S&P Global Infrastructure ETF	17,084,457	12,396,989	484,139
SPDR S&P Global Natural Resources ETF	73,847,904	84,859,270	2,598,575
SPDR S&P North American Natural Resources ETF	703,570,661	94,731,071	17,683,547
SPDR MSCI ACWI ex-US ETF	81,882,884	75,484,961	8,811,606
SPDR MSCI ACWI IMI ETF	6,023,085	—	—
SPDR MSCI ACWI Low Carbon Target ETF	6,463,135	—	—
SPDR MSCI EM 50 ETF	—	—	—
SPDR MSCI EM Beyond BRIC ETF	—	—	—
SPDR MSCI EAFE Quality Mix ETF	—	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	16,458,246	2,192,732	253,498
SPDR MSCI World Quality Mix ETF	—	—	—
SPDR MSCI Australia Quality Mix ETF	2,246,042	—	—
SPDR MSCI Canada Quality Mix ETF	4,298,071	—	—
SPDR MSCI Germany Quality Mix ETF	—	—	—
SPDR MSCI Japan Quality Mix ETF	6,246,925	6,027,700	76,189
SPDR MSCI Mexico Quality Mix ETF	—	—	—
SPDR MSCI South Korea Quality Mix ETF	—	—	—
SPDR MSCI Spain Quality Mix ETF	—	—	—
SPDR MSCI Taiwan Quality Mix ETF	—	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—	—

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

	Contributions	Redemptions	Realized Gain/(Loss)
SPDR Russell/Nomura Small Cap Japan ETF	$—	$7,058,547	$(428,423)
SPDR S&P Global Dividend ETF	5,880,647	20,044,206	1,012,483
SPDR S&P International Dividend ETF	—	136,562,644	(6,532,010)
SPDR S&P International Mid Cap ETF	—	—	—
SPDR S&P Emerging Markets Small Cap ETF	3,274,775	39,994,548	(12,477,100)
SPDR Dow Jones Global Real Estate ETF	138,544,843	13,566,037	3,844,086
SPDR S&P International Consumer Discretionary Sector ETF	—	3,370,734	2,623
SPDR S&P International Consumer Staples Sector ETF	3,935,984	37,182,786	4,847,835
SPDR S&P International Energy Sector ETF	3,551,931	4,793,665	408,024
SPDR S&P International Financial Sector ETF	970,504	3,373,203	(553,019)
SPDR S&P International Health Care Sector ETF	—	16,758,820	3,642,989
SPDR S&P International Industrial Sector ETF	1,336,408	6,085,374	(560,480)
SPDR S&P International Materials Sector ETF	—	735,205	(677,268)
SPDR S&P International Technology Sector ETF	—	1,333,907	120,190
SPDR S&P International Telecommunications Sector ETF	—	7,524,440	940,298
SPDR S&P International Utilities Sector ETF	24,047,064	1,596,615	(89,533)

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction. The Funds reclassified these non-taxable gains and losses on the in-kind redemption of Creation Units as an increase or decrease to paid in capital in the Statements of Assets and Liabilities.

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the six months ended March 31, 2016 were as follows:

	Purchases	Sales
SPDR STOXX Europe 50 ETF	$6,051,272	$6,615,249
SPDR EURO STOXX 50 ETF	54,805,528	62,616,233
SPDR EURO STOXX Small Cap ETF	7,746,337	7,935,079
SPDR EURO STOXX 50 Currency Hedged ETF	592,649	980,162
SPDR S&P International Dividend Currency Hedged ETF	186,491	342,855
SPDR MSCI International Real Estate Currency Hedged ETF	331,066	514,092
SPDR S&P Emerging Asia Pacific ETF	368,718	49,631,015
SPDR S&P Russia ETF	1,318,313	1,702,850
SPDR S&P China ETF	7,934,427	24,246,637
SPDR MSCI China A Shares IMI ETF	2,709,847	212,790
SPDR S&P Emerging Markets ETF	4,780,227	14,558,403
SPDR S&P Emerging Markets Dividend ETF	103,423,190	125,197,436
SPDR S&P BRIC 40 ETF	12,494,473	13,943,653
SPDR S&P Emerging Europe ETF	932,667	2,219,150
SPDR S&P Emerging Latin America ETF	338,194	1,460,292
SPDR S&P Emerging Middle East & Africa ETF	883,249	3,988,682
SPDR S&P World ex-US ETF	8,541,005	11,261,676
SPDR S&P International Small Cap ETF	5,346,338	18,702,915
SPDR Dow Jones International Real Estate ETF	140,430,858	148,969,629

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

	Purchases	Sales
SPDR S&P Global Infrastructure ETF	$6,406,471	$6,858,247
SPDR S&P Global Natural Resources ETF	68,490,215	70,891,725
SPDR S&P North American Natural Resources ETF	66,615,872	63,792,405
SPDR MSCI ACWI ex-US ETF	16,501,695	19,459,505
SPDR MSCI ACWI IMI ETF	466,896	680,567
SPDR MSCI ACWI Low Carbon Target ETF	4,969,648	4,912,541
SPDR MSCI EM 50 ETF	417,893	473,364
SPDR MSCI EM Beyond BRIC ETF	143,142	154,779
SPDR MSCI EAFE Quality Mix ETF	775,559	783,707
SPDR MSCI Emerging Markets Quality Mix ETF	19,766,547	10,215,728
SPDR MSCI World Quality Mix ETF	454,259	538,443
SPDR MSCI Australia Quality Mix ETF	1,012,751	1,120,340
SPDR MSCI Canada Quality Mix ETF	946,787	1,012,073
SPDR MSCI Germany Quality Mix ETF	1,432,617	1,478,839
SPDR MSCI Japan Quality Mix ETF	1,551,618	1,543,929
SPDR MSCI Mexico Quality Mix ETF	151,801	156,708
SPDR MSCI South Korea Quality Mix ETF	205,627	211,419
SPDR MSCI Spain Quality Mix ETF	101,849	145,841
SPDR MSCI Taiwan Quality Mix ETF	317,978	465,899
SPDR MSCI United Kingdom Quality Mix ETF	245,963	249,431
SPDR Russell/Nomura PRIME Japan ETF	147,035	249,697
SPDR Russell/Nomura Small Cap Japan ETF	11,785,021	12,228,792
SPDR S&P Global Dividend ETF	33,148,732	33,132,530
SPDR S&P International Dividend ETF	320,471,140	329,004,175
SPDR S&P International Mid Cap ETF	925,464	959,947
SPDR S&P Emerging Markets Small Cap ETF	8,001,365	56,639,762
SPDR Dow Jones Global Real Estate ETF	83,563,516	84,011,255
SPDR S&P International Consumer Discretionary Sector ETF	204,891	328,058
SPDR S&P International Consumer Staples Sector ETF	414,991	1,944,607
SPDR S&P International Energy Sector ETF	1,797,739	1,388,174
SPDR S&P International Financial Sector ETF	43,036	383,265
SPDR S&P International Health Care Sector ETF	2,651,778	2,958,725
SPDR S&P International Industrial Sector ETF	695,801	1,053,588
SPDR S&P International Materials Sector ETF	160,002	172,178
SPDR S&P International Technology Sector ETF	228,051	356,936
SPDR S&P International Telecommunications Sector ETF	227,784	344,983
SPDR S&P International Utilities Sector ETF	618,727	775,563

For the period ended March 31, 2016, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

8.	Concentration Risk

Each Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

9.	Foreign Investment Risks

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

10.	Securities Lending

Each Fund may lend securities up to 25% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2016 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2016:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$38,115,135	$40,580,575	$—	$40,580,575
SPDR S&P Emerging Asia Pacific ETF	23,062,613	13,241,139	11,561,507	24,802,646
SPDR S&P China ETF	93,225,836	55,872,402	44,764,947	100,637,349
SPDR S&P Emerging Markets ETF	12,219,076	8,004,306	4,893,476	12,897,782
SPDR S&P Emerging Markets Dividend ETF	22,895,470	21,387,634	2,536,446	23,924,080
SPDR S&P BRIC 40 ETF	6,004,664	354,450	5,818,214	6,172,664

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR S&P Emerging Europe ETF	$155,822	$156,964	$—	$156,964
SPDR S&P Emerging Latin America ETF	3,023,783	2,934,028	246,277	3,180,305
SPDR S&P Emerging Middle East & Africa ETF	3,004,271	3,074,983	5,523	3,080,506
SPDR S&P World ex-US ETF	49,202,369	45,149,190	6,704,614	51,853,804
SPDR S&P International Small Cap ETF	119,095,893	118,741,960	7,269,831	126,011,791
SPDR Dow Jones International Real Estate ETF	135,928,088	129,043,584	15,169,981	144,213,565
SPDR S&P Global Infrastructure ETF	9,338,609	4,727,891	4,915,337	9,643,228
SPDR S&P Global Natural Resources ETF	67,645,480	60,037,450	11,053,668	71,091,118
SPDR MSCI ACWI ex-US ETF	45,032,584	38,646,785	8,911,344	47,558,129
SPDR MSCI ACWI IMI ETF	7,173,211	6,263,580	1,141,211	7,404,791
SPDR MSCI EM 50 ETF	528,944	374,860	169,525	544,385
SPDR MSCI EM Beyond BRIC ETF	110,052	110,841	2,654	113,495
SPDR Russell/Nomura PRIME Japan ETF	4,917,430	5,128,597	54,660	5,183,257
SPDR Russell/Nomura Small Cap Japan ETF	12,797,939	13,157,724	333,099	13,490,823
SPDR S&P Global Dividend ETF	10,985,700	9,888,138	1,444,696	11,332,834
SPDR S&P International Dividend ETF	151,486,606	130,329,117	29,272,192	159,601,309
SPDR S&P International Mid Cap ETF	8,552,375	8,308,633	700,477	9,009,110
SPDR S&P Emerging Markets Small Cap ETF	23,887,882	22,495,685	4,407,055	26,902,740
SPDR Dow Jones Global Real Estate ETF	69,612,361	43,650,432	27,657,401	71,307,833
SPDR S&P International Consumer Discretionary Sector ETF	1,449,461	1,329,079	194,978	1,524,057
SPDR S&P International Consumer Staples Sector ETF	2,306,482	2,384,565	47,232	2,431,797
SPDR S&P International Energy Sector ETF	2,557,224	1,510,536	1,164,108	2,674,644
SPDR S&P International Financial Sector ETF	421,164	334,552	111,958	446,510
SPDR S&P International Health Care Sector ETF	4,581,566	4,680,074	136,108	4,816,182
SPDR S&P International Industrial Sector ETF	1,557,337	1,641,251	—	1,641,251
SPDR S&P International Materials Sector ETF	423,523	449,507	—	449,507
SPDR S&P International Technology Sector ETF	1,211,164	1,176,715	96,784	1,273,499
SPDR S&P International Telecommunications Sector ETF	2,185,938	2,308,573	—	2,308,573
SPDR S&P International Utilities Sector ETF	3,991,545	4,184,514	—	4,184,514

*	The non cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing. The following tables

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2016:

SPDR EURO STOXX 50 ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$40,580,575	$—	$—	$—	$40,580,575

Total Borrowings	$40,580,575	$—	$—	$—	$40,580,575

Gross amount of recognized liabilities for securities lending transactions.					$40,580,575

SPDR S&P Emerging Asia Pacific ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$13,241,139	$—	$—	$—	$13,241,139

Total Borrowings	$13,241,139	$—	$—	$—	$13,241,139

Gross amount of recognized liabilities for securities lending transactions.					$13,241,139

SPDR S&P China ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$55,872,402	$—	$—	$—	$55,872,402

Total Borrowings	$55,872,402	$—	$—	$—	$55,872,402

Gross amount of recognized liabilities for securities lending transactions.					$55,872,402

SPDR S&P Emerging Markets ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$8,004,306	$—	$—	$—	$8,004,306

Total Borrowings	$8,004,306	$—	$—	$—	$8,004,306

Gross amount of recognized liabilities for securities lending transactions.					$8,004,306

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

SPDR S&P Emerging Markets Dividend ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$21,387,634	$—	$—	$—	$21,387,634

Total Borrowings	$21,387,634	$—	$—	$—	$21,387,634

Gross amount of recognized liabilities for securities lending transactions.					$21,387,634

SPDR S&P BRIC 40 ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$354,450	$—	$—	$—	$354,450

Total Borrowings	$354,450	$—	$—	$—	$354,450

Gross amount of recognized liabilities for securities lending transactions.					$354,450

SPDR S&P Emerging Europe ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$156,964	$—	$—	$—	$156,964

Total Borrowings	$156,964	$—	$—	$—	$156,964

Gross amount of recognized liabilities for securities lending transactions.					$156,964

SPDR S&P Emerging Latin America ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,934,028	$—	$—	$—	$2,934,028

Total Borrowings	$2,934,028	$—	$—	$—	$2,934,028

Gross amount of recognized liabilities for securities lending transactions.					$2,934,028

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

SPDR S&P Emerging Middle East & Africa ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,074,983	$—	$—	$—	$3,074,983

Total Borrowings	$3,074,983	$—	$—	$—	$3,074,983

Gross amount of recognized liabilities for securities lending transactions.					$3,074,983

SPDR S&P World ex-US ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$45,140,799	$—	$—	$—	$45,140,799
Rights	8,391	—	—	—	8,391

Total Borrowings	$45,149,190	$—	$—	$—	$45,149,190

Gross amount of recognized liabilities for securities lending transactions.					$45,149,190

SPDR S&P International Small Cap ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$118,737,023	$—	$—	$—	$118,737,023
Rights	4,937	—	—	—	4,937

Total Borrowings	$118,741,960	$—	$—	$—	$118,741,960

Gross amount of recognized liabilities for securities lending transactions.					$118,741,960

SPDR Dow Jones International Real Estate ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$129,043,584	$—	$—	$—	$129,043,584

Total Borrowings	$129,043,584	$—	$—	$—	$129,043,584

Gross amount of recognized liabilities for securities lending transactions.					$129,043,584

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

SPDR S&P Global Infrastructure ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,727,891	$—	$—	$—	$4,727,891

Total Borrowings	$4,727,891	$—	$—	$—	$4,727,891

Gross amount of recognized liabilities for securities lending transactions.					$4,727,891

SPDR S&P Global Natural Resources ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$60,037,450	$—	$—	$—	$60,037,450

Total Borrowings	$60,037,450	$—	$—	$—	$60,037,450

Gross amount of recognized liabilities for securities lending transactions.					$60,037,450

SPDR MSCI ACWI ex-US ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$38,646,785	$—	$—	$—	$38,646,785

Total Borrowings	$38,646,785	$—	$—	$—	$38,646,785

Gross amount of recognized liabilities for securities lending transactions.					$38,646,785

SPDR MSCI ACWI IMI ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$6,263,580	$—	$—	$—	$6,263,580

Total Borrowings	$6,263,580	$—	$—	$—	$6,263,580

Gross amount of recognized liabilities for securities lending transactions.					$6,263,580

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

SPDR MSCI EM 50 ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$374,860	$—	$—	$—	$374,860

Total Borrowings	$374,860	$—	$—	$—	$374,860

Gross amount of recognized liabilities for securities lending transactions.					$374,860

SPDR MSCI EM Beyond BRIC ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$110,841	$—	$—	$—	$110,841

Total Borrowings	$110,841	$—	$—	$—	$110,841

Gross amount of recognized liabilities for securities lending transactions.					$110,841

SPDR Russell/Nomura PRIME Japan ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,128,597	$—	$—	$—	$5,128,597

Total Borrowings	$5,128,597	$—	$—	$—	$5,128,597

Gross amount of recognized liabilities for securities lending transactions.					$5,128,597

SPDR Russell/Nomura Small Cap Japan ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$13,157,724	$—	$—	$—	$13,157,724

Total Borrowings	$13,157,724	$—	$—	$—	$13,157,724

Gross amount of recognized liabilities for securities lending transactions.					$13,157,724

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

SPDR S&P Global Dividend ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$9,888,138	$—	$—	$—	$9,888,138

Total Borrowings	$9,888,138	$—	$—	$—	$9,888,138

Gross amount of recognized liabilities for securities lending transactions.					$9,888,138

SPDR S&P International Dividend ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$130,320,550	$—	$—	$—	$130,320,550
Rights	8,567	—	—	—	8,567

Total Borrowings	$130,329,117	$—	$—	$—	$130,329,117

Gross amount of recognized liabilities for securities lending transactions.					$130,329,117

SPDR S&P International Mid Cap ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$8,302,774	$—	$—	$—	$8,302,774
Rights	5,859	—	—	—	5,859

Total Borrowings	$8,308,633	$—	$—	$—	$8,308,633

Gross amount of recognized liabilities for securities lending transactions.					$8,308,633

SPDR S&P Emerging Markets Small Cap ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$22,495,685	$—	$—	$—	$22,495,685

Total Borrowings	$22,495,685	$—	$—	$—	$22,495,685

Gross amount of recognized liabilities for securities lending transactions.					$22,495,685

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

SPDR Dow Jones Global Real Estate ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$43,650,432	$—	$—	$—	$43,650,432

Total Borrowings	$43,650,432	$—	$—	$—	$43,650,432

Gross amount of recognized liabilities for securities lending transactions.					$43,650,432

SPDR S&P International Consumer Discretionary Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,329,079	$—	$—	$—	$1,329,079

Total Borrowings	$1,329,079	$—	$—	$—	$1,329,079

Gross amount of recognized liabilities for securities lending transactions.					$1,329,079

SPDR S&P International Consumer Staples Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,384,565	$—	$—	$—	$2,384,565

Total Borrowings	$2,384,565	$—	$—	$—	$2,384,565

Gross amount of recognized liabilities for securities lending transactions.					$2,384,565

SPDR S&P International Energy Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,510,536	$—	$—	$—	$1,510,536

Total Borrowings	$1,510,536	$—	$—	$—	$1,510,536

Gross amount of recognized liabilities for securities lending transactions.					$1,510,536

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

SPDR S&P International Financial Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$334,552	$—	$—	$—	$334,552

Total Borrowings	$334,552	$—	$—	$—	$334,552

Gross amount of recognized liabilities for securities lending transactions.					$334,552

SPDR S&P International Health Care Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,680,074	$—	$—	$—	$4,680,074

Total Borrowings	$4,680,074	$—	$—	$—	$4,680,074

Gross amount of recognized liabilities for securities lending transactions.					$4,680,074

SPDR S&P International Industrial Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,641,251	$—	$—	$—	$1,641,251

Total Borrowings	$1,641,251	$—	$—	$—	$1,641,251

Gross amount of recognized liabilities for securities lending transactions.					$1,641,251

SPDR S&P International Materials Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$449,507	$—	$—	$—	$449,507

Total Borrowings	$449,507	$—	$—	$—	$449,507

Gross amount of recognized liabilities for securities lending transactions.					$449,507

SPDR Index Shares Funds

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2016 (Unaudited)

SPDR S&P International Technology Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,176,715	$—	$—	$—	$1,176,715

Total Borrowings	$1,176,715	$—	$—	$—	$1,176,715

Gross amount of recognized liabilities for securities lending transactions.					$1,176,715

SPDR S&P International Telecommunications Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,308,573	$—	$—	$—	$2,308,573

Total Borrowings	$2,308,573	$—	$—	$—	$2,308,573

Gross amount of recognized liabilities for securities lending transactions.					$2,308,573

SPDR S&P International Utilities Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,184,514	$—	$—	$—	$4,184,514

Total Borrowings	$4,184,514	$—	$—	$—	$4,184,514

Gross amount of recognized liabilities for securities lending transactions.					$4,184,514

11.	Line of Credit

Effective October 15,2015, certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Funds Rate plus 1%. A Participant may borrow up to a maximum of 33 percent of its assets or a lower amount as may be set forth in the Fund’s prospectus. The SPDR Index Shares Funds had no outstanding loans during the period ended March 31, 2016.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR Index Shares Funds

OTHER INFORMATION

Shareholder Expense Example — March 31, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2015 to March 31, 2016.

The table below illustrates your Fund’s cost in two ways:

•	Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (a)
SPDR STOXX Europe 50 ETF	0.29%	$970.20	$1.43	(a)	$1,023.60	$1.47
SPDR EURO STOXX 50 ETF	0.29	994.70	1.45	(a)	1,023.60	1.47
SPDR EURO STOXX Small Cap ETF	0.45	1,021.80	2.27	(a)	1,022.80	2.28
SPDR EURO STOXX 50 Currency Hedged ETF	0.03	968.90	0.15	(a)	1,024.90	0.15
SPDR S&P International Dividend Currency Hedged ETF	0.03	1,023.50	0.15	(a)	1,024.90	0.15
SPDR MSCI International Real Estate Currency Hedged ETF	0.48	1,040.60	2.45	(a)	1,022.60	2.43
SPDR S&P Emerging Asia Pacific ETF	0.49	1,056.60	2.52	(a)	1,022.60	2.48
SPDR S&P Russia ETF	0.59	1,101.20	3.10	(a)	1,022.10	2.98
SPDR S&P China ETF	0.59	1,039.00	3.01	(a)	1,022.10	2.98
SPDR MSCI China A Shares IMI ETF	0.68	870.90	2.69	(b)	1,021.60	3.44
SPDR S&P Emerging Markets ETF	0.59	1,063.20	3.04	(a)	1,022.10	2.98
SPDR S&P Emerging Markets Dividend ETF	0.49	1,080.50	2.55	(a)	1,022.60	2.48
SPDR S&P BRIC 40 ETF	0.49	1,032.10	2.49	(a)	1,022.60	2.48
SPDR S&P Emerging Europe ETF	0.49	1,097.80	2.57	(a)	1,022.60	2.48
SPDR S&P Emerging Latin America ETF	0.50	1,142.40	2.68	(a)	1,022.50	2.53
SPDR S&P Emerging Middle East & Africa ETF	0.49	1,001.70	2.45	(a)	1,022.60	2.48

SPDR Index Shares Funds

OTHER INFORMATION (continued)

Shareholder Expense Example — March 31, 2016 (Unaudited)

		Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (a)
SPDR S&P World ex-US ETF	0.34%	$1,024.20	$1.72	(a)	$1,023.30	$1.72
SPDR S&P International Small Cap ETF	0.40	1,065.80	2.07	(a)	1,023.00	2.02
SPDR Dow Jones International Real Estate ETF	0.59	1,067.90	3.05	(a)	1,022.10	2.98
SPDR S&P Global Infrastructure ETF	0.40	1,059.40	2.06	(a)	1,023.00	2.02
SPDR S&P Global Natural Resources ETF	0.40	1,095.40	2.10	(a)	1,023.00	2.02
SPDR S&P North American Natural Resources ETF	0.35	1,166.90	1.11	(c)	1,023.30	1.77
SPDR MSCI ACWI ex-US ETF	0.30	1,031.10	1.52	(a)	1,023.50	1.52
SPDR MSCI ACWI IMI ETF	0.25	1,060.90	1.29	(a)	1,023.80	1.26
SPDR MSCI ACWI Low Carbon Target ETF	0.20	1,052.90	1.03	(a)	1,024.00	1.01
SPDR MSCI EM 50 ETF	0.50	1,063.30	2.58	(a)	1,022.50	2.53
SPDR MSCI EM Beyond BRIC ETF	0.49	1,095.50	2.57	(a)	1,022.60	2.48
SPDR MSCI EAFE Quality Mix ETF	0.30	1,041.00	1.53	(a)	1,023.50	1.52
SPDR MSCI Emerging Markets Quality Mix ETF	0.30	1,057.10	1.54	(a)	1,023.50	1.52
SPDR MSCI World Quality Mix ETF	0.30	1,083.90	1.56	(a)	1,023.50	1.52
SPDR MSCI Australia Quality Mix ETF	0.30	1,130.40	1.60	(a)	1,023.50	1.52
SPDR MSCI Canada Quality Mix ETF	0.30	1,098.70	1.57	(a)	1,023.50	1.52
SPDR MSCI Germany Quality Mix ETF	0.30	1,049.20	1.54	(a)	1,023.50	1.52
SPDR MSCI Japan Quality Mix ETF	0.30	1,058.80	1.54	(a)	1,023.50	1.52
SPDR MSCI Mexico Quality Mix ETF	0.44	1,075.70	2.28	(a)	1,022.80	2.23
SPDR MSCI South Korea Quality Mix ETF	0.40	1,094.90	2.09	(a)	1,023.00	2.02
SPDR MSCI Spain Quality Mix ETF	0.30	958.40	1.47	(a)	1,023.50	1.52
SPDR MSCI Taiwan Quality Mix ETF	0.40	1,071.10	2.07	(a)	1,023.00	2.02
SPDR MSCI United Kingdom Quality Mix ETF	0.30	994.10	1.50	(a)	1,023.50	1.52
SPDR Russell/Nomura PRIME Japan ETF	0.30	1,025.20	1.52	(a)	1,023.50	1.52
SPDR Russell/Nomura Small Cap Japan ETF	0.40	1,058.30	2.06	(a)	1,023.00	2.02
SPDR S&P Global Dividend ETF	0.40	1,061.80	2.06	(a)	1,023.00	2.02
SPDR S&P International Dividend ETF	0.45	1,054.80	2.31	(a)	1,022.80	2.28
SPDR S&P International Mid Cap ETF	0.45	1,057.30	2.31	(a)	1,022.80	2.28
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,081.70	3.38	(a)	1,021.80	3.29
SPDR Dow Jones Global Real Estate ETF	0.50	1,102.80	2.63	(a)	1,022.50	2.53
SPDR S&P International Consumer Discretionary Sector ETF	0.40	1,017.50	2.02	(a)	1,023.00	2.02
SPDR S&P International Consumer Staples Sector ETF	0.40	1,086.20	2.09	(a)	1,023.00	2.02

SPDR Index Shares Funds

OTHER INFORMATION (continued)

Shareholder Expense Example — March 31, 2016 (Unaudited)

		Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (a)
SPDR S&P International Energy Sector ETF	0.40%	$1,068.70	$2.07	(a)	$1,023.00	$2.02
SPDR S&P International Financial Sector ETF	0.40	957.60	1.96	(a)	1,023.00	2.02
SPDR S&P International Health Care Sector ETF	0.40	977.90	1.98		1,023.00	2.02
SPDR S&P International Industrial Sector ETF	0.40	1,084.00	2.08	(a)	1,023.00	2.02
SPDR S&P International Materials Sector ETF	0.40	1,073.60	2.07	(a)	1,023.00	2.02
SPDR S&P International Technology Sector ETF	0.40	1,074.00	2.07	(a)	1,023.00	2.02
SPDR S&P International Telecommunications Sector ETF	0.40	1,066.40	2.07	(a)	1,023.00	2.02
SPDR S&P International Utilities Sector ETF	0.40	1,037.60	2.04	(a)	1,023.00	2.02

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 366.
(b)	Actual period is from commencement of operations 10/29/15.
(c)	Actual period is from commencement of operations 12/16/15.

SPDR Index Shares Funds

OTHER INFORMATION (continued)

March 31, 2016 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

SPDR Index Shares Funds

OTHER INFORMATION (continued)

March 31, 2016 (Unaudited)

Approval of Advisory Agreement

At in-person meetings held prior to March 31, 2016, the Board of Trustees of the Trust (the “Board”) evaluated proposals related to advisory arrangements for new series of the Trust, including proposals to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR MSCI China A Shares IMI ETF and the SPDR S&P North American Natural Resources ETF (the “New ETFs”), each of which commenced operations during the period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser and (iv) extent to which economies of scale would be shared as the New ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of each New ETF and oversight of the sub-adviser for the SPDR MSCI China A Shares IMI ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each New ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board also considered the Adviser’s experience in managing equity exchange-traded funds with indexed investment objectives and overseeing third-party sub-advisers, as applicable.

Fees Charged to Comparable Funds

The Board evaluated each New ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed estimated expense ratios for each New ETF. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in either New ETF’s advisory

SPDR Index Shares Funds

OTHER INFORMATION (continued)

March 31, 2016 (Unaudited)

fee rate as assets of a New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each New ETF by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because each New ETF is new, there are no economies of scale to share, but it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.

Conclusion

The Board, including the Independent Trustees voting separately, approved the Agreement for each New ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to each New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.

Approval of State Street Global Advisors Asia Limited Sub-Advisory Agreement

At an in-person meeting held prior to March 31, 2016, the Board also evaluated a proposal to approve a separate Sub-Advisory Agreement (the “SSGA Asia Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Asia Limited (“SSGA Asia”), an affiliate of the Adviser, with respect to the SPDR MSCI China A Shares IMI ETF (the “Fund”), under which the Fund would be sub-advised by SSGA Asia. The Independent Trustees also met separately with their independent legal counsel to consider the SSGA Asia Sub-Advisory Agreement.

In evaluating the SSGA Asia Sub-Advisory Agreement, the Board drew on materials provided to them by SSGA Asia and the Adviser. In deciding whether to approve the SSGA Asia Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services expected to be provided by SSGA Asia with respect to the Fund under the SSGA Asia Sub-Advisory Agreement and (ii) investment performance of other accounts managed by SSGA Asia. The Board was apprised of the portion of the advisory fee that the Adviser would pay to SSGA Asia under the SSGA Asia Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Fund.

The Board considered the background and experience of SSGA Asia’s senior management and, in particular, SSGA Asia’s experience in investing in Asian equity securities. The Board noted that SSGA Asia has extensive experience in managing Asian equity securities and also reviewed SSGA Asia’s assets under management in similar portfolios of securities.

The Board, including the Independent Trustees voting separately, approved the SSGA Asia Sub-Advisory Agreement for the Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the SSGA Asia Sub-Advisory Agreement were as follows: (a) the nature and extent of the services expected to be provided by SSGA Asia with respect to the Fund were adequate and appropriate; (b) SSGA Asia’s experience in managing Asian equity securities was extensive; (c) SSGA Asia’s fees for the Fund, and the unitary fee, considered in relation to the services expected to be provided, were fair and reasonable; (d) any additional potential benefits to SSGA Asia were not of a magnitude to materially affect the Board’s conclusions; and (e) fees expected to be paid to SSGA Asia were expected to share economies of scale with the Fund by way of the relatively low fee structure of the Trust.

SPDR® Index Shares Funds

SPDR Index Shares Funds

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President and Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Joshua A. Weinberg, Chief Legal Officer

Trevor Swanberg, Code of Ethics Compliance Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Suite 500

Boston, MA 02210

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds

For more complete information, please call 866.787.2257 or

visit spdrs.com today.

ssga.com   |   spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, sub-administrator, securities lending agent, transfer agent and shareholder servicing agent.

Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider the funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured • No Bank Guarantee • May Lose Value

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. 0515 Exp. Date: 05/31/2017 SPDRIDEXAR IBG-19534

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	A Schedule of Investments for each series of the registrant is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 3, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	June 3, 2016